   As filed with the U.S. Securities and Exchange Commission on January 26, 2006
                                               Securities Act File No. 333-32575
                                        Investment Company Act File No. 811-8319

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933       /X/

                          Pre-Effective Amendment No.                     / /

                        Post-Effective Amendment No. 26                   /X/

                                     And/or

        Registration Statement Under The Investment Company Act Of 1940   /X/

                               Amendment No. 26                           /X/
                        (Check appropriate box or boxes)

                               ING PARTNERS, INC.
                 (Exact Name of Registrant Specified in Charter)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (860) 273-4743

           Huey P. Falgout, Jr.                   With copies to:
           ING Investments, LLC               Jeffrey S. Puretz, Esq.
      7337 East Doubletree Ranch Rd.                Dechert, LLP
           Scottsdale, AZ 85258                 1775 I Street, N.W.
 (Name and Address of Agent for Service)        Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)

/ /  on (date), pursuant to paragraph (b)

/ /  on (date), pursuant to paragraph (a)(1)

/X/  on April 28, 2006, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                               ING PARTNERS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet

-    Contents of Registration Statement

-    Explanatory Note

-    Supplement dated May 1, 2006

-    ING Partners, Inc. Service Class and Adviser Class Prospectus

-    ING Partners, Inc. Initial Class Prospectus

- ING Partners, Inc. Fidelity Master Feeder Funds' Service Class and Adviser Class Prospectus

- ING Partners, Inc. Solution Portfolios Service Class and Adviser Class Prospectus

-    ING Partners, Inc. Solution Portfolios Initial Class Prospectus

-    ING Partners, Inc. Solution Portfolios Class T Prospectus

- ING Partners, Inc. Statement of Additional Information for Initial Class, Service Class and Adviser Class

- ING Partners, Inc. Fidelity Master Feeder Funds' Statement of Additional Information for Service Class and Adviser Class

- ING Partners, Inc. Solution Portfolios Statement of Additional Information for Service Class, Adviser Class, Initial Class and Class T

-    Part C

-    Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A for ING Partners, Inc. (the "Registrant") is being filed under Rule 485(a)(2) under the Securities Act of 1933, as amended, for the purpose of updating the disclosure in compliance with annual updating requirements to the Registrant's Initial Class, Service Class and Adviser Class Prospectuses and Statement of Additional Information, the Registrant's Fidelity Master Feeder Funds' Service Class and Adviser Class Prospectus and Statement of Additional Information and the Registrant's Solution Portfolios Service Class and Adviser Class, Initial Class and Class T Prospectuses and Statement of Additional Information and for registering Service Class, Adviser Class and Initial Class Shares of two new series, ING Columbia Small Cap Value II Portfolio and ING UBS U.S. Small Cap Growth Portfolio.

                          SUPPLEMENT DATED MAY 1, 2006
                         TO THE CURRENT PROSPECTUSES OF
                               ING PARTNERS, INC.
                                 ("REGISTRANT")


     The Prospectuses for the Registrant are hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds:"

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

     As discussed in earlier supplements, ING Life Insurance and Annuity Company ("ILIAC"), the adviser to the ING Funds, has reported to the Boards of Directors (the "Boards") of the ING Funds that, like many U.S. financial services companies, ILIAC and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ILIAC has advised the Boards that it and its affiliates have cooperated fully with each request.

     In addition to responding to regulatory and governmental requests, ILIAC reported that management of U.S. affiliates of ING Groep N.V., including ILIAC (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

     ILIAC has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ILIAC further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

     Based on the internal review, ILIAC has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

     In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and
(iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

     In addition to the arrangements discussed above, ILIAC reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

  - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

  - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

  - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

     For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

     ILIAC reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ILIAC advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ILIAC reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

  - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ILIAC reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

  - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

  - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

  - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

  - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

REQUESTS FOR INFORMATION FROM NEW YORK ATTORNEY GENERAL

     As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

     ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

     At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

     There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MAY 1, 2006

                                         PROSPECTUS -- SERVICE CLASS ("S CLASS")
                                                     ADVISER CLASS ("ADV CLASS")
--------------------------------------------------------------------------------

                               ING PARTNERS, INC.


   - ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO--Sub-Adviser: American Century Investment Management, Inc.

   - ING AMERICAN CENTURY SELECT PORTFOLIO--Sub-Adviser: American Century Investment Management, Inc.

   - ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO--Sub-Adviser: American Century Investment Management, Inc.
   - ING BARON ASSET PORTFOLIO--Sub-Adviser: BAMCO, Inc.

   - ING BARON SMALL CAP GROWTH PORTFOLIO--Sub-Adviser: BAMCO, Inc.

   - ING COLUMBIA SMALL CAP VALUE II PORTFOLIO--Sub-Adviser: Columbia Management Advisors, LLC
   - ING DAVIS VENTURE VALUE PORTFOLIO--Sub-Adviser: Davis Selected Advisers,
     L.P.

   - ING FUNDAMENTAL RESEARCH PORTFOLIO--Sub-Adviser: ING Investment Management Co.
   - ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO*--Sub-Adviser: Goldman Sachs Asset Management, L.P.

   - ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO*--Sub-Adviser: Goldman Sachs Asset Management, L.P.
   - ING JPMORGAN INTERNATIONAL PORTFOLIO--Sub-Adviser: J.P. Morgan Asset Management (London) Limited

   - ING JPMORGAN MID CAP VALUE PORTFOLIO--Sub-Adviser: J.P. Morgan Investment Management Inc.

   - ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO--Sub-Adviser: Lord, Abbett & Co. LLC

   - ING MFS CAPITAL OPPORTUNITIES PORTFOLIO--Sub-Adviser: Massachusetts Financial Services Company

   - ING NEUBERGER BERMAN PARTNERS PORTFOLIO--Sub-Adviser: Neuberger Berman Management Inc.
   - ING NEUBERGER BERMAN REGENCY PORTFOLIO--Sub-Adviser: Neuberger Berman Management Inc.

   - ING OPCAP BALANCED VALUE PORTFOLIO--Sub-Adviser: OpCap Advisors LLC
   - ING OPPENHEIMER GLOBAL PORTFOLIO--Sub-Adviser: OppenheimerFunds, Inc.
   - ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO--Sub-Adviser: OppenheimerFunds, Inc.
   - ING PIMCO TOTAL RETURN PORTFOLIO--Sub-Adviser: Pacific Investment Management Company LLC

   - ING PIONEER HIGH YIELD PORTFOLIO--Sub-Adviser: Pioneer Investment Management, Inc.

   - ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO--Sub-Adviser: Salomon Brothers Asset Management Inc

   - ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO--Sub-Adviser: Salomon Brothers Asset Management Inc

   - ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO--Sub-Adviser: T. Rowe Price Associates, Inc.
   - ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO--Sub-Adviser: T. Rowe Price Associates, Inc.

   - ING TEMPLETON FOREIGN EQUITY PORTFOLIO--Sub-Adviser: Templeton Investment Counsel, LLC

   - ING UBS U.S. LARGE CAP EQUITY PORTFOLIO--Sub-Adviser: UBS Global Asset Management (Americas) Inc.

   - ING UBS U.S. SMALL CAP GROWTH PORTFOLIO--Sub-Adviser: UBS Global Asset Management (Americas) Inc.

   - ING VAN KAMPEN COMSTOCK PORTFOLIO--Sub-Adviser: Van Kampen
   - ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO--Sub-Adviser: Van Kampen


   NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.

   THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS AND ADVISER CLASS OF CERTAIN PORTFOLIOS OF ING PARTNERS, INC. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


   AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.


* Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

TABLE OF CONTENTS


                                                                            PAGE
INTRODUCTION                                                                   1

PORTFOLIO SUMMARIES
   ING American Century Large Company Value Portfolio                          2
   ING American Century Select Portfolio                                       3
   ING American Century Small-Mid Cap Value Portfolio                          5
   ING Baron Asset Portfolio                                                   7
   ING Baron Small Cap Growth Portfolio                                        9
   ING Columbia Small Cap Value II Portfolio                                  10
   ING Davis Venture Value Portfolio                                          11
   ING Fundamental Research Portfolio                                         14
   ING Goldman Sachs(R) Capital Growth Portfolio                              15
   ING Goldman Sachs(R) Structured Equity Portfolio                           17
   ING JPMorgan International Portfolio                                       19
   ING JPMorgan Mid Cap Value Portfolio                                       21
   ING Lord Abbett U.S. Government Securities Portfolio                       23
   ING MFS Capital Opportunities Portfolio                                    24
   ING Neuberger Berman Partners Portfolio                                    26
   ING Neuberger Berman Regency Portfolio                                     27
   ING OpCap Balanced Value Portfolio                                         28
   ING Oppenheimer Global Portfolio                                           30
   ING Oppenheimer Strategic Income Portfolio                                 33
   ING PIMCO Total Return Portfolio                                           35
   ING Pioneer High Yield Portfolio                                           37
   ING Salomon Brothers Aggressive Growth Portfolio                           38
   ING Salomon Brothers Large Cap Growth Portfolio                            41
   ING T. Rowe Price Diversified Mid Cap Growth Portfolio                     43
   ING T. Rowe Price Growth Equity Portfolio                                  45
   ING Templeton Foreign Equity Portfolio                                     47
   ING UBS U.S. Large Cap Equity Portfolio                                    48
   ING UBS U.S. Small Cap Growth Portfolio                                    50
   ING Van Kampen Comstock Portfolio                                          51
   ING Van Kampen Equity and Income Portfolio                                 53

PORTFOLIO FEES AND EXPENSES                                                   56

SUMMARY OF PRINCIPAL RISKS                                                    61

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES                            66

MANAGEMENT OF THE PORTFOLIOS                                                  74

PORTFOLIO DISTRIBUTION                                                        82

SHAREHOLDER INFORMATION                                                       83

PERFORMANCE                                                                   86

FINANCIAL HIGHLIGHTS                                                          89

                                  INTRODUCTION

-  ING PARTNERS, INC.

ING Partners, Inc. ("Company") is a mutual fund authorized to issue multiple series and classes of shares. This Prospectus is designed to help you make informed decisions about investments in the Portfolios listed on the cover of this Prospectus (each a "Portfolio," and collectively, the "Portfolios"). The Company offers other portfolios that are not offered in this Prospectus. ING Life Insurance and Annuity Company ("ILIAC" or "Adviser") serves as the Investment Adviser of each Portfolio, and each Portfolio has a sub-adviser. The Portfolios (and their sub-advisers) described in this Prospectus are listed on the cover of this Prospectus.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts ("Variable Contracts"), qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

               ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

 SUB-ADVISER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")


-  INVESTMENT OBJECTIVE

Long-term capital growth. Income is a secondary objective. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. American Century considers large capitalization companies to be companies in the Russell 1000 Index. As of December 31, 2005, the capitalization of companies represented in the Russell 1000 Index ranged between $____ million and $____ billion.


In selecting securities for the Portfolio, American Century looks for companies whose stock price may not adequately reflect the companies' value. American Century attempts to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep at least 80% of the Portfolio's assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, or if the security no longer meets its valuation criteria.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                             MARKET AND COMPANY RISK
                           UNDERVALUED SECURITIES RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks of. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002          (23.08%)
2003           31.13%
2004            9.70%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance -- the Russell 1000(R) Value Index and the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index, and to the Morningstar Large Cap Value Average. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower than forecasted growth values. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Cap Value Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
Russell 1000(R) Value Index                           %              %(3)
S&P 500 Index                                         %              %(3)
Morningstar Large Cap Value Average                   %              %(4)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) Prior to April 29, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc and was known as ING Salomon Brothers Investors Value Portfolio. On April 29, 2005, the Portfolio's strategy was changed to one of investing primarily in large capitalization companies.
(3) The Russell 1000(R) Value Index and S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Cap Value Average returns are for the period beginning December 31, 2001.


                      ING AMERICAN CENTURY SELECT PORTFOLIO

 SUB-ADVISER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")


-  INVESTMENT OBJECTIVE


Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing in securities of companies American Century believes will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, American Century makes its investment decisions based primarily on its analysis of individual companies rather than broad economic forecasts. This strategy is based on the belief that, over the long term, stock price movements follow growth earnings, revenues and/or cash flow.

American Century uses a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the Portfolio's investment portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Although most of the Portfolio's assets will be invested in U.S. companies, there is no limit on the amount of assets the Portfolio can invest in foreign companies. Most of the Portfolio's foreign investments are in companies located and doing business in developed countries.

When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities.

American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising or if a company's characteristics no longer meet its criteria.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002        (33.20%)
2003         33.89%
2004          4.43%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the Russell 1000(R) Growth Index and to the Morningstar Large Growth Fund Average. The Russell 1000(R) Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %             %
ADV Class Return                                      %             %
Russell 1000(R) Growth Index                          %             %(3)
Morningstar Large Growth Fund Average                 %             %(4)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as ING Alger Growth Portfolio. On November 8, 2004, the Portfolio's strategy was limited to 65% of its assets in large capitalization companies.
(3) The Russell 1000(R) Growth Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Growth Fund Average returns are for the period beginning December 31, 2001.

               ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
           (FORMERLY, ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO)

 SUB-ADVISER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

-  INVESTMENT OBJECTIVE


Long-term capital growth, income is a secondary objective. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.


-  PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio seeks to achieve its investment objectives by investing at least 80% of its net assets in equity securities of small-/mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. American Century defines small/mid-capitalization companies to be those companies whose market capitalization at the time of purchase is within the range of the Russell 2800 Index. American Century intends to manage the Portfolio so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap(R) Index.

American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up to a level American Century believes more accurately reflects the companies' fair value.

Prior to May 1, 2006, the Portfolio focused its investment on small-capitalization companies. Beginning on May 1, 2006. American Century implemented a multi-style approach under which one of its teams of portfolio managers focuses on investment in the securities of small-capitalization companies and the second on selecting mid-capitalization investments for the Portfolio. Since implementation of this new multi-style strategy, all new cash flows into the Portfolio have been allocated to the mid-cap value strategy and managed by the mid-cap value team, and outflows taken from the small-cap value strategy, in order to increase proportion of mid-cap investments in the Portfolio and transition to a small/mid-cap strategy.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep at least 80% of the Portfolio's assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising or if a security no longer meets its valuation criteria.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK


                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003       35.08%
2004       21.03%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance -- the Russell 2500 Value Index and the S&P Small Cap 600/Citigroup Value Index and to the Morningstar Small Blend Average. The S&P Small Cap 600/Citigroup Value Index is a market value-weighted index of 600 small-sized domestic stocks. The Morningstar Small Blend Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
Russell 2500 Value Index                              %              %
S&P Small Cap 600/Citigroup Value Index               %              %(2)
Morningstar Small Value Average                       %              %(2)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2002.
(2) Russell 2500 Value Index, S&P Small Cap 600/Citigroup Value Index and the Morningstar Small Blend Average returns are for the period beginning
     May 1, 2002.

                            ING BARON ASSET PORTFOLIO
                       SUB-ADVISER: BAMCO, INC. ("BAMCO")

-  INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in common stocks of small- and mid-sized companies. As a general matter, BAMCO defines small- and mid-sized companies as those with market capitalizations, at the time of investment, of less than $8 billion.

BAMCO seeks growth companies that it believes are undervalued by the market at prices that it perceives as attractive relative to projected future cash flows and asset values. BAMCO selects companies for the Portfolio based upon capital appreciation potential, and looks for:

- Securities that BAMCO believes have favorable price to value characteristics, based on BAMCO's assessment of their prospects for future growth and profitability; and

- Businesses that BAMCO believes are well managed, have significant long-term growth prospects and are attractively priced.

In seeking investments for the Portfolio, BAMCO focuses on the long-term fundamental prospects of companies, rather than on historical operating results or current earnings expectations. BAMCO first looks for investments supported by long-term demographic, economic and societal "mega-trends." Then, BAMCO uses bottom-up fundamental research, including visits and interviews with portfolio company management, their major competitors, and their customers, to identify companies in which the Portfolio may invest.

Through its fundamental analysis, BAMCO seeks to identify companies with one or more of the following characteristics:

- Ability to grow its business substantially within a four to five year period;

- A special business "niche" that creates unusually favorable business opportunities;

- Sustainable barriers to competition; and

- Strong management capabilities.

The Portfolio may take large positions in companies in which BAMCO has the greatest conviction. The Portfolio will not sell positions solely because their market values have increased, and will add to positions in a company even though its market capitalization has increased through appreciation if, in BAMCO's judgment, the company remains an attractive investment.

The Portfolio may invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

The Portfolio may also invest in debt securities, including notes, bonds, debentures and money market instruments, and in convertible instruments. The debt securities in which the Portfolio may invest may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. The Portfolio relies on BAMCO's assessment of the issuer's securities and does not use independent ratings organizations.

The Portfolio may invest up to 10% of its net assets in illiquid securities. In addition, the Portfolio may invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may engage in derivatives transactions, including selling covered call options or purchasing put options on equity and debt securities and entering into swap agreements.

BAMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK
                              LARGE POSITIONS RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                      ING BARON SMALL CAP GROWTH PORTFOLIO
                       SUB-ADVISER: BAMCO, INC. ("BAMCO")

-  INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 80% of its total assets under normal circumstances) in the securities of smaller companies with market values under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. The Portfolio will add to positions in a company within the limits stated even though its market capitalization has increased through appreciation beyond $2.5 billion, if, in BAMCO's judgment, the company is still an attractive investment.

BAMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK

                             EQUITY SECURITIES RISK

                                GROWTH STOCK RISK
                              LARGE POSITIONS RISK
                             MARKET AND COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003         33.18%
2004         27.58%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the Russell 2000(R) Index and to the Morningstar Small Cap Growth Average. The Russell 2000(R) Index is a broad-based unmanaged capitalization weighted index of small capitalization companies. The Morningstar Small Cap Growth Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
Russell 2000(R) Index                                 %              %(2)
Morningstar Small Cap Growth Average                  %              %(2)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2002.
(2) The Russell 2000(R) Index and the Morningstar Small Cap Growth Average returns are for the period beginning May 1, 2002.

                    ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
             SUB-ADVISER: COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")

-  INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000(R) Value Index and that are believed to have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Portfolio may also invest in real estate investments trusts, foreign equity securities, depositary receipts, and other investment companies, including exchange-traded funds.

The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

- fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity;

- various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The management team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation;

- a company's current operating margins relative to its historic range; and

- indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the Portfolio.

The management team may sell a security when its price reaches a target set by the team, if there is deterioration in the company's financial situation, when the management team believes other investments are more attractive or for other reasons.

While the Portfolio may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             DEPOSITARY RECEIPT RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                        REAL ESTATE INVESTMENT TRUST RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                                STOCK PRICE RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

As of the date of this Prospectus, the Portfolio had not commenced operations, therefore, annual performance information is not provided.

                        ING DAVIS VENTURE VALUE PORTFOLIO
          (FORMERLY, ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO)
              SUB-ADVISER: DAVIS SELECTED ADVISERS, L.P. ("DAVIS")

-  INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities.

Davis performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, Davis has developed a list of characteristics that it believes allow companies to expand earnings over the long term and manage risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

FIRST CLASS MANAGEMENT

-  Proven track record

-  Significant personal ownership in business

-  Intelligent allocation of capital

-  Smart application of technology to improve business and lower costs

STRONG FINANCIAL CONDITION AND PROFITABILITY

- Strong balance sheet

- Low cost structure / low debt

- High after-tax returns on capital

- High quality of earnings

STRATEGIC POSITIONING FOR THE LONG TERM

-  Non-obsolescent products / services

-  Dominant or growing market share in a growing market

-  Global presence and brand names

Davis emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis routinely visits managers at their places of business in order to gain insight into the relative value of different businesses.

The Portfolio is not diversified, which means that it may invest a higher percentage of its assets in any one issuer than a diversified portfolio would. This may magnify the Portfolio's losses from events affecting a particular issuer. However, Davis seeks to diversify the Portfolio's investments across industries, which may help reduce this risk.

Davis may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  HEADLINE RISK
                               INDUSTRY FOCUS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002        (24.79%)
2003         40.31%
2004          8.20%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index, to the Morningstar Mid Cap Blend Fund Average and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Mid Cap and Large Blend Fund Averages are each a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
S&P 500 Index                                         %              %(3)
Morningstar Mid Cap Blend Fund Average                %              %(4)
Morningstar Large Blend Fund Average                  %              %(4)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) Prior to October 31, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc and was known as the ING Salomon Brothers Fundamental Value Portfolio. Effective October 31, 2005, the Portfolio changed its strategy and the S&P 500 Index was designated as the comparative index for the Portfolio since it more closely reflects the performance of the securities in which the Portfolio invests.
(3)  The S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Mid Cap Blend Fund Average and Morningstar Large Blend Fund Average returns are for the period beginning December 31, 2001.

                       ING FUNDAMENTAL RESEARCH PORTFOLIO

              SUB-ADVISER: ING INVESTMENT MANAGEMENT CO. ("ING IM")


-  INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 65% of its total assets in common stocks and securities convertible into common stocks. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Portfolio seeks to invest principally in common stocks that ING IM believes have significant potential for capital appreciation. The Portfolio may also invest in exchange-traded funds ("ETFs"), initial public offerings ("IPOs") and derivative instruments.



ING IM applies quantitative research methods to generate investment ideas within each sector. An experienced fundamental research team then focuses on identifying the stocks it considers the best ideas within each sector. ING IM then constructs the portfolio by selecting from these ideas while considering sector weights and overall risk control. In managing the Portfolio, ING IM:



- Normally emphasizes stocks of larger companies;

- May also invest a portion of the Portfolio's assets in stocks of mid-sized companies, and up to 25% of its assets in stocks of foreign issuers, depending upon market conditions; and

- Utilizes an intensive, fundamentally driven research process to evaluate company growth, profitability and valuation characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each sector. In analyzing these characteristics, ING IM attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.



ING IM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                    IPO RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK



Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002        (23.03%)
2003         26.99%
2004          9.73%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
S&P 500 Index                                         %              %(3)
Morningstar Large Blend Fund Average                  %              %(4)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) Prior to January 23, 2004, the Portfolio was managed by DSI International Management, Inc. and was known as ING DSI Enhanced Index Portfolio. From January 23, 2004 to April 28, 2005, the Portfolio was known as ING Aeltus Enhanced Index Portfolio. Effective April 29, 2005, the name of the Portfolio was changed to ING Fundamental Research Portfolio. In addition, effective July 5, 2005, the strategy of the Portfolio changed from an index tracking strategy to a strategy utilizing fundamental research.
(3)  The S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Blend Fund Average returns are for the period beginning December 31, 2001.


                  ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
           SUB-ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L. P. ("GSAM")

-  INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 90% of its total assets in equity investments. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by GSAM to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK

                                  CURRENCY RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002        (24.56%)
2003         23.19%
2004          8.49%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and the Russell 1000(R) Growth Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
S&P 500 Index                                         %              %(2)
Russell 1000(R) Growth Index                          %              %(2)
Morningstar Large Blend Fund Average                  %              %(3)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) The S&P 500 Index and Russell 1000(R) Growth Index returns are for the period beginning December 1, 2001.
(3) The Morningstar Large Blend Fund Average returns are for the period beginning December 31, 2001.

                ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
              (FORMERLY ING GOLDMAN SACHS(R) CORE EQUITY PORTFOLIO)

           SUB-ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM")

-  INVESTMENT OBJECTIVE

Long-term growth of capital and dividend income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 90% of its total assets in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. The Portfolio seeks to achieve its investment objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

GSAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                  CURRENCY RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                              EMERGING GROWTH RISK
                             FOREIGN INVESTMENT RISK
                                GROWTH STOCK RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004        12.76%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
S&P 500 Index                                         %              %(2)
Morningstar Large Blend Fund Average                  %              %(2)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2003.
(2) The S&P 500 Index and Morningstar Large Blend Fund Average returns are for the period beginning May 1, 2003.

                      ING JPMORGAN INTERNATIONAL PORTFOLIO
            (FORMERLY, ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO) SUB-ADVISER: J.P. MORGAN ASSET MANAGEMENT (LONDON) LIMITED ("JPMORGAN LONDON")


-  INVESTMENT OBJECTIVE

Long-term growth of capital.

-  PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of foreign companies that JPMorgan London believes have higher growth potential and which are attractively valued. The Portfolio will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets. The Portfolio will seek to invest in those companies that JPMorgan London believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management, capable of defining and implementing company strategies to take advantage of local, regional or global market changes.

The Portfolio also may invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.


JPMorgan London may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GEOGRAPHIC FOCUS RISK

                     HIGH-YIELD, LOWER-GRADE DEBT SECURITIES

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares adjusted to reflect the higher expenses of the ADV Class shares (1998-2001) and the ADV Class shares (2002-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998        18.52%
1999        57.65%
2000       (20.00%)
2001       (27.31%)
2002       (18.49%)
2003        28.80%
2004        18.34%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio ADV Class, S Class and I Class shares' performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") and to the Morningstar Foreign Large Blend Average. The MSCI EAFE(R) Index is an unmanaged index that includes securities traded on 16 exchanges in Europe, Australasia, and the Far East. The Morningstar Foreign Large Blend Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR               10 YEARS OR
                                                 1 YEAR      SINCE INCEPTION          SINCE INCEPTION
S Class Return                                        %              %                     N/A
ADV Class Return                                      %              %                     N/A
MSCI EAFE(R) Index                                    %              %(3)                  N/A
Morningstar Foreign Large Blend Average               %              %(4)                  N/A
I Class Return                                        %              %
MSCI EAFE(R) Index                                    %              %                        %(3)
Morningstar Foreign Large Blend Average               %              %                        %(4)


----------

(1) ADV Class and S Class shares commenced operations on December 10, 2001. Therefore, the bar chart figures shown for 1998-2001 provide performance for the Initial Class (I Class) of the Portfolio, adjusted to reflect the higher operating expenses of the ADV Class. The bar chart figures shown for 2002-2005 provide performance for the ADV Class of the Portfolio.
(2) The I Class of the Portfolio commenced operations on November 28, 1997, however the I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses.
(3)  The MSCI EAFE(R) Index returns are for the period beginning December 1,
     2001.
(4) The Morningstar Foreign Large Blend Average returns are for the period beginning December 1, 1997.


                      ING JPMORGAN MID CAP VALUE PORTFOLIO
          SUB-ADVISER: J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JPMIM")

-  INVESTMENT OBJECTIVE

Growth from capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (under normal circumstances) in equity securities of mid-capitalization companies. JPMIM defines mid-capitalization companies as those companies with market capitalizations between $1 billion to $20 billion at the time of purchase that JPMIM believes to be undervalued. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company's shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depository receipts. The Portfolio also may use derivatives to hedge various market risks or to increase the Portfolio's income.


The Portfolio is not diversified, which means that it may invest a higher percentage of its assets in any one issuer than a diversified fund would. This makes the value of its shares more sensitive to the economic problems affecting a particular issuer.


JPMIM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

-  PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                        OVER-THE-COUNTER INVESTMENT RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003       29.68%
2004       20.31%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the Russell Midcap(R) Value Index and to the Morningstar Mid Cap Value Average. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Morningstar Mid Cap Value Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
Russell Midcap(R) Value Index                         %              %(2)
Morningstar Mid Cap Value Average                     %              %(2)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2002.
(2) The Russell Midcap(R) Value Index and Morningstar Mid Cap Value Average returns are for the period beginning May 1, 2002.

              ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO
               SUB-ADVISER: LORD, ABBETT & CO. LLC ("LORD ABBETT")

-  INVESTMENT OBJECTIVE

High current income consistent with reasonable risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental policy.

U.S. government securities include obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. Government agencies and U.S. Government-sponsored enterprises (including mortgage-related securities), such as:

- Federal Home Loan Bank;

- Federal Home Loan Mortgage Corporation;

- Federal National Mortgage Association;

- Federal Farm Credit Bank; and

- Government National Mortgage Association.

The Portfolio generally invests a substantial portion of its assets in securities issued or guaranteed by various government-sponsored enterprises. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States. Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest, but are not direct obligations of the U.S. Treasury. Certain indirect obligations issued by federal agencies and government sponsored entities in which the Portfolio may invest may not be backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. Government securities also include certain mortgage-related securities that may be sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

In managing the Portfolio, Lord Abbett:

- Seeks securities that it expects will produce high current income consistent with reasonable risk. Lord Abbett considers reasonable risk to mean that the volatility the Portfolio is expected to have over time will approximate that of the Lehman Brothers Government Bond(R) Index.

- Seeks to construct a portfolio with an average duration ranging between three and eight years.

The Portfolio may invest in derivative and similar instruments, including, but not limited to, options, futures, forward contracts, swap agreements, warrants, and rights. The Portfolio may also enter into financial futures contracts and options on futures for bona fide hedging purposes or to pursue risk management strategies, and may engage in futures transactions for non-hedging purposes if the aggregated initial margin and premiums required to establish such positions does not exceed 5% of the liquidation value of the Portfolio's investment portfolio.

The Portfolio may invest extensively in mortgage-related securities and also may invest in other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, mortgage dollar rolls, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Lord Abbett may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             PREPAYMENT OR CALL RISK
                              PRICE VOLATILITY RISK
                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK
                                ZERO-COUPON RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                     ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
          SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

-  INVESTMENT OBJECTIVE

Capital appreciation.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

MFS may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

-  PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK
                             DEPOSITARY RECEIPT RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                             MARKET AND COMPANY RISK
                        OVER-THE-COUNTER INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares adjusted to reflect the higher expenses of the ADV Class shares (1998-2001) and the ADV Class shares (2002-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998         26.13%
1999         48.07%
2000         (6.18%)
2001        (25.15%)
2002        (30.51%)
2003         27.44%
2004         12.36%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class, S Class and I Class shares' performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR               10 YEARS OR
                                                 1 YEAR      SINCE INCEPTION          SINCE INCEPTION
S Class Return                                        %             %                      N/A
ADV Class Return                                      %             %                      N/A
S&P 500 Index                                         %             %(3)                   N/A
Morningstar Large Blend Fund Average                  %             %(4)                   N/A
I Class Return                                        %             %                         %
S&P 500 Index                                         %             %                         %(3)
Morningstar Large Blend Fund Average                  %             %                         %(4)


----------

(1) ADV Class and S Class shares commenced operations on December 10, 2001. Therefore, the bar chart figures shown for 1998-2001 provide performance for the Initial Class (I Class) of the Portfolio, adjusted to reflect the higher operating expenses of the ADV Class. The bar chart figures shown for 2002-2005 provide performance for the ADV Class of the Portfolio.
(2) The I Class of the Portfolio commenced operations on November 28, 1997, however the I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses.
(3)  The S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Blend Fund Average returns are for the period beginning December 1, 1997.

                     ING NEUBERGER BERMAN PARTNERS PORTFOLIO
       SUB-ADVISER: NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN")

-  INVESTMENT OBJECTIVE

Capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of mid-capitalization companies. Neuberger Berman considers mid-capitalization companies to be those with total market capitalizations within the market capitalization range of the Russell Midcap(R) Index. As of December 31, 2005, the capitalization of companies represented by the Russell Midcap(R) Index ranged between $____ billion and $____ billion. Neuberger Berman considers large-capitalization companies to be those with total market capitalizations over $____ billion.

In selecting investments for the Portfolio, Neuberger Berman looks for well-managed companies with strong balance sheets whose stock prices are undervalued. The factors that Neuberger Berman uses to identify such companies may include:

- strong fundamentals, such as a company's financial, operational, and competitive positions;

- relatively high operating profit margins and returns; and

- a sound internal earnings record.

Neuberger Berman also may seek other characteristics in a company in which the Portfolio may invest, such as a strong market position relative to competitors; a high level of stock ownership among management; and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Portfolio may invest a portion of its assets in derivative instruments, including options and futures. The Portfolio may invest up to 20% of its assets in securities of foreign issuers. The Portfolio also may engage in borrowing and lend its securities to the extent permitted under the federal securities laws, and may engage in active and frequent trading to achieve its principal investment strategies.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Neuberger Berman may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LEVERAGING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

                     ING NEUBERGER BERMAN REGENCY PORTFOLIO
       SUB-ADVISER: NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN")

-  INVESTMENT OBJECTIVE

Capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of mid-capitalization companies. Neuberger Berman considers mid-capitalization companies to be those with total market capitalizations within the market capitalization range of the Russell Midcap(R) Index. As of December 31, 2005, the capitalization of companies represented by the Russell Midcap(R) Index ranged between $____ billion and $____ billion.

In selecting investments for the Portfolio, Neuberger Berman looks for undervalued companies with high-quality businesses. The factors that Neuberger Berman uses to identify such companies may include:

- above-average returns on invested capital;

- strong management teams; and

- solid balance sheets.

From time to time Neuberger Berman may emphasize investment in sectors that it believes will benefit from market or economic trends.

The Portfolio may invest a portion of its assets in derivative instruments, including options and futures. The Portfolio may invest up to 20% of its assets in securities of foreign issuers. The Portfolio also may engage in borrowing and lend its securities to the extent permitted under the Federal securities laws, and may engage in active and frequent trading to achieve its principal investment strategies.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Neuberger Berman may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LEVERAGING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECTOR ALLOCATION RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                       ING OPCAP BALANCED VALUE PORTFOLIO
                    SUB-ADVISER: OPCAP ADVISORS LLC ("OPCAP")

-  INVESTMENT OBJECTIVE

Capital growth, and secondarily, investment income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 25% of its total assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% to 75% of its total assets invested in equities. The Portfolio also invests at least 25% of its total assets in fixed-income senior securities. The Portfolio's investments in fixed income senior securities include bonds, debentures, notes, participation interests in loans, convertible securities, and U.S. government securities. U.S. government securities include a variety of securities issued by the U.S. Treasury or by U.S. government-related entities. While certain U.S. government-related entities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

To seek long-term growth of net asset value per share, the Portfolio normally invests half or more of its assets in common stocks that OpCap believes are undervalued in the marketplace, mainly the common stocks of U.S. issuers or companies with significant U.S. operations. The Portfolio also invests in other equity securities, such as preferred stock and securities convertible into common stock. The Portfolio also buys corporate and government bonds, notes, and other debt securities for investment income and capital appreciation, which can include securities below investment grade.

OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases.

OpCap allocates the Portfolio's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. Within the parameters for stock and bond investments described above under normal market conditions, the Portfolio might hold stocks, bonds, and money market instruments in different proportions at different times. OpCap might increase the relative emphasis of investments in bonds and other fixed income securities, instead of stocks when it thinks that:

- common stocks in general appear to be overvalued,

- debt securities present better capital growth and income opportunities relative to common stocks because of declining interest rates or improved issuer credit quality, or

- it is desirable to maintain liquidity pending investment in equity securities to seek capital growth opportunities.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


OpCap may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

-  PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                              DEBT SECURITIES RISK

                             EQUITY SECURITIES RISK
                     HIGH-YIELD, LOWER-GRADE DEBT SECURITIES

                               INDUSTRY FOCUS RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002        (21.46%)
2003         30.08%
2004         10.00%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the 60% S&P 500 Index/40% Lehman Brothers Intermediate Government/Credit Bond Index and the Morningstar Moderate Allocation Average. The 60% S&P 500 Index/40% Lehman Brothers Intermediate Government/Credit Bond Index is a combination of the S&P 500 Index and the Lehman Brothers Intermediate Government/Credit Bond Index. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Lehman Brothers Intermediate Government/Credit Bond Index is an index made up of the Lehman Brothers Intermediate Government and Credit Bond indices, including U.S. government treasury and agency securities as well as corporate and yankee bonds. The Morningstar Moderate Allocation Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                     5 YEARS OR
                                                       1 YEAR      SINCE INCEPTION
S Class Return                                              %              %
ADV Class Return                                            %              %
60% S&P 500 Index/40% Lehman Brothers Intermediate
Government/Credit Bond Index                                %              %(2)
Morningstar Moderate Allocation Average                     %              %(3)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) The 60% S&P 500 Index/40% Lehman Brothers Intermediate Government/Credit Bond Index returns are for the period beginning December 1, 2001.
(3) The Morningstar Moderate Allocation Average returns are for the period beginning December 31, 2001.


                        ING OPPENHEIMER GLOBAL PORTFOLIO

               SUB-ADVISER: OPPENHEIMERFUNDS, INC. ("OPPENHEIMER")


-  INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests mainly in common stocks of companies in the U.S. and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.


The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically the Portfolio invests in a number of different countries.


In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S companies with high growth potential. Oppenheimer uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

- stocks of small-, mid-, and large-cap growth-oriented companies worldwide;

- companies that stand to benefit from global growth trends;

- businesses with strong competitive positions and high demand for their products or services; and

- cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


Oppenheimer may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              ASSET ALLOCATION RISK

                                  CURRENCY RISK
                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GEOGRAPHIC FOCUS RISK
                                GROWTH STOCK RISK
                               INDUSTRY FOCUS RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003        31.50%
2004        14.71%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance -- the MSCI World Index(SM) and the MSCI All Country World Index(SM) and to the Morningstar World Stock Average. The MSCI World Index(SM) is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The MSCI All Country World Index(SM) is a broad-based unmanaged index of developed country and emerging market equities. The Morningstar World Stock Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
MSCI World Index(SM)                                  %              %(3)
MSCI All Country World Index(SM)                      %              %(3)
Morningstar World Stock Average                       %              %(3)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2002.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company and was known as ING MFS Global Growth Portfolio. Effective November 8, 2004, the Portfolio changed its strategy and the MSCI World Index(SM) was designated as the comparative index for the Portfolio since it more closely reflects the performance of the securities in which the Portfolio invests.
(3) The MSCI World Index(SM), MSCI All Coutntry World Index(SM) and Morningstar World Stock Average returns are for the period beginning May 1, 2002.

                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
               SUB-ADVISER: OPPENHEIMERFUNDS, INC. ("OPPENHEIMER")

-  INVESTMENT OBJECTIVE

High level of current income principally derived from interest on debt securities. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities typically include:

- short, medium and long-term foreign government and U.S. government bonds and notes;

- collateralized mortgage obligations ("CMOs");

- other mortgage-related securities and asset-backed securities;

- participation interests in loans;

- "structured" notes;

- lower-grade, high-yield domestic and foreign corporate debt obligations; and

- "zero-coupon" or "stripped" securities.

Under normal market conditions, the Portfolio invests in each of these three market sectors. However, the Portfolio is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Portfolio can invest up to 100% of its assets in any one sector at any time, if Oppenheimer believes that in doing so the Portfolio can achieve its objective without undue risk. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in lower-grade, high-yield debt obligations, also called "junk bonds."

The Portfolio's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Portfolio can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "Additional Information About Investment Strategies."

In selecting securities for the Portfolio, Oppenheimer analyzes the overall investment opportunities and risks in individual national economies. Oppenheimer's overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. Oppenheimer may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. Oppenheimer currently focuses on the factors below (some of which may vary in particular cases and may change over time):

- securities offering high current income;

- overall diversification for the Portfolio by seeking securities whose markets and prices tend to move in different directions; and

- relative values among the three major market sectors in which the Portfolio invests.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


Oppenheimer may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The principal risks of investing in the Portfolio are listed below and discussed under "Summary of Principal Risks." Oppenheimer tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Portfolio's assets in any one issuer. The Portfolio's diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Portfolio's share prices while seeking current income. Also, the Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry. THERE CAN BE NO ASSURANCE THAT ANY OF THESE TECHNIQUES WILL BE SUCCESSFUL IN MITIGATING RISK.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK

                             CREDIT DERIVATIVES RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK

                             PREPAYMENT OR CALL RISK
                             SECTOR ALLOCATION RISK

                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK

                                ZERO-COUPON RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's ADV Class shares for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance -- the Lehman Brothers Aggregate Bond Index and the S&P/Citigroup World Government Bond Index and to the Morningstar Multi-sector Bond Fund Average. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman
Brothers Government/Corporate Bond Index, Mortgage-Backed Securities

Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The S&P/Citigroup World Government Bond Index is an unmanaged index of bonds from 14 world government bond markets with maturities of at least one year. The Morningstar Multi-sector Bond Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
Lehman Brothers Aggregate Bond Index                  %              %(2)
S&P/Citigroup World Government Bond Index             %              %(2)
Morningstar Multi-sector Bond Average                 %              %(2)


----------

(1)  ADV Class and S Class shares commenced operations on November 8, 2004.
(2) The Lehman Brothers Aggregate Bond Index, S&P/Citigroup World Government Bond Index and Morningstar Multi-sector Bond Average results are for the period beginning November 1, 2004.


                        ING PIMCO TOTAL RETURN PORTFOLIO
        SUB-ADVISER: PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")

-  INVESTMENT OBJECTIVE

Maximum total return, consistent with capital preservation and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or by Fitch IBCA, Investor's Service ("Fitch") or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed and emerging markets countries. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The instruments in which the Portfolio may invest include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities. Inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.


The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PIMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                             PREPAYMENT OR CALL RISK
                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past peformance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003        3.86%
2004        4.06%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index and to the Morningstar Intermediate-Term Bond Average. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Morningstar Intermediate-Term Bond Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
Lehman Brothers Aggregate Bond Index                  %              %(2)
Morningstar Intermediate-Term Bond Average            %              %(2)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2002.
(2) The Lehman Brothers Aggregate Bond Index and Morningstar Intermediate-Term Bond Average returns are for the period beginning May 1, 2002.

                        ING PIONEER HIGH YIELD PORTFOLIO
          SUB-ADVISER: PIONEER INVESTMENT MANAGEMENT, INC. ("PIONEER")

-  INVESTMENT OBJECTIVE

Seeks to maximize total return through income and capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets in below investment grade (high yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment grade are commonly referred to as "junk bonds" and may be considered speculative.

The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio invests in securities with a broad range of maturities, and its high yield securities investments may be convertible into equity securities of the issuer.

Pioneer uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, Pioneer employs due diligence and fundamental research. This includes evaluating issuers based on an issuer's financial statements and operations and considering a security's potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment, such as financials or technology.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio's investment portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. Pioneer adjusts sector weightings to reflect its outlook on the market for high yield securities, rather than using a fixed sector allocation. Pioneer makes these adjustments periodically as part of its ongoing review of the Portfolio's investment portfolio.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when Pioneer believes they offer the potential for capital appreciation or to diversify the Portfolio's investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights and other equity interests.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio generally limits the use of derivatives to hedging against adverse changes in stock market prices, interest rates or currency exchange rates. From time to time the Portfolio may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return, a non-hedging strategy that may be considered speculative.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

Pioneer may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                            DEPOSITARY RECEIPTS RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PREPAYMENT OR CALL RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK
                                ZERO-COUPON RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
          SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC ("SaBAM")

-  INVESTMENT OBJECTIVE

Long-term growth of capital.

-  PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily (at least 80% of its net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are either companies that SaBAM believes are early in their life cycle and have the potential to become major enterprises or are major enterprises whose rates of earnings growth and/or cash flow SaBAM believes will accelerate. The Portfolio may invest in securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the portfolio's assets may be invested in the securities of such companies. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

SaBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SaBAM focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the fund acquires their stocks. When evaluating an individual stock, SaBAM considers whether the company may benefit from:

-  New technologies, products or services

-  New cost reducing measures

-  Changes in management

-  Favorable changes in government regulations


The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


SaBAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK
                             DEPOSITARY RECEIPT RISK
                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                            ISSUER CONCENTRATION RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK

                        OVER-THE-COUNTER INVESTMENT RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares adjusted to reflect the higher expenses of the ADV Class shares (1998-2001) and ADV Class shares (2002-2005) from year to year.


[CHART]

                       YEAR-BY-YEAR TOTAL RETURNS(1)(2)(3)

1996
1997
1998        29.02%
1999        50.15%
2000       (29.16%)
2001       (25.59%)
2002       (35.64%)
2003        37.49%
2004         9.18%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class, S Class and I Class shares' performance to that of two broad measures of market performance -- the Russell 3000(R) Growth Index and the S&P 500 Index and to the Morningstar Large Growth Fund Average. The Russell 3000(R) Growth Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
S Class Return                                        %              %              N/A
ADV Class Return                                      %              %              N/A
Russell 3000(R) Growth Index                          %              %(4)           N/A
S&P 500 Index                                         %              %(4)           N/A
Morningstar Large Growth Fund Average                 %              %(5)           N/A
I Class Return                                        %              %                  %
Russell 3000(R) Growth Index                          %              %                  %(4)
S&P 500 Index                                         %              %                  %(4)
Morningstar Large Growth Fund Average                 %              %                  %(5)


----------

(1) ADV Class and S Class shares commenced operations on December 10. 2001. Therefore, the bar chart figures shown for 1998-2001 provide performance for the Initial Class (I Class) of the Portfolio, adjusted to reflect the higher operating expenses of the ADV Class. The bar chart figures shown for 2002-2005 provide performance for the ADV Class of the Portfolio.
(2) The I Class of the Portfolio commenced operations on November 28, 1997, however the I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses.
(3) Prior to December 16, 2002, the Portfolio was managed by MFS and was known as the ING MFS Emerging Equities Portfolio.
(4) The Russell 3000(R) Growth Index and S&P 500 Index returns are for the period beginning December 1, 2001.
(5) The Morningstar Large Growth Fund Average returns are for the period beginning December 1, 1997.

                 ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO
          SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC ("SABAM")


-  INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies and related investments. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. For the purposes of this 80% policy, large cap companies are considered to be companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Portfolio are still considered to be securities of large cap companies for purposes of this 80% policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SaBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SaBAM attempts to identify established large capitalization companies with the highest growth potential. SaBAM then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, SaBAM attempts to identify the best values available among the growth companies listed.

In selecting individual companies for investment, SaBAM considers:

- favorable earnings prospectus;

- technological innovation;

- industry dominance;

- competitive producers and services;

- global scope;

- long-term operating history;

- consistent and sustainable long-term growth in dividends and earnings per share;

- strong cash flow;

- high return on equity;

- strong financial condition; and

- experienced and effective management.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


SaBAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK

                        OVER-THE-COUNTER INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003
2004       6.21%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance -- the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Growth Fund Average. The Russell 1000(R) Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The

Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
Russell 1000(R) Growth Index                          %              %(3)
S&P 500 Index                                         %              %(3)
Morningstar Large Growth Fund Average                 %              %(3)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2003.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as ING Alger Capital Appreciation Portfolio. On November 8, 2004, the Portfolio's strategy was changed to one of investing primarily in large-capitalization companies.
(3) The Russell 1000(R) Growth Index, S&P 500 Index and Morningstar Large Growth Fund Average returns are for the period beginning May 1, 2003.


             ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO

          SUB-ADVISER: T. ROWE PRICE ASSOCIATES INC. ("T. ROWE PRICE")


-  INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES


The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the Standard & Poor's Midcap 400 Index ("S&P 400 Index") at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. T. Rowe Price focuses on mid-size companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The market capitalization of the companies in the Portfolio, the Russell Midcap Growth Index and the S&P 400 Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.


Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. T. Rowe Price generally uses a growth approach, looking for companies with one or more of the following characteristics:

- a demonstrated ability to consistently increase revenues, earnings, and cash flow;

- capable management;

- attractive business niches; and

- a sustainable competitive advantage.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet the Portfolio's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the security.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's investment objective.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                        OVER-THE-COUNTER INVESTMENT RISK


                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002        (30.32%)
2003         44.29%
2004          8.32%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance -- the S&P 400 Index and the Russell Midcap(R) Growth Index and to the

Morningstar Mid-Cap Growth Fund Average. The S&P 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The Russell Midcap(R) Growth Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Growth Index is an index of common stocks designed to track performance of mid-capitalization companies with greater than average growth orientation. The Morningstar Mid-Cap Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
S&P 400 Index                                         %              %(3)
Russell Midcap(R) Growth Index                        %              %(3)
Morningstar Mid-Cap Growth Fund Average               %              %(4)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as ING Alger Aggressive Growth Portfolio. Effective November 8, 2004 the Portfolio's strategy was changed to one of investing 80% of the costs in mid-capitalization companies.
(3) The S&P 400 Index and Russell Midcap(R) Growth Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Mid-Cap Growth Fund Average returns are for the period beginning December 31, 2001.


                    ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
          SUB-ADVISER: T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

-  INVESTMENT OBJECTIVE

Long-term capital growth, and secondarily, increasing dividend income.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 80% of its net assets under normal circumstances) in common stocks. The Portfolio concentrates its investments in growth companies. T. Rowe Price seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, T. Rowe Price seeks companies with a lucrative niche in the economy that T. Rowe Price believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase foreign stocks, hybrid securities, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio's investments in foreign securities are limited to 30% of total assets.

In pursuing its investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK

                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares adjusted to reflect the higher expenses of the ADV Class shares (1998-2001) and the ADV Class shares (2002-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998         26.96%
1999         21.71%
2000         (0.53%)
2001        (10.67%)
2002        (23.68%)
2003         30.30%
2004          9.47%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class, S Class and I Class shares' performance to that of a broad measure of market performance the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Growth Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
S Class Return                                        %              %              N/A
ADV Class Return                                      %              %              N/A
S&P 500 Index                                         %              %(3)           N/A
Morningstar Large Growth Fund Average                 %              %(4)           N/A
I Class Return                                        %              %                 %
S&P 500 Index                                         %              %                 %(3)
Morningstar Large Growth Fund Average                 %              %                 %(4)


----------

(1) ADV Class and S Class shares commenced operations on December 10. 2001. Therefore, the bar chart figures shown for 1998-2001 provide performance for the Initial Class (I Class) of the Portfolio, adjusted to reflect the higher operating expenses of the ADV Class. The bar chart figures shown for 2002-2005 provide performance for the ADV Class of the Portfolio.
(2) The I Class of the Portfolio commenced operations on November 28, 1997, however the I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses.
(3)  The S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Growth Fund Average returns are for the period beginning December 1, 1997.

                     ING TEMPLETON FOREIGN EQUITY PORTFOLIO
          SUB-ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

-  INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. Equity securities include common stocks, preferred stocks and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock.

The Portfolio may invest a portion of its assets in smaller companies. The Portfolio considers smaller company stocks to be generally those with market capitalizations of less than $4 billion. The Portfolio also invests in American, European and Global depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in swap agreements, put and call options and collars.

When choosing equity investments for the Portfolio, Templeton applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to Templeton's evaluation of the company's long-term earnings, asset value and cash flow potential. Templeton also considers a company's price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, Templeton attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

When Templeton believes market or economic conditions are unfavorable for investors, it may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements, among others. Templeton also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment objective.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GEOGRAPHIC FOCUS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                     ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
   SUB-ADVISER: UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS GLOBAL AM")

-  INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

-  PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. The Portfolio defines large capitalization companies as those with a market capitalization range equal to that of the Portfolio's benchmark, the Russell 1000(R) Index. As of December 31, 2005, the capitalization of companies represented in the Russell 1000(R) Index ranged between $____ million and $____ billion. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small and mid-capitalization stocks. The Portfolio may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.


In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is UBS Global AM's assessment of what a security is worth. UBS Global AM will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. UBS Global AM bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


UBS Global AM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

-  PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK

                        OVER-THE-COUNTER INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares adjusted to reflect the higher expenses of the ADV Class shares (1998-2001) and the ADV Class shares (2002-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998         22.39%
1999         23.43%
2000         (4.97%)
2001        (21.30%)
2002        (25.27%)
2003         24.35%
2004         14.21%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class, S Class and I Class shares' performance to that of two broad measures of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and the Russell 1000(R) Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
S Class Return                                        %              %              N/A
ADV Class Return                                      %              %              N/A
S&P 500 Index                                         %              %(3)           N/A
Russell 1000(R) Index                                 %              %(3)           N/A
Morningstar Large Blend Fund Average                  %              %(4)           N/A
I Class Return                                        %              %                 %
S&P 500 Index                                         %              %                 %(3)
Russell 1000(R) Index                                 %              %                 %(3)
Morningstar Large Blend Fund Average                  %              %                 %(4)


----------

(1) ADV Class and S Class shares commenced operations on December 10. 2001. Therefore, the bar chart figures shown for 1998-2001 provide performance for the Initial Class (I Class) of the Portfolio, adjusted to reflect the higher operating expenses of the ADV Class. The bar chart figures shown for 2002-2005 provide performance for the ADV Class of the Portfolio.
(2) The I Class of the Portfolio commenced operations on November 28, 1997, however the I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses. The annual returns in the bar chart are for the ADV Class of the Portfolio.
(3) The S&P 500 Index and the Russell 1000(R) Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Blend Fund Average returns are for the period beginning December 1, 1997.

                     ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
   SUB-ADVISER: UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS GLOBAL AM")

-  INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of U.S. small capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. UBS Global AM considers small capitalization companies to be those companies with market capitalizations of $2.5 billion or less at the time of purchase. Investments in equity securities may include common stock and preferred stock. The Portfolio may invest up to 20% of its net assets in foreign securities. The Portfolio may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In selecting securities, UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Portfolio may invest in emerging growth companies, which are companies that UBS Global AM expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Portfolio will invest in companies within its capitalization range as described above. However, the Portfolio may invest a portion of its assets in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Portfolio is not required to dispose of the security.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Portfolio may make substantial temporary defensive investments in cash equivalents, which may affect the Portfolio's ability to pursue its investment objective. UBS Global AM actively manages the Portfolio. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

UBS Global AM may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets in opportunities believed to be more promising.

-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

As of the date of this Prospectus, the Portfolio had not commenced operations, therefore, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                        ING VAN KAMPEN COMSTOCK PORTFOLIO
                             SUB-ADVISER: VAN KAMPEN

-  INVESTMENT OBJECTIVE

Seeks capital growth and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by Van Kampen to posses the potential for capital growth and income.

Portfolio securities are typically sold when Van Kampen's assessment of the capital growth and income potential for such securities materially changes. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes. The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities in order to provide liquidity.

Van Kampen may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003        29.34%
2004        16.41%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and the S&P Barra Value Index and to the Morningstar Large Value Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P BARRA Value Index is constructed by dividing the stocks in the S&P 500 Index according to a single attribute of price-to-book ratio. The index contains companies with lower price-to-book ratios, and is capitalization weighted so that each stock is weighted in the appropriate index in proportion to its market value.

The Morningstar Large Value Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
S Class Return                                        %              %
ADV Class Return                                      %              %
S&P 500 Index                                         %              %(2)
S&P BARRA Value Index                                 %              %(2)
Morningstar Large Value Average                       %              %(2)


----------

(1)  ADV Class and S Class shares commenced operations on May 1, 2002.
(2) The S&P 500 Index, S&P BARRA Value Index and Morningstar Large Value Average returns are for the period beginning May 1, 2002.


                   ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO

                             SUB-ADVISER: VAN KAMPEN


-  INVESTMENT OBJECTIVE

Total return, consisting of long-term capital appreciation and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's or unrated securities determined by Van Kampen to be of comparable quality. The composition of the Portfolio's investments will vary over time based upon evaluations of economic conditions by Van Kampen and its belief about which securities would best accomplish the Portfolio's investment objective. The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that Van Kampen believes offer the potential for income and long-term growth of capital. Portfolio securities are typically sold when the assessments of Van Kampen of income or growth potential of such securities materially change. Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing equity securities. The Portfolio may invest up to 10% of its total assets in real estate investment trusts ("REITs") and 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


Van Kampen may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              ASSET ALLOCATION RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             PREPAYMENT OR CALL RISK

                                    REIT RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

-  PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's ADV Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002       (23.35%)
2003        26.76%
2004        10.32%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of two broad measures of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and the Russell 1000(R) Value Index and to the Morningstar Moderate Allocation Category Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower than forecasted growth values. The Morningstar Moderate Allocation Category Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                       5 YEARS OR
                                                         1 YEAR      SINCE INCEPTION
S Class Return                                                %              %
ADV Class Return                                              %              %
S&P 500 Index                                                 %              %(3)
Russell 1000(R) Value Index                                   %              %(3)
Morningstar Moderate Allocation Category Average              %              %(4)


----------

(1)  ADV Class and S Class shares commenced operations on December 10, 2001.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by UBS Global Asset Management (US) Inc. and was known as ING UBS U.S. Allocation Portfolio. As of November 8, 2004, the Portfolio's strategy changed from investing primarily in equity securities to investing primarily in equity and income securities.
(3) The S&P 500 Index and Russell 1000(R) Value Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Moderate Allocation Category Average returns are for the period beginning December 31, 2001.

                           PORTFOLIO FEES AND EXPENSES


The tables that follow shows the estimated operating expenses paid each year by the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Company and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not applicable.

                                 S CLASS SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                              MANAGEMENT      DISTRIBUTION
                                                  FEE         (12b-1) FEES        OTHER EXPENSES
                                              ----------      ------------  ---------------------------
                                                                               ADMIN.      SHAREHOLDER
PORTFOLIO                                                                   SERVICES FEE   SERVICES FEE
ING American Century Large Company Value        0.80%              --          0.20%          0.25%
ING American Century Select                     0.64%(2)           --          0.02%          0.25%
ING American Century Small-Mid Cap Value        1.00%              --          0.25%          0.25%
ING Baron Asset                                 0.95%              --          0.10%          0.25%
ING Baron Small Cap Growth                      0.85%              --          0.23%          0.25%
ING Columbia Small Cap Value II                 0.95%              --          0.10%          0.25%
ING Davis Venture Value                         0.80%              --          0.10%          0.25%
ING Fundamental Research                        0.60%              --          0.20%          0.25%
ING Goldman Sachs(R) Capital Growth             0.80%              --          0.10%          0.25%
ING Goldman Sachs(R) Structured Equity          0.70%              --          0.20%          0.25%
ING JPMorgan International                      0.80%              --          0.20%          0.25%
ING JPMorgan Mid Cap Value                      0.75%              --          0.35%          0.25%
ING Lord Abbett U.S. Government Securities      0.47%              --          0.10%          0.25%
ING MFS Capital Opportunities                   0.65%              --          0.25%          0.25%
ING Neuberger Berman Partners                   0.60%              --          0.10%          0.25%
ING Neuberger Berman Regency                    0.75%              --          0.10%          0.25%
ING OpCap Balanced Value                        0.80%              --          0.20%          0.25%
ING Oppenheimer Global                          0.60%              --          0.06%          0.25%
ING Oppenheimer Strategic Income                0.50%              --          0.04%          0.25%(3)
ING PIMCO Total Return                          0.50%              --          0.25%          0.25%
ING Pioneer High Yield Portfolio                0.60%              --          0.10%          0.25%
ING Salomon Brothers Aggressive Growth          0.69%              --          0.13%          0.25%
ING Salomon Brothers Large Cap Growth           0.64%              --          0.20%          0.25%
ING T. Rowe Price Diversified Mid Cap Growth    0.64%              --          0.02%          0.25%
ING T. Rowe Price Growth Equity                 0.60%              --          0.15%          0.25%
ING Templeton Foreign Equity                    0.80%              --          0.10%          0.25%

                                                TOTAL        WAIVERS,        NET
                                              OPERATING  REIMBURSEMENTS   OPERATING
                                               EXPENSES  AND RECOUPMENTS   EXPENSES
                                              ---------  ---------------  ---------
PORTFOLIO
ING American Century Large Company Value           %                          %
ING American Century Select                        %                          %
ING American Century Small-Mid Cap Value           %            %             %
ING Baron Asset                                    %                          %
ING Baron Small Cap Growth                         %            %             %
ING Columbia Small Cap Value II                    %                          %
ING Davis Venture Value                            %                          %
ING Fundamental Research                           %                          %
ING Goldman Sachs(R) Capital Growth                %                          %
ING Goldman Sachs(R) Structured Equity             %                          %
ING JPMorgan International                         %                          %
ING JPMorgan Mid Cap Value                         %                          %
ING Lord Abbett U.S. Government Securities         %                          %
ING MFS Capital Opportunities                      %                          %
ING Neuberger Berman Partners                      %                          %
ING Neuberger Berman Regency                       %                          %
ING OpCap Balanced Value                           %                          %
ING Oppenheimer Global                             %                          %
ING Oppenheimer Strategic Income                   %                          %
ING PIMCO Total Return                             %                          %
ING Pioneer High Yield Portfolio                                              %
ING Salomon Brothers Aggressive Growth             %                          %
ING Salomon Brothers Large Cap Growth              %                          %
ING T. Rowe Price Diversified Mid Cap Growth       %                          %
ING T. Rowe Price Growth Equity                    %                          %
ING Templeton Foreign Equity                       %                          %

                                              MANAGEMENT      DISTRIBUTION
                                                  FEE         (12b-1) FEES        OTHER EXPENSES
                                              ----------      ------------  ---------------------------
                                                                               ADMIN.      SHAREHOLDER
PORTFOLIO                                                                   SERVICES FEE   SERVICES FEE
ING UBS U.S. Large Cap Equity                   0.70%              --          0.15%          0.25%
ING UBS U.S. Small Cap Growth                   0.90%              --                         0.25%
ING Van Kampen Comstock                         0.60%              --          0.35%(2)       0.25%
ING Van Kampen Equity and Income                0.55%              --          0.02%          0.25%

                                                TOTAL     WAIVERS, AND       NET
                                              OPERATING  REIMBURSEMENTS   OPERATING
                                               EXPENSES  AND RECOUPMENTS   EXPENSES
                                              ---------  ---------------  ---------
PORTFOLIO
ING UBS U.S. Large Cap Equity                      %                          %
ING UBS U.S. Small Cap Growth                      %                          %
ING Van Kampen Comstock                            %                          %
ING Van Kampen Equity and Income                   %            %             %



(1) The table shows the estimated operating expenses for S Class shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any. Because ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio had not commenced operations as of December 31, 2005, operating expenses are estimated for the current fiscal year.
(2) The Administrator of the Fund, has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expense for ING Van Kampen Comstock Portfolio so that the Net Operating Expenses for this Portfolio shall not exceed 1.13% through May 1, 2007. Without this waiver, the Net Operating Expense would have been ___% for ING Van Kampen Comstock Portfolio.
(3) The Distributor has contractually agreed to waive all or a portion of its Shareholder Services fees and/or reimburse Shareholder Services fees for ING Oppenheimer Strategic Income Portfolio so that Net Operating Expenses does not exceed 0.75% through May 1, 2007. Without this waiver, the Total Net Annual Operating Expenses would have been ___%.

EXAMPLE


The Example is intended to help you compare the cost of investing in S Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the S Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year and that the S Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



PORTFOLIO                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
ING American Century Large Company Value             $        $         $         $
ING American Century Select
ING American Century Small-Mid Cap Value
ING Baron Asset
ING Baron Small Cap Growth
ING Columbia Small Cap Value II
ING Davis Venture Value
ING Fundamental Research
ING Goldman Sachs(R) Capital Growth
ING Goldman Sachs(R) Structured Equity
ING JPMorgan International
ING JPMorgan Mid Cap Value
ING Lord Abbett U.S. Government Securities
ING MFS Capital Opportunities
ING Neuberger Berman Partners
ING Neuberger Berman Regency
ING OpCap Balanced Value
ING Oppenheimer Global
ING Oppenheimer Strategic Income
ING PIMCO Total Return
ING Pioneer High Yield
ING Salomon Brothers Aggressive Growth
ING Salomon Brothers Large Cap Growth
ING T. Rowe Price Diversified Mid Cap Growth
ING T. Rowe Price Growth Equity
ING Templeton Foreign Equity
ING UBS U.S. Large Cap Equity
ING UBS U.S. Small Cap Growth
ING Van Kampen Comstock
ING Van Kampen Equity and Income


----------
(1) The Example reflects the contractual expense limit for the one-year period and the first year of the three-, five-, and ten-year periods.

                               ADV CLASS SHARES(1)
                       ANNUAL PORTFOLIO OPERATING EXPENSES

                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                              MANAGEMENT      DISTRIBUTION
                                                  FEE         (12b-1) FEES        OTHER EXPENSES
                                              ----------      ------------  ---------------------------
                                                                               ADMIN.      SHAREHOLDER
PORTFOLIO                                                                   SERVICES FEE   SERVICES FEE
ING American Century Large Company Value        0.80%              0.25%       0.20%          0.25%
ING American Century Select                     0.64%              0.25%       0.02%          0.25%
ING American Century Small-Mid Cap Value        1.00%              0.25%       0.25%          0.25%
ING Baron Asset                                 0.95%              0.25%       0.10%          0.25%
ING Baron Small Cap Growth                      0.85%              0.25%       0.23%          0.25%
ING Columbia Small Cap Value II                 0.95%              0.25%       0.10%          0.25%
ING Davis Venture Value                         0.80%              0.25%       0.10%          0.25%
ING Fundamental Research                        0.60%              0.25%       0.20%          0.25%
ING Goldman Sachs(R) Capital Growth             0.80%              0.25%       0.10%          0.25%
ING Goldman Sachs(R) Structured Equity          0.70%              0.25%       0.20%          0.25%
ING JPMorgan International                      0.80%              0.25%       0.20%          0.25%
ING JPMorgan Mid Cap Value                      0.75%              0.25%       0.35%          0.25%
ING Lord Abbett U.S. Government Securities      0.47%              0.25%       0.10%          0.25%
ING MFS Capital Opportunities                   0.65%              0.25%       0.25%          0.25%
ING Neuberger Berman Partners                   0.60%              0.25%       0.10%          0.25%
ING Neuberger Berman Regency                    0.75%              0.25%       0.10%          0.25%
ING OpCap Balanced Value                        0.80%              0.25%       0.20%          0.25%
ING Oppenheimer Global                          0.60%              0.25%       0.06%          0.25%
ING Oppenheimer Strategic Income                0.50%              0.25%       0.04%          0.25%(3)
ING PIMCO Total Return                          0.50%              0.25%       0.25%          0.25%
ING Pioneer High Yield Portfolio                0.60%              0.25%       0.10%          0.25%
ING Salomon Brothers Aggressive Growth          0.69%              0.25%       0.13%          0.25%
ING Salomon Brothers Large Cap Growth           0.64%              0.25%       0.20%          0.25%
ING T. Rowe Price Diversified Mid Cap Growth    0.64%              0.25%       0.00%          0.25%
ING T. Rowe Price Growth Equity                 0.60%              0.25%       0.10%          0.25%
ING Templeton Foreign Equity                    0.80%              0.25%       0.10%          0.25%
ING UBS U.S. Large Cap Equity                   0.70%              0.25%       0.10%          0.25%
ING Van Kampen Comstock                         0.60%              0.25%       0.35%(2)       0.25%
ING UBS U.S. Small Cap Growth                   0.90%              0.25%                      0.25%
ING Van Kampen Equity and Income                0.55%              0.25%       0.02%          0.25%

                                                TOTAL        WAIVERS,        NET
                                              OPERATING  REIMBURSEMENTS   OPERATING
                                               EXPENSES  AND RECOUPMENTS   EXPENSES
                                              ---------  ---------------  ---------
PORTFOLIO
ING American Century Large Company Value           %                          %
ING American Century Select                        %                          %
ING American Century Small-Mid Cap Value           %            %             %
ING Baron Asset                                    %                          %
ING Baron Small Cap Growth                         %            %             %
ING Columbia Small Cap Value II                    %                          %
ING Davis Venture Value                            %                          %
ING Fundamental Research                           %                          %
ING Goldman Sachs(R) Capital Growth                %                          %
ING Goldman Sachs(R) Structured Equity             %                          %
ING JPMorgan International                         %                          %
ING JPMorgan Mid Cap Value                         %                          %
ING Lord Abbett U.S. Government Securities         %                          %
ING MFS Capital Opportunities                      %                          %
ING Neuberger Berman Partners                      %                          %
ING Neuberger Berman Regency                       %                          %
ING OpCap Balanced Value                           %                          %
ING Oppenheimer Global                             %                          %
ING Oppenheimer Strategic Income                   %                          %
ING PIMCO Total Return                             %                          %
ING Pioneer High Yield Portfolio                   %                          %
ING Salomon Brothers Aggressive Growth             %                          %
ING Salomon Brothers Large Cap Growth              %                          %
ING T. Rowe Price Diversified Mid Cap Growth       %                          %
ING T. Rowe Price Growth Equity                    %                          %
ING Templeton Foreign Equity                       %                          %
ING UBS U.S. Large Cap Equity                      %                          %
ING Van Kampen Comstock                            %            %             %
ING UBS U.S. Small Cap Growth                      %                          %
ING Van Kampen Equity and Income                   %                          %



(1) The table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any. Because ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio had not commenced operations as of December 31, 2005, operating expenses are estimated.

(2) The Administrator of the Fund, has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expense for ING Van Kampen Comstock Portfolio so that the Net Operating Expenses for this Portfolio shall not exceed 1.38% through May 1, 2007. Without this waiver, the Net Operating Expense would have been ___% for ING Van Kampen Comstock Portfolio.

(3) The Distributor has contractually agreed to waive all or a portion of its Shareholder Services fees and/or reimburse Shareholder Services fees for ING Oppenheimer Strategic Income Portfolio so that Net Operating Expenses does not exceed 1.00% through May 1, 2007. Without this waiver, the Net Operating Expenses would have been ___%.

EXAMPLE

The Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year and that the ADV Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


PORTFOLIO                                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
ING American Century Large Company Value            $         $         $         $
ING American Century Select
ING American Century Small-Mid Cap Value
ING Baron Asset
ING Baron Small Cap Growth
ING Columbia Small Cap Value II
ING Davis Venture Value
ING Fundamental Research
ING Goldman Sachs(R) Capital Growth
ING Goldman Sachs(R) Structured Equity
ING JPMorgan International
ING JPMorgan Mid Cap Value
ING Lord Abbett U.S. Government Securities
ING MFS Capital Opportunities
ING Neuberger Berman Partners
ING Neuberger Berman Regency
ING OpCap Balanced Value
ING Oppenheimer Global
ING Oppenheimer Strategic Income
ING PIMCO Total Return
ING Pioneer High Yield
ING Salomon Brothers Aggressive Growth
ING Salomon Brothers Large Cap Growth
ING T. Rowe Price Diversified Mid Cap Growth
ING T. Rowe Price Growth Equity
ING Templeton Foreign Equity
ING UBS U.S. Large Cap Equity
ING UBS U.S. Small Cap Growth
ING Van Kampen Comstock
ING Van Kampen Equity and Income


----------
(1) The Example reflects the contractual expense limit for the one-year period and the first year of the three-, five-, and ten-year periods.

                           SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

ASSET ALLOCATION RISK Certain Portfolios may allocate their investments between equity and fixed-income securities and among various segments of markets based on judgments made by the sub-adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

CONVERTIBLE SECURITIES RISK The value of convertible securities may fall when interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK An issuer may be unable to make principal and interest payments when due. A Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. A portfolios investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involves credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.


CURRENCY RISK Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.

DEBT SECURITIES RISK The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPT RISK Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

DERIVATIVES RISK Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.


DIVERSIFICATION RISK A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING GROWTH RISK A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK A Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A Portfolio's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.


To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


GROWTH STOCK RISK Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HEADLINE RISK To take advantage of an attractive valuation, a Portfolio may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK When a Portfolio invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below

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investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce a Portfolio's share price and the income it earns.

INDUSTRY FOCUS RISK To the extent that a Portfolio is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

INTEREST RATE RISK The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENTS BY FUNDS-OF-FUNDS Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

IPO RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.



ISSUER CONCENTRATION RISK Because a Portfolio may invest a relatively large percentage of its assets in a single issuer, a Portfolio's performance may be particularly sensitive to changes in the value of securities of these issuers.

LARGE POSITIONS RISK A Portfolio may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on a Portfolio's net asset value. A Portfolio's returns may be more volatile than those of a less concentrated portfolio.

LEVERAGING RISK Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.


LIQUIDITY RISK Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have greater exposure to liquidity risk.

MANAGER RISK A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve a Portfolio's objective. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. The Sub-Adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could

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favor value-oriented securities or may not favor equity securities at all.
Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MID-CAPITALIZATION COMPANY RISK Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. MID-CAP companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of a Portfolio because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that a Portfolio buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If a Portfolio buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.


PRICE VOLATILITY RISK The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security

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may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SECTOR RISK A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SECTOR ALLOCATION RISK The Sub-Adviser's expectations about the relative performance of the three principal sectors in which a Portfolio invests may be inaccurate and a Portfolio's returns might be less than other funds using similar strategies.


SMALL-CAPITALIZATION COMPANY RISK Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

UNDERVALUED SECURITIES RISK Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Sub-Adviser invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK Some U.S. government securities are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.

VALUE INVESTING RISK A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


ZERO-COUPON RISK Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. A Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

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               ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

-  TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Portfolio may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.


ING American Century Small-Mid Cap Value, ING American Century Select, ING American Century Large Company Value, ING Baron Small Cap Growth and ING PIMCO Total Return Portfolios may each invest up to 100% of their respective assets in cash, high-grade bonds, or cash equivalents for temporary defensive purposes. ING Salomon Brothers Large Cap Growth Portfolio may invest, for temporary defensive purposes, up to 100% of its assets in any type of money market instrument, short-term debt securities or cash. ING Fundamental Research, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Salomon Brothers Aggressive Growth, ING Van Kampen Equity and Income, ING UBS U.S. Large Cap Equity and ING Van Kampen Comstock Portfolios may, for temporary defensive purposes, invest in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. When market conditions warrant, ING UBS Small Cap Growth Portfolio may make substantial temporary defensive investments in cash equivalents. ING OpCap Balanced Value Portfolio may invest up to 100% of its assets in temporary defensive investments such as short-term U.S. government securities and money market instruments including commercial paper, high quality corporate debt securities having a remaining maturity of one year or less, other short-term debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements. ING Van Kampen Equity and Income Portfolio also may invest in other investment companies that invest exclusively in money market instruments for temporary defensive purposes. ING JPMorgan International Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada. ING T. Rowe Price Diversified Mid Cap Growth and ING T. Rowe Price Growth Equity Portfolios may, for temporary defensive purposes, invest in short-term, high-quality, U.S. and foreign dollar-denominated money market securities, including repurchase agreements and/or shares of the T. Rowe Price Reserve Investment Fund. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment objectives.

When BAMCO determines that opportunities for profitable investments are limited or that adverse market conditions exist, all or a portion of ING Baron Asset Portfolio's assets may be invested in cash or cash equivalents such as money market instruments, including U.S. government securities, certificates of deposit, short-term investment grade corporate bonds and other short-term debt instruments and repurchase agreements. The ING Baron Asset Portfolio may borrow up to 5% of its net assets for extraordinary or emergency temporary investment purposes or to meet redemption requests which might otherwise require an untimely sale of portfolio securities. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, the ING Baron Asset Portfolio may not achieve its investment objective.

For temporary defensive purposes, up to 100% of total assets of ING Goldman Sachs(R) Capital Growth and ING Goldman Sachs(R) Structured Equity Portfolios may be invested in U.S. government securities, repurchase agreements collateralized by U.S. government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, CDs, bankers' acceptances, non-convertible preferred stocks or non-convertible corporate bonds with a remaining maturity of less than one year.


ING JPMorgan Mid Cap Value Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including certain U.S. government and U.S. Treasury securities, bank obligations, commercial paper and other short-term debt securities rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization, and repurchase agreements involving the foregoing securities), shares of money market funds and cash. When the portfolio is investing for temporary defensive purposes, it is not pursuing its investment objective.


At times ING Lord Abbett U.S. Government Securities Portfolio may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities.

For temporary defensive purposes, or to manage cash pending investment or payout, ING Neuberger Berman Partners Portfolio and ING Neuberger Berman Regency Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. government and agency securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.


ING Oppenheimer Strategic Income Portfolio may, for temporary defensive purposes or pending the investment proceeds from the sale of Portfolio shares or investment portfolio securities or to meet anticipated redemption of Portfolio shares, may invest up to 100% of its assets in cash or cash equivalents such as U.S. Treasury bills and other short-term U.S. government obligations or higher grade commercial paper.

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For temporary defensive purposes, including during periods of unusual cash flows, ING Pioneer High Yield Portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. ING Pioneer High Yield Portfolio intends to adopt a defensive strategy when Pioneer believes securities in which the Portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

When Templeton believes market or economic conditions are unfavorable for investors, it may invest up to 100% of ING Templeton Foreign Equity Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements. Templeton also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, ING Templeton Foreign Equity Portfolio may be unable to achieve its investment goal.


-  INVESTMENT IN U.S. GOVERNMENT-RELATED ENTITIES

Each Portfolio may invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.


-  INVESTMENT STRATEGIES

The types of securities in which a Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Company's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Company (see back cover for address and phone number).


               ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO


American Century looks for stocks of companies that it believes are undervalued at the time of purchase. American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


Futures contracts, a type of derivative security can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than the notional value of the investment.


In the event of exceptional market or economic conditions, the Portfolio may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the Portfolio assumes a defensive position, it will not be pursuing its objective of capital growth.

                      ING AMERICAN CENTURY SELECT PORTFOLIO


The Portfolio seeks to achieve its investment objective by investing in stocks of larger-sized companies American Century believes will increase in value over time, using a growth investment strategy developed by American Century.

In implementing this strategy American Century looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

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American Century uses a bottom-up approach to stock selection, stocks to buy for the Portfolio. This means that American Century makes its investment decisions based primarily on their analysis of the business fundamentals of the individual companies, rather than on broad economic forecasts or the outlook for industries or sectors. Management of the Portfolio is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flows.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify trends in earnings, revenues and other business fundamentals. Under normal market conditions, the Portfolio's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the Portfolio's assets primarily in U.S. stocks, the Portfolio may invest in securities of foreign companies. Most of the Portfolio's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the SAI.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the SAI.

               ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO

American Century looks for stocks of companies that they believe are undervalued at the time of purchase. American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase those stocks of undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


The portfolio managers may sell stocks from the Portfolio's portfolio if they believe:

-  a stock no longer meets their valuation criteria

-  a stock's risk parameters outweigh its return opportunity

-  more attractive alternatives are identified

-  specific events after a stock's prospects.

Futures contracts, a type of derivative security can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than the notional value of the investment.

When the managers believe it is prudent, the Portfolio may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


In the event of exceptional market or economic conditions, the Portfolio may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. The Portfolio generally limits its purchase of debt securities to investment grade obligations, except for convertible debt securities, which may be rated below investment grade. To the extent the Portfolio assumes a defensive position, it will not be pursuing its objective of long-term growth of capital.


                            ING BARON ASSET PORTFOLIO

In making investment decisions for the Portfolio, BAMCO seeks securities that it believes have favorable price to value characteristics based on BAMCO's assessment of their prospects for future growth and profitability and the potential to increase in value at least 100% within four years. BAMCO seeks investments that are supported by long term demographic, economic and societal "mega-trends." BAMCO looks for what it perceives is the ability of a company to grow its business substantially within a four to five year period; special business niches that create

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unusually favorable business opportunities; sustainable barriers to competition;
and strong management capabilities. BAMCO seeks to purchase these companies at what it perceives are attractive prices relative to projected future cash flows and asset values, before the companies' long-term business prospects are appreciated by other investors. The Portfolio may take large positions in the companies in which BAMCO has the greatest conviction. The Portfolio may also invest in "special situations," which arise when, in the opinion of BAMCO, the securities of a company will at some point be recognized and appreciate in value due to a specific anticipated development at the company.


                      ING BARON SMALL CAP GROWTH PORTFOLIO


In making investment decisions for the Portfolio, BAMCO seeks securities that it believes have favorable price to value characteristics based on BAMCO's assessment of their prospects for future growth and profitability and the potential to increase in value at least 100% within four years. BAMCO seeks investments that are supported by long term demographic, economic and societal "mega-trends." BAMCO looks for the ability of a company to grow its business substantially within a four to five year period; special business niches that create unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities. BAMCO seeks to purchase these companies at what it perceives are attractive prices relative to projected future cash flows and asset values, before the companies' long-term business prospects are appreciated by other investors. The Portfolio may take large positions in the companies in which BAMCO has the greatest conviction.

                    ING COLUMBIA SMALL CAP VALUE II PORTFOLIO

The Portfolio seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of U.S. companies whose market capitalizations fall within the range of companies within the Russell 2000 Value Index and that are believed to have the potential for long-term growth.

The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

- fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity;

- various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The management team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation;

-  a company's current operating margins relative to its historic range; and

- indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

The management team may use various strategies, consistent with the Portfolio's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the management team:

-  may limit the number of buy and sell transactions it makes;

-  may try to sell shares that have the lowest tax burden on shareholders; or

-  may offset capital gains by selling securities to realize a capital loss.

While the Portfolio may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

                        ING DAVIS VENTURE VALUE PORTFOLIO

Davis performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value. Under normal circumstances, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The portfolio has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities.

Over the years, Davis has developed a list of characteristics that it believes allow companies to expand earnings over the long term and manage risk to enhance their potential for superior long-term returns (see above under ING Davis Venture Value Portfolio, Principle Investment Strategies). While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

Davis' investment philosophy is not based on momentum, market-timing, or investment fads. Davis uses top-down and bottom-up research to identify long-term growth trends and evaluates risk on a company-by-company basis. Davis also seeks companies that demonstrate longevity and proven owner-oriented management, among other attributes.


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                       ING FUNDAMENTAL RESEARCH PORTFOLIO


ING IM applies quantitative research methods to generate investment ideas within each sector. An experienced fundamental research team then focuses on identifying the best ideas within each sector. ING IM then constructs the Portfolio by selecting from these ideas while considering sector weights and overall risk control. In managing the Portfolio, ING IM will emphasize stocks of larger companies (although it may also invest in mid-sized companies). ING IM utilizes an intensive, fundamentally driven research process to evaluate company growth, profitability and valuation characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each sector. In analyzing these characteristics, ING IM attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.


                  ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests under normal circumstances at least 90% of its total assets in equity investments. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by GSAM to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO

In seeking to achieve its investment objective, the Portfolio invests, under normal circumstances, at least 90% of its total assets in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. The Portfolio seeks to achieve its investment objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.


The Portfolio's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Portfolio's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Portfolio seeks a broad representation in most major industries and sectors of the U.S. economy.


                      ING JPMORGAN INTERNATIONAL PORTFOLIO

In seeking to achieve its investment objective, the Portfolio invests primarily (at least 65% of its total assets) in the equity securities of foreign companies that JPMorgan London believes have higher growth potential and which are attractively valued. The Portfolio will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets. The Portfolio will seek to invest in those companies that JPMorgan London believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management, capable of defining and implementing company strategies to take advantage of local, regional or global market changes.


The Portfolio also may invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.

                      ING JPMORGAN MID CAP VALUE PORTFOLIO


JPMIM combines quantitative screening with proprietary fundamental analysis to construct the Portfolio's portfolio. JPMIM uses a wide variety of sources and research companies. These sources include electronic screens, JPMIM's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what JPMIM considers to be the key criteria for financial success. Then, JPMIM uses an overlay of more subjective current business and management analysis to form a view on future stock potential.


JPMIM may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. JPMIM may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, JPMIM may sell a security due to extreme over valuation. While JPMIM will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.


              ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. The Portfolio generally invests a substantial portion of its assets in securities issued or guaranteed by various government sponsored enterprises. In managing the Portfolio, Lord Abbett seeks securities that it expects will produce high current income consistent with reasonable risk. Lord Abbett also seeks to construct a portfolio with an average duration ranging between

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three and eight years. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Lord Abbett may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


                     ING MFS CAPITAL OPPORTUNITIES PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Portfolio focuses on companies, which MFS believes, have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


                     ING NEUBERGER BERMAN PARTNERS PORTFOLIO

The Portfolio seeks to reduce risk by diversifying among many companies and industries. The Portfolio invests mainly in common stocks of mid- to large-capitalization companies. In selecting investments for the Portfolio, Neuberger Berman looks for well-managed companies with strong balance sheets whose stock prices are undervalued. The factors that Neuberger Berman uses to identify such companies may include: strong fundamentals, such as a company's financial, operational, and competitive positions; relatively high operating profit margins and returns; and a sound internal earnings record. Neuberger Berman also may seek other characteristics in a company in which the Portfolio may invest, such as a strong market position relative to competitors; a high level of stock ownership among management; and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

                     ING NEUBERGER BERMAN REGENCY PORTFOLIO

The Portfolio seeks to reduce risk by diversifiying among many companies, sectors and industries. The Portfolio invests mainly in common stocks of mid-capitalization companies. In selecting investments for the Portfolio, Neuberger Berman looks for undervalued companies with high-quality businesses. The factors that Neuberger Berman uses to identify such companies may include: above-average returns on invested capital; strong management teams; and solid balance sheets. This approach is designed to let the Portfolio benefit from potential increases in stock prices while limiting the risks typically associated with stocks. From time to time Neuberger Berman may emphasize investment in sectors that it believes will benefit from market or economic trends. Neuberger Berman follows a disciplined selling strategy and may sell stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.


                       ING OPCAP BALANCED VALUE PORTFOLIO


While the Portfolio does not limit its investments to issuers in a particular capitalization range, OpCap currently focuses on securities of mid-size and larger established companies.


In selecting securities for the Portfolio, OpCap uses a "value" approach to investing. OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process for equity securities includes the following techniques:

- A "bottom up" analytical approach using fundamental research to focus on a particular issuer before considering industry trends, by evaluating each issuer's characteristics, financial results and management;

- A search for securities of established companies believed to be undervalued and having a high return on capital, a strong management committed to shareholder value, and positive cash flows; and

- Ongoing monitoring of issuers for fundamental changes in the company that might alter OpCap's initial expectations about the security and might result in a decision to sell the security.

The Portfolio also may invest in corporate bond obligations, as well as government obligations and mortgage-related securities. Debt securities are selected primarily for their income possibilities and capital appreciation and their relative emphasis in the Portfolio may be greater when the stock market is volatile. The Portfolio has no limit on the range of maturities of the debt securities it can buy. The debt securities that the Portfolio buys may be rated by nationally-recognized rating organizations or they may be unrated securities assigned a rating by OpCap. In addition, the Portfolio's investments in debt securities can be above or below investment grade in quality. A listing of the ratings definitions of the principal rating organizations is found in the Appendix A to the SAI.

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                        ING OPPENHEIMER GLOBAL PORTFOLIO


The allocation of the Portfolio's investment portfolio among different investments will vary over time based upon Oppenheimer's evaluation of economic and market trends. The Portfolio's investment portfolio might not always include all of the different types of investments described in this Prospectus. Oppenheimer tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its total assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.


The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The Portfolio can also buy foreign debt securities.

The Portfolio's investments include common stocks of foreign and domestic companies that Oppenheimer believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because Oppenheimer believes the price of their stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not produce the expected results, or if growth investing falls out of favor with investors.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. In addition, the Portfolio may invest in derivative instruments, including options, futures and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options).

                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO


The Portfolio's principal investment strategies are discussed under "Portfolio Summary." These strategies involve the allocation of the Portfolio's investment portfolio among the different types of permitted investments. This allocation will vary over time, based upon Oppenheimer's evaluation of economic and market trends. At times, the Portfolio might emphasize investments in one or two sectors because of Oppenheimer's evaluation of the opportunities for high current income from debt securities in those sectors, relative to other sectors. The Portfolio's investment portfolio might not always include all of the different types of investments described in this Prospectus.


The Portfolio can invest in different types of debt securities. A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Portfolio buys may be rated by nationally recognized statistical rating organizations or they may be unrated securities assigned an equivalent rating by Oppenheimer. The Portfolio's investments may be investment grade or below investment grade in credit quality and the Portfolio can invest without limit in below investment grade debt securities, commonly known as "junk bonds." These typically offer higher yields than investment grade bonds because investors assume greater risks of default on these securities. The ratings definitions of the principal national rating organizations are included in Appendix A to the SAI.

The Portfolio can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

                        ING PIMCO TOTAL RETURN PORTFOLIO


The Portfolio seeks maximum total return. The total return sought consists of both income earned on the Portfolio's investments and capital appreciation, if any, arising from increases in the market value of the Portfolio's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.


In selecting securities for the Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and used other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

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                        ING PIONEER HIGH YIELD PORTFOLIO

Under normal market conditions, the Portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. Pioneer uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio's investment portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates, including fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. Pioneer periodically adjusts sector weightings to reflect its outlook on the market for high yield securities.


                ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are either companies that SaBAM believes are early in their life cycle and have the potential to become major enterprises or are major enterprises whose rates of earnings growth and/or cash flow SaBAM believes will accelerate. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.


SaBAM selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and SaBAM's large group of equity research analysts.


                 ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

The Portfolio normally invests at least 80% of its net assets in equity securities of large capitalization companies and related instruments. The Portfolio may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. While the Portfolio intends to invest substantially all of its assets in equity securities, the Portfolio may maintain up to 20% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. The Portfolio may invest up to 20% of its assets in equity securities of companies that are not considered to be large capitalization companies.


             ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests at least 80% of its total assets in the equity securities of companies that have a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P 400 Index. The Portfolio will be broadly diversified and will focus on mid-size companies whose earnings are expected to grow at a rate faster than the average company. The Portfolio may also purchase foreign stocks (up to 25% of total assets), futures and options in keeping with its investment objective.


                    ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO


In seeking to achieve its investment objectives, the Portfolio invests primarily in common stocks of a diversified group of growth companies. T. Rowe Price normally (but not always) seeks to invest in companies that have the ability to pay increasing dividends through strong cash flows. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


The Portfolio may also purchase foreign stocks, hybrid instruments, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. Portfolio investments in foreign securities are limited to 30% of total assets.


                     ING TEMPLETON FOREIGN EQUITY PORTFOLIO

In selecting securities for the Portfolio, Templeton attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

When Templeton believes market or economic conditions are unfavorable for investors, it may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements, among others. Templeton also may invest in these types of

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securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment objective.


                     ING UBS U.S. LARGE CAP EQUITY PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests primarily in U.S. equity securities, including dividend paying securities, common stock and preferred stock. The Portfolio focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. The Portfolio may invest in companies of any size although, in general, the Portfolio emphasizes large capitalization stocks. The Portfolio's investments may include securities traded on securities exchanges or in the over the counter markets.

                     ING UBS U.S. SMALL CAP GROWTH PORTFOLIO

In seeking to achieve its investment objective, the Portfolio invests primarily in equity securities of U.S. small capitalization companies, including common stock and preferred stock. The Portfolio may invest in foreign securities and may use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In selecting securities, UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities.


                        ING VAN KAMPEN COMSTOCK PORTFOLIO


In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. Van Kampen emphasizes a value style of investing seeking well-established, undervalued companies. Van Kampen generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio's style presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in issuers of small-, medium- or large-sized companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent Van Kampen invests in small- and medium-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.


The Portfolio may dispose of a security whenever Van Kampen believes factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, a change in the relative market performance or appreciation possibilities offered by an individual security and other circumstances bearing on the desirability of a given instrument.

                   ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO


In selecting securities, Van Kampen focuses on a security's potential for income and long-term growth of capital. The Portfolio emphasizes a value style of investing and seeks income-producing securities that have attractive growth potential on an individual company basis. Van Kampen seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio's style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Portfolio may invest in securities that do not pay dividends or interest and securities that have above average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio's investment performance. In an effort to reduce the Portfolio's overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. Van Kampen focuses on large size companies, although the Portfolio may invest in companies of any size.

Income producing securities can include common and preferred stocks and convertible securities, including below investment grade convertible securities. In addition, while the Portfolio primarily invests in income-producing equity securities, it also may invest in investment grade quality debt securities at the time of purchase. The Portfolio may invest up to 10% of its total assets in real estate investment trusts ("REITs") and 25% of its total assets in securities of foreign issuers and up to 10% of its net assets in illiquid securities and certain restricted securities. The Portfolio may engage in repurchase agreements with broker-dealers, banks and other financial institutions for cash management purchases.


                          MANAGEMENT OF THE PORTFOLIOS


ADVISER. ING Life Insurance and Annuity Company ("ILIAC"), a Connecticut insurance corporation, serves as the adviser to each of the Portfolios. ILIAC has overall responsibility for the management of the Portfolios. ILIAC provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

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ILIAC is registered with the SEC as an investment adviser. ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 30, 2005, ILIAC managed over $11 billion in registered investment company assets. The principal address of ILIAC is 151 Farmington Avenue, Hartford, Connecticut 06156.

ILIAC, subject to the supervision of the Board of Directors of the Company (each a "Director," and collectively, "Directors"), acts as a "manager-of-managers" for the Portfolios. In this capacity, ILIAC oversees the Company's day-to-day operations and oversees the investment activities of each Portfolio. ILIAC delegates to sub-advisers the responsibility for investment management of each Portfolio, subject to ILIAC's oversight. From time to time, ILIAC also recommends the appointment of additional or replacement sub-advisers to the Company's Directors. On May 24, 2002, the Company and ILIAC received exemptive relief from the SEC permiting ILIAC and the Company, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval. The Company will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

ILIAC receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



                  PORTFOLIO                                ADVISORY FEE
ING American Century Large Company Value                       0.80%
ING American Century Select                                    0.75%
ING American Century Small-Mid Cap Value                       1.00%
ING Baron Asset(1)                                             0.95%
ING Baron Small Cap Growth                                     0.85%
ING Columbia Small Cap Value II(2)                             0.95%
ING Davis Venture Value                                        0.80%
ING Fundamental Research                                       0.60%
ING Goldman Sachs(R) Capital Growth                            0.80%
ING Goldman Sachs(R) Structured Equity                         0.70%
ING JPMorgan International                                     0.80%
ING JPMorgan Mid Cap Value                                     0.75%
ING Lord Abbett U.S. Government Securities(1)                  0.47%
ING MFS Capital Opportunities                                  0.65%
ING Neuberger Berman Partners(1)                               0.60%
ING Neuberger Berman Regency(1)                                0.75%
ING OpCap Balanced Value                                       0.80%
ING Oppenheimer Global                                         0.60%
ING Oppenheimer Strategic Income                               0.50%
ING PIMCO Total Return                                         0.50%
ING Pioneer High Yield(1)                                      0.60%
ING Salomon Brothers Aggressive Growth                         0.70%
ING Salomon Brothers Large Cap Growth                          0.69%
ING T. Rowe Price Diversified Mid Cap Growth                   0.80%
ING T. Rowe Price Growth Equity                                0.60%
ING Templeton Foreign Equity(1)                                0.80%
ING UBS U.S. Large Cap Equity                                  0.70%
ING UBS U.S. Small Cap Growth(2)                               0.90%
ING Van Kampen Comstock                                        0.60%
ING Van Kampen Equity and Income                               0.66%


----------

(1) Because the Portfolios did not have a full year of operations as of the date of this Prospectus, the advisory fee reflects the current contract rate.
(2) Because the Portfolios had not commenced operations as of the date of this Prospectus, the advisory fee reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and sub-advisory contracts, for all Portfolios, except ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio, please refer to the annual shareholder report, dated December 31, 2005. For ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio, please refer to the SAI dated May 1, 2006 and the semi-annual shareholder report that will be dated June 30, 2006.

ILIAC is responsible for all of its own costs, including costs of the Adviser's personnel required to carry out its investment advisory duties.

In addition to paying fees under the Portfolios' applicable Distribution/Shareholder Services Plans, the Portfolios' adviser or ING Financial Advisers, LLC, ("Financial Advisers"), out of its own resources may pay additional compensation to affiliated and non-affiliated insurance companies that offer Variable Contracts for which the Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Portfolios by those companies. ILIAC and Financial Advisers may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive, or other payments may be made as an incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company. These additional payments are not disclosed in a Portfolio Fees and Expenses Table in the Prospectus, and do not increase, directly or indirectly, the fees and expenses payable by a Portfolio. ILIAC and Financial Advisers do not receive any separate fees from the Portfolios for making these payments.

More particularly, ILIAC may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or to Qualified Plan participants, if the Portfolio sells to Qualified Plans. ILIAC has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; Southland Life Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 35 basis points, computed based on assets attributable to contract holders and plan participants with interests in the Portfolios through these insurers, for administrative services provided to the Portfolios. During the year ended December 31, 2005, ILIAC paid approximately $____ million pursuant to such arrangements with these insurance companies, applicable to all the Portfolios.


The insurance companies through which investors hold shares of the Portfolios also may pay fees in connection with distribution of Variable Contracts and for services provided to contract owners and/or Qualified Plan participants. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


SUB-ADVISERS. ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO, ING AMERICAN CENTURY SELECT PORTFOLIO AND ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO. The Adviser has engaged American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri, 64111, as Sub-Adviser to ING American Century Large Company Value Portfolio, ING American Century Select Portfolio and ING American Century Small-Mid Cap Value Portfolio. American Century has been an investment adviser since 1958 and as of December 31, 2005 American Century had over $___ billion in assets under management.


ING American Century Large Company Value Portfolio is managed by a team of portfolio managers comprised of Mark Mallon, Chief Investment Officer and Executive Vice President, Charles A. Ritter, Vice President and Senior Portfolio Manager, and Brendan Healy, Vice President and Portfolio Manager. Each team member has been managing the Portfolio since April 2005. Mr. Mallon joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder. Mr. Ritter joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a CFA charterholder. Mr. Healy joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas--Austin. He is a CFA charterholder.

ING American Century Select Portfolio is co-managed by John R. Sykora and Keith Lee. Mr. Sykora, Vice President and Senior Portfolio Manager of American Century, has been a member of the large cap growth team that manages the Portfolio and a similar American Century fund since September 2002. He joined American Century in May 1994 as an Investment Analyst and became a Portfolio Manager in November 1997. He is a CFA charterholder. Mr. Lee, Portfolio Manager of American Century, has been a member of the large cap growth team that manages the Portfolio and a similar American Century fund since October 2001. He became a Portfolio Manager in July 2003. He was an International Analyst for American Century from July 1998 to July 2000 and a Telecommunications Analyst for Galleon Management from July 2000 to September 2001. He is a CFA charterholder.

ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, Kevin Laub, Phillip N. Davidson, Scott A. Moore, and Michael Liss. Mr. Giele, Vice President and Senior Portfolio Manager, joined American Century as an Investment Analyst in 1998 and has managed the Portfolio since 2002. Before joining American Century, he was an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998. Mr. Laub, Vice President and Portfolio Manager, joined American Century as an Investment Analyst in 1998. Before joining American Century, he was a senior auditor at Deloitte & Touche LLP, where he spent three years planning and supervising audits. Mr. Laub has managed the Portfolio since 2003. Mr. Davidson, Chief Investment Officer-Value and Senior Vice President, joined American Century in 1993 and has managed the Portfolio since May 2006. Mr. Moore, Vice President and Senior Portfolio Manager, joined American Century in 1993 and became a portfolio manager in 1999. He has managed the Portfolio since May 2006. Mr. Liss, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004. He has managed the Portfolio since May 2006.

ING BARON SMALL CAP GROWTH PORTFOLIO. The Adviser has engaged BAMCO, Inc. ("BAMCO"), 767 Fifth Avenue, New York, New York, 10153, a subsidiary of Baron Capital Group Inc., as Sub-Adviser to ING Baron Asset Portfolio and ING Baron Small Cap Growth Portfolio. BAMCO has been an investment adviser since March 6, 1987, and as of December 31, 2005, BAMCO had $____ billion in mutual fund assets under management.

Ronald Baron and Andrew Peck have served as the portfolio managers for ING Baron Asset Portfolio since its inception. Mr. Baron, Founder, Chief Executive Officer and Chairman of BAMCO, has managed money for clients since 1975. Mr. Peck, a Vice President of BAMCO, has worked at BAMCO as an analyst since February 1998 and has been a portfolio manager since July 2003.

Ronald Baron, Founder, Chief Executive Officer, Chief Investment Officer and Chairman of BAMCO is the Portfolio Manager of the ING Baron Small Cap Growth Portfolio. Mr. Baron has been a portfolio manager since 1987 and has managed money for others since 1975.

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO. The Adviser has engaged Columbia Management Advisors, LLC ("CMA"), 100 Federal Street, Boston, MA 02110, as Sub-Adviser to ING Columbia Small Cap Value II Portfolio. CMA is a registered investment adviser and an indirect wholly-owned subsidiary of Bank of America, N.A. Its management expertise covers all major domestic asset classes, including equity and fixed-income securities and money market instruments. CMA acts as investment adviser for individuals, corporations, private investment companies and financial institutions. As of September 30, 2005, CMA had over $286 billion in total mutual fund assets under management.

Jarl Ginsberg is a portfolio manager and senior research analyst for CMA. He has managed the Portfolio since inception. Mr. Ginsberg is responsible for research, stock selection and portfolio construction for the small-cap product. Prior to joining CMA, Mr. Gingsberg was a research analyst for Pilgrim, Baxter & Associates (2002-2003) and a portfolio manager and analyst for BlackRock Inc. (1998-2002).

Christian Stadlinger is a senior portfolio manager for CMA with a primary focus on managing small-cap value assets. In this role, he is responsible for all research, stock selection and portfolio constructions for the Portfolio. Prior to joining CMA in 2002, Dr. Stadlinger worked as a team leader and senior portfolio manager for BlackRock Inc.

ING DAVIS VENTURE VALUE PORTFOLIO. The Adviser has engaged Davis, 2949 East Elvira Road, Suite 101, Tucson AZ 85706, as Sub-Adviser to ING Davis Venture Value Portfolio. Davis also serves as investment adviser for other mutual funds and institutional and individual clients. Davis has been an investment adviser since 1969, and as of December 31, 2005, managed approximately $72 billion in assets.

Christopher C. Davis and Kenneth C. Feinberg are primarily responsible for the day-to-day management of ING Davis Venture Value Portfolio. Mr. Davis has served as a Portfolio Manager of ING Davis Venture Value Portfolio since October 2005, and also manages other equity funds advised or sub-advised by Davis. Mr. Davis has served as a research analyst and portfolio manager with Davis since 1989 and has served as Chief Executive Officer of Davis since 2000. Kenneth C. Feinberg has served as a Portfolio Manager of ING Davis Venture Value Portfolio since October 2005, and also manages other equity funds advised or sub-advised by Davis. Mr. Feinberg started with Davis as a research analyst in December 1994.

ING FUNDAMENTAL RESEARCH PORTFOLIO. The Adviser has engaged ING Investment Management Co. ("ING IM"), 230 Park Avenue, New York, New York 10169, as Sub-Adviser to the ING Fundamental Research Portfolio. ING IM has been an investment adviser since 1972 and manages investments totaling approximately $____ billion in assets as of December 31, 2005.


The Portfolio is managed by Christopher F. Corapi.

Mr. Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has been managing the Portfolio since April 2005. Mr. Corapi joined ING IM in February 2004 and has over 20 years of investment experience. Prior to joining ING IM, Mr. Corapi served as the Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and the Head of Emerging Markets Research at JP Morgan Investment Management beginning in 1998.


ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO AND ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO. The Adviser has engaged Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly-owned subsidiary of The Goldman Sachs Group, Inc., 32 Old Slip, New York, New York 10005, as Sub-

Adviser to ING Goldman Sachs(R) Capital Growth Portfolio and ING Goldman Sachs(R) Structured Equity Portfolio. GSAM is a part of the Investment Management Division ("IMD") and an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of Goldman Sachs, served as the Sub-Adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs' sub-advisory responsibilities. As of December 31, 2005, GSAM, along with other units of IMD, had assets under management of $____ billion.

GSAM uses a team approach in its management of the ING Goldman Sachs(R) Capital Growth Portfolio. David G. Shell, CFA, Steven M. Barry, and Gregory H. Ekizian, CFA, are primarily responsible for the day-to-day management of the Portfolio. David G. Shell is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle. Steven M. Barry is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1999. From 1988 to 1999, Mr. Barry was a portfolio manager at Alliance Capital Management. Gregory H. Ekizian is a Managing Director, Chief Investment
Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager and Co Chair of the Growth Investment Committee in 1997. From 1990 to 1997, Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

GSAM uses a team approach in its management of the ING Goldman Sachs(R) Structured Equity Portfolio. Melissa R. Brown, CFA and Robert Jones, CFA, are primarily responsible for the day-to-day management of the Portfolio. Melissa Brown is Managing Director and Senior Portfolio Manager with GSAM, her employer since 1998. Mr. Jones has managed the Portfolio since April, 2006. He is a Managing Director and Chair of the Quantitative Equity ("QE") Investment Policy Committee, which oversees portfolio management processes. He currently serves as the Chief Investment Officer for QE strategies at Goldman Sachs Asset Management, his employer since 1989. From 1987 to 1989 he was a senior quantitative analyst with Goldman Sachs Investment Research. Prior to that, he provided quantitative research for both a major investment firm and an options consulting firm.

ING JPMORGAN INTERNATIONAL PORTFOLIO. The Adviser has engaged J.P. Morgan Asset Management (London) Ltd., ("JPMorgan London") as Sub-Adviser for the Portfolio. The principal business address of JPMorgan London is 20 Finsbury Street, London, U.K. EC2Y 9AQ, United Kingdom. JPMorgan London is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. As of December 31, 2005, JPMorgan London and its affiliates had over $____ billion in assets under management.

The portfolio is managed on a team-basis by JPMorgan's London-based Global Portfolios Group. This group is headed by Howard Williams, a Managing Director and senior portfolio manager. Mr. Williams has been an employee since 1994 and a senior portfolio manager for the Global Portfolios Group since it was established in 1998. James Fisher is the lead portfolio manager for all EAFE portfolios managed by this Group and is the individual primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Fisher is a Managing Director and has worked at JPMorgan and its predecessor companies since 1985 in numerous investment roles and has managed the Portfolio since December 2002.

ING JPMORGAN MID CAP VALUE PORTFOLIO. The Adviser has engaged J.P. Morgan Investment Management Inc. ("JPMIM"), 522 Fifth Avenue, New York, New York 10036, as Sub-Adviser for the Portfolio. JPMIM is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM has been an investment adviser since 1984, and as of December 31, 2005, JPMIM, and its affiliates had over $____ billion in asset under management.


Jonathan K.L. Simon and Lawrence Playford serve as Portfolio Managers of the Portfolio. Mr. Simon is a Managing Director and has worked as a portfolio manager with various affiliates of JPMIM since 1980 and is currently a Managing Director of JPMIM. Lawrence Playford, Vice President, is an energy, utilities and industrials analyst in the U.S. Equity Group. An employee since 1993, Mr. Playford joined the investment team in October 2003 after serving as a client portfolio manager working directly with the U.S. Equity Group's investment teams to communicate investment strategy and results to clients since 2001. Prior to that, he was a client advisor at JPMorgan Private Bank, providing investment and financial planning advice to high net worth clients.


ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO. The Adviser has engaged Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302, as Sub-Adviser to ING Lord Abbett U.S. Government Securities Portfolio. Founded in 1920, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management as of December, 2005 of approximately $____ billion.

Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team for the Portfolio and is primarily responsible for the day-to-day management of the Portfolio. Mr. Gerber joined Lord Abbett in 1997 and has managed the Portfolio since its inception.

The other senior team members are Walter H. Prahl and Robert A. Lee. Mr. Prahl, Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997. Mr. Lee, Partner and Fixed Income Investment Manager, joined Lord Abbett in 1997. Each has managed the Portfolio since its inception.

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO. The Adviser has engaged Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, as Sub-Adviser to ING MFS Capital Opportunities Portfolio. MFS has been engaged in the investment management business since 1924 and is an indirect subsidiary of Sun Life Financial, Inc. (an insurance company). Net assets under management of MFS were approximately $____ billion as of December 31, 2005.

Jeffrey C. Constantino and Gregory W. Locraft, Jr. serve as the management team for ING MFS Capital Opportunities Portfolio. Mr. Constantino and Mr. Locraft have managed the Portfolio since December 2005. Mr. Constantino is Vice President of MFS and has been employed in the investment management area of MFS since 2000. Mr. Locraft is Vice President of MFS and has been employed in the investment management area of MFS since 1998.

ING NEUBERGER BERMAN PARTNERS PORTFOLIO AND NEUBERGER BERMAN REGENCY PORTFOLIO. The Adviser has engaged Neuberger Berman, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 as Sub-Adviser to ING Neuberger Berman Partners Portfolio and ING Neuberger Berman Regency Portfolio. As of December 31, 2005, assets under management were approximately $____ billion.

S. Basu Mullick serves as the portfolio manager for the ING Neuberger Berman Partners Portfolio and the ING Neuberger Berman Regency Portfolio. Mr. Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. Since 1998, Mr. Mullick has managed a Neuberger fund that is managed in a style substantially similar to that in which ING Neuberger Berman Partners Portfolio and ING Neuberger Berman Regency Portfolio are managed. He served as a portfolio manager at Ark Asset Management from 1993 to 1998.

ING OPCAP BALANCED VALUE PORTFOLIO. The Adviser has engaged OpCap Advisors LLC ("OpCap") a wholly owned subsidiary of Oppenheimer Capital LLC, 1345 Avenue of the Americas, New York, New York 10105-4800, as Sub-Adviser to ING OpCap Balanced Value Portfolio. OpCap is a wholly-owned subsidiary of Oppenheimer Capital. Oppenheimer Capital is a wholly-owned subsidiary of Allianz Global Investors U.S. Equities LLC, a subsidiary of Allianz Global Investors of America L.P. OpCap has operated as an investment adviser to investment companies, institutions, and other investors since its organization in 1987, and as of December 31, 2005, OpCap and its parent, Oppenheimer Capital, advised accounts having assets in excess of $____ billion.


Colin Glinsman is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Glinsman is a Managing Director and Chief Investment Officer of Oppenheimer Capital, the immediate parent of OpCap. He has been a portfolio manager since December 1992 and prior to that he was a securities analyst for Oppenheimer Capital.


ING OPPENHEIMER GLOBAL PORTFOLIO AND ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO. The Adviser has engaged OppenheimerFunds, Inc. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080, as Sub-Adviser to ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio. Oppenheimer has operated as an investment advisor since January 1960. As of December 31, 2005, Oppenheimer managed approximately $____ billion in assets.

ING Oppenheimer Global Portfolio is managed by Rajeev Bhaman. Mr. Bhaman has been a Vice President of Oppenheimer since January 1997 and is a portfolio manager of other funds managed by Oppenheimer. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed by Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales. Mr. Bhaman has managed the Portfolio since August 2004.


ING Oppenheimer Strategic Income Portfolio is managed by Arthur P. Steinmetz. Mr. Steinmetz has been Senior Vice President of Oppenheimer since March 1993. He also serves as officer and portfolio manager for a number of Oppenheimer funds. He has managed the Portfolio since its inception.


ING PIMCO TOTAL RETURN PORTFOLIO. The Adviser has engaged Pacific Investment Management LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, as Sub-Adviser to ING PIMCO Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. with a minority interest held by PIMCO Partners, LLC. PIMCO has been an investment adviser since 1971, and as of December 31, 2005, PIMCO had approximately $594.1 billion in assets under management. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight, is responsible for the day-to-day management of the Portfolio. Mr. Hamalainen previously served as PIMCO's head of fixed income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team. He has been with PIMCO since 1994 and has managed the Portfolio since May 2002.

ING PIONEER HIGH YIELD PORTFOLIO. The Adviser has engaged Pioneer, 60 State Street, Boston, Massachusetts 02109, as Sub-Adviser to the ING Pioneer High Yield Portfolio. As of December 31, 2005, assets under management were approximately $____ billion.

Margaret D. Patel provides day-to-day management services to the Portfolio. Ms. Patel, a senior vice president of Pioneer, joined Pioneer as a vice president in August 1999 and has been an investment professional since 1972.

Ms. Patel is supported by a team of fixed income portfolio managers led by Kenneth J. Taubes, who is responsible for overseeing the U.S. and global fixed income team. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Ms. Patel and the team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

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ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO AND ING SALOMON BROTHERS
LARGE CAP GROWTH PORTFOLIO. The Adviser has engaged Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, NY 10022, as Sub-Adviser to ING Salomon Brothers Aggressive Growth Portfolio and ING Salomon Brothers Large Cap Growth Portfolio. SaBAM has affiliates in London, Tokyo and Hong Kong. Together they provide a broad range of equity and fixed-income investment management services to individuals and institutions. SaBAM has been an investment adviser since 1987, and as of December 31, 2005, SaBAM managed $____ billion in assets.

On December 1, 2005, Citigroup Inc. ("Citigroup") completed the sale of substantially all of its asset management business, Citigroup Asset Management, to Legg Mason, Inc. As a result, SaBAM became a wholly owned subsidiary of Legg Mason, Inc. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland, 21202, is a financial services holding company.

Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates, as well as SaBAM, are not affiliated with Citigroup.

ING Salomon Brothers Aggressive Growth Portfolio is managed by by Richie Freeman. Mr. Freeman has been with SaBAM or its predecessor firms since 1983, serving as Managing Director and Portfolio Manager. Mr. Freeman manages the Smith Barney Aggressive Growth Fund, multicap growth portfolios, mid/small cap portfolios on a private portfolio basis, as well as the offshore U.S. Aggressive Growth Fund, and co-manages the Salomon Brothers Variable Emerging Growth Fund.

Alan Blake is primarily responsible for the day-to-day management of ING Salomon Brothers Large Cap Growth Portfolio. Mr. Blake is a Managing Director and Senior Portfolio Manager and he has been with SaBAM or its affiliates since 1991. He has more than 26 years of securities business experience.

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO AND ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO. The Adviser has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202 as Sub-Adviser to ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio. T. Rowe Price has been engaged in the investment management business since 1937. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. T. Rowe Price and its affiliates managed over $____ billion as of December 31, 2005, for individual and institutional investors, retirement plans and financial intermediaries.


ING T. Rowe Price Diversified Mid Cap Growth Portfolio is managed by an investment advisory committee. The committee chairman, Donald J. Peters, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Peters is a Vice President of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1993.


ING T. Rowe Price Growth Equity Portfolio is managed by an investment advisory committee. The committee chairman, Robert W. Smith, has day-to-day responsibility for managing the ING T. Rowe Price Growth Equity Portfolio and works with the committee in developing and executing its investment program. Mr. Smith is a Vice President of T. Rowe Price and joined the firm in 1992 as an equity analyst. He has managed the T. Rowe Price Growth Stock Fund since 1997.

ING TEMPLETON FOREIGN EQUITY PORTFOLIO. The Adviser has engaged Templeton, 500 East Broward Blvd., Fort Lauderdale, Florida 33394-3091, as Sub-Adviser to ING Templeton Foreign Equity Portfolio. As of December 31, 2005, Templeton's assets under management were approximately $____ billion.

Gary P. Motyl, Guang Yang and Cindy Sweeting serve as the management team for ING Templeton Foreign Equity Portfolio and have managed the Portfolio since its inception. Mr. Motyl, President of Templeton, has primary responsibility for the Portfolio's investments, and has managed certain of the Templeton funds since 1996. In this capacity, he has had primary responsibility for fund investments and has had authority over all aspects of portfolio management. He joined Franklin Templeton Investments in 1981. Mr. Yang and Ms. Sweeting have secondary portfolio management responsibilities. Mr. Yang, Senior Vice President of Templeton, joined Franklin Templeton Investments in 1995 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment for a number of the Templeton funds during this time. Ms. Sweeting, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1997 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment for a number of the Templeton funds during this time.

ING UBS U.S. SMALL CAP GROWTH PORTFOLIO AND ING UBS U.S. LARGE CAP EQUITY PORTFOLIO. The Adviser has engaged UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), One North Wacker Drive, Chicago, Illinois 60606, as Sub-Adviser to ING UBS U.S. Small Cap Growth Portfolio and ING UBS U.S. Large Cap Equity Portfolio. UBS Global AM is an indirect, wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland. As of December 31, 2005 UBS Global AM managed approximately $____ billion in assets.

Paul Graham and David Wabnik are the portfolio managers for the ING UBS U.S. Small Cap Growth Portfolio and each of them are jointly and primarily responsible for the day-to-day management of the Portfolio. The Portfolio managers have access to members of the UBS US Equities

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Growth investment management team, each of whom has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Portfolio invests. Information about Mr. Graham and Mr. Wabnik is provided below.

Paul Graham is the head of US Growth Equities at UBS Global AM. Mr. Graham has been an employee of UBS Global AM since 1994, a Managing Director of UBS Global AM since 2003, and portfolio manager of the Portfolio since its inception.

David Wabnik is a Senior Portfolio Manager at UBS Global AM. Mr. Wabnik has been an employee of UBS Global AM since 1995, an Executive Director of UBS Global AM since 2001 and portfolio manager of the Portfolio since its inception.

Investment decisions for the ING UBS U.S. Large Cap Equity Portfolio are made by the North American Equities Investment Management Team ("N.A. Equities Team"). John Leonard is the lead portfolio manager for the Portfolio and has responsibility for allocating the portfolio among the various managers and analysts on the N.A. Equities Team and reviewing the overall composition of the portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard, Head of N.A. Equities Team, Deputy Global head of Equities and Managing Director, has been with UBS Global AM since 1991. Mr. Leonard has access to certain members of the N.A. Equities Team, including Thomas M. Cole, Thomas Digenan and Scott Hazen. Mr. Cole, Head of Research N.A. Equities Team and Managing Director has been with UBS Global AM since 1985. Mr. Digenan, N.A. Equities Team Strategist since 2001, has been with UBS Global AM since 1995. Mr. Hazen, N.A. Equities Strategist since 2004 has been with UBS Global AM since 1995.

ING VAN KAMPEN COMSTOCK PORTFOLIO AND ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO. The Adviser has engaged Morgan Stanley Investment Management Inc. ("MSIM Inc."), 1221 Avenue of the Americas, New York, New York 10020, as Sub-Adviser to ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley. MSIM Inc., together with its affiliated asset management companies, had approximately $____ billion in assets under management as of December 31, 2005. MSIM Inc. does business in certain instances (including in its role as sub-adviser to the Portfolios) under the name "Van Kampen."


ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers. Current members of the team include
B. Robert Baker, Jason Leder and Kevin Holt, each a Managing Director of Van Kampen. Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover. Lead portfolio manager, Bob Baker, has ultimate responsibility for the strategy and is the final arbiter on decisions.

B. Robert Baker is the Portfolio's lead portfolio manager and has worked for Van Kampen since 1991. Mr. Baker has managed the Portfolio since May 2002. Jason Leder has worked for Van Kampen since 1995 and has managed the Portfolio since May 2002. Kevin Holt has worked for Van Kampen since 1999 and has managed the Portfolio since May 2002.


ING Van Kampen Equity and Income Portfolio is managed by Van Kampen's Equity Income Team. Current members of the team include James Gilligan, James Roeder, Sergio Marcheli, Thomas Bastian and Vince Vizachero. Each member of the team is responsible for specific sectors, with the exception of Sergio Marcheli. All team members are responsible for the day-to-day management of the Portfolio. Mr. Gilligan is responsible for the execution of the overall strategy of the Portfolio.

James Gilligan, is the Portfolios lead portfolio manager and has worked for Van Kampen since 1985 and managed the Portfolio since 2004. James Roeder has worked for Van Kampen since 1999 and has managed the Portfolio since 2004. Sergio Marcheli has worked for Van Kampen since 1995 and has managed the Portfolio since 2004. Mr. Bastian has managed the Portfolio since 2004. Vince Vizachero has worked for Van Kampen since 2001 and has managed the Portfolio since 2004.


The composition of each team may change without notice from time to time.

Each Sub-Adviser, subject to the supervision of the Adviser and the Directors, is responsible for managing the assets of its respective Portfolio(s) in accordance with the Portfolio's investment objective and policies. Each Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

The Adviser has overall responsibility for monitoring the investment program maintained by each Sub-Adviser for compliance with applicable laws and regulations and the respective Portfolio's investment objective.

The Adviser pays each Sub-Adviser a fee at an annual rate based on the average daily net asset value of each Portfolio. The Adviser pays the sub-advisory fee out of its advisory fee.

The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager's ownership of securities in the Portfolios.

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                                MORE INFORMATION

-  PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

-  A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

-  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Company at 1-800-262-3862, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

-  NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

-  PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by ING Financial Advisers. It is a Delaware limited liability company with its principal offices at 151 Farmington Avenue, Hartford, CT 06156.

ING Financial Advisers is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated person, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

-  ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class, Class I, and Service Class, shares. The three classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class & S Class shares are offered by this Prospectus.

- HOW ING GROUP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Distribution Plan, the Portfolios' adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is ING Financial Advisers, LLC. ING Financial Advisers, LLC has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across

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the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the adviser, or the distributor are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

                             SHAREHOLDER INFORMATION

-  CLASSES OF SHARES


The Fund has adopted a Shareholder Servicing Plan ("Service Plan") for the S Class and ADV Class shares of each Portfolio. The Service Plan allows the Fund's administrator, ING Funds Services, LLC ("Administrator"), to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to S Class or ADV Class shares and their shareholders including Variable Contract owners or plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its S Class and ADV Class shares, respectively.


The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 ("Rule 12b-1 Plan") for the ADV Class shares of each Portfolio. The Rule 12b-1 Plan provides for a distribution fee, payable to ING Financial Advisers, LLC as the Fund's Distributor. ING Financial Advisers, LLC may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class shares. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

-  NET ASSET VALUE

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by each Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

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When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;

-  Securities of an issuer that has entered into a restructuring;

-  Securities whose trading has been halted or suspended;


- Fixed-income securities that have gone into default and for which there are no current market value quotations; and


-  Securities that are restricted to transfer or resale.

The Portfolios or Adviser may rely on the recommendation of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form.

-  PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day's price, the order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

-  PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies or other permitted investors, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Directors intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolios may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could

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also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

-  FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

-  PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., a Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


-  REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.


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-  CUSTODIAN

The Bank of New York Company, Inc., One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

-  LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

-  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.

-  DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

-  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences of purchasing a contract.

                                   PERFORMANCE


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. The ING American Century Large Company Value Portfolio, ING American Century Select Portfolio, ING Baron Asset Portfolio, ING Davis Venture Value, ING Goldman(R) Sachs Structured Equity Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Oppenheimer Global Portfolio, ING Oppenheimer Strategic Income Portfolio, ING Pioneer High Yield Portfolio, ING Salomon Brothers Large Cap Growth Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio, ING Templeton Foreign Equity Portfolio, ING UBS U.S. Small Cap Growth Portfolio, and ING Van Kampen Equity and Income Portfolio have substantially the same investment objective, policies and strategies as one or more existing mutual funds ("Comparable Funds") that are either sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by American Century, BAMCO, CMA, Davis, GSAM, Lord Abbett Neuberger Berman, Oppenheimer, Pioneer, SaBAM, T. Rowe Price, Templeton, UBS Global AM or Van Kampen, as the case may be.

While the above mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds are presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR

DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIOS. The results shown below reflect the reinvestment of dividends and distributions, and were, aside from fee and expense differences, calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund may be shown for a Portfolio, the sub-advisers of certain of the Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total return of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmark.(1)



                                                                                             10YEARS
                                                                                            (OR SINCE
                                                               1 YEAR   3 YEARS   5 YEARS   INCEPTION)
American Century Large Company Value Fund--Inv. Class (ALVIX)        %         %         %         %(2)
(Comparable to ING American Century Large Cap Value)
Russell 1000(R) Value Index                                          %         %         %         %(3)
S&P 500 Index                                                        %         %         %         %(3)

American Century Select Fund--Inv. Class (TWCIX)                     %         %         %         %
(Comparable to ING American Century Select)
Russell 1000(R) Growth                                               %         %         %         %

Baron Asset Fund (BARAX)                                             %         %         %         %
(Comparable to ING Baron Asset Portfolio)
Russell Midcap(R) Index                                              %         %         %         %

Davis NY Venture Fund - (NYVTX)                                      %         %         %         %
(Comparable to ING Davis Venture Value)
S&P 500 Index                                                        %         %         %         %

Goldman Sachs Structured U.S. Equity Fund--Class A (GSSQX)           %         %         %         %
(Comparable to ING Goldman Sachs(R) Structured Equity)
S&P 500 Index                                                        %         %         %         %

Lord Abbett U.S. Government & Government Sponsored Enterprises
Fund (LAGVX)                                                         %         %         %         %
(Comparable to ING Lord Abbett U.S. Government Securities
Portfolio)
Lehman Brothers Government Bond Index                                %         %         %         %

Neuberger Berman Partners Fund--Inv. (NPRTX)                         %         %         %         %
(Comparable to ING Neuberger Berman Partners Portfolio)
S&P 500 Index                                                        %         %         %         %

Neuberger Berman Regency Fund--Inv. (NBRVX)                          %         %         %         %
(Comparable to ING Neuberger Berman Regency Portfolio)
Russell Midcap Value(R) Index                                        %         %         %         %

Oppenheimer Global Fund--Class A (OPPAX)                             %         %         %         %
(Comparable to ING Oppenheimer Global)
MSCI World Index(SM)                                                 %         %         %         %

Oppenheimer Strategic Income Fund--Class Y (OSIYX)                   %         %         %         %(4)
(Comparable to ING Oppenheimer Strategic Income)
Lehman Brothers Aggregate Bond Index                                 %         %         %         %
S&P/Citigroup World Government Bond Index                            %         %         %         %

                                                                                             10YEARS
                                                                                            (OR SINCE
                                                               1 YEAR   3 YEARS    5 YEARS  INCEPTION)
Pioneer High Yield Fund--Class A (TAHYX)                             %         %         %         %
(Comparable to ING Pioneer High Yield Portfolio)
Merrill Lynch High Yield Master II Index                             %         %         %         %
Merrill Lynch Convertible Bonds (Speculative Quality) Index          %         %         %         %

Smith Barney Large Capitalization Growth Fund--Class A (SBLGX)       %         %         %         %(5)
(Comparable to ING Salomon Brothers Large Cap Growth)
Russell 1000(R) Growth Index                                         %         %         %         %(6)
S&P 500 Index                                                        %         %         %         %(6)

Advanced Capital I Equity Growth Fund--Class I (ADEGX)               %         %         %         %
(Comparable to ING T. Rowe Price Diversified MidCap
Growth Portfolio)
S&P 400 Index                                                        %         %         %         %
Russell Midcap(R) Growth Index                                       %         %         %         %

Templeton Institutional Foreign Equity Fund--Class I (TFEQX)         %         %         %         %
(Comparable to ING Templeton Foreign Equity Portfolio)
MSCI EAFE(R) Index                                                   %         %         %         %

UBS U.S. Small Cap Growth Fund (BISCX)                               %         %         %         %
(Comparable to ING UBS U.S. Small Cap Growth)
Russell 2000(R) Growth Index                                         %         %         %         %

Van Kampen Equity and Income Fund--Class A (ACEIX)                   %         %         %         %
(Comparable to ING Van Kampen Equity and Income)
S&P 500 Index                                                        %         %         %         %
Russell 1000(R) Value Index                                          %         %         %         %


----------

(1) The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower than forecasted growth values. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Lehman Brothers Government Bond Index is a market value weighted index designed to measure the performance of U.S. government and government agency securities, less mortgage type securities, with maturities of one year or more. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The MSCIWorld IndexSM is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The S&P/Citigroup World Government Bond Index is an unmanaged index of bonds from 14 world government bond markets with maturities of at least one year. The Merrill Lynch High Yield Master II Index is a broad-based index consisting of all U.S. dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and with a maturity of greater than one year. The Merrill Lynch Convertible Bonds (Speculative Quality) Index is a market-capitalization weighted index including mandatory and nonmandatory domestic corporate convertible securities. The S&P 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The
     Russell Midcap(R) Growth Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The MSCI
     EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.
     The Russell 2000(R) Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(2)  Portfolio commenced operations on July 30, 1999.
(3)  Index return is for the period beginning August 1, 1999.

(4) Portfolio commenced operations on January 26, 1998. The index returns for the Lehman Brothers Aggregate Bond Index and the S&P/Citigroup World Government Bond Index for the period beginning February 1, 1998 are 6.17% and 6.47%, respectively.
(5)  Portfolio commenced operations on January 3, 1995.
(6)  Index return is for the period beginning January 1, 1995.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance product, and would be lower if they did. This information has been derived from each Portfolio's Financial Statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company's financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI. The annual shareholder report is available upon request without charge by calling 1-800-262-3862. Because ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio did not commence operations as of the fiscal year ended December 31, 2005, financial highlights are not available.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                              CLASS S
                                                       ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                               DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,            (COMMENCEMENT
                                                       -------------------------------------   OF OPERATIONS) TO
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO(3)    2005     2004      2003      2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  --------  --------   -----------------
Net asset value, beginning of period                            $  12.98  $   9.94  $  12.89       $    12.92
                                                                --------  --------  --------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.15      0.11      0.07             0.00*
  Net realized and change in unrealized
   gain (loss) on investments, foreign currency and
   forward foreign currency exchange contracts                      1.14      3.00     (3.01)           (0.03)
                                                                --------  --------  --------       ----------
  Total income (loss) from investment operations                    1.29      3.11     (2.94)           (0.03)
                                                                --------  --------  --------       ----------
LESS DISTRIBUTIONS:
  Net investment income                                            (0.10)    (0.07)    (0.00)+             --
  Net realized gain on sale of investments                            --        --     (0.01)              --
                                                                --------  --------  --------       ----------
    Total distributions                                            (0.10)    (0.07)    (0.01)              --
                                                                --------  --------  --------       ----------
Net asset value, end of period                                  $  14.17  $  12.98  $   9.94       $    12.89
                                                                ========  ========  ========       ==========
Total return                                                       10.05%    31.34%   (22.84)%          (0.23)%(1)
Net assets, end of period (000's)                               $ 66,267  $ 63,547  $ 46,345       $   50,415
Ratio of total expenses to average net assets                       1.25%     1.25%     1.25%            1.25%(2)
Ratio of net investment income to average net assets                1.05%     1.00%     0.70%            0.58%(2)
Portfolio turnover rate                                            38.01%    37.69%    46.66%            1.02%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO APRIL 29, 2005 THE PORTFOLIO WAS KNOWN AS ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).


                                                                              CLASS ADV
                                                       ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                               DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,            (COMMENCEMENT
                                                       -------------------------------------   OF OPERATIONS) TO
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO(3)    2005     2004      2003      2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  --------  --------   -----------------
Net asset value, beginning of period                            $  12.89  $   9.90  $  12.89       $    12.92
                                                                --------  --------  --------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.10      0.08      0.03             0.00*
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      1.14      2.99     (3.00)           (0.03)
                                                                --------  --------  --------       ----------
  Total income (loss) from investment operations                    1.24      3.07     (2.97)           (0.03)
                                                                --------  --------  --------       ----------
LESS DISTRIBUTIONS:
  Net investment income                                            (0.08)    (0.08)    (0.01)              --
  Net realized gain on sale of investments                            --        --     (0.01)              --
                                                                --------  --------  --------       ----------
    Total distributions                                            (0.08)    (0.08)    (0.02)              --
                                                                --------  --------  --------       ----------
Net asset value, end of period                                  $  14.05  $  12.89  $   9.90       $    12.89
                                                                ========  ========  ========       ==========
Total return                                                        9.70%    31.13%   (23.08)%          (0.23)%(1)
Net assets, end of period (000's)                               $  8,684  $  7,313  $  5,197       $       10
Ratio of total expenses to average net assets                       1.50%     1.50%     1.50%            1.50%(2)
Ratio of net investment income to average net assets                0.81%     0.75%     0.99%            0.41%(2)
Portfolio turnover rate                                            38.01%    37.69%    46.66%            1.02%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO APRIL 29, 2005 THE PORTFOLIO WAS KNOWN AS ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                CLASS S
                                                       -----------------------------------------------------------
                                                                                                    PERIOD FROM
                                                                                                 DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,              (COMMENCEMENT
                                                       ---------------------------------------   OF OPERATIONS) TO
ING AMERICAN CENTURY SELECT PORTFOLIO(3)                 2005     2004       2003       2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------   --------   --------   -----------------
Net asset value, beginning of period                            $   8.85   $   6.60   $   9.85     $     9.92
                                                                --------   --------   --------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.00)+    (0.02)     (0.01)          0.00*
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      0.42       2.27      (3.24)         (0.07)
                                                                --------   --------   --------     ----------
  Total income (loss) from investment operations                    0.42       2.25      (3.25)         (0.07)
                                                                --------   --------   --------     ----------
Net asset value, end of period                                  $   9.27   $   8.85   $   6.60     $     9.85
                                                                ========   ========   ========     ==========
Total return                                                        4.75%     34.29%    (33.10)%        (0.71)%(1)
Net assets, end of period (000's)                               $ 13,482   $  2,874   $    321     $       10
Ratio of total expenses to average net assets                       1.15%      1.25%      1.25%          1.25%(2)
Ratio of net investment income (loss) to average
  net assets                                                       (0.10)%    (0.45)%    (0.31)%         0.17%(2)
Portfolio turnover rate                                           505.97%    168.93%    245.27%          6.09%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004 THE PORTFOLIO WAS KNOWN AS ING ALGER GROWTH PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).


                                                                                 CLASS ADV
                                                       -----------------------------------------------------------
                                                                                                    PERIOD FROM
                                                                                                 DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,              (COMMENCEMENT
                                                       ---------------------------------------   OF OPERATIONS) TO
ING AMERICAN CENTURY SELECT PORTFOLIO(3)                 2005     2004       2003       2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------   --------   --------   -----------------
Net asset value, beginning of period                            $   8.81   $   6.58   $   9.85     $     9.92
                                                                --------   --------   --------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                              (0.08)     (0.05)     (0.05)         (0.00)+
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      0.47       2.28      (3.22)         (0.07)
                                                                --------   --------   --------     ----------
  Total income (loss) from investment operations                    0.39       2.23      (3.27)         (0.07)
                                                                --------   --------   --------     ----------
Net asset value, end of period                                  $   9.20   $   8.81   $   6.58     $     9.85
                                                                ========   ========   ========     ==========
Total return                                                        4.43%     33.89%    (33.20)%        (0.71)%(1)
Net assets, end of period (000's)                               $ 30,324   $ 53,998   $ 45,533     $   38,319
Ratio of total expenses to average net assets                       1.40%      1.50%      1.50%          1.48%(2)
Ratio of net investment loss to average net assets                 (0.60)%    (0.70)%    (0.65)%        (0.06)%(2)
Portfolio turnover rate                                           505.97%    168.93%    245.27%          6.09%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004 THE PORTFOLIO WAS KNOWN AS ING ALGER GROWTH PORTFOLIO.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                       CLASS S                                      CLASS ADV
                                  --------------------------------------------  -----------------------------------------------
                                                                 PERIOD FROM                                      PERIOD FROM
                                                                 MAY 1, 2002                                      MAY 1, 2002
                                   YEAR ENDED DECEMBER 31,      (COMMENCEMENT     YEAR ENDED DECEMBER 31,        (COMMENCEMENT
ING AMERICAN CENTURY              -------------------------   OF OPERATIONS) TO  ---------------------------   OF OPERATIONS) TO
SMALL MID CAP VALUE PORTFOLIO      2005    2004       2003    DECEMBER 31, 2002   2005    2004        2003     DECEMBER 31, 2002
-----------------------------       ------ --------   --------  -----------------  ------ ---------   --------   -----------------
Net asset value, beginning
  of period                              $  10.76   $   8.15      $   10.00             $   10.71   $   8.13       $   10.00
                                         --------   --------      ---------             ---------   --------       ---------
INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income (loss)               0.00*      0.02           0.00*                (0.02)      0.01            0.00*
  Net realized and change in
    unrealized gain (loss) on
    investments, foreign
    currency and forward
    foreign currency exchange
    contracts                                2.28       2.87          (1.85)                 2.26       2.84           (1.86)
                                         --------   --------      ---------             ---------   --------       ---------
  Total income (loss) from
    investment operations                    2.28       2.89          (1.85)                 2.24       2.85           (1.86)
                                         --------   --------      ---------             ---------   --------       ---------
LESS DISTRIBUTIONS:
  Net investment income                     (0.00)+    (0.01)         (0.00)+                  --      (0.00)!         (0.01)
  Net realized gain on sale of
    investments                             (0.82)     (0.27)            --                 (0.82)     (0.27)             --
                                         --------   --------      ---------             ---------   --------       ---------
      Total distributions                   (0.82)     (0.28)         (0.00)                (0.82)     (0.27)          (0.01)
                                         --------   --------      ---------             ---------   --------       ---------
Net asset value, end of period           $  12.22   $  10.76      $    8.15             $   12.13   $  10.71       $    8.13
                                         ========   ========      =========             =========   ========       =========
Total return                                21.34%     35.49%        (18.48)%(1)            21.03%     35.08%         (18.62)%(1)
Net assets, end of period (000's)        $ 37,816   $ 12,363      $   6,324             $   5,266   $  2,843       $     815
Ratio of net expenses to average
  net assets                                 1.55%      1.57%          1.65%(2)              1.80%      1.82%           1.90%(2)
Ratio of net investment income
  (loss) to average net assets               0.09%      0.23%         (0.14)%                0.00%#     0.00%+          0.06%(2)
Portfolio turnover rate                    106.84%    136.81%         70.04%(1)            106.84%    136.81%          70.04%(1)
Ratio of gross expenses prior to
  expense reimbursements                       --       1.65%            --                    --       1.90%             --
Ratio of net investment income
  to average net assets prior to
  expense reimbursements                       --       0.15%            --                    --      (0.08)%            --


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).
       #  ROUNDS TO LESS THAN 0.01%.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                       CLASS S                                      CLASS ADV
                                  --------------------------------------------  -----------------------------------------------
                                                                  PERIOD FROM                                     PERIOD FROM
                                                                  MAY 1, 2002                                     MAY 1, 2002
                                   YEAR ENDED DECEMBER 31,       (COMMENCEMENT    YEAR ENDED DECEMBER 31,        (COMMENCEMENT
ING BARON SMALL                   -------------------------   OF OPERATIONS) TO  ---------------------------   OF OPERATIONS) TO
CAP GROWTH PORTFOLIO               2005    2004       2003    DECEMBER 31, 2002   2005    2004        2003     DECEMBER 31, 2002
--------------------------        ------ --------   --------  -----------------  ------ ---------   --------   -----------------
Net asset value, beginning
  of period                              $   11.69  $   8.76      $   10.00             $   11.64   $   8.74       $   10.00
                                         ---------  --------      ---------             ---------   --------       ---------
INCOME FROM INVESTMENT
OPERATIONS:
  Net investment loss                        (0.09)    (0.07)         (0.06)                (0.09)     (0.12)          (0.02)
  Net realized and change in
    unrealized gain (loss) on
    investments, foreign
    currency and forward
    foreign currency exchange
    contracts                                 3.36      3.00          (1.18)                 3.30       3.02           (1.24)
                                         ---------  --------      ---------             ---------   --------       ---------
  Total income (loss) from
    investment operations                     3.27      2.93          (1.24)                 3.21       2.90           (1.26)
                                         ---------  --------      ---------             ---------   --------       ---------
Net asset value, end of period           $   14.96  $  11.69      $    8.76             $   14.85   $  11.64       $    8.74
                                         =========  ========      =========             =========   ========       =========
Total return                                 27.97%    33.45%        (12.40)%(1)            27.85%     33.18%         (12.60)%(1)
Net assets, end of period (000's)        $ 114,112  $ 44,200      $   7,793             $  17,106   $  3,950       $   2,131
Ratio of net expenses to average
  net assets                                  1.45%     1.46%          1.50%(2)              1.70%      1.71%           1.75%(2)
Ratio of net investment loss to
  average net assets                         (0.96)%   (1.15)%        (1.23)%(2)            (1.22)%    (1.42)%         (1.56)%(2)
Portfolio turnover rate                      19.19%    18.55%         12.42%(1)             19.19%     18.55%          12.42%(1)
Ratio of gross expenses prior to
  expense reimbursements                        --      1.50%            --                    --       1.75%             --
Ratio of net investment income
  to average net assets prior to
  expense reimbursements                        --     (1.19)%           --                    --      (1.46)%            --


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                CLASS S
                                                       -------------------------------------------------------------
                                                                                                    PERIOD FROM
                                                                                                  DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,              (COMMENCEMENT
ING DAVIS VENTURE                                      ---------------------------------------   OF OPERATIONS) TO
VALUE PORTFOLIO                                          2005     2004    2003(3)(4)    2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  ----------  --------   -------------------
Net asset value, beginning of period                            $  16.59  $    11.97  $  16.01     $    15.86
                                                                --------  ----------  --------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.00*      (0.02)     0.21           0.01
  Net realized and change in unrealized gain (loss)
   on investments, foreign currency and forward
   foreign currency exchange contracts                              1.40        4.86     (4.15)          0.14
                                                                --------  ----------  --------     ----------
  Total income (loss) from investment operations                    1.40        4.84     (3.94)          0.15
                                                                --------  ----------  --------     ----------
LESS DISTRIBUTIONS:
  Net investment income                                               --       (0.22)    (0.01)            --
  Net realized gain on sale of investments                            --          --     (0.09)            --
                                                                --------  ----------  --------     ----------
    Total distributions                                               --       (0.22)    (0.10)            --
                                                                --------  ----------  --------     ----------
Net asset value, end of period                                  $  17.99  $    16.59  $  11.97     $    16.01
                                                                ========  ==========  ========     ==========
Total return                                                        8.44%      40.68%   (24.62)%         0.95%(1)
Net assets, end of period (000's)                               $ 56,159  $   56,159  $ 34,833     $   40,370
Ratio of total expenses to average net assets                       1.35%       1.35%     1.35%          1.35%(2)
Ratio of net investment income (loss) to average
  net assets                                                        0.02%      (0.17)%    1.48%          0.87%(2)
Portfolio turnover rate                                            32.87%     105.09%   114.27%          3.84%(1)



     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
       *  ROUNDS TO LESS THAN $0.01.



                                                                                CLASS ADV
                                                       -------------------------------------------------------------
                                                                                                    PERIOD FROM
                                                                                                  DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,              (COMMENCEMENT
ING DAVIS VENTURE                                      ---------------------------------------   OF OPERATIONS) TO
VALUE PORTFOLIO                                          2005     2004      2003(3)     2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  ----------  --------   -------------------
Net asset value, beginning of period                            $  16.47  $    11.94  $  16.01     $   15.86
                                                                --------  ----------  --------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.02)      (0.07)     0.06           0.00*
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      1.37        4.85     (4.03)          0.15
                                                                --------  ----------  --------     ---------
  Total income (loss) from investment operations                    1.35        4.78     (3.97)          0.15
                                                                --------  ----------  --------     ---------
LESS DISTRIBUTIONS:
  Net investment income                                               --       (0.25)    (0.01)            --
  Net realized gain on sale of investments                            --          --     (0.09)            --
                                                                --------  ----------  --------     ---------
    Total distributions                                               --       (0.25)    (0.10)            --
                                                                --------  ----------  --------     ---------
Net asset value, end of period                                  $  17.82  $    16.47  $  11.94     $    16.01
                                                                ========  ==========  ========     ==========
Total return                                                        8.20%      40.31%   (24.79)%         0.95%(1)
Net assets, end of period (000's)                               $ 10,195  $    3,299  $    535     $       10
Ratio of total expenses to average net assets                       1.60%       1.60%     1.60%          1.60%(2)
Ratio of net investment income (loss) to average
net assets                                                         (0.18)%     (0.51)%     1.79%         0.50%(2)
Portfolio turnover rate                                            32.87%     105.09%   114.27%          3.84%(1)



     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
       *  ROUNDS TO LESS THAN $0.01.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                              CLASS S
                                                       ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                               DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,            (COMMENCEMENT
                                                       -------------------------------------   OF OPERATIONS) TO
ING FUNDAMENTAL RESEARCH PORTFOLIO(3)                    2005     2004      2003      2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  --------  --------   -----------------
Net asset value, beginning of period                            $   7.96  $   6.29  $   8.16       $     8.23
                                                                --------  --------  --------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.08      0.06      0.05             0.00*
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      0.71      1.66     (1.92)           (0.07)
                                                                --------  --------  --------       ----------
  Total income (loss) from investment operations                    0.79      1.72     (1.87)           (0.07)
                                                                --------  --------  --------       ----------
LESS DISTRIBUTIONS:
  Net investment income                                            (0.05)    (0.05)    (0.00)+             --
  Net realized gain on sale of investments                            --        --     (0.00)+             --
                                                                --------  --------  --------       ----------
    Total distributions                                            (0.05)    (0.05)    (0.00)              --
                                                                --------  --------  --------       ----------
Net asset value, end of period                                  $   8.70  $   7.96  $   6.29       $     8.16
                                                                ========  ========  ========       ==========
Total return                                                        9.95%    27.38%   (22.89)%          (0.85)%(1)
Net assets, end of period (000's)                               $ 39,657  $ 37,612  $ 32,443       $   43,927
Ratio of total expenses to average net assets                       1.05%     1.05%     1.05%            1.05%(2)
Ratio of net investment income to average net assets                0.93%     0.74%     0.57%            0.44%(2)
Portfolio turnover rate                                            91.09%    34.75%    59.73%            0.00%(1)#


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO JANUARY 23, 2004, THE PORTFOLIO WAS KNOWN AS ING DSI ENHANCED INDEX PORTFOLIO. FROM JANUARY 23, 2004 TO APRIL 29, 2005, THE PORTFOLIO WAS KNOWN AS ING AELTUS ENHANCED INDEX PORTFOLIO.
       +  ROUNDS TO LESS THAN $(0.01).
       #  ROUNDS TO LESS THAN 0.01%.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                              CLASS ADV
                                                       ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                               DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,            (COMMENCEMENT
                                                       -------------------------------------   OF OPERATIONS) TO
ING FUNDAMENTAL RESEARCH PORTFOLIO(3)                    2005     2004      2003      2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  --------  --------   -----------------
Net asset value, beginning of period                            $   7.90  $   6.28  $   8.16       $     8.23
                                                                --------  --------  --------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.05      0.05      0.00*            0.00*
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      0.71      1.64     (1.88)           (0.07)
                                                                --------  --------  --------       ----------
  Total income (loss) from investment operations                    0.76      1.69     (1.88)           (0.07)
                                                                --------  --------  --------       ----------
LESS DISTRIBUTIONS:
  Net investment income                                            (0.03)    (0.07)    (0.00)+             --
  Net realized gain on sale of investments                            --        --     (0.00)+             --
                                                                --------  --------  --------       ----------
    Total distributions                                            (0.03)    (0.07)    (0.00)              --
                                                                --------  --------  --------       ----------
Net asset value, end of period                                  $   8.63  $   7.90  $   6.28       $     8.16
                                                                ========  ========  ========       ==========
Total return                                                        9.73%    26.99%   (23.03)%          (0.85)%(1)
Net assets, end of period (000's)                               $  3,625  $  4,669  $  1,036       $       10
Ratio of total expenses to average net assets                       1.30%     1.30%     1.30%            1.30%(2)
Ratio of net investment income to average net assets                0.61%     0.50%     0.53%            0.17%(2)
Portfolio turnover rate                                            91.09%    34.75%    59.73%            0.00%(1)#


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO JANUARY 23, 2004, THE PORTFOLIO WAS KNOWN AS ING DSI ENHANCED INDEX PORTFOLIO. FROM JANUARY 23, 2004 TO APRIL 29, 2005, THE PORTFOLIO WAS KNOWN AS ING AELTUS ENHANCED INDEX PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).
       #  ROUNDS TO LESS THAN 0.01%.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                               CLASS S
                                                       ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                               DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,            (COMMENCEMENT
ING GOLDMAN SACHS(R)                                   -------------------------------------   OF OPERATIONS) TO
CAPITAL GROWTH PORTFOLIO                                 2005     2004      2003      2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  --------  --------   -----------------
Net asset value, beginning of period                            $  10.36  $   8.38  $  11.15       $    11.24
                                                                --------  --------  --------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.02      0.01     (0.01)            0.00*
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      0.88      1.97     (2.76)           (0.09)
                                                                --------  --------  --------       ----------
  Total income (loss) from investment operations                    0.90      1.98     (2.77)           (0.09)
                                                                --------  --------  --------       ----------
LESS DISTRIBUTIONS:
  Net investment income                                            (0.00)+      --     (0.00)+             --
                                                                --------  --------  --------       ----------
    Total distributions                                            (0.00)       --     (0.00)              --
                                                                --------  --------  --------       ----------
Net asset value, end of period                                  $  11.26  $  10.36  $   8.38       $    11.15
                                                                ========  ========  ========       ==========
Total return                                                        8.74%    23.63%   (24.84)%          (0.80)%(1)
Net assets, end of period (000's)                               $ 87,353  $ 90,005  $ 78,023       $  103,118
Ratio of total expenses to average net assets                       1.30%     1.30%     1.30%            1.30%(2)
Ratio of net investment income (loss) to average
net assets                                                          0.28%     0.06%    (0.08)%           0.07%(2)
Portfolio turnover rate                                            46.00%    22.77%    31.98%            1.11%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).


                                                                              CLASS ADV
                                                       ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                               DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,            (COMMENCEMENT
ING GOLDMAN SACHS(R)                                   -------------------------------------   OF OPERATIONS) TO
CAPITAL GROWTH PORTFOLIO                                 2005     2004      2003      2002     DECEMBER 31, 2001
-----------------------------------------------------  -------- --------  --------  --------   -----------------
Net asset value, beginning of period                            $  10.36  $   8.41  $  11.15       $    11.24
                                                                --------  --------  --------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                               0.01     (0.02)    (0.00)+          (0.00)+
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                      0.87      1.97     (2.74)           (0.09)
                                                                --------  --------  --------       ----------
  Total income (loss) from investment operations                    0.88      1.95     (2.74)           (0.09)
                                                                --------  --------  --------       ----------
LESS DISTRIBUTIONS:
  Net investment income                                               --        --     (0.00)+             --
                                                                --------  --------  --------       ----------
    Total distributions                                               --        --     (0.00)              --
                                                                --------  --------  --------       ----------
Net asset value, end of period                                  $  11.24  $  10.36  $   8.41       $    11.15
                                                                ========  ========  ========       ==========
Total return                                                        8.49%    23.19%   (24.56)%          (0.80)%(1)
Net assets, end of period (000's)                               $  6,117  $  5,299  $  4,124       $       10
Ratio of total expenses to average net assets                       1.55%     1.55%     1.55%            1.55%(2)
Ratio of net investment income (loss) to average
net assets                                                          0.06%    (0.19)%   (0.09)%          (0.03)%(2)
Portfolio turnover rate                                            46.00%    22.77%    31.98%            1.11%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                            CLASS S                               CLASS ADV
                                               ------------------------------------  --------------------------------------
                                                                     PERIOD FROM                             PERIOD FROM
                                                  YEAR ENDED         MAY 1, 2003        YEAR ENDED           MAY 1, 2003
                                                 DECEMBER 31,       (COMMENCEMENT      DECEMBER 31,         (COMMENCEMENT
ING GOLDMAN SACHS(R)                           -----------------  OF OPERATIONS) TO  ----------------     OF OPERATIONS) TO
STRUCTURED EQUITY PORTFOLIO                     2005     2004     DECEMBER 31, 2003   2005     2004       DECEMBER 31, 2003
---------------------------                    ------  ---------  -----------------  ------  --------     -----------------
Net asset value, beginning of period                   $   12.44     $   10.00               $  12.42         $   10.00
                                                       ---------     ---------               --------         ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.11          0.04                   0.08              0.02
  Net realized and change in unrealized gain
   on investments, foreign currency and
   forward foreign currency exchange
   contracts                                                1.43          2.40                   1.43              2.40
                                                       ---------     ---------               --------         ---------
  Total income from investment operations                   1.54          2.44                   1.51              2.42
                                                       ---------     ---------               --------         ---------
LESS DISTRIBUTIONS:
  Net investment income                                    (0.04)           --                  (0.06)               --
  Net realized gain on sale of investments                 (0.56)           --                  (0.56)               --
                                                       ---------     ---------               --------         ---------
    Total distributions                                    (0.60)           --                  (0.62)               --
                                                       ---------     ---------               --------         ---------
Net asset value, end of period                         $   13.38     $   12.44               $  13.31         $   12.42
                                                       =========     =========               ========         =========
Total return                                               13.00%        24.40%(1)              12.76%            24.20%(1)
Net assets, end of period (000's)                      $ 113,003     $  96,497               $    108         $       1
Ratio of total expenses to average net assets               1.15%         1.15%(2)               1.40%             1.40%(2)
Ratio of net investment income to average
net assets                                                  0.91%         0.53%(2)               1.14%             0.27%(2)
Portfolio turnover rate                                   120.49%        66.39%(1)             120.49%            66.39%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                               CLASS S
                                                       ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                DECEMBER 10, 2001
                                                              YEAR ENDED DECEMBER 31,            (COMMENCEMENT
ING JPMORGAN                                           -------------------------------------    OF OPERATIONS) TO
INTERNATIONAL PORTFOLIO                                  2005     2004       2003    2002(3)    DECEMBER 31, 2001
-----------------------------------------------------  -------- ---------  --------  --------   -----------------
Net asset value, beginning of period                            $   10.44  $   8.15  $  10.04      $     10.18
                                                                ---------  --------  --------      -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.11     (0.05)     0.02            (0.00)+
  Net realized and change in unrealized gain (loss) on
   investments, foreign currency and forward foreign
   currency exchange contracts                                       1.81      2.43     (1.86)           (0.14)
                                                                ---------  --------  --------      -----------
  Total income (loss) from investment operations                     1.92      2.38     (1.84)           (0.14)
                                                                ---------  --------  --------      -----------
LESS DISTRIBUTIONS:
  Net investment income                                             (0.12)    (0.09)    (0.05)              --
                                                                ---------  --------  --------      -----------
    Total distributions                                             (0.12)    (0.09)    (0.05)              --
                                                                ---------  --------  --------      -----------
Net asset value, end of period                                  $   12.24  $  10.44  $   8.15      $     10.04
                                                                =========  ========  ========      ===========
Total return                                                        18.65%    29.38%   (18.29)%          (1.38)%(1)
Net assets, end of period (000's)                               $ 201,653  $  8,034  $     18      $        10
Ratio of total expenses to average net assets                       1.25%      1.25%     1.25%            1.25%(2)
Ratio of net investment income (loss) to average
net assets                                                           0.85%    (0.21)%    0.24%           (0.34)%(2)
Portfolio turnover rate                                             12.38%    23.06%   173.74%           96.70%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                        CLASS ADV
                                                          ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                         YEAR ENDED DECEMBER 31,                 (COMMENCEMENT
ING JPMORGAN                                              -------------------------------------------------    OF OPERATIONS) TO
INTERNATIONAL PORTFOLIO                                      2005         2004         2003        2002(3)     DECEMBER 31, 2001
-----------------------                                   ----------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $    10.40   $     8.13   $    10.03       $    10.18
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                              0.08         0.05        (0.04)           (0.00)+
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              1.81         2.30        (1.81)           (0.15)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            1.89         2.35        (1.85)           (0.15)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.11)       (0.08)       (0.05)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.11)       (0.08)       (0.05)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    12.18   $    10.40   $     8.13       $    10.03
                                                                       ==========   ==========   ==========       ==========
Total return                                                                18.34%       28.98%      (18.48)%          (1.47)%(1)
Net assets, end of period
(000's)                                                                $    2,224   $    1,184   $      485       $       10
Ratio of total expenses to
average net assets                                                           1.50%        1.50%        1.50%            1.50%(2)
Ratio of net investment income (loss) to average net
  assets                                                                     0.85%        0.86%       (0.45)%          (0.67)%(2)
Portfolio turnover rate                                                     12.38%       23.06%      173.74%           96.70%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
      +   ROUNDS TO LESS THAN $(0.01).


                                                                                  CLASS S
                                                          ------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                  MAY 1, 2002
                                                                YEAR ENDED DECEMBER 31,          (COMMENCEMENT
ING JPMORGAN                                              ---------------------------------    OF OPERATIONS) TO
MID CAP VALUE PORTFOLIO                                     2005         2004        2003      DECEMBER 31, 2002
-----------------------                                   ---------    --------    --------    -----------------
Net asset value, beginning of period                                   $  11.89    $   9.23        $  10.00
                                                                       --------    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.02        0.04            0.02
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                            2.42        2.73           (0.77)
                                                                       --------    --------        --------
   Total income (loss) from investment operations                          2.44        2.77           (0.75)
                                                                       --------    --------        --------
LESS DISTRIBUTIONS:
   Net investment income                                                  (0.02)      (0.03)          (0.02)
   Net realized gain on sale of investments                               (0.42)      (0.08)             --
                                                                       --------    --------        --------
   Total distributions                                                    (0.44)      (0.11)          (0.02)
                                                                       --------    --------        --------
Net asset value, end of period                                         $  13.89    $  11.89        $   9.23
                                                                       ========    ========        ========
Total return                                                              20.59%      30.05%          (7.53)%(1)
Net assets, end of period (000's)                                      $ 64,420    $ 16,372        $  6,027
Ratio of total expenses to average net assets                              1.35%       1.35%           1.35%(2)
Ratio of net investment income to average net assets                       0.26%       0.61%           0.35%(2)
Portfolio turnover rate                                                   44.80%      44.14%          30.55%(1)

                                                                               CLASS ADV
                                                          -------------------------------------------------
                                                                                             PERIOD FROM
                                                                                             MAY 1, 2002
                                                              YEAR ENDED DECEMBER 31,       (COMMENCEMENT
ING JPMORGAN                                              -----------------------------   OF OPERATIONS) TO
MID CAP VALUE PORTFOLIO                                     2005     2004        2003     DECEMBER 31, 2002
-----------------------                                   -------  --------    --------   -----------------
Net asset value, beginning of period                               $  11.86    $   9.22        $  10.00
                                                                   --------    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              (0.00)+      0.03            0.01
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                        2.40        2.70           (0.77)
                                                                   --------    --------        --------
   Total income (loss) from investment operations                      2.40        2.73           (0.76)
                                                                   --------    --------        --------
LESS DISTRIBUTIONS:
   Net investment income                                                 --       (0.01)          (0.02)
   Net realized gain on sale of investments                           (0.42)      (0.08)             --
                                                                   --------    --------        --------
   Total distributions                                                (0.42)      (0.09)          (0.02)
                                                                   --------    --------        --------
Net asset value, end of period                                     $  13.84    $  11.86        $   9.22
                                                                   ========    ========        ========
Total return                                                          20.31%      29.68%          (7.64)%(1)
Net assets, end of period (000's)                                  $  4,980    $  1,354        $    331
Ratio of total expenses to average net assets                          1.60%       1.60%           1.60%(2)
Ratio of net investment income to average net assets                  (0.02)%      0.36%           0.26%(2)
Portfolio turnover rate                                               44.80%      44.14%          30.55%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
      +   ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                          CLASS S
                                                          ---------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                (COMMENCEMENT
ING MFS CAPITAL                                           -------------------------------------------------   OF OPERATIONS) TO
OPPORTUNITIES PORTFOLIO                                      2005         2004        2003(3)      2002(3)    DECEMBER 31, 2001
-----------------------                                   ----------   ----------   ----------   ----------   -----------------
Net asset value, beginning of period                                   $    24.09   $    18.89   $    27.11       $    27.21
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                              0.16         0.05         0.02            (0.00)+
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              2.87         5.19        (8.24)           (0.10)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            3.03         5.24        (8.22)           (0.10)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.08)       (0.04)          --               --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.08)       (0.04)          --               --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    27.04   $    24.09   $    18.89       $    27.11
                                                                       ==========   ==========   ==========       ==========
Total return                                                                12.63%       27.74%      (30.35)%          (0.37)%(1)
Net assets, end of period (000's)                                      $      445   $      391   $       80       $       10
Ratio of total expenses to average net assets                                1.15%        1.15%        1.15%            1.15%(2)
Ratio of net investment income (loss) to average
 net assets                                                                  0.62%        0.21%        0.08%           (0.03)%(2)
Portfolio turnover rate                                                     74.19%       64.97%      151.07%          105.61%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
      +   ROUNDS TO LESS THAN $(0.01).


                                                                                        CLASS ADV
                                                          ---------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                (COMMENCEMENT
ING MFS CAPITAL                                           -------------------------------------------------   OF OPERATIONS) TO
OPPORTUNITIES PORTFOLIO                                      2005         2004        2003(3)      2002(3)    DECEMBER 31, 2001
-----------------------                                   ----------   ----------   ----------   ----------   -----------------
Net asset value, beginning of period                                   $    23.98   $    18.84   $    27.11       $    27.21
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                       0.03        (0.01)       (0.01)           (0.01)
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              2.92         5.17        (8.26)           (0.09)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            2.95         5.16        (8.27)           (0.10)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.07)       (0.02)          --               --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.07)       (0.02)          --               --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    26.86   $    23.98   $    18.84       $    27.11
                                                                       ==========   ==========   ==========       ==========
Total return                                                                12.36%       27.39%      (30.51)%          (0.37)%(1)
Net assets, end of period (000's)                                      $      267   $      159   $       54       $       10
Ratio of total expenses to
average net assets                                                           1.40%        1.40%        1.40%            1.40%(2)
Ratio of net investment income (loss) to average
 net assets                                                                  0.27%       (0.04)%      (0.06)%          (0.33)%(2)
Portfolio turnover rate                                                     74.19%       64.97%      151.07%          105.61%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                        CLASS S
                                                          ---------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                (COMMENCEMENT
ING OPCAP BALANCED                                        -------------------------------------------------   OF OPERATIONS) TO
VALUE PORTFOLIO                                              2005         2004         2003         2002      DECEMBER 31, 2001
-----------------------                                   ----------   ----------   ----------   ----------   -----------------
Net asset value, beginning of period                                   $    12.29   $     9.64   $    12.40       $    12.55
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                     0.04         0.11         0.23             0.00*
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              1.22         2.79        (2.86)           (0.15)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            1.26         2.90        (2.63)           (0.15)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.12)       (0.25)       (0.01)              --
   Net realized gain on sale of investments                                    --           --        (0.12)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.12)       (0.25)       (0.13)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    13.43   $    12.29   $     9.64       $    12.40
                                                                       ==========   ==========   ==========       ==========
Total return                                                                10.32%       30.32%      (21.23)%          (1.20)%(1)
Net assets, end of period (000's)                                      $  160,159   $  140,554   $  102,619       $  143,306
Ratio of total expenses to
average net assets                                                           1.25%        1.25%        1.25%            1.27%(2)
Ratio of net investment income to average net assets                         0.35%        1.00%        1.85%            0.52%(2)
Portfolio turnover rate                                                    110.18%      124.56%      133.43%            7.53%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
       *  ROUNDS TO LESS THAN $0.01.


                                                                                        CLASS ADV
                                                          ---------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                (COMMENCEMENT
ING OPCAP BALANCED                                        -------------------------------------------------   OF OPERATIONS) TO
VALUE PORTFOLIO                                              2005         2004         2003         2002      DECEMBER 31, 2001
-----------------------                                   ----------   ----------   ----------   ----------   -----------------
Net asset value, beginning of period                                   $    12.21   $     9.61   $    12.40       $    12.55
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                     0.04         0.09         0.05             0.00*
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              1.17         2.77        (2.71)           (0.15)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            1.21         2.86        (2.66)           (0.15)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.10)       (0.26)       (0.01)              --
   Net realized gain on sale of investments                                    --           --        (0.12)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.10)       (0.26)       (0.13)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    13.32   $    12.21   $     9.61       $    12.40
                                                                       ==========   ==========   ==========       ==========
Total return                                                                10.00%       30.08%      (21.46)%          (1.20)%(1)
Net assets, end of period (000's)                                      $    3,767   $    2,665   $    1,756       $       10
Ratio of total expenses to average net assets                                1.50%        1.50%        1.50%            1.50%(2)
Ratio of net investment income to average net assets                         0.10%        0.74%        1.40%            0.21%(2)
Portfolio turnover rate                                                    110.18%      124.56%      133.43%            7.53%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
       *  ROUNDS TO LESS THAN $0.01.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                  CLASS S
                                                          ------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                  MAY 1, 2002
                                                                YEAR ENDED DECEMBER 31,          (COMMENCEMENT
                                                          ---------------------------------    OF OPERATIONS) TO
ING OPPENHEIMER GLOBAL PORTFOLIO(3)                         2005         2004        2003      DECEMBER 31, 2002
-----------------------------------                       ---------    --------    --------    -----------------
Net asset value, beginning of period                                   $  11.06    $   8.39        $  10.00
                                                                       --------    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.02        0.02            0.00*
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward
    foreign currency exchange contracts                                    1.62        2.65           (1.61)
                                                                       --------    --------        --------
   Total income (loss) from investment operations                          1.64        2.67           (1.61)
                                                                       --------    --------        --------
LESS DISTRIBUTIONS:
   Net investment income                                                  (0.00)+        --              --
   Net realized gain on sale of investments                               (0.12)         --              --
                                                                       --------    --------        --------
       Total distributions                                                (0.12)         --              --
                                                                       --------    --------        --------
Net asset value, end of period                                         $  12.58    $  11.06        $   8.39
                                                                       ========    ========        ========
Total return                                                              15.01%      31.82%         (16.10)%(1)
Net assets, end of period (000's)                                      $ 19,143    $ 14,291        $  8,516
Ratio of total expenses to average net assets                              1.02%       1.45%           1.45%(2)
Ratio of net investment income to average net assets                       0.19%       0.19%           0.07%(2)
Portfolio turnover rate                                                  389.97%     157.47%          87.08%(1)
Ratio of gross expenses to average net assets prior to
 expense reimbursements                                                      --          --              --
Ratio of net investment income to average net assets
 prior to expense reimbursements                                             --          --              --

                                                                                 CLASS ADV
                                                          ------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                  MAY 1, 2002
                                                                YEAR ENDED DECEMBER 31,          (COMMENCEMENT
                                                          ---------------------------------    OF OPERATIONS) TO
ING OPPENHEIMER GLOBAL PORTFOLIO(3)                         2005         2004        2003      DECEMBER 31, 2002
-----------------------------------                       ---------    --------    --------    -----------------
Net asset value, beginning of period                                   $  11.02    $   8.38        $  10.00
                                                                       --------    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.03        0.00*          (0.01)
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward
    foreign currency exchange contracts                                    1.57        2.64           (1.61)
                                                                       --------    --------        --------
   Total income (loss) from investment operations                          1.60        2.64           (1.62)
                                                                       --------    --------        --------
LESS DISTRIBUTIONS:
   Net investment income                                                  (0.00)+        --              --
   Net realized gain on sale of investments                               (0.12)         --              --
                                                                       --------    --------        --------
       Total distributions                                                (0.12)         --              --
                                                                       --------    --------        --------
Net asset value, end of period                                         $  12.50    $  11.02        $   8.38
                                                                       ========    ========        ========
Total return                                                              14.71%      31.50%         (16.20)%(1)
Net assets, end of period (000's)                                      $127,653    $    856        $    665
Ratio of total expenses to average net assets                              1.27%       1.70%           1.70%(2)
Ratio of net investment income to average net assets                       0.55%       0.01%          (0.43)%(2)
Portfolio turnover rate                                                  389.97%     157.47%          87.08%(1)
Ratio of gross expenses to average net assets prior to
 expense reimbursements                                                $   1.28    $     --        $     --
Ratio of net investment income to average net assets
 prior to expense reimbursements                                           0.54%         --              --


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING MFS GLOBAL GROWTH PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                CLASS S                                 CLASS ADV
                                                 -------------------------------------   --------------------------------------
                                                                        PERIOD FROM                             PERIOD FROM
                                                                      NOVEMBER 8, 2004                        NOVEMBER 8, 2004
                                                                       (COMMENCEMENT                           (COMMENCEMENT
ING OPPENHEIMER STRATEGIC                          YEAR ENDED OF       OPERATIONS) TO      YEAR ENDED OF       OPERATIONS) TO
INCOME PORTFOLIO                                 DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004
----------------                                 -----------------   -----------------   -----------------   -----------------
Net asset value, beginning of period                                    $    10.00                              $    10.00
                                                                        ----------                              ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                      0.02                                    0.02
   Net realized and change in unrealized gain
    (loss) on investments, foreign currency
    and forward foreign currency exchange
    contracts                                                                 0.11                                    0.11
                                                                        ----------                              ----------
   Total income (loss) from investment
    operations                                                                0.13                                    0.13
                                                                        ----------                              ----------
LESS DISTRIBUTIONS:
   Net investment income                                                     (0.02)                                  (0.02)
                                                                        ----------                              ----------
       Total distributions                                                   (0.02)                                  (0.02)
                                                                        ----------                              ----------
Net asset value, end of period                                          $    10.11                              $    10.11
                                                                        ==========                              ==========
Total return(1)                                                               1.27%                                   1.26%
Net assets, end of period (000's)                                       $   60,836                              $    3,655
Ratio of total expenses to average net
 assets(2)                                                                    0.77%                                   1.02%
Ratio of net investment income to average
 net assets(2)                                                                2.40%                                   2.15%
Portfolio turnover rate(1)                                                  145.26%                                 145.26%
Ratio of gross expenses to average net
 assets prior to expense reimbursements                                       0.81%(2)                                1.06%
Ratio of net investment income to average
 net assets prior to expense reimbursements                                   2.36%(2)                                2.11%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                                  CLASS S
                                                          ------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                  MAY 1, 2002
                                                                YEAR ENDED DECEMBER 31,          (COMMENCEMENT
ING PIMCO                                                 ---------------------------------    OF OPERATIONS) TO
TOTAL RETURN PORTFOLIO                                      2005         2004       2003(3)    DECEMBER 31, 2002
----------------------                                    ---------    --------    --------    -----------------
Net asset value, beginning of period                                   $  10.61    $  10.55         $  10.00
                                                                       --------    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.14        0.22             0.14
   Net realized and change in unrealized gain on
    investments, swap contracts, foreign currency and
    forward foreign currency exchange contracts                            0.32        0.21             0.67
                                                                       --------    --------         --------
   Total income from investment operations                                 0.46        0.43             0.81
                                                                       --------    --------         --------
LESS DISTRIBUTIONS:
   Net investment income                                                     --       (0.30)           (0.15)
   Net realized gain on sale of investments                               (0.11)      (0.07)           (0.11)
                                                                       --------    --------         --------
       Total distributions                                                (0.11)      (0.37)           (0.26)
                                                                       --------    --------         --------
Net asset value, end of period                                         $  10.96    $  10.61         $  10.55
                                                                       ========    ========         ========
Total return                                                               4.33%       4.06%            8.07%(1)
Net assets, end of period (000's)                                      $ 88,424    $ 50,174         $ 25,186
Ratio of total expenses to average net assets                              1.10%       1.10%            1.10%(2)
Ratio of net investment income to average net assets                       1.32%       2.07%            2.60%(2)
Portfolio turnover rate                                                  376.96%     471.09%          419.33%(1)

                                                                                CLASS ADV
                                                          ------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                  MAY 1, 2002
                                                                YEAR ENDED DECEMBER 31,          (COMMENCEMENT
ING PIMCO                                                 ---------------------------------    OF OPERATIONS) TO
TOTAL RETURN PORTFOLIO                                      2005         2004       2003(3)    DECEMBER 31, 2002
----------------------                                    ---------    --------    --------    -----------------
Net asset value, beginning of period                                   $  10.59    $  10.53         $  10.00
                                                                       --------    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.09        0.20             0.07
   Net realized and change in unrealized gain on
    investments, swap contracts, foreign currency and
    forward foreign currency exchange contracts                            0.34        0.20             0.72
                                                                       --------    --------         --------
   Total income from investment operations                                 0.43        0.40             0.79
                                                                       --------    --------         --------
LESS DISTRIBUTIONS:
   Net investment income                                                     --       (0.27)           (0.15)
   Net realized gain on sale of investments                               (0.11)      (0.07)           (0.11)
                                                                       --------    --------         --------
       Total distributions                                                (0.11)      (0.34)           (0.26)
                                                                       --------    --------         --------
Net asset value, end of period                                         $  10.91    $  10.59         $  10.53
                                                                       ========    ========         ========
Total return                                                               4.06%       3.86%            7.88%(1)
Net assets, end of period (000's)                                      $ 14,827    $ 10,388         $  4,880
Ratio of total expenses to average net assets                              1.35%       1.35%            1.35%(2)
Ratio of net investment income to average net assets                       0.81%       1.84%            2.40%(2)
Portfolio turnover rate                                                  376.96%     471.09%          419.33%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                         CLASS S
                                                          ---------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                 (COMMENCEMENT
ING SALOMON BROTHERS                                      -------------------------------------------------   OF OPERATIONS) TO
AGGRESSIVE GROWTH PORTFOLIO                                  2005         2004        2003(3)       2002      DECEMBER 31, 2001
---------------------------                               ----------   ----------   ----------   ----------   -----------------
Net asset value, beginning of period                                   $    36.23   $    26.28   $    40.72       $    41.09
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                      (0.01)       (0.28)       (0.18)           (0.01)
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              3.43        10.23       (14.26)           (0.36)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            3.42         9.95       (14.44)           (0.37)
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    39.65   $    36.23   $    26.28       $    40.72
                                                                       ==========   ==========   ==========       ==========
Total return                                                                 9.44%       37.86%      (35.46)%          (0.90)%(1)
Net assets, end of period (000's)                                      $  355,857   $   13,970   $        7       $       10
Ratio of total expenses to average net assets                                1.07%        1.12%        1.07%            1.04%(2)
Ratio of net investment loss to average net assets                          (0.04)%      (0.82)%      (0.57)%          (0.50)%(2)
Portfolio turnover rate                                                      3.10%        0.28%      174.11%          159.72%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.


                                                                                        CLASS ADV
                                                          ---------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                 (COMMENCEMENT
ING SALOMON BROTHERS                                      -------------------------------------------------   OF OPERATIONS) TO
AGGRESSIVE GROWTH PORTFOLIO                                  2005         2004        2003(3)       2002      DECEMBER 31, 2001
---------------------------                               ----------   ----------   ----------   ----------   -----------------
Net asset value, beginning of period                                   $    36.04   $    26.22   $    40.71       $    41.09
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                      (0.12)       (0.28)       (0.25)           (0.02)
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              3.43        10.10       (14.24)           (0.36)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            3.31         9.82       (14.49)           (0.38)
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    39.35   $    36.04   $    26.22       $    40.71
                                                                       ==========   ==========   ==========       ==========
Total return                                                                 9.18%       37.45%      (35.59)%          (0.92)%(1)
Net assets, end of period (000's)                                      $    3,196   $    1,014   $      489       $       10
Ratio of total expenses to average net assets                                1.32%        1.33%        1.32%            1.29%(2)
Ratio of net investment loss to average net assets                          (0.45)%      (0.88)%      (0.76)%          (0.66)%(2)
Portfolio turnover rate                                                      3.10%        0.28%      174.11%          159.72%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                       CLASS S                             CLASS ADV
                                                       -------------------------------------- -------------------------------------
                                                                               PERIOD FROM                          PERIOD FROM
                                                           YEAR ENDED          MAY 1, 2003        YEAR ENDED        MAY 1, 2003
                                                          DECEMBER 31,         (COMMENCEMENT     DECEMBER 31,      (COMMENCEMENT
ING SALOMON BROTHERS                                   -----------------    OF OPERATIONS) TO -----------------   OF OPERATIONS) TO
LARGE CAP GROWTH PORTFOLIO(3)                            2005     2004      DECEMBER 31, 2003   2005     2004     DECEMBER 31, 2003
-----------------------------                          -------  --------    ----------------- -------  --------   -----------------
Net asset value, beginning of period                            $  12.11        $  10.00               $  12.09      $   10.00
                                                                --------        --------               --------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                             (0.00)+         (0.04)                 (0.08)         (0.06)
   Net realized and change in unrealized gain on
    investments, foreign currency and forward foreign
    currency exchange contracts                                     0.67            2.15                   0.73           2.15
                                                                --------        --------               --------      ---------
   Total income from investment operations                          0.67            2.11                   0.65           2.09
                                                                --------        --------               --------      ---------
LESS DISTRIBUTIONS:
   Net realized gain on sale of investments                        (0.56)             --                  (0.56)            --
                                                                --------        --------               --------      ---------
       Total distributions                                         (0.56)             --                  (0.56)            --
                                                                --------        --------               --------      ---------
Net asset value, end of period                                  $  12.22        $  12.11               $  12.18      $   12.09
                                                                ========        ========               ========      =========
Total return                                                        6.45%          21.00%(1)               6.21%         20.90%(1)
Net assets, end of period (000's)                               $ 16,118        $      1               $ 33,408      $  42,935
Ratio of total expenses to average net assets                       1.14%           1.15%(2)               1.39%          1.40%(2)
Ratio of net investment loss to average net assets                 (0.21)%         (0.53)%(2)             (0.57)%        (0.78)%(2)
Portfolio turnover rate                                           291.39%         115.88%(1)             291.39%        115.88%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING ALGER CAPITAL APPRECIATION PORTFOLIO.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                         CLASS S
                                                           ---------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                           ------------------------------------------------    OF OPERATIONS) TO
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO(3)    2005         2004         2003         2002       DECEMBER 31, 2001
---------------------------------------------------------  ---------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $     7.36   $     5.09   $     7.29       $     7.23
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                      (0.07)       (0.04)       (0.02)           (0.00)+
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              0.70         2.31        (2.18)            0.06
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            0.63         2.27        (2.20)            0.06
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $     7.99   $     7.36   $     5.09       $     7.29
                                                                       ==========   ==========   ==========       ==========
Total return                                                                 8.56%       44.60%      (30.18)%           0.83%(1)
Net assets, end of period (000's)                                      $   29,155   $   30,354   $    1,110       $       10
Ratio of total expenses to average net assets                                1.21%        1.30%        1.30%            1.30%(2)
Ratio of net investment loss to average net assets                          (0.88)%      (1.00)%      (0.90)%          (0.99)%(2)
Portfolio turnover rate                                                    441.11%      187.33%      327.74%           58.25%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING ALGER AGGRESSIVE GROWTH PORTFOLIO.
       +  ROUNDS TO LESS THAN $(0.01).


                                                                                         CLASS ADV
                                                           ---------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                           ------------------------------------------------    OF OPERATIONS) TO
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO(3)    2005         2004         2003         2002       DECEMBER 31, 2001
---------------------------------------------------------  ---------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $     7.33   $     5.08   $     7.29       $     7.23
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                      (0.10)       (0.07)       (0.07)           (0.01)
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              0.71         2.32        (2.14)            0.07
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            0.61         2.25        (2.21)            0.06
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $     7.94   $     7.33   $     5.08       $     7.29
                                                                       ==========   ==========   ==========       ==========
Total return                                                                 8.32%       44.29%      (30.32)%           0.83%(1)
Net assets, end of period (000's)                                      $   80,813   $  107,353   $   71,775       $   80,999
Ratio of total expenses to average net assets                                1.46%        1.55%        1.55%            1.53%(2)
Ratio of net investment loss to average net assets                          (1.13)%      (1.24)%      (1.19)%          (1.28)%(2)
Portfolio turnover rate                                                    441.11%      187.33%      327.74%           58.25%(1)
Ratio of gross expenses to average net assets prior to
 expense reimbursements                                                $     1.47   $       --   $       --       $       --
Ratio of net investment loss to average net assets prior
 to expense reimbursements                                                  (1.14)%         --           --               --


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING ALGER AGGRESSIVE GROWTH PORTFOLIO.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                         CLASS S
                                                          ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
ING T. ROWE PRICE                                         -------------------------------------------------    OF OPERATIONS) TO
GROWTH EQUITY PORTFOLIO                                      2005         2004         2003        2002(3)     DECEMBER 31, 2001
-----------------------                                   ----------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $    45.12   $    34.59   $    45.31       $    45.44
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                     0.22         0.06         0.03             0.00*
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              4.16        10.52       (10.67)           (0.13)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            4.38        10.58       (10.64)           (0.13)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.02)       (0.05)       (0.08)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.02)       (0.05)       (0.08)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    49.48   $    45.12   $    34.59       $    45.31
                                                                       ==========   ==========   ==========       ==========
Total return                                                                 9.74%       30.58%      (23.50)%          (0.29)%(1)
Net assets, end of period (000's)                                      $   18,642   $    8,251   $    1,530       $       10
Ratio of total expenses to average net assets                                1.00%        1.00%        1.00%            1.00%(2)
Ratio of net investment income to average net assets                         0.62%        0.04%        0.09%            0.17%(2)
Portfolio turnover rate                                                     39.18%       34.01%       49.23%           64.81%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
     *    ROUNDS TO LESS THAN $0.01.


                                                                                         CLASS ADV
                                                          ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
ING T. ROWE PRICE                                         -------------------------------------------------    OF OPERATIONS) TO
GROWTH EQUITY PORTFOLIO                                      2005         2004         2003        2002(3)     DECEMBER 31, 2001
-----------------------                                   ----------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $    44.89   $    34.50   $    45.30       $    45.44
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                       0.11        (0.01)       (0.06)           (0.00)+
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              4.14        10.44       (10.66)           (0.14)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            4.25        10.43       (10.72)           (0.14)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                       --        (0.04)       (0.08)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                     --        (0.04)       (0.08)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    49.14   $    44.89   $    34.50       $    45.30
                                                                       ==========   ==========   ==========       ==========
Total return                                                                 9.47%       30.27%      (23.70)%          (0.31)%(1)
Net assets, end of period (000's)                                      $   78,870   $   60,182   $   13,601       $       10
Ratio of total expenses to average net assets                                1.25%        1.25%        1.25%            1.25%(2)
Ratio of net investment income (loss) to average
 net assets                                                                  0.19%       (0.24)%      (0.18)%          (0.00)%(2)#
Portfolio turnover rate                                                     39.18%       34.01%       49.23%           64.81%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
       +  ROUNDS TO LESS THAN $(0.01).
       #  ROUNDS TO LESS THAN (0.01)%.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                         CLASS S
                                                          ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                          -------------------------------------------------    OF OPERATIONS) TO
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO(3)                   2005         2004         2003         2002       DECEMBER 31, 2001
------------------------------------------                ----------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $     7.49   $     6.05   $     8.10       $     8.12
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                              0.09         0.01         0.01            (0.00)+
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              1.00         1.47        (2.05)           (0.02)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            1.09         1.48        (2.04)           (0.02)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.06)       (0.04)       (0.01)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.06)       (0.04)       (0.01)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $     8.52   $     7.49   $     6.05       $     8.10
                                                                       ==========   ==========   ==========       ==========
Total return                                                                14.59%       24.54%      (25.15)%          (0.25)%(1)
Net assets, end of period (000's)                                      $    2,356   $    1,352   $        8       $       10
Ratio of total expenses to average net assets                                1.10%        1.10%        1.09%            1.09%(2)
Ratio of net investment income (loss) to average
 net assets                                                                  1.06%        0.37%        0.26%           (0.17)%(2)
Portfolio turnover rate                                                    139.86%      125.91%      105.62%           91.72%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO MAY 1, 2004 THE PORTFOLIO WAS MANAGED BY MFS AND WAS KNOWN AS ING MFS RESEARCH EQUITY PORTFOLIO.
       +  ROUND TO LESS THAN $(0.01).


                                                                                        CLASS ADV
                                                          ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                          -------------------------------------------------    OF OPERATIONS) TO
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO(3)                   2005         2004         2003         2002       DECEMBER 31, 2001
------------------------------------------                ----------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $     7.49   $     6.04   $     8.10       $     8.12
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                              0.05         0.02         0.02            (0.00)+
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              1.01         1.45        (2.07)           (0.02)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            1.06         1.47        (2.05)           (0.02)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.03)       (0.02)       (0.01)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.03)       (0.02)       (0.01)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $     8.52   $     7.49   $     6.04       $     8.10
                                                                       ==========   ==========   ==========       ==========
Total return                                                                14.21%       24.42%      (25.29)%          (0.25)%(1)
Net assets, end of period (000's)                                      $       48   $       39   $       39       $       10
Ratio of total expenses to average net assets                                1.35%        1.35%        1.34%            1.34%(2)
Ratio of net investment income (loss) to average
 net assets                                                                  0.73%        0.33%        0.29%           (0.33)%(2)
Portfolio turnover rate                                                    139.86%      125.91%      105.62%           91.72%


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO MAY 1, 2004, THE PORTFOLIO WAS MANAGED BY MFS AND WAS KNOWN AS ING MFS RESEARCH EQUITY PORTFOLIO.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                  CLASS S
                                                          ------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                  MAY 1, 2002
                                                                YEAR ENDED DECEMBER 31,          (COMMENCEMENT
ING VAN KAMPEN                                            ---------------------------------    OF OPERATIONS) TO
COMSTOCK PORTFOLIO                                          2005         2004        2003      DECEMBER 31, 2002
------------------                                        ---------   ---------   ---------    -----------------
Net asset value, beginning of period                                  $   10.58   $   8.34         $  10.00
                                                                      ---------   --------         --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.09        0.05             0.05
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                            1.67        2.42            (1.67)
                                                                      ---------   --------         --------
   Total income (loss) from investment operations                          1.76        2.47            (1.62)
                                                                      ---------   --------         --------
LESS DISTRIBUTIONS:
   Net investment income                                                     --       (0.06)           (0.04)
   Net realized gain on sale of investments                               (0.05)      (0.17)              --
                                                                      ---------   --------         --------
       Total distributions                                                (0.05)      (0.23)           (0.04)
                                                                      ---------   --------         --------
Net asset value, end of period                                        $   12.29   $   10.58         $   8.34
                                                                      =========   =========         ========
Total return                                                              16.74%      29.67%          (16.22)%(1)
Net assets, end of period (000's)                                     $ 317,797   $ 139,236         $ 12,723
Ratio of total expenses to average net assets                              1.15%       1.20%            1.20%(2)
Ratio of net investment income to average net assets                       1.15%       1.06%            1.23%(2)
Portfolio turnover rate                                                   29.56%      31.53%           46.52%(1)

                                                                                 CLASS ADV
                                                          ------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                  MAY 1, 2002
                                                                YEAR ENDED DECEMBER 31,          (COMMENCEMENT
ING VAN KAMPEN                                            ---------------------------------    OF OPERATIONS) TO
COMSTOCK PORTFOLIO                                          2005         2004        2003      DECEMBER 31, 2002
------------------                                        ---------    --------    --------    -----------------
Net asset value, beginning of period                                   $  10.55    $   8.32         $  10.00
                                                                       --------    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.08        0.07             0.01
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                            1.64        2.37            (1.65)
                                                                       --------    --------         --------
   Total income (loss) from investment operations                          1.72        2.44            (1.64)
                                                                       --------    --------         --------
LESS DISTRIBUTIONS:
   Net investment income                                                     --       (0.04)           (0.04)
   Net realized gain on sale of investments                               (0.05)      (0.17)              --
                                                                       --------    --------         --------
       Total distributions                                                (0.05)      (0.21)           (0.04)
                                                                       --------    --------         --------
Net asset value, end of period                                         $  12.22    $  10.55         $   8.32
                                                                       ========    ========         ========
Total return                                                              16.41%      29.34%          (16.36)%(1)
Net assets, end of period (000's)                                      $ 12,569    $  8,556         $  3,699
Ratio of total expenses to average net assets                              1.40%       1.45%            1.45%(2)
Ratio of net investment income to average net assets                       0.86%       0.77%            1.75%(2)
Portfolio turnover rate                                                   29.56%      31.53%           46.52%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                                          CLASS S
                                                          ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                          -------------------------------------------------    OF OPERATIONS) TO
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO(3)                2005         2004         2003         2002       DECEMBER 31, 2001
---------------------------------------------             ----------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $    30.27   $    23.88   $    31.14       $    31.41
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                     0.17         0.12         0.07             0.00*
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              3.03         6.33        (7.28)           (0.27)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            3.20         6.45        (7.21)           (0.27)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.10)       (0.06)       (0.00)+             --
   Net realized gain on sale of investments                                    --           --        (0.05)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.10)       (0.06)       (0.05)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    33.37   $    30.27   $    23.88       $    31.14
                                                                       ==========   ==========   ==========       ==========
Total return                                                                10.62%       27.04%      (23.13)%          (0.86)%(1)
Net assets, end of period (000's)                                      $   34,477   $   17,744   $   13,685       $   13,660
Ratio of total expenses to average net assets                                0.99%        1.35%        1.35%            1.34%(2)
Ratio of net investment income to average net assets                         0.99%        0.46%        0.27%            0.04%(2)
Portfolio turnover rate                                                    797.37%       16.74%       14.92%            4.82%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO MAY 1, 2004, THE PORTFOLIO WAS KNOWN AS THE ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                        CLASS ADV
                                                          ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               DECEMBER 10, 2001
                                                                        YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                          -------------------------------------------------    OF OPERATIONS) TO
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO(3)                2005         2004         2003         2002       DECEMBER 31, 2001
---------------------------------------------             ----------   ----------   ----------   ----------    -----------------
Net asset value, beginning of period                                   $    30.07   $    23.81   $    31.13       $    31.41
                                                                       ----------   ----------   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                              0.15         0.06         0.02            (0.00)+
   Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                              2.96         6.30        (7.29)           (0.28)
                                                                       ----------   ----------   ----------       ----------
   Total income (loss) from investment operations                            3.11         6.36        (7.27)           (0.28)
                                                                       ----------   ----------   ----------       ----------
LESS DISTRIBUTIONS:
   Net investment income                                                    (0.07)       (0.10)          --               --
   Net realized gain on sale of investments                                    --           --        (0.05)              --
                                                                       ----------   ----------   ----------       ----------
       Total distributions                                                  (0.07)      T(0.10)       (0.05)              --
                                                                       ----------   ----------   ----------       ----------
Net asset value, end of period                                         $    33.11   $    30.07   $    23.81       $    31.13
                                                                       ==========   ==========   ==========       ==========
Total return                                                                10.32%       26.76%      (23.35)%          (0.89)%(1)
Net assets, end of period (000's)                                      $    8,611   $      123   $       22       $       10
Ratio of total expenses to average net assets                                1.24%        1.60%        1.60%            1.60%(2)
Ratio of net investment income (loss) to average net
 assets                                                                      1.29%        0.22%        0.09%           (0.17)%(2)
Portfolio turnover rate                                                    797.37%       16.74%       14.92%            4.82%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO MAY 1, 2004, THE PORTFOLIO WAS KNOWN AS THE ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO.
       +  ROUNDS TO LESS THAN $(0.01).

                               ING PARTNERS, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ. 85258

For investors who want more information about the Company, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 1, 2006, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.

- ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS: Additional information about the Company's investments is available in the Company's annual and semi-annual shareholder reports. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, or write to ING Partners, Inc., at the address listed above. To make shareholder inquiries please visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street, N.W., Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.


                                        Investment Company Act File No. 811-8319

MAY 1, 2006                              PROSPECTUS -- INITIAL CLASS ("I CLASS")


--------------------------------------------------------------------------------


  - ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO--Sub-Adviser: American Century Investment Management, Inc.


  - ING AMERICAN CENTURY SELECT PORTFOLIO--Sub-Adviser: American Century Investment Management, Inc.


  - ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO--Sub-Adviser: American Century Investment Management, Inc.

  -  ING BARON ASSET PORTFOLIO--Sub-Adviser: BAMCO, Inc.


  -  ING BARON SMALL CAP GROWTH PORTFOLIO--Sub-Adviser: BAMCO, Inc.


  - ING COLUMBIA SMALL CAP VALUE II PORTFOLIO--Sub-Adviser: Columbia Management Advisors, LLC

  -  ING DAVIS VENTURE VALUE PORTFOLIO--Sub-Adviser: Davis Selected Advisers,
     L.P.


  -  ING FUNDAMENTAL RESEARCH PORTFOLIO--Sub-Adviser: ING Investment Management
     Co.

  - ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO*--Sub-Adviser: Goldman Sachs Asset Management, L.P.


  - ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO*--Sub-Adviser: Goldman Sachs Asset Management, L.P.

  - ING JPMORGAN INTERNATIONAL PORTFOLIO--Sub-Adviser: J.P. Morgan Asset Management (London) Limited


  - ING JPMORGAN MID CAP VALUE PORTFOLIO--Sub-Adviser: J.P. Morgan Investment Management Inc.


  - ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO--Sub-Adviser: Lord, Abbett & Co. LLC


  - ING MFS CAPITAL OPPORTUNITIES PORTFOLIO--Sub-Adviser: Massachusetts Financial Services Company


  - ING NEUBERGER BERMAN PARTNERS PORTFOLIO--Sub-Adviser: Neuberger Berman Management Inc.

  - ING NEUBERGER BERMAN REGENCY PORTFOLIO--Sub-Adviser: Neuberger Berman Management Inc.


  -  ING OPCAP BALANCED VALUE PORTFOLIO--Sub-Adviser: OpCap Advisors LLC

  -  ING OPPENHEIMER GLOBAL PORTFOLIO--Sub-Adviser: OppenheimerFunds, Inc.

  - ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO--Sub-Adviser: OppenheimerFunds, Inc.

  - ING PIMCO TOTAL RETURN PORTFOLIO--Sub-Adviser: Pacific Investment Management Company LLC


  - ING PIONEER HIGH YIELD PORTFOLIO--Sub-Adviser: Pioneer Investment Management, Inc.


  - ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO--Sub-Adviser: Salomon Brothers Asset Management Inc


  - ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO--Sub-Adviser: Salomon Brothers Asset Management Inc


  - ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO--Sub-Adviser: T. Rowe Price Associates, Inc.

  - ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO--Sub-Adviser: T. Rowe Price Associates, Inc.


  - ING TEMPLETON FOREIGN EQUITY PORTFOLIO--Sub-Adviser: Templeton Investment Counsel, LLC


  - ING UBS U.S. LARGE CAP EQUITY PORTFOLIO--Sub-Adviser: UBS Global Asset Management (Americas) Inc.


  - ING UBS U.S. SMALL CAP GROWTH PORTFOLIO--Sub-Adviser: UBS Global Asset Management (Americas) Inc.


  -  ING VAN KAMPEN COMSTOCK PORTFOLIO--Sub-Adviser: Van Kampen

  -  ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO--Sub-Adviser: Van Kampen


  NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.

  THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INITIAL CLASS OF CERTAIN PORTFOLIOS OF ING PARTNERS, INC. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR
  INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


  AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


  You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.


*Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

TABLE OF CONTENTS


                                                                                PAGE
INTRODUCTION                                                                     1

PORTFOLIO SUMMARIES
   ING American Century Large Company Value Portfolio                            2
   ING American Century Select Portfolio                                         3
   ING American Century Small-Mid Cap Value Portfolio                            5
   ING Baron Asset Portfolio                                                     7
   ING Baron Small Cap Growth Portfolio                                          9
   ING Columbia Small Cap Value II Portfolio                                    10
   ING Davis Venture Value Portfolio                                            11
   ING Fundamental Research Portfolio                                           14
   ING Goldman Sachs(R) Capital Growth Portfolio                                15
   ING Goldman Sachs(R) Structured Equity Portfolio                             17
   ING JPMorgan International Portfolio                                         19
   ING JPMorgan Mid Cap Value Portfolio                                         21
   ING Lord Abbett U.S. Government Securities Portfolio                         22
   ING MFS Capital Opportunities Portfolio                                      24
   ING Neuberger Berman Partners Portfolio                                      25
   ING Neuberger Berman Regency Portfolio                                       26
   ING OpCap Balanced Value Portfolio                                           28
   ING Oppenheimer Global Portfolio                                             30
   ING Oppenheimer Strategic Income Portfolio                                   32
   ING PIMCO Total Return Portfolio                                             34
   ING Pioneer High Yield Portfolio                                             36
   ING Salomon Brothers Aggressive Growth Portfolio                             38
   ING Salomon Brothers Large Cap Growth Portfolio                              40
   ING T. Rowe Price Diversified Mid Cap Growth Portfolio                       42
   ING T. Rowe Price Growth Equity Portfolio                                    44
   ING Templeton Foreign Equity Portfolio                                       46
   ING UBS U.S. Large Cap Equity Portfolio                                      47
   ING UBS U.S. Small Cap Growth Portfolio                                      49
   ING Van Kampen Comstock Portfolio                                            50
   ING Van Kampen Equity and Income Portfolio                                   52

PORTFOLIO FEES AND EXPENSES                                                     54

SUMMARY OF PRINCIPAL RISKS                                                      56

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES                              60

MANAGEMENT OF THE PORTFOLIOS                                                    69

PORTFOLIO DISTRIBUTION                                                          76

SHAREHOLDER INFORMATION                                                         78

PERFORMANCE                                                                     81

FINANCIAL HIGHLIGHTS                                                            84

                                  INTRODUCTION

- ING PARTNERS, INC.

ING Partners, Inc. ("Company") is a mutual fund authorized to issue multiple series of shares. This Prospectus is designed to help you make informed decisions about investments in the Portfolios listed on the cover of this Prospectus (each a "Portfolio", and collectively, the "Portfolios"). The Company offers other portfolios that are not offered in this Prospectus. ING Life Insurance and Annuity Company ("ILIAC" or "Adviser"), serves as the Investment Adviser of each Portfolio, and each Portfolio has a sub-adviser. The Portfolios (and their sub-advisers) described in this Prospectus are listed on the cover of this Prospectus.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

               ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

 SUB-ADVISER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")


- INVESTMENT OBJECTIVE

Long-term capital growth. Income is a secondary objective. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. American Century considers large capitalization companies to be companies in the Russell 1000 Index. As of December 31, 2005, the capitalization of companies represented in the Russell 1000 Index ranged between $___ million and $____ billion.


In selecting securities for the Portfolio, American Century looks for companies whose stock price may not adequately reflect the companies' value. American Century attempts to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep at least 80% of the Portfolio's assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, or if the security no longer meets its valuation criteria.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                             MARKET AND COMPANY RISK
                           UNDERVALUED SECURITIES RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002       (22.59%)
2003        31.74%
2004        10.24%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Russell(R) 1000 Value Index and Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Cap Value Average. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower than forecasted growth values. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Cap Value Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
Russell 1000(R) Value Index                           %              %(3)
S&P 500 Index                                         %              %(3)
Morningstar Large Cap Value Average                   %              %(4)


----------

(1)  I Class shares commenced operations on December 10, 2001.
(2) Prior to April 29, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc and was known as ING Salomon Brothers Investors Value Portfolio. On April 29, 2005, the Portfolio's strategy was changed to one of investing primarily in large capitalization companies.
(3) The Russell 1000(R) Value Index and S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Cap Value Average returns are for the period beginning December 31, 2001.

                      ING AMERICAN CENTURY SELECT PORTFOLIO
 SUB-ADVISER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")


- INVESTMENT OBJECTIVE


Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


- PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing in securities of companies American Century believes will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, American Century makes its investment decisions based primarily on its analysis of individual companies rather than broad economic forecasts. This strategy is based on the belief that, over the long term, stock price movements follow growth earnings, revenues and/or cash flow.

American Century uses a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the Portfolio's investment portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Although most of the Portfolio's assets will be invested in U.S. companies, there is no limit on the amount of assets the Portfolio can invest in foreign companies. Most of the Portfolio's foreign investments are in companies located and doing business in developed countries.

When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities.


American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks of. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002       (32.79%)
2003        34.44%
2004         5.06%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index and to the Morningstar Large Growth Fund Average. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %             %
Russell 1000(R) Growth Index                          %             %(3)
Morningstar Large Growth Fund Average                 %             %(4)


----------

(1)  I Class shares commenced operations on December 10, 2001.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as ING Alger Growth Portfolio. On November 8, 2004, the Portfolio's strategy was limited to 65% of its assets in large capitalization companies.
(3) The Russell 1000(R) Growth Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Growth Fund Average returns are for the period beginning December 31, 2001.

               ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
           (FORMERLY, ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO)

 SUB-ADVISER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

- INVESTMENT OBJECTIVE


Long-term capital growth, income is a secondary objective. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio seeks to achieve its investment objectives by investing at least 80% of its net assets in equity securities of small/mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. American Century defines small/mid-capitalization companies to be those companies whose market capitalization at the time of purchase is within the range of the Russell 2800 Index. ^ American Century intends to manage the Portfolio so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap(R) Index.

American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up to a level it believes more accurately reflects the companies' fair value.

Prior to May 1, 2006, the Portfolio focused its investment on small-capitalization companies. Beginning on May 1, 2006, American Century implemented a multi-style approach under which one of its teams of portfolio managers focuses on investment in the securities of small-capitalization companies and the second on selecting mid-capitalization investments for the Portfolio. Since implementation of this new multi-style strategy, all new cash flows into the Portfolio have been allocated to the mid-cap value strategy and managed by the mid-cap value team, and outflows taken from the small-cap value strategy, in order to increase proportion of mid-cap investments in the Portfolio and transition to a small/mid-cap strategy.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep at least 80% of the Portfolio's assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising or if a security no longer meets its valuation criteria.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    35.84%
2004    21.61%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Russell 2500 Value Index and the S&P Small Cap 600/Citigroup Value Index and to the Morningstar Small Value Average. The Russell 2500 Value Index__. The S&P Small Cap 600/Citigroup Value Index is a market value-weighted index of 600 small-sized domestic stocks. The Morningstar Small Blend Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
Russell 2500 Value Index                              %              %
S&P Small Cap 600/Citigroup Value Index               %              %(2)
Morningstar Small Value Average                       %              %(2)


----------

(1)  I Class shares commenced operations on May 1, 2002.
(2) The S&P Small Cap 600/Citigroup Value Index and Morningstar Small Value Average returns are for the period beginning May 1, 2002.

                            ING BARON ASSET PORTFOLIO
                       SUB-ADVISER: BAMCO, INC. ("BAMCO")

- INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in common stocks of small- and mid-sized companies. As a general matter, BAMCO defines small- and mid-sized companies as those with market capitalizations, at the time of investment, of less than $8 billion.

BAMCO seeks growth companies that it believes are undervalued by the market at prices that it perceives as attractive relative to projected future cash flows and asset values. BAMCO selects companies for the Portfolio based upon capital appreciation potential, and looks for:

- Securities that BAMCO believes have favorable price to value characteristics, based on BAMCO's assessment of their prospects for future growth and profitability; and

- Businesses that BAMCO believes are well managed, have significant long-term growth prospects and are attractively priced.

In seeking investments for the Portfolio, BAMCO focuses on the long-term fundamental prospects of companies, rather than on historical operating results or current earnings expectations. BAMCO first looks for investments supported by long-term demographic, economic and societal "mega-trends." Then, BAMCO uses bottom-up fundamental research, including visits and interviews with portfolio company management, their major competitors, and their customers, to identify companies in which the Portfolio may invest.

Through its fundamental analysis, BAMCO seeks to identify companies with one or more of the following characteristics:

-  Ability to grow its business substantially within a four to five year period;
- A special business "niche" that creates unusually favorable business opportunities;
-  Sustainable barriers to competition; and
-  Strong management capabilities.

The Portfolio may take large positions in companies in which BAMCO has the greatest conviction. The Portfolio will not sell positions solely because their market values have increased, and will add to positions in a company even though its market capitalization has increased through appreciation if, in BAMCO's judgment, the company remains an attractive investment.

The Portfolio may invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

The Portfolio may also invest in debt securities, including notes, bonds, debentures and money market instruments, and in convertible instruments. The debt securities in which the Portfolio may invest may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. The Portfolio relies on BAMCO's assessment of the issuer's securities and does not use independent ratings organizations.

The Portfolio may invest up to 10% of its net assets in illiquid securities. In addition, the Portfolio may invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may engage in derivatives transactions, including selling covered call options or purchasing put options on equity and debt securities and entering into swap agreements.

BAMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK
                              LARGE POSITIONS RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                      ING BARON SMALL CAP GROWTH PORTFOLIO
                       SUB-ADVISER: BAMCO, INC. ("BAMCO")

- INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 80% of its total assets under normal circumstances) in the securities of smaller companies with market values under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. The Portfolio will add to positions in a company within the limits stated even though its market capitalization has increased through appreciation beyond $2.5 billion, if, in BAMCO's judgment, the company is still an attractive investment.

BAMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK

                             EQUITY SECURITIES RISK

                                GROWTH STOCK RISK
                              LARGE POSITIONS RISK
                             MARKET AND COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    33.87%
2004    28.28%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index and to the Morningstar Small Cap Growth Average. The Russell 2000(R) Index is a broad-based unmanaged capitalization weighted index of small capitalization companies. The Morningstar Small Cap Growth Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
Russell 2000(R) Index                                 %              %(2)
Morningstar Small Cap Growth Average                  %              %(2)


----------

(1)  I Class shares commenced operations on May 1, 2002.
(2) The Russell 2000(R) Index and Morningstar Small Cap Growth Average returns are for the period beginning May 1, 2002.

                    ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
             SUB-ADVISERS: COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")

- INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000(R) Value Index and that are believed to have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Portfolio may also invest in real estate investments trusts, foreign equity securities, depositary receipts, and other investment companies, including exchange-traded funds.

The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

- fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity;

- various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The management team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation;

- a company's current operating margins relative to its historic range; and

- indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the Portfolio.

The management team may sell a security when its price reaches a target set by the team, if there is deterioration in the company's financial situation, when the management team believes other investments are more attractive or for other reasons.

While the Portfolio may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             DEPOSITARY RECEIPT RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                        REAL ESTATE INVESTMENT TRUST RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                                STOCK PRICE RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

As of the date of this Prospectus, the Portfolio had not commenced operations, therefore annual performance information is not provided.

                        ING DAVIS VENTURE VALUE PORTFOLIO
          (FORMERLY, ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO)
              SUB-ADVISER: DAVIS SELECTED ADVISERS, L.P. ("DAVIS")

- INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities.

Davis performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, Davis has developed a list of characteristics that it believes allow companies to expand earnings over the long term and manage risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

FIRST CLASS MANAGEMENT

-  Proven track record

-  Significant personal ownership in business

-  Intelligent allocation of capital

-  Smart application of technology to improve business and lower costs

STRONG FINANCIAL CONDITION AND PROFITABILITY

-  Strong balance sheet

-  Low cost structure / low debt

-  High after-tax returns on capital

-  High quality of earnings

STRATEGIC POSITIONING FOR THE LONG TERM

-  Non-obsolescent products / services

-  Dominant or growing market share in a growing market

-  Global presence and brand names

Davis emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis routinely visits managers at their places of business in order to gain insight into the relative value of different businesses.

The Portfolio is not diversified, which means that it may invest a higher percentage of its assets in any one issuer than a diversified portfolio would. This may magnify the Portfolio's losses from events affecting a particular issuer. However, Davis seeks to diversify the Portfolio's investments across industries, which may help reduce this risk.

Davis may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  HEADLINE RISK
                               INDUSTRY FOCUS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002    (24.42%)
2003     41.06%
2004      8.71%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Mid Cap Blend Fund Average and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Mid Cap and Large Blend Fund Averages are each a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
S&P 500 Index                                         %              %(3)
Morningstar Mid Cap Blend Fund Average                %              %(4)
Morningstar Large Blend Fund Average                  %              %(4)


----------

(1)  I Class shares commenced operations on December 10, 2001.
(2) Prior to October 31, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc and was known as the ING Salomon Brothers Fundamental Value Portfolio. Effective October 31, 2005, the Portfolio changed its strategy and the S&P 500 Index was designated as the comparative index for the Portfolio since it more closely reflects the performance of the securities in which the Portfolio invests.
(3)  The S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Mid Cap Blend Fund Average and Morningstar Large Blend Fund Average returns are for the period beginning December 31, 2001.

                       ING FUNDAMENTAL RESEARCH PORTFOLIO

              SUB-ADVISER: ING INVESTMENT MANAGEMENT CO. ("ING IM")


- INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 65% of its total assets in common stocks and securities convertible into common stock. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

ING IM may invest principally in common stocks that ING IM believes have significant potential for capital appreciation. The Portfolio may also invest in exchange-traded funds ("ETFs"), initial public offerings ("IPOs") and derivative instruments.

ING IM applies quantitative research methods to generate investment ideas within each sector. An experienced fundamental research team then focuses on identifying the stocks it considers the best ideas within each sector. ING IM then constructs the portfolio by selecting from these ideas while considering sector weights and overall risk control. In managing the Portfolio, ING IM:

- Normally emphasizes stocks of larger companies;


- May also invest a portion of the Portfolio's assets in stocks of mid-sized companies, and up to 25% of its assets in stocks of foreign issuers, depending upon market conditions; and


- Utilizes an intensive, fundamentally driven research process to evaluate company growth, profitability and valuation characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each sector. In analyzing these characteristics, ING IM attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

ING IM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may also lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                     IPO RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                              SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002    (22.76%)
2003     27.74%
2004     10.19%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
S&P 500 Index                                         %              %(3)
Morningstar Large Blend Fund Average                  %              %(4)


----------

(1)  I Class shares commenced operations on December 10, 2001.
(2) Prior to January 23, 2004, the Portfolio was managed by DSI International Management, Inc. and was known as ING DSI Enhanced Index Portfolio. From January 23, 2004 to April 28, 2005, the Portfolio was known as ING Aeltus Enhanced Index Portfolio. Effective April 29, 2005, the name of the Portfolio was changed to ING Fundamental Research Portfolio.
(3)  The S&P 500 Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Large Blend Fund Average returns are for the period beginning December 31, 2001.

The performance information shown does not reflect the impact of Qualified Plan, variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.


                  ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
           SUB-ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM")

- INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 90% of its total assets in equity investments. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by GSAM to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK

                                  CURRENCY RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002    (24.65%)
2003     23.81%
2004      9.08%
2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and Russell 1000(R) Growth Index, and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
S&P 500 Index                                         %              %(2)
Russell 1000(R) Growth Index                          %              %(2)
Morningstar Large Blend Fund Average                  %              %(3)


----------

(1)  I Class shares commenced operations on December 10, 2001.
(2) The S&P 500 Index and Russell 1000(R) Growth Index returns are for the period beginning December 1, 2001.
(3) The Morningstar Large Blend Fund Average returns are for the period beginning December 31, 2001.

                ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
             (FORMERLY, ING GOLDMAN SACHS(R) CORE EQUITY PORTFOLIO)

           SUB-ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM")

- INVESTMENT OBJECTIVE

Long-term growth of capital and dividend income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 90% of its total assets in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. The Portfolio seeks to achieve its investment objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

GSAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK

                                  CURRENCY RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              EMERGING GROWTH RISK

                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003
2004    13.32%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Standards & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
S&P 500 Index                                         %              %(2)
Morningstar Large Blend Fund Average                  %              %(2)


----------

(1)  I Class shares commenced operations on May 1, 2003.
(2) The S&P 500 Index and the Morningstar Large Blend Fund Average returns are for the period beginning May 1, 2003.

                      ING JPMORGAN INTERNATIONAL PORTFOLIO
            (FORMERLY, ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO) SUB-ADVISER: J.P. MORGAN ASSET MANAGEMENT (LONDON) LIMITED ("JPMORGAN LONDON")


- INVESTMENT OBJECTIVE

Long-term growth of capital.

- PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of foreign companies that JPMorgan London believes have higher growth potential and which are attractively valued. The Portfolio will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets. The Portfolio will seek to invest in those companies that JPMorgan London believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management, capable of defining and implementing company strategies to take advantage of local, regional or global market changes.


The Portfolio also may invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.


JPMorgan London may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GEOGRAPHIC FOCUS RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998     19.09%
1999     58.41%
2000    (19.59%)
2001    (26.93%)
2002    (18.08%)
2003     29.45%
2004     18.89%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE(R)") Index and to the Morningstar Foreign Large Blend Average. The MSCI EAFE(R) Index is an unmanaged index that includes securities traded on 16 exchanges in Europe, Australasia and the Far East. The Morningstar Foreign Large Blend Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
I Class Return                                        %              %                %
MSCI EAFE(R) Index                                    %              %                %(2)
Morningstar Foreign Large Blend Average               %              %                %(2)


----------

(1)  I Class shares commenced operations on November 28, 1997.
(2) The MSCI EAFE(R) Index and the Morningstar Foreign Large Blend Average returns are for the period beginning December 1, 1997.

                      ING JPMORGAN MID CAP VALUE PORTFOLIO

          SUB-ADVISER: J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JPMIM")

- INVESTMENT OBJECTIVE

Growth from capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (under normal circumstances) in equity securities of mid-capitalization companies. JPMIM defines mid-capitalization companies as those companies with market capitalizations between $1 billion to $20 billion at the time of purchase that JPMIM believes to be undervalued. The Portfolio will provide shareholders with at least 60 days' prior written notice of any changes in this non-fundamental investment policy. Market capitalization is the total market value of a company's shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives to hedge various market risks or to increase the Portfolio's income.


The Portfolio is not diversified, which means that it may invest a higher percentage of its assets in any one issuer than a diversified fund would. This makes the value of its shares more sensitive to the economic problems affecting a particular issuer.


JPMIM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                        OVER-THE-COUNTER INVESTMENT RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    30.31%
2004    20.88%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Value Index and to the Morningstar Mid Cap Value Average. The Russell Midcap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The Morningstar Mid Cap Value Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %              %
Russell Midcap(R) Value Index                         %              %(2)
Morningstar Mid Cap Value Average                     %              %(2)


----------

(1)  I Class shares commenced operations on May 1, 2002.
(2) The Russell Midcap(R) Value Index and the Morningstar Mid Cap Value Average returns are for the period beginning May 1, 2002.

              ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO
               SUB-ADVISER: LORD, ABBETT & CO. LLC ("LORD ABBETT")

- INVESTMENT OBJECTIVE

High current income consistent with reasonable risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental policy.

U.S. government securities include obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. Government agencies and U.S. Government-sponsored enterprises (including mortgage-related securities), such as:

-  Federal Home Loan Bank;

-  Federal Home Loan Mortgage Corporation;

-  Federal National Mortgage Association;

-  Federal Farm Credit Bank; and

-  Government National Mortgage Association.

The Portfolio generally invests a substantial portion of its assets in securities issued or guaranteed by various government-sponsored enterprises. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States. Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest, but are not direct obligations of the U.S. Treasury. Certain indirect obligations issued by federal agencies and government sponsored entities in which the Portfolio may invest may not be backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. Government securities also include certain mortgage-related securities that may be sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

In managing the Portfolio, Lord Abbett:

- Seeks securities that it expects will produce high current income consistent with reasonable risk. Lord Abbett considers reasonable risk to mean that the volatility the Portfolio is expected to have over time will approximate that of the Lehman Brothers Government Bond(R) Index.

- Seeks to construct a portfolio with an average duration ranging between three and eight years.

The Portfolio may invest in derivative and similar instruments, including, but not limited to, options, futures, forward contracts, swap agreements, warrants, and rights. The Portfolio may also enter into financial futures contracts and options on futures for bona fide hedging purposes or to pursue risk management strategies, and may engage in futures transactions for non-hedging purposes if the aggregated initial margin and premiums required to establish such positions does not exceed 5% of the liquidation value of the Portfolio's investment portfolio.

The Portfolio may invest extensively in mortgage-related securities and also may invest in other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, mortgage dollar rolls, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Lord Abbett may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             PREPAYMENT OR CALL RISK
                              PRICE VOLATILITY RISK
                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK
                                ZERO-COUPON RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                     ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
          SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

- INVESTMENT OBJECTIVE

Capital appreciation.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

MFS may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK
                             DEPOSITARY RECEIPT RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                             MARKET AND COMPANY RISK
                        OVER-THE-COUNTER INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998     26.74%
1999     48.79%
2000     (5.72%)
2001    (24.75%)
2002    (30.16%)
2003     28.07%
2004     12.88%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
I Class Return                                        %              %                %
S&P 500 Index                                         %              %                %(2)
Morningstar Large Blend Fund Average                  %              %                %(2)


----------

(1)  I Class shares commenced operations on November 28, 1997.
(2) The S&P 500 Index and the Morningstar Large Blend Fund Average returns are for the period beginning December 1, 1997.

                     ING NEUBERGER BERMAN PARTNERS PORTFOLIO
       SUB-ADVISER: NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN")

- INVESTMENT OBJECTIVE

Capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of mid-capitalization companies. Neuberger Berman considers mid-capitalization companies to be those with total market capitalizations within the market capitalization range of the Russell Midcap(R) Index.

As of December 31, 2005, the capitalization of companies represented by the Russell Midcap(R) Index ranged between $____ billion and $____ billion. Neuberger Berman considers large-capitalization companies to be those with total market capitalizations over $____ billion.

In selecting investments for the Portfolio, Neuberger Berman looks for well-managed companies with strong balance sheets whose stock prices are undervalued. The factors that Neuberger Berman uses to identify such companies may include:

- strong fundamentals, such as a company's financial, operational, and competitive positions;

- relatively high operating profit margins and returns; and

- a sound internal earnings record.

Neuberger Berman also may seek other characteristics in a company in which the Portfolio may invest, such as a strong market position relative to competitors; a high level of stock ownership among management; and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Portfolio may invest a portion of its assets in derivative instruments, including options and futures. The Portfolio may invest up to 20% of its assets in securities of foreign issuers. The Portfolio also may engage in borrowing and lend its securities to the extent permitted under the federal securities laws, and may engage in active and frequent trading to achieve its principal investment strategies.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Neuberger Berman may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LEVERAGING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

                     ING NEUBERGER BERMAN REGENCY PORTFOLIO
       SUB-ADVISER: NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN")

- INVESTMENT OBJECTIVE

Capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of mid-capitalization companies. Neuberger Berman considers mid-capitalization companies to be those with total market capitalizations within the market capitalization range of the Russell Midcap(R) Index. As of December 31, 2005, the capitalization of companies represented by the Russell Midcap(R) Index ranged between $____ billion and $____ billion.

In selecting investments for the Portfolio, Neuberger Berman looks for undervalued companies with high-quality businesses. The factors that Neuberger Berman uses to identify such companies may include:

- above-average returns on invested capital;

- strong management teams; and

- solid balance sheets.

From time to time Neuberger Berman may emphasize investment in sectors that it believes will benefit from market or economic trends.

The Portfolio may invest a portion of its assets in derivative instruments, including options and futures. The Portfolio may invest up to 20% of its assets in securities of foreign issuers. The Portfolio also may engage in borrowing and lend its securities to the extent permitted under the Federal securities laws, and may engage in active and frequent trading to achieve its principal investment strategies.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Neuberger Berman may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LEVERAGING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECTOR ALLOCATION RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

                       ING OPCAP BALANCED VALUE PORTFOLIO
                    SUB-ADVISER: OPCAP ADVISORS LLC ("OPCAP")

- INVESTMENT OBJECTIVE

Capital growth, and secondarily, investment income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 25% of its total assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% to 75% of its total assets invested in equities. The Portfolio also invests at least 25% of its total assets in fixed-income senior securities. The Portfolio's investments in fixed income senior securities include bonds, debentures, notes, participation interests in loans, convertible securities, and U.S. government securities. U.S. government securities include a variety of securities issued by the U.S. Treasury or by U.S. government-related entities. While certain U.S. government-related entities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

To seek long-term growth of net asset value per share, the Portfolio normally invests half or more of its assets in common stocks that OpCap believes are undervalued in the marketplace, mainly the common stocks of U.S. issuers or companies with significant U.S. operations. The Portfolio also invests in other equity securities, such as preferred stock and securities convertible into common stock. The Portfolio also buys corporate and government bonds, notes, and other debt securities for investment income and capital appreciation, which can include securities below investment grade.

OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases.

OpCap allocates the Portfolio's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. Within the parameters for stock and bond investments described above under normal market conditions, the Portfolio might hold stocks, bonds, and money market instruments in different proportions at different times. OpCap might increase the relative emphasis of investments in bonds and other fixed income securities, instead of stocks when it thinks that:

- common stocks in general appear to be overvalued,

- debt securities present better capital growth and income opportunities relative to common stocks because of declining interest rates or improved issuer credit quality, or

- it is desirable to maintain liquidity pending investment in equity securities to seek capital growth opportunities.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


OpCap may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                              DEBT SECURITIES RISK

                             EQUITY SECURITIES RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INDUSTRY FOCUS RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002    (21.06%)
2003     30.72%
2004     10.58%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares', performance to that of a broad measure of market performance - the 60% S&P 500 Index/40% Lehman Brothers Intermediate Index Government/Credit Bond Index and to the Morningstar Moderate Allocation Average. The 60% S&P 500 Index/40% LB Intermediate Government/Credit Bond Index is a combination of the S&P 500 Index and the LB Intermediate Government/Credit Bond Index. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The LB Intermediate Government/Credit Bond Index is an index made up of the Lehman Brothers Intermediate Government and Credit Bond indices, including U.S. government Treasury and agency securities as well as corporate and yankee bonds. The Morningstar Moderate Allocation Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                       5 YEARS OR
                                                         1 YEAR      SINCE INCEPTION
I Class Return                                                %              %
60% S&P 500 Index/40% Lehman Brothers Intermediate
  Government/Credit Bond Index                                %              %(2)
Morningstar Moderate Allocation Average                       %              %(3)


----------

(1)  I Class shares commenced operations on December 10, 2001.
(2) The 60% S&P 500 Index/40% Lehman Brothers Intermediate Government/Credit Bond Index and returns are for the period beginning December 1, 2001.
(3) The Morningstar Moderate Allocation Average returns are for the period beginning December 31, 2001.

                        ING OPPENHEIMER GLOBAL PORTFOLIO
               SUB-ADVISER: OPPENHEIMERFUNDS, INC. ("OPPENHEIMER")


- INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests mainly in common stocks of companies in the U.S. and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.


The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically the Portfolio invests in a number of different countries.


In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S companies with high growth potential. Oppenheimer uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

- stocks of small-, mid-, and large-cap growth-oriented companies worldwide;

- companies that stand to benefit from global growth trends;

- businesses with strong competitive positions and high demand for their products or services; and

- cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


Oppenheimer may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              ASSET ALLOCATION RISK

                                  CURRENCY RISK
                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GEOGRAPHIC FOCUS RISK
                                GROWTH STOCK RISK
                               INDUSTRY FOCUS RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    33.73%
2004    15.28%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Morgan Stanley Capital International ("MSCI") World Index(SM) and MSCI All Country World Index(SM), and to the Morningstar World Stock Average. The MSCI World Index(SM) is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The MSCI All Country World Index(SM) is an broad-based unmanaged index of developed country and emerging market equities.The Morningstar World Stock Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %            %
MSCI World Index(SM)                                  %            %(3)
MSCI All Country World Index(SM)                      %            %(3)
Morningstar World Stock Average                       %            %(3)


----------

(1)  I Class shares commenced operations on May 1, 2002.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company and was known as ING MFS Global Growth Portfolio.
(3) The MSCI World Index(SM), MSCI All Country World Index(SM) and the Morningstar World Stock Average returns are for the period beginning May 1, 2002.

                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO

               SUB-ADVISER: OPPENHEIMERFUNDS, INC. ("OPPENHEIMER")

- INVESTMENT OBJECTIVE

High level of current income principally derived from interest on debt securities. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities typically include:

- short, medium and long-term foreign government and U.S. government bonds and notes;

- collateralized mortgage obligations ("CMOs");

- other mortgage-related securities and asset-backed securities;

- participation interests in loans;

- "structured" notes;

- lower-grade, high-yield domestic and foreign corporate debt obligations; and

- "zero-coupon" or "stripped" securities.

Under normal market conditions, the Portfolio invests in each of these three market sectors. However, the Portfolio is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Portfolio can invest up to 100% of its assets in any one sector at any time, if Oppenheimer believes that in doing so the Portfolio can achieve its objective without undue risk. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in lower-grade, high-yield debt obligations, also called "junk bonds."

The Portfolio's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Portfolio can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "Additional Information About Investment Strategies."

In selecting securities for the Portfolio, Oppenheimer analyzes the overall investment opportunities and risks in individual national economies. Oppenheimer's overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. Oppenheimer may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. Oppenheimer currently focuses on the factors below (some of which may vary in particular cases and may change over time):

- securities offering high current income;

- overall diversification for the Portfolio by seeking securities whose markets and prices tend to move in different directions; and

- relative values among the three major market sectors in which the Portfolio invests.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


Oppenheimer may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The principal risks of investing in the Portfolio are listed below and discussed under "Summary of Principal Risks." Oppenheimer tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Portfolio's assets in any one issuer. The Portfolio's diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Portfolio's share prices while seeking current income. Also, the Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry. THERE CAN BE NO ASSURANCE THAT ANY OF THESE TECHNIQUES WILL BE SUCCESSFUL IN MITIGATING RISK.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK

                             CREDIT DERIVATIVES RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK

                             PREPAYMENT OR CALL RISK
                             SECTOR ALLOCATION RISK

                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK

                                ZERO-COUPON RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's I Class shares for the first full calendar year of operations.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Lehman Brothers Aggregate Bond Index and S&P/Citigroup World Government Bond Index and to the Morningstar Multi-sector Bond Average. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The S&P/Citigroup World Government Bond Index is an unmanaged index of bonds from 14 world government bond markets with maturities of at least one year. The Morningstar Multi-sector Bond Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %            %
Lehman Brothers Aggregate Bond Index                  %            %(2)
S&P/Citigroup Multi-sector World Government           %            %(2)
  Bond Index
Morningstar Multi-Sector Bond Average                 %            %(2)


----------

(1)  I Class shares commenced operations on November 8, 2004.
(2) The Lehman Brothers Aggregate Bond Index, S&P/Citigroup World Government Bond Index and Morningstar Multi-sector Bond Average results are for the period beginning November 1, 2004.


                        ING PIMCO TOTAL RETURN PORTFOLIO
        SUB-ADVISER: PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")

- INVESTMENT OBJECTIVE

Maximum total return, consistent with capital preservation and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or by Fitch IBCA Investor's Service ("Fitch") or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed and emerging markets countries. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The instruments in which the Portfolio may invest include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities. Inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.


The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PIMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                             PREPAYMENT OR CALL RISK
                  U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in Portfolio's I Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    4.36%
2004    4.61%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index and to the Morningstar Intermediate-Term Bond Average. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Morningstar Intermediate-Term Bond Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %            %
Lehman Brothers Aggregate Bond Index                  %            %(2)
Morningstar Intermediate-Term Bond Average            %            %(2)


----------

(1)  I Class shares commenced operations on May 1, 2002.
(2)  The Lehman Brothers Aggregate Bond Index and the Morningstar
     Intermediate-Term Bond Average returns are for the period beginning May 1, 2002.

                        ING PIONEER HIGH YIELD PORTFOLIO
          SUB-ADVISER: PIONEER INVESTMENT MANAGEMENT, INC. ("PIONEER")

- INVESTMENT OBJECTIVE

Seeks to maximize total return through income and capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets in below investment grade (high yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment grade are commonly referred to as "junk bonds" and may be considered speculative.

The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio invests in securities with a broad range of maturities, and its high yield securities investments may be convertible into equity securities of the issuer.

Pioneer uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, Pioneer employs due diligence and fundamental research. This includes evaluating issuers based on an issuer's financial statements and operations and considering a security's potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment, such as financials or technology.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio's investment portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. Pioneer adjusts sector weightings to reflect its outlook on the market for high yield securities, rather than using a fixed sector allocation. Pioneer makes these adjustments periodically as part of its ongoing review of the Portfolio's investment portfolio.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when Pioneer believes they offer the potential for capital appreciation or to diversify the Portfolio's investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights and other equity interests.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio generally limits the use of derivatives to hedging against adverse changes in stock market prices, interest rates or currency exchange rates. From time to time the Portfolio may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return, a non-hedging strategy that may be considered speculative.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

Pioneer may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                            DEPOSITARY RECEIPTS RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PREPAYMENT OR CALL RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK
                                ZERO-COUPON RISK

Please see "Summary of Principal Risks" for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
          SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC ("SABAM")

- INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily (at least 80% of its net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are either companies that SaBAM believes are early in their life cycle and have the potential to become major enterprises or are major enterprises whose rates of earnings growth and/or cash flow SaBAM believes will accelerate. The Portfolio may invest in securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the portfolio's assets may be invested in the securities of such companies. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

SaBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SaBAM focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the fund acquires their stocks. When evaluating an individual stock, SaBAM considers whether the company may benefit from:

- New technologies, products or services

- New cost reducing measures

- Changes in management

- Favorable changes in government regulations


The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


SaBAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK
                             DEPOSITARY RECEIPT RISK
                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                            ISSUER CONCENTRATION RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK

                        OVER-THE-COUNTER INVESTMENT RISK


                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998     29.67%
1999     50.88%
2000    (28.78)%
2001    (25.21)%
2002    (35.31)%
2003     38.18%
2004      9.72%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Russell 3000(R) Growth Index and Standard & Poor's 500 Composite Stock Price ("S&P 500") Index, and to the Morningstar Large Growth Fund Average. The Russell 3000 Growth Index measures the performance of the

3000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
I Class Return                                        %              %                %
Russell 3000(R) Growth Index                          %              %                %(3)
S&P 500 Index                                         %              %                %(3)
Morningstar Large Growth Fund Average                 %              %                %(3)


----------

(1)  I Class shares commenced operations on November 28, 1997.
(2) Prior to December 16, 2002, the Portfolio was managed by MFS and was known as the ING MFS Emerging Equities Portfolio.
(3) The Russell 3000(R) Growth Index, S&P 500 Index and the Morningstar Large Growth Fund Average returns are for the period beginning December 1, 1997.

                 ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO
          SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC ("SABAM")


- INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies and related investments. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. For the purposes of this 80% policy, large cap companies are considered to be companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Portfolio are still considered to be securities of large cap companies for purposes of this 80% policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SaBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SaBAM attempts to identify established large capitalization companies with the highest growth potential. SaBAM then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, SaBAM attempts to identify the best values available among the growth companies listed.

In selecting individual companies for investment, SaBAM considers:

- favorable earnings prospectus;

- technological innovation;

- industry dominance;

- competitive producers and services;

- global scope;

- long-term operating history;

- consistent and sustainable long-term growth in dividends and earnings per share;

- strong cash flow;

- high return on equity;

- strong financial condition; and

- experienced and effective management.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


SaBAM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK

                        OVER-THE-COUNTER INVESTMENT RISK


                             PORTFOLIO TURNOVER RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003
2004    6.69%
2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performing to that of two broad measures of market performance - the Russell 1000(R) Growth Index and Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Growth Fund Average. The Russell 1000(R) Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %            %
Russell 1000(R) Growth Index                          %            %(3)
S&P 500 Index                                         %            %(3)
Morningstar Large Growth Fund Average                 %            %(3)


----------

(1)  I Class shares commenced operations on May 1, 2003
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as the ING Alger Capital Appreciation Portfolio. On November 8, 2004, the Portfolio's strategy was changed to one of investing primarily in large-capitalization companies.
(3) The Russell 1000(R) Growth Index, S&P 500 Index and the Morningstar Large Growth Fund Average returns are for the period beginning May 1, 2003.

             ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO SUB-ADVISER: T. ROWE PRICE ASSOCIATES INC. ("T. ROWE PRICE")


- INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES


The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the Standard & Poor's Midcap 400 Index ("S&P 400 Index") at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. T. Rowe Price focuses on mid-size companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The market capitalization of the companies in the Portfolio, the Russell Midcap Growth Index and the S&P 400 Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.


Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. T. Rowe Price generally uses a growth approach, looking for companies with one or more of the following characteristics:

- a demonstrated ability to consistently increase revenues, earnings, and cash flow;

- capable management;

- attractive business niches; and

- a sustainable competitive advantage.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet the Portfolio's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the security.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's investment objective.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                        OVER-THE-COUNTER INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002    (29.90)%
2003     44.81%
2004      9.05%
2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the S&P 400 Index and Rusell Midcap(R) Growth Index, and to the Morningstar Mid-Cap Growth Fund Average. The S&P 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The Russell Midcap(R) Growth Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Portfolio has selected the Russell Midcap(R) Growth Index as an additional benchmark. The Russell Midcap(R) Growth Index is an index of common stocks designed to track performance of mid-capitalization companies with greater than average growth orientation. The Morningstar Mid-Cap Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %            %
S&P 400 Index                                         %            %(3)
Russell Midcap(R) Growth Index                        %            %(3)
Morningstar Mid-Cap Growth Fund Average               %            %(4)


----------

(1)  I Class shares commenced operations on December 10, 2001.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as the ING Alger Aggressive Growth Portfolio. Effective November 8, 2004 the Portfolio's strategy was changed to one of investing 80% of its assets in mid-capitalization companies.
(3) The S&P 400 Index and Russell Midcap(R) Growth Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Mid-Cap Growth Fund Average returns are for the period beginning December 31, 2001.

                    ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO

          SUB-ADVISER: T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

- INVESTMENT OBJECTIVE

Long-term capital growth, and secondarily, increasing dividend income.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 80% of its net assets under normal circumstances) in common stocks. The Portfolio concentrates its investments in growth companies. T. Rowe Price seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, T. Rowe Price seeks companies with a lucrative niche in the economy that T. Rowe Price believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase foreign stocks, hybrid securities, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio's investments in foreign securities are limited to 30% of total assets.

In pursuing its investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK

                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998     27.60%
1999     22.32%
2000     (0.04)%
2001    (10.21)%
2002    (23.29)%
2003     30.93%
2004     10.02%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and to the Morningstar Large Growth Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The Morningstar Large Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
I Class Return                                        %              %                %
S&P 500 Index                                         %              %                %(2)
Morningstar Large Growth Fund Average                 %              %                %(2)


----------

(1)  I Class shares commenced operations on November 28, 1997.
(2) The S&P 500 Index and the Morningstar Large Growth Fund Average returns are for the period beginning December 1, 1997.

                     ING TEMPLETON FOREIGN EQUITY PORTFOLIO
          SUB-ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

- INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. Equity securities include common stocks, preferred stocks and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock.

The Portfolio may invest a portion of its assets in smaller companies. The Portfolio considers smaller company stocks to be generally those with market capitalizations of less than $4 billion. The Portfolio also invests in American, European and Global depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in swap agreements, put and call options and collars.

When choosing equity investments for the Portfolio, Templeton applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to Templeton's evaluation of the company's long-term earnings, asset value and cash flow potential. Templeton also considers a company's price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, Templeton attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

When Templeton believes market or economic conditions are unfavorable for investors, it may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements, among others. Templeton also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment objective.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK

                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GEOGRAPHIC FOCUS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

Since the Portfolio did not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                     ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
   SUB-ADVISER: UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS GLOBAL AM")

- INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

- PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. The Portfolio defines large capitalization companies as those with a market capitalization range equal to that of the Portfolio's benchmark, the Russell 1000(R) Index. As of December 31, 2005, the capitalization of companies represented in the Russell 1000(R) Index ranged between $___ million and $___ billion. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small and mid-capitalization stocks. The Portfolio may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.


In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is UBS Global AM's assessment of what a security is worth. UBS Global AM will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. UBS Global AM bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


UBS Global AM may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK

                        OVER-THE-COUNTER INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in Portfolio's I Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998     23.00%
1999     24.03%
2000     (4.48)%
2001    (20.78)%
2002    (24.89)%
2003     24.95%
2004     14.76%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and Rusell 1000(R) Index and to the Morningstar Large Blend Fund Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The

Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                                                  10 YEARS OR
                                                 1 YEAR        5 YEARS          SINCE INCEPTION
I Class Return                                        %              %                %
S&P 500 Index                                         %              %                %(2)
Russell 1000(R) Index                                 %              %                %(2)
Morningstar Large Blend Fund Average                  %              %                %(2)


----------

(1)  I Class shares commenced operations on November 28, 1997.
(2) The S&P 500 Index, Russell 1000(R) Index and the Morningstar Large Blend Fund Average returns are for the period beginning December 1, 1997.

                     ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
   SUB-ADVISER: UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS GLOBAL AM")

- INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of U.S. small capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. UBS Global AM considers small capitalization companies to be those companies with market capitalizations of $2.5 billion or less at the time of purchase. Investments in equity securities may include common stock and preferred stock. The Portfolio may invest up to 20% of its net assets in foreign securities. The Portfolio may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In selecting securities, UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Portfolio may invest in emerging growth companies, which are companies that UBS Global AM expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Portfolio will invest in companies within its capitalization range as described above. However, the Portfolio may invest a portion of its assets in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Portfolio is not required to dispose of the security.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Portfolio may make substantial temporary defensive investments in cash equivalents, which may affect the Portfolio's ability to pursue its investment objective. UBS Global AM actively manages the Portfolio. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

UBS Global AM may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets in opportunities believed to be more promising.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

As of the date of this Prospectus, the Portfolio had not commenced operations, therefore, annual performance information is not provided. However, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.


                        ING VAN KAMPEN COMSTOCK PORTFOLIO
                             SUB-ADVISER: VAN KAMPEN

- INVESTMENT OBJECTIVE

Seeks capital growth and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by Van Kampen to possess the potential for capital growth and income.

Portfolio securities are typically sold when Van Kampen's assessment of capital growth and income potential for such securities materially changes. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes. The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities in order to provide liquidity.

Van Kampen may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    29.92%
2004    16.90%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and S&P BARRA Value Index and to the Morningstar Large Value Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P BARRA Value Index is constructed by dividing the stocks in the S&P 500 Index according to a single attribute of price-to-book ratio. The index contains companies with lower price-to-book ratios, and is capitalization weighted so that each stock is weighted in the appropriate index in proportion to its market value. The Morningstar Large Value Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %            %
S&P 500 Index                                         %            %(2)
S&P BARRA Value Index                                 %            %(2)
Morningstar Large Value Average                       %            %(2)


----------

(1)  I Class shares commenced operations on May 1, 2002.
(2) The S&P 500 Index, S&P BARRA Value Index and the Morningstar Large Value Average returns are for the period beginning May 1, 2002.

                   ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
                             SUB-ADVISER: VAN KAMPEN


- INVESTMENT OBJECTIVE

Total return, consisting of long-term capital appreciation and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's or unrated securities determined by Van Kampen to be of comparable quality. The composition of the Portfolio's investments will vary over time based upon evaluations of economic conditions by Van Kampen and its belief about which securities would best accomplish the Portfolio's investment objective. The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that Van Kampen believes offer the potential for income and long-term growth of capital. Portfolio securities are typically sold when the assessments of Van Kampen of the income or growth potential of such securities materially change. Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing equity securities. The Portfolio may invest up to 10% of its total assets in real estate investment trusts ("REITs") and 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


Van Kampen may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              ASSET ALLOCATION RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             PREPAYMENT OR CALL RISK

                                    REIT RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these risks. There may be others risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's historical performance which provides some indication of the risk of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's I Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002    (22.92)%
2003     27.37%
2004     10.86%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:     _____ quarter    ______ [year]    _______%
              Worst:    _____ quarter    ______ [year]    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of two broad measures of market performance - the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index and Russell 1000(R) Value Index and to the Morningstar Moderate Allocation Catagory Average. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower than forecasted growth values. The Morningstar Moderate Allocation Category Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio.. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)



                                                               5 YEARS OR
                                                 1 YEAR      SINCE INCEPTION
I Class Return                                        %            %
S&P 500 Index                                         %            %(3)
Russell 1000(R) Value Index                           %            %(3)
Morningstar Moderate Allocation Category Average      %            %(4)


----------


(1)  I Class shares commenced operations on December 10, 2001.
(2) Prior to November 8, 2004, the Portfolio was sub-advised by UBS Global Asset Management (US) Inc. and was known as the ING U.S. Allocation Portfolio. On November 8, 2004, the Portfolio's strategy changed from investing primarily in equity securities to investing primarily in equity and income securities.
(3) The S&P 500 Index and Russell 1000(R) Value Index returns are for the period beginning December 1, 2001.
(4) The Morningstar Moderate Allocation Category Average returns are for the period beginning December 31, 2001.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Company and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not applicable.

                                 I CLASS SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                                               WAIVERS,
                                                                                                   TOTAL   REIMBURSEMENTS     NET
                                             MANAGEMENT DISTRIBUTION                             OPERATING      AND        OPERATING
                                                FEE     (12b-1) FEES         OTHER EXPENSES      EXPENSES   RECOUPMENTS    EXPENSES
                                             ---------- ------------ --------------------------  --------- --------------  ---------
                                                                         ADMIN.    SHAREHOLDER
                                                                     SERVICES FEE  SERVICES FEE
ING American Century Large Company Value        0.80%        --          0.20%                       %                         %
ING American Century Select                     0.64%        --          0.02%                       %                         %
ING American Century Small-Mid Cap Value        1.00%        --          0.25%                       %           %             %
ING Baron Asset                                 0.95%        --          0.10%                       %                         %
ING Baron Small Cap Growth                      0.85%        --          0.23%                       %           %             %
ING Columbia Small Cap Value II                 0.95%        --          0.10%                       %                         %
ING Davis Venture Value                         0.80%        --          0.10%                       %                         %
ING Fundamental Research                        0.60%        --          0.20%                       %                         %
ING Goldman Sachs(R) Capital Growth             0.80%        --          0.10%                       %                         %
ING Goldman Sachs(R) Structured Equity          0.70%        --          0.20%                       %                         %
ING JPMorgan International                      0.80%        --          0.20%                       %                         %
ING JPMorgan Mid Cap Value                      0.75%        --          0.35%                       %                         %
ING Lord Abbett U.S. Government Securities      0.47%        --          0.10%                       %                         %
ING MFS Capital Opportunities                   0.65%        --          0.25%                       %                         %
ING Neuberger Berman Partners                   0.60%        --          0.10%                       %                         %
ING Neuberger Berman Regency                    0.75%        --          0.10%                       %                         %
ING OpCap Balanced Value                        0.80%        --          0.20%                       %                         %
ING Oppenheimer Global                          0.60%        --          0.06%                       %                         %
ING Oppenheimer Strategic Income                0.50%        --          0.04%                       %                         %
ING PIMCO Total Return                          0.50%        --          0.25%                       %                         %
ING Pioneer High Yield Portfolio                0.60%        --          0.10%                       %                         %
ING Salomon Brothers Aggressive Growth          0.69%        --          0.13%                       %                         %
ING Salomon Brothers Large Cap Growth           0.64%        --          0.20%                       %                         %
ING T. Rowe Price Diversified Mid Cap Growth    0.64%        --          0.02%                       %                         %
ING T. Rowe Price Growth Equity                 0.60%        --          0.15%                       %                         %
ING Templeton Foreign Equity                    0.80%        --          0.10%                       %                         %
ING UBS U.S. Large Cap Equity                   0.70%        --          0.15%                       %                         %
ING UBS U.S. Small Cap Growth                   0.90%        --                                      %                         %
ING Van Kampen Comstock                         0.60%        --          0.35%(2)                    %                         %
ING Van Kampen Equity and Income                0.55%        --          0.02%                       %                         %


----------

(1) The table shows the estimated operating expenses for I Class shares each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any. Because ING Baron Asset

     Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio had not commenced operations as of December 31, 2005, operating expenses are estimated for the current fiscal year.

(2) The Administrator of the Fund, has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expense for ING Van Kampen Comstock Portfolio so that the Net Operating Expenses for this Portfolio shall not exceed ____%, through May 1, 2007. Without this waiver, the Net Annual Expense would be ____% for ING Van Kampen Comstock Portfolio.

   EXAMPLE

   This Example is intended to help you compare the cost of investing in I Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the I Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year and that the I Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



PORTFOLIO                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
ING American Century Large Company Value                   $         $          $           $
ING American Century Select
ING American Century Small Cap-Mid Value
ING Baron Asset
ING Baron Small Cap Growth
ING Columbia Small Cap Value II
ING Davis Venture Value
ING Fundamental Research
ING Goldman Sachs(R) Capital Growth
ING Goldman Sachs(R) Structured Equity
ING JPMorgan International
ING JPMorgan Mid Cap Value
ING Lord Abbett U.S. Government Securities
ING MFS Capital Opportunities
ING Neuberger Berman Partners
ING Neuberger Berman Regency
ING OpCap Balanced Value
ING Oppenheimer Global
ING Oppenheimer Strategic Income
ING PIMCO Total Return
ING Pioneer High Yield
ING Salomon Brothers Aggressive Growth
ING Salomon Brothers Large Cap Growth
ING T. Rowe Price Diversified Mid Cap Growth
ING T. Rowe Price Growth Equity
ING Templeton Foreign Equity
ING UBS U.S. Large Cap Equity
ING UBS U.S. Small Cap Growth
ING Van Kampen Comstock
ING Van Kampen Equity and Income


----------
(1) The Example reflects the contractual expense limit for the one-year period and the first year of the three-, five-, and ten-year periods.

                           SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

ASSET ALLOCATION RISK Certain Portfolios may allocate their investments between equity and fixed-income securities and among various segments of markets based on judgments made by the sub-adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

CONVERTIBLE SECURITIES RISK The value of convertible securities may fall when interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK An issuer may be unable to make principal and interest payments when due. A Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. A portfolios investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involves credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.


CURRENCY RISK Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.

DEBT SECURITIES RISK The value of debt securities may fall when interest rates rise. Debt securities with large maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPT RISK Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

DERIVATIVES RISK Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.


DIVERSIFICATION RISK A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING GROWTH RISK A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK A Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A Portfolio's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.


To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


GROWTH STOCK RISK Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HEADLINE RISK To take advantage of an attractive valuation, a Portfolio may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK When a Portfolio invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below

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investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce a Portfolio's share price and the income it earns.

INDUSTRY FOCUS RISK To the extent that a Portfolio is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

INTEREST RATE RISK The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENTS BY FUNDS-OF-FUNDS Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

IPO RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


ISSUER CONCENTRATION RISK Because a Portfolio may invest a relatively large percentage of its assets in a single issuer, a Portfolio's performance may be particularly sensitive to changes in the value of securities of these issuers.

LARGE POSITIONS RISK A Portfolio may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on a Portfolio's net asset value. A Portfolio's returns may be more volatile than those of a less concentrated portfolio.

LEVERAGING RISK Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.


LIQUIDITY RISK Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have greater exposure to liquidity risk.

MANAGER RISK A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve a Portfolio's objective. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. The Sub-Adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

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MID-CAPITALIZATION COMPANY RISK Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of a Portfolio because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that a Portfolio buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If a Portfolio buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.


PRICE VOLATILITY RISK The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

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SECTOR RISK A sector is a group of selected industries, such as technology. A
Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SECTOR ALLOCATION RISK The Sub-Adviser's expectations about the relative performance of the three principal sectors in which a Portfolio invests may be inaccurate and a Portfolio's returns might be less than other funds using similar strategies.


SMALL-CAPITALIZATION COMPANY RISK Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

UNDERVALUED SECURITIES RISK Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Sub-Adviser invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

U.S. GOVERNMENT SECURITIES & OBLIGATIONS RISK Some U.S. government securities are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.

VALUE INVESTING RISK A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


ZERO-COUPON RISK Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. A Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

               ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

- TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Portfolio may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.

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The ING American Century Small-Mid Cap Value, ING American Century Select, ING
American Century Large Company Value, ING Baron Small Cap Growth and ING PIMCO Total Return Portfolios may each invest up to 100% of their respective assets in cash, high-grade bonds, or cash equivalents for temporary defensive purposes. ING Salomon Brothers Large Cap Growth Portfolio may invest, for temporary defensive purposes, up to 100% of its assets in any type of money market instrument, short-term debt securities or cash. ING Fundamental Research, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Salomon Brothers Aggressive Growth, ING Van Kampen Equity and Income, ING UBS U.S. Large Cap Equity and ING Van Kampen Comstock Portfolios may, for temporary defensive purposes, invest in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. When market conditions warrant, ING UBS Small Cap Growth Portfolio may make substantial temporary defensive investments in cash equivalents. ING OpCap Balanced Value Portfolio may invest up to 100% of its assets in temporary defensive investments such as short-term U.S. government securities and money market instruments including commercial paper, high quality corporate debt securities having a remaining maturity of one year or less, other short-term debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements. ING Van Kampen Equity and Income Portfolio also may invest in other investment companies that invest exclusively in money market instruments for temporary defensive purposes. ING JPMorgan International Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada. ING T. Rowe Price Diversified Mid Cap Growth and ING T. Rowe Price Growth Equity Portfolios may, for temporary defensive purposes, invest in short-term, high-quality, U.S. and foreign dollar-denominated money market securities, including repurchase agreements and/or shares of the T. Rowe Price Reserve Investment Fund. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment objectives.

When BAMCO determines that opportunities for profitable investments are limited or that adverse market conditions exist, all or a portion of ING Baron Asset Portfolio's assets may be invested in cash or cash equivalents such as money market instruments, including U.S. government securities, certificates of deposit, short-term investment grade corporate bonds and other short-term debt instruments and repurchase agreements. The ING Baron Asset Portfolio may borrow up to 5% of its net assets for extraordinary or emergency temporary investment purposes or to meet redemption requests which might otherwise require an untimely sale of portfolio securities. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, the ING Baron Asset Portfolio may not achieve its investment objective.


For temporary defensive purposes, up to 100% of total assets of ING Goldman Sachs(R) Capital Growth and ING Goldman Sachs(R) Core Equity Portfolios may be invested in U.S. government securities, repurchase agreements collateralized by U.S. government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, CDs, bankers' acceptances, non-convertible preferred stocks or non-convertible corporate bonds with a remaining maturity of less than one year.

ING JPMorgan Mid Cap Value Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including certain U.S. government and U.S. Treasury securities, bank obligations, commercial paper and other short-term debt securities rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization, and repurchase agreements involving the foregoing securities), shares of money market funds and cash. When the portfolio is investing for temporary defensive purposes, it is not pursuing its investment objective.


At times ING Lord Abbett U.S. Government Securities Portfolio may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities.

For temporary defensive purposes, or to manage cash pending investment or payout, ING Neuberger Berman Partners Portfolio and ING Neuberger Berman Regency Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. government and agency securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.


ING Oppenheimer Strategic Income Portfolio may, for temporary defensive purposes or pending the investment of proceeds from the sale of Portfolio shares or investment portfolio securities or to meet anticipated redemption of Portfolio shares, invest up to 100% of its assets in cash or cash equivalents, such as U.S. Treasury bills and other short-term U.S. government obligations or higher-grade commercial paper.


For temporary defensive purposes, including during periods of unusual cash flows, ING Pioneer High Yield Portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. ING Pioneer High Yield Portfolio intends to adopt a defensive strategy when Pioneer believes securities in which the Portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

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When Templeton believes market or economic conditions are unfavorable for investors, it may invest up to 100% of ING Templeton Foreign Equity Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements. Templeton also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, ING Templeton Foreign Equity Portfolio may be unable to achieve its investment goal.


- INVESTMENT IN U.S. GOVERNMENT-RELATED ENTITIES

Each Portfolio may invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.


- INVESTMENT STRATEGIES

The types of securities in which a Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Company's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Company (see back cover for address and phone number).


               ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO


American Century looks for stocks of companies that it believes are undervalued at the time of purchase. American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


Futures contracts, a type of derivative security can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than the notional value of the investment.


In the event of exceptional market or economic conditions, the Portfolio may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the Portfolio assumes a defensive position, it will not be pursuing its objective of capital growth.

                      ING AMERICAN CENTURY SELECT PORTFOLIO


The Portfolio seeks to achieve its investment objective by investing in stocks of large-sized companies American Century believes will increase in value over time, using a growth investment strategy developed by American Century.

In implementing this strategy American Century looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

American Century uses a bottom-up approach to stock selection, stocks to buy for the Portfolio. This means that American Century makes its investment decisions based primarily on their analysis of the business fundamentals of the individual companies, rather than on broad economic forecasts or the outlook for industries or sectors. Management of the Portfolio is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flows.

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Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify trends in earnings, revenues and other business fundamentals. Under normal market conditions, the Portfolio's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the Portfolio's assets primarily in U.S. stocks, the Portfolio may invest in securities of foreign companies. Most of the Portfolio's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the SAI.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the SAI.

               ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO

American Century looks for stocks of companies that they believe are undervalued at the time of purchase. American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase those stocks of undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


The portfolio managers may sell stocks from the Portfolio's portfolio if they believe:

- a stock no longer meets their valuation criteria
- a stock's risk parameters outweigh its return opportunity
- more attractive alternatives are identified
- specific events after a stock's prospects.

Futures contracts, a type of derivative security can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than the notional value of the investment.

When the managers believe it is prudent, the Portfolio may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


In the event of exceptional market or economic conditions, the Portfolio may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. The Portfolio generally limits its purchase of debt securities to investment grade obligations, except for convertible debt securities, which may be rated below investment grade. To the extent the Portfolio assumes a defensive position, it will not be pursuing its objective of long-term growth of capital.


                            ING BARON ASSET PORTFOLIO

In making investment decisions for the Portfolio, BAMCO seeks securities that it believes have favorable price to value characteristics based on BAMCO's assessment of their prospects for future growth and profitability and the potential to increase in value at least 100% within four years. BAMCO seeks investments that are supported by long term demographic, economic and societal "mega-trends." BAMCO looks for what it perceives is the ability of a company to grow its business substantially within a four to five year period; special business niches that create unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities. BAMCO seeks to purchase these companies at what it perceives are attractive prices relative to projected future cash flows and asset values, before the companies' long-term business prospects are appreciated by other investors. The Portfolio may take large positions in the companies in which

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BAMCO has the greatest conviction. The Portfolio may also invest in "special situations," which arise when, in the opinion of BAMCO, the securities of a company will at some point be recognized and appreciate in value due to a specific anticipated development at the company.



                      ING BARON SMALL CAP GROWTH PORTFOLIO


In making investment decisions for the Portfolio, BAMCO seeks securities that it believes have favorable price to value characteristics based on BAMCO's assessment of their prospects for future growth and profitability and the potential to increase in value at least 100% within four years. BAMCO seeks investments that are supported by long term demographic, economic and societal "mega-trends." BAMCO looks for the ability of a company to grow its business substantially within a four to five year period; special business niches that create unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities. BAMCO seeks to purchase these companies at what it perceives are attractive prices relative to projected future cash flows and asset values, before the companies' long-term business prospects are appreciated by other investors. The Portfolio may take large positions in the companies in which BAMCO has the greatest conviction.

                    ING COLUMBIA SMALL CAP VALUE II PORTFOLIO

The Portfolio seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of U.S. companies whose market capitalizations fall within the range of companies within the Russell 2000 Value Index and that are believed to have the potential for long-term growth.

The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

- fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity;
- various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The management team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation;
- a company's current operating margins relative to its historic range; and
- indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

The management team may use various strategies, consistent with the Portfolio's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the management team:

- may limit the number of buy and sell transactions it makes;
- may try to sell shares that have the lowest tax burden on shareholders; or
- may offset capital gains by selling securities to realize a capital loss.

While the Portfolio may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

                        ING DAVIS VENTURE VALUE PORTFOLIO

Davis performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value. Under normal circumstances, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The portfolio has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities.

Over the years, Davis has developed a list of characteristics that it believes allow companies to expand earnings over the long term and manage risk to enhance their potential for superior long-term returns (see above under ING Davis Venture Value Portfolio, Principle Investment Strategies). While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

Davis' investment philosophy is not based on momentum, market-timing, or investment fads. Davis uses top-down and bottom-up research to identify long-term growth trends and evaluates risk on a company-by-company basis. Davis also seeks companies that demonstrate longevity and proven owner-oriented management, among other attributes.


                       ING FUNDAMENTAL RESEARCH PORTFOLIO


ING IM applies quantitative research methods to generate investment ideas within each sector. An experienced fundamental research team then focuses on identifying the best ideas within each sector. ING IM then constructs the Portfolio by selecting from these ideas while

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considering sector weights and overall risk control. In managing the
Portfolio, ING IM will emphasize stocks of larger companies (although it may also invest in mid-sized companies). ING IM utilizes an intensive, fundamentally driven research process to evaluate company growth, profitability and valuation characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each sector. In analyzing these characteristics, ING IM attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

                  ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests under normal circumstances at least 90% of its total assets in equity investments. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by GSAM to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO

In seeking to achieve its investment objective, the Portfolio invests, under normal circumstances, at least 90% of its total assets in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. The Portfolio seeks to achieve its investment objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.


The Portfolio's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Portfolio's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Portfolio seeks a broad representation in most major industries and sectors of the U.S. economy.


                      ING JPMORGAN INTERNATIONAL PORTFOLIO

In seeking to achieve its investment objective, the Portfolio invests primarily (at least 65% of its total assets) in the equity securities of foreign companies that JPMorgan London believes have higher growth potential and which are attractively valued. The Portfolio will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets. The Portfolio will seek to invest in those companies that JPMorgan London believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management, capable of defining and implementing company strategies to take advantage of local, regional or global market changes.


The Portfolio also may invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.

                      ING JPMORGAN MID CAP VALUE PORTFOLIO


JPMIM combines quantitative screening with proprietary fundamental analysis to construct the Portfolio's portfolio. JPMIM uses a wide variety of sources and research companies. These sources include electronic screens, JPMIM's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what JPMIM considers to be the key criteria for financial success. Then, JPMIM uses an overlay of more subjective current business and management analysis to form a view on future stock potential.


JPMIM may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. JPMIM may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, JPMIM may sell a security due to extreme over valuation. While JPMIM will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.


              ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. The Portfolio generally invests a substantial portion of its assets in securities issued or guaranteed by various government sponsored enterprises. In managing the Portfolio, Lord Abbett seeks securities that it expects will produce high current income consistent with reasonable risk. Lord Abbett also seeks to construct a portfolio with an average duration ranging between three and eight years. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Lord Abbett may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


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                 ING MFS CAPITAL OPPORTUNITIES PORTFOLIO

In seeking to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Portfolio focuses on companies, which MFS believes, have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


                     ING NEUBERGER BERMAN PARTNERS PORTFOLIO

The Portfolio seeks to reduce risk by diversifying among many companies and industries. The Portfolio invests mainly in common stocks of mid- to large-capitalization companies. In selecting investments for the Portfolio, Neuberger Berman looks for well-managed companies with strong balance sheets whose stock prices are undervalued. The factors that Neuberger Berman uses to identify such companies may include: strong fundamentals, such as a company's financial, operational, and competitive positions; relatively high operating profit margins and returns; and a sound internal earnings record. Neuberger Berman also may seek other characteristics in a company in which the Portfolio may invest, such as a strong market position relative to competitors; a high level of stock ownership among management; and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

                     ING NEUBERGER BERMAN REGENCY PORTFOLIO

The Portfolio seeks to reduce risk by diversifiying among many companies, sectors and industries. The Portfolio invests mainly in common stocks of mid-capitalization companies. In selecting investments for the Portfolio, Neuberger Berman looks for undervalued companies with high-quality businesses. The factors that Neuberger Berman uses to identify such companies may include: above-average returns on invested capital; strong management teams; and solid balance sheets. This approach is designed to let the Portfolio benefit from potential increases in stock prices while limiting the risks typically associated with stocks. From time to time Neuberger Berman may emphasize investment in sectors that it believes will benefit from market or economic trends. Neuberger Berman follows a disciplined selling strategy and may sell stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.


                       ING OPCAP BALANCED VALUE PORTFOLIO


While the Portfolio does not limit its investments to issuers in a particular capitalization range, OpCap currently focuses on securities of mid-size and larger established companies.


In selecting securities for the Portfolio, OpCap uses a "value" approach to investing. OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process for equity securities includes the following techniques:

- A "bottom up" analytical approach using fundamental research to focus on a particular issuer before considering industry trends, by evaluating each issuer's characteristics, financial results and management;
- A search for securities of established companies believed to be undervalued and having a high return on capital, a strong management committed to shareholder value, and positive cash flows; and
- Ongoing monitoring of issuers for fundamental changes in the company that might alter OpCap's initial expectations about the security and might result in a decision to sell the security.

The Portfolio also may invest in corporate bond obligations, as well as government obligations and mortgage-related securities. Debt securities are selected primarily for their income possibilities and capital appreciation and their relative emphasis in the Portfolio may be greater when the stock market is volatile. The Portfolio has no limit on the range of maturities of the debt securities it can buy. The debt securities that the Portfolio buys may be rated by nationally-recognized rating organizations or they may be unrated securities assigned a rating by OpCap. In addition, the Portfolio's investments in debt securities can be above or below investment grade in quality. A listing of the ratings definitions of the principal rating organizations is found in the Appendix A to the SAI.

                        ING OPPENHEIMER GLOBAL PORTFOLIO


The allocation of the Portfolio's investment portfolio among different investments will vary over time based upon Oppenheimer's evaluation of economic and market trends. The Portfolio's investment portfolio might not always include all of the different types of investments described in this Prospectus. Oppenheimer tries to reduce risks by carefully researching securities before they are purchased. The Portfolio

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attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its total assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.


The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The Portfolio can also buy foreign debt securities.

The Portfolio's investments include common stocks of foreign and domestic companies that Oppenheimer believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because Oppenheimer believes the price of their stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not produce the expected results, or if growth investing falls out of favor with investors.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. In addition, the Portfolio may invest in derivative instruments, including options, futures and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options).

                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO


The Portfolio's principal investment strategies are discussed under "Portfolio Summary." These strategies involve the allocation of the Portfolio's investment portfolio among the different types of permitted investments. This allocation will vary over time, based upon Oppenheimer's evaluation of economic and market trends. At times, the Portfolio might emphasize investments in one or two sectors because of Oppenheimer's evaluation of the opportunities for high current income from debt securities in those sectors, relative to other sectors. The Portfolio's investment portfolio might not always include all of the different types of investments described in this Prospectus.


The Portfolio can invest in different types of debt securities. A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Portfolio buys may be rated by nationally recognized statistical rating organizations or they may be unrated securities assigned an equivalent rating by Oppenheimer. The Portfolio's investments may be investment grade or below investment grade in credit quality and the Portfolio can invest without limit in below investment grade debt securities, commonly known as "junk bonds." These typically offer higher yields than investment grade bonds because investors assume greater risks of default on these securities. The ratings definitions of the principal national rating organizations are included in Appendix A to the SAI.

The Portfolio can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

                        ING PIMCO TOTAL RETURN PORTFOLIO


The Portfolio seeks maximum total return. The total return sought consists of both income earned on the Portfolio's investments and capital appreciation, if any, arising from increases in the market value of the Portfolio's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.


In selecting securities for the Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and used other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

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                        ING PIONEER HIGH YIELD PORTFOLIO

Under normal market conditions, the Portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. Pioneer uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio's investment portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates, including fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. Pioneer periodically adjusts sector weightings to reflect its outlook on the market for high yield securities.


                ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are either companies that SaBAM believes are early in their life cycle and have the potential to become major enterprises or are major enterprises whose rates of earnings growth and/or cash flow SaBAM believes will accelerate. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.


SaBAM selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and SaBAM's large group of equity research analysts.


                 ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

The Portfolio normally invests at least 80% of its net assets in equity securities of large capitalization companies and related instruments. The Portfolio may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. While the Portfolio intends to invest substantially all of its assets in equity securities, the Portfolio may maintain up to 20% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. The Portfolio may invest up to 20% of its assets in equity securities of companies that are not considered to be large capitalization companies.


             ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests at least 80% of its total assets in the equity securities of companies that have a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P 400 Index. The Portfolio will be broadly diversified and will focus on mid-size companies whose earnings are expected to grow at a rate faster than the average company. The Portfolio may also purchase foreign stocks (up to 25% of total assets), futures and options in keeping with its investment objective.


                    ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO


In seeking to achieve its investment objectives, the Portfolio invests primarily in the common stocks of a diversified group of growth companies. T. Rowe Price normally (but not always) seeks to invest in companies that have the ability to pay increasing dividends through strong cash flows. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


The Portfolio may also purchase foreign stocks, hybrid instruments, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. Portfolio investments in foreign securities are limited to 30% of total assets.


                     ING TEMPLETON FOREIGN EQUITY PORTFOLIO

In selecting securities for the Portfolio, Templeton attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

When Templeton believes market or economic conditions are unfavorable for investors, it may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements, among others. Templeton also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment objective.


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                     ING UBS U.S. LARGE CAP EQUITY PORTFOLIO


In seeking to achieve its investment objective, the Portfolio invests primarily in U.S. equity securities, including dividend paying securities, common stock and preferred stock. The Portfolio focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. The Portfolio may invest in companies of any size although, in general, the Portfolio emphasizes large capitalization stocks. The Portfolio's investments may include securities traded on securities exchanges or in the over the counter markets.

                     ING UBS U.S. SMALL CAP GROWTH PORTFOLIO

In seeking to achieve its investment objective, the Portfolio invests primarily in equity securities of U.S. small capitalization companies, including common stock and preferred stock. The Portfolio may invest in foreign securities and may use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In selecting securities, UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities.


                        ING VAN KAMPEN COMSTOCK PORTFOLIO


In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. Van Kampen emphasizes a value style of investing seeking well-established, undervalued companies. Van Kampen generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio's style presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in issuers of small-, medium- or large-sized companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent Van Kampen invests in small- and medium-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.


The Portfolio may dispose of a security whenever Van Kampen believes factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, a change in the relative market performance or appreciation possibilities offered by an individual security and other circumstances bearing on the desirability of a given instrument.

                   ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO


In selecting securities, Van Kampen focuses on a security's potential for income and long-term growth of capital. The Portfolio emphasizes a value style of investing and seeks income-producing securities that have attractive growth potential on an individual company basis. Van Kampen seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio's style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Portfolio may invest in securities that do not pay dividends or interest and securities that have above average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio's investment performance. In an effort to reduce the Portfolio's overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. Van Kampen focuses on large size companies, although the Portfolio may invest in companies of any size.

Income producing securities can include common and preferred stocks and convertible securities, including below investment grade convertible securities. In addition, while the Portfolio primarily invests in income-producing equity securities, it also may invest in investment grade quality debt securities at the time of purchase. The Portfolio may invest up to 10% of its total assets in real estate investment trusts ("REITs") and 25% of its total assets in securities of foreign issuers and up to 10% of its net assets in illiquid securities and certain restricted securities. The Portfolio may engage in repurchase agreements with broker-dealers, banks and other financial institutions for cash management purchases.


                          MANAGEMENT OF THE PORTFOLIOS


ADVISER. ING Life Insurance and Annuity Company ("ILIAC"), a Connecticut insurance corporation, serves as the adviser to each of the Portfolios. ILIAC has overall responsibility for the management of the Portfolios. ILIAC provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ILIAC is registered with the SEC as an investment adviser. ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 30, 2005, ILIAC managed over $11 billion in registered investment company assets. The principal address of ILIAC is 151 Farmington Avenue, Hartford, Connecticut 06156.

ILIAC, subject to the supervision of the Board of Directors of the Company (each a "Director", and collectively, "Directors"), acts as a "manager-of-managers" for the Portfolios. In this capacity, ILIAC and oversees the Company's day-to-day operations and oversees the investments activities of each Portfolio. ILIAC delegates to sub-advisers the responsibility for investment management of each Portfolio, subject to ILIAC's oversight. From time to time, ILIAC also recommends the appointment of additional or replacement sub-advisers to the Company's Directors. On May 24, 2002, the Company and ILIAC received exemptive relief from the SEC permitting ILIAC and the Company, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval. The Company will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

ILIAC receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



                  PORTFOLIO                                            FEES (AS A % OF AVERAGE DAILY NET ASSETS)
ING American Century Large Company Value                                                0.80%
ING American Century Select                                                             0.75%
ING American Century Small-Mid Cap Value                                                1.00%
ING Baron Asset(1)                                                                      0.95%
ING Baron Small Cap Growth                                                              0.85%
ING Columbia Small Cap Value II(2)                                                      0.95%
ING Davis Venture Value                                                                 0.80%
ING Fundamental Research                                                                0.60%
ING Goldman Sachs(R) Capital Growth                                                     0.80%
ING Goldman Sachs(R) Structured Equity                                                  0.70%
ING JPMorgan International                                                              0.80%
ING JPMorgan Mid Cap Value                                                              0.75%
ING Lord Abbett U.S. Government Securities(1)                                           0.47%
ING MFS Capital Opportunities                                                           0.65%
ING Neuberger Berman Partners(1)                                                        0.60%
ING Neuberger Berman Regency(1)                                                         0.75%
ING OpCap Balanced Value                                                                0.80%
ING Oppenheimer Global                                                                  0.60%
ING Oppenheimer Strategic Income                                                        0.50%
ING PIMCO Total Return                                                                  0.50%
ING Pioneer High Yield(1)                                                               0.60%
ING Salomon Brothers Aggressive Growth                                                  0.70%
ING Salomon Brothers Large Cap Growth                                                   0.69%
ING T. Rowe Price Diversified Mid Cap Growth                                            0.80%
ING T. Rowe Price Growth Equity                                                         0.60%
ING Templeton Foreign Equity(1)                                                         0.80%
ING UBS U.S. Large Cap Equity                                                           0.70%
ING UBS U.S. Small Cap Growth(2)                                                        0.90%
ING Van Kampen Comstock                                                                 0.60%
ING Van Kampen Equity and Income                                                        0.66%


----------

(1) Because the Portfolios did not have a full year of operations as of the date of this Prospectus, the advisory fee reflects the current contract rate.
(2) Because the Portfolios had not commenced operations as of the date of this Prospectus, the advisory fee reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and sub-advisory contracts, for all Portfolios, except ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio, please refer to the annual shareholder report, dated December 31, 2005. For ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio, please refer to the SAI dated May 1, 2006 and the semi-annual shareholder report that will be dated June 30, 2006.

ILIAC is responsible for all of its own costs, including costs of the Adviser's personnel required to carry out its investment advisory duties.

In addition to paying fees under the Portfolios' applicable Distribution/Shareholder Services Plans, the Portfolios' adviser or, ING Financial Advisers, LLC ("Financial Advisers"), out of its own resources may pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts Variable Contracts for which the Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Portfolios by those companies. ILIAC and Financial Advisers may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive, or other payments may be made as an incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company. These additional payments are not disclosed in a Portfolio Fees and Expenses Table in the Prospectus, and do not increase, directly or indirectly, the fees and expenses payable by a Portfolio. ILIAC and Financial Advisers do not receive any separate fees from the Portfolios for making these payments.

More particularly, ILIAC may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or to Qualified Plan participants, if the Portfolio sells to Qualified Plans. ILIAC has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; Southland Life Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 35 basis points, computed based on assets attributable to contract holders and plan participants with interests in the Portfolios through these insurers, for administrative services provided to the Portfolios. During the year ended December 31, 2005, ILIAC paid approximately $___ million pursuant to such arrangements with these insurance companies, applicable to all the Portfolios.


The insurance companies through which investors hold shares of the Portfolios also may pay fees in connection with distribution of Variable Contracts and for services provided to contract owners and/or Qualified Plan participants. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


SUB-ADVISERS. ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO, ING AMERICAN CENTURY SELECT PORTFOLIO AND ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO. The Adviser has engaged American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri, 64111, as Sub-Adviser to ING American Century Large Company Value Portfolio, ING American Century Select Portfolio and ING American Century Small-Mid Cap Value Portfolio. American Century has been an investment adviser since 1958 and as of December 31, 2005 American Century had $___ billion in assets under management.


ING American Century Large Company Value Portfolio is managed by a team of portfolio managers comprised of Mark Mallon, Chief Investment Officer and Executive Vice President, Charles A. Ritter, Vice President and Senior Portfolio Manager, and Brendan Healy, Vice President and Portfolio Manager. Each team member has been managing the Portfolio since April 2005. Mr. Mallon joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder. Mr. Ritter joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a CFA charterholder. Mr. Healy joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas--Austin. He is a CFA charterholder.

ING American Century Select Portfolio is co-managed by John R. Sykora and Keith Lee. Mr. Sykora, Vice President and Senior Portfolio Manager of American Century, has been a member of the large cap growth team that manages the Portfolio and a similar American Century fund since September 2002. He joined American Century in May 1994 as an Investment Analyst and became a Portfolio Manager in November 1997. He is a CFA charterholder. Mr. Lee, Portfolio Manager of American Century, has been a member of the large cap growth team that manages the Portfolio and a similar American Century fund since October 2001. He became a Portfolio Manager in July 2003. He was an International Analyst for American Century from July 1998 to July 2000 and a Telecommunications Analyst for Galleon Management from July 2000 to September 2001. He is a CFA charterholder.

ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele Kevin Laub, Phillip N. Davidson, Scott A. Moore, and Michael Liss. Mr. Giele, Vice President and Senior Portfolio Manager, joined American Century as an Investment Analyst in 1998 and has managed the Portfolio since 2002. Before joining American Century, he was an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998. Mr. Laub, Vice President and Portfolio Manager, joined American Century as an Investment Analyst in 1998. Before joining American Century, he was a senior auditor at Deloitte & Touche LLP, where he spent three years planning and supervising audits. Mr. Laub has managed the Portfolio since 2003. Mr. Davidson, Chief Investment Officer-Value and Senior Vice President, joined American Century in 1993 and has managed the Portfolio since May 2006. Mr. Moore, Vice President and Senior Portfolio Manager, joined American Century in 1993 and became a portfolio manager in 1999. He has managed the Portfolio since May 2006. Mr. Liss, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004. He has managed the Portfolio since May 2006.

ING BARON SMALL CAP GROWTH PORTFOLIO. The Adviser has engaged BAMCO, Inc. ("BAMCO"), 767 Fifth Avenue, New York, New York, 10153, a subsidiary of Baron Capital Group Inc., as Sub-Adviser to ING Baron Asset Portfolio and ING Baron Small Cap Growth Portfolio. BAMCO has been an investment adviser since March 6, 1987, and as of December 31, 2005, BAMCO had $____ billion in mutual fund assets under management.

Ronald Baron and Andrew Peck have served as the portfolio managers for ING Baron Asset Portfolio since its inception. Mr. Baron, Founder, Chief Executive Officer and Chairman of BAMCO, has managed money for clients since 1975. Mr. Peck, a Vice President of BAMCO, has worked at BAMCO as an analyst since February 1998 and has been a portfolio manager since July 2003.

Ronald Baron, Founder, Chief Executive Officer, Chief Investment Officer and Chairman of BAMCO is the Portfolio Manager of the ING Baron Small Cap Growth Portfolio. Mr. Baron has been a portfolio manager since 1987 and has managed money for others since 1975.

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO. The Adviser has engaged Columbia Management Advisors, LLC ("CMA"), 100 Federal Street, Boston, MA 02110, as Sub-Adviser to ING Columbia Small Cap Value II Portfolio. CMA is a registered investment adviser and an indirect wholly-owned subsidiary of Bank of America, N.A. Its management expertise covers all major domestic asset classes, including equity and fixed-income securities and money market instruments. CMA acts as investment adviser for individuals, corporations, private investment companies and financial institutions. As of September 30, 2005, CMA had over $286 billion in total mutual fund assets under management.

Jarl Ginsberg is a portfolio manager and senior research analyst for CMA. He has managed the Portfolio since inception. Mr. Ginsberg is responsible for research, stock selection and portfolio construction for the small-cap product. Prior to joining CMA, Mr. Gingsberg was a research analyst for Pilgrim, Baxter & Associates (2002-2003) and a portfolio manager and analyst for BlackRock Inc. (1998-2002).

Christian Stadlinger is a senior portfolio manager for CMA with a primary focus on managing small-cap value assets. In this role, he is responsible for all research, stock selection and portfolio constructions for the Portfolio. Prior to joining CMA in 2002, Dr. Stadlinger worked as a team leader and senior portfolio manager for BlackRock Inc.

ING DAVIS VENTURE VALUE PORTFOLIO. The Adviser has engaged Davis, 2949 East Elvira Road, Suite 101, Tucson AZ 85706, as Sub-Adviser to ING Davis Venture Value Portfolio. Davis also serves as investment adviser for other mutual funds and institutional and individual clients. Davis has been an investment adviser since 1969, and as of December 31, 2005, managed approximately $72 billion in assets.

Christopher C. Davis and Kenneth C. Feinberg are primarily responsible for the day-to-day management of ING Davis Venture Value Portfolio. Mr. Davis has served as a Portfolio Manager of ING Davis Venture Value Portfolio since October 2005, and also manages other equity funds advised or sub-advised by Davis. Mr. Davis has served as a research analyst and portfolio manager with Davis since 1989 and has served as Chief Executive Officer of Davis since 2000. Kenneth C. Feinberg has served as a Portfolio Manager of ING Davis Venture Value Portfolio since October 2005, and also manages other equity funds advised or sub-advised by Davis. Mr. Feinberg started with Davis as a research analyst in December 1994.

ING FUNDAMENTAL RESEARCH PORTFOLIO. The Adviser has engaged ING Investment Management Co. ("ING IM"), 230 Park Avenue, New York, New York 10169, as Sub-Adviser to the ING Fundamental Research Portfolio. ING IM has been an investment adviser since 1972 and manages investments totaling approximately $____ billion in assets as of December 31, 2005.


The Portfolio is managed by Christopher F. Corapi.

Mr. Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has been managing the Portfolio since April 2005. Mr. Corapi joined ING IM in February 2004 and has over 20 years of investment experience. Prior to joining ING IM, Mr. Corapi served as the Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and the Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.


ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO AND ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO. The Adviser has engaged Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly-owned subsidiary of The Goldman Sachs Group, Inc., 32 Old Slip, New York, New York 10005, as Sub-Adviser to ING Goldman Sachs(R) Capital Growth Portfolio and ING Goldman Sachs(R) Structured Equity Portfolio. GSAM is a part of the Investment Management Division ("IMD") and an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). Prior to the end of April 2003, Goldman Sachs Asset

Management, a business unit of Goldman Sachs, served as the Sub-Adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs' sub-advisory responsibilities. As of December 31, 2005, GSAM, along with other units of IMD, had assets under management of $____ billion.

GSAM uses a team approach in its management of the ING Goldman Sachs(R) Capital Growth Portfolio. David G. Shell, CFA, Steven M. Barry, and Gregory H. Ekizian, CFA, are primarily responsible for the day-to-day management of the Portfolio. David G. Shell is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle. Steven M. Barry is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1999. From 1988 to 1999, Mr. Barry was a portfolio manager at Alliance Capital Management. Gregory A. Ekizian is a Managing Director, Co-Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager and Co-Chair of the Growth Investment Committee in 1997. From 1990 to 1997, Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

GSAM uses a team approach in its management of the ING Goldman Sachs(R) Structured Equity Portfolio. Melissa R. Brown, CFA and Robert C. Jones are primarily responsible for the day-to-day management of the Portfolio. Melissa Brown is Managing Director and Senior Portfolio Manager with GSAM, her employer since 1998. Gary Chropurka is a Vice President and Head of Portfolio Implementation with GSAM. Mr. Chropurka joined GSAM in March 1998. Mr. Jones has managed the Portfolio since April, 2006. He is a managing director and portfolio manager with Goldman Sachs Asset Management, his employer since 1989. From 1987 to 1989 he was a senior quantitative analyst with Goldman Sachs Investment Research. Prior to that, he provided quantitative research for both a major investment firm and an options consulting firm. Jones holds the Chartered Financial Analysts designation, he is also an officer of the Society of Quantitative Analysts.

ING JPMORGAN INTERNATIONAL PORTFOLIO. The Adviser has engaged J.P. Morgan Asset Management (London) Ltd., ("JPMorgan London") as Sub-Adviser for the Portfolio. The principal business address of JPMorgan London is 20 Finsbury Street, London, U.K., EC2Y 9AQ, United Kingdom. JPMorgan London is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. As of December 31, 2005, JPMorgan London and its affiliates had over $___ billion in assets under management.

The portfolio is managed on a team-basis by JPMorgan's London-based Global Portfolios Group. This group is headed by Howard Williams, a Managing Director and senior portfolio manager. Mr. Williams has been an employee since 1994 and a senior portfolio manager for the Global Portfolios Group since it was established in 1998. James Fisher is the lead portfolio manager for all EAFE portfolios managed by this Group and is the individual primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Fisher is a Managing Director and has worked at JPMorgan and its predecessor companies since 1985 in numerous investment roles and has managed the Portfolio since December 2002.

ING JPMORGAN MID CAP VALUE PORTFOLIO. The Adviser has engaged J.P. Morgan Investment Management Inc. ("JPMIM"), 522 Fifth Avenue, New York, New York 10036, as Sub-Adviser for the Portfolio. JPMIM is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM has been an investment adviser since 1984, and as of December 31, 2005, JPMIM, and its affiliates had over $____ billion in asset under management.


Jonathan K.L. Simon and Lawrence Playford serve as Portfolio Managers of the Portfolio. Mr. Simon is a Managing Director and has worked as a portfolio manager with various affiliates of JPMIM since 1980 and is currently a Managing Director of JPMIM. Lawrence Playford, Vice President, is an energy, utilities and industrials analyst in the U.S. Equity Group. An employee since 1993, Mr. Playford joined the investment team in October 2003 after serving as a client portfolio manager working directly with the U.S. Equity Group's investment teams to communicate investment strategy and results to clients since 2001. Prior to that, he was a client advisor at JPMorgan Private Bank, providing investment and financial planning advice to high net worth clients.


ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO. The Adviser has engaged Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302, as Sub-Adviser to ING Lord Abbett U.S. Government Securities Portfolio. Founded in 1920, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management as of December, 2005 of approximately $____ billion.

Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team for the Portfolio and is primarily responsible for the day-to-day management of the Portfolio. Mr. Gerber joined Lord Abbett in 1997 and has managed the Portfolio since its inception.

The other senior team members are Walter H. Prahl and Robert A. Lee. Mr. Prahl, Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997. Mr. Lee, Partner and Fixed Income Investment Manager, joined Lord Abbett in 1997. Each has managed the Portfolio since its inception.

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO. The Adviser has engaged Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, as Sub-Adviser to ING MFS Capital Opportunities Portfolio. MFS has been engaged in the investment management business since 1924 and is an indirect subsidiary of Sun Life Financial, Inc. (an insurance company). Net assets under management of MFS were approximately $____ billion as of December 31, 2005.

Jeffrey C. Constantino and Gregory W. Locraft, Jr. serve as the management team for ING MFS Capital Opportunities Portfolio. Mr. Constantino and Mr. Locraft have managed the Portfolio since December 2005. Mr. Constantino is Vice President of MFS and has been employed in the investment management area of MFS since 2000. Mr. Locraft is Vice President of MFS and has been employed in the investment management area of MFS since 1998.

ING NEUBERGER BERMAN PARTNERS PORTFOLIO AND NEUBERGER BERMAN REGENCY PORTFOLIO. The Adviser has engaged Neuberger Berman, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 as Sub-Adviser to ING Neuberger Berman Partners Portfolio and ING Neuberger Berman Regency Portfolio. As of December 31, 2005, assets under management were approximately $____ billion.

S. Basu Mullick serves as the portfolio manager for the ING Neuberger Berman Partners Portfolio and the ING Neuberger Berman Regency Portfolio . Mr. Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. Since 1998, Mr. Mullick has managed a Neuberger fund that is managed in a style substantially similar to that in which ING Neuberger Berman Partners Portfolio and ING Neuberger Berman Regency Portfolio are managed. He served as a portfolio manager at Ark Asset Management from 1993 to 1998.

ING OPCAP BALANCED VALUE PORTFOLIO. The Adviser has engaged OpCap Advisors LLC ("OpCap"), a wholly owned subsidiary of Oppenheimer Capital LLC, 1345 Avenue of the Americas, New York, New York 10105-4800, as Sub-Adviser to ING OpCap Balanced Value Portfolio. OpCap is a wholly-owned subsidiary of Oppenheimer Capital. Oppenheimer Capital is a wholly-owned subsidiary of Allianz Global Investors U.S. Equities LLC, a subsidiary of Allianz Global Investors of America L.P. OpCap has operated as an investment adviser to investment companies, institutions, and other investors since its organization in 1987, and as of December 31, 2005, OpCap and its parent, Oppenheimer Capital, advised accounts having assets in excess of $____ billion.

Colin Glinsman is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Glinsman is a Managing Director and Chief Investment Officer of Oppenheimer Capital, the immediate parent of OpCap. He has been a portfolio manager since December 1992 and prior to that he was a securities analyst for Oppenheimer Capital.

ING OPPENHEIMER GLOBAL PORTFOLIO AND ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO. The Adviser has engaged OppenheimerFunds, Inc. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080, as Sub-Adviser to ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio. OppenheimerFunds, Inc. has operated as an investment advisor since January 1960. As of December 31, 2005, OppenheimerFunds, Inc. managed approximately $____ billion in assets.

ING Oppenheimer Global Portfolio is managed by Rajeev Bhaman. Mr. Bhaman has been a Vice President of Oppenheimer since January 1997 and is a portfolio manager of other funds managed by Oppenheimer. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed by Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales. Mr. Bhaman has managed the Portfolio since August 2004.


ING Oppenheimer Strategic Income Portfolio is managed by Arthur P. Steinmetz. Mr. Steinmetz has been a Senior Vice President of Oppenheimer since March 1993. He also serves as officer and portfolio manager for a number of Oppenheimer funds. He has managed the Portfolio since its inception.


ING PIMCO TOTAL RETURN PORTFOLIO. The Adviser has engaged Pacific Investment Management LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, as Sub-Adviser to ING PIMCO Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. with a minority interest held by PIMCO Partners, LLC. PIMCO has been an investment adviser since 1971, and as of December 31, 2005, PIMCO had approximately $594.1 billion in assets under management. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight, is responsible for the day-to-day management of the Portfolio. Mr. Hamalainen previously served as PIMCO's head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team. He has been with PIMCO since 1994 and has managed the Portfolio since May 2002.

ING PIONEER HIGH YIELD PORTFOLIO. The Adviser has engaged Pioneer, 60 State Street, Boston, Massachusetts 02109, as Sub-Adviser to the ING Pioneer High Yield Portfolio. As of December 31, 2005, assets under management were approximately $____ billion.

Margaret D. Patel provides day-to-day management services to the Portfolio. Ms. Patel, a senior vice president of Pioneer, joined Pioneer as a vice president in August 1999 and has been an investment professional since 1972.

Ms. Patel is supported by a team of fixed income portfolio managers led by Kenneth J. Taubes, who is responsible for overseeing the U.S. and global fixed income team. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Ms. Patel and the team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO AND ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO. The Adviser has engaged Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, NY 10022, as Sub-Adviser to ING Salomon Brothers Aggressive Growth Portfolio and ING Salomon Brothers Large Cap Growth Portfolio. SaBAM has affiliates in London, Tokyo and Hong Kong. Together they provide a broad range of equity and fixed-income investment management services to individuals and institutions. SaBAM has been an investment adviser since 1987, and as of December 31, 2005, SaBAM managed $_____ billion in assets.

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On December 1, 2005 Citigroup Inc. ("Citigroup") completed the sale of substantially all of its asset management business, Citigroup Asset Management, to Legg Mason, Inc. As a result, SaBAM became a wholly owned subsidiary of Legg Mason, Inc. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland, 21202, is a financial services holding company.

Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates, as well as SaBAM, are not affiliated with Citigroup.

ING Salomon Brothers Aggressive Growth Portfolio is managed by Richie Freeman. Mr. Freeman has been with SaBAM or its predecessor firms since 1983, serving as Managing Director and Portfolio Manager. Mr. Freeman manages the Smith Barney Aggressive Growth Fund, multicap growth portfolios, mid/small cap portfolios on a private portfolio basis, as well as the offshore U.S. Aggressive Growth Fund, and co-manages the Salomon Brothers Variable Emerging Growth Fund.

Alan Blake is primarily responsible for the day-to-day management of ING Salomon Brothers Large Cap Growth Portfolio. Mr. Blake is a Managing Director and Senior Portfolio Manager and he has been with SaBAM or its affiliates since 1991. He has more than 26 years of securities business experience.

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO AND ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO. The Adviser has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202 as Sub-Adviser to ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio. T. Rowe Price has been engaged in the investment management business since 1937. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. T. Rowe Price and its affiliates managed over $_____ billion as of December 31, 2005, for individual and institutional investors, retirement plans and financial intermediaries.


ING T. Rowe Price Diversified Mid Cap Growth Portfolio is managed by an investment advisory committee. The committee chairman, Donald J. Peters, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Peters is a Vice President of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1993.


ING T. Rowe Price Growth Equity Portfolio is managed by an investment advisory committee. The committee chairman, Robert W. Smith, has day-to-day responsibility for managing the ING T. Rowe Price Growth Equity Portfolio and works with the committee in developing and executing its investment program. Mr. Smith is a Vice President of T. Rowe Price and joined the firm in 1992 as an equity analyst. He has managed the T. Rowe Price Growth Stock Fund since 1997.

ING TEMPLETON FOREIGN EQUITY PORTFOLIO. The Adviser has engaged Templeton, 500 East Broward Blvd., Fort Lauderdale, Florida 33394-3091, as Sub-Adviser to ING Templeton Foreign Equity Portfolio. As of December 31, 2005, Templeton's assets under management were approximately $____ billion.

Gary P. Motyl, Guang Yang and Cindy Sweeting serve as the management team for ING Templeton Foreign Equity Portfolio and have managed the Portfolio since its inception. Mr. Motyl, President of Templeton, has primary responsibility for the Portfolio's investments, and has managed certain of the Templeton funds since 1996. In this capacity, he has had primary responsibility for fund investments and has had authority over all aspects of portfolio management. He joined Franklin Templeton Investments in 1981. Mr. Yang and Ms. Sweeting have secondary portfolio management responsibilities. Mr. Yang, Senior Vice President of Templeton, joined Franklin Templeton Investments in 1995 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment for a number of the Templeton funds during this time. Ms. Sweeting, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1997 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment for a number of the Templeton funds during this time.

ING UBS U.S. SMALL CAP GROWTH PORTFOLIO AND ING UBS U.S. LARGE CAP EQUITY PORTFOLIO. The Adviser has engaged UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), One North Wacker Drive, Chicago, Illinois 60606, as Sub-Adviser to ING UBS U.S. Small Cap Growth Portfolio and ING UBS U.S. Large Cap Equity Portfolio. UBS Global AM is an indirect, wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland. As of December 31, 2005 UBS Global AM managed approximately $___ billion in assets.

Paul Graham and David Wabnik are the ING UBS U.S. Small Cap Growth portfolio managers for the Portfolio and each of them are jointly and primarily responsible for the day-to-day management of the Portfolio. The Portfolio managers have access to members of the UBS US Equities Growth investment management team, each of whom has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Portfolio invests. Information about Mr. Graham and Mr. Wabnik is provided below.

Paul Graham is the head of US Growth Equities at UBS Global AM. Mr. Graham has been an employee of UBS Global AM since 1994, a Managing Director of UBS Global AM since 2003, and portfolio manager of the Portfolio since its inception.


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David Wabnik is a Senior Portfolio Manager at UBS Global AM. Mr. Wabnik has been an employee of UBS Global AM since 1995, an Executive Director of UBS Global AM since 2001 and portfolio manager of the Portfolio since its inception.

Investment decisions for the ING UBS U.S. Large Cap Equity Portfolio are made by the North American Equities Investment Management Team ("N.A. Equities Team"). John Leonard is the lead portfolio manager for the Portfolio and has responsibility for allocating the portfolio among the various managers and analysts on the N.A. Equities Team and reviewing the overall composition of the portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard, Head of N.A. Equities Team, Deputy Global head of Equities and Managing Director, has been with UBS Global AM since 1991. Mr. Leonard has access to certain members of the N.A. Equities Team, including Thomas M. Cole, Thomas Digenan and Scott Hazen. Mr. Cole, Head of Research N.A. Equities Team and Managing Director has been with UBS Global AM since 1985. Mr. Digenan, N.A. Equities Team Strategist since 2001, has been with UBS Global AM since 1995. Mr. Hazen, N.A. Equities Strategist since 2004 has been with UBS Global AM since 1995.

ING VAN KAMPEN COMSTOCK PORTFOLIO AND ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO. The Adviser has engaged Morgan Stanley Investment Management Inc. ("MSIM Inc."), 1221 Avenue of the Americas, New York, New York 10020, as Sub-Adviser to ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley. MSIM Inc., together with its affiliated asset management companies, had approximately $___ billion in assets under management as of December 31, 2005. MSIM Inc. does business in certain instances (including in its role as sub-adviser to the Portfolios) under the name "Van Kampen."


ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers. Current members of the team include
B. Robert Baker, Jason Leder and Kevin Holt, each a Managing Director of Van Kampen. Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover. Lead portfolio manager, Bob Baker, has ultimate responsibility for the strategy and is the final arbiter on decisions.

B. Robert Baker is the Portfolio's lead portfolio manager and has worked for Van Kampen since 1991. Mr. Baker has managed the Portfolio since May 2002. Jason Leder has worked for Van Kampen since 1995 and has managed the Portfolio since May 2002. Kevin Holt has worked for Van Kampen since 1999 and has managed the Portfolio since May 2002.


ING Van Kampen Equity and Income Portfolio is managed by Van Kampen's Equity Income Team. Current members of the team include James Gilligan, James Roeder, Sergio Marcheli, Thomas Bastian and Vince Vizachero. Each member of the team is responsible for specific sectors, with the exception of Sergio Marcheli. All team members are responsible for the day-to-day management of the Portfolio. Mr. Gilligan is responsible for the execution of the overall strategy of the Portfolio.

James Gilligan, is the Portfolios lead portfolio manager and has worked for Van Kampen since 1985 and managed the Portfolio since 2004. James Roeder has worked for Van Kampen since 1999 and has managed the Portfolio since 2004. Sergio Marcheli has worked for Van Kampen since 1995 and has managed the Portfolio since 2004. Mr. Bastian has managed the Portfolio since 2004. Vince Vizachero has worked for Van Kampen since 2001 and has managed the Portfolio since 2004.


The composition of each team may change without notice from time to time.

Each Sub-Adviser, subject to the supervision of the Adviser and the Directors, is responsible for managing the assets of its respective Portfolio(s) in accordance with the Portfolio's investment objective and policies. Each Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

The Adviser has overall responsibility for monitoring the investment program maintained by each Sub-Adviser for compliance with applicable laws and regulations and the respective Portfolio's investment objective.

The Adviser pays each Sub-Adviser a fee at an annual rate based on the average daily net asset value of each Portfolio. The Adviser pays the sub-advisory fee out of its advisory fee.

The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager's ownership of securities in the Portfolios.


                                MORE INFORMATION

- PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

- A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may

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not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

- ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Company at 1-800-262-3862, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

- NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

- PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by ING Financial Advisers. It is a Delaware limited liability company with its principal offices at 151 Farmington Avenue, Hartford, CT 06156.

ING Financial Advisers is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated person, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

- ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class, Class I, and Service Class, shares. The three classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the I Class shares are offered by this Prospectus.

- HOW ING GROUP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is ING Financial Advisers, LLC. ING Financial Advisers, LLC has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the adviser, or the distributor are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.


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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

                             SHAREHOLDER INFORMATION


- NET ASSET VALUE


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by each Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value as of the close of the foreign market on which it principally trades likely would have changed by the time of close of the NYSE or the closing value is otherwise deemed unreliable;
- Securities of an issuer that has entered into a restructuring;
- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there are no current market value quotation; and

- Securities that are restricted to transfer or resale.

The Portfolios or Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form.

- PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

- PURCHASE AND REDEMPTION OF SHARES

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Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies or other permitted investors, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Directors intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan or an investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolios may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

- FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

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Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective and will be made in a manner that is in the best interest of a Portfolio's shareholders.

- PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., a Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


- REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.


- CUSTODIAN

The Bank of New York Company, Inc., One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

- LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

- INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.

- DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

- TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences of purchasing a contract.

                                   PERFORMANCE


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. The ING American Century Large Company Value Portfolio, ING American Century Select Portfolio, ING Baron Asset Portfolio, ING Davis Venture Value, ING Goldman(R) Sachs Structured Equity Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Oppenheimer Global Portfolio, ING Oppenheimer Strategic Income Portfolio, ING Pioneer High Yield Portfolio, ING Salomon Brothers Large Cap Growth Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio, ING Templeton Foreign Equity Portfolio, ING UBS U.S. Small Cap Growth Portfolio, and ING Van Kampen Equity and Income Portfolio have substantially the same investment objective, policies and strategies as one or more existing mutual funds ("Comparable Funds") that are either sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by American Century, BAMCO, CMA, Davis, GSAM, Lord Abbett, Neuberger Berman Oppenheimer, Pioneer, SaBAM, T. Rowe Price, Templeton, UBS Global AM, or Van Kampen, as the case may be.

While the above mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds are presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIOS. The results shown below reflect the reinvestment of dividends and distributions, and were, aside from fee and expense differences, calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund may be shown for a Portfolio, the sub-advisers of certain of the Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total return of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmark.(1)


                                                                                                               10 YEARS
                                                                                                              (OR SINCE
                                                                          1 YEAR      3 YEARS     5 YEARS     INCEPTION)
American Century Large Company Value Fund--Inv. Class (ALVIX)                   %            %           %             %(2)
(Comparable to ING American Century Large Cap Value)
Russell 1000(R) Value Index                                                     %            %           %             %(3)
S&P 500 Index                                                                   %            %           %             %(3)

American Century Select Fund--Inv. Class (TWCIX)                                %            %           %             %
(Comparable to ING American Century Select)
Russell 1000(R) Growth Index                                                    %            %           %             %

Baron Asset Fund (BARAX)                                                        %            %           %             %
(Comparable to ING Baron Asset Portfolio)
Russell Midcap(R) Index                                                         %            %           %             %

Davis NY Venture Fund--(NYVTX)                                                  %            %           %             %
(Comparable to ING Davis Venture Value)
S&P 500 Index                                                                   %            %           %             %

Goldman Sachs Structured U.S. Equity Fund--Class A (GSSQX)                      %            %           %             %
(Comparable to ING Goldman Sachs(R) Core Equity)
S&P 500 Index                                                                   %            %           %             %

Lord Abbett U.S. Government & Government Sponsored
Enterprises Fund (LAGVX)                                                        %            %           %             %
(Comparable to ING Lord Abbett U.S. Government Securities Portfolio)
Lehman Brothers Government Bond Index                                           %            %           %             %

Neuberger Berman Partners Fund--Inv. (NPRTX)                                    %            %           %             %
(Comparable to ING Neuberger Berman Partners Portfolio)
S&P 500 Index                                                                   %            %           %             %

Neuberger Berman Regency Fund--Inv. (NBRVX)                                     %            %           %             %
(Comparable to ING Neuberger Berman Regency Portfolio)
Russell Midcap Value(R) Index                                                   %            %           %             %

Oppenheimer Global Fund--Class A (OPPAX)                                        %            %           %             %
(Comparable to ING Oppenheimer Global)
MSCI World Index(SM)                                                            %            %           %             %

Oppenheimer Strategic Income Fund--Class Y (OSIYX)                              %            %           %             %(4)
(Comparable to ING Oppenheimer Strategic Income)
Lehman Brothers Aggregate Bond Index                                            %            %           %             %
S&P/Citigroup World Government Bond Index                                       %            %           %             %

Pioneer High Yield Fund--Class A (TAHYX)                                        %            %           %             %
(Comparable to ING Pioneer High Yield Portfolio)
Merrill Lynch High Yield Master II Index                                        %            %           %             %
Merrill Lynch Convertible Bonds (Speculative Quality) Index                     %            %           %             %

                                                                                                               10 YEARS
                                                                                                              (OR SINCE
                                                                          1 YEAR      3 YEARS     5 YEARS     INCEPTION)
Smith Barney Large Capitalization Growth Fund--Class A (SBLGX)                  %            %           %             %(5)
(Comparable to ING Salomon Brothers Large Cap Growth)
Russell 1000(R) Growth Index                                                    %            %           %             %(6)
S&P 500 Index                                                                   %            %           %             %(6)

Advanced Capital I Equity Growth Fund--Class I (ADEGX)                          %            %           %             %
(Comparable to ING T. Rowe Price Diversified Mid Cap Growth Portfolio)
S&P 400 Index                                                                   %            %           %             %
Russell MidCap(R) Growth Index                                                  %            %           %             %

Templeton Institutional Foreign Equity Fund--Class I (TFEQX)                    %            %           %             %
(Comparable to ING Templeton Foreign Equity Portfolio)
MSCI EAFE(R) Index                                                              %            %           %             %

UBS U.S. Small Cap Growth Fund (BISCX)                                          %            %           %             %
(Comparable to ING UBS U.S. Small Cap Growth)
Russell 2000(R) Growth Index                                                    %            %           %             %

Van Kampen Equity and Income Fund--Class A (ACEIX)                              %            %           %             %
(Comparable to ING Van Kampen Equity and Income)
S&P 500 Index                                                                   %            %           %             %
Russell 1000(R) Value Index                                                     %            %           %             %


----------


(1) The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower than forecasted growth values. The S&P 500 is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Lehman Brothers Government Bond Index is a market value weighted index designed to measure the performance of U.S. government and government agency securities, less mortgage type securities, with maturities of one year or more. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The MSCIWorld IndexSM is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Merrill Lynch High Yield Master II Index is a broad-based index consisting of all U.S. dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and with a maturity of greater than one year. The Merrill Lynch Convertible Bonds (Speculative Quality) Index is a market-capitalization weighted index including mandatory and nonmandatory domestic corporate convertible securities. The Russell Midcap(R) Growth Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. The Russell 2000(R) Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(2)  Portfolio commenced operations on July 30, 1999.
(3)  Index return is for the period beginning August 1, 1999.

(4) Portfolio commenced operations on January 26, 1998. The index returns for the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index for the period beginning February 1, 1998 are 6.17% and 6.47%, respectively.
(5)  Portfolio commenced operations on July 14, 1997.
(6)  Index return is for the period beginning July 1, 1997.

                           FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance product, and would be lower if they did. This information has been derived from each Portfolio's Financial Statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Company's financial statements, are included in the annual shareholder report, which is incorporated by reference with the SEC. The annual shareholder report is available upon request without charge by calling 1-800-262-3862. Because ING Baron Asset Portfolio, ING Columbia Small Cap Value II Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, ING Templeton Foreign Equity Portfolio and UBS U.S. Small Cap Growth Portfolio did not commence operations as of the fiscal year ended December 31, 2005, financial highlights are not available.



                                                                                    CLASS I
                                                        -----------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                     YEAR ENDED DECEMBER 31,                    (COMMENCEMENT
                                                        --------------------------------------------------    OF OPERATIONS) TO
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO(3)      2005        2004          2003          2002       DECEMBER 31, 2001
-----------------------------------------------------   ---------   ----------    ----------    ----------    -----------------
Net asset value, beginning of period                                $    13.03    $     9.97    $    12.90      $       12.92
                                                                    ----------    ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.17          0.06          0.03               0.01
  Net realized and change in unrealized gain
    (loss) on investments, foreign currency
    and forward foreign currency exchange contracts                       1.15          3.09         (2.94)             (0.03)
                                                                    ----------    ----------    ----------      -------------
  Total income (loss) from investment operations                          1.32          3.15         (2.91)             (0.02)
                                                                    ----------    ----------    ----------      -------------
LESS DISTRIBUTIONS:
  Net investment income                                                  (0.13)        (0.09)        (0.01)                --
  Net realized gain on sale of investments                                  --            --         (0.01)                --
                                                                    ----------    ----------    ----------      -------------
    Total distributions                                                  (0.13)        (0.09)        (0.02)                --
                                                                    ----------    ----------    ----------      -------------
Net asset value, end of period                                      $    14.22    $    13.03    $     9.97      $       12.90
                                                                    ==========    ==========    ==========      =============
Total return                                                             10.24%        31.74%       (22.59)%            (0.15)%(1)
Net assets, end of period (000's)                                   $    2,956    $    1,077    $       35      $          10
Ratio of total expenses to average net assets                             1.00%         1.00%         1.00%              1.00%(2)
Ratio of net investment income to average net assets                      1.39%         1.20%         0.98%              0.83%(2)
Portfolio turnover rate                                                  38.01%        37.69%        46.66%              1.02%(1)


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.
  (3) PRIOR TO APRIL 29, 2005, THE PORTFOLIO WAS KNOWN AS ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO.


                                                                                    CLASS I
                                                        -----------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                     YEAR ENDED DECEMBER 31,                    (COMMENCEMENT
                                                        --------------------------------------------------    OF OPERATIONS) TO
ING AMERICAN CENTURY SELECT PORTFOLIO(3)                   2005        2004          2003          2002       DECEMBER 31, 2001
----------------------------------------                ---------   ----------    ----------    ----------    -----------------
Net asset value, beginning of period                                $     8.90    $     6.62    $     9.85      $        9.92
                                                                    ----------    ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.00*        (0.01)        (0.00)+             0.00*
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                           0.45          2.29         (3.23)             (0.07)
                                                                    ----------    ----------    ----------      -------------
  Total income (loss) from investment operations                          0.45          2.28         (3.23)             (0.07)
                                                                    ----------    ----------    ----------      -------------
Net asset value, end of period                                      $     9.35    $     8.90    $     6.62      $        9.85
                                                                    ==========    ==========    ==========      =============
  Total return                                                            5.06%        34.44%       (32.79)%            (0.71)%(1)
Net assets, end of period (000's)                                   $  202,265    $      721    $       82      $          10
Ratio of total expenses to average net assets                             0.90%         1.00%         1.00%              1.00%(2)
Ratio of net investment income (loss) to average net
  assets                                                                  0.38%        (0.21)%       (0.09)%             0.50%(2)
Portfolio turnover rate                                                 505.97%       168.93%       245.27%              6.09%(1)


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.
  (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING ALGER GROWTH PORTFOLIO.
    *  ROUNDS TO LESS THAN $0.01.
    +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                          CLASS I
                                                                 ----------------------------------------------------------
                                                                                                            PERIOD FROM
                                                                                                             MAY 1, 2002
                                                                         YEAR ENDED DECEMBER 31,            (COMMENCEMENT
ING AMERICAN CENTURY                                             -------------------------------------    OF OPERATIONS) TO
SMALL-MID CAP VALUE PORTFOLIO                                       2005         2004          2003       DECEMBER 31, 2002
-----------------------------                                    ----------   ----------    ----------    -----------------
Net asset value, beginning of period                                          $    10.77    $     8.16      $       10.00
                                                                              ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                             0.03          0.02               0.01
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                                     2.28          2.89              (1.84)
                                                                              ----------    ----------      -------------
  Total income (loss) from investment operations                                    2.31          2.91              (1.83)
                                                                              ----------    ----------      -------------
LESS DISTRIBUTIONS:
  Net investment income                                                            (0.02)        (0.03)             (0.01)
  Net realized gain on sale of investments                                         (0.82)        (0.27)                --
                                                                              ----------    ----------      -------------
    Total distributions                                                            (0.84)        (0.30)             (0.01)
                                                                              ----------    ----------      -------------
Net asset value, end of period                                                $    12.24    $    10.77      $        8.16
                                                                              ==========    ==========      =============
Total return                                                                       21.61%        35.84%            (18.36)%(1)
Net assets, end of period (000's)                                             $   28,433    $    8,007      $         669
Ratio of net expenses to average net assets                                         1.30%         1.32%              1.40%(2)
Ratio of net investment income to average net assets                                0.35%         0.53%              0.48%(2)
Portfolio turnover rate                                                           106.84%       136.81%             70.04%(1)
Ratio of gross expenses prior to expense reimbursements                               --          1.40%                --
Ratio of net investment income to average net assets
  prior to expense reimbursements                                                     --          0.45%                --


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.


                                                                                          CLASS I
                                                                 ----------------------------------------------------------
                                                                                                            PERIOD FROM
                                                                                                             MAY 1, 2002
                                                                         YEAR ENDED DECEMBER 31,            (COMMENCEMENT
ING BARON SMALL                                                  -------------------------------------    OF OPERATIONS) TO
CAP GROWTH PORTFOLIO                                                2005         2004          2003       DECEMBER 31, 2002
--------------------------                                       ----------   ----------    ----------    -----------------
Net asset value, beginning of period                                          $    11.74    $     8.77      $       10.00
                                                                              ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                                              (0.07)        (0.05)             (0.03)
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                                     3.39          3.02              (1.20)
                                                                              ----------    ----------      -------------
  Total income (loss) from investment operations                                    3.32          2.97              (1.23)
                                                                              ----------    ----------      -------------
Net asset value, end of period                                                $    15.06    $    11.74      $        8.77
                                                                              ==========    ==========      =============
Total return                                                                       28.28%        33.87%            (12.30)%(1)
Net assets, end of period (000's)                                             $   29,954    $   10,522      $         706
Ratio of net expenses to average net assets                                         1.20%         1.21%              1.25%(2)
Ratio of net investment loss to average net assets                                 (0.71)%       (0.90)%             (1.01)%(2)
Portfolio turnover rate                                                            19.19%        18.55%             12.42%(1)
Ratio of gross expenses prior to expense reimbursements                               --          1.25%                --
Ratio of net investment income to average net assets
  prior to expense reimbursements                                                     --         (0.94)%               --


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                       YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                        --------------------------------------------------    OF OPERATIONS) TO
ING DAVIS VENTURE VALUE PORTFOLIO                          2005        2004         2003(3)        2002       DECEMBER 31, 2001
---------------------------------                       ---------   ----------    ----------    ----------    -----------------
Net asset value, beginning of period                                $    16.64    $    12.00    $    16.01      $       15.86
                                                                    ----------    ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.05         (0.03)         0.10               0.01
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                           1.40          4.92         (4.01)              0.14
                                                                    ----------    ----------    ----------      -------------
  Total income (loss) from investment operations                          1.45          4.89         (3.91)              0.15
                                                                    ----------    ----------    ----------      -------------
LESS DISTRIBUTIONS:
  Net investment income                                                     --         (0.25)        (0.01)                --
  Net realized gain on sale of investments                                  --            --         (0.09)                --
                                                                    ----------    ----------    ----------      -------------
    Total distributions                                                     --         (0.25)        (0.10)                --
                                                                    ----------    ----------    ----------      -------------
Net asset value, end of period                                      $    18.09    $    16.64    $    12.00      $       16.01
                                                                    ==========    ==========    ==========      =============
Total return                                                              8.71%        41.06%       (24.42)%             0.95%(1)
Net assets, end of period (000's)                                   $    3,295    $    2,102    $       62      $          10
Ratio of total expenses to average net assets                             1.10%         1.10%         1.10%              1.10%(2)
Ratio of net investment income (loss) to
  average net assets                                                      0.31%        (0.21)%        2.13%              1.00%(2)
Portfolio turnover rate                                                  32.87%       105.09%       114.27%              3.84%(1)



  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.
  (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.



                                                                                    CLASS I
                                                        -----------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                       YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                        --------------------------------------------------    OF OPERATIONS) TO
ING FUNDAMENTAL RESEARCH PORTFOLIO(3)                      2005        2004          2003          2002       DECEMBER 31, 2001
-------------------------------------                   ---------   ----------    ----------    ----------    -----------------
Net asset value, beginning of period                                $     7.97    $     6.30    $     8.16      $        8.23
                                                                    ----------    ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.07          0.04          0.03               0.00*
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                           0.73          1.70         (1.89)             (0.07)
                                                                    ----------    ----------    ----------      -------------
  Total income (loss) from investment operations                          0.80          1.74         (1.86)             (0.07)
                                                                    ----------    ----------    ----------      -------------
LESS DISTRIBUTIONS:
  Net investment income                                                  (0.06)        (0.07)        (0.00)+               --
  Net realized gain on sale of investments                                  --            --         (0.00)+               --
                                                                    ----------    ----------    ----------      -------------
    Total distributions                                                  (0.06)        (0.07)        (0.00)                --
                                                                    ----------    ----------    ----------      -------------
Net asset value, end of period                                      $     8.71    $     7.97    $     6.30      $        8.16
                                                                    ==========    ==========    ==========      =============
Total return                                                             10.19%        27.74%       (22.76)%            (0.85)%(1)
Net assets, end of period (000's)                                   $    4,047    $      650    $      199      $          10
Ratio of total expenses to average net assets                             0.80%         0.80%         0.80%              0.80%(2)
Ratio of net investment income to average net assets                      1.33%         1.03%         1.08%              0.66%(2)
Portfolio turnover rate                                                  91.09%        34.75%        59.73%              0.00%(1)#


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.
  (3) PRIOR TO JANUARY 23, 2004, THE PORTFOLIO WAS KNOWN AS ING DSI ENHANCED INDEX PORTFOLIO. FROM JANUARY 23, 2004 TO APRIL 29, 2005, THE PORTFOLIO WAS KNOWN AS ING AELTUS ENHANCED INDEX PORTFOLIO.
    *  ROUNDS TO LESS THAN $0.01.
    +  ROUNDS TO LESS THAN $(0.01).
    #  ROUNDS TO LESS THAN 0.01%.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                    CLASS I
                                                        -----------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                       YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
ING GOLDMAN SACHS(R)                                    --------------------------------------------------    OF OPERATIONS) TO
CAPITAL GROWTH PORTFOLIO                                   2005        2004          2003          2002       DECEMBER 31, 2001
------------------------                                ---------   ----------    ----------    ----------    -----------------
Net asset value, beginning of period                                $    10.40    $     8.40    $    11.15      $       11.24
                                                                    ----------    ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.05          0.02          0.01               0.00*
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                           0.89          1.98         (2.76)             (0.09)
                                                                    ----------    ----------    ----------      -------------
  Total income (loss) from investment operations                          0.94          2.00         (2.75)             (0.09)
                                                                    ----------    ----------    ----------      -------------
LESS DISTRIBUTIONS:
  Net investment income                                                  (0.03)           --         (0.00)+               --
                                                                    ----------    ----------    ----------      -------------
    Total distributions                                                  (0.03)           --         (0.00)                --
                                                                    ----------    ----------    ----------      -------------
Net asset value, end of period                                      $    11.31    $    10.40    $     8.40      $       11.15
                                                                    ==========    ==========    ==========      =============
Total return                                                              9.08%        23.81%       (24.65)%            (0.80)%(1)
Net assets, end of period (000's)                                   $    1,761    $    1,210    $      173      $          10
Ratio of total expenses to average net assets                             1.05%         1.05%         1.05%              1.05%(2)
Ratio of net investment income to average net assets                      0.54%         0.30%         0.45%              0.50%(2)
Portfolio turnover rate                                                  46.00%        22.77%        31.98%              1.11%(1)


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.
    *  ROUNDS TO LESS THAN $0.01.
    +  ROUNDS TO LESS THAN $(0.01).


                                                                                                     CLASS I
                                                                                  ---------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                                 MAY 1, 2003
                                                                                   YEAR ENDED DECEMBER 31,      (COMMENCEMENT
ING GOLDMAN SACHS(R)                                                              ------------------------    OF OPERATIONS) TO
STRUCTURED EQUITY PORTFOLIO                                                          2005          2004       DECEMBER 31, 2003
---------------------------                                                       ----------    ----------    -----------------
Net asset value, beginning of period                                                            $    12.46      $       10.00
                                                                                                ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                                               0.14               0.06
  Net realized and change in unrealized gain on investments, foreign
    currency and forward foreign currency exchange contracts                                          1.44               2.40
                                                                                                ----------      -------------
  Total income from investment operations                                                             1.58               2.46
                                                                                                ----------      -------------
LESS DISTRIBUTIONS:
  Net investment income                                                                              (0.06)                --
  Net realized gain on sale of investments                                                           (0.56)                --
                                                                                                ----------      -------------
    Total distributions                                                                              (0.62)                --
                                                                                                ----------      -------------
Net asset value, end of period                                                                  $    13.42      $       12.46
                                                                                                ==========      =============
Total return                                                                                         13.32%             24.60%(1)
Net assets, end of period (000's)                                                               $        1      $           1
Ratio of total expenses to average net assets                                                         0.90%              0.90%(2)
Ratio of net investment income to average net assets                                                  1.16%              0.80%(2)
Portfolio turnover rate                                                                             120.49%             66.39%(1)


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                    CLASS I
                                                        ----------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
ING JPMORGAN                                            ----------------------------------------------------------------
INTERNATIONAL PORTFOLIO                                   2005         2004          2003         2002(1)        2001
-----------------------                                 ---------   ----------    ----------    ----------    ----------
Net asset value, beginning of period                                $    10.47    $     8.16    $    10.03    $    18.44
                                                                    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.18          0.14          0.06          0.06
  Net realized and change in unrealized gain (loss)
    on investments, foreign currency and forward
    foreign currency exchange contracts                                   1.79          2.26         (1.88)        (4.64)
                                                                    ----------    ----------    ----------    ----------
  Total income (loss) from investment operations                          1.97          2.40         (1.82)        (4.58)
                                                                    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Net investment income                                                  (0.13)        (0.09)        (0.05)        (0.05)
  Net realized gain on sale of investments                                  --            --            --         (3.78)
                                                                    ----------    ----------    ----------    ----------
    Total distributions                                                  (0.13)        (0.09)        (0.05)        (3.83)
                                                                    ----------    ----------    ----------    ----------
Net asset value, end of period                                      $    12.31    $    10.47    $     8.16    $    10.03
                                                                    ==========    ==========    ==========    ==========
Total return                                                             18.89%        29.45%       (18.08)%      (26.93)%
Net assets, end of period (000's)                                   $  374,309    $  338,566    $  282,054    $  369,992
Ratio of total expenses to average net assets                             1.00%         1.00%         1.00%         1.01%
Ratio of net investment income to average net assets                      1.46%         1.56%         0.65%         0.44%
Portfolio turnover rate                                                  12.38%        23.06%       173.74%        96.70%


     (1) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.


                                                                                      CLASS I
                                                                 ----------------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                             MAY 1, 2002
                                                                           YEAR ENDED DECEMBER 31,          (COMMENCEMENT
ING JPMORGAN                                                     -------------------------------------    OF OPERATIONS) TO
MID CAP VALUE PORTFOLIO                                             2005         2004          2003       DECEMBER 31, 2002
-----------------------                                          ----------   ----------    ----------    -----------------
Net asset value, beginning of period                                          $    11.91    $     9.24      $       10.00
                                                                              ----------    ----------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                             0.04          0.05               0.02
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                                     2.44          2.75              (0.75)
                                                                              ----------    ----------      -------------
  Total income (loss) from investment operations                                    2.48          2.80              (0.73)
                                                                              ----------    ----------      -------------
LESS DISTRIBUTIONS:
  Net investment income                                                            (0.04)        (0.05)             (0.03)
  Net realized gain on sale of investments                                         (0.42)        (0.08)                --
                                                                              ----------    ----------      -------------
    Total distributions                                                            (0.46)        (0.13)             (0.03)
                                                                              ----------    ----------      -------------
Net asset value, end of period                                                $    13.93    $    11.91      $        9.24
                                                                              ==========    ==========      =============
Total return                                                                       20.88%        30.31%             (7.30)%(1)
Net assets, end of period (000's)                                             $   55,163    $   16,662      $         957
Ratio of total expenses to average net assets                                       1.10%         1.10%              1.10%(2)
Ratio of net investment income to average net assets                                0.49%         1.04%              0.85%(2)
Portfolio turnover rate                                                            44.80%        44.14%             30.55%(1)


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                    CLASS I
                                                        ----------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
ING MFS CAPITAL                                         ----------------------------------------------------------------
OPPORTUNITIES PORTFOLIO                                   2005         2004         2003(1)       2002(1)        2001
-----------------------                                 ---------   ----------    ----------    ----------    ----------
Net asset value, beginning of period                                $    24.21    $    18.94    $    27.12    $    44.41
                                                                    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.24          0.10          0.04         (0.03)
  Net realized and change in unrealized
    gain (loss) on investments, foreign currency
    and forward foreign currency exchange contracts                       2.86          5.21         (8.22)       (10.25)
                                                                    ----------    ----------    ----------    ----------
  Total income (loss) from investment operations                          3.10          5.31         (8.18)       (10.28)
                                                                    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Net investment income                                                  (0.11)        (0.04)           --            --
  Net realized gain on sale of investments                                  --            --            --         (7.01)
                                                                    ----------    ----------    ----------    ----------
    Total distributions                                                  (0.11)        (0.04)           --         (7.01)
                                                                    ----------    ----------    ----------    ----------
Net asset value, end of period                                      $    27.20    $    24.21    $    18.94    $    27.12
                                                                    ==========    ==========    ==========    ==========
Total return                                                             12.88%        28.07%       (30.16)%      (24.75)%
Net assets, end of period (000's)                                   $  234,606    $  247,542    $  212,841    $  351,204
Ratio of total expenses to average net assets                             0.90%         0.90%         0.90%         0.90%
Ratio of net investment income (loss) to
  average net assets                                                      0.85%         0.47%         0.19%        (0.09)%
Portfolio turnover rate                                                  74.19%        64.97%       151.07%       105.61%


     (1) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.


                                                                                    CLASS I
                                                        -----------------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                              DECEMBER 10, 2001
                                                                     YEAR ENDED DECEMBER 31,                    (COMMENCEMENT
ING OPCAP BALANCED                                      --------------------------------------------------    OF OPERATIONS) TO
VALUE PORTFOLIO                                            2005        2004          2003          2002       DECEMBER 31, 2001
---------------                                         ---------   ----------    ----------    ----------    -----------------
Net asset value, beginning of period                                $    12.32    $     9.66    $    12.40          $  12.55
                                                                    ----------    ----------    ----------          --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.14          0.10          0.07              0.00*
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                           1.15          2.84         (2.68)            (0.15)
                                                                    ----------    ----------    ----------          --------
  Total income (loss) from investment operations                          1.29          2.94         (2.61)            (0.15)
                                                                    ----------    ----------    ----------          --------
LESS DISTRIBUTIONS:
  Net investment income                                                  (0.14)        (0.28)        (0.01)               --
  Net realized gain on sale of investments                                  --            --         (0.12)               --
                                                                    ----------    ----------    ----------          --------
    Total distributions                                                  (0.14)        (0.28)        (0.13)               --
                                                                    ----------    ----------    ----------          --------
Net asset value, end of period                                      $    13.47    $    12.32    $     9.66          $  12.40
                                                                    ==========    ==========    ==========          ========
Total return                                                             10.58%        30.72%       (21.06)%           (1.20)%(1)
Net assets, end of period (000's)                                   $    4,046    $    1,064    $      196          $     10
Ratio of total expenses to average net assets                             1.00%         1.00%         1.00%             1.00%(2)
Ratio of net investment income to average net assets                      0.59%         1.12%         2.11%             0.67%(2)
Portfolio turnover rate                                                 110.18%       124.56%       133.43%             7.53%(1)


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.
    *  ROUNDS TO LESS THAN $0.01.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                 CLASS I
                                                        ---------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                   MAY 1, 2002
                                                               YEAR ENDED DECEMBER 31,            (COMMENCEMENT
                                                        ------------------------------------    OF OPERATIONS) TO
ING OPPENHEIMER GLOBAL PORTFOLIO(3)                        2005        2004          2003       DECEMBER 31, 2002
-----------------------------------                     ---------   ----------    ----------    -----------------
Net asset value, beginning of period                                $    11.23    $     8.40       $    10.00
                                                                    ----------    ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.01          0.00*            0.02
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                           1.69          2.83            (1.62)
                                                                    ----------    ----------       ----------
  Total income (loss) from investment operations                          1.70          2.83            (1.60)
                                                                    ----------    ----------       ----------
LESS DISTRIBUTIONS:
  Net investment income                                                  (0.01)        (0.00)+             --
  Net realized gain on sale of investments                               (0.12)           --               --
                                                                    ----------    ----------       ----------
      Total distributions                                                (0.13)        (0.00)              --
                                                                    ----------    ----------       ----------
Net asset value, end of period                                      $    12.80    $    11.23       $     8.40
                                                                    ==========    ==========       ==========
Total return                                                             15.28%        33.73%          (16.00)%(1)
Net assets, end of period (000's)                                   $  843,253    $      426       $       89
Ratio of total expenses to average net assets                             0.77%         1.20%            1.20%(2)
Ratio of net investment income to average net assets                      1.11%         0.22%            0.33%(2)
Portfolio turnover rate                                                 389.97%       157.47%           87.08%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING MFS GLOBAL GROWTH PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).


                                                                         CLASS I
                                                           -------------------------------------------
                                                                                       PERIOD FROM
                                                                                    NOVEMBER 8, 2004
                                                                                      (COMMENCEMENT
ING OPPENHEIMER STRATEGIC                                      YEAR ENDED           OF OPERATIONS) TO
INCOME PORTFOLIO                                           DECEMBER 31, 2005        DECEMBER 31, 2004
-------------------------                                  -------------------    ---------------------
Net asset value, beginning of period                                                  $    10.00
                                                                                      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                                     0.02
  Net realized and change in unrealized gain on
    investments, foreign currency and forward foreign
    currency exchange contracts                                                             0.12
                                                                                      ----------
  Total income from investment operations                                                   0.14
                                                                                      ----------
LESS DISTRIBUTIONS:
Net investment income                                                                      (0.02)
                                                                                      ----------
    Total distributions                                                                    (0.02)
                                                                                      ----------
Net asset value, end of period                                                        $    10.12
                                                                                      ==========
Total return(1)                                                                             1.39%
Net assets, end of period (000's)                                                     $  103,283
Ratio of total expenses to average net assets(2)                                            0.52%
Ratio of net investment income to average net assets(2)                                     2.56%
Portfolio turnover rate(1)                                                                145.26%


  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                                    CLASS I
                                                                    ---------------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                             MAY 1, 2002
                                                                            YEAR ENDED DECEMBER 31,         (COMMENCEMENT
ING PIMCO                                                           -----------------------------------   OF OPERATIONS) TO
TOTAL RETURN PORTFOLIO                                                2005         2004        2003(3)    DECEMBER 31, 2002
----------------------                                              ---------   ----------   ----------   -----------------
Net asset value, beginning of period                                            $    10.62   $    10.55     $       10.00
                                                                                ----------   ----------     -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                               0.16         0.29              0.09
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency
    exchange contracts                                                                0.33         0.17              0.73
                                                                                ----------   ----------     -------------
  Total income from investment operations                                             0.49         0.46              0.82
                                                                                ----------   ----------     -------------
LESS DISTRIBUTIONS:
  Net investment income                                                              (0.11)       (0.32)            (0.16)
  Net realized gain on sale of investments                                              --        (0.07)            (0.11)
                                                                                ----------   ----------     -------------
    Total distributions                                                              (0.11)       (0.39)            (0.27)
                                                                                ----------   ----------     -------------
Net asset value, end of period                                                  $    11.00   $    10.62     $       10.55
                                                                                ==========   ==========     =============
Total return                                                                          4.61%        4.36%             8.21%(1)
Net assets, end of period (000's)                                               $   78,521   $   43,987     $       8,026
Ratio of total expenses to average net assets                                         0.85%        0.85%             0.85%(2)
Ratio of net investment income to average net assets                                  1.51%        2.67%             2.99%(2)
Portfolio turnover rate                                                             376.96%      471.09%           419.33%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.


                                                                                    CLASS I
                                                        ----------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
ING SALOMON BROTHERS                                    ----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO                               2005         2004        2003(1)         2002          2001
---------------------------                             ---------   ----------    ----------    ----------    ----------
Net asset value, beginning of period                                $    36.41    $    26.35    $    40.73    $    58.36
                                                                    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.03         (0.14)        (0.11)        (0.22)
  Net realized and change in unrealized
    gain (loss) on investments, foreign
    currency and forward foreign currency
    exchange contracts                                                    3.51         10.20        (14.27)       (14.22)
                                                                    ----------    ----------    ----------    ----------
  Total income (loss) from investment operations                          3.54         10.06        (14.38)       (14.44)
                                                                    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Net realized gain on sale of investments                                  --            --            --         (3.19)
                                                                    ----------    ----------    ----------    ----------
    Total distributions                                                     --            --            --         (3.19)
                                                                    ----------    ----------    ----------    ----------
Net asset value, end of period                                      $    39.95    $    36.41    $    26.35    $    40.73
                                                                    ==========    ==========    ==========    ==========
Total return                                                              9.72%        38.18%       (35.31)%      (25.21)%
Net assets, end of period (000's)                                   $  575,903    $  610,593    $  452,465    $  805,194
Ratio of total expenses to average net assets                             0.82%         0.83%         0.82%         0.81%
Ratio of net investment income (loss) to
  average net assets                                                      0.06%        (0.46)%       (0.31)%       (0.48)%
Portfolio turnover rate                                                   3.10%         0.28%       174.11%       159.72%


     (1) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                      CLASS I
                                                                    -------------------------------------------
                                                                                                PERIOD FROM
                                                                                                 MAY 1, 2003
                                                                    YEAR ENDED DECEMBER 31,     (COMMENCEMENT
                                                                    -----------------------   OF OPERATIONS) TO
ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO(3)                     2005         2004      DECEMBER 31, 2003
--------------------------------------------------                  ----------   ----------   -----------------
Net asset value, beginning of period                                            $    12.13      $        10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                        0.00*              (0.02)
  Net realized and change in unrealized gain on
    investments, foreign currency and forward
    foreign currency exchange contracts                                               0.71                2.15

  Total income from investment operations                                             0.71                2.13

LESS DISTRIBUTIONS:
  Net realized gain on sale of investments                                           (0.56)                 --

    Total distributions                                                              (0.56)                 --

Net asset value, end of period                                                  $    12.28      $        12.13

Total return                                                                          6.69%              21.30%(1)
Net assets, end of period (000's)                                               $   18,587      $            1
Ratio of total expenses to average net assets                                         0.89%               0.90%(2)
Ratio of net investment income (loss) to average net assets                           0.04%              (0.26)%(2)
Portfolio turnover rate                                                             291.39%             115.88%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING ALGER CAPITAL APPRECIATION PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.


                                                                                       CLASS I
                                                           -----------------------------------------------------------------------
                                                                                                                    PERIOD FROM
                                                                                                                 DECEMBER 10, 2001
                                                                          YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
                                                           --------------------------------------------------    OF OPERATIONS) TO
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO(3)     2005        2004          2003          2002       DECEMBER 31, 2001
---------------------------------------------------------  ---------   ----------    ----------    ----------    -----------------
Net asset value, beginning of period                                   $     7.40    $     5.11    $     7.29      $     7.23
                                                                       ----------    ----------    ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                                       (0.00)+       (0.02)        (0.01)          (0.00)+
  Net realized and change in unrealized gain (loss)
    on investments, foreign currency and forward
    foreign currency exchange contracts                                      0.66          2.31         (2.17)           0.06
                                                                       ----------    ----------    ----------      ----------
  Total income (loss) from investment operations                             0.66          2.29         (2.18)           0.06
                                                                       ----------    ----------    ----------      ----------
Net asset value, end of period                                         $     8.06    $     7.40    $     5.11      $     7.29
                                                                       ==========    ==========    ==========      ==========
Total return                                                                 9.05%        44.81%       (29.90)%          0.83%(1)
Net assets, end of period (000's)                                      $  474,397    $   35,010    $    2,644      $       10
Ratio of total expenses to average net assets                                0.96%         1.05%         1.05%           1.05%(2)
Ratio of net investment loss to average net assets                          (0.06)%       (0.76)%       (0.68)%         (0.82)%(2)
Portfolio turnover rate                                                    441.11%       187.33%       327.74%          58.25%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO NOVEMBER 8, 2004, THE PORTFOLIO WAS KNOWN AS ING ALGER AGGRESSIVE GROWTH PORTFOLIO.
       +  ROUNDS TO LESS THAN $(0.01).

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                 CLASS I
                                             --------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
ING T. ROWE PRICE                            --------------------------------------------------------------------------------
GROWTH EQUITY PORTFOLIO                          2005             2004             2003            2002(1)           2001
-----------------------                      ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period                          $      45.35     $      34.69     $      45.32     $      60.44
                                                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.29             0.09             0.08             0.09
  Net realized and change in unrealized
    gain (loss) on investments, foreign
    currency and forward foreign
    currency exchange contracts                                       4.24            10.63           (10.63)           (6.23)
                                                              ------------     ------------     ------------     ------------
  Total income (loss) from investment
    operations                                                        4.53            10.72           (10.55)           (6.14)
                                                              ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS:
  Net investment income                                              (0.07)           (0.06)           (0.08)           (0.07)
  Net realized gain on sale of investments                              --               --               --            (8.91)
                                                              ------------     ------------     ------------     ------------
      Total distributions                                            (0.07)           (0.06)           (0.08)           (8.98)
                                                              ------------     ------------     ------------     ------------
Net asset value, end of period                                $      49.81     $      45.35     $      34.69     $      45.32
                                                              ============     ============     ============     ============
Total return                                                         10.02%           30.93%          (23.29)%         (10.21)%
Net assets, end of period (000's)                             $    830,034     $    669,956     $    429,634     $    592,879
Ratio of total expenses to average
  net assets                                                          0.75%            0.75%            0.75%            0.75%
Ratio of net investment income to
  average net assets                                                  0.66%            0.30%            0.21%            0.20%
Portfolio turnover rate                                              39.18%           34.01%           49.23%           64.81%


     (1) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.


                                                                                 CLASS I
                                             --------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO(1)       2005             2004             2003            2002(1)           2001
------------------------------------------   ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period                          $       7.54     $       6.07     $       8.11     $      13.08
                                                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        0.10             0.06             0.03             0.01
  Net realized and change in unrealized
    gain (loss) on investments, foreign
    currency and forward foreign
    currency exchange contracts                                       1.00             1.45            (2.06)           (2.58)
                                                              ------------     ------------     ------------     ------------
  Total income (loss) from investment
    operations                                                        1.10             1.51            (2.03)           (2.57)
                                                              ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS:
  Net investment income                                              (0.06)           (0.04)           (0.01)              --
  Net realized gain on sale of investments                              --               --               --            (2.40)
                                                              ------------     ------------     ------------     ------------
      Total distributions                                            (0.06)           (0.04)           (0.01)           (2.40)
                                                              ------------     ------------     ------------     ------------
Net asset value, end of period                                $       8.58     $       7.54     $       6.07     $       8.11
                                                              ============     ============     ============     ============
Total return                                                         14.76%           24.95%          (24.89)%         (20.78)%
Net assets, end of period (000's)                             $    267,249     $    264,755     $    245,281     $    384,924
Ratio of total expenses to average
  net assets                                                          0.85%            0.85%            0.85%            0.85%
Ratio of net investment income (loss) to
  average net assets                                                  1.22%            0.83%            0.50%            0.15%
Portfolio turnover rate                                             139.86%          125.91%          105.62%           91.72%


     (1) PRIOR TO MAY 1, 2004, THE PORTFOLIO WAS MANAGED BY MFS AND WAS KNOWN AS ING MFS RESEARCH EQUITY PORTFOLIO.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                                     CLASS I
                                                         ------------------------------------------------------------------
                                                                                                            PERIOD FROM
                                                                                                            MAY 1, 2002
                                                                  YEAR ENDED DECEMBER 31,                  (COMMENCEMENT
ING VAN KAMPEN                                           ----------------------------------------        OF OPERATIONS) TO
COMSTOCK PORTFOLIO                                          2005           2004           2003           DECEMBER 31, 2002
-----------------------                                  ----------     ----------     ----------        ------------------
Net asset value, beginning of period                                    $    10.60     $     8.35        $            10.00
                                                                        ----------     ----------        ------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                       0.12           0.09                      0.04
  Net realized and change in unrealized gain (loss) on
    investments, foreign currency and forward foreign
    currency exchange contracts                                               1.66           2.41                     (1.64)
                                                                        ----------     ----------        ------------------
  Total income (loss) from investment operations                              1.78           2.50                     (1.60)
                                                                        ----------     ----------        ------------------
LESS DISTRIBUTIONS:
  Net investment income                                                         --          (0.08)                    (0.05)
  Net realized gain on sale of investments                                   (0.05)         (0.17)                       --
                                                                        ----------     ----------        ------------------
      Total distributions                                                    (0.05)         (0.25)                    (0.05)
                                                                        ----------     ----------        ------------------
Net asset value, end of period                                          $    12.33     $    10.60        $             8.35
                                                                        ==========     ==========        ==================
Total return                                                                 16.90%         29.92%                   (16.01)%(1)
Net assets, end of period (000's)                                       $   70,308     $   33,398        $            3,874
Ratio of total expenses to average net assets                                 0.90%          0.95%                     0.95%(2)
Ratio of net investment income to average net assets                          1.40%          1.28%                     1.70%(2)
Portfolio turnover rate                                                      29.56%         31.53%                    46.52%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                                 CLASS I
                                                -----------------------------------------------------------------------------
                                                                                                               PERIOD FROM
                                                                                                            DECEMBER 10, 2001
                                                                YEAR ENDED DECEMBER 31,                      (COMMENCEMENT
                                                -------------------------------------------------------     OF OPERATIONS) TO
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO         2005           2004           2003           2002        DECEMBER 31, 2001
------------------------------------------      ----------     ----------     ----------     ----------    ------------------
Net asset value, beginning of period                           $    30.35     $    23.94     $    31.14    $            31.41
                                                               ----------     ----------     ----------    ------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.14           0.14           0.07                  0.00*
  Net realized and change in unrealized gain
    (loss) on investments, foreign currency and
    forward foreign currency exchange contracts                      3.15           6.40          (7.22)                (0.27)
                                                               ----------     ----------     ----------    ------------------
  Total income (loss) from investment operations                     3.29           6.54          (7.15)                (0.27)
                                                               ----------     ----------     ----------    ------------------
LESS DISTRIBUTIONS:
  Net investment income                                             (0.17)         (0.13)         (0.00)+                  --
  Net realized gain on sale of investments                             --             --          (0.05)                   --
                                                               ----------     ----------     ----------    ------------------
      Total distributions                                           (0.17)         (0.13)         (0.05)                   --
                                                               ----------     ----------     ----------    ------------------
Net asset value, end of period                                 $    33.47     $    30.35     $    23.94    $            31.14
                                                               ==========     ==========     ==========    ==================
Total return                                                        10.86%         27.37%        (22.92)%               (0.86)%(1)
Net assets, end of period (000's)                              $  551,489     $    2,883     $    1,378    $               10
Ratio of total expenses to average net assets                        0.74%          1.10%          1.10%                 1.10%(2)
Ratio of net investment income to average net
  assets                                                             1.88%          0.72%          0.73%                 0.17%(2)
Portfolio turnover rate                                            797.37%         16.74%         14.92%                 4.82%(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.
     (3) PRIOR TO MAY 1, 2004, THE PORTFOLIO WAS KNOWN AS ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO.
       *  ROUNDS TO LESS THAN $0.01.
       +  ROUNDS TO LESS THAN $(0.01).

                               ING PARTNERS, INC.

                         7337 EAST DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 1, 2006, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.
- ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Company's investments is available in the Company's annual and semi-annual shareholder reports. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, or write to ING Partners, Inc., at the address listed above. To make shareholder inquiries please visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.



                                        Investment Company Act File No. 811-8319

MAY 1, 2006

                                                     PROSPECTUS -- SERVICE CLASS
                                                                   ADVISER CLASS

--------------------------------------------------------------------------------


-  ING FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO*

-  ING FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
-  ING FIDELITY(R) VIP GROWTH PORTFOLIO
-  ING FIDELITY(R) VIP MID CAP PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS AND ADVISER CLASS PORTFOLIOS OF ING PARTNERS, INC. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.


*FIDELITY AND CONTRAFUND ARE REGISTERED TRADEMARKS OF FMR CORP.

TABLE OF CONTENTS                                                                 PAGE
INTRODUCTION

   ING Partners, Inc.                                                               1

   Master/Feeder Mutual Fund Structure                                              1

   Investment Adviser to the Portfolios                                             1

   Investment Adviser to the Master Funds                                           1

   Portfolios and Master Funds                                                      2

   Why Reading this Prospectus and the Master Funds' Prospectus is Important        2

DESCRIPTION OF THE PORTFOLIOS

   ING Fidelity(R) VIP Contrafund(R) Portfolio                                      2

   ING Fidelity(R) VIP Equity-Income Portfolio                                      4

   ING Fidelity(R) VIP Growth Portfolio                                             5

   ING Fidelity(R) VIP Mid Cap Portfolio                                            7

PORTFOLIO FEES AND EXPENSES                                                        10

SUMMARY OF PRINCIPAL RISKS                                                         13

MORE INFORMATION                                                                   14

OVERALL MANAGEMENT OF THE PORTFOLIOS                                               14

MANAGEMENT OF THE MASTER FUNDS                                                     15

PORTFOLIO DISTRIBUTION                                                             16

SHAREHOLDER INFORMATION                                                            16

FINANCIAL HIGHLIGHTS                                                               21

                                  INTRODUCTION

-  ING PARTNERS, INC.


ING Partners, Inc. ("Company") is a mutual fund authorized to issue multiple series of shares. This Prospectus is designed to help you make informed decisions about investments in the Portfolios listed on the cover of this Prospectus (each series a "Portfolio", and collectively, the "Portfolios"). The Company offers other Portfolios that are not offered in this Prospectus. ING Life Insurance and Annuity Company ("ILIAC") serves as the investment adviser of each Portfolio.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort levels. You should periodically review these factors to determine if you need to change your investment strategy.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Accounts context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.


-  MASTER/FEEDER MUTUAL FUND STRUCTURE


Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, the "Master Fund." Each Master Fund, Fidelity(R) VIP Equity-Income Portfolio ("VIP Equity-Income Portfolio"), Fidelity(R) VIP Growth Portfolio ("VIP Growth Portfolio"), Fidelity(R) VIP Contrafund(R) Portfolio ("VIP Contrafund Portfolio") and Fidelity(R) VIP Mid Cap Portfolio ("VIP Mid Cap Portfolio") (each a "Master Fund" and collectively, the "Master Funds"), is a series of the Service Class 2 shares of Fidelity Variable Insurance Products Fund (VIP Equity-Income Portfolio and VIP Growth Portfolio), Fidelity Variable Insurance Products Fund II (VIP Contrafund Portfolio) and Fidelity Variable Insurance Products Fund III (VIP Mid Cap Portfolio). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to effect the return of each Portfolio and the degree of market risk and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Company's Board of Directors ("Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Master
Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ILIAC to manage the Portfolio either directly or with a sub-adviser under the investment advisory agreement between the Company and ILIAC, or taking other appropriate action.


Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.


Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio which would result in differences in returns received by those investors.

Information about the Master Funds and Fidelity Variable Insurance Products and Fidelity Management & Research Company ("FMR") is provided with their permission and based on information provided by FMR or derived from the Fidelity(R) Variable Insurance Products prospectus. The prospectus for each Master Fund is delivered together with this Prospectus.


-  INVESTMENT ADVISER TO THE PORTFOLIOS


ILIAC serves as the investment adviser to the Portfolios. ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.


-  INVESTMENT ADVISER TO THE MASTER FUNDS

FMR serves as investment adviser to the Master Funds. FMR is a wholly-owned subsidiary of FMR Corp.

-  PORTFOLIOS AND MASTER FUNDS

Each Master Fund is a series of Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II or Fidelity Variable Insurance Products Fund III. Each Portfolio's Master Fund is listed below:

FEEDER FUND PORTFOLIO                             FIDELITY VIP MASTER FUND
ING Fidelity(R) VIP Contrafund(R) Portfolio       VIP Contrafund Portfolio
ING Fidelity(R) VIP Equity-Income Portfolio       VIP Equity-Income Portfolio
ING Fidelity(R) VIP Growth Portfolio              VIP Growth Portfolio
ING Fidelity(R) VIP Mid Cap Portfolio             VIP Mid Cap Portfolio

-  WHY READING THIS PROSPECTUS AND THE MASTER FUNDS' PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios. Reading this Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.


                   ING FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

-  INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Service Class 2 shares of the VIP Contrafund Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company. In turn, the VIP Contrafund Portfolio normally invests primarily in a portfolio of common stocks. The VIP Contrafund Portfolio invests in securities of companies whose value FMR believes is not fully recognized by the public. FMR may invest the VIP Contrafund Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, FMR may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Fidelity VIP Portfolios, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio's assets in the Service Class 2 shares of the VIP Contrafund Portfolio is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the VIP Contrafund Portfolio.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies employed by the portfolio managers of the VIP Contrafund Portfolio may not produce the intended results. The principal risks of investing in the Portfolio, by virtue of its investment in the VIP Contrafund Portfolio, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          STOCK MARKET VOLATILITY RISK
                              FOREIGN EXPOSURE RISK
                          ISSUER-SPECIFIC CHANGES RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.


-  PORTFOLIO PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the performance of the Portfolio's shares from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results. The Portfolio introduced the Service Class and Adviser Class shares on November 15, 2004. Therefore, the bar chart figures shown for 2001-2004 provide performance for the

Service Class 2 shares of the Master Fund, adjusted to reflect the operating expenses of Adviser Class shares of the Portfolio. The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000, however the Service Class 2 shares of the Master Fund are not offered in this Prospectus. The Service Class and Adviser Class shares of the Portfolio would have substantially similar performance as the Service Class 2 shares of the Master Fund because they invest in the same portfolio of securities. The performance will differ only to the extent that the Portfolio and the Service Class 2 shares of the Master Fund do not have the same operating expenses.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR BY YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001    (12.95%)
2002    (10.10%)
2003     27.51%
2004     14.57%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                     Best:    __ quarter    __[year]    __%
                     Worst:   __ quarter    __[year]    __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and Lipper Variable Annuity Growth Funds Average. In the table, the Service Class 2 shares' returns of the VIP Contrafund Portfolio have been adjusted to reflect the operating expenses of the Service Class and Adviser Class shares of the Portfolio, respectively. The Service Class 2 shares' of the VIP Contrafund Portfolio commenced operations on January 12, 2000. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Lipper Variable Annuity Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                                                       10 YEARS OR
PORTFOLIO                                                      1 YEAR     5 YEARS    SINCE INCEPTION
ING Fidelity(R) VIP Contrafund(R)(Adviser Class)                  __         __            N/A
S&P 500 Index                                                     __         __(3)         N/A
Lipper Variable Annuity Growth Funds Average                      __         __(4)         N/A
VIP Contrafund Service Class 2 (S Class)                            %                         %
VIP Contrafund Service Class 2 (ADV Class)                          %                         %
S&P 500 Index                                                       %                         %(3)
Lipper Variable Annuity Growth Funds Average                        %                         %(4)


----------

(1)  The Portfolio commenced operations on November 15, 2004.
(2) The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000.
(3)  The S&P 500 Index returns are for the period beginning November 1, 2004.
(4) The Lipper Variable Annuity Growth Funds Average returns are for the period beginning January 1, 2000.


-  INVESTMENT ADVISER TO THE MASTER FUND


FMR serves as the investment adviser to the Master Fund. Information about FMR and the portfolio management of the VIP Contrafund Portfolio is set out under the section "Management of the Master Funds."

                   ING FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO

-  INVESTMENT OBJECTIVE


Seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Service Class 2 shares of the VIP Equity-Income Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company. In turn, the VIP Equity-Income Portfolio normally invests at least 80% of its assets in a portfolio of equity securities. The VIP Equity-Income Portfolio normally invests primarily in income-producing equity securities, which tends to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities. FMR may invest the VIP Equity-Income Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Fidelity VIP Portfolios, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio's assets in the Service Class 2 shares of the VIP Equity-Income Portfolio is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the VIP Equity-Income Portfolio.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies employed by the portfolio managers of the VIP Equity-Income Portfolio may not produce the intended results. The principal risks of investing in the Portfolio, by virtue of its investment in the VIP Equity-Income Portfolio, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          STOCK MARKET VOLATILITY RISK
                           INTEREST RATE CHANGES RISK

                             EQUITY SECURITIES RISK

                              FOREIGN EXPOSURE RISK
                          ISSUER-SPECIFIC CHANGES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.


-  PORTFOLIO PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the performance of the Portfolio's shares from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results. The Portfolio introduced the Service Class and Adviser Class shares on November 15, 2004. Therefore, the bar chart figures shown for 2001-2004 provide performance for the Service Class 2 shares of the Master Fund, adjusted to reflect the operating expenses of Adviser Class shares of the Portfolio. The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000, however the Service Class 2 shares of the Master Fund are not offered in this Prospectus. The Service Class and Adviser Class shares of the Portfolio would have substantially similar performance as the Service Class 2 shares of the Master Fund because they invest in the same portfolio of securities. The performance will differ only to the extent that the Portfolio and the Service Class 2 shares of the Master Fund do not have the same operating expenses.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR BY YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (5.74%)
2002    (17.63%)
2003     29.33%
2004     10.61%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                     Best:    __ quarter    __[year]    __%
                     Worst:   __ quarter    __[year]    __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000(R) Value Index and Lipper Variable Annuity Equity-Income Objective Funds Average. In the table, the Service Class 2 shares' returns of the VIP Equity-Income Portfolio have been adjusted to reflect the operating expenses of the Service Class and Adviser Class shares of the Portfolio, respectively. The Service Class 2 shares' of the VIP Equity-Income Portfolio commenced operations on January 12, 2000. the Russell 3000(R) Value Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics. The Lipper Variable Annuity Equity-Income Objective Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                                                         10 YEARS OR
PORTFOLIO                                                        1 YEAR     5 YEARS    SINCE INCEPTION
ING Fidelity(R) VIP Equity-Income Portfolio (Adviser Class)        __         __             N/A
Russell 3000(R) Value Index                                        __         __(3)          N/A
Lipper Variable Annuity Equity-Income Objective Funds Average      __         __(4)          N/A
VIP Equity-Income Service Class 2 (S Class)                          %                          %
VIP Equity-Income Service Class 2 (ADV Class)                        %                          %
Russell 3000(R) Value Index                                          %                          %(3)
Lipper Variable Annuity Equity-Income Objective Funds Average        %                          %(4)


----------


(1) The Portfolio commenced operations on November 15, 2004.
(2) The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000.
(3) The Russell 3000(R) Value Index returns are for the period beginning November 1, 2004.
(4) The Lipper Variable Annuity Equity-Income Objective Funds Average returns are for the period beginning January 1, 2000.


-  INVESTMENT ADVISER TO THE MASTER FUND


FMR serves as the investment adviser to the Master Fund. Information about FMR and the portfolio management of the VIP Equity-Income Portfolio is set out under the section "Management of the Master Funds."


                      ING FIDELITY(R) VIP GROWTH PORTFOLIO

-  INVESTMENT OBJECTIVE

Seeks capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Service Class 2 shares of the VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company. In turn, the VIP Growth Portfolio normally invests primarily in a portfolio of common stocks. The VIP Growth Portfolio invests in securities of companies that FMR believes have above-average growth potential. FMR may invest the VIP Growth Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Fidelity VIP Portfolios, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio's assets in the Service Class 2 shares of the VIP Growth Portfolio is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the VIP Growth Portfolio.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies employed by the portfolio managers of the VIP Growth Portfolio may not produce the intended results. The principal risks of investing in the Portfolio, by virtue of its investment in the VIP Growth Portfolio, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          STOCK MARKET VOLATILITY RISK
                              FOREIGN EXPOSURE RISK
                          ISSUER-SPECIFIC CHANGES RISK
                              GROWTH INVESTING RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.


-  PORTFOLIO PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance.The bar chart and table below show the changes in the performance of the Portfolio's shares from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results. The Portfolio introduced the Service Class and Adviser Class shares on November 15, 2004. Therefore, the bar chart figures shown for 2001-2004 provide performance for the Service Class 2 shares of the Master Fund, adjusted to reflect the operating expenses of Adviser Class shares of the Portfolio. The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000, however the Service Class 2 shares of the Master Fund are not offered in this Prospectus. The Service Class and Adviser Class shares of the Portfolio would have substantially similar performance as the Service Class 2 shares of the Master Fund because they invest in the same portfolio of securities. The performance will differ only to the extent that the Portfolio and the Service Class 2 shares of the Master Fund do not have the same operating expenses.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR BY YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001    (18.33%)
2002    (30.69%)
2003     31.84%
2004      2.57%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                     Best:    __ quarter    __[year]    __%
                     Worst:   __ quarter    __[year]    __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000(R) Growth Index and Lipper Variable Annuity Growth Funds Average. In the table, the Service Class 2 shares' returns of the VIP Growth Portfolio have been adjusted to reflect the operating expenses of the Service Class and the Adviser Class shares of the Portfolio, respectively. The Service Class 2 shares' of the VIP Growth Portfolio commenced operations on January 12, 2000. The Russell 3000(R) Growth Index is a market capitalization-weighted index of stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics. The Lipper Variable Annuity Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                                                         10 YEARS OR
PORTFOLIO                                                        1 YEAR     5 YEARS    SINCE INCEPTION
ING Fidelity(R) VIP Growth Portfolio (Adviser Class)               __         __             N/A
Russell 3000(R) Growth Index                                       __         __(3)          N/A
Lipper Variable Annuity Growth Funds Average                       __         __(4)          N/A
VIP Growth Service Class 2 (S Class)                                 %                          %
VIP Growth Service Class 2 (ADV Class)                               %                          %
Russell 3000(R) Growth Index                                         %                          %(3)
Lipper Variable Annuity Growth Funds Average                         %                          %(4)


----------

(1)  The Portfolio commenced operations on November 15, 2004.
(2) The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000.
(3) The Russell 3000(R) Growth Index returns are for the period beginning November 1, 2004.
(4) The Lipper Variable Annuity Growth Funds Average returns are for the period beginning January 1, 2000.


-  INVESTMENT ADVISER TO THE MASTER FUND


FMR serves as the investment adviser to the Master Fund. Information about FMR and the portfolio management of the VIP Growth Portfolio is set out under the section "Management of the Master Funds."


                      ING FIDELITY(R) VIP MID CAP PORTFOLIO

-  INVESTMENT OBJECTIVE

Seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Service Class 2 shares of the VIP Mid Cap Portfolio, a series of Fidelity Variable Insurance Products Fund III, a registered open-end investment company. In turn, the VIP Mid Cap Portfolio normally invests primarily in a portfolio of common stocks. The VIP Mid Cap Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations (which, for the purposes of the Portfolio, FMR defines as those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400"). Investments can potentially include companies with smaller or larger market capitalizations. FMR may invest the VIP Mid Cap Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, FMR may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Fidelity VIP Portfolios, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

Investment of the Portfolio's assets in the Service Class 2 shares of the VIP Mid Cap Portfolio is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the VIP Mid Cap Portfolio.


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies employed by the portfolio managers of the VIP Mid Cap Portfolio may not produce the intended results. The principal risks of investing in the Portfolio, by virtue of its investment in the VIP Mid Cap Portfolio, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          STOCK MARKET VOLATILITY RISK
                              FOREIGN EXPOSURE RISK
                          ISSUER-SPECIFIC CHANGES RISK
                             MID CAP INVESTING RISK


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio. There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.


-  PORTFOLIO PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the performance of the Portfolio's shares from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results. The Portfolio introduced the Service Class and Adviser Class shares on November 15, 2004. Therefore, the bar chart figures shown for 2001-2004 provide performance for the Service Class 2 shares of the Master Fund, adjusted to reflect the operating expenses of Adviser Class shares of the Portfolio. The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000, however the Service Class 2 shares of the Master Fund are not offered in this Prospectus. The Service Class and Adviser Class shares of the Portfolio would have substantially similar performance as the Service Class 2 shares of the Master Fund because they invest in the same portfolio of securities. The performance will differ only to the extent that the Portfolio and the Service Class 2 shares of the Master Fund do not have the same operating expenses.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR BY YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (4.05%)
2002    (10.52%)
2003     37.57%
2004     23.85%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                     Best:    __ quarter    __[year]    __%
                     Worst:   __ quarter    __[year]    __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P MidCap 400 Index and Lipper Variable Annuity Mid-Cap Funds Average. In the table, the Service Class 2 shares' returns of the VIP Mid Cap Portfolio have been adjusted to reflect the operating expenses of the Service Class and Adviser Class shares of the Portfolio, respectively. The Service Class 2 shares' of the VIP Mid Cap Portfolio commenced operations on January 12, 2000. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity and industry group representation. The Lipper Variable Annuity Mid-Cap Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                                                         10 YEARS OR
PORTFOLIO                                                        1 YEAR     5 YEARS    SINCE INCEPTION

ING VIP Mid Cap Portfolio (Adviser Class)                          __         __             N/A
S&P MidCap 400 Index                                               __         __(3)          N/A
Lipper Variable Annuity Mid-Cap Funds Average                      __         __(4)          N/A
VIP Mid Cap Service Class 2 (S Class)                                %                          %
VIP Mid Cap Service Class 2 (ADV Class)                              %                          %
S&P MidCap 400 Index                                                 %                          %(3)
Lipper Variable Annuity Mid-Cap Funds Average                        %                          %(4)

----------

(1)  The Portfolio commenced operations on November 15, 2004.
(2) The Service Class 2 shares of the Master Fund commenced operations on January 12, 2000.
(3) The S&P MidCap 400 Index returns are for the period beginning November 1, 2004.
(4) The Lipper Variable Annuity Mid-Cap Funds Average returns are for the period beginning January 1, 2000.


-  INVESTMENT ADVISER TO THE MASTER FUND


FMR serves as the investment adviser to the Master Fund. Information about FMR and the portfolio management of the VIP Mid Cap Portfolio is set out under the section "Management of the Master Funds."

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by the Portfolios. These expenses are based on the expenses paid by each Portfolio and its corresponding Master Fund in the year 2005. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Company and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Fund's Portfolios are not fixed or specified under the terms of your Variable Contract.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                         SERVICE CLASS (S CLASS) SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                                               TOTAL ANNUAL
                                           MANAGEMENT       DISTRIBUTION                  OTHER                 OPERATING
                                             FEE(2)        (12b-1) FEES(3)               EXPENSES               EXPENSES(5)
                                        -----------------  -----------------  -------------------------------  ------------
                                                                                   ADMIN.        SHAREHOLDER
                                                                               SERVICES FEE(4)  SERVICES FEE
ING Fidelity(R) VIP
Contrafund(R) Portfolio                       0.58%             0.25%              0.15%             0.25%               %
ING Fidelity(R) VIP
Equity-Income Portfolio                       0.48%             0.25%              0.14%             0.25%               %
ING Fidelity(R) VIP Growth
Portfolio                                     0.58%             0.25%              0.14%             0.25%               %
ING Fidelity(R) VIP Mid Cap
Portfolio                                     0.58%             0.25%              0.17%             0.25%               %



(1) This table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets for the current fiscal year. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.
(2) Each of the VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio pays FMR a management fee for advisory expenses at current asset levels of the Master Funds of 0.58%, 0.48%, 0.58% and 0.58%, respectively. Pursuant to its investment management agreement with the Company, ILIAC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.58%, 0.48%, 0.58% and 0.58% of average daily net assets for ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, ING Fidelity(R) VIP Growth Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ILIAC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3) Service Class 2 shares of each Master Fund pay 0.25% of average net assets annually under a Distribution and Service Plan pursuant to Rule 12b-1. Shareholders of the Service Class 2 shares of the Master Funds, including the Portfolios, pay only their proportionate share of the Master Fund's Rule 12b-1 plan expenses.

(4) [Each of the VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio paid "Other Expenses" of 0.10%, 0.09%, 0.09% and 0.12%, respectively, of average net assets during the most recent fiscal year. In addition, while a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Fund, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.14%, 0.14% and 0.17%, respectively, of average daily net assets for ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, ING Fidelity(R) VIP Growth Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio, if the respective Portfolio does not invest substantially all of its assets in another investment company. Each Portfolio anticipates investing substantially all of its assets in another investment company.]
(5) [FMR has voluntarily agreed to reimburse Service Class 2 shares of each Master Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time. A portion of the brokerage commissions that each Master Fund pays may be reimbursed and used to reduce that Master Fund's expenses. In addition, through arrangements with each Master Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would be 0.90%, 0.81%, 0.89% and 0.93% for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, respectively. Taking these reductions into account, the total operating expenses for Service Class shares of ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, ING Fidelity(R) VIP Growth Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio would be 1.20%, 1.11%, 1.19% and 1.23%, respectively.]

EXAMPLE


This Example is intended to help you compare the cost of investing in Service Class shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service Class shares' operating expenses remain the same. The Example does not reflect the expenses and charges of any Variable Contract that may use the Portfolio as its underlying investment option. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                          1 YEAR*        3 YEARS*        5 YEARS*        10 YEARS*
ING Fidelity(R) VIP Contrafund(R)            $               $
Portfolio
ING Fidelity(R) VIP Equity-Income
Portfolio
ING Fidelity(R) VIP Growth Portfolio
ING Fidelity(R) VIP Mid Cap
Portfolio



* This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.


                        ADVISER CLASS (ADV CLASS) SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                                               TOTAL ANNUAL
                                           MANAGEMENT       DISTRIBUTION                  OTHER                 OPERATING
                                             FEE(2)        (12b-1) FEES(3)               EXPENSES               EXPENSES(5)
                                        -----------------  -----------------  -------------------------------  ------------
                                                                                   ADMIN.        SHAREHOLDER
                                                                               SERVICES FEE(4)  SERVICES FEE
ING Fidelity(R) VIP
Contrafund(R) Portfolio                       0.58%             0.50%              0.15%             0.25%               %
ING Fidelity(R) VIP
Equity-Income Portfolio                       0.48%             0.50%              0.14%             0.25%               %
ING Fidelity(R) VIP Growth
Portfolio                                     0.58%             0.50%              0.14%             0.25%               %
ING Fidelity(R) VIP Mid Cap
Portfolio                                     0.58%             0.50%              0.17%             0.25%               %



(1) This table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.
(2) VIP Contrafund(R) Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio pays FMR a management fee for advisory expenses at current asset levels of the Master Funds of 0.58%, 0.48%, 0.58% and 0.58%, respectively. Pursuant to its investment management agreement with the Company, ILIAC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.58%, 0.48%, 0.58% and 0.58% of average daily net assets for ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, ING Fidelity(R) VIP Growth Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ILIAC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3) Adviser Class shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.25% of average daily net assets. In addition, Service Class 2 shares of each Master Fund pay 0.25% of average net assets annually under a Distribution and Service Plan pursuant to Rule 12b-1. Shareholders of the Service Class 2 shares of the Master Funds, including the Portfolios, pay only their proportionate share of the Master Fund's Rule 12b-1 plan expenses.

(4) [VIP Contrafund(R) Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio paid "Other Expenses" of 0.10%, 0.09%, 0.09% and 0.12%, respectively, of average net assets during the most recent fiscal year. In addition, if a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Fund, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.14%, 0.14% and 0.17%, respectively, of average daily net assets for ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, ING Fidelity(R) VIP Growth Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio, if the respective Portfolio does not invest substantially all of its assets in another investment company. Each Portfolio anticipates investing substantially all of its assets in another investment company.]
(5) [FMR has voluntarily agreed to reimburse Service Class 2 shares of each Master Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time. A portion of the brokerage commissions that each Master Fund pays may be reimbursed and used to reduce that Master Fund's expenses. In addition, through arrangements with each Master Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would be 0.90%, 0.81%, 0.89% and 0.93% for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, respectively. Taking these reductions into account, the total operating expenses for Adviser Class shares of ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, ING Fidelity(R) VIP Growth Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio would be 1.45%, 1.36%, 1.44% and 1.48%, respectively.]

   EXAMPLE


   This Example is intended to help you compare the cost of investing in Adviser Class shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Adviser Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Adviser Class shares' operating expenses remain the same. The Example does not reflect the expenses and charges of any Variable Contract that may use the Portfolio as its underlying investment option. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                          1 YEAR*        3 YEARS*        5 YEARS*        10 YEARS*
ING Fidelity(R) VIP Contrafund(R)
Portfolio                                    $               $
ING Fidelity(R) VIP Equity-Income
Portfolio
ING Fidelity(R) VIP Growth Portfolio
ING Fidelity(R) VIP Mid Cap
Portfolio

   * This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

                           SUMMARY OF PRINCIPAL RISKS


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THE CORRESPONDING MASTER FUND AND ITS INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTIONS OF PORTFOLIOS" SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME. ADDITIONAL INVESTMENT POLICIES AND RISKS OF THE PORTFOLIOS AND MASTER FUNDS ARE SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") OF THE PORTFOLIOS AND MASTER FUNDS, EACH OF WHICH IS AVAILABLE UPON REQUEST.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN EXPOSURE RISK Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Some Master Funds limit foreign investments to securities denominated in U.S. dollars, these Master Funds are generally not subject to the risk of changes in currency valuations.

GROWTH INVESTING RISK Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

INTEREST RATE CHANGES RISK Investment in debt securities involves risks relating to interest rate movement. If interest rates rise, the value of any debt securities held by the Master Fund can decline. Securities with longer durations, mortgage securities, and securities of issuers in the financial services sector tend to be more sensitive to changes in interest rates.

ISSUER-SPECIFIC CHANGES RISK Because a Master Fund may invest a relatively large percentage of its assets in a single issuer, a Master Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.


MANAGER RISK. A portfolio manager of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and a portfolio manager of a Master Fund could do a poor job in executing an investment strategy. A portfolio manager of a Master Fund may use investment techniques or invest in securities that are not part of a Master Fund's principal investment strategies. For example, if market conditions warrant, Master Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Master Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Master Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Master Fund or Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Master Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID CAP INVESTING RISK The value of securities of medium-sized, less well-known companies may be more volatile than that of relatively larger, more established companies owing to such factors as inexperienced management and limited financial resources. As a result, such securities can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

STOCK MARKET VOLATILITY RISK Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

VALUE INVESTING RISK Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

               ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

-  PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage and rating limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

-  A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus is diversified through investments made by the applicable Master Fund, as defined in the Investment Company Act of 1940, as amended. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies).


-  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS AND THE MASTER FUNDS


Investment restrictions are fundamental if so designated in this Prospectus or the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


The Statement of Additional Information of the Portfolios is made a part of this Prospectus. You may obtain a copy of the Statement of Additional Information of the Portfolios and the Statement of Additional Information of the Master Funds without charge by calling the Fund at (800) 262-3862, or downloading it from the SEC's website at http://www.sec.gov.

-  TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Portfolio may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Each Master Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

-  ADDITIONAL INVESTMENT POLICIES

The types of securities in which the Master Funds and the Portfolios invest and the investment techniques and practices in which the Master Funds and the Portfolios may engage that are not principal investment strategies are discussed, together with their risks, in the Statements of Additional Information (referred to as the SAI) of the Master Funds and the Portfolios, respectively, which you may obtain by contacting the Fund (see back cover for address and phone number) or by downloading from the SEC's website (http://www.sec.gov).

                      OVERALL MANAGEMENT OF THE PORTFOLIOS

ADVISER. ILIAC serves as the investment adviser for each of the Portfolios. ILIAC is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156, and is registered with the SEC as an investment adviser. As of December 31, 2005, the Adviser managed over $__ billion in registered investment company assets. ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V.

ILIAC, subject to the supervision of the Board, oversees the Portfolios' day-to-day operations and manages the investment activities of each Portfolio. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio's assets from the corresponding Master Fund, the Adviser may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets. The Adviser is not entitled to compensation from the Portfolio while the Portfolio is functioning as a feeder fund. However, if a Portfolio ceases to function as a feeder fund, the Adviser may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.58%, 0.48%, 0.58%, and 0.58% of average daily net assets for ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, ING Fidelity(R) VIP Growth Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio, respectively.

For information regarding the basis for the Board's approval of the advisory relationship, please refer to the Portfolios' annual report to shareholders dated December 31, 2005.

-  "MANAGER-OF-MANAGERS" STRUCTURE

ILIAC, subject to the supervision of the Board may act as a "manager of managers" for the Portfolios. In this capacity, ILIAC oversees the Company's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Company and ILIAC received exemptive relief from the SEC permitting ILIAC, with the approval of the Board, to replace or hire non-affiliated sub-advisers as well as change the terms of a sub-advisory agreement with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. In this capacity, the Adviser has the responsibility to oversee sub-advisers and recommend their hiring, termination and replacement. In such instances the Adviser generally delegates to sub-advisers the responsibility for day-to-day management of the investments of each Portfolio, subject to the Adviser's oversight.

Should ILIAC manage the assets of the Portfolios directly, it may select sub-advisers to provide sub-advisory services to the Portfolios without obtaining shareholder approval. ILIAC would pay such sub-advisory fees out of its advisory fee at an annual rate based on the average daily net asset value of each Portfolio. Pursuant to the exemptive relief permitting the manager of managers arrangements, the Fund will notify shareholders of any change in the identity of an unaffiliated sub-adviser to a Portfolio. In such instances, the name of the Portfolio and its investment strategies may also change.


-  ADVISORY FEES


Under the master/feeder structure, each Master Fund pays FMR a management fee based on the average daily net assets of the Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ILIAC to manage either directly or with a sub-adviser under the investment advisory agreement between the Fund and the Adviser, or taking other appropriate action.


                         MANAGEMENT OF THE MASTER FUNDS


-  ADVISER TO EACH MASTER FUND


FMR serves as manager to each Master Fund and to other mutual funds, including those in the Fidelity(R) Variable Insurance Products family of funds. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts, 02109.


As of December 31, 2005, FMR had approximately $__ billion in discretionary assets under management.


The total management fee paid by each Master Fund, as a percentage of average net assets is as follows:

                                                                TOTAL MANAGEMENT FEE
ING Fidelity(R) VIP Contrafund(R) Portfolio                           0.58%
ING Fidelity(R) VIP Equity-Income Portfolio                           0.48%
ING Fidelity(R) VIP Growth Portfolio                                  0.58%
ING Fidelity(R) VIP Mid Cap Portfolio                                 0.58%


As the manager for each Master Fund, FMR has overall responsibility for directing each Master Fund's investments and handling each Master Fund's business affairs.

The following affiliates assist FMR with foreign investments:


- Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio.

- Fidelity Management & Research (Far East) Inc. ("FMR Far East"), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio.

   FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio.

- Fidelity International Investment Advisors ("FIIA"), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio. As of [__________], FIIA had approximately $___ billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio.
- Fidelity International Investment Advisors ("U.K.") Limited ("FIIA(U.K.)L"), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio. As of [__________], FIIA(U.K.)L had approximately $___ billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio.
- Fidelity Investments Japan Limited ("FIJ"), at Shiroyama JT Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo, Japan 105-6019, serves as a sub-adviser for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio. As of [__________], FIJ had approximately $___billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio from time to time.

-  SUB-ADVISER TO EACH MASTER FUND


FMR Co., Inc. ("FMRC") serves as a sub-adviser for each Master Fund. FMRC has day-to-day responsibility for choosing investments for each Master Fund.


FMRC is an affiliate of FMR. As of December 31, 2005, FMRC had approximately $___ billion in discretionary assets under management.


FMR pays FMRC, FMR U.K, and FMR Far East for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity Investments in 1987, Ms. Uhrig has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap Portfolio, which he has managed since June 2001. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.


The Master Funds' SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Master Funds.

                             SHAREHOLDER INFORMATION

-  PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by ING Financial Advisers, LLC a member of the National Association of Securities Dealers, Inc. (NASD). To obtain information about NASD member firms and their associated person, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


-  CLASSES OF SHARES

The Fund offers two classes of shares of each Portfolio, Service Class and Adviser Class, which are identical except for different expense variables, certain related rights and certain shareholder services. Both classes of the Portfolios have a common investment objective and investment portfolio.

-  SHAREHOLDER SERVICING AND RULE 12b-1 PLAN

The Company has adopted a Shareholder Servicing Plan ("Service Plan") for the Service Class and Adviser Class shares of each Portfolio. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to Service Class or Adviser Class shares and their shareholders including variable contract owners or plan participants with interest in the Portfolios. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service Class and Adviser Class shares, respectively.

The Company has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Rule 12b-1 Plan") for the Adviser Class shares of each Portfolio. The Rule 12b-1 Plan provides for a distribution fee, payable to ING Financial Advisers, LLC as the Company's Distributor. ING Financial Advisers, LLC may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Adviser Class shares. Because Rule 12b-1 Plan and Service Plan fees are paid out of the Portfolio's assets (including the assets of the Master Fund) on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund.

Service Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 of each Master Fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Service and Adviser Class Shares of each Portfolio pay only their proportionate share of the Master Fund 12b-1 Plan expenses.


- HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Distribution Plan, the Portfolios' adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is ING Financial Advisers, LLC. ING Financial Advisers, LLC has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15%-0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

-  MASTER/FEEDER FUNDS

The Portfolios are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The Master Fund may accept investments from multiple feeder funds, which bear the Master Fund's expenses in proportion to their assets. The Master Fund may also accept investments directly from Separate Accounts in connection with Variable Contracts or Qualified Plans.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Portfolio may withdraw from the Master Fund, receiving either cash or securities in exchange for its interest in the Master Fund. The Board would then consider whether a Portfolio should hire its own investment adviser, invest in a different Master Fund, or take other action.


-  PRICING OF PORTFOLIO SHARES


Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or the close of regular trading on the NYSE. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

-  PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by Separate Accounts of insurance companies for the purpose of funding Variable Contracts or by the Portfolios' investment adviser or their affiliates. In the future, purchases and redemptions may also be made directly by Qualified Plans or custodial accounts. Certain Portfolios may not be available as investment options in your Variable Contract or through your Qualified Plan. Please refer to the prospectus for the appropriate insurance company Separate Account or your Qualified Plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

It is possible that certain conflicts of interest may arise when shares of a Portfolio are purchased to fund both variable annuity and variable life insurance contracts (mixed funding). Conflicts also may arise if more than one insurance company purchases shares of a Portfolio (shared funding). The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

-  FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as a short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as Investment Options for the Variable Contracts issued by insurance companies and as investment options for the Qualified Plan. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolios determine not to be in the best interest of the Portfolios.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity. You should also review the materials regarding frequent trading included in the Master Fund's current prospectus and SAI.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and in turn, the Master Funds and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' or Master Funds' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the Master Funds and the financial intermediaries that use the Portfolios as well as monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

-  PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


-  REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.


-  CUSTODIAN

The Bank of New York Company, Inc., One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

-  LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

-  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent registered public accounting firm. For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' Statement of Additional Information.

                                 NET ASSET VALUE

The net asset value ("NAV") per share of each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is computed by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' Prospectus and Statement of Additional Information.

                             TAXES AND DISTRIBUTIONS


-  DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless the investor (such as a participating insurance company's Separate Account) makes an election to receive distributions in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

-  TAX MATTERS

Each Portfolio of the Fund distributes its net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a portfolio will reduce the per share NAV by the per share amount.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify, through the investments made by the applicable Master Fund, so that on the last day of the quarter of a calendar year, no more than 5% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent to guaranteed of insured) by the U.S. Government or an agency or instrumentality or the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the only shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholders level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACTS.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products, and would be lower if they did. This information has been derived from each Portfolio's Financial Statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual shareholder report, which is incorporated by reference into the SAI. The annual shareholder report is available upon request without charge by calling 1-800-262-3862.

ING FIDELITY(R) PORTFOLIOS
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:


                                                                                   CLASS S
                                           --------------------------------------------------------------------------------
                                                       ING FIDELITY(R) VIP                            ING FIDELITY(R) VIP
                                                      CONTRAFUND PORTFOLIO                          EQUITY-INCOME PORTFOLIO
                                           ---------------------------------------   --------------------------------------
                                                                   NOVEMBER 15,                             NOVEMBER 15,
                                               YEAR ENDED           2004(1) TO           YEAR ENDED          2004(1) TO
PER SHARE OPERATING PERFORMANCE:            DECEMBER 31, 2005    DECEMBER 31, 2004   DECEMBER 31, 2005    DECEMBER 31, 2004
--------------------------------           ------------------    -----------------   -----------------    -----------------
Net asset value, beginning of period                                $  10.00                                 $  10.00
                                               --------             --------            --------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                   --*                                      --*
  Net realized and unrealized
  gain on investments                                                   0.34                                     0.28
                                               --------             --------            --------             --------
  Total from investment operations                                      0.34                                     0.28
                                               --------             --------            --------             --------
Net asset value, end of period                                      $  10.34                                 $  10.28
                                               ========             ========            ========             ========
Total return(2)                                                         3.40%                                    2.80%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                   $     33                                 $      1
Ratios to average net assets:
Expenses(3)(4)                                                          0.30%*                                   0.30%*
Net investment loss(3)(4)                                              (0.30)%*                                 (0.30)%*
Portfolio turnover rate(5)                                                 0%                                       0%



                                                                                   CLASS S
                                           --------------------------------------------------------------------------------
                                                       ING FIDELITY(R) VIP                            ING FIDELITY(R) VIP
                                                        GROWTH PORTFOLIO                               MID CAP PORTFOLIO
                                           ---------------------------------------   --------------------------------------
                                                                   NOVEMBER 15,                             NOVEMBER 15,
                                               YEAR ENDED           2004(1) TO           YEAR ENDED          2004(1) TO
PER SHARE OPERATING PERFORMANCE:            DECEMBER 31, 2005    DECEMBER 31, 2004   DECEMBER 31, 2005    DECEMBER 31, 2004
--------------------------------           ------------------    -----------------   -----------------    -----------------
Net asset value, beginning of period                                $  10.00                                 $  10.00
                                               --------             --------            --------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                   --*                                      --*
  Net realized and unrealized
  gain on investments                                                   0.21                                     0.55
                                               --------             --------            --------             --------
  Total from investment operations                                      0.21                                     0.55
                                               --------             --------            --------             --------
Net asset value, end of period                                      $  10.21                                 $  10.55
                                               ========             ========            ========             ========
Total return(2)                                                         2.10%                                    5.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                   $      1                                 $     17
Ratios to average net assets:
Expenses(3)(4)                                                          0.30%*                                   0.30%*
Net investment loss(3)(4)                                              (0.30)%*                                 (0.30)%*
Portfolio turnover rate(5)                                                 0%                                       0%


   (1)  COMMENCEMENT OF OPERATIONS.
   (2) TOTAL RETURN IS CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE AND EXCLUDING THE DEDUCTION OF SALES CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   (3)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
   (4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE THE EXPENSES OF THE SERVICE CLASS 2 SHARES OF THE FIDELITY(R) VIP CONTRAFUND(R), FIDELITY(R) VIP EQUITY-INCOME, FIDELITY(R) VIP GROWTH AND FIDELITY(R) VIP MIDCAP PORTFOLIOS. HAD THE EXPENSES OF THE UNDERLYING FUND BEEN INCLUDED, THE EXPENSE RATIO FOR CLASS S WOULD HAVE BEEN APPROXIMATELY 1.23%, 1.13% 1.23% AND 1.26%, RESPECTIVELY. HAD THE EXPENSES OF THE UNDERLYING FUND BEEN INCLUDED, THE NET INVESTMENT LOSS RATIO FOR CLASS S WOULD HAVE BEEN APPROXIMATELY (1.23)%, (1.13)%, (1.23)% AND (1.26)%, RESPECTIVELY.
   (5) HAD THE PORTFOLIOS BEEN INVESTED IN THE MASTER FUNDS A FULL YEAR, THE PORTFOLIO TURNOVER RATE PRESENTED WOULD BE THAT OF THE MASTER FUNDS. THE PORTFOLIO TURNOVER RATES FOR FIDELITY(R) VIP CONTRAFUND(R), FIDELITY(R) VIP EQUITY-INCOME, FIDELITY(R) VIP GROWTH AND FIDELITY(R) VIP MIDCAP PORTFOLIOS WERE 64%, 22%, 72% AND 55%, RESPECTIVELY.

     *  AMOUNT IS LESS THAN $0.01 PER SHARE OR 0.01%.

ING FIDELITY(R) PORTFOLIOS
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:


                                                                                  CLASS ADV
                                           --------------------------------------------------------------------------------
                                                       ING FIDELITY(R) VIP                            ING FIDELITY(R) VIP
                                                      CONTRAFUND PORTFOLIO                          EQUITY-INCOME PORTFOLIO
                                           ---------------------------------------   --------------------------------------
                                                                   NOVEMBER 15,                             NOVEMBER 15,
                                               YEAR ENDED           2004(1) TO           YEAR ENDED          2004(1) TO
PER SHARE OPERATING PERFORMANCE:            DECEMBER 31, 2005    DECEMBER 31, 2004   DECEMBER 31, 2005    DECEMBER 31, 2004
--------------------------------           ------------------    -----------------   -----------------    -----------------
Net asset value, beginning of period                                $  10.00                                 $  10.00
                                               --------             --------            --------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                  (0.01)                                   (0.01)
  Net realized and unrealized gain
  on investments                                                        0.35                                     0.28
                                               --------             --------            --------             --------
  Total from investment operations                                      0.34                                     0.27
                                               --------             --------            --------             --------
Net asset value, end of period                                      $  10.34                                 $  10.27
                                               ========             ========            ========             ========
Total return(2)                                                         3.40%                                    2.70%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                   $      1                                 $      1
Ratios to average net assets:
Expenses(3)(5)                                                          0.55%                                    0.55%
Net investment loss(3)(5)                                              (0.55)%                                  (0.55)%
Portfolio turnover rate(4)                                                 0%                                       0%



                                                                                  CLASS ADV
                                           --------------------------------------------------------------------------------
                                                      ING FIDELITY(R) VIP                             ING FIDELITY(R) VIP
                                                        GROWTH PORTFOLIO                               MID CAP PORTFOLIO
                                           ---------------------------------------   --------------------------------------
                                                                   NOVEMBER 15,                             NOVEMBER 15,
                                               YEAR ENDED           2004(1) TO           YEAR ENDED          2004(1) TO
PER SHARE OPERATING PERFORMANCE:            DECEMBER 31, 2005    DECEMBER 31, 2004   DECEMBER 31, 2005    DECEMBER 31, 2004
--------------------------------           ------------------    -----------------   -----------------    -----------------
Net asset value, beginning of period                                $  10.00                                 $  10.00
                                               --------             --------            --------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                  (0.01)                                      --*
  Net realized and unrealized gain
  on investments                                                        0.21                                     0.55
                                               --------             --------            --------             --------
  Total from investment operations                                      0.20                                     0.55
                                               --------             --------            --------             --------
Net asset value, end of period                                      $  10.20                                 $  10.55
                                               ========             ========            ========             ========
Total return(2)                                                         2.00%                                    5.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                   $      1                                 $      1
Ratios to average net assets:
Expenses(3)(5)                                                          0.55%                                    0.55%
Net investment loss(3)(5)                                              (0.55)%                                  (0.55)%
Portfolio turnover rate(4)                                                 0%                                       0%


   (1)  COMMENCEMENT OF OPERATIONS.
   (2) TOTAL RETURN IS CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE AND EXCLUDING THE DEDUCTION OF SALES CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   (3)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

   (4) HAD THE PORTFOLIOS BEEN INVESTED IN THE MASTER FUNDS A FULL YEAR, THE PORTFOLIO TURNOVER RATE PRESENTED WOULD BE THAT OF THE MASTER FUNDS. THE PORTFOLIO TURNOVER RATES FOR FIDELITY(R) VIP CONTRAFUND(R), FIDELITY(R) VIP EQUITY-INCOME, FIDELITY(R) VIP GROWTH AND FIDELITY(R) VIP MIDCAP PORTFOLIOS WERE 64%, 22%, 72% AND 55%, RESPECTIVELY.
   (5) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT INCLUDE THE EXPENSES OF THE SERVICE CLASS 2 SHARES OF THE FIDELITY(R) VIP CONTRAFUND(R), FIDELITY(R) VIP EQUITY-INCOME, FIDELITY(R) VIP GROWTH AND FIDELITY(R) VIP MIDCAP PORTFOLIOS. HAD THE EXPENSES OF THE UNDERLYING FUND BEEN INCLUDED, THE EXPENSE RATIO FOR CLASS ADV WOULD HAVE BEEN APPROXIMATELY 1.48%, 1.38% 1.48% AND 1.51%, RESPECTIVELY. HAD THE EXPENSES OF THE UNDERLYING FUND BEEN INCLUDED, THE NET INVESTMENT LOSS RATIO FOR CLASS ADV WOULD HAVE BEEN APPROXIMATELY (1.48)%, (1.38)%, (1.48)% AND (1.51)%, RESPECTIVELY.

     *  AMOUNT IS LESS THAN $0.01 PER SHARE OR 0.01%.

                               ING PARTNERS, INC.

                         7337 EAST DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 1, 2006, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.

- ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS: Additional information about the Company's investments is available in the Company's annual and semi-annual shareholder reports. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, or write to ING Partners, Inc., at the address listed above. To make shareholder inquiries please visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolio. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.


                                        Investment Company Act File No. 811-8319

                                         PROSPECTUS -- SERVICE CLASS ("S CLASS")

MAY 1, 2006                                          ADVISER CLASS ("ADV CLASS")

--------------------------------------------------------------------------------

                               ING PARTNERS, INC.


     -  ING SOLUTION INCOME PORTFOLIO


     -  ING SOLUTION 2015 PORTFOLIO

     -  ING SOLUTION 2025 PORTFOLIO

     -  ING SOLUTION 2035 PORTFOLIO

     -  ING SOLUTION 2045 PORTFOLIO


     NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.

     THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS AND ADVISER CLASS SOLUTION PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE SOLUTION PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.


     AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE SOLUTION PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

TABLE OF CONTENTS


                                                                                    PAGE
INTRODUCTION                                                                          1

  Description of the Solution Portfolios                                              3

PORTFOLIO SUMMARIES

  ING Solution Income Portfolio                                                       4

  ING Solution 2015 Portfolio                                                         5

  ING Solution 2025 Portfolio                                                         6

  ING Solution 2035 Portfolio                                                         7

  ING Solution 2045 Portfolio                                                         8

PORTFOLIO FEES AND EXPENSES                                                           9

  More Information on Investment Strategies                                          13

  Description of the Investment Objectives, Main Investments and Risks of
    the Underlying Funds                                                             14

  More Information on Risks                                                          24

  Management of the Portfolios                                                       31

  Portfolio Distribution                                                             32

  Shareholder Information                                                            32

FINANCIAL HIGHLIGHTS                                                                 38

-  ING PARTNERS, INC.

ING Partners, Inc. ("Company") is a mutual fund authorized to issue multiple series of shares. This Prospectus is designed to help you make informed decisions about investments in the ING Solution Portfolios listed below (each a "Portfolio" and collectively, the "Solution Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING Funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds. ING Life Insurance and Annuity Company ("ILIAC") serves as the investment adviser of each Portfolio. Not all Portfolios are offered in this Prospectus.


Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

                                  INTRODUCTION

-  AN INTRODUCTION TO THE SOLUTION PORTFOLIOS

The Solution Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The Solution Portfolios invest primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies" on page 13 and "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 14 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Solution Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the Solution Portfolios may be offered to variable annuity and variable life insurance separate accounts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

This Prospectus explains the investment objective, strategies and risks of each of the Solution Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


-  CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("S Class") and Adviser Class ("ADV Class") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Shareholder Information -- Classes of Shares."


-  AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ILIAC is the investment adviser of each Portfolio. ILIAC is an indirect, wholly-owned subsidiary of ING Groep, N.V., ("ING Groep") (NYSE: ING) one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investment Management Co. ("Consultant") is a consultant to ILIAC. Both ILIAC and the Consultant are wholly-owned indirect subsidiaries of ING Groep. ILIAC and the Consultant, working together, have designed Target Date (as defined below) asset allocation funds called Solution Portfolios that will be constructed and managed in accordance with the following processes:

ILIAC uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described as follows:


1. In the first stage, the mix of asset classes (I.E., stocks and fixed-income securities of various types) that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio is estimated for the specified time horizon before retirement or specified financial goals date. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mix of asset classes arrived at for the Solution Portfolios is called the "Target Allocation." The Consultant will review the Target Allocation annually and make recommendations to the Adviser regarding changes as needed.


2. The Consultant will also provide tactical allocation recommendations to ILIAC, to overweight certain sub-asset classes and style tilts within the Target Allocations, while underweighting other sub-asset classes. These recommendations are intended to be in response to changing market conditions, and to enable ILIAC to shift into those sub-asset classes that are expected to outperform under certain market conditions. ILIAC has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant's recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of ILIAC quarterly or as warranted by market conditions.

3. The Target Allocations may be changed at any time by ILIAC. For ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio, over time, the allocations within the Target Allocations will change at specific intervals to some predefined new Target Allocation mix that is more conservative (I.E., has reduced allocations to equity securities). Each Portfolio is designed primarily for long-term investors in tax-advantaged accounts. With the exception of ING Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirement or financial goal date ("Target Date") as follows: 2045, 2035, 2025 and 2015. For example, investors looking to retire in or near the year 2045 would likely choose the ING Solution 2045 Portfolio and the mix of this Portfolio would migrate toward that of the ING Solution 2035 Portfolio in 10 years time, the ING Solution 2025 Portfolio in 20 years time, the ING Solution 2015 Portfolio in 30 years time and finally combine with the ING Solution Income Portfolio after 40 years or about 2045. The ING Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon. In summary, for ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio, the mix of investments in the Target Allocations will change over time and are expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

The Investment Committee of ILIAC will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) or target allocations for each Portfolio, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time. The predefined mixes will be reviewed annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

A Portfolio's stated investment objective is non-fundamental and may be changed by the Company's Board of Directors ("Board") without the approval of shareholders.

                     DESCRIPTION OF THE SOLUTION PORTFOLIOS

-  SOLUTION PORTFOLIOS AT A GLANCE


The following table summarizes the investment objective, target asset mix, target sub-asset class mix, and main risks of each Portfolio, and it is intended to help you make comparisons among the Solution Portfolios. As with all mutual funds, there can be no assurance that the Solution Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 4.



                          ING SOLUTION          ING SOLUTION          ING SOLUTION          ING SOLUTION          ING SOLUTION
                        INCOME PORTFOLIO       2015 PORTFOLIO        2025 PORTFOLIO        2035 PORTFOLIO        2045 PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER    ING Life Insurance    ING Life Insurance    ING Life Insurance    ING Life Insurance    ING Life Insurance
                      and Annuity Company   and Annuity Company   and Annuity Company   and Annuity Company   and Annuity Company

INVESTMENT PROFILE    You are within 5      You plan to retire    You plan to retire    You plan to retire    You plan to retire
                      years of your         or reach your         or reach your         or reach your         or reach your
                      retirement years or   financial goal        financial goal        financial goal        financial goal
                      your financial goal   target date between   target date between   target date between   target date between
                      target date.          2011 and 2020.        2021 and 2030.        2031 and 2040.        2041 and 2050.

  SHORTER INVESTMENT HORIZON  < ------------------------------------------------------------------- >  LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE  A combination of      Until the day prior   Until the day prior   Until the day prior   Until the day prior
                      total return and      to its Target Date,   to its Target Date,   to its Target Date,   to its Target Date,
                      stability of          the Portfolio will    the Portfolio will    the Portfolio will    the Portfolio will
                      principal consistent  seek to provide       seek to provide       seek to provide       seek to provide
                      with an asset         total return          total return          total return          total return
                      allocation targeted   consistent with an    consistent with an    consistent with an    consistent with an
                      to retirement.        asset allocation      asset allocation      asset allocation      asset allocation
                                            targeted at           targeted at           targeted at           targeted at
                                            retirement in         retirement in         retirement in         retirement in
                                            approximately 2015.   approximately 2025.   approximately 2035.   approximately 2045.
                                            On the Target Date,   On the Target Date,   On the Target Date,   On the Target Date,
                                            the investment        the investment        the investment        the investment
                                            objective will be to  objective will be to  objective will be to  objective will be to
                                            seek to provide a     seek to provide a     seek to provide a     seek to provide a
                                            combination of total  combination of total  combination of total  combination of total return and stability  return and stability  return and stability  return and stability
                                            of principal          of principal          of principal          of principal
                                            consistent with an    consistent with an    consistent with an    consistent with an
                                            asset allocation      asset allocation      asset allocation      asset allocation
                                            targeted to           targeted to           targeted to           targeted to
                                            retirement.           retirement.           retirement.           retirement.

TARGET ASSET MIX      A combination of      A combination of      A combination of      A combination of      A combination of
(AS OF MAY 1, 2006)   Underlying Funds      Underlying Funds      Underlying Funds      Underlying Funds      Underlying Funds
                      according to a fixed  according to a fixed  according to a fixed  according to a fixed  according to a fixed
                      formula that over     formula that over     formula that over     formula that over     formula that over
                      time should reflect   time should reflect   time should reflect   time should reflect   time should reflect
                      an allocation of      an allocation of      an allocation of      an allocation of      an allocation of
                      approximately __% in  approximately __% in  approximately __% in  approximately __% in  approximately __% in
                      equity securities     equity securities     equity securities     equity securities     equity securities
                      and __% in            and __% in            and __% in            and __% in            and __% in
                      fixed-income          fixed-income          fixed-income          fixed-income          fixed-income
                      securities and cash   securities and cash   securities and cash   securities and cash   securities and cash
                      equivalents           equivalents           equivalents           equivalents           equivalents

                          ING SOLUTION          ING SOLUTION          ING SOLUTION          ING SOLUTION          ING SOLUTION
                        INCOME PORTFOLIO       2015 PORTFOLIO        2025 PORTFOLIO        2035 PORTFOLIO        2045 PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
TARGET SUB-ASSET      U.S. Large Cap        U.S. Large Cap        U.S. Large Cap        U.S. Large Cap        U.S. Large Cap
CLASS MIX (AS OF        Blend          %      Blend          %      Blend          %      Blend          %      Blend          %
MAY 1, 2006)(1)       U.S. Large Cap        U.S. Large Cap        U.S. Large Cap        U.S. Large Cap        U.S. Large Cap
                        Growth         %      Growth         %      Growth         %      Growth         %      Growth         %
                      U.S. Large Cap        U.S. Large Cap        U.S. Large Cap        U.S. Large Cap        U.S. Large Cap
                        Value          %      Value          %      Value          %      Value          %      Value          %
                      U.S. Mid Cap     %    U.S. Mid Cap     %    U.S. Mid Cap     %    U.S. Mid Cap     %    U.S. Mid Cap     %
                      U.S. Small Cap   %    U.S. Small Cap   %    U.S. Small Cap   %    U.S. Small Cap   %    U.S. Small Cap   %
                      Non-U.S./             Non-U.S./             Non-U.S./             Non-U.S./             Non-U.S./
                        International  %      International  %      International  %      International  %      International  %
                      Real Estate      %    Real Estate      %    Real Estate      %    Real Estate      %    Real Estate      %
                      Intermediate-         Intermediate-         Intermediate-         Intermediate-         Intermediate-
                        Term Bond      %      Term Bond      %      Term Bond      %      Term Bond      %      Term Bond      %
                      High Yield Bond  %    High Yield Bond  %    High Yield Bond  %    High Yield Bond  %    High Yield Bond  %
                      Short-Term Bond  %    Short-Term Bond  %    Short-Term Bond  %    Short-Term Bond  %    Short-Term Bond  %
                      Insurance             Insurance             Insurance             Insurance             Insurance
                        Company Fixed         Company Fixed         Company Fixed         Company Fixed         Company Fixed
                        Contracts      %(2)   Contracts      %(2)   Contracts      %(2)   Contracts      %      Contracts      %

  LOWER RISK  < ------------------------------------------------------------------------------------------------- >  HIGHER RISK

MAIN RISKS            Asset allocation      Asset allocation      Asset allocation      Asset allocation      Asset allocation
THE SOLUTION          risk, credit risk,    risk, credit risk,    risk, credit risk,    risk, credit risk,    risk, credit risk,
PORTFOLIOS ARE        foreign markets       foreign markets       foreign markets       foreign markets       foreign markets
EXPOSED TO THE SAME   risk, high-yield,     risk, high-yield,     risk, high-yield,     risk, interest rate   risk, interest rate
RISKS AS THE          lower grade debt      lower grade debt      lower grade debt      risk, market and      risk, market and
UNDERLYING FUNDS IN   securities risk,      securities risk,      securities risk,      company risk, other   company risk, other
DIRECT PROPORTION TO  interest rate risk,   interest rate risk,   interest rate risk,   investment companies  investment companies
THE ALLOCATION OF     market and company    market and company    market and company    risk, prepayment or   risk, prepayment or
ASSETS AMONG          risk, other           risk, other           risk, other           call risk, real       call risk, real
UNDERLYING FUNDS. AN  investment companies  investment companies  investment companies  estate risk and       estate risk and
INVESTOR MAY LOSE     risk and prepayment   risk, prepayment or   risk, prepayment or   small-capitalization  small-capitalization
MONEY IN EACH         or call risk          call risk and real    call risk, real       company risk          company risk
PORTFOLIO.                                  estate risk           estate risk and
                                                                  small-capitalization
                                                                  company risk



(1) Although the Solution Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. Please see the more detailed description that follows for each Portfolio for information on the approximate target allocations in the absence of board approval.

                          ING SOLUTION INCOME PORTFOLIO

-  INVESTMENT OBJECTIVE

Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Stocks--Blend      %
               U.S. Large-Capitalization Stocks--Growth     %
               U.S. Large-Capitalization Stocks--Value      %
               U.S. Mid-Capitalization Stocks               %
               U.S. Small-Capitalization Stocks             %
               Non-U.S./International Stocks                %
               Real Estate Stocks                           %
               Intermediate-Term Bonds                      %
               High Yield Bonds                             %
               Short-Term Bonds                             %*
               Insurance Company Fixed Contracts            %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 25%.The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 13, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 14 and "More Information on Risks" on page 25 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2015 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Stocks--Blend      %
               U.S. Large-Capitalization Stocks--Growth     %
               U.S. Large-Capitalization Stocks--Value      %
               U.S. Mid-Capitalization Stocks               %
               U.S. Small-Capitalization Stocks             %
               Non-U.S./International Stocks                %
               Real Estate Stocks                           %
               Intermediate-Term Bonds                      %
               High Yield Bonds                             %
               Short-Term Bonds                             %*
               Insurance Company Fixed Contracts            %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 15%.The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 13, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 14 and "More Information on Risks" on page 25 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2025 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Stocks--Blend/Core   %
               U.S. Large-Capitalization Stocks--Growth       %
               U.S. Large-Capitalization Stocks--Value        %
               U.S. Mid-Capitalization Stocks                 %
               U.S. Small-Capitalization Stocks               %
               Non-U.S./International Stocks                  %
               Real Estate Stocks                             %
               Intermediate-Term Bonds                        %
               High Yield Bonds                               %
               Short-Term Bonds                               %*
               Insurance Company Fixed Contracts              %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 10%.The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 13, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 14 and "More Information on Risks" on page 25 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2035 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Stocks--Blend/Core   %
               U.S. Large-Capitalization Stocks--Growth       %
               U.S. Large-Capitalization Stocks--Value        %
               U.S. Mid-Capitalization Stocks                 %
               U.S. Small-Capitalization Stocks               %
               Non-U.S./International Stocks                  %
               Real Estate Stocks                             %
               Intermediate-Term Bonds                        %
               High Yield Bonds                               %
               Short-Term Bonds                               %
               Insurance Company Fixed Contracts              %


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 13, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 14 and "More Information on Risks" on page 25 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2045 PORTFOLIO


-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire in 2045.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Stocks--Blend/Core   %
               U.S. Large-Capitalization Stocks--Growth       %
               U.S. Large-Capitalization Stocks--Value        %
               U.S. Mid-Capitalization Stocks                 %
               U.S. Small-Capitalization Stocks               %
               Non-U.S./International Stocks                  %
               Real Estate Stocks                             %
               Intermediate-Term Bonds                        %
               High Yield Bonds                               %
               Short-Term Bonds                               %
               Insurance Company Fixed Contracts              %


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 13, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 14 and "More Information on Risks" on page 25 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           PORTFOLIO FEES AND EXPENSES


The tables that follow show the fees and expenses you pay if you buy and hold shares of a Portfolio. "Direct Annual Portfolio Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Company and the Solution Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Solution Portfolios are not fixed or specified under the terms of your Variable Contract. The tables do not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not Applicable.


                                 S CLASS SHARES
                   DIRECT ANNUAL PORTFOLIO OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                              OTHER EXPENSES(1)                                      TOTAL NET
                                                         ---------------------------    TOTAL        WAIVERS,          ANNUAL
                            MANAGEMENT     DISTRIBUTION     ADMIN.      SHAREHOLDER   OPERATING   REIMBURSEMENTS     OPERATING
PORTFOLIO                      FEES        (12b-1) FEES  SERVICES FEE   SERVICES FEE  EXPENSES   AND RECOUPMENTS(2)   EXPENSES
---------                   ----------     ------------  ------------   ------------  ---------  ------------------  ---------
ING Solution Income            0.10%             -           0.02%          0.25%         %             %                 %
ING Solution 2015              0.10%             -           0.02%          0.25%         %             %                 %
ING Solution 2025              0.10%             -           0.02%          0.25%         %             %                 %
ING Solution 2035              0.10%             -           0.02%          0.25%         %             %                 %
ING Solution 2045              0.10%             -           0.02%          0.25%         %             %                 %


----------

(1) This table shows the estimated operating expenses for S Class shares of each Portfolio as a ratio of expenses to average daily net assets for the current fiscal year. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(2) ILIAC, the adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solution Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ILIAC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least [May 1, 2007.] The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.


                                ADV CLASS SHARES
                   DIRECT ANNUAL PORTFOLIO OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                              OTHER EXPENSES(1)                                      TOTAL NET
                                                         ---------------------------    TOTAL        WAIVERS,          ANNUAL
                            MANAGEMENT     DISTRIBUTION     ADMIN.      SHAREHOLDER   OPERATING   REIMBURSEMENTS     OPERATING
PORTFOLIO                      FEES        (12b-1) FEES  SERVICES FEE   SERVICES FEE  EXPENSES   AND RECOUPMENTS(2)   EXPENSES
---------                   ----------     ------------  ------------   ------------  ---------  ------------------  ---------
ING Solution Income            0.10%           0.25%         0.02%          0.25%         %             %                 %
ING Solution 2015              0.10%           0.25%         0.02%          0.25%         %             %                 %
ING Solution 2025              0.10%           0.25%         0.02%          0.25%         %             %                 %
ING Solution 2035              0.10%           0.25%         0.02%          0.25%         %             %                 %
ING Solution 2045              0.10%           0.25%         0.02%          0.25%         %             %                 %



(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets for the current fiscal year. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(2) ILIAC, the adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solution Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ILIAC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least [May 1, 2007.] The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses in an amount equal to the expenses of the Class I shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund (with the exception of ING Marsico International Opportunities Portfolio) as of December 31, 2005. Expenses are estimated for ING Marsico International Opportunities Portfolio as the Portfolio had not commenced operations as of the date of this Prospectus.



                                                                TOTAL ANNUAL
                                                                 OPERATING       FEE WAIVER BY     NET OPERATING
UNDERLYING FUNDS                                                  EXPENSES          ADVISER           EXPENSES
----------------                                                ------------     -------------     -------------
ING AllianceBernstein Mid Cap Growth Portfolio                        %                                   %
ING American Century Large Company Value Portfolio                    %                                   %
ING American Century Select Portfolio                                 %                                   %
ING American Century Small-Mid Cap Value Portfolio                    %                 %                 %
ING Baron Small Cap Growth Portfolio                                  %                 %                 %
ING Capital Guardian Small/Mid Cap Portfolio                          %                                   %
ING Capital Guardian U.S. Equities Portfolio                          %                                   %
ING Davis Venture Value Portfolio                                     %                                   %
ING Evergreen Omega Portfolio                                         %                                   %
ING FMR(SM) Diversified Mid Cap Portfolio                             %                                   %
ING Fundamental Research Portfolio                                    %                                   %
ING Goldman Sachs(R) Capital Growth Portfolio                         %                                   %
ING Goldman Sachs(R) Structured Equity Portfolio                      %                                   %
ING Janus Contrarian Portfolio                                        %                                   %
ING JPMorgan International Portfolio                                  %                                   %
ING JPMorgan Mid Cap Value Portfolio                                  %                                   %
ING JPMorgan Small Cap Equity Portfolio                               %                 %                 %
ING Julius Baer Foreign Portfolio                                     %                                   %
ING Legg Mason Value Portfolio                                        %                                   %
ING Limited Maturity Bond Portfolio                                   %                                   %
ING Lord Abbett Affiliated Portfolio                                  %                                   %
ING Marisco Growth Portfolio                                          %                                   %
ING Marisco International Opportunities Portfolio                     %                 %                 %
ING Mercury Large Cap Growth Portfolio                                %                 %                 %
ING Mercury Large Cap Value Portfolio                                 %                 %                 %
ING MFS Capital Opportunities Portfolio                               %                                   %
ING MFS Mid Cap Growth Portfolio                                      %                                   %
ING Oppenheimer Main Street Portfolio(R)                              %                                   %
ING Oppenheimer Strategic Income Portfolio                            %                                   %
ING PIMCO High Yield Portfolio                                        %                                   %
ING PIMCO Total Return Portfolio                                      %                                   %
ING Pioneer Fund Portfolio                                            %                                   %
ING Pioneer Mid Cap Value Portfolio                                   %                                   %
ING Salomon Brothers Aggressive Growth Portfolio                      %                                   %
ING Salomon Brothers Investors Portfolio                              %                                   %
ING Salomon Brothers Large Cap Growth Portfolio                       %                                   %

                                                                TOTAL ANNUAL      FEE WAIVER/
                                                                 OPERATING        RECOUPMENT        NET OPERATING
UNDERLYING FUNDS                                                  EXPENSES        BY ADVISER          EXPENSES
----------------                                                ------------      -----------       -------------
ING T. Rowe Diversified Mid Cap Growth Portfolio                      %                                   %
ING T. Rowe Price Equity Income Portfolio                             %                                   %
ING T. Rowe Price Growth Equity Portfolio                             %                                   %
ING UBS U.S. Large Cap Equity Portfolio                               %                                   %
ING Van Kampen Comstock Portfolio                                     %                 %                 %
ING Van Kampen Equity Growth Portfolio                                %                                   %
ING Van Kampen Real Estate Portfolio                                  %                                   %
ING VP Growth and Income Portfolio                                    %                                   %
ING VP Growth Portfolio                                               %                                   %
ING VP High Yield Bond Portfolio                                      %                 %                 %
ING VP Index Plus LargeCap Portfolio                                  %                                   %
ING VP Index Plus MidCap Portfolio                                    %                                   %
ING VP Index Plus SmallCap Portfolio                                  %                                   %
ING VP Intermediate Bond Portfolio                                    %                                   %
ING VP International Equity Portfolio                                 %                 %                 %
ING VP International Value Portfolio                                  %                 %                 %
ING VP LargeCap Growth Portfolio                                      %                 %                 %
ING VP MidCap Opportunities Portfolio                                 %                 %                 %
ING VP Money Market Portfolio                                         %                                   %
ING VP Real Estate Portfolio                                          %                 %                 %
ING VP Small Company Portfolio                                        %                                   %
ING VP SmallCap Opportunities Portfolio                               %                 %                 %
ING VP Value Opportunity Portfolio                                    %                                   %
ING Wells Fargo Mid Cap Disciplined Portfolio                         %                                   %


                                 S CLASS SHARES
                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                            WITHOUT THE INSURANCE COMPANY FIXED CONTRACTS         WITH THE INSURANCE COMPANY FIXED CONTRACTS(1)
                            ---------------------------------------------         ---------------------------------------------
                                TOTAL          WAIVERS AND     NET OPERATING          TOTAL          WAIVERS AND     NET OPERATING
PORTFOLIO                OPERATING EXPENSES   REIMBURSEMENTS     EXPENSES      OPERATING EXPENSES   REIMBURSEMENTS     EXPENSES
---------                ------------------   --------------   -------------   ------------------   --------------   -------------
ING Solution Income               %                  %               %                 %                                   %
ING Solution 2015                 %                  %               %                 %                   %               %
ING Solution 2025                 %                  %               %                 %                   %               %
ING Solution 2035                 %                  %               %                 %                   %               %
ING Solution 2045                 %                  %               %                 %                   %               %


----------

(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

These expense ratios are estimates based on the target allocations among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE

The Example is intended to help you compare the cost of investing in S Class shares of the Portfolios, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the S Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the S Class' direct and indirect operating expenses remain the same. The Example does not reflect expenses of a variable contract that may use the Solution Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.


                                    WITHOUT THE INSURANCE                WITH THE INSURANCE
                                   COMPANY FIXED CONTRACTS           COMPANY FIXED CONTRACTS(2)
                                  --------------------------         --------------------------
PORTFOLIO                         1 YEAR             3 YEARS         1 YEAR             3 YEARS
---------                         ------             -------         ------             -------
ING Solution Income                   $                   $              $                   $
ING Solution 2015(1)
ING Solution 2025(1)
ING Solution 2035(1)
ING Solution 2045(1)


----------

(1) The Example reflects any expense limitations of the Underlying Funds for the one-year period and the first year of the three-year period.
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

                                ADV CLASS SHARES

                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                            WITHOUT THE INSURANCE COMPANY FIXED CONTRACTS         WITH THE INSURANCE COMPANY FIXED CONTRACTS(1)
                            ---------------------------------------------         ---------------------------------------------
                                TOTAL          WAIVERS AND     NET OPERATING          TOTAL          WAIVERS AND     NET OPERATING
PORTFOLIO                OPERATING EXPENSES   REIMBURSEMENTS     EXPENSES      OPERATING EXPENSES   REIMBURSEMENTS     EXPENSES
---------                ------------------   --------------   -------------   ------------------   --------------   -------------
ING Solution Income               %                  %               %                  %                                  %
ING Solution 2015                 %                  %               %                  %                  %               %
ING Solution 2025                 %                  %               %                  %                  %               %
ING Solution 2035                 %                  %               %                  %                  %               %
ING Solution 2045                 %                  %               %                  %                  %               %


----------

(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.


These expense ratios are estimates based on the target allocations among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.


EXAMPLE


The Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class' operating expenses remain the same. The Example does not reflect expenses of a Variable Contract that may use the Solution Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.


                                    WITHOUT THE INSURANCE                WITH THE INSURANCE
                                   COMPANY FIXED CONTRACTS           COMPANY FIXED CONTRACTS(2)
                                  --------------------------         --------------------------
PORTFOLIO                         1 YEAR             3 YEARS         1 YEAR             3 YEARS
---------                         ------             -------         ------             -------
ING Solution Income                   $                   $              $                   $
ING Solution 2015(1)
ING Solution 2025(1)
ING Solution 2035(1)
ING Solution 2045(1)


----------

(1) The Example reflects any expense limitations of the Underlying Funds for the one-year period and the first year of the three-year period.
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

                    MORE INFORMATION ON INVESTMENT STRATEGIES

-  MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds and insurance company fixed contracts. ILIAC determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ILIAC uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.


The factors considered may include the following:

(i)   the investment objective of each Portfolio and each of the Underlying
      Funds;

(ii)  economic and market forecasts;

(iii) proprietary and third-party reports and analyses;

(iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)   the correlation and covariance among Underlying Funds.


As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ILIAC will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Solution Portfolios and the Underlying Funds.

ILIAC intends to rebalance the Portfolios on a quarterly basis to attain the Target Allocation investment allocations. In addition, variances from the targets will be monitored, but rebalancing will generally not take place more frequently than quarterly. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ILIAC may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, ILIAC will attempt to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's investment targets. If ILIAC believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


-  INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Solution Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Solution Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks on page 25 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                          RISKS OF THE UNDERLYING FUNDS


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING AllianceBernstein  Long-term total        Invests at least 80% of      Convertible securities
Directed Services, Inc.         Mid Cap Growth         return.                assets in                    risk, derivatives risk,
                                Portfolio                                     mid-capitalization           foreign investment risk,
PORTFOLIO MANAGER:                                                            companies (defined as        growth stock risk,
Alliance Capital                                                              companies that have a        manager risk, market and
Management L.P.                                                               market capitalization        company risk, market
                                                                              within the range of          capitalization risk,
                                                                              companies in the Russell     mid-capitalization
                                                                              Midcap(R) Growth Index).     company risk, portfolio
                                                                              May also invest in           turnover risk,
                                                                              convertibles, investment     securities lending risk,
                                                                              grade instruments, U.S.      and U.S. government
                                                                              government securities and    securities risk.
                                                                              high quality, short-term
                                                                              obligations (including
                                                                              repurchase agreements,
                                                                              bankers' acceptances and
                                                                              domestic certificates of
                                                                              deposit) and foreign
                                                                              securities. May write
                                                                              exchange-traded covered
                                                                              call options on up to 25%
                                                                              of assets, may make secured
                                                                              loans on up to 25% of
                                                                              assets, may enter into
                                                                              repurchase agreements on up
                                                                              to 10% of assets and may
                                                                              enter into futures
                                                                              contracts on securities
                                                                              indices and options on such
                                                                              futures contracts.

INVESTMENT ADVISER:             ING American Century   Long-term capital      Invests at least 80% of      Currency risk, debt
ING Life Insurance and Annuity  Large Company Value    growth Income is a     assets in equity securities  securities risk,
Company                         Portfolio              secondary objective.   of large capitalization      derivatives risk,
                                                                              companies (those with        foreign investment risk,
PORTFOLIO MANAGER:                                                            market capitalizations       market and company risk,
American Century Investment                                                   similar to companies in in   undervalued securities
Management, Inc.                                                              the Russell 1000 Index).     risk and value investing
                                                                              Equity securities include    risk.
                                                                              common and preferred stock
                                                                              and equity-equivalent
                                                                              securities, such as debt
                                                                              securities and preferred
                                                                              stock convertible into
                                                                              common stock and stock
                                                                              index futures contracts.
                                                                              May also invest in
                                                                              derivatives, foreign
                                                                              securities, debt securities
                                                                              of companies, debt
                                                                              obligations of governments
                                                                              and their agencies on other
                                                                              similar securities.

INVESTMENT ADVISER:             ING American Century   Long-term capital      Invests in stocks of         Currency risk,
ING Life Insurance and Annuity  Select Portfolio       appreciation.          companies the Sub-Adviser    derivatives risk, equity
Company                                                                       believes will increase in    securities risk, foreign
                                                                              value over time. Generally   investment risk, growth
PORTFOLIO MANAGER:                                                            invests in larger            stock risk, market and
American Century Investment                                                   companies, although it may   company risk and
Management, Inc.                                                              invest in companies of any   portfolio turnover risk.
                                                                              size. May invest in foreign
                                                                              companies located and doing
                                                                              business in foreign
                                                                              countries.

INVESTMENT ADVISER:             ING American Century   Long-term growth of    At least 80% of assets in    Currency risk, debt
ING Life Insurance and Annuity  Small-Mid Cap Value    capital, income is a   U.S. equity securities of    securities risk,
Company                         Portfolio              secondary objective.   small-capitalization         derivatives risk, equity
                                                                              companies.                   securities risk, foreign
PORTFOLIO MANAGER:                                                            Small-capitalization         investment risk, market
American Century Investment                                                   companies include those      and company risk,
Management, Inc.                                                              with a market                portfolio turnover risk,
                                                                              capitalization no larger     small-capitalization
                                                                              than that of the largest     company risk,
                                                                              company in the S&P Small     undervalued securities
                                                                              Cap 600 Index or the         risk and value investing
                                                                              Russell 2000(R) Index. May   risk.
                                                                              invest in derivatives,
                                                                              foreign securities, debt
                                                                              securities of companies,
                                                                              debt obligations of
                                                                              governments and other
                                                                              similar securities.

INVESTMENT ADVISER:             ING Baron Small Cap    Capital appreciation.  Invests at least 80% of      Credit risk, equity
ING Life Insurance and Annuity  Growth Portfolio                              assets in securities of      securities risk, growth
Company                                                                       smaller companies with       stock risk, large
                                                                              market values under $2.5     positions risk, market
PORTFOLIO MANAGER:                                                            billion.                     and company risk, and
BAMCO, Inc.                                                                                                small-capitalization
                                                                                                           company risk.

INVESTMENT ADVISER:             ING Capital Guardian   Long-term capital      Invests at least 80% of      Convertible securities
Directed Services, Inc.         Small/Mid Cap          appreciation.          assets in equity securities  risk, depository receipt
                                Portfolio                                     of small- and                risk, equity securities
PORTFOLIO MANAGER:                                                            mid-capitalization           risk, foreign investment
Capital Guardian Trust Company                                                companies, defined to        risk, growth stock risk,
                                                                              include companies with       manager risk, market and
                                                                              capitalizations within the   company risk, market
                                                                              range of companies included  capitalization risk,
                                                                              in the Russell 2800 Index.   mid-capitalization
                                                                              Equity investments include   company risk,
                                                                              common and preferred stocks  over-the-counter
                                                                              or convertible securities.   investment risk,
                                                                              May hold ADRs, EDRs and      securities lending risk,
                                                                              GDRs. May invest in money    small-capitalization
                                                                              market instruments and       company risk and
                                                                              repurchase agreements.       undervalued securities
                                                                                                           risk.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Capital Guardian   Long-term growth of    Invest at least 80% of       Convertible securities
Directed Services, Inc.         U.S. Equities          capital and income.    assets in equity and         risk, debt securities
                                Portfolio                                     equity-related securities    risk, depository receipt
PORTFOLIO MANAGER:                                                            (including common and        risk, equity securities
Capital Guardian Trust Company                                                preferred stock and          risk, foreign investment
                                                                              convertible securities such  risk, growth stock risk,
                                                                              as warrants and rights) of   manager risk, market and
                                                                              issuers located in the U.S.  company risk, market
                                                                              with greater consideration   capitalization risk,
                                                                              given to potential           securities lending risk,
                                                                              appreciation and future      and value investing
                                                                              dividends than to current    risk.
                                                                              income. May invest in ADRs,
                                                                              EDRs and GDRs, debt
                                                                              securities and cash
                                                                              equivalents.

INVESTMENT ADVISER:             ING Davis Venture      Long-term growth of    Under normal circumstances,  Diversification risk,
ING Life Insurance and Annuity  Value Portfolio        capital.               the Portfolio invests the    equity securities risk,
Company                                                                       majority of its assets in    foreign investment risk,
                                                                              equity securities issued by  headline risk, industry
PORTFOLIO MANAGER:                                                            large companies with market  focus risk, manager
Davis Selected Advisers, L.P.                                                 capitalizations of at least  risk, market and company
                                                                              $10 billion. The Portfolio   risk, mid-capitalization
                                                                              has the flexibility to       company risk and
                                                                              invest a limited portion of  small-capitalization
                                                                              its assets in companies of   risk.
                                                                              any size, to invest in
                                                                              companies whose shares may
                                                                              be subject to controversy,
                                                                              to invest in foreign
                                                                              securities, and to invest
                                                                              in non-equity securities.
                                                                              The Portfolio is not
                                                                              diversified.

INVESTMENT ADVISER:             ING Evergreen Omega    Long-term capital      Invests primarily in common  Convertible securities
Directed Services, Inc.         Portfolio              growth.                stocks and securities        risk, equity securities
                                                                              convertible into common      risk, foreign investment
PORTFOLIO MANAGER:                                                            stocks of U.S. companies     risk, growth stock risk,
Evergreen Investment                                                          across all market            investment style risk,
Management Company, LLC                                                       capitalizations. May also    manager risk, market
                                                                              invest up to 25% of assets   capitalization risk,
                                                                              in foreign securities.       mid-capitalization
                                                                                                           company risk, price
                                                                                                           volatility risk and
                                                                                                           small-capitalization
                                                                                                           company risk.

INVESTMENT ADVISER:             ING FMR(SM)            Long-term growth of    Invests at least 80% of      Derivatives risk,
Directed Services, Inc.         Diversified Mid Cap    capital.               assets in securities of      emerging markets risk,
                                Portfolio                                     companies with medium        foreign investment risk,
PORTFOLIO MANAGER:                                                            market capitalizations       growth stock risk,
Fidelity Management & Research                                                (defined as those whose      manager risk, market and
Company                                                                       market capitalizations are   company risk, market
                                                                              similar to the market        capitalization risk,
                                                                              capitalization of companies  mid-capitalization
                                                                              in the Russell Midcap(R)     company risk, other
                                                                              Index or the S&P MidCap 400  investment companies
                                                                              Index). May invest up to     risk, portfolio turnover
                                                                              25% of assets in foreign     risk,
                                                                              securities, including        small-capitalization
                                                                              emerging markets and may     company risk, and value
                                                                              buy and sell future          investing risk.
                                                                              contracts and other
                                                                              investment companies.

INVESTMENT ADVISER:             ING Fundamental        Maximize total return  The Portfolio invests at     Convertible securities
ING Life Insurance and Annuity  Research Portfolio                            least 65% of its assets in   risk, derivatives risk,
Company                                                                       common stocks and            equity securities risk,
                                                                              securities convertible into  foreign investment risk,
PORTFOLIO MANAGER:                                                            common stock. May also       index tracking risk,
ING Investment Management Co.                                                 invest in exchange-          IPO risk, market and
                                                                              traded funds, initial        company risk, market
                                                                              public offerings and         trends risk, mid-
                                                                              derivatives. Emphasizes      capitalization company
                                                                              stocks of larger companies.  risk and other
                                                                              May also invest in mid-      investment companies
                                                                              capitalization companies     risks.
                                                                              and may invest up to
                                                                              25% of assets in foreign
                                                                              securities.

INVESTMENT ADVISER:             ING Goldman Sachs(R)   Long-term growth of    Invests at least 90% of      Credit risk, currency
ING Life Insurance and Annuity  Capital Growth         capital.               assets in equity             risk, derivatives risk,
Company                         Portfolio                                     investments. Invests         equity securities risk,
                                                                              primarily in                 emerging growth risk,
PORTFOLIO MANAGER:                                                            publicly-traded U.S.         emerging markets risk,
Goldman Sachs Asset                                                           companies, but may invest    foreign investment risk,
Management, L.P.                                                              up to 10% of assets in       growth stock risk,
                                                                              foreign securities.          interest rate risk,
                                                                                                           liquidity risk, manager
                                                                                                           risk, and market and
                                                                                                           company risk.

INVESTMENT ADVISER:             ING Goldman Sachs(R)   Long-term growth of    Invests at least 90% of      Credit risk, currency
ING Life Insurance and Annuity  Structured Equity      capital and dividend   assets in a diversified      risk, derivatives risk,
Company                         Portfolio              income.                portfolio of equity          equity securities risk,
                                                                              investments in U.S.          emerging growth risk,
PORTFOLIO MANAGER:                                                            issuers, including foreign   foreign investment risk,
Goldman Sachs Asset                                                           companies that are traded    growth stock risk,
Management, L.P.                                                              in the U.S.                  interest rate risk,
                                                                                                           liquidity risk, market
                                                                                                           and company risk and
                                                                                                           portfolio turnover risk.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Janus Contrarian   Capital appreciation.  Invests at least 80% of net  Debt securities risk,
Directed Services, Inc.         Portfolio                                     assets in equity securities  derivatives risk,
                                                                              with the potential for       diversification risk,
PORTFOLIO MANAGER:                                                            long-term growth of          equity securities risk,
Janus Capital Management LLC                                                  capital. The Portfolio is    foreign investment risk,
                                                                              non-diversified. May also    high-yield, lower-grade
                                                                              invest in foreign equity     debt securities risk,
                                                                              and debt securities, up to   interest rate risk,
                                                                              20% in high-yield debt       liquidity risk, manager
                                                                              securities ("junk bonds");   risk, market and company
                                                                              derivatives; securities      risk, market
                                                                              purchased on a when-issued,  capitalization risk,
                                                                              delayed delivery or forward  maturity risk,
                                                                              commitment basis; illiquid   mid-capitalization
                                                                              securities (up to 15%); and  company risk, sector
                                                                              may invest more than 25% of  risk,
                                                                              its assets in securities of  small-capitalization
                                                                              companies in one or more     company risk, and
                                                                              market sectors.              special situations risk.

INVESTMENT ADVISER:             ING JPMorgan           Long-term growth of    Invests at least 65% of      Credit risk, currency
ING Life Insurance and Annuity  International          capital.               assets in equity securities  risk, debt securities
Company                         Portfolio                                     of foreign companies that    risk, emerging markets
                                                                              the Portfolio manager        risk, foreign investment
PORTFOLIO MANAGER:                                                            believes have higher growth  risk, geographic focus
J.P. Morgan Asset Management                                                  potential. Will invest in a  risk, high-yield,
(London) Ltd.                                                                 number of issuers in         lower-grade debt
                                                                              several countries other      securities risk,
                                                                              than the U.S. and will       interest rate risk, and
                                                                              invest in securities of      market and company risk.
                                                                              both developed and
                                                                              developing markets. May
                                                                              also invest in debt
                                                                              securities issued by
                                                                              foreign and U.S. companies,
                                                                              including non-investment
                                                                              grade debt securities.

INVESTMENT ADVISER:             ING JPMorgan Mid Cap   Growth from capital    Invests at least 80% of      Convertible securities
ING Life Insurance and Annuity  Value Portfolio        appreciation.          assets in common stocks of   risk, depositary receipt
Company                                                                       companies with market        risk, derivatives risk,
                                                                              capitalizations of $1        diversification risk,
PORTFOLIO MANAGER:                                                            billion to $20 billion that  equity securities risk,
J.P. Morgan Investment                                                        the Portfolio Manager        foreign investment risk,
Management Inc.                                                               believes are undervalued.    interest rate risk,
                                                                              Normally invests in          market and company risk,
                                                                              securities that are traded   mid-capitalization
                                                                              on registered exchanges or   company risk,
                                                                              the over-the-counter market  over-the-counter
                                                                              in the U.S. May invest in    investment risk, and
                                                                              other equity securities,     small-capitalization
                                                                              including preferred stock,   company risk.
                                                                              convertible securities, and
                                                                              foreign securities
                                                                              (including depositary
                                                                              receipts) and derivatives.

INVESTMENT ADVISER:             ING JPMorgan Small     Capital growth over    Invests at least 80% of      Convertible securities
Directed Services, Inc.         Cap Equity Portfolio   the long term.         assets in equity securities  risk, derivatives risk,
                                                                              of small-capitalization      foreign investment risk,
PORTFOLIO MANAGER:                                                            companies (defined as those  growth stock risk,
J.P. Morgan Investment                                                        with market capitalization   manager risk, market and
Management Inc.                                                               (defined as those with       company risk, market
                                                                              market capitalization equal  capitalization risk,
                                                                              to those within a universe   mid-capitalization
                                                                              of Russell 2000(R) Index     company risk,
                                                                              stocks). May also invest up  mortgage-related
                                                                              to 20% in foreign            securities risk, real
                                                                              securities, including        estate risk,
                                                                              depositary receipts,         small-capitalization
                                                                              convertible securities,      company risk, and value
                                                                              high-quality money market    investing risk.
                                                                              instruments and repurchase
                                                                              agreements and may include
                                                                              real estate investment
                                                                              trusts and derivatives.

INVESTMENT ADVISER:             ING Julius Baer        Long-term growth of    Invests at least 80% of      Convertible securities
Directed Services, Inc.         Foreign Portfolio      capital.               assets in equity securities  risk, debt securities
                                                                              tied economically to         risk, derivatives risk,
PORTFOLIO MANAGER:                                                            countries outside the U.S.,  emerging markets risk,
Julius Baer Investment                                                        including common and         foreign investment risk,
Management LLC                                                                preferred stock, American,   high-yield, lower-grade
                                                                              European and Global          debt securities risk,
                                                                              depositary receipts,         liquidity risk, market
                                                                              convertible securities,      and company risk, market
                                                                              rights, warrants, and other  capitalization risk,
                                                                              investment companies,        mid-capitalization
                                                                              including exchange-traded    company risk, other
                                                                              funds. Normally has a bias   investment companies
                                                                              towards larger companies     risk, portfolio turnover
                                                                              (e.g., with market           risk, price volatility
                                                                              capitalizations of $10       risk, securities lending
                                                                              billion or greater), but     risk, and
                                                                              may also invest in small-    small-capitalization
                                                                              and mid-sized companies.     company risk.
                                                                              May invest up to 25% of
                                                                              assets in issuers in
                                                                              emerging markets and may
                                                                              invest in debt securities
                                                                              (up to 10% in
                                                                              non-investment grade
                                                                              bonds). May invest in
                                                                              derivatives. Will invest at
                                                                              least 65% in no fewer than
                                                                              three different countries
                                                                              located outside the U.S.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Legg Mason Value   Long-term growth of    Invests primarily in equity  Convertible securities
Directed Services, Inc.         Portfolio              capital.               securities (including        risk, credit risk,
                                                                              foreign securities).         currency risk, debt
PORTFOLIO MANAGER:                                                            Generally invests in         securities risk,
Legg Mason Funds Management,                                                  companies with market        diversification risk,
Inc.                                                                          capitalizations greater      equity securities risk,
                                                                              than $5 billion, but may     foreign investment risk,
                                                                              invest in companies of any   growth stock risk, high
                                                                              size. May also invest in     yield, lower-grade debt
                                                                              convertible and debt         securities risk,
                                                                              securities. May invest up    interest rate risk,
                                                                              to 25% of assets in          investment models risk,
                                                                              long-term debt securities,   manager risk, market and
                                                                              and up to 10% of in high     company risk, market
                                                                              yield debt securities. The   trends risk,
                                                                              Portfolio is                 mid-capitalization
                                                                              non-diversified.             company risk,
                                                                                                           over-the-counter
                                                                                                           investment risk,
                                                                                                           pre-payment or call
                                                                                                           risk,
                                                                                                           small-capitalization
                                                                                                           company risk and value
                                                                                                           investing risk.

INVESTMENT ADVISER:             ING Limited Maturity   Highest current        Invests at least 80% of      Debt securities risk,
Directed Services, Inc.         Bond Portfolio         income consistent      assets in bonds that are     derivatives risk,
                                                       with low risk to       primarily limited maturity   foreign investment risk,
PORTFOLIO MANAGER:                                     principal and          debt securities. Invests in  income risk, interest
ING Investment Management Co.                          liquidity. As a        non-government securities    rate risk, manager risk,
                                                       secondary objective,   only if rated Baa3 or        market capitalization
                                                       seeks to enhance its   better by Moody's or BBB-    risk, mid-capitalization
                                                       total return through   or better by S&P or if not   company risk,
                                                       capital appreciation.  rated determined that they   mortgage-related
                                                                              are of comparable quality.   securities risk,
                                                                              May borrow up to 10% of the  portfolio turnover risk,
                                                                              value of its net assets.     pre-payment or call
                                                                                                           risk, real estate risk,
                                                                                                           sector risk, securities
                                                                                                           lending risk,
                                                                                                           small-capitalization
                                                                                                           company risk, and U.S.
                                                                                                           government securities
                                                                                                           risk.

INVESTMENT ADVISER:             ING Lord Abbett        Long-term growth of    Invests primarily in equity  Convertible securities
Directed Services, Inc.         Affiliated Portfolio   capital. Current       securities of large,         risk, debt securities
                                                       income is a secondary  seasoned, U.S. and           risk, derivatives risk,
PORTFOLIO MANAGER:                                     objective.             multinational companies      equity securities risk,
Lord, Abbett & Co. LLC                                                        (those companies in the      foreign investment risk,
                                                                              Russell 1000(R) Value        manager risk, market and
                                                                              Index). May invest up to     company risk,
                                                                              10% of its assets in         undervalued securities
                                                                              foreign securities and also  risk and value investing
                                                                              may invest in American       risk.
                                                                              Depositary Receipts and
                                                                              similar depositary
                                                                              receipts, which are not
                                                                              subject to the 10% limit on
                                                                              investment. The Portfolio
                                                                              may invest in convertible
                                                                              bonds and convertible
                                                                              preferred stock, and in
                                                                              derivatives and similar
                                                                              instruments.

INVESTMENT ADVISER:             ING Marsico Growth     Capital appreciation.  Invests primarily in equity  Derivatives risk,
Directed Services, Inc.         Portfolio                                     securities of companies of   emerging markets risk,
                                                                              any size, selected for       equity securities risk,
PORTFOLIO MANAGER:                                                            their growth potential.      foreign investment risk,
Marsico Capital                                                               Will normally hold a core    growth stock risk,
Management, LLC                                                               position of between 35 and   manager risk, market and
                                                                              50 common stocks primarily   company risk, market
                                                                              emphasizing larger           capitalization risk,
                                                                              companies (those with        market trends risk,
                                                                              market capitalization of $4  over-the-counter
                                                                              billion or more). May also   investment risk,
                                                                              invest in foreign            portfolio turnover risk,
                                                                              securities (including        price volatility risk
                                                                              emerging markets) and        and sector risk.
                                                                              forward foreign currency
                                                                              contracts, futures and
                                                                              options. Substantial cash
                                                                              holdings in the absence of
                                                                              attractive investment
                                                                              opportunities; and, from
                                                                              time to time, investment of
                                                                              more than 25% assets in
                                                                              securities of companies in
                                                                              one or more market sectors.
                                                                              Generally will not invest
                                                                              more than 25% of assets in
                                                                              a particular industry
                                                                              within a sector.

INVESTMENT ADVISER:             ING Marsico            Long-term growth of    Invests at least 65% of      Currency risk, emerging
Directed Services, Inc.         International          capital.               assets in common stocks of   markets risk, equity
                                Opportunities                                 foreign companies. May       securities risk, foreign
PORTFOLIO MANAGER:              Portfolio                                     invest in companies of any   investment risk, growth
Marsico Capital Management,                                                   size throughout the world.   stock risk, investment
LLC                                                                           Invests in issuers from a    models risk, liquidity
                                                                              number of different          risk, manager risk,
                                                                              countries, not including     market and company risk,
                                                                              the U.S. and generally       market capitalization
                                                                              maintains a core position    risk, market trends
                                                                              of between 35 and 50 common  risk, over-the-counter
                                                                              stocks. May use options,     investment risk,
                                                                              futures and foreign          portfolio turnover risk,
                                                                              currency contracts. May      price volatility risk
                                                                              invest in emerging markets.  and sector risk.
                                                                              Up to 10% in fixed-income
                                                                              securities and up to 5% in
                                                                              high-yield bonds and
                                                                              mortgage- and asset-backed
                                                                              securities. Up to 15% in
                                                                              illiquid securities. May
                                                                              invest up to 25% of its
                                                                              total assets in securities
                                                                              of companies in a single
                                                                              market sector, although it
                                                                              generally will not invest
                                                                              more than 25% of its total
                                                                              assets in a particular
                                                                              industry within a sector.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Mercury Large Cap  Long-term growth of    Invests at least 80% of      Convertible securities
Directed Services, Inc.         Growth Portfolio       capital.               assets in equity securities  risk, debt securities
                                                                              of large capitalization      risk, foreign investment
PORTFOLIO MANAGER:                                                            companies (defined as those  risk, growth stock risk,
Mercury Advisors                                                              included in the Russell      interest rate risk,
                                                                              1000(R) Growth Index). Up    investment models risk,
                                                                              to 10% in foreign            manager risk, market and
                                                                              securities, including        company risk, market
                                                                              American and European        capitalization risk,
                                                                              depositary receipts. May     maturity risk, portfolio
                                                                              invest in derivatives,       turnover risk,
                                                                              short-term debt securities,  securities lending risk,
                                                                              non-convertible preferred    and U.S. government
                                                                              stocks and bonds or          securities risk.
                                                                              government and money market
                                                                              securities.

INVESTMENT ADVISER:             ING Mercury Large Cap  Long-term growth of    Invests at least 80% of its  Borrowing and leverage
Directed Services, Inc.         Value Portfolio        capital.               assets in a diversified      risk, convertible
                                                                              portfolio of equity          securities risk, debt
PORTFOLIO MANAGER:                                                            securities of                securities risk,
Mercury Advisors                                                              large-capitalization         derivatives risk, equity
                                                                              companies (those within the  securities risk, foreign
                                                                              market-cap range of          investment risk,
                                                                              companies included in the    investment models risk,
                                                                              Russell 1000(R) Value        liquidity risk, manager
                                                                              Index). May invest up to     risk, market and company
                                                                              10% of its total assets in   risk, market
                                                                              securities issued by         capitalization risk,
                                                                              foreign issuers, including   over-the-counter
                                                                              American Depositary          investment risk,
                                                                              Receipts. Will generally     restricted and illiquid
                                                                              limit its foreign            securities risk,
                                                                              securities investments to    securities lending risk,
                                                                              ADRs of issuers in           sovereign debt risk,
                                                                              developed countries. May     undervalued securities
                                                                              also invest in investment    risk, U.S. government
                                                                              grade convertible            securities risk, and
                                                                              securities, preferred        value investing risk.
                                                                              stock, illiquid securities,
                                                                              U.S. government debt
                                                                              securities of any maturity,
                                                                              and derivatives for hedging
                                                                              purposes. May purchase or
                                                                              sell securities on a
                                                                              when-issued basis. May lend
                                                                              up to 33 1/3% of its total
                                                                              assets and invest
                                                                              uninvested cash in money
                                                                              market funds.

INVESTMENT ADVISER:             ING MFS Capital        Capital appreciation.  Invests at least 65% of net  Convertible securities
ING Life Insurance and Annuity  Opportunities                                 assets in common stocks and  risk, credit risk,
Company                         Portfolio                                     related securities, such as  currency risk,
                                                                              preferred stocks,            depositary receipt risk,
PORTFOLIO MANAGER:                                                            convertible securities and   emerging markets risk,
Massachusetts Financial                                                       depositary receipts. May     equity securities risk,
Services Company                                                              invest in foreign            foreign investment risk,
                                                                              securities, including        market and company risk,
                                                                              emerging market securities.  over-the-counter
                                                                              May invest in securities     investment risk and
                                                                              listed on a securities       portfolio turnover risk.
                                                                              exchange or traded in the
                                                                              over-the-counter markets.

INVESTMENT ADVISER:             ING MFS Mid Cap        Long-term growth of    Invests at least 80% of      Convertible securities
Directed Services, Inc.         Growth Portfolio       capital.               assets in common stocks and  risk, debt securities
                                                                              related securities (such as  risk, derivatives risk,
PORTFOLIO MANAGER:                                                            preferred stocks,            emerging markets risk,
Massachusetts Financial                                                       convertible securities, and  foreign investment risk,
Services Company                                                              depositary receipts) of      growth stock risk,
                                                                              companies with medium        high-yield, lower grade
                                                                              market capitalizations       debt securities risk,
                                                                              (defined as those companies  manager risk, market and
                                                                              with capitalizations of      company risk, market
                                                                              $250 million or more but     capitalization risk,
                                                                              not exceeding the top range  mid-capitalization
                                                                              of the Russell(R) Midcap     company risk,
                                                                              Growth Index). May invest    over-the-counter
                                                                              in debt securities,          investment risk,
                                                                              including up to 10% in       portfolio turnover risk,
                                                                              high-yield bonds. May        and short sales risk.
                                                                              invest up to 20% in foreign
                                                                              securities. May establish
                                                                              short positions and invest
                                                                              in derivatives.

INVESTMENT ADVISER:             ING Oppenheimer Main   Long-term growth of    Invests mainly in common     Investment models risk,
Directed Services, Inc.         Street Portfolio(R)    capital and future     stock of U.S. companies of   manager risk, market and
                                                       income.                different capitalization     company risk, market
PORTFOLIO MANAGER:                                                            ranges, presently focusing   capitalization risk,
OppenheimerFunds, Inc.                                                        on large-capitalization      mid-capitalization
                                                                              issuers. May invest in debt  company risk, portfolio
                                                                              securities such as bonds     turnover risk, and
                                                                              and debentures, but does     small-capitalization
                                                                              not currently emphasize      company risk.
                                                                              these investments.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Oppenheimer        High level of current  Invests in debt securities   Credit risk, credit
ING Life Insurance and Annuity  Strategic Income       income principally     of issuers in three market   derivatives risk, debt
Company                         Portfolio              derived from interest  sectors: foreign             securities risk,
                                                       on debt securities.    governments and companies;   derivatives risk,
PORTFOLIO MANAGER:                                                            U.S. government securities;  emerging markets risk,
OppenheimerFunds, Inc.                                                        and lower grade, high-yield  foreign investment risk,
                                                                              securities of U.S. and       high-yield, lower-grade
                                                                              foreign issuers. Those debt  debt securities risk,
                                                                              securities include foreign   interest rate risk,
                                                                              government and U.S.          manager risk,
                                                                              government bonds and notes,  mortgage-related
                                                                              collateralized mortgage      securities risk,
                                                                              obligations, other           portfolio turnover risk,
                                                                              mortgage- and asset-backed   prepayment or call risk,
                                                                              securities, participation    sector allocation risk,
                                                                              interest in loans,           U.S. government
                                                                              structured notes,            securities risk, and
                                                                              lower-grade high-yield debt  zero coupon risk.
                                                                              obligations and zero coupon
                                                                              or stripped securities. May
                                                                              invest up to 100% in any
                                                                              one sector at any time.
                                                                              Foreign investments can
                                                                              include debt securities of
                                                                              issuers in developed
                                                                              markets as well as emerging
                                                                              markets. Can use hedging
                                                                              instruments and certain
                                                                              derivatives.

INVESTMENT ADVISER:             ING PIMCO High Yield   Maximum total return,  Invests at least 80% of      Credit risk, currency
Directed Services, Inc.         Portfolio              consistent with        assets in a diversified      risk, debt securities
                                                       preservation of        portfolio of high yield      risk, derivatives risk,
PORTFOLIO MANAGER:                                     capital and prudent    securities ("junk bonds")    emerging markets risk,
Pacific Investment Management                          investment             rated below investment       foreign investment risk,
Company LLC                                            management.            grade but rated at least     high yield, lower-grade
                                                                              CCC/Caa by Moody's           debt securities risk,
                                                                              Investors Service, Inc.,     interest rate risk,
                                                                              Standard and Poor's Rating   leveraging risk,
                                                                              Service, or Fitch, or if     liquidity risk, manager
                                                                              unrated, determined to be    risk, market and company
                                                                              of comparable quality,       risk, mortgage-related
                                                                              subject to a maximum of 5%   securities risk,
                                                                              of total assets in CCC/Caa   securities lending risk,
                                                                              securities. The remainder    and U.S. government
                                                                              of assets may be invested    securities risk.
                                                                              in investment grade fixed
                                                                              income investments. May
                                                                              invest up to 20% in non-US
                                                                              dollar-denominated
                                                                              securities and without
                                                                              limit in U.S.
                                                                              dollar-denominated foreign
                                                                              securities (up to 10% in
                                                                              emerging markets). May
                                                                              invest in derivative
                                                                              instruments.

INVESTMENT ADVISER:             ING PIMCO Total        Maximum total return.  Invests at least 65% of      Convertible securities
ING Life Insurance and Annuity  Return Portfolio                              assets in fixed-income       risk, credit risk,
Company                                                                       instruments of varying       currency risk, debt
                                                                              maturities. Primarily in     securities risk,
PORTFOLIO MANAGER:                                                            investment grade             derivatives risk,
Pacific Investment Management                                                 securities, but may invest   emerging markets risk,
Company LLC                                                                   up to 10% in high-yield      foreign investment risk,
                                                                              securities rated B or        high-yield, lower-grade
                                                                              higher or if unrated,        debt securities risk,
                                                                              determined to be of          interest rate risk,
                                                                              comparable quality. May      leveraging risk,
                                                                              invest up to 30% of assets   liquidity risk, manager
                                                                              in foreign securities and    risk, market and company
                                                                              may invest beyond that       risk, mortgage-related
                                                                              limit in U.S.                securities risk,
                                                                              dollar-denominated           portfolio turnover risk,
                                                                              securities of foreign        and U.S. government
                                                                              issuers. May invest all of   securities risk.
                                                                              its assets in derivatives.

INVESTMENT ADVISER:             ING Pioneer Fund       Reasonable income and  Invests in a broad list of   Convertible securities
Directed Services, Inc.         Portfolio              capital growth.        carefully selected           risk, derivatives risk,
                                                                              securities believed to be    equity securities risks,
PORTFOLIO MANAGER:                                                            reasonably priced, rather    manager risk, market and
Pioneer Investment Management,                                                than in securities whose     company risk, and value
Inc.                                                                          prices reflect a premium     investing risk.
                                                                              resulting from their
                                                                              current market popularity.
                                                                              Invests the major portion
                                                                              of assets in equity
                                                                              securities (including
                                                                              common stocks, convertible
                                                                              debt, depositary receipts,
                                                                              warrants, rights and
                                                                              preferred stocks),
                                                                              primarily of U.S. issuers.

INVESTMENT ADVISER:             ING Pioneer Mid Cap    Capital Appreciation.  Invests at least 80% of      Convertible securities
Directed Services, Inc.         Value Portfolio                               assets in equity securities  risk, debt securities
                                                                              of mid-size companies        risk, derivatives risk,
PORTFOLIO MANAGER:                                                            (defined as those companies  manager risk, market
Pioneer Investment Management,                                                with market capitalizations  capitalization risk,
Inc.                                                                          of companies included in     market and company risk,
                                                                              the Russell(R) Midcap Value  mid-capitalization
                                                                              Index). Focuses on           company risk, and value
                                                                              companies with               investing risk.
                                                                              capitalizations within the
                                                                              $1 billion to $10 billion
                                                                              range. The equity
                                                                              securities in which the
                                                                              Portfolio principally
                                                                              invests include common and
                                                                              preferred stocks,
                                                                              depositary receipts and
                                                                              convertible debt but may
                                                                              invest in other equity
                                                                              securities to a lesser
                                                                              extent.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Salomon Brothers   Long-term growth of    Invests at least 80% of      Convertible securities
ING Life Insurance and Annuity  Aggressive Growth      capital.               assets in common stocks and  risk, currency risk,
Company                         Portfolio                                     related securities, such as  depositary receipt risk,
                                                                              preferred stock,             equity securities risk,
PORTFOLIO MANAGER:                                                            convertible securities and   emerging growth risk,
Salomon Brothers Asset                                                        depositary receipts, of      emerging markets risk,
Management Inc                                                                emerging growth companies.   foreign investment risk,
                                                                              Investments may include      market and company risk,
                                                                              securities listed on a       and over-the-counter
                                                                              securities exchange or       investment risk.
                                                                              traded in the over the
                                                                              counter markets. May invest
                                                                              in foreign securities;
                                                                              (including emerging market
                                                                              securities); and may have
                                                                              exposure to foreign
                                                                              currencies.

INVESTMENT ADVISER:             ING Salomon Brothers   Long-term capital      Invests at least 80% of      Convertible securities
ING Life Insurance and Annuity  Large Cap Growth       appreciation.          assets in equity securities  risk, credit risk,
Company                         Portfolio                                     of large capitalization      equity securities risk,
                                                                              companies and related        emerging markets risk,
PORTFOLIO MANAGER:                                                            investments. Large           foreign investment risk,
Salomon Brothers Asset                                                        capitalization companies     growth stock risk,
Management Inc                                                                are defined as those with    interest rate risk,
                                                                              market capitalizations       leveraging risk, market
                                                                              similar to companies in the  and company risk,
                                                                              Russell 1000 Index. Equity   mid-capitalization
                                                                              securities include U.S.      company risk,
                                                                              exchange-traded and          over-the-counter
                                                                              over-the-counter common      investment risk,
                                                                              stocks, debt securities      portfolio turnover risk,
                                                                              convertible into equity      and small-capitalization
                                                                              securities, and warrants     company risk.
                                                                              and rights relating to
                                                                              equity securities.

INVESTMENT ADVISER:             ING T. Rowe Price      Long-term capital      Invests at least 80% of      Derivatives risk, equity
ING Life Insurance and Annuity  Diversified Mid Cap    appreciation.          assets in equity securities  securities risk, foreign
Company                         Growth Portfolio                              of companies having          investment risk, growth
                                                                              marketing capitalizations    stock risk, market and
PORTFOLIO MANAGER:                                                            within the range of          company risk,
T. Rowe Price Associates, Inc.                                                companies in the Russell     mid-capitalization
                                                                              Midcap Growth Index or S&P   company risk,
                                                                              MidCap 400 Index. Focuses    over-the-counter
                                                                              on mid-size companies. Most  investment risk and
                                                                              investments will be in U.S.  portfolio turnover risk.
                                                                              common stock but may also
                                                                              invest in foreign
                                                                              securities and futures and
                                                                              options.

INVESTMENT ADVISER:             ING T. Rowe Price      Substantial dividend   Invests at least 80% of its  Convertible securities
Directed Services, Inc.         Equity Income          income as well as      assets in common stocks,     risk, debt securities
                                Portfolio              long-term growth of    with 65% in the common       risk, derivatives risk,
PORTFOLIO MANAGER:                                     capital.               stocks of well-established   foreign investment risk,
T. Rowe Price Associates, Inc.                                                companies paying             high yield, lower-grade
                                                                              above-average dividends.     debt securities risk,
                                                                              Invests most assets in U.S.  manager risk, market and
                                                                              common stocks, but also may  company risk,
                                                                              invest in other securities,  undervalued securities
                                                                              including convertible        risk, and value
                                                                              securities, warrants,        investing risk.
                                                                              preferred stocks, foreign
                                                                              securities, debt
                                                                              securities, including
                                                                              high-yield debt securities
                                                                              and futures and options.
                                                                              May also invest in shares
                                                                              of the T. Rowe Price
                                                                              Reserve Investment Funds,
                                                                              Inc. and Government Reserve
                                                                              Investment Funds, Inc.

INVESTMENT ADVISER:             ING T. Rowe Price      Long-term capital      Invests at least 80% of      Currency risk,
ING Life Insurance and Annuity  Growth Equity          growth, and            assets in common stocks,     depositary receipt risk,
Company                         Portfolio              secondarily,           with a focus on growth       derivatives risk,
                                                       increasing dividend    companies. May also          emerging markets risk,
PORTFOLIO MANAGER:                                     income.                purchase foreign             equity securities risk,
T. Rowe Price Associates, Inc.                                                securities, hybrid           foreign investment risk,
                                                                              securities, and futures and  growth stock risk, and
                                                                              options. May have exposure   market and company risk.
                                                                              to foreign currencies.
                                                                              Investment in foreign
                                                                              securities limited to 30%.

INVESTMENT ADVISER:             ING UBS U.S. Large     Long-term growth of    Invests at least 80% of      Derivatives risk, equity
ING Life Insurance and Annuity  Cap Equity Portfolio   capital and future     assets in equity securities  securities risk, market
Company                                                income.                of U.S. large                and company risk,
                                                                              capitalization companies     mid-capitalization
PORTFOLIO MANAGER:                                                            (defined as those with       company risk,
UBS Global Asset Management                                                   market capitalization range  over-the-counter
(Americas) Inc.                                                               of companies included in     investment risk,
                                                                              the Russell 1000 Index.      portfolio turnover risk,
                                                                              Equity investments include   and small-capitalization
                                                                              dividend-paying securities,  company risk.
                                                                              common stock and preferred
                                                                              stock. Emphasizes large
                                                                              capitalization stock, but
                                                                              may hold small- and
                                                                              mid-capitalization stock.
                                                                              May invest in options,
                                                                              futures and other
                                                                              derivatives.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Van Kampen         Seeks capital growth   Invests in equity            Convertible securities
ING Life Insurance and Annuity  Comstock Portfolio     and income.            securities including common  risk, currency risk,
Company                                                                       stocks, preferred stocks,    derivatives risk, equity
                                                                              and securities convertible   securities risk, foreign
PORTFOLIO MANAGER:                                                            into common and preferred    investment risk,
Van Kampen (Morgan Stanley                                                    stocks. May invest up to     interest rate risk,
Investment Management Inc.)                                                   10% of assets in             market and company risk,
                                                                              high-quality short-term      mid-capitalization
                                                                              debt securities and          company risk, and
                                                                              investment grade corporate   small-capitalization
                                                                              debt securities. May invest  company risk.
                                                                              up to 25% of assets in
                                                                              foreign securities, and may
                                                                              invest in derivatives.

INVESTMENT ADVISER:             ING Van Kampen Equity  Long-term capital      Invests at least 80% of      Growth stock risk,
Directed Services, Inc.         Growth Portfolio       appreciation.          assets in equity             manager risk, and market
                                                                              securities. Invests          company risk and
PORTFOLIO MANAGER:                                                            primarily in                 portfolio turnover risk.
Van Kampen (Morgan Stanley                                                    growth-oriented companies.
Investment Management Inc.)                                                   May invest, to a limited
                                                                              extent, in foreign
                                                                              companies listed on U.S.
                                                                              exchanges or traded in U.S.
                                                                              markets.

INVESTMENT ADVISER:             ING Van Kampen Real    Capital appreciation.  Invests at least 80% of      Convertible securities
Directed Services, Inc.         Estate Portfolio       Current income is a    assets in equity securities  risk, debt securities
                                                       secondary objective.   of companies in the U.S.     risk, derivatives risk,
PORTFOLIO MANAGER:                                                            real estate industry that    diversification risk,
Van Kampen (Morgan Stanley                                                    are listed on national       equity securities risk,
Investment Management Inc.)                                                   exchanges or the NASDAQ.     high-yield, lower-grade
                                                                              May also invest up to 25%    debt securities risk,
                                                                              of assets in financial       industry focus risk,
                                                                              institutions that issue or   manager risk, market and
                                                                              service mortgages and up to  company risk,
                                                                              25% of assets in high-yield  mortgage-related
                                                                              debt and convertible bonds.  securities risk, real
                                                                              May invest in equity, debt   estate risk, and sector
                                                                              or convertible securities    risk.
                                                                              whose products are related
                                                                              to the real estate
                                                                              industry, mortgage- and
                                                                              asset-backed securities and
                                                                              covered options on
                                                                              securities and stock
                                                                              indices. The Portfolio is
                                                                              non-diversified.

INVESTMENT ADVISER:             ING VP Growth and      Maximize total         Invests at least 65% of      Convertible securities
ING Investments, LLC            Income Portfolio       return.                assets is believed to have   risk, derivatives risk,
                                                                              significant potential for    foreign investment risk,
PORTFOLIO MANAGER:                                                            capital appreciation or      market trends risk,
ING Investment Management Co.                                                 income growth or both.       portfolio turnover risk,
                                                                              Emphasizes stocks of larger  price volatility risk,
                                                                              companies. May invest up to  and securities lending
                                                                              25% in foreign securities.   risk.
                                                                              May invest in derivatives.

INVESTMENT ADVISER:             ING VP Growth          Growth of capital.     Invests at least 65% of      Convertible securities
ING Investments, LLC            Portfolio                                     asset in common stocks and   risk, derivatives risk,
                                                                              securities convertible into  foreign investment risk,
PORTFOLIO MANAGER:                                                            common stock. Emphasizes     growth stock risk,
ING Investment Management Co.                                                 stocks of larger companies,  portfolio turnover risk,
                                                                              although it may invest in    price volatility risk,
                                                                              companies of any size. May   and securities lending
                                                                              invest in derivatives and    risk.
                                                                              foreign securities.

INVESTMENT ADVISER:             ING VP High Yield      High level of current  Invests at least 80% of      Credit risk, derivatives
ING Investments, LLC            Bond Portfolio         income and total       assets in high yield bonds.  risk, foreign investment
                                                       return.                Remaining assets may be      risk, high-yield,
PORTFOLIO MANAGER:                                                            invested in investment       lower-grade debt
ING Investment Management Co.                                                 grade debt securities,       securities risk,
                                                                              common and preferred stock,  inability to sell
                                                                              U.S. government securities,  securities risk,
                                                                              money market instruments,    interest rate risk,
                                                                              and debt securities of       portfolio turnover risk,
                                                                              foreign issuers, including   price volatility risk,
                                                                              emerging markets. May        securities lending risk,
                                                                              purchase structured debt     and small- and
                                                                              obligations and engage in    mid-capitalization
                                                                              dollar roll transactions     company risk.
                                                                              and swap agreements. May
                                                                              invest in derivatives and
                                                                              companies of any size.

INVESTMENT ADVISER:             ING VP Index Plus      Outperform the total   Invests at least 80% of      Derivatives risk,
ING Investments, LLC            LargeCap Portfolio     return performance of  assets in stocks included    manager risk, price
                                                       the S&P 500 Index.     in the S&P 500 Index. May    volatility risk, and
PORTFOLIO MANAGER:                                                            invest in derivatives.       securities lending risk.
ING Investment Management Co.

INVESTMENT ADVISER:             ING VP Index Plus      Outperform the total   Invests at least 80% of      Derivatives risk,
ING Investments, LLC            MidCap Portfolio       return performance of  assets in stocks included    manager risk,
                                                       the S&P MidCap 400     in the S&P MidCap 400        mid-capitalization
PORTFOLIO MANAGER:                                     Index.                 Index. May invest in         company risk, price
ING Investment Management Co.                                                 derivatives.                 volatility risk, and
                                                                                                           securities lending risk.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING VP Index Plus      Outperform the total   Invests at least 80% of      Derivatives risk,
ING Investments, LLC            SmallCap Portfolio     return performance of  assets in stocks included    manager risk, portfolio
                                                       the S&P SmallCap 600   in the S&P SmallCap 600      turnover risk, price
PORTFOLIO MANAGER:                                     Index.                 Index. May invest in         volatility risk,
ING Investment Management Co.                                                 derivatives.                 securities lending risk,
                                                                                                           and small-capitalization
                                                                                                           company risk.

INVESTMENT ADVISER:             ING VP Intermediate    Maximize total return  Invests at least 80% of      Credit risk, derivatives
ING Investments, LLC            Bond Portfolio         consistent with        assets in bonds, including,  risk, foreign investment
                                                       reasonable risk.       but not limited to,          risk, high-yield,
PORTFOLIO MANAGER:                                                            Corporate, government and    lower-grade debt
ING Investment Management Co.                                                 mortgage bonds which are     securities risk,
                                                                              rated investment grade. May  interest rate risk,
                                                                              invest a portion of assets   mortgage-related
                                                                              in high-yield bonds. May     securities risk,
                                                                              also invest in preferred     prepayment or call risk,
                                                                              stocks, high quality money   portfolio turnover risk,
                                                                              market instruments,          price volatility risk,
                                                                              municipal bonds, and debt    securities lending risk,
                                                                              securities of foreign        and U.S. government
                                                                              issuers. May engage in       securities risk.
                                                                              dollar roll transactions
                                                                              and swap agreements. May
                                                                              use options and futures
                                                                              contracts involving
                                                                              securities, securities
                                                                              indices and interest rates.
                                                                              May invest in asset-backed
                                                                              and mortgage-backed debt
                                                                              securities.

INVESTMENT ADVISER:             ING VP International   Long-term capital      Invests at least 80% of      Convertible securities
ING Investments, LLC            Equity Portfolio       growth                 assets in equity             risk, derivatives risk,
                                                                              securities. At least 65%     foreign investment risk,
PORTFOLIO MANAGER:                                                            will be invested in          market trends risk,
ING Investment Management Co.                                                 securities of companies of   portfolio turnover risk,
                                                                              any size principally traded  price volatility risk,
                                                                              in three or more countries   and securities lending
                                                                              outside the U.S. These       risk.
                                                                              securities may include
                                                                              common stocks as well as
                                                                              securities convertible into
                                                                              common stock. May invest in
                                                                              derivatives.

INVESTMENT ADVISER:             ING VP International   Capital appreciation.  Invests at least 65% of      Convertible securities
ING Investments, LLC            Value Portfolio                               assets in equity securities  risk, debt securities
                                                                              of issuers located in        risk, emerging markets
PORTFOLIO MANAGER:                                                            countries outside of the     risk, foreign investment
ING Investment Management Co.                                                 U.S. Invests primarily in    risk, inability to sell
                                                                              companies with a large       securities risk, market
                                                                              market capitalization, but   trends risk, price
                                                                              may also invest in small-    volatility risk, and
                                                                              and mid-sized companies.     securities lending risk.
                                                                              Generally invests in common
                                                                              and preferred stocks,
                                                                              warrants and convertible
                                                                              securities. May invest in
                                                                              emerging markets countries.
                                                                              May invest in government
                                                                              debt securities of
                                                                              developed foreign
                                                                              countries. May invest up to
                                                                              35% of assets in securities
                                                                              of U.S. issuers, including
                                                                              investment-grade government
                                                                              and corporate debt
                                                                              securities.

INVESTMENT ADVISER:             ING VP LargeCap        Long-term capital      Invests at least 80% of      Foreign investment risk,
ING Investments, LLC            Growth Portfolio       appreciation.          assets in equity securities  initial public offerings
                                                                              of large U.S. companies.     risk, market trends
PORTFOLIO MANAGER:                                                            Large companies are defined  risk, other investment
Wellington Management Company,                                                as those companies with      companies risk,
LLP                                                                           market capitalizations that  portfolio turnover risk,
                                                                              fall within the range of     price volatility risk,
                                                                              companies in the S&P 500     and securities lending
                                                                              Index. May invest the        risk.
                                                                              remaining assets in other
                                                                              investment companies,
                                                                              initial public offerings,
                                                                              securities of foreign
                                                                              issuers and non-dollar
                                                                              denominated securities.

INVESTMENT ADVISER:             ING VP MidCap          Long-term capital      Invests at least 80% of      Inability to sell
ING Investments, LLC            Opportunities          appreciation.          assets in common stocks of   securities risk, market
                                Portfolio                                     mid-sized U.S. companies.    trends risk,
PORTFOLIO MANAGER:                                                            Mid-sized companies are      mid-capitalization
ING Investment Management Co.                                                 those with market            company risk, portfolio
                                                                              capitalizations that fall    turnover risk, price
                                                                              within the range of          volatility risk, and
                                                                              companies in the Russell     securities lending risk.
                                                                              MidCap Growth Index. May
                                                                              invest excess cash in other
                                                                              investment companies,
                                                                              including exchange-traded
                                                                              funds, for temporary and/or
                                                                              defensive purpose.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


     INVESTMENT ADVISER /
      PORTFOLIO MANAGER            UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING VP Money Market    High current return,   Invests in high-quality,     Banking concentration
ING Investments, LLC            Portfolio              consistent with        fixed-income securities      risk, credit risk,
                                                       preservation of        denominated in the U.S.      foreign investment risk,
PORTFOLIO MANAGER:                                     capital and            dollars with short           interest rate risk,
ING Investment Management Co.                          liquidity.             remaining maturities. These  mortgage-related
                                                                              securities include U.S.      securities risk,
                                                                              government securities,       repurchase agreement
                                                                              corporate debt securities,   risk, securities lending
                                                                              repurchase agreements,       risk, and U.S.
                                                                              commercial paper,            government securities
                                                                              asset-backed securities,     risk.
                                                                              mortgage-related
                                                                              securities, and certain
                                                                              obligations of U.S. and
                                                                              foreign banks, each of
                                                                              which must be highly rated
                                                                              by independent rating
                                                                              agencies.

INVESTMENT ADVISER:             ING VP Real Estate     Total return.          Invests at least 80% of      Concentration risk,
ING Investments, LLC            Portfolio                                     assets in common and         diversification risk,
                                                                              preferred stocks of U.S.     inability to sell
PORTFOLIO MANAGER:                                                            real estate investment       securities, initial
ING Clarion Real Estate                                                       trusts and real estate       public offerings risk,
Securities L.P.                                                               companies. May invest in     market trends risk,
                                                                              companies of any market      price volatility risk,
                                                                              capitalization; however, it  real estate risk, and
                                                                              will generally not invest    securities lending risk.
                                                                              in companies with market
                                                                              capitalization of less than
                                                                              $100 million. May invest in
                                                                              initial public offerings.
                                                                              The Portfolio is
                                                                              non-diversified.

INVESTMENT ADVISER:             ING VP SmallCap        Long-term capital      Invests at least 80% of      Market trends risk,
ING Investments, LLC            Opportunities          appreciation.          assets in commons tock of    portfolio turnover risk,
                                Portfolio                                     smaller, lesser-known U.S.   portfolio turnover risk,
PORTFOLIO MANAGER:                                                            companies. Smaller           price volatility risk,
ING Investment Management Co.                                                 companies are those with     securities lending risk,
                                                                              market capitalizations that  and small-capitalization
                                                                              fall within the range of     companies risk.
                                                                              companies in the Russell
                                                                              2000 Growth index. May
                                                                              invest excess cash in other
                                                                              investment companies,
                                                                              including exchange-traded
                                                                              funds for temporary and/or
                                                                              defensive purposes.

INVESTMENT ADVISER:             ING VP Small Company   Growth of capital.     Invests at least 80% of      Derivatives risk,
ING Investments, LLC            Portfolio                                     assets in common stocks of   foreign investment risk,
                                                                              small-capitalization         market trends risk,
PORTFOLIO MANAGER:                                                            companies.                   price volatility risk,
ING Investment Management Co.                                                 Small-capitalization         securities lending risk,
                                                                              companies are those with     and small-capitalization
                                                                              market capitalizations that  company risk.
                                                                              fall within the range of
                                                                              the S&P SmallCap 600 Index
                                                                              or the Russell 2000 Index
                                                                              or if not included in
                                                                              either index have market
                                                                              capitalizations between $69
                                                                              million and $4.9 billion.
                                                                              May invest in foreign
                                                                              securities. May invest in
                                                                              derivative instruments.

INVESTMENT ADVISER:             ING VP Value           Growth of capital.     Invests at least 65% of      Foreign investment risk,
ING Investments, LLC            Opportunity Portfolio                         assets in common stocks.     price volatility risk,
                                                                              May invest in companies of   securities lending risk,
PORTFOLIO MANAGER:                                                            any size, although it tends  and value investing
ING Investment Management Co.                                                 to invest in the majority    risk.
                                                                              of its assets in companies
                                                                              with market capitalizations
                                                                              greater than $1 billion.
                                                                              Focuses on investing in
                                                                              securities of large
                                                                              companies which are
                                                                              included in the 500 largest
                                                                              U.S. companies as measured
                                                                              by total revenues, net
                                                                              assets, cash flow or
                                                                              earnings, or the 1,000
                                                                              largest companies as
                                                                              measured by equity market
                                                                              capitalization. Equity
                                                                              securities include common
                                                                              stocks and American
                                                                              Depositary Receipts. May
                                                                              invest the remaining 35% of
                                                                              assets in other types of
                                                                              securities including
                                                                              foreign securities and
                                                                              securities of smaller
                                                                              companies.

INVESTMENT ADVISER:             ING Wells Fargo Mid    Long-term capital      Invests at least 80% of its  Foreign investment risk,
Directed Services, Inc.         Cap Disciplined        growth.                net assets (plus borrowings  manager risk, market and
                                Portfolio                                     for investment purposes) in  company risk, market
PORTFOLIO MANAGER:                                                            securities of                capitalization risk,
Wells Capital Management                                                      mid-capitalization           mid-capitalization
                                                                              companies found within the   company risk, portfolio
                                                                              range of companies           turnover risk, sector
                                                                              comprising the Russell       risk, securities lending
                                                                              Midcap(R) Value Index at     risk, small
                                                                              the time of purchase. May    capitalization company
                                                                              invest in any sector and     risk, and value
                                                                              may emphasize one or more    investing risk.
                                                                              particular sectors. May
                                                                              invest up to 25% of its
                                                                              assets in foreign
                                                                              securities and loan up to
                                                                              33 1/3% of its total
                                                                              assets.

            DESCRIPTION AND RISK OF INSURANCE COMPANY FIXED CONTRACTS

Insurance company fixed contracts are interest-paying contracts issued by insurance companies such as funding agreements, annuity contracts, and/or guaranteed investment contracts (collectively, "fixed contracts"). A fixed contract is backed and guaranteed by the general account of the issuing insurance company and generally guarantees the preservation of principal and crediting of interest income at fixed rates. Under some fixed contracts, the issuing insurer may, in its discretion, pay a rate of interest that is higher than the minimum amount guaranteed in the contract. The surrender value of fixed contracts that may be acquired by a Portfolio does not change with changes in prevailing interest rates. Accordingly, the value of a fixed contract is expected to be less volatile than a marketable bond.


The Solution Portfolios may invest in fixed contracts issued by the Adviser or other insurance companies affiliated with ING Groep, subject to approval of the Solution Portfolios' Board of Directors approving those investments. There can be no assurance that such approval will be granted. If approval is granted, it is expected that a Portfolio could acquire a fixed contract from ILIAC or an affiliate only if the guaranteed interest rate on the fixed contract is at least as favorable as the guaranteed rate on other fixed contracts with similar issue dates, similar services, similar withdrawal and transfer provisions, as other fixed contracts issued by the same insurer, and only if the fixed contract is not subject to any sales load, surrender charge, or market value adjustment.


Purchasers of fixed contracts bear the credit risk of the issuing insurer's ability to pay interest and to return principal. If prevailing interest rates go up, unless the insurer increases any discretionary interest it pays, the purchaser of a fixed contract could be locked in to a below-market rate for the term of the fixed contract. An insurance company fixed contract may require a Portfolio to maintain a portion of the Portfolio's assets as a liquidity facility in high quality liquid debt securities such as U.S. government securities and short-term paper, and for redemptions to be paid from this liquidity facility before value is withdrawn from the fixed contract. The interest paid on the instruments held as a liquidity facility may be less than the rate paid under the fixed contract. It is expected that a fixed contract from an ING Groep, N.V. insurer would require such a liquidity facility.

                            MORE INFORMATION ON RISKS

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending upon what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Solution Portfolios:

-  ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Solution Portfolios. Furthermore, the Adviser's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.


Assets will be allocated among asset classes and markets based on judgments made by ILIAC and the Consultant. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other asset classes. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.


-  PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Solution Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

-  TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

-  CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the Solution Portfolios among the Underlying Funds, ILIAC is subject to several conflicts of interest because it serves as the investment adviser to the Solution Portfolios, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ILIAC, while others do not. ILIAC also subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ILIAC may believe that a redemption from an Underlying Fund will be harmful to that fund or to ILIAC or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ILIAC may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Solution Portfolio. With respect to a fixed contract issued by ILIAC or an affiliated insurer, ILIAC serves as the investment adviser to the Solution Portfolios, and is therefore subject to competing interests that have the potential to influence its decision making in connection with the selection of a fixed contract or its terms.

ILIAC has informed the Board that it has developed an investment process using an investment committee to make sure that the Solution Portfolios are managed in the best interests of the shareholders of the Solution Portfolios. Nonetheless, investors bear the risk that the Adviser's allocation decisions may be affected by its conflicts of interest.


           RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held or the strategies used by the Underlying Funds, such as:


ASSET ALLOCATION RISK Certain of the Underlying Funds may allocate their investments between equity and fixed-income securities and among various segments of markets based on judgments made by the Adviser and Consultant. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BANKING CONCENTRATION RISK The risks of concentrating in investments in the banking industry include credit risk, interest rate risk, and regulatory risk (the impact of state or federal legislation and regulations).

BORROWING AND LEVERAGE RISK An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONCENTRATION RISK When an Underlying Fund invests primarily in securities of companies in a particular market industry, the Underlying Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry.


CONVERTIBLE SECURITIES RISK The value of convertible securities may fall when interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK An Underlying Fund could lose money if a bond issuer is unable to make principal and interest payments when due. An Underlying Fund's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. An Underlying Fund's investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involve credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.

CREDIT DERIVATIVES RISK Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.


CURRENCY RISK Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

DEBT SECURITIES RISK The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK An Underlying Fund may invest a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when an Underlying Fund is investing for temporary defensive purposes, which could reduce the underlying returns.


DEPOSITARY RECEIPT RISK Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

DERIVATIVES RISK Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK Each Portfolio may invest in Underlying Funds that are considered "non-diversified." A non-diversified fund may invest in securities of a fewer number of issuers than diversified funds, which increases the risk that its value could go down because of poor performance of a single investment or a small number of investments.

EMERGING GROWTH RISK An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.


EMERGING MARKETS RISK Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investments in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

FOREIGN INVESTMENT RISK Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK Certain Underlying Funds may invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

GROWTH STOCK RISK Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK Because certain Underlying Funds can invest in securities rated below investment grade, their credit risks are greater than that of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Underlying Fund to sell them quickly at an acceptable price. These risks can reduce an Underlying Fund's share prices and the income it earns.


INABILITY TO SELL SECURITIES RISK Securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

INCOME RISK An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX TRACKING RISK Certain Underlying Funds expect a close correlation between the performance of the portion of its assets allocated to stocks and that of an index in both rising and falling markets. The performance of the Underlying Fund's stock investments, however, generally will not be identical to that of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

INDUSTRY FOCUS RISK To the extent that an Underlying Fund is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

INITIAL PUBLIC OFFERING RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Underlying Fund's asset base is relatively small. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant.


INTEREST RATE RISK The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT STYLE RISK Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well investor sentiment. An Underlying Fund may outperform or underperform other funds that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

INVESTMENT BY FUNDS OF FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the funds of funds. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Underlying Funds and the the funds of funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK The proprietary models used by an Underlying Fund's Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


IPO RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


LARGE POSITIONS RISK An Underlying Fund may establish significant positions in companies which the Underlying Fund's Portfolio Manager has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on the Underlying Fund's net asset value. The Underlying Fund's returns may be more volatile than those of a less concentrated fund.

LEVERAGING RISK Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.


LIQUIDITY RISK Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's investment objective. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. The Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-capitalization companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

MARKET TRENDS RISK Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have broader investment style.

MATURITY RISK The value of a debt security may change from the time it is issued to when it matures. The longer the period to maturity, the greater the potential for price fluctuation.

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MID-CAPITALIZATION COMPANY RISK Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the Investment Company Act of 1940 ("1940 Act"), an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of an Underlying Fund because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that an Underlying Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If an Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause an Underlying Fund to lose a portion of its principal investment represented by the premium the Underlying Fund paid.


PRICE VOLATILITY RISK The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

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REAL ESTATE RISK Investments in issuers that are principally engaged in real estate, including REITs, may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risk). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increase the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. REITs may also be affected by tax and regulatory requirements.

REPURCHASE AGREEMENT RISK Repurchase agreements involve the repurchase by the Underlying Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Underlying Fund might incur a loss. If the seller declares bankruptcy, the Underlying Fund might not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES RISK Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid and restricted securities investments involve the risk that the securities will not be able to be sold at the time desired.

SECTOR ALLOCATION RISK An Underlying Fund's Portfolio Manager's expectations about the relative performance of the three principal sectors in which certain Underlying Fund's invest may be inaccurate and the Underlying Fund's returns might be less than other funds using similar strategies.


SECTOR RISK A sector is a group of selected industries, such as technology. When an Underlying Fund invests significant assets in the securities of issuers in one or more market sectors, volatility in a sector will have a greater impact on the Underlying Fund than it would on a fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund.

SHORT SALES RISK Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund.


SMALL-CAPITALIZATION COMPANY RISK Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

SOVEREIGN DEBT RISK Certain Underlying Funds invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. An Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated effect.

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STOCK RISK Stock prices have historically risen and fallen in periodic cycles.
Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.

UNDERVALUED SECURITIES RISK Prices of securities react to the economic condition of the company that issued the security. An Underlying Fund's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. An Underlying Fund's Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.


U.S. GOVERNMENT SECURITIES RISK Some U.S. government securities are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.


VALUE INVESTING RISK Certain Underlying Funds invest in "value" stocks. An Underlying Fund's Portfolio Manager may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the Portfolio Manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Underlying Fund's relative performance may suffer.

ZERO-COUPON RISK Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

                          MANAGEMENT OF THE PORTFOLIOS


ADVISER. ING Life Insurance and Annuity Company ("ILIAC"), a Connecticut Insurance Corporation, serves as the adviser to each of the Portfolios. ILIAC has overall responsibility for the management of the Portfolios. ILIAC provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ILIAC is registered with the SEC as an investment adviser. ILIAC is an indirect wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 30, 2005, ILIAC managed over $11 billion in registered investment company assets. The principal address of ILIAC is 151 Farmington Avenue, Hartford, Connecticut 06156.

ILIAC, subject to the supervision of the Board of Directors of the Company (each a "Director" and collectively, "Directors"), acts as a "manager-of-managers" for the Company, and oversees the Company's day-to-day operations. ILIAC may also recommend the appointment of additional or replacement sub-advisers to the Company's Directors. The Company and ILIAC have received exemptive relief from the SEC that permits ILIAC and the Company to add or terminate sub-advisers without shareholder approval. For the fiscal year ended December 31, 2005, ILIAC received $___ in advisory fees. The Solution Portfolios pay an advisory fee equal to 0.10% of each Portfolio's daily net assets.

ILIAC is responsible for all of its own costs, including the costs of the Adviser's personnel required to carry out its investment advisory duties.

ILIAC, and not the Solution Portfolios, pay the Consultant a consulting fee equal to the following percentages based on each Portfolio's average daily net assets:


    0.03% of the first $500 million
    0.025% of the next $500 million
    0.02% of the next $1 billion
    0.01% of amounts over $2 billion.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Solution Portfolios' annual shareholder report dated December 31, 2005.

In addition to paying fees under the Solution Portfolios' applicable Distribution/Shareholder Services Plans, ILIAC or ING Financial Advisers, LLC ("Financial Advisers"), out of its own resources may pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("Variable Contracts") for which the Solution Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. ILIAC and Financial Advisers may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Solution Portfolios. These payments may also provide incentive, or other payments may be made as an incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company. These additional payments are not disclosed in the Portfolio Fees and Expenses table in this Prospectus, and do not increase, directly or indirectly, the fees and expenses payable by a Portfolio. ILIAC and Financial Advisers do not receive any separate fees from the Solution Portfolios for making these payments.

More particularly, ILIAC may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or to Qualified Plan participants, if the Portfolio sells to Qualified Plans. ILIAC has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; Southland Life Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 0.35%, computed based on assets attributable to contract holders and plan participants with interests in the Portfolios through these insurers, for administrative services provided to the Solution Portfolios. During the year ended December 31, 2005, ILIAC paid $________ pursuant to such arrangements with these insurance companies.


The insurance companies through which investors hold shares of the Solution Portfolios also may pay fees in connection with the distribution of Variable Contracts and for services provided to contract owners and/or Qualified Plan participants. Investors should consult the prospectus and statement of additional information ("SAI") for their Variable Contracts for a discussion of these payments.

-  INVESTMENT COMMITTEE


An Investment Committee of ILIAC reviews the allocation of Portfolio assets. The Investment Committee considers the quarterly and annual recommendations of the Consultant, reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolios.The Investment Committee is responsible for the day-to-day management of the Solution Portfolios. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Investment Committee are: William A. Evans, Shaun P. Mathews, Jeffery Stout, Laurie M. Tillinghast and Stan Vyner.


The SAI provides additional information about each Investment Committee member's compensation, other funds overseen by each Investment Committee member and each Investment Committee member's ownership of securities in the Portfolios.

-  INFORMATION ABOUT THE CONSULTANT


The Consultant is an indirect wholly-owned subsidiary of ING Groep N.V. and an affiliate of ILIAC. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk, a systematic process which utilizes quantitative disciplines in support of the investment judgment of seasoned professionals; and a compelling value proposition.


-  PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by ING Financial Advisers, LLC a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                             SHAREHOLDER INFORMATION

-  CLASSES OF SHARES


The Fund offers four classes of shares of each Portfolio, which are identical except for different expense variables, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the S Class and ADV Class shares are offered in this Prospectus.

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The Fund has adopted a Shareholder Servicing Plan ("Service Plan") for the S
Class and ADV Class shares of each Portfolio. The Service Plan allows the Fund's administrator, ING Funds Services, LLC ("Administrator"), to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to S Class or ADV Class shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Solution Portfolios. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its S Class and ADV Class shares, respectively.


The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 ("Rule 12b-1 Plan") for the ADV Class shares of each Portfolio. The Rule 12b-1 Plan provides for a distribution fee, payable to the Fund's Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class shares. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


- HOW ING COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Solution Portfolios' Rule 12b-1 Plan, the Portfolios' investment adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. The Solution Portfolios' investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Solution Portfolios is ING Financial Advisers, LLC. ING Financial Advisers, LLC has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Solution Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Solution Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Solution Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Solution Portfolios, the investment adviser, or the distributor is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

-  COMBINATION WITH ING SOLUTION INCOME PORTFOLIO


When ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, and ING Solution 2045 Portfolio reach their respective Target Date, they may be combined with ING Solution Income Portfolio, without a vote of shareholders, if the Company's Board determines that combining such Portfolio with ING Solution Income Portfolio would be in the best interests of the Portfolios and their shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio's Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.

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-  NET ASSET VALUE

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Solutions Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


The NAVs of the Solution Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely could have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;
- Securities of an issuer that has entered into a restructuring;
- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there are not current market value quotations; and

- Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Portfolio Manager makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Underlying Funds determine their NAV per share. Please refer to the prospectuses for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan buys shares of the Solution Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When the Solution Portfolios buys shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

-  PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a that day's price, the order must be received by Market Close. The Solution Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Solution Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

-  PURCHASE AND REDEMPTION OF SHARES


Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Solution Portfolios also may be made available to custodial accounts, certain investment advisers and their affiliates, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Solution Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Company's behalf.


The Solution Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies or other permitted investors, for which the Solution Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Solution Portfolios' Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Solution Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan, an investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.


The Solution Portfolios may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of ILIAC, is at risk of losing) its Qualified Plan status.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. ILIAC will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Solution Portfolios as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


-  FREQUENT TRADING - MARKET TIMING

The Solution Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Solution Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Solution Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Solution Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediary will be able to curtail frequent, short-term trading activity.

The Solution Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of the Solution Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Solution Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Solution Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Solution Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing traders in the Solution Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of a Portfolio's shareholders.

-  PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Solution Portfolios' policies and procedures with respect to the disclosure of the Solution Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Solution Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Solution Portfolios' website is located at www.ingfunds.com.


-  DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

-  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their Variable Contracts for information regarding the tax consequences of purchasing a contract.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Solutions Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

-  REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.


-  CUSTODIAN

The Bank of New York Company, Inc., One Wall Street, New York, NY 10286, serves as Custodian of the Fund's securities and cash. The Custodian also is responsible for safekeeping the Fund's assets and for portfolio accounting services for the Solution Portfolios.

-  LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

-  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as an independent registered public accounting firm for the Solution Portfolios. KPMG LLP is located at 99 High Street, Boston, MA 02110.

ING PARTNERS, INC.
Financial Highlights


The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from each Portfolio's Financial Statements that were audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual shareholder report. The annual shareholder report is available upon request without charge by calling 1-800-262-3862.


Selected data for a share outstanding for each period:


                                                                              CLASS S             CLASS ADV
                                                                         -----------------    -----------------
                                                                            PERIOD FROM          PERIOD FROM
                                                                           APRIL 29, 2005      APRIL 29, 2005
                                                                           (COMMENCEMENT        (COMMENCEMENT
                                                                         OF OPERATIONS) TO    OF OPERATIONS) TO
ING SOLUTION INCOME PORTFOLIO                                            DECEMBER 31, 2005    DECEMBER 31, 2005
-----------------------------                                            -----------------    -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                              CLASS S             CLASS ADV
                                                                         -----------------    -----------------
                                                                            PERIOD FROM          PERIOD FROM
                                                                           APRIL 29, 2005      APRIL 29, 2005
                                                                           (COMMENCEMENT        (COMMENCEMENT
                                                                         OF OPERATIONS) TO    OF OPERATIONS) TO
ING SOLUTION 2015 PORTFOLIO                                              DECEMBER 31, 2005    DECEMBER 31, 2005
---------------------------                                              -----------------    -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                              CLASS S             CLASS ADV
                                                                         -----------------    -----------------
                                                                            PERIOD FROM          PERIOD FROM
                                                                           APRIL 29, 2005      APRIL 29, 2005
                                                                           (COMMENCEMENT        (COMMENCEMENT
                                                                         OF OPERATIONS) TO    OF OPERATIONS) TO
ING SOLUTION 2025 PORTFOLIO                                              DECEMBER 31, 2005    DECEMBER 31, 2005
---------------------------                                              -----------------    -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:

  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                              CLASS S             CLASS ADV
                                                                         -----------------    -----------------
                                                                            PERIOD FROM          PERIOD FROM
                                                                           APRIL 29, 2005      APRIL 29, 2005
                                                                           (COMMENCEMENT        (COMMENCEMENT
                                                                         OF OPERATIONS) TO    OF OPERATIONS) TO
ING SOLUTION 2035 PORTFOLIO                                              DECEMBER 31, 2005    DECEMBER 31, 2005
---------------------------                                              -----------------    -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.

ING PARTNERS, INC.
Financial Highlights

Selected data for a share outstanding for each period:


                                                                              CLASS S             CLASS ADV
                                                                         --------------------------------------
                                                                            PERIOD FROM          PERIOD FROM
                                                                          APRIL 29, 2005       APRIL 29, 2005
                                                                           (COMMENCEMENT        (COMMENCEMENT
                                                                         OF OPERATIONS) TO    OF OPERATIONS) TO
ING SOLUTION 2045 PORTFOLIO                                              DECEMBER 31, 2005    DECEMBER 31, 2005
---------------------------                                              -----------------    -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.

                               ING PARTNERS, INC.

                         7337 EAST DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 1, 2006, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.

- ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS: Additional information about the Company's investments will be available in the Company's annual shareholder report to shareholders on or about March 1, 2006. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, write to ING Partners, Inc., at the address listed above or visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street, N.W., Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.


                                        Investment Company Act File No. 811-8319

MAY 1, 2006                              PROSPECTUS -- INITIAL CLASS ("I CLASS")
--------------------------------------------------------------------------------


                               ING PARTNERS, INC.


-  ING SOLUTION INCOME PORTFOLIO


-  ING SOLUTION 2015 PORTFOLIO

-  ING SOLUTION 2025 PORTFOLIO

-  ING SOLUTION 2035 PORTFOLIO

-  ING SOLUTION 2045 PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INITIAL CLASS SOLUTION PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE SOLUTION PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE SOLUTION PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

TABLE OF CONTENTS


                                                                                                  PAGE
INTRODUCTION                                                                                        1

   Description of the Solution Portfolios                                                           3

PORTFOLIO SUMMARIES

   ING Solution Income Portfolio                                                                    4

   ING Solution 2015 Portfolio                                                                      5

   ING Solution 2025 Portfolio                                                                      6

   ING Solution 2035 Portfolio                                                                      7

   ING Solution 2045 Portfolio                                                                      8

PORTFOLIO FEES AND EXPENSES                                                                         9

   More Information on Investment Strategies                                                        12

   Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds     13

   More Information on Risks                                                                        24

   Management of the Portfolios                                                                     31

   Portfolio Distribution                                                                           32

   Shareholder Information                                                                          32

FINANCIAL HIGHLIGHTS                                                                                37

-  ING PARTNERS, INC.

ING Partners, Inc. ("Company") is a mutual fund authorized to issue multiple series of shares. This Prospectus is designed to help you make informed decisions about investments in the ING Solution Portfolios listed below (each a "Portfolio" and collectively, the "Solution Portfolios"), which first began offering shares on April 29, 2005. Each Portfolio seeks to achieve its investment objective by investing in other ING Funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds. ING Life Insurance and Annuity Company ("ILIAC") serves as the investment adviser of each Portfolio. Not all Portfolios are offered in this Prospectus.


Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

                                  INTRODUCTION

-  AN INTRODUCTION TO THE SOLUTION PORTFOLIOS

The Solution Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The Solution Portfolios invest primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies" on page 12 and "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Solution Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the Solution Portfolios may be offered to variable annuity and variable life insurance separate accounts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

This Prospectus explains the investment objective, strategies and risks of each of the Solution Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


-  CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Initial Class ("I Class") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Shareholder Information -- Classes of Shares."


-  AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ILIAC is the investment adviser of each Portfolio. ILIAC is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE.ING) one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investment Management Co. ("Consultant") is a consultant to ILIAC. Both ILIAC and the Consultant are wholly-owned indirect subsidiaries of ING Groep. ILIAC and the Consultant, working together, have designed Target Date (as defined below) asset allocation funds called Solution Portfolios that will be constructed and managed in accordance with the following processes:

ILIAC uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described as follows:


1. In the first stage, the mix of asset classes (I.E., stocks and fixed-income securities of various types) that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio is estimated for the specified time horizon before retirement or specified financial goals date. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mix of asset classes arrived at for the Solution Portfolios is called the "Target Allocation." The Consultant will review the Target Allocation annually and make recommendations to the Adviser regarding changes as needed.


2. The Consultant will also provide tactical allocation recommendations to ILIAC, to overweight certain sub-asset classes and style tilts within the Target Allocations, while underweighting other sub-asset classes. These recommendations are intended to be in response to changing market conditions, and to enable ILIAC to shift into those sub-asset classes that are expected to outperform under certain market conditions. ILIAC has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant's recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of ILIAC quarterly or as warranted by market conditions.

3. The Target Allocations may be changed at any time by ILIAC. For ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio, over time, the allocations within the Target Allocations will change at specific intervals to some predefined new Target Allocation mix that is more conservative (I.E., has reduced allocations to equity securities). Each Portfolio is designed primarily for long-term investors in tax-advantaged accounts. With the exception of ING Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirement or financial goal date ("Target Date") as follows: 2045, 2035, 2025 and 2015. For example, investors looking to retire in or near the year 2045 would likely choose ING Solution 2045 Portfolio and the mix of this Portfolio would migrate toward that of ING Solution 2035 Portfolio in 10 years time, ING Solution 2025 Portfolio in 20 years time, ING Solution 2015 Portfolio in 30 years time and finally combine with ING Solution Income Portfolio after 40 years or about 2045. The ING Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon. In summary, for ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio, the mix of investments in the Target Allocations will change over time and are expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

The Investment Committee of ILIAC will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) or target allocations for each Portfolio, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time. The predefined mixes will be reviewed annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

A Portfolio's stated investment objective is non-fundamental and may be changed by the Company's Board of Directors ("Board") without the approval of shareholders.

                     DESCRIPTION OF THE SOLUTION PORTFOLIOS

-  SOLUTION PORTFOLIOS AT A GLANCE

   The following table summarizes the investment objective, target asset mix, target sub-asset class mix, and main risks of each Portfolio, and it is intended to help you make comparisons among the Solution Portfolios. As with all mutual funds, there can be no assurance that the Solution Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.


                               ING SOLUTION         ING SOLUTION          ING SOLUTION        ING SOLUTION         ING SOLUTION
                             INCOME PORTFOLIO      2015 PORTFOLIO        2025 PORTFOLIO      2035 PORTFOLIO       2045 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER         ING Life Insurance   ING Life Insurance   ING Life Insurance   ING Life Insurance   ING Life Insurance
                           and Annuity Company  and Annuity Company  and Annuity Company  and Annuity Company  and Annuity Company

INVESTMENT PROFILE         You are within 5     You plan to retire   You plan to retire   You plan to retire   You plan to retire
                           years of your        or reach your        or reach your        or reach your        or reach your
                           retirement years or  financial goal       financial goal       financial goal       financial goal
                           your financial goal  target date between  target date between  target date between  target date between
                           target date.         2011 and 2020.       2021 and 2030.       2031 and 2040.       2041 and 2050.

     SHORTER INVESTMENT HORIZON  < ------------------------------------------------------------- >   LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE       A combination of     Until the day prior  Until the day prior  Until the day prior  Until the day prior
                           total return and     to its Target Date,  to its Target Date,  to its Target Date,  to its Target Date,
                           stability of         the Portfolio will   the Portfolio will   the Portfolio will   the Portfolio will
                           principal consistent seek to provide      seek to provide      seek to provide      seek to provide
                           with an asset        total return         total return         total return         total return
                           allocation targeted  consistent with an   consistent with an   consistent with an   consistent with an
                           to retirement.       asset allocation     asset allocation     asset allocation     asset allocation
                                                targeted at          targeted at          targeted at          targeted at
                                                retirement in        retirement in        retirement in        retirement in
                                                approximately 2015.  approximately 2025.  approximately 2035.  approximately 2045.
                                                On the Target Date,  On the Target Date,  On the Target Date,  On the Target Date,
                                                the investment       the investment       the investment       the investment
                                                objective will be to objective will be to objective will be to objective will be to
                                                seek to provide a    seek to provide a    seek to provide a    seek to provide a
                                                combination of total combination of total combination of total combination of total return and stability return and stability return and stability return and stability
                                                of principal         of principal         of principal         of principal
                                                consistent with an   consistent with an   consistent with an   consistent with an
                                                asset allocation     asset allocation     asset allocation     asset allocation
                                                targeted to          targeted to          targeted to          targeted to
                                                retirement.          retirement.          retirement.          retirement.

TARGET ASSET MIX           A combination of     A combination of     A combination of     A combination of     A combination of
(AS OF MAY 1, 2006)        Underlying Funds     Underlying Funds     Underlying Funds     Underlying Funds     Underlying Funds
                           according to a fixed according to a fixed according to a fixed according to a fixed according to a fixed
                           formula that over    formula that over    formula that over    formula that over    formula that over
                           time should reflect  time should reflect  time should reflect  time should reflect  time should reflect
                           an allocation of     an allocation of     an allocation of     an allocation of     an allocation of
                           approximately 20% in approximately 45% in approximately 65% in approximately 80% in approximately 90% in
                           equity securities    equity securities    equity securities    equity securities    equity securities
                           and 80% in           and 55% in           and 35% in           and 20% in           and 10% in
                           fixed-income         fixed-income         fixed-income         fixed-income         fixed-income
                           securities and cash  securities and cash  securities and cash  securities and cash  securities and cash
                           equivalents          equivalents          equivalents          equivalents          equivalents

                               ING SOLUTION         ING SOLUTION         ING SOLUTION         ING SOLUTION         ING SOLUTION
                             INCOME PORTFOLIO      2015 PORTFOLIO       2025 PORTFOLIO       2035 PORTFOLIO       2045 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
TARGET SUB-ASSET CLASS MIX
(AS OF MAY 1, 2006)(1)     U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap
                            Blend          %     Blend          %     Blend         %      Blend           %    Blend           %
                           U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap
                            Growth         %     Growth         %     Growth        %      Growth          %    Growth          %
                           U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap
                            Value          %     Value          %     Value         %      Value           %    Value           %
                           U.S. Mid Cap    %    U.S. Mid Cap    %    U.S. Mid Cap   %     U.S. Mid Cap     %   U.S. Mid Cap     %
                           U.S. Small Cap  %    U.S. Small Cap  %    U.S. Small Cap %     U.S. Small Cap   %   U.S. Small Cap   %
                           Non-U.S./            Non-U.S./            Non-U.S./            Non-U.S./            Non-U.S./
                            International  %     International  %     International %       International  %     International  %
                           Real Estate     %     Real Estate    %    Real Estate    %     Real Estate      %   Real Estate      %
                           Intermediate-        Intermediate-        Intermediate-        Intermediate-        Intermediate-
                            Term Bond      %     Term Bond      %     Term Bond     %      Term Bond       %    Term Bond       %
                           High Yield           High Yield           High                 High Yield           High Yield
                            Bond           %     Bond           %     Yield Bond    %      Bond            %    Bond            %
                           Short-Term           Short-Term           Short-Term           Short-Term           Short-Term
                            Bond           %     Bond           %     Bond          %      Bond            %    Bond            %
                           Insurance            Insurance            Insurance            Insurance            Insurance
                            Company              Company              Company              Company              Company
                            Fixed                Fixed                Fixed                Fixed                Fixed
                            Contracts      %(2)  Contracts      %(2)  Contracts     %(2)   Contracts       %    Contracts       %

         LOWER RISK  < --------------------------------------------------------------------------------- >  HIGHER RISK

MAIN RISKS                 Asset allocation     Asset allocation     Asset allocation     Asset allocation     Asset allocation
THE SOLUTION PORTFOLIOS    risk, credit risk,   risk, credit risk,   risk, credit risk,   risk, credit risk,   risk, credit risk,
ARE EXPOSED TO THE SAME    foreign markets      foreign markets      foreign markets      foreign markets      foreign markets
RISKS AS THE UNDERLYING    risk, high-yield,    risk, high-yield,    risk, high-yield,    risk, interest rate  risk, interest rate
FUNDS IN DIRECT PROPORTION lower grade debt     lower grade debt     lower grade debt     risk, market and     risk, market and
TO THE ALLOCATION OF       securities risk,     securities risk,     securities risk,     company risk, other  company risk, other
ASSETS AMONG UNDERLYING    interest rate risk,  interest rate risk,  interest rate risk,  investment companies investment companies
FUNDS. AN INVESTOR MAY     market and company   market and company   market and company   risk, prepayment or  risk, prepayment or
LOSE MONEY IN EACH         risk, other          risk, other          risk, other          call risk, real      call risk, real
PORTFOLIO.                 investment companies investment companies investment companies estate risk and      estate risk and
                           risk and prepayment  risk, prepayment or  risk, prepayment or  small-               small-
                           or call risk         call risk and real   call risk, real      capitalization       capitalization
                                                estate risk          estate risk and      company risk         company risk
                                                                     small-capitalization
                                                                     company risk



(1) Although the Solution Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. Please see the more detailed description that follows for each Portfolio for information on the approximate target allocations in the absence of board approval.

                          ING SOLUTION INCOME PORTFOLIO

-  INVESTMENT OBJECTIVE

Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend               %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %*
           Insurance Company Fixed Contracts                     %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 25%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                            EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2015 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %*
           Insurance Company Fixed Contracts                     %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 15%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2025 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %*
           Insurance Company Fixed Contracts                     %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 10%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2035 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %
           Insurance Company Fixed Contracts                     %


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2045 PORTFOLIO


-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire in 2045.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %
           Insurance Company Fixed Contracts                     %


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

   As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

   The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the fees and expenses you pay if you buy and hold shares of a Portfolio. "Direct Annual Portfolio Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Company and the Solution Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Solution Portfolios are not fixed or specified under the terms of your Variable Contract. The tables do not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not Applicable


                                 I CLASS SHARES
                   DIRECT ANNUAL PORTFOLIO OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                   OTHER EXPENSES(1)                                       TOTAL NET
                                              --------------------------    TOTAL         WAIVERS,          ANNUAL
                    MANAGEMENT  DISTRIBUTION     ADMIN.      SHAREHOLDER  OPERATING    REIMBURSEMENTS      OPERATING
PORTFOLIO              FEES     (12b-1) FEES  SERVICES FEE  SERVICES FEE   EXPENSES  AND RECOUPMENTS(2)    EXPENSES
---------           ----------  ------------  ------------  ------------  ---------  ------------------   ----------
ING Solution Income    0.10%        None            %             %           %             %                 %
ING Solution 2015      0.10%        None            %             %           %             %                 %
ING Solution 2025      0.10%        None            %             %           %             %                 %
ING Solution 2035      0.10%        None            %             %           %             %                 %
ING Solution 2045      0.10%        None            %             %           %             %                 %


----------

 (1) This table shows the estimated operating expenses for I Class shares of each Portfolio as a ratio of expenses to average daily net assets for the current fiscal year. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

 (2) ILIAC, the adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solution Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ILIAC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least [May 1, 2007]. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.


                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses in an amount equal to the expenses of the Class I shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund (with the exception of ING Marsico International Opportunities Portfolio) as of December 31, 2005. Expenses are estimated for ING Marsico International Opportunities Portfolio as the Portfolio had not yet commenced operations as of the date of this Prospectus.



                                                     TOTAL ANNUAL
                                                       OPERATING   FEE WAIVER BY  NET OPERATING
UNDERLYING FUNDS                                        EXPENSES      ADVISER        EXPENSES
----------------                                     ------------  -------------  -------------
ING AllianceBernstein Mid Cap Growth Portfolio             %                             %
ING American Century Large Company Value Portfolio         %                             %
ING American Century Select Portfolio                      %                             %
ING American Century Small-Mid Cap Value Portfolio         %            %                %

                                                       TOTAL ANNUAL  FEE WAIVER/
                                                         OPERATING    RECOUPMENT  NET OPERATING
UNDERLYING FUNDS                                         EXPENSES     BY ADVISER     EXPENSES
------------------                                     ------------  -----------  ------------
ING Baron Small Cap Growth Portfolio                         %            %             %
ING Capital Guardian Small/Mid Cap Portfolio                 %                          %
ING Capital Guardian U.S. Equities Portfolio                 %                          %
ING Davis Venture Value Portfolio                            %                          %
ING Evergreen Omega Portfolio                                %                          %
ING FMR(SM) Diversified Mid Cap Portfolio                    %                          %
ING Fundamental Research Portfolio                           %                          %
ING Goldman Sachs(R) Capital Growth Portfolio                %                          %
ING Goldman Sachs(R) Structured Equity Portfolio             %                          %
ING Janus Contrarian Portfolio                               %                          %
ING JPMorgan International Portfolio                         %                          %
ING JPMorgan Mid Cap Value Portfolio                         %                          %
ING JPMorgan Small Cap Equity Portfolio                      %            %             %
ING Julius Baer Foreign Portfolio                            %                          %
ING Legg Mason Value Portfolio                               %                          %
ING Limited Maturity Bond Portfolio                          %                          %
ING Lord Abbett Affiliated Portfolio                         %                          %
ING Marisco Growth Portfolio                                 %                          %
ING Marisco International Opportunities Portfolio            %            %             %
ING Mercury Large Cap Growth Portfolio                       %            %             %
ING Mercury Large Cap Value Portfolio                        %            %             %
ING MFS Capital Opportunities Portfolio                      %                          %
ING MFS Mid Cap Growth Portfolio                             %                          %
ING Oppenheimer Main Street Portfolio(R)                     %                          %
ING Oppenheimer Strategic Income Portfolio                   %                          %
ING PIMCO High Yield Portfolio                               %                          %
ING PIMCO Total Return Portfolio                             %                          %
ING Pioneer Fund Portfolio                                   %                          %
ING Pioneer Mid Cap Value Portfolio                          %                          %
ING Salomon Brothers Aggressive Growth Portfolio             %                          %
ING Salomon Brothers Large Cap Growth Portfolio              %                          %
ING T. Rowe Diversified Mid Cap Growth Portfolio             %                          %
ING T. Rowe Price Equity Income Portfolio                    %                          %
ING T. Rowe Price Growth Equity Portfolio                    %                          %
ING UBS U.S. Large Cap Equity Portfolio                      %                          %
ING Van Kampen Comstock Portfolio                            %            %             %
ING Van Kampen Equity Growth Portfolio                       %                          %
ING Van Kampen Real Estate Portfolio                         %                          %
ING VP Growth and Income Portfolio                           %                          %
ING VP Growth Portfolio                                      %                          %
ING VP High Yield Bond Portfolio                             %            %             %
ING VP Index Plus LargeCap Portfolio                         %                          %
ING VP Index Plus MidCap Portfolio                           %                          %
ING VP Index Plus SmallCap Portfolio                         %                          %

                                                       TOTAL ANNUAL    FEE WAIVER/
                                                         OPERATING      RECOUPMENT    NET OPERATING
UNDERLYING FUNDS                                          EXPENSES      BY ADVISER       EXPENSES
------------------                                     ------------    -----------    -------------
ING VP Intermediate Bond Portfolio                           %                              %
ING VP International Equity Portfolio                        %              %               %
ING VP International Value Portfolio                         %              %               %
ING VP LargeCap Growth Portfolio                             %              %               %
ING VP MidCap Opportunities Portfolio                        %              %               %
ING VP Money Market Portfolio                                %                              %
ING VP Real Estate Portfolio                                 %              %               %
ING VP Small Company Portfolio                               %                              %
ING VP SmallCap Opportunities Portfolio                      %              %               %
ING VP Value Opportunity Portfolio                           %                              %
ING Wells Fargo Mid Cap Disciplined Portfolio                %                              %


                                 I CLASS SHARES
                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                     WITHOUT THE INSURANCE COMPANY FIXED CONTRACTS      WITH THE INSURANCE COMPANY FIXED CONTRACTS(1)
                     ---------------------------------------------      ---------------------------------------------
                       TOTAL                               NET            TOTAL                                NET
                     OPERATING        WAIVERS AND       OPERATING       OPERATING       WAIVERS AND         OPERATING
PORTFOLIO             EXPENSES      REIMBURSEMENTS       EXPENSE         EXPENSES      REIMBURSEMENTS       EXPENSES
---------            ---------      --------------     -----------      ---------      --------------      ----------
ING Solution Income      %                 %                 %              %                                   %
ING Solution 2015        %                 %                 %              %                 %                 %
ING Solution 2025        %                 %                 %              %                 %                 %
ING Solution 2035        %                 %                 %              %                 %                 %
ING Solution 2045        %                 %                 %              %                 %                 %


----------

(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

These expense ratios are estimates based on the target allocations among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.


EXAMPLE

The Example is intended to help you compare the cost of investing in I Class shares of the Portfolios, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the I Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the I Class' direct and indirect operating expenses remain the same. The Example does not reflect expenses of a variable contract that may use the Solution Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


                                WITHOUT THE INSURANCE COMPANY FIXED CONTRACTS     WITH THE INSURANCE COMPANY FIXED CONTRACTS(2)
                                ---------------------------------------------     ---------------------------------------------
PORTFOLIO                                1 YEAR                3 YEARS                         1 YEAR          3 YEARS
ING Solution Income                         $                     $                               $               $
ING Solution 2015(1)
ING Solution 2025(1)
ING Solution 2035(1)
ING Solution 2045(1)


----------

(1) The Example reflects any expense limitations of the Underlying Funds for the one-year period and the first year of the three-year period.
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

                    MORE INFORMATION ON INVESTMENT STRATEGIES

-  MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds and insurance company fixed contracts. ILIAC determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ILIAC uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.


The factors considered may include the following:

(i)   the investment objective of each Portfolio and each of the Underlying
      Funds;

(ii)  economic and market forecasts;

(iii) proprietary and third-party reports and analyses;

(iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)   the correlation and covariance among Underlying Funds.


As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ILIAC will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Solution Portfolios and the Underlying Funds.

ILIAC intends to rebalance the Portfolios on a quarterly basis to attain the Target Allocation investment allocations. In addition, variances from the targets will be monitored, but rebalancing will generally not take place more frequently than quarterly. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ILIAC may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, ILIAC will attempt to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's investment targets. If ILIAC believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


-  INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Solution Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Solution Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks" on page 24 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                          RISKS OF THE UNDERLYING FUNDS


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING                   Long-term total       Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  AllianceBernstein     return.               in mid-capitalization           derivatives risk, foreign
                         Mid Cap Growth                              companies (defined as           investment risk, growth stock
PORTFOLIO MANAGER:       Portfolio                                   companies that have a market    risk, manager risk, market and
Alliance Capital                                                     capitalization within the       company risk, market
Management L.P.                                                      range of companies in the       capitalization risk,
                                                                     Russell Midcap(R) Growth        mid-capitalization company
                                                                     Index). May also invest in      risk, portfolio turnover risk,
                                                                     convertibles, investment grade  securities lending risk, and
                                                                     instruments, U.S. government    U.S. government securities
                                                                     securities and high quality,    risk.
                                                                     short-term obligations
                                                                     (including repurchase
                                                                     agreements, bankers'
                                                                     acceptances and domestic
                                                                     certificates of deposit) and
                                                                     foreign securities. May write
                                                                     exchange-traded covered call
                                                                     options on up to 25% of
                                                                     assets, may make secured loans
                                                                     on up to 25% of assets, may
                                                                     enter into repurchase
                                                                     agreements on up to 10% of
                                                                     assets and may enter into
                                                                     futures contracts on
                                                                     securities indices and options
                                                                     on such futures contracts.

INVESTMENT ADVISER:      ING American Century  Long-term capital     Invests at least 80% of assets  Currency risk, debt securities
ING Life Insurance and   Large Company Value   growth Income is a    in equity securities of large   risk, derivatives risk,
Annuity Company          Portfolio             secondary objective.  capitalization companies        foreign investment risk,
                                                                     (those with market              market and company risk,
PORTFOLIO MANAGER:                                                   capitalizations similar to      undervalued securities risk
American Century                                                     companies in in the Russell     and value investing risk.
Investment                                                           1000 Index). Equity
Management, Inc.                                                     securities, include common and
                                                                     preferred stock and
                                                                     equity-equivalent securities,
                                                                     such as debt securities and
                                                                     preferred stock convertible
                                                                     into common stock and stock or
                                                                     stock index futures contracts.
                                                                     May also invest in
                                                                     derivatives, foreign
                                                                     securities, debt securities of
                                                                     companies, debt obligations of
                                                                     governments and their agencies
                                                                     or other similar securities.

INVESTMENT ADVISER:      ING American Century  Long-term capital     Invests in stocks of companies  Currency risk, derivatives
ING Life Insurance and   Select Portfolio      appreciation.         the Sub-Adviser believes will   risk, equity securities risk,
Annuity Company                                                      increase in value over time.    foreign investment risk,
                                                                     Generally invests in larger     growth stock risk, market and
PORTFOLIO MANAGER:                                                   companies, although it may      company risk and portfolio
American Century                                                     invest in companies of any      turnover risk.
Investment                                                           size. May invest in foreign
Management, Inc.                                                     companies located and doing
                                                                     business in foreign countries.

INVESTMENT ADVISER:      ING American Century  Long-term growth of   At least 80% of assets in U.S.  Currency risk, debt securities
ING Life Insurance and   Small-Mid Cap Value   capital, income is a  equity securities of            risk, derivatives risk, equity
Annuity Company          Portfolio             secondary objective.  small-capitalization            securities risk, foreign
                                                                     companies.                      investment risk, market and
PORTFOLIO MANAGER:                                                   Small-capitalization companies  company risk, portfolio
American Century                                                     include those with a market     turnover risk,
Investment                                                           capitalization no larger than   small-capitalization company
Management, Inc.                                                     that of the largest company in  risk, undervalued securities the S&P Small Cap 600 Index or  risk and value investing risk.
                                                                     the Russell 2000(R) Index. May
                                                                     invest in derivatives, foreign
                                                                     securities, debt securities of
                                                                     companies, debt obligations of
                                                                     governments and other similar
                                                                     securities.

INVESTMENT ADVISER:      ING Baron Small Cap   Capital               Invests at least 80% of assets  Credit risk, equity securities
ING Life Insurance and   Growth Portfolio      appreciation.         in securities of smaller        risk, growth stock risk, large
Annuity Company                                                      companies with market values    positions risk, market and
                                                                     under $2.5 billion.             company risk, and
PORTFOLIO MANAGER:                                                                                   small-capitalization company
BAMCO, Inc.                                                                                          risk.

INVESTMENT ADVISER:      ING Capital Guardian  Long-term capital     Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  Small/Mid Cap         appreciation.         in equity securities of small-  depositary receipt risk,
                         Portfolio                                   and mid-capitalization          equity securities risk,
PORTFOLIO MANAGER:                                                   companies, defined to include   foreign investment risk,
Capital Guardian Trust                                               companies with capitalizations  growth stock risk, manager
Company                                                              within the range of companies   risk, market and company risk,
                                                                     included in the Russell 2800    market capitalization risk,
                                                                     Index. Equity investments       mid-capitalization company
                                                                     include common and preferred    risk, over-the-counter
                                                                     stocks or convertible           investment risk, securities
                                                                     securities. May hold ADRs,      lending risk,
                                                                     EDRs, and GDRs. May invest in   small-capitalization company
                                                                     money market instruments and    risk and undervalued
                                                                     repurchase agreements.          securities risk.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Capital Guardian  Long-term growth of   Invest at least 80% of assets   Foreign investment risk,
Directed Services, Inc.  U.S. Equities         capital and income.   in equity and equity-related    growth stock risk, manager
                         Portfolio                                   securities (including common    risk, market and company risk,
PORTFOLIO MANAGER:                                                   and preferred stock and         market capitalization risk,
Capital Guardian Trust                                               convertible securities such as  securities lending risk, and
Company                                                              warrants and rights) of         value investing risk.
                                                                     issuers located in the U.S.
                                                                     with greater consideration
                                                                     given to potential
                                                                     appreciation and future
                                                                     dividends than to current
                                                                     income. May invest in ADR's,
                                                                     EDRs and GDRs, debt securities
                                                                     and cash equivalents.

INVESTMENT ADVISER:      ING Davis Venture     Long-term growth of   Under normal circumstances,     Diversification risk, foreign
ING Life Insurance and   Value Portfolio       capital.              the Portfolio invests the       investment risk, headline
Annuity Company                                                      majority of its assets in       risk, industry focus risk,
                                                                     equity securities issued by     manager risk, market and
PORTFOLIO MANAGER:                                                   large companies with market     company risk, small and mid
Davis Selected                                                       capitalizations of at least     cap risk, stock risk
Advisers, L.P.                                                       $10 billion. The Portfolio has
                                                                     the flexibility to invest a
                                                                     limited portion of its assets
                                                                     in companies of any size, to
                                                                     invest in companies whose
                                                                     shares may be subject to
                                                                     controversy, to invest in
                                                                     foreign securities, and to
                                                                     invest in non-equity
                                                                     securities. The Portfolio is
                                                                     not diversified.

INVESTMENT ADVISER:      ING Evergreen Omega   Long-term capital     Invests primarily in common     Convertible securities risk,
Directed Services, Inc.  Portfolio             growth.               stocks and securities           equity securities risk,
                                                                     convertible into common stocks  foreign investment risk,
PORTFOLIO MANAGER:                                                   of U.S. companies across all    growth stock risk, investment
Evergreen Investment                                                 market capitalizations. May     style risk, manager risk,
Management Company, LLC                                              also invest up to 25% of        market capitalization risk,
                                                                     assets in foreign securities.   small- and mid-capitalization
                                                                                                     company risk, and price
                                                                                                     volatility risk.

INVESTMENT ADVISER:      ING FMR(SM)           Long-term growth of   Invests at least 80% of assets  Derivatives risk, emerging
Directed Services, Inc.  Diversified Mid Cap   capital.              in securities of companies      markets risk, foreign
                         Portfolio                                   with medium market              investment risk, growth stock
PORTFOLIO MANAGER:                                                   capitalizations (defined as     risk, manager risk, market and
Fidelity Management &                                                those whose market              company risk, market
Research Company                                                     capitalizations are similar to  capitalization risk,
                                                                     the market capitalization of    mid-capitalization company
                                                                     companies in the Russell        risk, other investment
                                                                     Midcap(R) Index or the S&P      companies risk, portfolio
                                                                     MidCap 400 Index). May invest   turnover risk,
                                                                     up to 25% of assets in foreign  small-capitalization company securities, including emerging  risk, and value investing
                                                                     markets and may buy and sell    risk.
                                                                     future contracts and other
                                                                     investment companies.

INVESTMENT ADVISER:      ING Fundamental       Maximize total        The Portfolio invests at least  Convertible securities risk,
ING Life Insurance and   Research Portfolio    return                65% of its assets in common     derivatives risk, equity
Annuity Company                                                      stocks and securities           securities risk, foreign
                                                                     convertible into common stock.  investment risk, index
PORTFOLIO MANAGER:                                                   May also invest in exchange-    tracking risk, market and
ING Investment                                                       traded funds, initial public    company risk, market trends
Management Co.                                                       offerings and derivatives.      risk, mid-capitalization
                                                                     Emphasizes stocks of larger     company risk and other
                                                                     companies. May also invest in   investment companies risk.
                                                                     mid-capitalization companies
                                                                     and may invest up to 25% of
                                                                     assets in foreign securities.

INVESTMENT ADVISER:      ING Goldman Sachs(R)  Long-term growth of   Invests at least 90% of assets  Credit risk, currency risk,
ING Life Insurance and   Capital Growth        capital.              in equity investments. Invests  derivatives risk, equity
Annuity Company          Portfolio                                   primarily in publicly-traded    securities risk, emerging
                                                                     U.S. companies, but may invest  growth risk, emerging markets
PORTFOLIO MANAGER:                                                   up to 10% of assets in foreign  risk, foreign investment risk,
Goldman Sachs Asset                                                  securities.                     growth stock risk, interest
Management, L.P.                                                                                     rate risk, liquidity risk,
                                                                                                     manager risk, and market and
                                                                                                     company risk.

INVESTMENT ADVISER:      ING Goldman Sachs(R)  Long-term growth of   Invests at least 90% of assets  Credit risk, currency risk,
ING Life Insurance and   Structured Equity     capital and dividend  in a diversified portfolio of   derivatives risk, equity
Annuity Company          Portfolio             income.               equity investments in U.S.      securities risk, emerging
                                                                     issuers, including foreign      growth risk, foreign
PORTFOLIO MANAGER:                                                   companies that are traded in    investment risk, growth stock
Goldman Sachs Asset                                                  the U.S.                        risk, interest rate risk,
Management, L.P.                                                                                     liquidity risk, market and
                                                                                                     company risk and portfolio
                                                                                                     turnover risk.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Janus Contrarian  Capital               Invests at least 80% of net     Debt securities risk, equity
Directed Services, Inc.  Portfolio             appreciation.         assets in equity securities     securities risk, derivatives
                                                                     with the potential for          risk, diversification risk,
PORTFOLIO MANAGER:                                                   long-term growth of capital.    foreign investment risk,
Janus Capital                                                        The Portfolio is                high-yield, lower grade debt
Management LLC                                                       non-diversified. May also       securities risk, interest rate
                                                                     invest in foreign equity and    risk, liquidity risk, manager
                                                                     debt securities, up to 20% in   risk, market and company risk,
                                                                     high-yield debt securities      market capitalization risk,
                                                                     ("junk bonds"); derivatives;    maturity risk,
                                                                     securities purchased on a       mid-capitalization company
                                                                     when-issued, delayed delivery   risk, sector risk,
                                                                     or forward commitment basis;    small-capitalization company
                                                                     illiquid securities (up to      risk, and special situations
                                                                     15%); and may invest more than  risk.
                                                                     25% of its assets in
                                                                     securities of companies in one
                                                                     or more market sectors.

INVESTMENT ADVISER:      ING JPMorgan          Long-term growth of   Invests at least 65% of assets  Credit risk, currency risk,
ING Life Insurance and   International         capital.              in equity securities of         debt securities risk, emerging
Annuity Company          Portfolio                                   foreign companies that the      markets risk, foreign
                                                                     Portfolio manager believes      investment risk, geographic
PORTFOLIO MANAGER:                                                   have higher growth potential.   focus risk, high-yield,
J.P. Morgan Asset                                                    Will invest in a number of      lower-grade debt securities
Management (London)                                                  issuers in several countries    risk, interest rate risk, and
Ltd.                                                                 other than the U.S. and will    market and company risk.
                                                                     invest in securities of both
                                                                     developed and developing
                                                                     markets. May also invest in
                                                                     debt securities issued by
                                                                     foreign and U.S. companies,
                                                                     including non-investment grade
                                                                     debt securities.

INVESTMENT ADVISER:      ING JPMorgan Mid Cap  Growth from capital   Invests at least 80% of assets  Convertible securities risk,
ING Life Insurance and   Value Portfolio       appreciation.         in common stocks of companies   depositary receipt risk,
Annuity Company                                                      with market capitalizations of  derivatives risk,
                                                                     $1 billion to $20 billion that  diversification risk, equity
PORTFOLIO MANAGER:                                                   the Portfolio Manager believes  securities risk, foreign
J.P. Morgan Investment                                               are undervalued. Normally       investment risk, interest rate
Management Inc.                                                      invests in securities that are  risk, market and company risk, traded on registered exchanges  mid-capitalization company or the over-the-counter market  risk, over-the-counter
                                                                     in the U.S. May invest in       investment risk, and
                                                                     other equity securities,        small-capitalization company
                                                                     including preferred stock,      risk.
                                                                     convertible securities, and
                                                                     foreign securities (including
                                                                     depositary receipts) and
                                                                     derivatives.

INVESTMENT ADVISER:      ING JPMorgan Small    Capital growth over   Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  Cap Equity Portfolio  the long term.        in equity securities of         derivatives risk, foreign
                                                                     small-capitalization companies  investment risk, growth stock
PORTFOLIO MANAGER:                                                   (defined as those with market   risk, manager risk, market and
J.P. Morgan Investment                                               capitalization equal to those   company risk, market
Management Inc.                                                      within a universe of Russell    capitalization risk,
                                                                     2000(R) Index stocks). May      mid-capitalization company
                                                                     also invest up to 20% in        risk, mortgage-related
                                                                     foreign securities, including   securities risk, real estate
                                                                     depositary receipts,            risk, small-capitalization
                                                                     convertible securities,         company risk, and value
                                                                     high-quality money market       investing risk.
                                                                     instruments and repurchase
                                                                     agreements and may include
                                                                     real estate investment trusts
                                                                     and derivatives.

INVESTMENT ADVISER:      ING Julius Baer       Long-term growth of   Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  Foreign Portfolio     capital.              in equity securities tied       debt securities risk,
                                                                     economically to countries       derivatives risk, emerging
PORTFOLIO MANAGER:                                                   outside the U.S., including     markets risk, foreign
Julius Baer Investment                                               common and preferred stock,     investment risk, high-yield,
Management LLC                                                       American, European and Global   lower grade debt securities
                                                                     depositary receipts,            risk, liquidity risk, market
                                                                     convertible securities,         and company risk, market
                                                                     rights, warrants, and other     capitalization risk,
                                                                     investment companies,           mid-capitalization company
                                                                     including exchange-traded       risk, other investment
                                                                     funds. Normally has a bias      companies risk, Portfolio
                                                                     towards larger companies        turnover risk, price
                                                                     (e.g., with market              volatility risk, securities
                                                                     capitalizations of $10 billion  lending risk, and
                                                                     or greater), but may also       small-capitalization company
                                                                     invest in small- and mid-sized  risk.
                                                                     companies. May invest up to
                                                                     25% of assets in issuers in
                                                                     emerging markets and may
                                                                     invest in debt securities (up
                                                                     to 10% in non-investment grade
                                                                     bonds). May invest in
                                                                     derivatives. Will invest at
                                                                     least 65% in no fewer than
                                                                     three different countries
                                                                     located outside the U.S.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Legg Mason Value  Long-term growth of   Invests primarily in equity     Convertible securities risk,
Directed Services, Inc.  Portfolio             capital.              securities (including foreign   credit risk, currency risk,
                                                                     securities). Generally invests  debt securities risk,
PORTFOLIO MANAGER:                                                   in companies with market        diversification risk, equity
Legg Mason Funds                                                     capitalizations greater than    securities risk, foreign
Management, Inc.                                                     $5 billion, but may invest in   investment risk, growth stock
                                                                     companies of any size. May      risk, high yield, lower grade
                                                                     also invest in convertible and  debt securities risk, interest debt securities. May invest up  rate risk, investment models
                                                                     to 25% of assets in long-term   risk, manager risk, market and
                                                                     debt securities, and up to 10%  company risk, market trends
                                                                     of in high yield debt           risk, mid-capitalization
                                                                     securities. The Portfolio is    company risk, over-the-counter
                                                                     non-diversified.                investment risk, pre-payment
                                                                                                     or call risk,
                                                                                                     small-capitalization company
                                                                                                     risk and value investing risk.

INVESTMENT ADVISER:      ING Limited Maturity  Highest current       Invests at least 80% of assets  Active or frequent trading
Directed Services, Inc.  Bond Portfolio        income consistent     in bonds that are primarily     risk, debt securities risk,
                                               with low risk to      limited maturity debt           derivatives risk, foreign
PORTFOLIO MANAGER:                             principal and         securities. Invests in          markets risk, income risk,
ING Investment                                 liquidity. As a       non-government securities only  interest rate risk, manager
Management Co.                                 secondary objective,  if rated Baa3 or better by      risk, market capitalization
                                               seeks to enhance its  Moody's or BBB- or better by    risk, mid-capitalization
                                               total return through  S&P or if not rated determined  company risk, mortgage-related
                                               capital               that they are of comparable     securities risk, pre-payment
                                               appreciation.         quality. May borrow up to 10%   or call risk, real estate
                                                                     of the value of its net         risk, sector risk, securities
                                                                     assets.                         lending risk,
                                                                                                     small-capitalization company
                                                                                                     risk, and U.S. government
                                                                                                     securities risk.

INVESTMENT ADVISER:      ING Lord Abbett       Long-term growth of   Invests primarily in equity     Convertible securities risk,
Directed Services, Inc.  Affilitated           capital. Current      securities of large, seasoned,  debt securities risk,
                         Portfolio             income is a           U.S. and multinational          derivatives risk, equity
PORTFOLIO MANAGER:                             secondary objective.  companies (those companies in   securities risk, foreign
Lord, Abbett & Co. LLC                                               the Russell 1000(R) Value       investment risk, manager risk,
                                                                     Index). May invest up to 10%    market and company risk,
                                                                     of its assets in foreign        undervalued securities risk,
                                                                     securities and also may invest  and value investing risk.
                                                                     in American Depositary
                                                                     Receipts and similar
                                                                     depositary receipts, which are
                                                                     not subject to the 10% limit
                                                                     on investment. The Portfolio
                                                                     may invest in convertible
                                                                     bonds and convertible
                                                                     preferred stock, and in
                                                                     derivatives and similar
                                                                     investments.

INVESTMENT ADVISER:      ING Marsico Growth    Capital               Invests primarily in equity     Derivatives risk, emerging
Directed Services, Inc.  Portfolio             appreciation.         securities of companies of any  markets risk, foreign
                                                                     size, selected for their        investment risk, growth stock
PORTFOLIO MANAGER:                                                   growth potential. Will          risk, manager risk, market and
Marsico Capital                                                      normally hold a core position   company risk, market
Management, LLC                                                      of between 35 and 50 common     capitalization risk, market
                                                                     stocks primarily emphasizing    trends risk, over-the-counter
                                                                     larger companies (those with    investment risk, portfolio
                                                                     market capitalizations of $4    turnover risk, price
                                                                     billion or more). May also      volatility risk and sector
                                                                     invest in foreign securities    risk.
                                                                     (including emerging markets)
                                                                     and forward foreign currency
                                                                     contracts, future and options.
                                                                     Substantial cash holdings in
                                                                     the absence of attractive
                                                                     investment opportunities; and,
                                                                     from time to time, investment
                                                                     of more than 25% assets in
                                                                     securities of companies in one
                                                                     or more market sectors.
                                                                     Generally will not invest more
                                                                     than 25% of assets in a
                                                                     particular industry within a
                                                                     sector.

INVESTMENT ADVISER:      ING Marsico           Long-term growth of   Invests at least 65% of assets  Currency risk, emerging
Directed Services, Inc.  International         capital.              in common stocks of foreign     markets risk, equity
                         Opportunities                               companies. May invest in        securities risk, foreign
PORTFOLIO MANAGER:       Portfolio                                   companies of any size           investment risk, growth stock
Marsico Capital                                                      throughout the world. Invests   risk, investment models risk,
Management, LLC                                                      in issuers from a number of     liquidity risk, manager risk,
                                                                     different countries, not        market and company risk,
                                                                     including the U.S. and          market capitalization risk,
                                                                     generally maintains a core      market trends risk,
                                                                     position of between 35 and 50   over-the-counter investment
                                                                     common stocks. May use          risk, portfolio turnover risk,
                                                                     options, futures and foreign    price volatility risk and
                                                                     currency contracts. May invest  sector risk.
                                                                     in emerging markets. Up to 10%
                                                                     in fixed-income securities and
                                                                     up to 5% in high-yield bonds
                                                                     and mortgage- and asset-backed
                                                                     securities. Up to 15% in
                                                                     illiquid securities. May
                                                                     invest up to 25% of its total
                                                                     assets in securities of
                                                                     companies in a single market
                                                                     sector, although it generally
                                                                     will not invest more than 25%
                                                                     of its total assets in a
                                                                     particular industry within a
                                                                     sector.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Mercury Large     Long-term growth of   Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  Cap Growth Portfolio  capital.              in equity securities of large   debt securities risk, foreign
                                                                     capitalization companies        investment risk, growth stock
PORTFOLIO MANAGER:                                                   (defined as those included in   risk, interest rate risk,
Mercury Advisors                                                     the Russell 1000(R) Growth      investment models risk,
                                                                     Index). Up to 10% in foreign    manager risk, market and
                                                                     securities, including American  company risk, market
                                                                     and European depositary         capitalization risk, maturity
                                                                     receipts. May invest in         risk, portfolio turnover risk,
                                                                     derivatives, short-term debt    securities lending risk, and
                                                                     securities, non-convertible     U.S. government securities
                                                                     preferred stocks and bonds or   risk.
                                                                     government and money market
                                                                     securities.

INVESTMENT ADVISER:      ING Mercury Large     Long-term growth of   Invests at least 80% of its     Borrowing and leverage risk,
Directed Services, Inc.  Cap Value Portfolio   capital.              assets in a diversified         debt securities risk,
                                                                     portfolio of equity securities  derivatives risk, equity
PORTFOLIO MANAGER:                                                   of large-capitalization         securities risk, foreign
Mercury Advisors                                                     companies (those within the     investment risk, high-yield,
                                                                     market-cap range of companies   lower grade debt securities
                                                                     included in the Russell         risk, liquidity risk, manager
                                                                     1000(R) Value Index). May       risk, market and company risk,
                                                                     invest up to 10% of its total   market capitalization risk,
                                                                     assets in securities issued by  over-the-counter investment
                                                                     foreign issuers, including      risk, restricted and illiquid
                                                                     American Depositary Receipts.   securities risk, securities
                                                                     Will generally limit its        lending risk, sovereign debt
                                                                     foreign securities investments  risk, undervalued securities
                                                                     to ADRs of issuers in           risk, U.S. government
                                                                     developed countries. May also   securities risk, and value
                                                                     invest in investment grade      investing risk.
                                                                     convertible securities,
                                                                     preferred stock, illiquid
                                                                     securities, U.S. government
                                                                     debt securities of any
                                                                     maturity, and derivatives for
                                                                     hedging purposes. May purchase
                                                                     or sell securities on a
                                                                     whenissued basis. May lend up
                                                                     to 33 1/3% of its total assets
                                                                     and invest uninvested cash in
                                                                     money market funds.

INVESTMENT ADVISER:      ING MFS Capital       Capital               Invests at least 65% of net     Convertible securities risk,
ING Life Insurance and   Opportunities         appreciation.         assets in common stocks and     credit risk, currency risk,
Annuity Company          Portfolio                                   related securities, such as     depositary receipt risk,
                                                                     preferred stocks, convertible   emerging markets risk, equity
PORTFOLIO MANAGER:                                                   securities and depositary       securities risk, foreign
Massachusetts Financial                                              receipts. May invest in         investment risk, market and
Services Company                                                     foreign securities, including   company risk, over-the-counter
                                                                     emerging market securities.     investment risk and portfolio
                                                                     May invest in securities        turnover risk.
                                                                     listed on a securities
                                                                     exchange or traded in the
                                                                     over-the-counter markets.

INVESTMENT ADVISER:      ING MFS Mid Cap       Long-term growth of   Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  Growth Portfolio      capital.              in common stocks and related    debt securities risk,
                                                                     securities (such as preferred   derivatives risk, emerging
PORTFOLIO MANAGER:                                                   stocks, convertible             markets risk, foreign
Massachusetts Financial                                              securities, and depositary      investment risk, growth stock
Services Company                                                     receipts) of companies with     risk, high-yield, lower grade
                                                                     medium market capitalizations   debt securities risk, manager
                                                                     (defined as those companies     risk, market and company risk,
                                                                     with capitalizations of $250    market capitalization risk,
                                                                     million or more but not         mid-capitalization company
                                                                     exceeding the top range of the  risk, over-the-counter
                                                                     Russell(R) Midcap Growth        investment risk, portfolio
                                                                     Index). May invest in debt      turnover risk, and short sales
                                                                     securities, including up to     risk.
                                                                     10% in high-yield bonds. May
                                                                     invest up to 20% in foreign
                                                                     securities. May establish
                                                                     short positions and invest in
                                                                     derivatives.

INVESTMENT ADVISER:      ING Oppenheimer Main  Long-term growth of   Invests mainly in common stock  Investment models risk,
Directed Services, Inc.  Street Portfolio(R)   capital and future    of U.S. companies of different  manager risk, market and
                                               income.               capitalization ranges,          company risk, market
PORTFOLIO MANAGER:                                                   presently focusing on           capitalization risk,
OppenheimerFunds, Inc.                                               large-capitalization issuers.   mid-capitalization company
                                                                     May invest in debt securities   risk, portfolio turnover risk,
                                                                     such as bonds and debentures,   and small-capitalization
                                                                     but does not currently          company risk.
                                                                     emphasize these investments.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Oppenheimer       High level of         Invests in debt securities of   Credit risk, credit
ING Life Insurance and   Strategic Income      current income        issuers in three market         derivatives risk, debt
Annuity Company          Portfolio             principally derived   sectors: foreign governments    securities risk, derivatives
                                               from interest on      and companies; U.S. government  risk, emerging markets risk,
PORTFOLIO MANAGER:                             debt securities.      securities; and lower grade,    foreign investment risk,
OppenheimerFunds, Inc.                                               high-yield securities of U.S.   high-yield, lower grade debt
                                                                     and foreign issuers. Those      securities risk, interest rate
                                                                     debt securities include         risk, manager risk,
                                                                     foreign government and U.S.     mortgage-related securities
                                                                     government bonds and notes,     risk, portfolio turnover risk,
                                                                     collateralized mortgage         prepayment or call risk,
                                                                     obligations, other mortgage-    sector allocation risk, U.S.
                                                                     and asset-backed securities,    government securities risk,
                                                                     participation interest in       and zero coupon risk.
                                                                     loans, structured notes,
                                                                     lower-grade high-yield debt
                                                                     obligations and zero coupon or
                                                                     stripped securities. May
                                                                     invest up to 100% in any one
                                                                     sector at any time. Foreign
                                                                     investments can include debt
                                                                     securities of issuers in
                                                                     developed markets as well as
                                                                     emerging markets. Can use
                                                                     hedging instruments and
                                                                     certain derivatives.

INVESTMENT ADVISER:      ING PIMCO High Yield  Maximum total         Invests at least 80% of assets  Credit risk, currency risk,
Directed Services, Inc.  Portfolio             return, consistent    in a diversified portfolio of   debt securities risk,
                                               with preservation of  high yield securities ("junk    derivatives risk, emerging
PORTFOLIO MANAGER:                             capital and prudent   bonds") rated below investment  markets risk, foreign
Pacific Investment                             investment            grade but rated at least        investment risk, high yield,
Management Company LLC                         management.           CCC/Caa by Moody's Investors    lower grade debt securities
                                                                     Service, Inc., Standard and     risk, interest rate risk,
                                                                     Poor's Rating Service, or       leveraging risk, liquidity
                                                                     Fitch, or if unrated,           risk, manager risk, market and
                                                                     determined to be of comparable  company risk, mortgage-related
                                                                     quality, subject to a maximum   securities risk, securities
                                                                     of 5% of total assets in        lending risk, and U.S.
                                                                     CCC/Caa securities. The         government securities risk.
                                                                     remainder of assets may be
                                                                     invested in investment grade
                                                                     fixed income investments. May
                                                                     invest up to 20% in non-US
                                                                     dollar-denominated securities
                                                                     and without limit in U.S.
                                                                     dollar-denominated foreign
                                                                     securities (up to 10% in
                                                                     emerging markets). May invest
                                                                     in derivative instruments.

INVESTMENT ADVISER:      ING PIMCO Total       Maximum total         Invests at least 65% of assets  Convertible securities risk,
ING Life Insurance and   Return Portfolio      return.               in fixed-income instruments of  credit risk, currency risk,
Annuity Company                                                      varying maturities. Primarily   debt securities risk,
                                                                     in investment grade             derivatives risk, emerging
PORTFOLIO MANAGER:                                                   securities, but may invest up   markets risk, foreign
Pacific Investment                                                   to 10% in high-yield            investment risk, high-yield,
Management Company LLC                                               securities rated B or higher    lower-grade debt securities
                                                                     or if unrated, determined to    risk, interest rate risk,
                                                                     be of comparable quality. May   leveraging risk, liquidity
                                                                     invest up to 30% of assets in   risk, manager risk, market and
                                                                     foreign securities and may      company risk, mortgage-related
                                                                     invest beyond that limit in     securities risk, portfolio
                                                                     U.S. dollar-denominated         turnover risk, and U.S.
                                                                     securities of foreign issuers.  government securities risk.
                                                                     May invest all of its assets
                                                                     in derivatives.

INVESTMENT ADVISER:      ING Pioneer Fund      Reasonable income     Invests in a broad list of      Convertible securities risk,
Directed Services, Inc.  Portfolio             and capital growth.   carefully selected securities   derivatives risk, equity
                                                                     believed to be reasonably       securities risks, manager
PORTFOLIO MANAGER:                                                   priced, rather than in          risk, market and company risk,
Pioneer Investment                                                   securities whose prices         and value investing risk.
Management, Inc.                                                     reflect a premium resulting
                                                                     from their current market
                                                                     popularity. Invests the major
                                                                     portion of assets in equity
                                                                     securities (including common
                                                                     stocks, convertible debt,
                                                                     depositary receipts, warrants,
                                                                     rights and preferred stocks),
                                                                     primarily of U.S. issuers.

INVESTMENT ADVISER:      ING Pioneer Mid Cap   Capital               Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  Value Portfolio       Appreciation.         in equity securities of         debt securities risk,
                                                                     mid-size companies (defined as  derivatives risk, manager
PORTFOLIO MANAGER:                                                   those companies with market     risk, market capitalization
Pioneer Investment                                                   capitalizations of companies    risk, market and company risk,
Management, Inc.                                                     included in the Russell(R)      mid-capitalization company
                                                                     Midcap Value Index). Focuses    risk, and value investing
                                                                     on companies with               risk.
                                                                     capitalizations within the $1
                                                                     billion to $10 billion range.
                                                                     The equity securities in which
                                                                     the Portfolio principally
                                                                     invests include common and
                                                                     preferred stocks, depositary
                                                                     receipts and convertible debt
                                                                     but may invest in other equity
                                                                     securities to a lesser extent.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Salomon Brothers  Long-term growth of   Invests at least 80% of assets  Convertible securities risk,
ING Life Insurance and   Aggressive Growth     capital.              in common stocks and related    currency risk, depositary
Annuity Company          Portfolio                                   securities, such as preferred   receipt risk, equity
                                                                     stock, convertible securities   securities risk, emerging
PORTFOLIO MANAGER:                                                   and depositary receipts, of     growth risk, emerging markets
Salomon Brothers                                                     emerging growth companies.      risk, foreign investment risk,
Asset Management Inc                                                 Investments may include         market and company risk, and
                                                                     securities listed on a          over-the-counter investment
                                                                     securities exchange or traded   risk.
                                                                     in the over the counter
                                                                     markets. May invest in foreign
                                                                     securities; (including
                                                                     emerging market securities);
                                                                     and may have exposure to
                                                                     foreign currencies.

INVESTMENT ADVISER:      ING Salomon Brothers  Long-term capital     Invests at least 80% of assets  Convertible securities risk,
ING Life Insurance and   Large Cap Growth      appreciation.         in equity securities of large   credit risk, equity securities
Annuity Company          Portfolio                                   capitalization companies and    risk, emerging markets risk,
                                                                     related investments. Large      foreign investment risk,
PORTFOLIO MANAGER:                                                   capitalization companies are    growth stock risk, interest
Salomon Brothers Asset                                               defined as those with market    rate risk, leveraging risk,
Management Inc                                                       capitalizations similar to      market and company risk,
                                                                     companies in the Russell 1000   mid-capitalization company
                                                                     Index. Equity securities        risk, over-the-counter
                                                                     include U.S. exchange-traded    investment risk, portfolio
                                                                     and over-the-counter common     turnover risk, and
                                                                     stocks, debt securities         small-capitalization company
                                                                     convertible into equity         risk.
                                                                     securities, and warrants and
                                                                     rights relating to equity
                                                                     securities.

INVESTMENT ADVISER:      ING T. Rowe Price     Long-term capital     Invests at least 80% of assets  Derivatives risk, equity
ING Life Insurance and   Diversified Mid Cap   appreciation.         in equity securities of         securities risk, foreign
Annuity Company          Growth Portfolio                            companies having marketing      investment risk, growth stock
                                                                     capitalizations within the      risk, market and company risk,
PORTFOLIO MANAGER:                                                   range of companies in the       mid-capitalization company
T. Rowe Price                                                        Russell Midcap Growth Index or  risk, over-the-counter
Associates, Inc.                                                     S&P MidCap 400 Index. Focuses   investment risk and portfolio
                                                                     on mid-size companies. Most     turnover risk.
                                                                     investments will be in U.S.
                                                                     common stock but may also
                                                                     invest in foreign securities
                                                                     and futures and options.

INVESTMENT ADVISER:      ING T. Rowe Price     Substantial dividend  Invests at least 80% of its     Convertible securities risk,
Directed Services, Inc.  Equity Income         income as well as     assets in common stocks, with   debt securities risk,
                         Portfolio             long-term growth of   65% in the common stocks of     derivatives risk, foreign
PORTFOLIO MANAGER:                             capital.              well-established companies      investment risk, high yield,
T. Rowe Price                                                        paying above-average            lower-grade debt securities
Associates, Inc.                                                     dividends. Invests most assets  risk, manager risk, market and
                                                                     in U.S. common stocks, but      company risk, undervalued
                                                                     also may invest in other        securities risk, and value
                                                                     securities, including           investing risk.
                                                                     convertible securities,
                                                                     warrants, preferred stocks,
                                                                     foreign securities, debt
                                                                     securities, including
                                                                     high-yield debt securities and
                                                                     futures and options. May also
                                                                     invest in shares of the
                                                                     T. Rowe Price Reserve
                                                                     Investment Funds, Inc. and
                                                                     Government Reserve Investment
                                                                     Funds, Inc.

INVESTMENT ADVISER:      ING T. Rowe Price     Long-term capital     Invests at least 80% of assets  Currency risk, depositary
ING Life Insurance and   Growth Equity         growth, and           in common stocks, with a focus  receipt risk, derivatives
Annuity Company          Portfolio             secondarily,          on growth companies. May also   risk, emerging markets risk,
                                               increasing dividend   purchase foreign securities,    equity securities risk,
PORTFOLIO MANAGER:                             income.               hybrid securities, and futures  foreign investment risk,
T. Rowe Price                                                        and options. May have exposure  growth stock risk, and market
Associates, Inc.                                                     to foreign currencies.          and company risk.
                                                                     Investment in foreign
                                                                     securities limited to 30%.

INVESTMENT ADVISER:      ING UBS U.S. Large    Long-term growth of   Invests at least 80% of assets  Derivatives risk, equity
ING Life Insurance and   Cap Equity Portfolio  capital and future    in equity securities of U.S.    securities risk, market and
Annuity Company                                income.               large capitalization companies  company risk,
                                                                     (defined as those with market   mid-capitalization company
PORTFOLIO MANAGER:                                                   capitalization range of         risk, over-the-counter
UBS Global Asset                                                     companies included in the       investment risk, portfolio
Management (Americas)                                                Russell 1000 Index. Equity      turnover risk, and
Inc.                                                                 investments include             small-capitalization company
                                                                     dividend-paying securities,     risk
                                                                     common stock and preferred
                                                                     stock. Emphasizes large
                                                                     capitalization stock, but may
                                                                     hold small- and
                                                                     mid-capitalization stock. May
                                                                     invest in options, futures and
                                                                     other derivatives.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Van Kampen        Seeks capital growth  Invests in equity securities    Convertible securities risk,
ING Life Insurance and   Comstock Portfolio    and income.           including common stocks,        currency risk, derivatives
Annuity Company                                                      preferred stocks, and           risk, equity securities risk,
                                                                     securities convertible into     foreign investment risk,
PORTFOLIO MANAGER:                                                   common and preferred stocks.    interest rate risk, market and
Van Kampen (Morgan                                                   May invest up to 10% of assets  company risk,
Stanley Investment                                                   in high-quality short-term      mid-capitalization company
Management Inc.)                                                     debt securities and investment  risk, and small-
                                                                     grade corporate debt            capitalization company risk.
                                                                     securities. May invest up to
                                                                     25% of assets in foreign
                                                                     securities, and may invest in
                                                                     derivatives.

INVESTMENT ADVISER:      ING Van Kampen        Long-term capital     Invests at least 80% of assets  Growth stock risk, manager
Directed Services, Inc.  Equity Growth         appreciation.         in equity securities. Invests   risk, market and company risk
                         Portfolio                                   primarily in growth-oriented    and portfolio turnover risk.
PORTFOLIO MANAGER:                                                   companies. May invest, to a
Van Kampen (Morgan                                                   limited extent, in foreign
Stanley Investment                                                   companies listed on U.S.
Management Inc.)                                                     exchanges or traded in U.S.
                                                                     markets.

INVESTMENT ADVISER:      ING Van Kampen Real   Capital               Invests at least 80% of assets  Convertible securities risk,
Directed Services, Inc.  Estate Portfolio      appreciation.         in equity securities of         debt securities risk,
                                               Current income is a   companies in the U.S. real      derivatives risk,
PORTFOLIO MANAGER:                             secondary objective.  estate industry that are        diversification risk, equity
Van Kampen (Morgan                                                   listed on national exchanges    securities risk, high-yield,
Stanley Investment                                                   or the NASDAQ. May also invest  lower grade debt securities
Management Inc.)                                                     up to 25% of assets in          risk, industry focus risk,
                                                                     financial institutions that     manager risk, market and
                                                                     issue or service mortgages and  company risk, mortgage-related
                                                                     up to 25% of assets in          securities risk, real estate
                                                                     high-yield debt and             risk, and sector risk.
                                                                     convertible bonds. May invest
                                                                     in equity, debt or convertible
                                                                     securities whose products are
                                                                     related to the real estate
                                                                     industry, mortgage- and
                                                                     asset-backed securities and
                                                                     covered options on securities
                                                                     and stock indices. The
                                                                     Portfolio is non-diversified.

INVESTMENT ADVISER:      ING VP Growth and     Maximize total        Invests at least 65% of assets  Active or frequent trading
ING Investments, LLC     Income Portfolio      return.               is believed to have             risk, convertible securities
                                                                     significant potential for       risk, derivatives risk,
PORTFOLIO MANAGER:                                                   capital appreciation or income  foreign investment risk,
ING Investment                                                       growth or both. Emphasizes      market trends risk, price
Management Co.                                                       stocks of larger companies.     volatility risk, and
                                                                     May invest up to 25% in         securities lending risk.
                                                                     foreign securities. May invest
                                                                     in derivatives.

INVESTMENT ADVISER:      ING VP Growth         Growth of capital.    Invests at least 65% of asset   Active or frequent trading
ING Investments, LLC     Portfolio                                   in common stocks and            risk, convertible securities
                                                                     securities convertible into     risk, derivatives risk,
PORTFOLIO MANAGER:                                                   common stock. Emphasizes        foreign investment risk,
ING Investment                                                       stocks of larger companies,     growth stock risk, price
Management Co.                                                       although it may invest in       volatility risk, and
                                                                     companies of any size. May      securities lending risk.
                                                                     invest in derivatives and
                                                                     foreign securities.

INVESTMENT ADVISER:      ING VP High Yield     High level of         Invests at least 80% of assets  Active or frequent trading
ING Investments, LLC     Bond Portfolio        current income and    in high yield bonds. Remaining  risk, credit risk, derivatives
                                               total return.         assets may be invested in       risk, foreign investment risk,
PORTFOLIO MANAGER:                                                   investment grade debt           high-yield, lower grade debt
ING Investment                                                       securities, common and          securities risk, inability to
Management Co.                                                       preferred stock, U.S.           sell securities risk, interest
                                                                     government securities, money    rate risk, price volatility
                                                                     market instruments, and debt    risk, securities lending risk,
                                                                     securities of foreign issuers,  and small- and
                                                                     including emerging markets.     mid-capitalization company
                                                                     May purchase structured debt    risk.
                                                                     obligations and engage in
                                                                     dollar roll transactions and
                                                                     swap agreements. May invest in
                                                                     derivatives and companies of
                                                                     any size.

INVESTMENT ADVISER:      ING VP Index Plus     Outperform the total  Invests at least 80% of assets  Derivatives risk, manager
ING Investments, LLC     LargeCap Portfolio    return performance    in stocks included in the S&P   risk, price volatility risk,
                                               of the S&P 500        500 Index. May invest in        and securities lending risk.
PORTFOLIO MANAGER:                             Index.                derivatives.
ING Investment
Management Co.

INVESTMENT ADVISER:      ING VP Index Plus     Outperform the total  Invests at least 80% of assets  Derivatives risk, manager
ING Investments, LLC     MidCap Portfolio      return performance    in stocks included in the S&P   risk, mid-capitalization
                                               of the S&P MidCap     MidCap 400 Index. May invest    company risk, price volatility
PORTFOLIO MANAGER:                             400 Index.            in derivatives.                 risk, and securities lending
ING Investment                                                                                       risk.
Management Co.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING VP Index Plus     Outperform the total  Invests at least 80% of assets  Active or frequent trading
ING Investments, LLC     SmallCap Portfolio    return performance    in stocks included in the S&P   risk, derivatives risk,
                                               of the S&P SmallCap   SmallCap 600 Index. May invest  manager risk, price volatility
PORTFOLIO MANAGER:                             600 Index.            in derivatives.                 risk, securities lending risk,
ING Investment                                                                                       and small-capitalization
Management Co.                                                                                       company risk.

INVESTMENT ADVISER:      ING VP Intermediate   Maximize total        Invests at least 80% of assets  Active or frequent trading
ING Investments, LLC     Bond Portfolio        return consistent     in bonds, including, but not    risk, credit risk, derivatives
                                               with reasonable       limited to, Corporate,          risk, foreign investment risk,
PORTFOLIO MANAGER:                             risk.                 government and mortgage bonds   high-yield, lower grade debt
ING Investment                                                       which are rated investment      securities risk, interest rate
Management Co.                                                       grade. May invest a portion of  risk, mortgage-related
                                                                     assets in high-yield bonds.     securities risk, prepayment or
                                                                     May also invest in preferred    call risk, price volatility
                                                                     stocks, high quality money      risk, securities lending risk,
                                                                     market instruments, municipal   and U.S. government securities
                                                                     bonds, and debt securities of   risk.
                                                                     foreign issuers. May engage in
                                                                     dollar roll transactions and
                                                                     swap agreements. May use
                                                                     options and futures contracts
                                                                     involving securities,
                                                                     securities indices and
                                                                     interest rates. May invest in
                                                                     asset-backed and
                                                                     mortgage-backed debt
                                                                     securities.

INVESTMENT ADVISER:      ING VP International  Long-term capital     Invests at least 80% of assets  Active or frequent trading
ING Investments, LLC     Equity Portfolio      growth                in equity securities. At least  risk, convertible securities
                                                                     65% will be invested in         risk, derivatives risk,
PORTFOLIO MANAGER:                                                   securities of companies of any  foreign investment risk,
ING Investment                                                       size principally traded in      market trends risk, price
Management Co.                                                       three or more countries         volatility risk, and
                                                                     outside the U.S. These          securities lending risk.
                                                                     securities may include common
                                                                     stocks as well as securities
                                                                     convertible into common stock.
                                                                     May invest in derivatives.

INVESTMENT ADVISER:      ING VP International  Capital               Invests at least 65% of assets  Convertible securities risk,
ING Investments, LLC     Value Portfolio       appreciation.         in equity securities of         debt securities risk, emerging
                                                                     issuers located in countries    markets risk, foreign
PORTFOLIO MANAGER:                                                   outside of the U.S. Invests     investment risk, inability to
ING Investment                                                       primarily in companies with a   sell securities risk, market
Management Co.                                                       large market capitalization,    trends risk, price volatility
                                                                     but may also invest in small-   risk, and securities lending
                                                                     and mid-sized companies.        risk.
                                                                     Generally invests in common
                                                                     and preferred stocks, warrants
                                                                     and convertible securities.
                                                                     May invest in emerging markets
                                                                     countries. May invest in
                                                                     government debt securities of
                                                                     developed foreign countries.
                                                                     May invest up to 35% of assets
                                                                     in securities of U.S. issuers,
                                                                     including investment-grade
                                                                     government and corporate debt
                                                                     securities.

INVESTMENT ADVISER:      ING VP LargeCap       Long-term capital     Invests at least 80% of assets  Active or frequent trading
ING Investments, LLC     Growth Portfolio      appreciation.         in equity securities of large   risk, foreign investment risk,
                                                                     U.S. companies. Large           initial public offerings risk,
PORTFOLIO MANAGER:                                                   companies are defined as those  market trends risk, other
Wellington Management                                                companies with market           investment companies risk,
Company, LLP                                                         capitalizations that fall       price volatility risk, and
                                                                     within the range of companies   securities lending risk.
                                                                     in the S&P 500 Index. May
                                                                     invest the remaining assets in
                                                                     other investment companies,
                                                                     initial public offerings,
                                                                     securities of foreign issuers
                                                                     and non-dollar denominated
                                                                     securities.

INVESTMENT ADVISER:      ING VP MidCap         Long-term capital     Invests at least 80% of assets  Active or frequent trading
ING Investments, LLC     Opportunities         appreciation.         in common stocks of mid-sized   risk, inability to sell
                         Portfolio                                   U.S. companies. Mid-sized       securities risk, market trends
PORTFOLIO MANAGER:                                                   companies are those with        risk, mid-capitalization
ING Investment                                                       market capitalizations that     company risk, price volatility
Management Co.                                                       fall within the range of        risk, and securities lending
                                                                     companies in the Russell        risk.
                                                                     MidCap Growth Index. May
                                                                     invest excess cash in other
                                                                     investment companies,
                                                                     including exchange-traded
                                                                     funds, for temporary and/or
                                                                     defensive purpose.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


INVESTMENT ADVISER /
 PORTFOLIO MANAGER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING VP Money Market   High current return,  Invests in high-quality,        Banking concentration risk,
ING Investments, LLC     Portfolio             consistent with       fixed-income securities         credit risk, foreign
                                               preservation of       denominated in the U.S.         investment risk, interest rate
PORTFOLIO MANAGER:                             capital and           dollars with short remaining    risk, mortgage-related
ING Investment                                 liquidity.            maturities. These securities    securities risk, repurchase
Management Co.                                                       include U.S. government         agreement risk, securities
                                                                     securities, corporate debt      lending risk, and U.S.
                                                                     securities, repurchase          government securities risk.
                                                                     agreements, commercial paper,
                                                                     asset-backed securities,
                                                                     mortgage-related securities,
                                                                     and certain obligations of
                                                                     U.S. and foreign banks, each
                                                                     of which must be highly rated
                                                                     by independent rating
                                                                     agencies.

INVESTMENT ADVISER:      ING VP Real Estate    Total return.         Invests at least 80% of assets  Concentration risk,
ING Investments, LLC     Portfolio                                   in common and preferred stocks  diversification risk,
                                                                     of U.S. real estate investment  inability to sell securities,
PORTFOLIO MANAGER:                                                   trusts and real estate          initial public offerings risk,
ING Clarion Real Estate                                              companies. May invest in        market trends risk, price
Securities L.P.                                                      companies of any market         volatility risk, real estate
                                                                     capitalization; however, it     risk, and securities lending
                                                                     will generally not invest in    risk.
                                                                     companies with market
                                                                     capitalization of less than
                                                                     $100 million. May invest in
                                                                     initial public offerings. The
                                                                     Portfolio is non-diversified.

INVESTMENT ADVISER:      ING VP SmallCap       Long-term capital     Invests at least 80% of assets  Active or frequent trading
ING Investments, LLC     Opportunities         appreciation.         in commons tock of smaller,     risk, market trends risk,
                         Portfolio                                   lesser-known U.S. companies.    price volatility risk,
PORTFOLIO MANAGER:                                                   Smaller companies are those     securities lending risk, and
ING Investment                                                       with market capitalizations     small-capitalization companies
Management Co.                                                       that fall within the range of   risk.
                                                                     companies in the Russell 2000
                                                                     Growth index. May invest
                                                                     excess cash in other
                                                                     investment companies,
                                                                     including exchange-traded
                                                                     funds for temporary and/or
                                                                     defensive purposes.

INVESTMENT ADVISER:      ING VP Small Company  Growth of capital.    Invests at least 80% of assets  Derivatives risk, foreign
ING Investments, LLC     Portfolio                                   in common stocks of             investment risk, market trends
                                                                     small-capitalization            risk, price volatility risk,
PORTFOLIO MANAGER:                                                   companies.                      securities lending risk, and
ING Investment                                                       Small-capitalization companies  small-capitalization company
Management Co.                                                       are those with market           risk.
                                                                     capitalizations that fall
                                                                     within the range of the S&P
                                                                     SmallCap 600 Index or the
                                                                     Russell 2000 Index or if not
                                                                     included in either index have
                                                                     market capitalizations between
                                                                     $69 million and $4.9 billion.
                                                                     May invest in foreign
                                                                     securities. May invest in
                                                                     derivative instruments.

INVESTMENT ADVISER:      ING VP Value          Growth of capital.    Invests at least 65% of assets  Foreign investment risk, price
ING Investments, LLC     Opportunity                                 in common stocks. May invest    volatility risk, securities
                         Portfolio                                   in companies of any size,       lending risk, and value
PORTFOLIO MANAGER:                                                   although it tends to invest in  investing risk.
ING Investment                                                       the majority of its assets in
Management Co.                                                       companies with market
                                                                     capitalizations greater than
                                                                     $1 billion. Focuses on
                                                                     investing in securities of
                                                                     large companies which are
                                                                     included in the 500 largest
                                                                     U.S. companies as measured by
                                                                     total revenues, net assets,
                                                                     cash flow or earnings, or the
                                                                     1,000 largest companies as
                                                                     measured by equity market
                                                                     capitalization. Equity
                                                                     securities include common
                                                                     stocks and American Depositary
                                                                     Receipts. May invest the
                                                                     remaining 35% of assets in
                                                                     other types of securities
                                                                     including foreign securities
                                                                     and securities of smaller
                                                                     companies.

INVESTMENT ADVISER:      ING Wells Fargo       Long-term capital     Invests at least 80% of its     Foreign investment risk,
Directed Services, Inc.  Mid Cap Disciplined   growth.               net assets (plus borrowings     manager risk, market and
                         Portfolio                                   for investment purposes) in     company risk, market
PORTFOLIO MANAGER:                                                   securities of                   capitalization risk,
Wells Capital                                                        mid-capitalization companies    mid-capitalization company
Management                                                           found within the range of       risk, portfolio turnover risk,
                                                                     companies comprising the        sector risk, securities
                                                                     Russell Midcap(R) Value Index   lending risk, small
                                                                     at the time of purchase. May    capitalization company risk,
                                                                     invest in any sector and may    and value investing risk.
                                                                     emphasize one or more
                                                                     particular sectors. May invest
                                                                     up to 25% of its assets in
                                                                     foreign securities and loan up
                                                                     to 33 1/3% of its total
                                                                     assets.

            DESCRIPTION AND RISK OF INSURANCE COMPANY FIXED CONTRACTS

Insurance company fixed contracts are interest-paying contracts issued by insurance companies such as funding agreements, annuity contracts, and/or guaranteed investment contracts (collectively, "fixed contracts"). A fixed contract is backed and guaranteed by the general account of the issuing insurance company and generally guarantees the preservation of principal and crediting of interest income of fixed rates. Under some fixed contracts, the issuing insurer may, in its discretion, pay a rate of interest that is higher than the minimum amount guaranteed in the contract. The surrender value of fixed contracts that may be acquired by a Portfolio does not change with changes in prevailing interest rates. Accordingly, the value of a fixed contract is expected to be less volatile than a marketable bond.


The Solution Portfolios may invest in fixed contracts issued by the Adviser or other insurance companies affiliated with ING Groep, subject to approval of the Solution Portfolios' Board of Directors approving those investments. There can be no assurance that such approval will be granted. If approval is granted, it is expected that a Portfolio could acquire a fixed contract from ILIAC or an affiliate only if the guaranteed interest rate on the fixed contract is at least as favorable as the guaranteed rate on other fixed contracts with similar issue dates, similar services, similar withdrawal and transfer provisions, as other fixed contracts issued by the same insurer, and only if the fixed contract is not subject to any sales load, surrender charge, or market value adjustment.


Purchasers of fixed contracts bear the credit risk of the issuing insurer's ability to pay interest and to return principal. If prevailing interest rates go up, unless the insurer increases any discretionary interest it pays, the purchaser of a fixed contract could be locked in to a below-market rate for the term of the fixed contract. An insurance company fixed contract may require a Portfolio to maintain a portion of the Portfolio's assets as a liquidity facility in high quality liquid debt securities such as U.S. government securities and short-term paper, and for redemptions to be paid from this liquidity facility before value is withdrawn from the fixed contract. The interest paid on the instruments held as a liquidity facility may be less than the rate paid under the fixed contract. It is expected that a fixed contract from an ING Groep, N.V. insurer would require such a liquidity facility.

                            MORE INFORMATION ON RISKS

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending upon what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Solution Portfolios:

-  ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Solution Portfolios. Furthermore, the Adviser's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.


Assets will be allocated among asset classes and markets based on judgments made by ILIAC and the Consultant. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other asset classes. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.


-  PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Solution Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

-  TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

-  CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the Solution Portfolios among the Underlying Funds, ILIAC is subject to several conflicts of interest because it serves as the investment adviser to the Solution Portfolios, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ILIAC, while others do not. ILIAC also subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ILIAC may believe that a redemption from an Underlying Fund will be harmful to that fund or to ILIAC or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ILIAC may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Solution Portfolio. With respect to a fixed contract issued by ILIAC or an affiliated insurer, ILIAC serves as the investment adviser to the Solution Portfolios, and is therefore subject to competing interests that have the potential to influence its decision making in connection with the selection of a fixed contract or its terms.

ILIAC has informed the Board that it has developed an investment process using an investment committee to make sure that the Solution Portfolios are managed in the best interests of the shareholders of the Solution Portfolios. Nonetheless, investors bear the risk that the Adviser's allocation decisions may be affected by its conflicts of interest.


           RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held or the strategies used by the Underlying Funds, such as:


ASSET ALLOCATION RISK Certain of the Underlying Funds may allocate their investments between equity and fixed-income securities and among various segments of markets based on judgments made by the Adviser and Consultant. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BANKING CONCENTRATION RISK The risks of concentrating in investments in the banking industry include credit risk, interest rate risk, and regulatory risk (the impact of state or federal legislation and regulations).

BORROWING AND LEVERAGE RISK An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONCENTRATION RISK When an Underlying Fund invests primarily in securities of companies in a particular market industry, the Underlying Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry.


CONVERTIBLE SECURITIES RISK The value of convertible securities may fall when interest rates increase and rise as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK An Underlying Fund could lose money if a bond issuer is unable to make principal and interest payments when due. An Underlying Fund's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. An Underlying Fund's investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involve credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.

CREDIT DERIVATIVES RISK Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.


CURRENCY RISK Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

DEBT SECURITIES RISK The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK An Underlying Fund may invest a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when an Underlying Fund is investing for temporary defensive purposes, which could reduce the underlying returns.


DEPOSITARY RECEIPT RISK Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

DERIVATIVES RISK Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce

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returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK Each Portfolio may invest in Underlying Funds that are considered "non-diversified." A non-diversified fund may invest in securities of a fewer number of issuers than diversified funds, which increases the risk that its value could go down because of poor performance of a single investment or a small number of investments.

EMERGING GROWTH RISK An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.


EMERGING MARKETS RISK Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investments in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK Certain Underlying Funds may invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

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GROWTH STOCK RISK Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK Because certain Underlying Funds can invest in securities rated below investment grade, their credit risks are greater than that of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Underlying Fund to sell them quickly at an acceptable price. These risks can reduce an Underlying Fund's share prices and the income it earns.


INABILITY TO SELL SECURITIES RISK Securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

INCOME RISK An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX TRACKING RISK Certain Underlying Funds expect a close correlation between the performance of the portion of its assets allocated to stocks and that of an index in both rising and falling markets. The performance of the Underlying Fund's stock investments, however, generally will not be identical to that of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

INDUSTRY FOCUS RISK To the extent that an Underlying Fund is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

INITIAL PUBLIC OFFERING RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Underlying Fund's asset base is relatively small. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant.


INTEREST RATE RISK The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT STYLE RISK Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well investor sentiment. An Underlying Fund may outperform or underperform other funds that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

INVESTMENT BY FUNDS OF FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including funds of funds. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by funds of funds and will attempt to minimize any adverse effects on the Underlying Funds and funds of funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK The proprietary models used by an Underlying Fund's Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

IPO RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

LARGE POSITIONS RISK An Underlying Fund may establish significant positions in companies which the Underlying Fund's Portfolio Manager has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on the Underlying Fund's net asset value. The Underlying Fund's returns may be more volatile than those of a less concentrated fund.

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LEVERAGING RISK Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.


LIQUIDITY RISK Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's investment objective. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. The Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-capitalization companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

MARKET TRENDS RISK Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have broader investment style.

MATURITY RISK The value of a debt security may change from the time it is issued to when it matures. The longer the period to maturity, the greater the potential for price fluctuation.


MID-CAPITALIZATION COMPANY RISK Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

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OTHER INVESTMENT COMPANIES RISK The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the Investment Company Act of 1940 ("1940 Act"), an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of an Underlying Fund because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that an Underlying Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If an Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause an Underlying Fund to lose a portion of its principal investment represented by the premium the Underlying Fund paid.


PRICE VOLATILITY RISK The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE RISK Investments in issuers that are principally engaged in real estate, including REITs, may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risk). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increase the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. REITs may also be affected by tax and regulatory requirements.

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REPURCHASE AGREEMENT RISK Repurchase agreements involve the repurchase by the
Underlying Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Underlying Fund might incur a loss. If the seller declares bankruptcy, the Underlying Fund might not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES RISK Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid and restricted securities investments involve the risk that the securities will not be able to be sold at the time desired.

SECTOR ALLOCATION RISK An Underlying Fund's Portfolio Manager's expectations about the relative performance of the three principal sectors in which certain Underlying Fund's invest may be inaccurate and the Underlying Fund's returns might be less than other funds using similar strategies.


SECTOR RISK A sector is a group of selected industries, such as technology. When an Underlying Fund invests significant assets in the securities of issuers in one or more market sectors, volatility in a sector will have a greater impact on the Underlying Fund than it would on a fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund.

SHORT SALES RISK Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund.


SMALL-CAPITALIZATION COMPANY RISK Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

SOVEREIGN DEBT RISK Certain Underlying Funds invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. An Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated effect.


UNDERVALUED SECURITIES RISK Prices of securities react to the economic condition of the company that issued the security. An Underlying Fund's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. An Underlying Fund's Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.


U.S. GOVERNMENT SECURITIES RISK Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and

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bonds, as well as indirect obligations such as the Government National Mortgage
Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK Certain Underlying Funds invest in "value" stocks. An Underlying Fund's Portfolio Manager may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the Portfolio Manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Underlying Fund's relative performance may suffer.

ZERO-COUPON RISK Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

                          MANAGEMENT OF THE PORTFOLIOS


ADVISER. ING Life Insurance and Annuity Company ("ILIAC"), a Connecticut Insurance Corporation, serves as the adviser to each of the Portfolios. ILIAC has overall responsibility for the management of the Portfolios. ILIAC provides or oversees all investment advisory and portfolio management services to each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ILIAC is registered with the SEC as an investment adviser. ILIAC is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, ILIAC managed over $11 billion in registered investment company assets. The Principal address of ILIAC is 151 Farmington Avenue, Hartford, Connecticut 06156.

ILIAC, subject to the supervision of the Board of Directors of the Company (each a "Director" and collectively, "Directors"), acts as a "manager-of-managers" for the Company, and oversees the Company's day-to-day operations. ILIAC may also recommend the appointment of additional or replacement sub-advisers to the Company's Directors. The Company and ILIAC have received exemptive relief from the SEC that permits ILIAC and the Company to add or terminate sub-advisers without shareholder approval. For the fiscal year ended December 31, 2005, ILIAC received $_________ in advisory fees. The Solution Portfolios pay an advisory fee equal to 0.10% of each Portfolio's daily net assets.

ILIAC is responsible for all of its own costs, including the costs of ILIAC's personnel required to carry out its investment advisory duties.

ILIAC, and not the Solution Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio's average daily net assets:


  0.03% of the first $500 million
  0.025% of the next $500 million
  0.02% of the next $1 billion
  0.01% of amounts over $2 billion.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Solution Portfolios' annual shareholder report dated December 31, 2005.

ILIAC or ING Financial Advisers, LLC ("Financial Advisers"), out of its own resources may pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("Variable Contracts") for which the Solution Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. ILIAC and Financial Advisers may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Solution Portfolios. These payments may also provide incentive, or other payments may be made as an incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company. These additional payments are not disclosed in the Portfolio Fees and Expenses table in this Prospectus, and do not increase, directly or indirectly, the fees and expenses payable by a Portfolio. ILIAC and Financial Advisers do not receive any separate fees from the Solution Portfolios for making these payments.

More particularly, ILIAC may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or to Qualified Plan participants, if the Portfolio sells to Qualified Plans. ILIAC has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; Southland Life Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 0.35%, computed based on assets attributable to contract holders and plan participants with interests in the Portfolios through these insurers, for administrative services provided to the Solution Portfolios. During the year ended December 31, 2005, ILIAC paid $___ pursuant to such arrangements with these insurance companies.


The insurance companies through which investors hold shares of the Solution Portfolios also may pay fees in connection with the distribution of Variable Contracts and for services provided to contract owners and/or Qualified Plan participants. Investors should consult the prospectus and statement of additional information ("SAI") for their Variable Contracts for a discussion of these payments.

-  INVESTMENT COMMITTEE


An Investment Committee of ILIAC reviews the allocation of Portfolio assets. The Investment Committee considers the quarterly and annual recommendations of the Consultant, reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolios. The Investment Committee is responsible for the day-to-day management of the Solution Portfolios. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Investment Committee are: William A. Evans, Shaun P. Mathews, Jeffery Stout, Laurie M. Tillinghast and Stan Vyner.


The SAI provides additional information about each Investment Committee member's compensation, other funds overseen by each Investment Committee member and each Investment Committee member's ownership of securities in the Portfolios.

-  INFORMATION ABOUT THE CONSULTANT


The Consultant is an indirect wholly-owned subsidiary of ING Groep N.V. and an affiliate of IUAC. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk within a Portfolio; a systematic process which utilizes quantitative disciplines in support of the investment judgment of seasoned professionals; and a compelling value proposition with no hidden costs.


-  PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by ING Financial Advisers, LLC a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                             SHAREHOLDER INFORMATION

-  CLASSES OF SHARES


The Company offers four classes of shares of each Portfolio, which are identical except for different expense variables, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only I Class shares are offered through this prospectus.


- HOW ING COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Solution Portfolios' investment adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. The Solution Portfolios' investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Solution Portfolios is ING Financial Advisers, LLC. ING Financial Advisers, LLC has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Solution Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Solution Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Solution Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Solution Portfolios, the investment adviser, or the distributor is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

-  COMBINATION WITH ING SOLUTION INCOME PORTFOLIO


When ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, and ING Solution 2045 Portfolio reaches their respective Target Date, they may be combined with ING Solution Income Portfolio, without a vote of shareholders, if the Company's Board determines that combining such Portfolio with ING Solution Income Portfolio would be in the best interests of the Portfolios and their shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio's Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.


-  NET ASSET VALUE

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Solutions Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


The NAVs of the Solution Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Solution Portfolios will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely could have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;
-  Securities of an issuer that has entered into a restructuring;
-  Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there are not current market value quotation; and

-  Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Portfolio Manager makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Underlying Funds determine their NAV per share. Please refer to the prospectuses for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan buys shares of the Solution Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When the Solution Portfolios buys shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

-  PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by Market Close. The Solution Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Solution Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

-  PURCHASE AND REDEMPTION OF SHARES


Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Solution Portfolios also may be made available to custodial accounts, certain investment advisers and their affiliates, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Solution Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Company's behalf.


The Solution Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies or other permitted investors, for which the Solution Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Solution Portfolios' Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Solution Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan, an investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.


The Solution Portfolios may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of ILIAC, is at risk of losing) its Qualified Plan status.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. ILIAC will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Solution Portfolios as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


-  FREQUENT TRADING - MARKET TIMING

The Solution Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Solution Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Solution Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Solution Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediary will be able to curtail frequent, short-term trading activity.

The Solution Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of the Solution Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Solution Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Solution Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Solution Portfolios' performance.

Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund does not accurately value securities, short-term trading may dilute the value of portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Solution Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing traders in the Solution Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of a Portfolio's shareholders.

-  PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Solution Portfolios' policies and procedures with respect to the disclosure of the Solutions Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Solution Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Solution Portfolios' website is located at www.ingfunds.com.

-  DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

-  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their Variable Contracts for information regarding the tax consequences of purchasing a contract.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Solutions Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

-  REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.


-  CUSTODIAN


The Bank of New York Company, Inc. One Wall Street, New York, NY 10286, serves as Custodian of the Company's securities and cash. The Custodian also is responsible for safekeeping the Company's assets and for portfolio accounting services for the Solution Portfolios.


-  LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

-  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as an independent registered public accounting firm for the Solution Portfolios. KPMG LLP is located at 99 High Street, Boston, MA 02110.

ING PARTNERS, INC.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from each Portfolio's Financial Statements that were audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual shareholder report. The annual shareholder report is available upon request without charge by calling 1-800-262-3862.

Selected data for a share outstanding for each period:



                                                                                        I CLASS
                                                                                   -----------------
                                                                                     PERIOD FROM
                                                                                    APRIL 29, 2005
                                                                                    (COMMENCEMENT
                                                                                   OF OPERATIONS) TO
ING SOLUTION INCOME PORTFOLIO                                                      DECEMBER 31, 2005
-----------------------------                                                      -----------------
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts
  Total income from investment operations
Net asset value, end of period
Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)



  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.



                                                                                        I CLASS
                                                                                   -----------------
                                                                                     PERIOD FROM
                                                                                    APRIL 29, 2005
                                                                                    (COMMENCEMENT
                                                                                   OF OPERATIONS) TO
ING SOLUTION 2015 PORTFOLIO                                                        DECEMBER 31, 2005
---------------------------                                                        -----------------
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts
  Total income from investment operations
Net asset value, end of period
Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)



  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period:


                                                                                        I CLASS
                                                                                   -----------------
                                                                                     PERIOD FROM
                                                                                    APRIL 29, 2005
                                                                                    (COMMENCEMENT
                                                                                   OF OPERATIONS) TO
ING SOLUTION 2025 PORTFOLIO                                                        DECEMBER 31, 2005
---------------------------                                                        -----------------
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts
  Total income from investment operations
Net asset value, end of period
Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)



  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.



                                                                                        I CLASS
                                                                                   -----------------
                                                                                     PERIOD FROM
                                                                                    APRIL 29, 2005
                                                                                    (COMMENCEMENT
                                                                                   OF OPERATIONS) TO
ING SOLUTION 2035 PORTFOLIO                                                        DECEMBER 31, 2005
---------------------------                                                        -----------------
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts
  Total income from investment operations
Net asset value, end of period
Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)



  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period:


                                                                                        I CLASS
                                                                                   -----------------
                                                                                     PERIOD FROM
                                                                                    APRIL 29, 2005
                                                                                    (COMMENCEMENT
                                                                                   OF OPERATIONS) TO
ING SOLUTION 2045 PORTFOLIO                                                        DECEMBER 31, 2005
---------------------------                                                        -----------------
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts
  Total income from investment operations
Net asset value, end of period
Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)



  (1)  NOT ANNUALIZED.
  (2)  ANNUALIZED.

                  This Page Has Been Left Blank Intentionally.

                  This Page Has Been Left Blank Intentionally.

                               ING PARTNERS, INC.

                         7337 EAST DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 1, 2006, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.
- ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS: Additional information about the Company's investments will be available in the Company's annual shareholder report on or about March 1, 2006. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, write to ING Partners, Inc., at the address listed above or visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street, N.W., Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.


                                        Investment Company Act File No. 811-8319

MAY 1, 2006

                                                           PROSPECTUS -- CLASS T
--------------------------------------------------------------------------------


-  ING SOLUTION INCOME PORTFOLIO


-  ING SOLUTION 2015 PORTFOLIO

-  ING SOLUTION 2025 PORTFOLIO

-  ING SOLUTION 2035 PORTFOLIO

-  ING SOLUTION 2045 PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CLASS T SHARES OF THE SOLUTION PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE SOLUTION PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Solution Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

TABLE OF CONTENTS


                                                                              PAGE
INTRODUCTION                                                                   1

   Description of the Solution Portfolios                                      3

PORTFOLIO SUMMARIES

   ING Solution Income Portfolio                                               4

   ING Solution 2015 Portfolio                                                 5

   ING Solution 2025 Portfolio                                                 6

   ING Solution 2035 Portfolio                                                 7

   ING Solution 2045 Portfolio                                                 8

PORTFOLIO FEES AND EXPENSES                                                    9

   More Information on Investment Strategies                                  12

   Description of the Investment Objectives, Main Investments and Risks       13
   of the Underlying Funds

   More Information on Risks                                                  23

   Management of the Portfolios                                               30

   Portfolio Distribution                                                     31

   Shareholder Information                                                    32

FINANCIAL HIGHLIGHTS                                                          37

-  ING PARTNERS, INC.

ING Partners, Inc. ("Company") is a mutual fund authorized to issue multiple series of shares. This Prospectus is designed to help you make informed decisions about investments in the Class T shares of ING Solution Portfolios listed below (each a "Portfolio" and collectively, the "Solution Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING Funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds. ING Life Insurance and Annuity Company ("ILIAC") serves as the investment adviser of each Portfolio. Not all Portfolios are offered in this Prospectus.


Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

                                  INTRODUCTION

-  AN INTRODUCTION TO THE SOLUTION PORTFOLIOS

The Solution Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The Solution Portfolios invest primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies" on page 12 and "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Solution Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the Solution Portfolios may be offered to variable annuity and variable life insurance separate accounts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

This Prospectus explains the investment objective, strategies and risks of each of the Solution Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


-  CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Initial Class ("I Class") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Shareholder Information -- Classes of Shares."


-  AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ILIAC is the investment adviser of each Portfolio. ILIAC is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING) one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investment Management Co. ("Consultant") is a consultant to ILIAC. Both ILIAC and the Consultant are wholly-owned indirect subsidiaries of ING Groep. ILIAC and the Consultant, working together, have designed Target Date (as defined below) asset allocation funds called Solution Portfolios that will be constructed and managed in accordance with the following processes:

ILIAC uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described as follows:


1. In the first stage, the mix of asset classes (I.E., stocks and fixed-income securities of various types) that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio is estimated for the specified time horizon before retirement or specified financial goals date. These estimates are made with reference to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mix of asset classes arrived at for the Solution Portfolios is called the "Target Allocation." The Consultant will review the Target Allocation annually and make recommendations to the Adviser regarding changes as needed.


2. The Consultant will also provide tactical allocation recommendations to ILIAC, to overweight certain sub-asset classes and style tilts within the Target Allocations, while underweighting other sub-asset classes. These recommendations are intended to be in response to changing market conditions, and to enable ILIAC to shift into those sub-asset classes that are expected to outperform under certain market conditions. ILIAC has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant's recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of ILIAC quarterly or as warranted by market conditions.

3. The Target Allocations may be changed at any time by ILIAC. For ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio, over time, the allocations within the Target Allocations will change at specific intervals to some predefined new Target Allocation mix that is more conservative (I.E., has reduced allocations to equity securities). Each Portfolio is designed primarily for long-term investors in tax-advantaged accounts. With the exception of ING Solution Income Portfolio, each Portfolio is structured and managed around a specific target retirement or financial goal date ("Target Date") as follows: 2045, 2035, 2025 and 2015. For example, investors looking to retire in or near the year 2045 would likely choose ING Solution 2045 Portfolio and the mix of this Portfolio would migrate toward that of ING Solution 2035 Portfolio in 10 years time, ING Solution 2025 Portfolio in 20 years time, ING Solution 2015 Portfolio in 30 years time and finally combine with ING Solution Income Portfolio after 40 years or about 2045. The ING Solution Income Portfolio is for those who are retired, nearing retirement or in need of drawing down income from their Portfolio soon. In summary, for ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio, the mix of investments in the Target Allocations will change over time and are expected to produce reduced investment risk and preserve capital as the Portfolio approaches its Target Date.

The Investment Committee of ILIAC will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) or target allocations for each Portfolio, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time. The predefined mixes will be reviewed annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

A Portfolio's stated investment objective is non-fundamental and may be changed by the Company's Board of Directors ("Board") without the approval of shareholders.

                     DESCRIPTION OF THE SOLUTION PORTFOLIOS

-  SOLUTION PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, target asset mix, target sub-asset class mix, and main risks of each Portfolio, and it is intended to help you make comparisons among the Solution Portfolios. As with all mutual funds, there can be no assurance that the Solution Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.


                               ING SOLUTION         ING SOLUTION          ING SOLUTION        ING SOLUTION         ING SOLUTION
                             INCOME PORTFOLIO      2015 PORTFOLIO        2025 PORTFOLIO      2035 PORTFOLIO       2045 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER         ING Life Insurance   ING Life Insurance   ING Life Insurance   ING Life Insurance   ING Life Insurance
                           and Annuity Company  and Annuity Company  and Annuity Company  and Annuity Company  and Annuity Company

INVESTMENT PROFILE         You are within 5     You plan to retire   You plan to retire   You plan to retire   You plan to retire
                           years of your        or reach your        or reach your        or reach your        or reach your
                           retirement years or  financial goal       financial goal       financial goal       financial goal
                           your financial goal  target date between  target date between  target date between  target date between
                           target date.         2011 and 2020.       2021 and 2030.       2031 and 2040.       2041 and 2050.

 SHORTER INVESTMENT HORIZON    < --------------------------------------------------------------- >    LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE       A combination of     Until the day prior  Until the day prior  Until the day prior  Until the day prior
                           total return and     to its Target Date,  to its Target Date,  to its Target Date,  to its Target Date,
                           stability of         the Portfolio will   the Portfolio will   the Portfolio will   the Portfolio will
                           principal consistent seek to provide      seek to provide      seek to provide      seek to provide
                           with an asset        total return         total return         total return         total return
                           allocation targeted  consistent with an   consistent with an   consistent with an   consistent with an
                           to retirement.       asset allocation     asset allocation     asset allocation     asset allocation
                                                targeted at          targeted at          targeted at          targeted at
                                                retirement in        retirement in        retirement in        retirement in
                                                approximately 2015.  approximately 2025.  approximately 2035.  approximately 2045.
                                                On the Target Date,  On the Target Date,  On the Target Date,  On the Target Date,
                                                the investment       the investment       the investment       the investment
                                                objective will be to objective will be to objective will be to objective will be to
                                                seek to provide a    seek to provide a    seek to provide a    seek to provide a
                                                combination of total combination of total combination of total combination of total return and stability return and stability return and stability return and stability
                                                of principal         of principal         of principal         of principal
                                                consistent with an   consistent with an   consistent with an   consistent with an
                                                asset allocation     asset allocation     asset allocation     asset allocation
                                                targeted to          targeted to          targeted to          targeted to
                                                retirement.          retirement.          retirement.          retirement.

TARGET ASSET MIX           A combination of     A combination of     A combination of     A combination of     A combination of
(AS OF MAY 1, 2006)        Underlying Funds     Underlying Funds     Underlying Funds     Underlying Funds     Underlying Funds
                           according to a fixed according to a fixed according to a fixed according to a fixed according to a fixed
                           formula that over    formula that over    formula that over    formula that over    formula that over
                           time should reflect  time should reflect  time should reflect  time should reflect  time should reflect
                           an allocation of     an allocation of     an allocation of     an allocation of     an allocation of
                           approximately 20% in approximately 45% in approximately 65% in approximately 80% in approximately 90% in
                           equity securities    equity securities    equity securities    equity securities    equity securities
                           and 80% in           and 55% in           and 35% in           and 20% in           and 10% in
                           fixed-income         fixed-income         fixed-income         fixed-income         fixed-income
                           securities and cash  securities and cash  securities and cash  securities and cash  securities and cash
                           equivalents          equivalents          equivalents          equivalents          equivalents

                               ING SOLUTION         ING SOLUTION         ING SOLUTION         ING SOLUTION         ING SOLUTION
                             INCOME PORTFOLIO      2015 PORTFOLIO       2025 PORTFOLIO       2035 PORTFOLIO       2045 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

TARGET SUB-ASSET CLASS MIX U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap
(AS OF MAY 1, 2006)(1)      Blend.         %     Blend.         %     Blend.         %     Blend.         %     Blend.         %
                           U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap
                            Growth.        %     Growth.        %     Growth.        %     Growth.        %     Growth.        %
                           U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap       U.S. Large Cap
                            Value.         %     Value.         %     Value.         %     Value.         %     Value.         %
                           U.S. Mid Cap    %    U.S. Mid Cap    %    U.S. Mid Cap    %    U.S. Mid Cap    %    U.S. Mid Cap    %
                           U.S. Small Cap  %    U.S. Small Cap  %    U.S. Small Cap  %    U.S. Small Cap  %    U.S. Small Cap  %
                           Non-U.S./            Non-U.S./            Non-U.S./            Non-U.S./            Non-U.S./
                            International  %     International  %     International  %     International  %     International  %
                           Real Estate     %    Real Estate     %    Real Estate     %    Real Estate     %    Real Estate     %
                           Intermediate-        Intermediate-        Intermediate-        Intermediate-        Intermediate-
                            Term Bond      %     Term Bond      %     Term Bond      %     Term Bond      %     Term Bond      %
                           High Yield Bond %    High Yield Bond %    High Yield Bond %    High Yield Bond %    High Yield Bond %
                           Short-Term Bond %    Short-Term Bond %    Short-Term Bond %    Short-Term Bond %    Short-Term Bond %
                           Insurance            Insurance            Insurance            Insurance            Insurance
                            Company Fixed        Company Fixed        Company Fixed        Company Fixed        Company Fixed
                            Contracts      %(2)  Contracts      %(2)  Contracts      %(2)  Contracts      %     Contracts      %

         LOWER RISK  < ----------------------------------------------------------------------------------- >  HIGHER RISK

MAIN RISKS                 Asset allocation     Asset allocation     Asset allocation     Asset allocation     Asset allocation
THE SOLUTION PORTFOLIOS    risk, credit risk,   risk, credit risk,   risk, credit risk,   risk, credit risk,   risk, credit risk,
ARE EXPOSED TO THE SAME    foreign markets      foreign markets      foreign markets      foreign markets      foreign markets
RISKS AS THE UNDERLYING    risk, high-yield,    risk, high-yield,    risk, high-yield,    risk, interest rate  risk, interest rate
FUNDS IN DIRECT PROPORTION lower grade debt     lower grade debt     lower grade debt     risk, market and     risk, market and
TO THE ALLOCATION OF       securities risk,     securities risk,     securities risk,     company risk, other  company risk, other
ASSETS AMONG UNDERLYING    interest rate risk,  interest rate risk,  interest rate risk,  investment companies investment companies
FUNDS. AN INVESTOR MAY     market and company   market and company   market and company   risk, prepayment or  risk, prepayment or
LOSE MONEY IN EACH         risk, other          risk, other          risk, other          call risk, real      call risk, real
PORTFOLIO.                 investment companies investment companies investment companies estate risk and      estate risk and
                           risk and prepayment  risk, prepayment or  risk, prepayment or  small-               small-
                           or call risk         call risk and real   call risk, real      capitalization       capitalization
                                                estate risk          estate risk and      company risk         company risk
                                                                     small-capitalization
                                                                     company risk



(1) Although the Solution Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. Please see the more detailed description that follows for each Portfolio for information on the approximate target allocations in the absence of board approval.

                          ING SOLUTION INCOME PORTFOLIO

-  INVESTMENT OBJECTIVE

Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend               %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %*
           Insurance Company Fixed Contracts                     %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 25%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2015 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %*
           Insurance Company Fixed Contracts                     %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 15%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2025 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025. The Portfolio also invests a portion of its assets in insurance company fixed contracts.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %*
           Insurance Company Fixed Contracts                     %*



* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 10%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of an insurance company fixed contract (see Description and Risk of Insurance Company Fixed Contracts).


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2035 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %
           Insurance Company Fixed Contracts                     %


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."


-  PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           ING SOLUTION 2045 PORTFOLIO

-  INVESTMENT OBJECTIVE

Until the day prior to its Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

-  PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire in 2045.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


           U.S. Large-Capitalization Stocks--Blend/Core          %
           U.S. Large-Capitalization Stocks--Growth              %
           U.S. Large-Capitalization Stocks--Value               %
           U.S. Mid-Capitalization Stocks                        %
           U.S. Small-Capitalization Stocks                      %
           Non-U.S./International Stocks                         %
           Real Estate Stocks                                    %
           Intermediate-Term Bonds                               %
           High Yield Bonds                                      %
           Short-Term Bonds                                      %
           Insurance Company Fixed Contracts                     %


The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."

-  PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              ASSET ALLOCATION RISK
                                   CREDIT RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PREPAYMENT OR CALL RISK
                                REAL ESTATE RISK
                        SMALL-CAPITALIZATION COMPANY RISK

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 24 of this Prospectus.

-  PORTFOLIO PERFORMANCE


The value of your shares will fluctuate depending on the Portfolio's investment performance. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the fees and expenses you pay if you buy and hold Class T shares of a Portfolio. "Direct Annual Portfolio Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Company and the Solution Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Solution Portfolios are not fixed or specified under the terms of your Variable Contract. The tables do not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not Applicable.


                                 CLASS T SHARES
                   DIRECT ANNUAL PORTFOLIO OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                               OTHER EXPENSES(1)                                       TOTAL NET
                                                          --------------------------      TOTAL         WAIVERS,        ANNUAL
                            MANAGEMENT    DISTRIBUTION       ADMIN.      SHAREHOLDER    OPERATING    REIMBURSEMENTS    OPERATING
PORTFOLIO                      FEES     (12b-1) FEES(2)   SERVICES FEE  SERVICES FEE    EXPENSES   AND RECOUPMENTS(3)   EXPENSES
---------                   ----------  ---------------   ------------  ------------    ---------  ------------------  ----------
ING Solution Income            0.10%          0.50%          0.02%          0.25%           %               %              %
ING Solution 2015              0.10%          0.50%          0.02%          0.25%           %               %              %
ING Solution 2025              0.10%          0.50%          0.02%          0.25%           %               %              %
ING Solution 2035              0.10%          0.50%          0.02%          0.25%           %               %              %
ING Solution 2045              0.10%          0.50%          0.02%          0.25%           %               %              %


----------

(1) This table shows the estimated operating expenses for I Class shares of each Portfolio as a ratio of expenses to average daily net assets for the current fiscal year. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(2) ING Financial Advisers, LLC, the Portfolios' distributor, has contractually agreed to waive 0.05% of the distribution fee for Class T shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.45%. Absent this waiver, the distribution fee is 0.50% of average daily net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
(3) ILIAC, the adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solution Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ILIAC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least [May 1, 2007.] The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.


                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses in an amount equal to the expenses of the Class I shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund (with the exception of ING Marsico International Opportunities Portfolio) as of December 31, 2005. Expenses are estimated for ING Marsico International Opportunities Portfolio as the Portfolio had not yet commenced operations as of the date of this Prospectus.



                                                    TOTAL ANNUAL
                                                      OPERATING   FEE WAIVER BY  NET OPERATING
UNDERLYING FUNDS                                      EXPENSES       ADVISER       EXPENSES
----------------                                    ------------  -------------  -------------
ING AllianceBernstein Mid Cap Growth Portfolio            %                           %
ING American Century Large Company Value Portfolio        %                           %
ING American Century Select Portfolio                     %                           %
ING American Century Small-Mid Cap Value Portfolio        %            %              %

                                                    TOTAL ANNUAL   FEE WAIVER/
                                                      OPERATING    RECOUPMENT    NET OPERATING
UNDERLYING FUNDS                                      EXPENSES     BY ADVISER      EXPENSES
----------------                                    ------------  -------------  -------------
ING Baron Small Cap Growth Portfolio                      %            %              %
ING Capital Guardian Small/Mid Cap Portfolio              %                           %
ING Capital Guardian U.S. Equities Portfolio              %                           %
ING Davis Venture Value Portfolio                         %                           %
ING Evergreen Omega Portfolio                             %                           %
ING FMR(SM) Diversified Mid Cap Portfolio                 %                           %
ING Fundamental Research Portfolio                        %                           %
ING Goldman Sachs(R) Capital Growth Portfolio             %                           %
ING Goldman Sachs(R) Structured Equity Portfolio          %                           %
ING Janus Contrarian Portfolio                            %                           %
ING JPMorgan International Portfolio                      %                           %
ING JPMorgan Mid Cap Value Portfolio                      %                           %
ING JPMorgan Small Cap Equity Portfolio                   %            %              %
ING Julius Baer Foreign Portfolio                         %                           %
ING Legg Mason Value Portfolio                            %                           %
ING Limited Maturity Bond Portfolio                       %                           %
ING Lord Abbett Affiliated Portfolio                      %                           %
ING Marisco Growth Portfolio                              %                           %
ING Marisco International Opportunities Portfolio         %            %              %
ING Mercury Large Cap Growth Portfolio                    %            %              %
ING Mercury Large Cap Value Portfolio                     %            %              %
ING MFS Capital Opportunities Portfolio                   %                           %
ING MFS Mid Cap Growth Portfolio                          %                           %
ING Oppenheimer Main Street Portfolio(R)                  %                           %
ING Oppenheimer Strategic Income Portfolio                %                           %
ING PIMCO High Yield Portfolio                            %                           %
ING PIMCO Total Return Portfolio                          %                           %
ING Pioneer Fund Portfolio                                %                           %
ING Pioneer Mid Cap Value Portfolio                       %                           %
ING Salomon Brothers Aggressive Growth Portfolio          %                           %
ING Salomon Brothers Large Cap Growth Portfolio           %                           %
ING T. Rowe Diversified Mid Cap Growth Portfolio          %                           %
ING T. Rowe Price Equity Income Portfolio                 %                           %
ING T. Rowe Price Growth Equity Portfolio                 %                           %
ING UBS U.S. Large Cap Equity Portfolio                   %                           %
ING Van Kampen Comstock Portfolio                         %            %              %
ING Van Kampen Equity Growth Portfolio                    %            %              %
ING Van Kampen Real Estate Portfolio                      %                           %
ING VP Growth and Income Portfolio                        %                           %
ING VP Growth Portfolio                                   %                           %
ING VP High Yield Bond Portfolio                          %            %              %
ING VP Index Plus LargeCap Portfolio                      %                           %
ING VP Index Plus MidCap Portfolio                        %                           %
ING VP Index Plus SmallCap Portfolio                      %                           %

                                                    TOTAL ANNUAL   FEE WAIVER/
                                                      OPERATING    RECOUPMENT    NET OPERATING
UNDERLYING FUNDS                                      EXPENSES     BY ADVISER      EXPENSES
----------------                                    ------------  -------------  -------------
ING VP Intermediate Bond Portfolio                        %                           %
ING VP International Equity Portfolio                     %            %              %
ING VP International Value Portfolio                      %            %              %
ING VP LargeCap Growth Portfolio                          %            %              %
ING VP MidCap Opportunities Portfolio                     %            %              %
ING VP Money Market Portfolio                             %                           %
ING VP Real Estate Portfolio                              %            %              %
ING VP Small Company Portfolio                            %                           %
ING VP SmallCap Opportunities Portfolio                   %            %              %
ING VP Value Opportunity Portfolio                        %                           %
ING Wells Fargo Mid Cap Disciplined Portfolio             %                           %


                                 CLASS T SHARES
                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                           WITH THE INSURANCE COMPANY FIXED CONTRACTS(1)
                         -------------------------------------------------
                               TOTAL           WAIVERS AND   NET OPERATING
PORTFOLIO                OPERATING EXPENSES  REIMBURSEMENTS     EXPENSE
---------                ------------------  --------------  -------------
ING Solution Income              %                 %              %
ING Solution 2015                %                 %              %
ING Solution 2025                %                 %              %
ING Solution 2035                %                 %              %
ING Solution 2045                %                 %              %


----------

(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

These expense ratios are estimates based on the target allocations among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE(1)


The Example is intended to help you compare the cost of investing in Class T shares of the Portfolios, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class T shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class T operating expenses remain the same. The Example does not reflect expenses of a Variable Contract that may use the Solution Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.


                         WITH THE INSURANCE
                      COMPANY FIXED CONTRACTS(2)
                      --------------------------
PORTFOLIO             1 YEAR             3 YEARS
ING Solution Income      $                  $
ING Solution 2015
ING Solution 2025
ING Solution 2035
ING Solution 2045



(1) The Example reflects any expense limitations of the Underlying Funds for the one-year period and the first year of the three-year period.
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

                    MORE INFORMATION ON INVESTMENT STRATEGIES

-  MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds and insurance company fixed contracts. ILIAC determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ILIAC uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.


The factors considered may include the following:

(i)   the investment objective of each Portfolio and each of the Underlying
      Funds;

(ii)  economic and market forecasts;

(iii) proprietary and third-party reports and analyses;

(iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)   the correlation and covariance among Underlying Funds.


As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ILIAC will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Solution Portfolios and the Underlying Funds.

ILIAC intends to rebalance the Portfolios on a quarterly basis to attain the Target Allocation investment allocations. In addition, variances from the targets will be monitored, but rebalancing will generally not take place more frequently than quarterly. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ILIAC may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, ILIAC will attempt to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's investment targets. If ILIAC believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


-  INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Solution Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Solution Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks" on page 24 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                          RISKS OF THE UNDERLYING FUNDS


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING AllianceBernstein Mid  Long-term total return.    Invests at least 80% of       Convertible
Directed Services, Inc.   Cap Growth Portfolio                                  assets in mid-capitalization  securities risk,
                                                                                companies (defined as         derivatives risk,
PORTFOLIO MANAGER:                                                              companies that have a market  foreign investment
Alliance Capital                                                                capitalization within the     risk, growth stock
Management L.P.                                                                 range of companies in the     risk, manager risk,
                                                                                Russell Midcap(R) Growth      market and company
                                                                                Index). May also invest in    risk, market
                                                                                convertibles, investment      capitalization risk,
                                                                                grade instruments, U.S.       mid-capitalization
                                                                                government securities and     company risk,
                                                                                high quality, short-term      portfolio turnover
                                                                                obligations (including        risk, securities
                                                                                repurchase agreements,        lending risk, and
                                                                                bankers' acceptances and      U.S. government
                                                                                domestic certificates of      securities risk.
                                                                                deposit) and foreign
                                                                                securities. May write
                                                                                exchange-traded covered call
                                                                                options on up to 25% of
                                                                                assets, may make secured
                                                                                loans on up to 25% of
                                                                                assets, may enter into
                                                                                repurchase agreements on up
                                                                                to 10% of assets and may
                                                                                enter into futures contracts
                                                                                on securities indices and
                                                                                options on such futures
                                                                                contracts.

INVESTMENT ADVISER:       ING American Century       Long-term capital growth   Invests at least 80% of       Currency risk, debt
ING Life Insurance and    Large Company Value        Income is a secondary      assets in equity securities   securities risk,
Annuity Company           Portfolio                  objective.                 of large capitalization       derivatives risk,
                                                                                companies (those with market  foreign investment
PORTFOLIO MANAGER:                                                              capitalizations similar to    risk, market and
American Century                                                                companies in in the Russell   company risk,
Investment Management,                                                          1000 Index). Equity           undervalued
Inc.                                                                            securities, include common    securities risk and
                                                                                and preferred stock and       value investing risk.
                                                                                equity-equivalent
                                                                                securities, such as debt
                                                                                securities and preferred
                                                                                stock convertible into
                                                                                common stock and stock or
                                                                                stock index futures
                                                                                contracts. May also invest
                                                                                in derivatives, foreign
                                                                                securities, debt securities
                                                                                of companies, debt
                                                                                obligations of governments
                                                                                and their agencies or other
                                                                                similar securities.

INVESTMENT ADVISER:       ING American Century       Long-term capital          Invests in stocks of          Currency risk,
ING Life Insurance and    Select Portfolio           appreciation.              companies the Sub-Adviser     derivatives risk,
Annuity Company                                                                 believes will increase in     equity securities
                                                                                value over time. Generally    risk, foreign
PORTFOLIO MANAGER:                                                              invests in larger companies,  investment risk,
American Century                                                                although it may invest in     growth stock risk,
Investment Management,                                                          companies of any size. May    market and company
Inc.                                                                            invest in foreign companies   risk and portfolio
                                                                                located and doing business    turnover risk.
                                                                                in foreign countries.

INVESTMENT ADVISER:       ING American Century       Long-term growth of        At least 80% of assets in     Currency risk, debt
ING Life Insurance and    Small-Mid Cap Value        capital, income is a       U.S. equity securities of     securities risk,
Annuity Company           Portfolio                  secondary objective.       small-capitalization          derivatives risk,
                                                                                companies.                    equity securities
PORTFOLIO MANAGER:                                                              Small-capitalization          risk, foreign
American Century                                                                companies include those with  investment risk,
Investment Management,                                                          a market capitalization no    market and company
Inc.                                                                            larger than that of the       risk, portfolio
                                                                                largest company in the S&P    turnover risk,
                                                                                Small Cap 600 Index or the    small-capitalization
                                                                                Russell 2000(R) Index. May    company risk,
                                                                                invest in derivatives,        undervalued
                                                                                foreign securities, debt      securities risk and
                                                                                securities of companies,      value investing risk.
                                                                                debt obligations of
                                                                                governments and other
                                                                                similar securities.

INVESTMENT ADVISER:       ING Baron Small Cap        Capital appreciation.      Invests at least 80% of       Credit risk, equity
ING Life Insurance and    Growth Portfolio                                      assets in securities of       securities risk,
Annuity Company                                                                 smaller companies with        growth stock risk,
                                                                                market values under $2.5      large positions risk,
PORTFOLIO MANAGER:                                                              billion.                      market and company
BAMCO, Inc.                                                                                                   risk, and
                                                                                                              small-capitalization
                                                                                                              company risk.

INVESTMENT ADVISER:       ING Capital Guardian       Long-term capital          Invests at least 80% of       Convertible
Directed Services, Inc.   Small/Mid Cap Portfolio    appreciation.              assets in equity securities   securities risk,
                                                                                of small- and                 depositary receipt
PORTFOLIO MANAGER:                                                              mid-capitalization            risk, equity
Capital Guardian Trust                                                          companies, defined to         securities risk,
Company                                                                         include companies with        foreign investment
                                                                                capitalizations within the    risk, growth stock
                                                                                range of companies included   risk, manager risk,
                                                                                in the Russell 2800 Index.    market and company
                                                                                Equity investments include    risk, market
                                                                                common and preferred stocks   capitalization risk,
                                                                                or convertible securities.    mid-capitalization
                                                                                May hold ADRs, EDRs, and      company risk,
                                                                                GDRs. May invest in money     over-the-counter
                                                                                market instruments and        investment risk,
                                                                                repurchase agreements.        securities lending
                                                                                                              risk,
                                                                                                              small-capitalization
                                                                                                              company risk and
                                                                                                              undervalued
                                                                                                              securities risk.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Capital Guardian U.S.  Long-term growth of        Invest at least 80% of        Foreign investment
Directed Services, Inc.   Equities Portfolio         capital and income.        assets in equity and          risk, growth stock
                                                                                equity-related securities     risk, manager risk,
PORTFOLIO MANAGER:                                                              (including common and         market and company
Capital Guardian Trust                                                          preferred stock and           risk, market
Company                                                                         convertible securities such   capitalization risk,
                                                                                as warrants and rights) of    securities lending
                                                                                issuers located in the U.S.   risk, and value
                                                                                with greater consideration    investing risk.
                                                                                given to potential
                                                                                appreciation and future
                                                                                dividends than to current
                                                                                income. May invest in ADR's,
                                                                                EDRs and GDRs, debt
                                                                                securities and cash
                                                                                equivalents.

INVESTMENT ADVISER:       ING Davis Venture Value    Long-term growth of        Under normal circumstances,   Diversification risk,
ING Life Insurance and    Portfolio                  capital.                   the Portfolio invests the     foreign investment
Annuity Company                                                                 majority of its assets in     risk, headline risk,
                                                                                equity securities issued by   industry focus risk,
PORTFOLIO MANAGER:                                                              large companies with market   manager risk, market
Davis Selected                                                                  capitalizations of at least   and company risk,
Advisers, L.P.                                                                  $10 billion. The Portfolio    small and mid cap
                                                                                has the flexibility to        risk, stock risk
                                                                                invest a limited portion of
                                                                                its assets in companies of
                                                                                any size, to invest in
                                                                                companies whose shares may
                                                                                be subject to controversy,
                                                                                to invest in foreign
                                                                                securities, and to invest in
                                                                                non-equity securities. The
                                                                                Portfolio is not
                                                                                diversified.

INVESTMENT ADVISER:       ING Evergreen Omega        Long-term capital growth.  Invests primarily in common   Convertible
Directed Services, Inc.   Portfolio                                             stocks and securities         securities risk,
                                                                                convertible into common       equity securities
PORTFOLIO MANAGER:                                                              stocks of U.S. companies      risk, foreign
Evergreen Investment                                                            across all market             investment risk,
Management Company, LLC                                                         capitalizations. May also     growth stock risk,
                                                                                invest up to 25% of assets    investment style
                                                                                in foreign securities.        risk, manager risk,
                                                                                                              market capitalization
                                                                                                              risk, small- and
                                                                                                              mid-capitalization
                                                                                                              company risk, and
                                                                                                              price volatility
                                                                                                              risk.

INVESTMENT ADVISER:       ING FMR(SM) Diversified    Long-term growth of        Invests at least 80% of       Derivatives risk,
Directed Services, Inc.   Mid Cap Portfolio          capital.                   assets in securities of       emerging markets
                                                                                companies with medium market  risk, foreign
PORTFOLIO MANAGER:                                                              capitalizations (defined as   investment risk,
Fidelity Management &                                                           those whose market            growth stock risk,
Research Company                                                                capitalizations are similar   manager risk, market
                                                                                to the market capitalization  and company risk,
                                                                                of companies in the Russell   market capitalization
                                                                                Midcap(R) Index or the S&P    risk,
                                                                                MidCap 400 Index). May        mid-capitalization
                                                                                invest up to 25% of assets    company risk, other
                                                                                in foreign securities,        investment companies
                                                                                including emerging markets    risk, portfolio
                                                                                and may buy and sell future   turnover risk,
                                                                                contracts and other           small-capitalization
                                                                                investment companies.         company risk, and
                                                                                                              value investing risk.

INVESTMENT ADVISER:       ING Fundamental Research   Maximize total return      The Portfolio invests at      Convertible
ING Life Insurance and    Portfolio                                             least 65% of its assets in    securities risk,
Annuity Company                                                                 common stocks and securities  derivatives risk,
                                                                                convertible into common       equity securities
PORTFOLIO MANAGER:                                                              stock. May also invest in     risk, foreign
ING Investment                                                                  exchange-traded funds,        investment risk,
Management Co.                                                                  initial public offerings      index tracking risk,
                                                                                and derivatives. Emphasizes   IPO risk, market and
                                                                                stocks of larger companies.   company risk, market
                                                                                May also invest in            trends risk, and
                                                                                mid-capitalization companies  mid-capitalization
                                                                                and may invest up to 25% of   company risk and
                                                                                assets in foreign             other investment
                                                                                securities.                   companies risk.

INVESTMENT ADVISER:       ING Goldman Sachs(R)       Long-term growth of        Invests at least 90% of       Credit risk, currency
ING Life Insurance and    Capital Growth Portfolio   capital.                   assets in equity              risk, derivatives
Annuity Company                                                                 investments. Invests          risk, equity
                                                                                primarily in publicly-traded  securities risk,
PORTFOLIO MANAGER:                                                              U.S. companies, but may       emerging growth risk,
Goldman Sachs Asset                                                             invest up to 10% of assets    emerging markets
Management, L.P.                                                                in foreign securities.        risk, foreign
                                                                                                              investment risk,
                                                                                                              growth stock risk,
                                                                                                              interest rate risk,
                                                                                                              liquidity risk,
                                                                                                              manager risk, and
                                                                                                              market and company
                                                                                                              risk.

INVESTMENT ADVISER:       ING Goldman Sachs(R)       Long-term growth of        Invests at least 90% of       Credit risk, currency
ING Life Insurance and    Structured Equity          capital and dividend       assets in a diversified       risk, derivatives
Annuity Company           Portfolio                  income.                    portfolio of equity           risk, equity
                                                                                investments in U.S. issuers,  securities risk,
PORTFOLIO MANAGER:                                                              including foreign companies   emerging growth risk,
Goldman Sachs Asset                                                             that are traded in the U.S.   foreign investment
Management, L.P.                                                                                              risk, growth stock
                                                                                                              risk, interest rate
                                                                                                              risk, liquidity risk,
                                                                                                              market and company
                                                                                                              risk and portfolio
                                                                                                              turnover risk.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Janus Contrarian       Capital appreciation.      Invests at least 80% of net   Debt securities risk,
Directed Services, Inc.   Portfolio                                             assets in equity securities   equity securities
                                                                                with the potential for        risk, derivatives
PORTFOLIO MANAGER:                                                              long-term growth of capital.  risk, diversification
Janus Capital Management                                                        The Portfolio is              risk, foreign
LLC                                                                             non-diversified. May also     investment risk,
                                                                                invest in foreign equity and  high-yield, lower
                                                                                debt securities, up to 20%    grade debt securities
                                                                                in high-yield debt            risk, interest rate
                                                                                securities ("junk bonds");    risk, liquidity risk,
                                                                                derivatives; securities       manager risk, market
                                                                                purchased on a when-issued,   and company risk,
                                                                                delayed delivery or forward   market capitalization
                                                                                commitment basis; illiquid    risk, maturity risk,
                                                                                securities (up to 15%); and   mid-capitalization
                                                                                may invest more than 25% of   company risk, sector
                                                                                its assets in securities of   risk,
                                                                                companies in one or more      small-capitalization
                                                                                market sectors.               company risk, and
                                                                                                              special situations
                                                                                                              risk.

INVESTMENT ADVISER:       ING JPMorgan               Long-term growth of        Invests at least 65% of       Credit risk, currency
ING Life Insurance and    International Portfolio    capital.                   assets in equity securities   risk, debt securities
Annuity Company                                                                 of foreign companies that     risk, emerging
                                                                                the Portfolio manager         markets risk, foreign
PORTFOLIO MANAGER:                                                              believes have higher growth   investment risk,
J.P. Morgan Asset                                                               potential. Will invest in a   geographic focus
Management (London) Ltd.                                                        number of issuers in several  risk, high-yield,
                                                                                countries other than the      lower-grade debt
                                                                                U.S. and will invest in       securities risk,
                                                                                securities of both developed  interest rate risk,
                                                                                and developing markets. May   and market and
                                                                                also invest in debt           company risk.
                                                                                securities issued by foreign
                                                                                and U.S. companies,
                                                                                including non-investment
                                                                                grade debt securities.

INVESTMENT ADVISER:       ING JPMorgan Mid Cap       Growth from capital        Invests at least 80% of       Convertible
ING Life Insurance and    Value Portfolio            appreciation.              assets in common stocks of    securities risk,
Annuity Company                                                                 companies with market         depositary receipt
                                                                                capitalizations of $1         risk, derivatives
PORTFOLIO MANAGER:                                                              billion to $20 billion that   risk, diversification
J.P. Morgan Investment                                                          the Portfolio Manager         risk, equity
Management Inc.                                                                 believes are undervalued.     securities risk,
                                                                                Normally invests in           foreign investment
                                                                                securities that are traded    risk, interest rate
                                                                                on registered exchanges or    risk, market and
                                                                                the over-the-counter market   company risk,
                                                                                in the U.S. May invest in     mid-capitalization
                                                                                other equity securities,      company risk,
                                                                                including preferred stock,    over-the-counter
                                                                                convertible securities, and   investment risk, and
                                                                                foreign securities            small-capitalization
                                                                                (including depositary         company risk.
                                                                                receipts) and derivatives.

INVESTMENT ADVISER:       ING JPMorgan Small Cap     Capital growth over the    Invests at least 80% of       Convertible
Directed Services, Inc.   Equity Portfolio           long term.                 assets in equity securities   securities risk,
                                                                                of small-capitalization       derivatives risk,
PORTFOLIO MANAGER:                                                              companies (defined as those   foreign investment
J.P. Morgan Investment                                                          with market capitalization    risk, growth stock
Management Inc.                                                                 equal those within a          risk, manager risk,
                                                                                universe of Russell 2000(R)   market and company
                                                                                Index stocks). May also       risk, market
                                                                                invest up to 20% in foreign   capitalization risk,
                                                                                securities, including         mid-capitalization
                                                                                depositary receipts,          company risk,
                                                                                convertible securities,       mortgage-related
                                                                                high-quality money market     securities risk, real
                                                                                instruments and repurchase    estate risk,
                                                                                agreements and may include    small-capitalization
                                                                                real estate investment        company risk, and
                                                                                trusts and derivatives.       value investing risk.

INVESTMENT ADVISER:       ING Julius Baer Foreign    Long-term growth of        Invests at least 80% of       Convertible
Directed Services, Inc.   Portfolio                  capital.                   assets in equity securities   securities risk, debt
                                                                                tied economically to          securities risk,
PORTFOLIO MANAGER:                                                              countries outside the U.S.,   derivatives risk,
Julius Baer Investment                                                          including common and          emerging markets
Management LLC                                                                  preferred stock, American,    risk, foreign
                                                                                European and Global           investment risk,
                                                                                depositary receipts,          high-yield, lower
                                                                                convertible securities,       grade debt securities
                                                                                rights, warrants, and other   risk, liquidity risk,
                                                                                investment companies,         market and company
                                                                                including exchange-traded     risk, market
                                                                                funds. Normally has a bias    capitalization risk,
                                                                                towards larger companies      mid-capitalization
                                                                                (e.g., with market            company risk, other
                                                                                capitalizations of $10        investment companies
                                                                                billion or greater), but may  risk, portfolio
                                                                                also invest in small- and     turnover risk, price
                                                                                mid-sized companies. May      volatility risk,
                                                                                invest up to 25% of assets    securities lending
                                                                                in issuers in emerging        risk, and
                                                                                markets and may invest in     small-capitalization
                                                                                debt securities (up to 10%    company risk.
                                                                                in non-investment grade
                                                                                bonds). May invest in
                                                                                derivatives. Will invest at
                                                                                least 65% in no fewer than
                                                                                three different countries
                                                                                located outside the U.S.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Legg Mason Value       Long-term growth of        Invests primarily in equity   Convertible
Directed Services, Inc.   Portfolio                  capital.                   securities (including         securities risk,
                                                                                foreign securities).          credit risk, currency
PORTFOLIO MANAGER:                                                              Generally invests in          risk, debt securities
Legg Mason Funds                                                                companies with market         risk, diversification
Management, Inc.                                                                capitalizations greater than  risk, equity
                                                                                $5 billion, but may invest    securities risk,
                                                                                in companies of any size.     foreign investment
                                                                                May also invest in            risk, growth stock
                                                                                convertible and debt          risk, high yield,
                                                                                securities. May invest up to  lower grade debt
                                                                                25% of assets in long-term    securities risk,
                                                                                debt securities, and up to    interest rate risk,
                                                                                10% of in high yield debt     investment models
                                                                                securities. The Portfolio is  risk, manager risk,
                                                                                non-diversified.              market and company
                                                                                                              risk, market trends
                                                                                                              risk,
                                                                                                              mid-capitalization
                                                                                                              company risk,
                                                                                                              over-the-counter
                                                                                                              investment risk,
                                                                                                              pre-payment or call
                                                                                                              risk,
                                                                                                              small-capitalization
                                                                                                              company risk and
                                                                                                              value investing risk.

INVESTMENT ADVISER:       ING Limited Maturity Bond  Highest current income     Invests at least 80% of       Active or frequent
Directed Services, Inc.   Portfolio                  consistent with low risk   assets in bonds that are      trading risk, debt
                                                     to principal and           primarily limited maturity    securities risk,
PORTFOLIO MANAGER:                                   liquidity. As a secondary  debt securities. Invests in   derivatives risk,
ING Investment                                       objective, seeks to        non-government securities     foreign investment
Management Co.                                       enhance its total return   only if rated Baa3 or better  risk, income risk,
                                                     through capital            by Moody's or BBB- or better  interest rate risk,
                                                     appreciation.              by S&P or if not rated        manager risk, market
                                                                                determined that they are of   capitalization risk,
                                                                                comparable quality. May       mid-capitalization
                                                                                borrow up to 10% of the       company risk,
                                                                                value of its net assets.      mortgage-related
                                                                                                              securities risk,
                                                                                                              pre-payment or call
                                                                                                              risk, real estate
                                                                                                              risk, sector risk,
                                                                                                              securities lending
                                                                                                              risk,
                                                                                                              small-capitalization
                                                                                                              company risk, and
                                                                                                              U.S. government
                                                                                                              securities risk.

INVESTMENT ADVISER:       ING Lord Abbett            Long-term growth of        Invests primarily in equity   Convertible
Directed Services, Inc.   Affilitated Portfolio      capital. Current income    securities of large,          securities risk, debt
                                                     is a secondary objective.  seasoned, U.S. and            securities risk,
PORTFOLIO MANAGER:                                                              multinational companies       derivatives risk,
Lord, Abbett & Co. LLC                                                          (those companies in the       equity securities
                                                                                Russell 1000(R) Value         risk, foreign
                                                                                Index). May invest up to 10%  investment risk,
                                                                                of its assets in foreign      manager risk, market
                                                                                securities and also may       and company risk,
                                                                                invest in American            undervalued
                                                                                Depositary Receipts and       securities risk, and
                                                                                similar depositary receipts,  value investing risk.
                                                                                which are not subject to the
                                                                                10% limit on investment. The
                                                                                Portfolio may invest in
                                                                                convertible bonds and
                                                                                convertible preferred stock,
                                                                                and in derivatives and
                                                                                similar investments.

INVESTMENT ADVISER:       ING Marsico Growth         Capital appreciation.      Invests primarily in equity   Derivatives risk,
Directed Services, Inc.   Portfolio                                             securities of companies of    emerging markets
                                                                                any size, selected for their  risk, foreign
PORTFOLIO MANAGER:                                                              growth potential. Will        investment risk,
Marsico Capital                                                                 normally hold a core          growth stock risk,
Management, LLC                                                                 position of between 35 and    manager risk, market
                                                                                50 common stocks primarily    and company risk,
                                                                                emphasizing larger companies  market capitalization
                                                                                (those with market            risk, market trends
                                                                                capitalizations of $4         risk,
                                                                                billion or more). May also    over-the-counter
                                                                                invest in foreign securities  investment risk,
                                                                                (including emerging markets)  portfolio turnover
                                                                                and forward foreign currency  risk, price
                                                                                contracts, futures and        volatility risk and
                                                                                options. Substantial cash     sector risk.
                                                                                holdings in the absence of
                                                                                attractive investment
                                                                                opportunities; and, from
                                                                                time to time, investment of
                                                                                more than 25% assets in
                                                                                securities of companies in
                                                                                one or more market sectors.
                                                                                Generally will not invest
                                                                                more than 25% of assets in a
                                                                                particular industry within a
                                                                                sector.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Marsico International  Long-term growth of        Invests at least 65% of       Currency risk,
Directed Services, Inc.   Opportunities Portfolio    capital.                   assets in common stocks of    emerging markets
                                                                                foreign companies. May        risk, equity
PORTFOLIO MANAGER:                                                              invest in companies of any    securities risk,
Marsico Capital                                                                 size throughout the world.    foreign investment
Management, LLC                                                                 Invests in issuers from a     risk, growth stock
                                                                                number of different           risk, investment
                                                                                countries, not including the  models risk,
                                                                                U.S. and generally maintains  liquidity risk,
                                                                                a core position of between    manager risk, market
                                                                                35 and 50 common stocks. May  and company risk,
                                                                                use options, futures and      market capitalization
                                                                                foreign currency contracts.   risk, market trends
                                                                                May invest in emerging        risk,
                                                                                markets. Up to 10% in         over-the-counter
                                                                                fixed-income securities and   investment risk,
                                                                                up to 5% in high-yield bonds  portfolio turnover
                                                                                and mortgage- and             risk, price
                                                                                asset-backed securities. Up   volatility risk and
                                                                                to 15% in illiquid            sector risk.
                                                                                securities. May invest up to
                                                                                25% of its total assets in
                                                                                securities of companies in a
                                                                                single market sector,
                                                                                although it generally will
                                                                                not invest more than 25% of
                                                                                its total assets in a
                                                                                particular industry within a
                                                                                sector.

INVESTMENT ADVISER:       ING Mercury Large Cap       Long-term growth of       Invests at least 80% of       Convertible
Directed Services, Inc.   Growth Portfolio            capital.                  assets in equity securities   securities risk, debt
                                                                                of large capitalization       securities risk,
PORTFOLIO MANAGER:                                                              companies (defined as those   foreign investment
Mercury Advisors                                                                included in the Russell       risk, growth stock
                                                                                1000(R) Growth Index). Up to  risk, interest rate
                                                                                10% in foreign securities,    risk, investment
                                                                                including American and        models risk, manager
                                                                                European depositary           risk, market and
                                                                                receipts. May invest in       company risk, market
                                                                                derivatives, short-term debt  capitalization risk,
                                                                                securities, non-convertible   maturity risk,
                                                                                preferred stocks and bonds    portfolio turnover
                                                                                or government and money       risk, securities
                                                                                market securities.            lending risk, and
                                                                                                              U.S. government
                                                                                                              securities risk.

INVESTMENT ADVISER:       ING Mercury Large Cap      Long-term growth of        Invests at least 80% of its   Borrowing and
Directed Services, Inc.   Value Portfolio            capital.                   assets in a diversified       leverage risk, debt
                                                                                portfolio of equity           securities risk,
PORTFOLIO MANAGER:                                                              securities of                 derivatives risk,
Mercury Advisors                                                                large-capitalization          equity securities
                                                                                companies (those within the   risk, foreign
                                                                                market-cap range of           investment risk,
                                                                                companies included in the     high-yield, lower
                                                                                Russell 1000(R) Value         grade debt securities
                                                                                Index). May invest up to 10%  risk, liquidity risk,
                                                                                of its total assets in        manager risk, market
                                                                                securities issued by foreign  and company risk,
                                                                                issuers, including American   market capitalization
                                                                                Depositary Receipts. Will     risk,
                                                                                generally limit its foreign   over-the-counter
                                                                                securities investments to     investment risk,
                                                                                ADRs of issuers in developed  restricted and
                                                                                countries. May also invest    illiquid securities
                                                                                in investment grade           risk, securities
                                                                                convertible securities,       lending risk,
                                                                                preferred stock, illiquid     sovereign debt risk,
                                                                                securities, U.S. government   undervalued
                                                                                debt securities of any        securities risk, U.S.
                                                                                maturity, and derivatives     government securities
                                                                                for hedging purposes. May     risk, and value
                                                                                purchase or sell securities   investing risk.
                                                                                on a whenissued basis. May
                                                                                lend up to 33 1/3% of its
                                                                                total assets and invest
                                                                                uninvested cash in money
                                                                                market funds.

INVESTMENT ADVISER:       ING MFS Capital            Capital appreciation.      Invests at least 65% of net   Convertible
ING Life Insurance and    Opportunities Portfolio                               assets in common stocks and   securities risk,
Annuity Company                                                                 related securities, such as   credit risk, currency
                                                                                preferred stocks,             risk, depositary
PORTFOLIO MANAGER:                                                              convertible securities and    receipt risk,
Massachusetts Financial                                                         depositary receipts. May      emerging markets
Services Company                                                                invest in foreign             risk, equity
                                                                                securities, including         securities risk,
                                                                                emerging market securities.   foreign investment
                                                                                May invest in securities      risk, market and
                                                                                listed on a securities        company risk,
                                                                                exchange or traded in the     over-the-counter
                                                                                over-the-counter markets.     investment risk and
                                                                                                              portfolio turnover
                                                                                                              risk.

INVESTMENT ADVISER:       ING MFS Mid Cap Growth     Long-term growth of        Invests at least 80% of       Convertible
Directed Services, Inc.   Portfolio                  capital.                   assets in common stocks and   securities risk, debt
                                                                                related securities (such as   securities risk,
PORTFOLIO MANAGER:                                                              preferred stocks,             derivatives risk,
Massachusetts Financial                                                         convertible securities, and   emerging markets
Services Company                                                                depositary receipts) of       risk, foreign
                                                                                companies with medium market  investment risk,
                                                                                capitalizations (defined as   growth stock risk,
                                                                                those companies with          high-yield, lower
                                                                                capitalizations of $250       grade debt securities
                                                                                million or more but not       risk, manager risk,
                                                                                exceeding the top range of    market and company
                                                                                the Russell(R) Midcap Growth  risk, market
                                                                                Index). May invest in debt    capitalization risk,
                                                                                securities, including up to   mid-capitalization
                                                                                10% in high-yield bonds. May  company risk,
                                                                                invest up to 20% in foreign   over-the-counter
                                                                                securities. May establish     investment risk,
                                                                                short positions and invest    portfolio turnover
                                                                                in derivatives.               risk, and short sales
                                                                                                              risk.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Oppenheimer Main       Long-term growth of        Invests mainly in common      Investment models
Directed Services, Inc.   Street Portfolio(R)        capital and future         stock of U.S. companies of    risk, manager risk,
                                                     income.                    different capitalization      market and company
PORTFOLIO MANAGER:                                                              ranges, presently focusing    risk, market
OppenheimerFunds, Inc.                                                          on large-capitalization       capitalization risk,
                                                                                issuers. May invest in debt   mid-capitalization
                                                                                securities such as bonds and  company risk,
                                                                                debentures, but does not      portfolio turnover
                                                                                currently emphasize these     risk, and
                                                                                investments.                  small-capitalization
                                                                                                              company risk.

INVESTMENT ADVISER:       ING Oppenheimer Strategic  High level of current      Invests in debt securities    Credit risk, credit
ING Life Insurance and    Income Portfolio           income principally         of issuers in three market    derivatives risk,
Annuity Company                                      derived from interest      sectors: foreign governments  debt securities risk,
                                                     on debt securities.        and companies; U.S.           derivatives risk,
PORTFOLIO MANAGER:                                                              government securities; and    emerging markets
OppenheimerFunds, Inc.                                                          lower grade, high-yield       risk, foreign
                                                                                securities of U.S. and        investment risk,
                                                                                foreign issuers. Those debt   high-yield, lower
                                                                                securities include foreign    grade debt securities
                                                                                government and U.S.           risk, interest rate
                                                                                government bonds and notes,   risk, manager risk,
                                                                                collateralized mortgage       mortgage-related
                                                                                obligations, other mortgage-  securities risk,
                                                                                and asset-backed securities,  portfolio turnover
                                                                                participation interest in     risk, prepayment or
                                                                                loans, structured notes,      call risk, sector
                                                                                lower-grade high-yield debt   allocation risk, U.S.
                                                                                obligations and zero coupon   government securities
                                                                                or stripped securities. May   risk, and zero coupon
                                                                                invest up to 100% in any one  risk.
                                                                                sector at any time. Foreign
                                                                                investments can include debt
                                                                                securities of issuers in
                                                                                developed markets as well as
                                                                                emerging markets. Can use
                                                                                hedging instruments and
                                                                                certain derivatives.

INVESTMENT ADVISER:       ING PIMCO High Yield       Maximum total return,      Invests at least 80% of       Credit risk, currency
Directed Services, Inc.   Portfolio                  consistent with            assets in a diversified       risk, debt securities
                                                     preservation of capital    portfolio of high yield       risk, derivatives
PORTFOLIO MANAGER:                                   and prudent investment     securities ("junk bonds")     risk, emerging
Pacific Investment                                   management.                rated below investment grade  markets risk, foreign
Management Company LLC                                                          but rated at least CCC/Caa    investment risk, high
                                                                                by Moody's Investors          yield, lower grade
                                                                                Service, Inc., Standard and   debt securities risk,
                                                                                Poor's Rating Service, or     interest rate risk,
                                                                                Fitch, or if unrated,         leveraging risk,
                                                                                determined to be of           liquidity risk,
                                                                                comparable quality, subject   manager risk, market
                                                                                to a maximum of 5% of total   and company risk,
                                                                                assets in CCC/Caa             mortgage-related
                                                                                securities. The remainder of  securities risk,
                                                                                assets may be invested in     securities lending
                                                                                investment grade fixed        risk, and U.S.
                                                                                income investments. May       government securities
                                                                                invest up to 20% in non-US    risk.
                                                                                dollar-denominated
                                                                                securities and without limit
                                                                                in U.S. dollar-denominated
                                                                                foreign securities (up to
                                                                                10% in emerging markets).
                                                                                May invest in derivative
                                                                                instruments.

INVESTMENT ADVISER:       ING PIMCO Total Return     Maximum total return.      Invests at least 65% of       Convertible
ING Life Insurance and    Portfolio                                             assets in fixed-income        securities risk,
Annuity Company                                                                 instruments of varying        credit risk, currency
                                                                                maturities. Primarily in      risk, debt securities
PORTFOLIO MANAGER:                                                              investment grade securities,  risk, derivatives
Pacific Investment                                                              but may invest up to 10% in   risk, emerging
Management Company LLC                                                          high-yield securities rated   markets risk, foreign
                                                                                B or higher or if unrated,    investment risk,
                                                                                determined to be of           high-yield,
                                                                                comparable quality. May       lower-grade debt
                                                                                invest up to 30% of assets    securities risk,
                                                                                in foreign securities and     interest rate risk,
                                                                                may invest beyond that limit  leveraging risk,
                                                                                in U.S. dollar-denominated    liquidity risk,
                                                                                securities of foreign         manager risk, market
                                                                                issuers. May invest all of    and company risk,
                                                                                its assets in derivatives.    mortgage-related
                                                                                                              securities risk,
                                                                                                              portfolio turnover
                                                                                                              risk, and U.S.
                                                                                                              government securities
                                                                                                              risk.

INVESTMENT ADVISER:       ING Pioneer Fund           Reasonable income and      Invests in a broad list of    Convertible
Directed Services, Inc.   Portfolio                  capital growth.            carefully selected            securities risk,
                                                                                securities believed to be     derivatives risk,
PORTFOLIO MANAGER:                                                              reasonably priced, rather     equity securities
Pioneer Investment                                                              than in securities whose      risks, manager risk,
Management, Inc.                                                                prices reflect a premium      market and company
                                                                                resulting from their current  risk, and value
                                                                                market popularity. Invests    investing risk.
                                                                                the major portion of assets
                                                                                in equity securities
                                                                                (including common stocks,
                                                                                convertible debt, depositary
                                                                                receipts, warrants, rights
                                                                                and preferred stocks),
                                                                                primarily of U.S. issuers.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Pioneer Mid Cap Value  Capital Appreciation.      Invests at least 80% of       Convertible
Directed Services, Inc.   Portfolio                                             assets in equity securities   securities risk, debt
                                                                                of mid-size companies         securities risk,
PORTFOLIO MANAGER:                                                              (defined as those companies   derivatives risk,
Pioneer Investment                                                              with market capitalizations   manager risk, market
Management, Inc.                                                                of companies included in the  capitalization risk,
                                                                                Russell(R) Midcap Value       market and company
                                                                                Index). Focuses on companies  risk,
                                                                                with capitalizations within   mid-capitalization
                                                                                the $1 billion to $10         company risk, and
                                                                                billion range. The equity     value investing risk.
                                                                                securities in which the
                                                                                Portfolio principally
                                                                                invests include common and
                                                                                preferred stocks, depositary
                                                                                receipts and convertible
                                                                                debt but may invest in other
                                                                                equity securities to a
                                                                                lesser extent.

INVESTMENT ADVISER:       ING Salomon Brothers       Long-term growth of        Invests at least 80% of       Convertible
ING Life Insurance and    Aggressive Growth          capital.                   assets in common stocks and   securities risk,
Annuity Company           Portfolio                                             related securities, such as   currency risk,
                                                                                preferred stock, convertible  depositary receipt
PORTFOLIO MANAGER:                                                              securities and depositary     risk, equity
Salomon Brothers Asset                                                          receipts, of emerging growth  securities risk,
Management Inc                                                                  companies. Investments may    emerging growth risk,
                                                                                include securities listed on  emerging markets
                                                                                a securities exchange or      risk, foreign
                                                                                traded in the over the        investment risk,
                                                                                counter markets. May invest   market and company
                                                                                in foreign securities;        risk, and
                                                                                (including emerging market    over-the-counter
                                                                                securities); and may have     investment risk.
                                                                                exposure to foreign
                                                                                currencies.

INVESTMENT ADVISER:       ING Salomon Brothers       Long-term capital          Invests at least 80% of       Convertible
ING Life Insurance and    Large Cap Growth           appreciation.              assets in equity securities   securities risk,
Annuity Company           Portfolio                                             of large capitalization       credit risk, equity
                                                                                companies and related         securities risk,
PORTFOLIO MANAGER:                                                              investments. Large            emerging markets
Salomon Brothers Asset                                                          capitalization companies are  risk, foreign
Management Inc                                                                  defined as those with market  investment risk,
                                                                                capitalizations similar to    growth stock risk,
                                                                                companies in the Russell      interest rate risk,
                                                                                1000 Index. Equity            leveraging risk,
                                                                                securities include U.S.       market and company
                                                                                exchange-traded and           risk,
                                                                                over-the-counter common       mid-capitalization
                                                                                stocks, debt securities       company risk,
                                                                                convertible into equity       over-the-counter
                                                                                securities, and warrants and  investment risk,
                                                                                rights relating to equity     portfolio turnover
                                                                                securities.                   risk and
                                                                                                              small-capitalization
                                                                                                              company risk.

INVESTMENT ADVISER:       ING T. Rowe Price          Long-term capital          Invests at least 80% of       Derivatives risk,
ING Life Insurance and    Diversified Mid Cap        appreciation.              assets in equity securities   equity securities
Annuity Company           Growth Portfolio                                      of companies having           risk, foreign
                                                                                marketing capitalizations     investment risk,
PORTFOLIO MANAGER:                                                              within the range of           growth stock risk,
T. Rowe Price                                                                   companies in the Russell      market and company
Associates, Inc.                                                                Midcap Growth Index or S&P    risk,
                                                                                MidCap 400 Index. Focuses on  mid-capitalization
                                                                                mid-size companies. Most      company risk,
                                                                                investments will be in U.S.   over-the-counter
                                                                                common stock but may also     investment risk and
                                                                                invest in foreign securities  portfolio turnover
                                                                                and futures and options.      risk.

INVESTMENT ADVISER:       ING T. Rowe Price Equity   Substantial dividend       Invests at least 80% of its   Convertible
Directed Services, Inc.   Income Portfolio           income as well as          assets in common stocks,      securities risk, debt
                                                     long-term growth of        with 65% in the common        securities risk,
PORTFOLIO MANAGER:                                   capital.                   stocks of well-established    derivatives risk,
T. Rowe Price                                                                   companies paying              foreign investment
Associates, Inc.                                                                above-average dividends.      risk, high yield,
                                                                                Invests most assets in U.S.   lower-grade debt
                                                                                common stocks, but also may   securities risk,
                                                                                invest in other securities,   manager risk, market
                                                                                including convertible         and company risk,
                                                                                securities, warrants,         undervalued
                                                                                preferred stocks, foreign     securities risk, and
                                                                                securities, debt securities,  value investing risk.
                                                                                including high-yield debt
                                                                                securities and futures and
                                                                                options. May also invest in
                                                                                shares of the T. Rowe Price
                                                                                Reserve Investment Funds,
                                                                                Inc. and Government Reserve
                                                                                Investment Funds, Inc.

INVESTMENT ADVISER:       ING T. Rowe Price Growth   Long-term capital growth,  Invests at least 80% of       Currency risk,
ING Life Insurance and    Equity Portfolio           and secondarily,           assets in common stocks,      depositary receipt
Annuity Company                                      increasing dividend        with a focus on growth        risk, derivatives
                                                     income.                    companies. May also purchase  risk, emerging
PORTFOLIO MANAGER:                                                              foreign securities, hybrid    markets risk, equity
T. Rowe Price                                                                   securities, and futures and   securities risk,
Associates, Inc.                                                                options. May have exposure    foreign investment
                                                                                to foreign currencies.        risk, growth stock
                                                                                Investment in foreign         risk, and market and
                                                                                securities limited to 30%.    company risk.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING UBS U.S. Large Cap     Long-term growth of        Invests at least 80% of       Derivatives risk,
ING Life Insurance and    Equity Portfolio           capital and future         assets in equity securities   equity securities
Annuity Company                                      income.                    of U.S. large capitalization  risk, market and
                                                                                companies (defined as those   company risk,
PORTFOLIO MANAGER:                                                              with market capitalization    mid-capitalization
UBS Global Asset                                                                range of companies included   company risk,
Management (Americas)                                                           in the Russell 1000 Index.    over-the-counter
Inc.                                                                            Equity investments include    investment risk,
                                                                                dividend-paying securities,   portfolio turnover
                                                                                common stock and preferred    risk and
                                                                                stock. Emphasizes large       small-capitalization
                                                                                capitalization stock, but     company risk.
                                                                                may hold small- and
                                                                                mid-capitalization stock.
                                                                                May invest in options,
                                                                                futures and other
                                                                                derivatives.

INVESTMENT ADVISER:       ING Van Kampen Comstock    Seeks capital growth and   Invests in equity securities  Convertible
ING Life Insurance and    Portfolio                  income.                    including common stocks,      securities risk,
Annuity Company                                                                 preferred stocks, and         currency risk,
                                                                                securities convertible into   derivatives risk,
PORTFOLIO MANAGER:                                                              common and preferred stocks.  equity securities
Van Kampen (Morgan                                                              May invest up to 10% of       risk, foreign
Stanley Investment                                                              assets in high-quality        investment risk,
Management Inc.)                                                                short-term debt securities    interest rate risk,
                                                                                and investment grade          market and company
                                                                                corporate debt securities.    risk,
                                                                                May invest up to 25% of       mid-capitalization
                                                                                assets in foreign             company risk, and
                                                                                securities, and may invest    small- capitalization
                                                                                in derivatives.               company risk.

INVESTMENT ADVISER:       ING Van Kampen Equity      Long-term capital          Invests at least 80% of       Growth stock risk,
Directed Services, Inc.   Growth Portfolio           appreciation.              assets in equity securities.  manager risk, market
                                                                                Invests primarily in          and company risk and
PORTFOLIO MANAGER:                                                              growth-oriented companies.    portfolio turnover
Van Kampen (Morgan                                                              May invest, to a limited      risk.
Stanley Investment                                                              extent, in foreign companies
Management Inc.)                                                                listed on U.S. exchanges or
                                                                                traded in U.S. markets.

INVESTMENT ADVISER:       ING Van Kampen Real        Capital appreciation.      Invests at least 80% of       Convertible
Directed Services, Inc.   Estate Portfolio           Current income is a        assets in equity securities   securities risk, debt
                                                     secondary objective.       of companies in the U.S.      securities risk,
PORTFOLIO MANAGER:                                                              real estate industry that     derivatives risk,
Van Kampen (Morgan                                                              are listed on national        diversification risk,
Stanley Investment                                                              exchanges or the NASDAQ. May  equity securities
Management Inc.)                                                                also invest up to 25% of      risk, high-yield,
                                                                                assets in financial           lower grade debt
                                                                                institutions that issue or    securities risk,
                                                                                service mortgages and up to   industry focus risk,
                                                                                25% of assets in high-yield   manager risk, market
                                                                                debt and convertible bonds.   and company risk,
                                                                                May invest in equity, debt    mortgage-related
                                                                                or convertible securities     securities risk, real
                                                                                whose products are related    estate risk, and
                                                                                to the real estate industry,  sector risk.
                                                                                mortgage- and asset-backed
                                                                                securities and covered
                                                                                options on securities and
                                                                                stock indices. The Portfolio
                                                                                is non-diversified.

INVESTMENT ADVISER:       ING VP Growth Portfolio    Growth of capital.         Invests at least 65% of       Active or frequent
ING Investments, LLC                                                            asset in common stocks and    trading risk,
                                                                                securities convertible into   convertible
PORTFOLIO MANAGER:                                                              common stock. Emphasizes      securities risk,
ING Investment                                                                  stocks of larger companies,   derivatives risk,
Management Co.                                                                  although it may invest in     foreign investment
                                                                                companies of any size. May    risk, growth stock
                                                                                invest in derivatives and     risk, price
                                                                                foreign securities.           volatility risk, and
                                                                                                              securities lending
                                                                                                              risk.

INVESTMENT ADVISER:       ING VP Growth and Income   Maximize total return.     Invests at least 65% of       Active or frequent
ING Investments, LLC      Portfolio                                             assets is believed to have    trading risk,
                                                                                significant potential for     convertible
PORTFOLIO MANAGER:                                                              capital appreciation or       securities risk,
ING Investment                                                                  income growth or both.        derivatives risk,
Management Co.                                                                  Emphasizes stocks of larger   foreign investment
                                                                                companies. May invest up to   risk, market trends
                                                                                25% in foreign securities.    risk, price
                                                                                May invest in derivatives.    volatility risk, and
                                                                                                              securities lending
                                                                                                              risk.

INVESTMENT ADVISER:       ING VP High Yield Bond     High level of current      Invests at least 80% of       Active or frequent
ING Investments, LLC      Portfolio                  income and total return.   assets in high yield bonds.   trading risk, credit
                                                                                Remaining assets may be       risk, derivatives
PORTFOLIO MANAGER:                                                              invested in investment grade  risk, foreign
ING Investment                                                                  debt securities, common and   investment risk,
Management Co.                                                                  preferred stock, U.S.         high-yield, lower
                                                                                government securities, money  grade debt securities
                                                                                market instruments, and debt  risk, inability to
                                                                                securities of foreign         sell securities risk,
                                                                                issuers, including emerging   interest rate risk,
                                                                                markets. May purchase         price volatility
                                                                                structured debt obligations   risk, securities
                                                                                and engage in dollar roll     lending risk, and
                                                                                transactions and swap         small- and
                                                                                agreements. May invest in     mid-capitalization
                                                                                derivatives and companies of  company risk.
                                                                                any size.

INVESTMENT ADVISER:       ING VP Index Plus          Outperform the total       Invests at least 80% of       Derivatives risk,
ING Investments, LLC      LargeCap Portfolio         return performance of the  assets in stocks included in  manager risk, price
                                                     S&P 500 Index.             the S&P 500 Index. May        volatility risk, and
PORTFOLIO MANAGER:                                                              invest in derivatives.        securities lending
ING Investment                                                                                                risk.
Management Co.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus MidCap   Outperform the total       Invests at least 80% of       Derivatives risk,
ING Investments, LLC      Portfolio                  return performance of the  assets in stocks included in  manager risk,
                                                     S&P MidCap 400 Index.      the S&P MidCap 400 Index.     mid-capitalization
PORTFOLIO MANAGER:                                                              May invest in derivatives.    company risk, price
ING Investment                                                                                                volatility risk, and
Management Co.                                                                                                securities lending
                                                                                                              risk.

INVESTMENT ADVISER:       ING VP Index Plus          Outperform the total       Invests at least 80% of       Active or frequent
ING Investments, LLC      SmallCap Portfolio         return performance of the  assets in stocks included in  trading risk,
                                                     S&P SmallCap 600 Index.    the S&P SmallCap 600 Index.   derivatives risk,
PORTFOLIO MANAGER:                                                              May invest in derivatives.    manager risk, price
ING Investment                                                                                                volatility risk,
Management Co.                                                                                                securities lending
                                                                                                              risk, and
                                                                                                              small-capitalization
                                                                                                              company risk.

INVESTMENT ADVISER:       ING VP Intermediate Bond   Maximize total return      Invests at least 80% of       Active or frequent
ING Investments, LLC      Portfolio                  consistent with            assets in bonds, including,   trading risk, credit
                                                     reasonable risk.           but not limited to,           risk, derivatives
PORTFOLIO MANAGER:                                                              Corporate, government and     risk, foreign
ING Investment                                                                  mortgage bonds which are      investment risk,
Management Co.                                                                  rated investment grade. May   high-yield, lower
                                                                                invest a portion of assets    grade debt securities
                                                                                in high-yield bonds. May      risk, interest rate
                                                                                also invest in preferred      risk,
                                                                                stocks, high quality money    mortgage-related
                                                                                market instruments,           securities risk,
                                                                                municipal bonds, and debt     prepayment or call
                                                                                securities of foreign         risk, price
                                                                                issuers. May engage in        volatility risk,
                                                                                dollar roll transactions and  securities lending
                                                                                swap agreements. May use      risk, and U.S.
                                                                                options and futures           government securities
                                                                                contracts involving           risk.
                                                                                securities, securities
                                                                                indices and interest rates.
                                                                                May invest in asset-backed
                                                                                and mortgage-backed debt
                                                                                securities.

INVESTMENT ADVISER:       ING VP International       Long-term capital growth   Invests at least 80% of       Active or frequent
ING Investments, LLC      Equity Portfolio                                      assets in equity securities.  trading risk,
                                                                                At least 65% will be          convertible
PORTFOLIO MANAGER:                                                              invested in securities of     securities risk,
ING Investment                                                                  companies of any size         derivatives risk,
Management Co.                                                                  principally traded in three   foreign investment
                                                                                or more countries outside     risk, market trends
                                                                                the U.S. These securities     risk, price
                                                                                may include common stocks as  volatility risk, and
                                                                                well as securities            securities lending
                                                                                convertible into common       risk.
                                                                                stock. May invest in
                                                                                derivatives.

INVESTMENT ADVISER:       ING VP International       Capital appreciation.      Invests at least 65% of       Convertible
ING Investments, LLC      Value Portfolio                                       assets in equity securities   securities risk, debt
                                                                                of issuers located in         securities risk,
PORTFOLIO MANAGER:                                                              countries outside of the      emerging markets
ING Investment                                                                  U.S. Invests primarily in     risk, foreign
Management Co.                                                                  companies with a large        investment risk,
                                                                                market capitalization, but    inability to sell
                                                                                may also invest in small-     securities risk,
                                                                                and mid-sized companies.      market trends risk,
                                                                                Generally invests in common   price volatility
                                                                                and preferred stocks,         risk, and securities
                                                                                warrants and convertible      lending risk.
                                                                                securities. May invest in
                                                                                emerging markets countries.
                                                                                May invest in government
                                                                                debt securities of developed
                                                                                foreign countries. May
                                                                                invest up to 35% of assets
                                                                                in securities of U.S.
                                                                                issuers, including
                                                                                investment-grade government
                                                                                and corporate debt
                                                                                securities.

INVESTMENT ADVISER:       ING VP LargeCap Growth     Long-term capital          Invests at least 80% of       Active or frequent
ING Investments, LLC      Portfolio                  appreciation.              assets in equity securities   trading risk, foreign
                                                                                of large U.S. companies.      investment risk,
PORTFOLIO MANAGER:                                                              Large companies are defined   initial public
Wellington Management                                                           as those companies with       offerings risk,
Company, LLP                                                                    market capitalizations that   market trends risk,
                                                                                fall within the range of      other investment
                                                                                companies in the S&P 500      companies risk, price
                                                                                Index. May invest the         volatility risk, and
                                                                                remaining assets in other     securities lending
                                                                                investment companies,         risk.
                                                                                initial public offerings,
                                                                                securities of foreign
                                                                                issuers and non-dollar
                                                                                denominated securities.

INVESTMENT ADVISER:       ING VP MidCap              Long-term capital          Invests at least 80% of       Active or frequent
ING Investments, LLC      Opportunities Portfolio    appreciation.              assets in common stocks of    trading risk,
                                                                                mid-sized U.S. companies.     inability to sell
PORTFOLIO MANAGER:                                                              Mid-sized companies are       securities risk,
ING Investment                                                                  those with market             market trends risk,
Management Co.                                                                  capitalizations that fall     mid-capitalization
                                                                                within the range of           company risk, price
                                                                                companies in the Russell      volatility risk, and
                                                                                MidCap Growth Index. May      securities lending
                                                                                invest excess cash in other   risk.
                                                                                investment companies,
                                                                                including exchange-traded
                                                                                funds, for temporary and/or
                                                                                defensive purpose.

         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                     RISKS OF THE UNDERLYING FUNDS CONTINUED


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Money Market        High current return,       Invests in high-quality,      Banking concentration
ING Investments, LLC      Portfolio                  consistent with            fixed-income securities       risk, credit risk,
                                                     preservation of capital    denominated in the U.S.       foreign investment
PORTFOLIO MANAGER:                                   and liquidity.             dollars with short remaining  risk, interest rate
ING Investment                                                                  maturities. These securities  risk,
Management Co.                                                                  include U.S. government       mortgage-related
                                                                                securities, corporate debt    securities risk,
                                                                                securities, repurchase        repurchase agreement
                                                                                agreements, commercial        risk, securities
                                                                                paper, asset-backed           lending risk, and
                                                                                securities, mortgage-related  U.S. government
                                                                                securities, and certain       securities risk.
                                                                                obligations of U.S. and
                                                                                foreign banks, each of which
                                                                                must be highly rated by
                                                                                independent rating agencies.

INVESTMENT ADVISER:       ING VP Real Estate         Total return.              Invests at least 80% of       Concentration risk,
ING Investments, LLC      Portfolio                                             assets in common and          diversification risk,
                                                                                preferred stocks of U.S.      inability to sell
PORTFOLIO MANAGER:                                                              real estate investment        securities, initial
ING Clarion Real Estate                                                         trusts and real estate        public offerings
Securities L.P.                                                                 companies. May invest in      risk, market trends
                                                                                companies of any market       risk, price
                                                                                capitalization; however, it   volatility risk, real
                                                                                will generally not invest in  estate risk, and
                                                                                companies with market         securities lending
                                                                                capitalization of less than   risk.
                                                                                $100 million. May invest in
                                                                                initial public offerings.
                                                                                The Portfolio is
                                                                                non-diversified.

INVESTMENT ADVISER:       ING VP SmallCap            Long-term capital          Invests at least 80% of       Active or frequent
ING Investments, LLC      Opportunities Portfolio    appreciation.              assets in commons tock of     trading risk, market
                                                                                smaller, lesser-known U.S.    trends risk, price
PORTFOLIO MANAGER:                                                              companies. Smaller companies  volatility risk,
ING Investment                                                                  are those with market         securities lending
Management Co.                                                                  capitalizations that fall     risk, and
                                                                                within the range of           small-capitalization
                                                                                companies in the Russell      companies risk.
                                                                                2000 Growth index. May
                                                                                invest excess cash in other
                                                                                investment companies,
                                                                                including exchange-traded
                                                                                funds for temporary and/or
                                                                                defensive purposes.

INVESTMENT ADVISER:       ING VP Small Company       Growth of capital.         Invests at least 80% of       Derivatives risk,
ING Investments, LLC      Portfolio                                             assets in common stocks of    foreign investment
                                                                                small-capitalization          risk, market trends
PORTFOLIO MANAGER:                                                              companies.                    risk, price
ING Investment                                                                  Small-capitalization          volatility risk,
Management Co.                                                                  companies are those with      securities lending
                                                                                market capitalizations that   risk, and
                                                                                fall within the range of the  small-capitalization
                                                                                S&P SmallCap 600 Index or     company risk.
                                                                                the Russell 2000 Index or if
                                                                                not included in either index
                                                                                have market capitalizations
                                                                                between $69 million and $4.9
                                                                                billion. May invest in
                                                                                foreign securities. May
                                                                                invest in derivative
                                                                                instruments.

INVESTMENT ADVISER:       ING VP Value Opportunity   Growth of capital.         Invests at least 65% of       Foreign investment
ING Investments, LLC      Portfolio                                             assets in common stocks. May  risk, price
                                                                                invest in companies of any    volatility risk,
PORTFOLIO MANAGER:                                                              size, although it tends to    securities lending
ING Investment                                                                  invest in the majority of     risk, and value
Management Co.                                                                  its assets in companies with  investing risk.
                                                                                market capitalizations
                                                                                greater than $1 billion.
                                                                                Focuses on investing in
                                                                                securities of large
                                                                                companies which are included
                                                                                in the 500 largest U.S.
                                                                                companies as measured by
                                                                                total revenues, net assets,
                                                                                cash flow or earnings, or
                                                                                the 1,000 largest companies
                                                                                as measured by equity market
                                                                                capitalization. Equity
                                                                                securities include common
                                                                                stocks and American
                                                                                Depositary Receipts. May
                                                                                invest the remaining 35% of
                                                                                assets in other types of
                                                                                securities including foreign
                                                                                securities and securities of
                                                                                smaller companies.

INVESTMENT ADVISER:       ING Wells Fargo Mid Cap    Long-term capital growth.  Invests at least 80% of its   Foreign investment
Directed Services, Inc.   Disciplined Portfolio                                 net assets (plus borrowings   risk, manager risk,
                                                                                for investment purposes) in   market and company
PORTFOLIO MANAGER:                                                              securities of                 risk, market
Wells Capital Management                                                        mid-capitalization companies  capitalization risk,
                                                                                found within the range of     mid-capitalization
                                                                                companies comprising the      company risk,
                                                                                Russell Midcap(R) Value       portfolio turnover
                                                                                Index at the time of          risk, sector risk,
                                                                                purchase. May invest in any   securities lending
                                                                                sector and may emphasize one  risk, small
                                                                                or more particular sectors.   capitalization
                                                                                May invest up to 25% of its   company risk, and
                                                                                assets in foreign securities  value investing risk.
                                                                                and loan up to 33 1/3% of
                                                                                its total assets.

            DESCRIPTION AND RISK OF INSURANCE COMPANY FIXED CONTRACTS

Insurance company fixed contracts are interest-paying contracts issued by insurance companies such as funding agreements, annuity contracts, and/or guaranteed investment contracts (collectively, "fixed contracts"). A fixed contract is backed and guaranteed by the general account of the issuing insurance company and generally guarantees the preservation of principal and crediting of interest income at fixed rates. Under some fixed contracts, the issuing insurer may, in its discretion, pay a rate of interest that is higher than the minimum amount guaranteed in the contract. The surrender value of fixed contracts that may be acquired by a Portfolio does not change with changes in prevailing interest rates. Accordingly, the value of a fixed contract is expected to be less volatile than a marketable bond.


The Solution Portfolios may invest in fixed contracts issued by the Adviser or other insurance companies affiliated with ING Groep, subject to approval of the Solution Portfolios' Board of Directors approving those investments. There can be no assurance that such approval will be granted. If approval is granted, it is expected that a Portfolio could acquire a fixed contract from ILIAC or an affiliate only if the guaranteed interest rate on the fixed contract is at least as favorable as the guaranteed rate on other fixed contracts with similar issue dates, similar services, similar withdrawal and transfer provisions, as other fixed contracts issued by the same insurer, and only if the fixed contract is not subject to any sales load, surrender charge, or market value adjustment.


Purchasers of fixed contracts bear the credit risk of the issuing insurer's ability to pay interest and to return principal. If prevailing interest rates go up, unless the insurer increases any discretionary interest it pays, the purchaser of a fixed contract could be locked in to a below-market rate for the term of the fixed contract. An insurance company fixed contract may require a Portfolio to maintain a portion of the Portfolio's assets as a liquidity facility in high quality liquid debt securities such as U.S. government securities and short-term paper, and for redemptions to be paid from this liquidity facility before value is withdrawn from the fixed contract. The interest paid on the instruments held as a liquidity facility may be less than the rate paid under the fixed contract. It is expected that a fixed contract from an ING Groep, N.V. insurer would require such a liquidity facility.

                            MORE INFORMATION ON RISKS

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending upon what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Solution Portfolios:

-  ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Solution Portfolios. Furthermore, the Adviser's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.


Assets will be allocated among asset classes and markets based on judgments made by ILIAC and the Consultant. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other asset classes. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.


-  PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Solution Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

-  TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

-  CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the Solution Portfolios among the Underlying Funds, ILIAC subject to several conflicts of interest because it serves as the investment adviser to the Solution Portfolios, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ILIAC, while others do not. ILIAC also subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ILIAC may believe that a redemption from an Underlying Fund will be harmful to that fund or to ILIAC or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ILIAC may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Solution Portfolio. With respect to a fixed contract issued by ILIAC or an affiliated insurer, ILIAC serves as the investment adviser to the Solution Portfolios, and is therefore subject to competing interests that have the potential to influence its decision making in connection with the selection of a fixed contract or its terms.

ILIAC has informed the Fund's Board that it has developed an investment process using an investment committee to make sure that the Solution Portfolios are managed in the best interests of the shareholders of the Solution Portfolios. Nonetheless, investors bear the risk that the Adviser's allocation decisions may be affected by its conflicts of interest.


           RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held or the strategies used by the Underlying Funds, such as:


ASSET ALLOCATION RISK Certain of the Underlying Funds may allocate their investments between equity and fixed-income securities and among various segments of markets based on judgments made by the Adviser and Consultant. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BANKING CONCENTRATION RISK The risks of concentrating in investments in the banking industry include credit risk, interest rate risk, and regulatory risk (the impact of state or federal legislation and regulations).

BORROWING AND LEVERAGE RISK An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONCENTRATION RISK When an Underlying Fund invests primarily in securities of companies in a particular market industry, the Underlying Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry.


CONVERTIBLE SECURITIES RISK The value of convertible securities may fall when interest rates increase and rise as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK An Underlying Fund could lose money if a bond issuer is unable to make principal and interest payments when due. An Underlying Fund's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. An Underlying Fund's investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involve credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.

CREDIT DERIVATIVES RISK Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.


CURRENCY RISK Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

DEBT SECURITIES RISK The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK An Underlying Fund may invest a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when an Underlying Fund is investing for temporary defensive purposes, which could reduce the underlying returns.


DEPOSITARY RECEIPT RISK Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

DERIVATIVES RISK Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK Each Portfolio may invest in Underlying Funds that are considered "non-diversified." A non-diversified fund may invest in securities of a fewer number of issuers than diversified funds, which increases the risk that its value could go down because of poor performance of a single investment or a small number of investments.

EMERGING GROWTH RISK An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.


EMERGING MARKETS RISK Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investments in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK Certain Underlying Funds may invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

GROWTH STOCK RISK Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK Because certain Underlying Funds can invest in securities rated below investment grade, their credit risks are greater than that of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Underlying Fund to sell them quickly at an acceptable price. These risks can reduce an Underlying Fund's share prices and the income it earns.


INABILITY TO SELL SECURITIES RISK Securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

INCOME RISK An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX TRACKING RISK Certain Underlying Funds expect a close correlation between the performance of the portion of its assets allocated to stocks and that of an index in both rising and falling markets. The performance of the Underlying Fund's stock investments, however, generally will not be identical to that of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

INDUSTRY FOCUS RISK To the extent that an Underlying Fund is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

INITIAL PUBLIC OFFERING RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Underlying Fund's asset base is relatively small. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant.


INTEREST RATE RISK The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT STYLE RISK Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well investor sentiment. An Underlying Fund may outperform or underperform other funds that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

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INVESTMENT BY FUNDS OF FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the funds of funds. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Underlying Funds and the the funds of funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK The proprietary models used by an Underlying Fund's Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


IPO RISK Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


LARGE POSITIONS RISK An Underlying Fund may establish significant positions in companies which the Underlying Fund's Portfolio Manager has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on the Underlying Fund's net asset value. The Underlying Fund's returns may be more volatile than those of a less concentrated fund.

LEVERAGING RISK Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.


LIQUIDITY RISK Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Underlying Funds with principle investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's investment objective. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. The Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-capitalization companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

MARKET TRENDS RISK Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have broader investment style.

MATURITY RISK The value of a debt security may change from the time it is issued to when it matures. The longer the period to maturity, the greater the potential for price fluctuation.

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MID-CAPITALIZATION COMPANY RISK Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the Investment Company Act of 1940 ("1940 Act"), an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have dramatic impact on their value.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of an Underlying Fund because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that an Underlying Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If an Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause an Underlying Fund to lose a portion of its principal investment represented by the premium the Underlying Fund paid.


PRICE VOLATILITY RISK The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that

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the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE RISK Investments in issuers that are principally engaged in real estate, including REITs, may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risk). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increase the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. REITs may also be affected by tax and regulatory requirements.

REPURCHASE AGREEMENT RISK Repurchase agreements involve the repurchase by the Underlying Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Underlying Fund might incur a loss. If the seller declares bankruptcy, the Underlying Fund might not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES RISK Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid and restricted securities investments involve the risk that the securities will not be able to be sold at the time desired.

SECTOR ALLOCATION RISK An Underlying Fund's Portfolio Manager's expectations about the relative performance of the three principal sectors in which certain Underlying Fund's invest may be inaccurate and the Underlying Fund's returns might be less than other funds using similar strategies.


SECTOR RISK A sector is a group of selected industries, such as technology. When an Underlying Fund invests significant assets in the securities of issuers in one or more market sectors, volatility in a sector will have a greater impact on the Underlying Fund than it would on a fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund.

SHORT SALES RISK Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund.


SMALL-CAPITALIZATION COMPANY RISK Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

SOVEREIGN DEBT RISK Certain Underlying Funds invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. An

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Underlying Fund's performance could suffer if the anticipated development in a
"special situation" investment does not occur or does not have the anticipated effect.


UNDERVALUED SECURITIES RISK Prices of securities react to the economic condition of the company that issued the security. An Underlying Fund's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. An Underlying Fund's Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

U.S. GOVERNMENT SECURITIES RISK Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK Certain Underlying Funds invest in "value" stocks. An Underlying Fund's Portfolio Manager may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the Portfolio Manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Underlying Fund's relative performance may suffer.

ZERO-COUPON RISK Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

                          MANAGEMENT OF THE PORTFOLIOS


ADVISER. ING Life Insurance and Annuity Company ("ILIAC") a Connecticut insurance corporation serves as the adviser to each of the Portfolios. ILIAC has overall responsibility for the management of the Portfolios. ILIAC provides or oversees all investment advisory and portfolio management services to each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ILIAC is registered with the SEC as an investment adviser. ILIAC is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, managed over $11 billion in registered investment company assets. The principal address of ILIAC is 151 Farmington Avenue, Hartford, Connecticut 06156.

ILIAC, subject to the supervision of the Board of Directors of the Company (each a "Director" and collectively, "Directors"), acts as a "manager-of-managers" for the Company, and oversees the Company's day-to-day operations. ILIAC may also recommend the appointment of additional or replacement sub-advisers to the Company's Directors. The Company and ILIAC have received exemptive relief from the SEC that permits ILIAC and the Company to add or terminate sub-advisers without shareholder approval. For the fiscal year ended December 31, 2005, ILIAC received $ ___ in advisory fees, The Solution Portfolios will pay an advisory fee equal to 0.10% of each Portfolio's daily net assets.

ILIAC is responsible for all of its own costs, including the costs of the Adviser's personnel required to carry out its investment advisory duties.

ILIAC, and not the Solution Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio's average daily net assets:


          0.03% of the first $500 million
          0.025% of the next $500 million
          0.02% of the next $1 billion
          0.01% of amounts over $2 billion.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Solution Portfolios' annual shareholder report dated December 31, 2005.

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In addition to paying fees under the Solution Portfolios' applicable
Distribution/Shareholder Services Plans, ILIAC or ING Financial Advisers, LLC ("Financial Advisers"), out of its own resources may pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("Variable Contracts") for which the Solution Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. ILIAC and Financial Advisers may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Solution Portfolios. These payments may also provide incentive, or other payments may be made as an incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company. These additional payments are not disclosed in the Portfolio Fees and Expenses table in this Prospectus, and do not increase, directly or indirectly, the fees and expenses payable by a Portfolio. ILIAC and Financial Advisers do not receive any separate fees from the Solution Portfolios for making these payments.

More particularly, ILIAC may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or to Qualified Plan participants, if the Portfolio sells to Qualified Plans. ILIAC has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 0.35%, computed based on assets attributable to contract holders and plan participants with interests in the Portfolios through these insurers, for administrative services provided to the Solution Portfolios. During the year ended December 31, 2005, ILIAC paid $____ pursuant to such arrangements with these insurance companies.


The insurance companies through which investors hold shares of the Solution Portfolios also may pay fees in connection with the distribution of Variable Contracts and for services provided to contract owners and/or Qualified Plan participants. Investors should consult the prospectus and statement of additional information ("SAI") for their Variable Contracts for a discussion of these payments.

-  INVESTMENT COMMITTEE


An Investment Committee of ILIAC reviews the allocation of Portfolio assets. The Investment Committee considers the quarterly and annual recommendations of the Consultant, reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolios. The Investment Committee is responsible for the day-to-day management of the Solution Portfolios. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.


The members of the Investment Committee are: William A. Evans, Shaun P. Mathews, Jeffery Stout, Laurie M. Tillinghast and Stan Vyner.

The SAI provides additional information about each Investment Committee member's compensation, other funds overseen by each Investment Committee member and each Investment Committee member's ownership of securities in the Portfolios.

-  INFORMATION ABOUT THE CONSULTANT


The Consultant is an indirect wholly-owned subsidiary of ING Groep N.V. and an affiliate of ILIAC. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk within a Portfolio; a systematic process which utilizes quantitative disciplines in support of the investment judgment of seasoned professionals; and a compelling value proposition with no hidden costs.


-  PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by ING Financial Advisers, LLC a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

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                             SHAREHOLDER INFORMATION

-  CLASSES OF SHARES


The Company offers four classes of shares of each Portfolio, which are identical except for different expense variables, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class T shares are offered in this Prospectus.

The Company has adopted a Shareholder Servicing Plan ("Service Plan") for the Class T shares of each Portfolio. The Service Plan allows the Company's administrator, ING Funds Services, LLC ("Administrator"), to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to Class T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Solution Portfolios. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class T shares.

The Company has adopted a Plan of Distribution pursuant to Rule 12b-1 ("Rule 12b-1 Plan") for the Class T shares of each Portfolio. The Rule 12b-1 Plan provides for a distribution fee, payable to the Company's Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, each Portfolio makes payments at an annual rate of 0.50% of the Portfolio's average daily net assets attributable to its Class T shares. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

- HOW ING COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Solution Portfolios' Rule 12b-1 Plan, the Portfolios' investment adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. The Solution Portfolios' investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Solution Portfolios is ING Financial Advisers, LLC. ING Financial Advisers, LLC has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Solution Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Solution Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Solution Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Solution Portfolios, the investment adviser, or the distributor is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

-  COMBINATION WITH ING SOLUTION INCOME PORTFOLIO


When ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, and ING Solution 2045 Portfolio reach their respective Target Dates, they may be combined with ING Solution Income Portfolio, without a vote of shareholders, if the Company's Board determines that combining such Portfolio with ING Solution Income Portfolio would be in the best interests of the Portfolios and their shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio's Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.


-  NET ASSET VALUE

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Solutions Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


The NAVs of the Solution Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.Shares of investment companies held by the Solution Portfolios will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely could have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;

-  Securities of an issuer that has entered into a restructuring;

-  Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there are not current market value quotation; and

-  Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Portfolio Manager makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Underlying Funds determine their NAV per share. Please refer to the prospectuses for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan buys shares of the Solution Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When the Solution Portfolios buy shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

-  PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day's price, the order must be received by Market Close. The Solution Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Solution Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

-  PURCHASE AND REDEMPTION OF SHARES


Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Solution Portfolios also may be made available to custodial accounts, certain investment advisers and their affiliates, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Solution Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Company's behalf.


The Solution Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies or other permitted investors, for which the Solution Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Solution Portfolios' Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Solution Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan, an investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.


The Solution Portfolios may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of ILIAC, is at risk of losing) its Qualified Plan status.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. ILIAC will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Solution Portfolios as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


-  FREQUENT TRADING - MARKET TIMING

The Solution Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Solution Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Solution Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Solution Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediary will be able to curtail frequent, short-term trading activity.

The Solution Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of the Solution Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Solution Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Solution Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Solution Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing traders in the Solution Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of a Portfolio's shareholders.

-  PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Solution Portfolios' policies and procedures with respect to the disclosure of the Solution Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Solution Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Solution Portfolios' website is located at www.ingfunds.com.

-  DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

-  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their Variable Contracts for information regarding the tax consequences of purchasing a contract.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Solutions Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

-  REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.


-  CUSTODIAN


The Bank of New York Company, Inc., One Wall Street, New York, NY 10286, serves as Custodian of the Company's securities and cash. The Custodian also is responsible for safekeeping the Company's assets and for portfolio accounting services for the Solution Portfolios.


-  LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

-  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as an independent registered public accounting firm for the Solution Portfolios. KPMG LLP is located at 99 High Street, Boston, MA 02110.

ING PARTNERS, INC.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from each Portfolio's Financial Statements that were audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual shareholder report. The annual shareholder report is available upon request without charge by calling 1-800-262-3862.


Selected data for a share outstanding for each period:


                                                                                       CLASS T
                                                                                  -----------------
                                                                                     PERIOD FROM
                                                                                   AUGUST 31, 2005
                                                                                    (COMMENCEMENT
                                                                                  OF OPERATIONS) TO
ING SOLUTION INCOME PORTFOLIO                                                     DECEMBER 31, 2005
-----------------------------                                                     -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                                       CLASS T
                                                                                  -----------------
                                                                                     PERIOD FROM
                                                                                   AUGUST 31, 2005
                                                                                    (COMMENCEMENT
                                                                                  OF OPERATIONS) TO
ING SOLUTION 2015 PORTFOLIO                                                       DECEMBER 31, 2005
---------------------------                                                       -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.

ING PARTNERS, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period:


                                                                                       CLASS T
                                                                                  -----------------
                                                                                     PERIOD FROM
                                                                                   AUGUST 31, 2005
                                                                                    (COMMENCEMENT
                                                                                  OF OPERATIONS) TO
ING SOLUTION 2025 PORTFOLIO                                                       DECEMBER 31, 2005
---------------------------                                                       -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:

  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.


                                                                                       CLASS T
                                                                                  -----------------
                                                                                     PERIOD FROM
                                                                                   AUGUST 31, 2005
                                                                                    (COMMENCEMENT
                                                                                  OF OPERATIONS) TO
ING SOLUTION 2035 PORTFOLIO                                                       DECEMBER 31, 2005
---------------------------                                                       -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.

ING PARTNERS, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period:


                                                                                       CLASS T
                                                                                  -----------------
                                                                                     PERIOD FROM
                                                                                   AUGUST 31, 2005
                                                                                    (COMMENCEMENT
                                                                                  OF OPERATIONS) TO
ING SOLUTION 2045 PORTFOLIO                                                       DECEMBER 31, 2005
---------------------------                                                       -----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss
  Net realized and change in unrealized gain on investments, foreign currency and forward foreign currency exchange contracts

  Total income from investment operations

Net asset value, end of period

Total return(1)
Net assets, end of period (000's)
Ratio of total expenses to average net assets(2)
Ratio of net investment loss to average net assets(2)
Portfolio turnover rate(1)


     (1)  NOT ANNUALIZED.
     (2)  ANNUALIZED.

                               ING PARTNERS, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 1, 2006, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.

- ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS: Additional information about the Company's investments will be available in the Company's in the Fund's annual shareholder report on or about March 1, 2006. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, write to ING Partners, Inc., at the address listed above or visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street, N.W., Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.



                                        Investment Company Act File No. 811-8319

                               ING PARTNERS, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258

                                 (800) 262-3862

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2006

               ING American Century Large Company Value Portfolio
                      ING American Century Select Portfolio
              ING American Century Small - Mid Cap Value Portfolio
            (formerly ING American Century Small Cap Value Portfolio)
                            ING Baron Asset Portfolio
                      ING Baron Small Cap Growth Portfolio
                   ING Columbia Small Cap Value II Portfolio
                        ING Davis Venture Value Portfolio
          (formerly, ING Salomon Brothers Fundamental Value Portfolio)
                       ING Fundamental Research Portfolio
                 ING Goldman Sachs(R) Capital Growth Portfolio*
                ING Goldman Sachs(R) Structured Equity Portfolio*
              (formerly, ING Goldman Sachs(R)Core Equity Portfolio)
                      ING JPMorgan International Portfolio
            (formerly, ING JPMorgan Fleming International Portfolio)
                      ING JPMorgan Mid Cap Value Portfolio
              ING Lord Abbett U.S. Government Securities Portfolio
                     ING MFS Capital Opportunities Portfolio
                     ING Neuberger Berman Partners Portfolio
                     ING Neuberger Berman Regency Portfolio
                       ING OpCap Balanced Value Portfolio
                        ING Oppenheimer Global Portfolio
                   ING Oppenheimer Strategic Income Portfolio
                        ING PIMCO Total Return Portfolio
                        ING Pioneer High Yield Portfolio
                ING Salomon Brothers Aggressive Growth Portfolio
                 ING Salomon Brothers Large Cap Growth Portfolio
             ING T. Rowe Price Diversified Mid Cap Growth Portfolio
                    ING T. Rowe Price Growth Equity Portfolio
                     ING Templeton Foreign Equity Portfolio
                     ING UBS U.S. Large Cap Equity Portfolio
                     ING UBS U.S. Small Cap Growth Portfolio
                        ING Van Kampen Comstock Portfolio
                   ING Van Kampen Equity and Income Portfolio


* Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.


                 ADVISER CLASS, INITIAL CLASS, AND SERVICE CLASS

This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio" and collectively, the "Portfolios") of ING Partners, Inc. ("Company"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios dated May 1, 2006, that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, ING Financial Advisers, LLC, at the address written above. This SAI is not a prospectus, but is incorporated herein by reference and should be read in conjunction with the Prospectuses dated May 1, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios' (except ING Columbia Small Cap Value II Portfolio and ING UBS U.S. Small Cap Growth Portfolio) financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Company at the address or phone number written above.


* Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolio also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio. Shares of the Portfolio are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

                                TABLE OF CONTENTS


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INTRODUCTION                                                                      1

INVESTMENT RESTRICTIONS                                                           2

DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES           9

MANAGEMENT OF THE COMPANY                                                        54

BOARD                                                                            60

COMPENSATION OF DIRECTORS                                                        62

COMPENSATION TABLE                                                               63

CODE OF ETHICS                                                                   69

PROXY VOTING PROCEDURES                                                          69

DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES                               69

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                       72

ADVISER                                                                          70

ADMINISTRATOR                                                                   127

PRINCIPAL UNDERWRITER                                                           128

BROKERAGE ALLOCATION AND TRADING POLICIES                                       128

DESCRIPTION OF SHARES                                                           134

VOTING RIGHTS                                                                   143

NET ASSET VALUE                                                                 146

TAXES                                                                           148

FINANCIAL STATEMENTS                                                            152

APPENDIX A                                                                      A-1

APPENDIX B                                                                      B-1
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                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser ("ADV") Class, Institutional ("Class I") Class and Service
("Class S") Class shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Life Insurance and Annuity Company ("ILIAC" or "Adviser") or a sub-adviser ("Sub-Adviser" or "Sub-Advisers") reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.

                             HISTORY OF THE COMPANY

The Company is a Maryland Corporation and commenced operations on November 28, 1997. The Company changed its name from Portfolio Partners, Inc. to ING
Partners, Inc. effective May 1, 2002.

The Company is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Company currently has authorized 39
Portfolios, however not all of the Portfolios are offered in this SAI. This SAI pertains to the following Portfolios are described in this SAI:



               ING American Century Large Company Value Portfolio
                  ("ING American Century Large Company Value")
                      ING American Century Select Portfolio
                         ("ING American Century Select")
              ING American Century Small - Mid Cap Value Portfolio
                 ("ING American Century Small-Mid Cap Value")
                            ING Baron Asset Portfolio
                               ("ING Baron Asset")
                      ING Baron Small Cap Growth Portfolio
                         ("ING Baron Small Cap Growth")
                    ING Columbia Small Cap Value II Portfolio
                       ("ING Columbia Small Cap Value II")
                        ING Davis Venture Value Portfolio
                           ("ING Davis Venture Value")
                       ING Fundamental Research Portfolio
                          ("ING Fundamental Research")
                  ING Goldman Sachs(R) Capital Growth Portfolio
                     ("ING Goldman Sachs(R) Capital Growth")
                ING Goldman Sachs(R) Structured Equity Portfolio
                   ("ING Goldman Sachs(R) Structured Equity")
                      ING JPMorgan International Portfolio
                         ("ING JPMorgan International")
                      ING JPMorgan Mid Cap Value Portfolio
                         ("ING JPMorgan Mid Cap Value")
              ING Lord Abbett U.S. Government Securities Portfolio
                 ("ING Lord Abbett U.S. Government Securities"),
                     ING MFS Capital Opportunities Portfolio
                       ("ING MFS Capital Opportunities"),
                     ING Neuberger Berman Partners Portfolio
                       ("ING Neuberger Berman Partners"),
                     ING Neuberger Berman Regency Portfolio
                        ("ING Neuberger Berman Regency")
                       ING OpCap Balanced Value Portfolio
                          ("ING OpCap Balanced Value")
                        ING Oppenheimer Global Portfolio
                            ("ING Oppenheimer Global")
                   ING Oppenheimer Strategic Income Portfolio
                      ("ING Oppenheimer Strategic Income")
                        ING PIMCO Total Return Portfolio
                           ("ING PIMCO Total Return")
                        ING Pioneer High Yield Portfolio
                           ("ING Pioneer High Yield")
                ING Salomon Brothers Aggressive Growth Portfolio
                   ("ING Salomon Brothers Aggressive Growth")
                 ING Salomon Brothers Large Cap Growth Portfolio
                    ("ING Salomon Brothers Large Cap Growth")
             ING T. Rowe Price Diversified Mid Cap Growth Portfolio
                ("ING T. Rowe Price Diversified Mid Cap Growth")
                    ING T. Rowe Price Growth Equity Portfolio
                       ("ING T. Rowe Price Growth Equity")
                     ING Templeton Foreign Equity Portfolio
                        ("ING Templeton Foreign Equity")


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                     ING UBS U.S. Large Cap Equity Portfolio
                        ("ING UBS U.S. Large Cap Equity")
                     ING UBS U.S. Small Cap Growth Portfolio
                       ("ING UBS U.S. Small Cap Growth"),
                        ING Van Kampen Comstock Portfolio
                           ("ING Van Kampen Comstock")
                   ING Van Kampen Equity and Income Portfolio
                      ("ING Van Kampen Equity and Income").



ING JPMorgan Mid Cap Value and ING Davis Venture Value are classified as
"non-diversified" funds as such terms is defined under the Investment Company
Act of 1940 ("1940 Act"). Each of the Company's other Portfolios is
"diversified" within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer. When compared to a diversified fund, a non-diversified fund may invest in a greater portion of its assets in a particular issue and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental which means they may be changed, only with the approval of the holders of a majority of a Portfolio's outstanding voting securities of that Portfolio defined by the 1940
Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a shareholders' meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are then outstanding are present in person or by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective and all other investment policies or practices of each Portfolio, except ING JPMorgan International, ING MFS Capital
Opportunities, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Growth
Equity and ING UBS U.S. Large Cap Equity are considered by the Company to be non-fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

AS A MATTER OF FUNDAMENTAL POLICY, NO PORTFOLIO (EXCEPT, ING BARON ASSET, ING
COLUMBIA SMALL CAP VALUE II, ING LORD ABBETT U.S. GOVERNMENT SECURITIES, ING
NEUBERGER BERMAN PARTNERS, ING NEUBERGER BERMAN REGENCY, ING PIONEER HIGH YIELD,
ING TEMPLETON FOREIGN EQUITY AND ING UBS U.S. SMALL CAP GROWTH) WILL:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
With respect to ING Oppenheimer Strategic Income, this restriction shall not apply to the Portfolio's investments in hedging investments consistent with its investment policies.


2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). With respect to ING
Fundamental

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Research and to ING Van Kampen Equity and Income, investments in mortgage participations or similar instruments are not subject to this limitation.


3. Issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act; and (d) with respect to ING Oppenheimer Strategic Income, this restriction does not prohibit investment activities for which assets of the Portfolio are designated or segregated, or margin, collateral or escrow arrangements established to cover related obligations.

4. Borrow money, except that (a) a Portfolio may enter reverse repurchase agreements, provided (except as set forth below) that the total amount of any such borrowing does not exceed 33-1/3% of the Portfolio's total assets; and (b) a Portfolio may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made. With respect to ING American
Century Select, ING Salomon Brothers Large Cap Growth and ING T. Rowe Price
Diversified Mid Cap Growth, such Portfolios may borrow money in an amount not exceeding 10% of the value of a Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to ING American Century Select, ING Goldman Sachs(R) Capital Growth, ING Goldman
Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING OpCap Balanced
Value, ING Salomon Brothers Large Cap Growth and ING T. Rowe Price Diversified
Mid Cap Growth, immediately after any borrowing, including reverse repurchase agreements, such Portfolios will maintain asset coverage of not less than 300 percent with respect to all borrowings. With respect to ING Baron Small Cap
Growth, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING
Goldman Sachs(R) Structured Equity, ING PIMCO Total Return, ING Van Kampen
Comstock and ING Van Kampen Equity and Income, such Portfolios may borrow up to an additional 5% of their total assets (not including the amount borrowed) for temporary or emergency purposes.


5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.


7. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. With respect to ING Fundamental Research and ING Van Kampen
Equity and Income, this limitation does not apply to municipal securities. With respect to ING Fundamental Research, the Portfolio will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index. With respect to ING OpCap Balanced Value, a foreign government is considered to be an industry. With respect to ING American Century Small - Mid Cap Value, (i) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (ii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (iii) personal credit and business credit businesses will be considered separate industries.


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WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING AMERICAN CENTURY
SELECT, ING BARON SMALL CAP GROWTH, ING DAVIS VENTURE VALUE, ING GOLDMAN
SACHS(R) CAPITAL GROWTH, ING MFS CAPITAL OPPORTUNITIES, ING SALOMON BROTHERS
AGGRESSIVE GROWTH, ING SALOMON BROTHERS LARGE CAP GROWTH, ING T. ROWE PRICE
DIVERSIFIED MID CAP GROWTH AND ING UBS U.S. LARGE CAP EQUITY ONLY:


8. Purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio. ING Salomon Brothers Large Cap Growth may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5 percent of the Portfolio's total assets are invested in margin and premiums.


WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING MFS CAPITAL
OPPORTUNITIES AND ING UBS U.S. LARGE CAP EQUITY ONLY:

9. With respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

WITH RESPECT TO ING AMERICAN CENTURY SMALL - MID CAP VALUE, ING BARON SMALL CAP
GROWTH, ING FUNDAMENTAL RESEARCH, ING GOLDMAN SACHS(R) CAPITAL GROWTH, ING
JPMORGAN INTERNATIONAL, ING OPCAP BALANCED VALUE, ING OPPENHEIMER GLOBAL, ING
OPPENHEIMER STRATEGIC INCOME, ING PIMCO TOTAL RETURN, ING SALOMON BROTHERS
AGGRESSIVE GROWTH, ING T. ROWE PRICE GROWTH EQUITY, ING VAN KAMPEN COMSTOCK AND
ING VAN KAMPEN EQUITY AND INCOME ONLY:


10. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This 75% limitation shall not apply to securities issued by other investment companies. With respect to ING PIMCO Total Return, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds (as defined herein.)


WITH RESPECT TO ING AMERICAN CENTURY SELECT, ING SALOMON BROTHERS LARGE CAP
GROWTH AND ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH ONLY:


11. With respect to 75% of its assets, purchase the securities of any issuer
(other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

12. With respect to 100% of its assets, purchase the securities of any issuer
(other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


WITH RESPECT TO ING DAVIS VENTURE VALUE AND ING JPMORGAN MID CAP VALUE:

13. With respect to 50% of its assets, purchase the securities of any issuer
(other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more

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than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

AS A MATTER OF FUNDAMENTAL POLICY, ING BARON ASSET, ING COLUMBIA SMALL CAP VALUE
II, ING LORD ABBETT U.S. GOVERNMENT SECURITIES, ING NEUBERGER BERMAN PARTNERS,
ING NEUBERGER BERMAN REGENCY, ING PIONEER HIGH YIELD, ING TEMPLETON FOREIGN
EQUITY AND ING UBS U.S. SMALL CAP GROWTH) WILL NOT:

14. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

15. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

16. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

17. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

18. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

19. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

20. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

21. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

NON-FUNDAMENTAL INVESTMENT POLICIES

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THE FOLLOWING RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT
SHAREHOLDER APPROVAL:


a. No Portfolio will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under, the 1933 Act ("Restricted
Securities"), shall not be deemed illiquid solely by reason of being unregistered. A Sub-Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

b. No Portfolio will borrow for leveraging purposes (except ING Oppenheimer
Global which may borrow up to 10% of net assets on an unsecured basis to invest the borrowed funds in portfolio securities).


c. No Portfolio (other than ING PIMCO Total Return) will make short sales of securities, other than short sales "against the box." This restriction does not apply to transactions involving options, futures contracts, forward commitments, securities purchased on a when-issued or delayed delivery basis, and related options, and other strategic transactions.


d. No Portfolio will purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING AMERICAN CENTURY
SELECT, ING AMERICAN CENTURY SMALL - MID CAP VALUE, ING FUNDAMENTAL RESEARCH,
ING JPMORGAN INTERNATIONAL, ING JPMORGAN MID CAP VALUE, ING OPCAP BALANCED
VALUE, ING OPPENHEIMER STRATEGIC INCOME, ING T. ROWE PRICE GROWTH EQUITY, ING
VAN KAMPEN COMSTOCK AND ING VAN KAMPEN EQUITY AND INCOME ONLY:


e. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.


WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING BARON SMALL CAP
GROWTH, ING DAVIS VENTURE VALUE, ING OPCAP BALANCED VALUE, ING PIMCO TOTAL
RETURN, ING SALOMON BROTHERS AGGRESSIVE GROWTH, ING SALOMON BROTHERS LARGE CAP
GROWTH AND ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH ONLY:


f. No Portfolio will invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in securities of companies that invest in or sponsor those programs.


WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING AMERICAN CENTURY
SELECT, ING AMERICAN CENTURY SMALL - MID CAP VALUE, ING FUNDAMENTAL RESEARCH,
ING GOLDMAN SACHS(R) CAPITAL GROWTH, ING JPMORGAN MID CAP VALUE, ING OPCAP
BALANCED VALUE, ING SALOMON BROTHERS LARGE CAP GROWTH, ING T. ROWE PRICE
DIVERSIFIED MID CAP GROWTH AND ING VAN KAMPEN EQUITY AND INCOME ONLY:

g. No Portfolio will purchase portfolio securities while borrowings (excluding covered mortgage dollar rolls where applicable) in excess of 5% of its total assets are outstanding, except for ING Van Kampen

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Equity and Income which may purchase portfolio securities while such borrowings in excess of 10% of its total assets are outstanding.

WITH RESPECT TO ING BARON SMALL CAP GROWTH, ING LORD ABBETT U.S. GOVERNMENT
SECURITIES, ING SALOMON BROTHERS LARGE CAP GROWTH AND ING T. ROWE PRICE
DIVERSIFIED MID CAP GROWTH ONLY:

h. No Portfolio will write or sell puts, calls, straddles, spreads or combinations thereof, except that ING Salomon Brothers Large Cap Growth may buy and sell (write) options. In addition, ING Lord Abbett U.S. Government
Securities may not purchase puts and may only do any of the above to the extent permitted in its Prospectus and SAI, as they may be amended from time to time.

i. ING Salomon Brothers Large Cap Growth and ING Baron Small Cap Growth will invest no more than 5% and ING T. Rowe Price Diversified Mid Cap Growth will invest no more than 10% of their respective net assets in warrants (valued at the lower of cost or market), of which not more than 2% of each Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by each Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.


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WITH RESPECT TO ING VAN KAMPEN EQUITY AND INCOME ONLY:

j. With respect to fundamental policy number 10 above, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

WITH RESPECT TO ING SALOMON BROTHERS LARGE CAP GROWTH ONLY:

k. The Portfolio will not make investments for the purpose of exercising control or management.


WITH RESPECT TO ING COLUMBIA SMALL CAP VALUE II AND ING PIONEER HIGH YIELD ONLY:

l. The Portfolio has also adopted a non-fundamental policy as required by Rule
35d-1 under the 1940 Act to invest, under normal conditions, at least 80% of its total assets in below investment grade securities (high yield) debt securities and preferred stocks. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


GENERAL. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

To the extent required by the Securities and Exchange Commission ("SEC") regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Portfolio's policy to invest at least 80% of its net assets plus borrowings (measured at the time of purchase) in the particular type of investment suggested by its name.


With respect to fundamental policy number 7, industry classifications of domestic issuers for all Portfolios, except for those listed below, are determined in accordance with the current Directory of Companies Filing
Annual Reports with the SEC. Industry classifications of foreign issuers for the Portfolios are based on data provided by Bloomberg L.P. and other industry data sources. All industry classifications for ING American Century
Large Company Value, ING American Century Select, ING American Century Small
- Mid Cap Value, ING OpCap Balanced Value, ING MFS Capital Opportunities, ING
Oppenheimer Global, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe
Price Growth Equity and ING UBS U.S. Large Cap Equity have been selected by
American Century Investment Management, Inc. ("American Century"), OpCap
Advisors ("OpCap"), Massachusetts Financial Services Company ("MFS"),
OppenheimerFunds, Inc. ("Oppenheimer"), T.

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Rowe Price Associates ("T. Rowe Price"), UBS Global Asset Management (Americas)
Inc. ("UBS Global AM") and UBS Global Assets Management (US) Inc. ("UBS Global
AM US"), respectively, the Sub-Advisers for those Portfolios. American Century,
OpCap, MFS, T. Rowe Price and UBS Global AM believe the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. The industry classifications selected by American Century, OpCap, MFS, T. Rowe Price and UBS Global AM may be changed from time to time to reflect changes in the marketplace. For purposes of monitoring industry exposure, PIMCO uses Standard
Industry Classification codes.


For purposes of applying ING PIMCO Total Return's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued at market value. In the case of a credit default swap sold by the Portfolio (I.E., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount.
Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of the Portfolio's investment portfolio, resulting from market fluctuations or other changes in the Portfolio's total assets will not require the Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


Unless otherwise noted, with respect to at least 75% of a Portfolio's assets
(50% of assets for ING Davis Venture Value and ING JPMorgan MidCap) a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the prospectus or this SAI that the sub-adviser reasonably believes is compatible with the investment objectives and policies of that Portfolio.


     DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES


INVESTMENT POLICIES AND PRACTICES OF SPECIFIC PORTFOLIOS

ING AMERICAN CENTURY LARGE COMPANY VALUE-- In general, within the restrictions outlined in this SAI and in the Prospectuses, the Sub-Adviser has broad powers to decide how to invest the Portfolio's assets, including the power to hold them uninvested. Investments vary according to what is judged advantageous under changing economic conditions. It is the Sub-Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the Sub-Adviser's intention that the Portfolio generally will consist of equity stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Adviser may invest the assets of the Portfolio in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue the Portfolio's investment objective. Senior securities that are high-grade issues, in the opinion of the Sub-Adviser, also may be purchased for defensive purposes. Income is a secondary objective of the Portfolio, as a result, a portion of the Portfolio may consist of debt securities. So long as the sufficient number of acceptable securities are available, the Sub-Adviser intends to keep the Portfolio fully invested.
However, under exceptional conditions, the Portfolio may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities. The Sub-Adviser may use futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity.


ING AMERICAN CENTURY SELECT- In general, with the restrictions outlined in this SAI and in the Prospectuses, the Sub-Adviser has broad powers to decide how to invest the Portfolio's assets, including the power to hold them uninvested.
Investments are varied according to what is judged advantageous

                                        9

under the changing economic conditions. It is the Sub-Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in this SAI. It is the Sub-Adviser's intention that the Portfolio generally will consist of equity and equity-related securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Adviser may invest the assets of the Portfolio in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue the Portfolio's investment objective. Senior securities that are high-grade issues, in the opinion of the Sub-Adviser, also may be purchased for defensive purposes. So long as a sufficient number of acceptable securities are available, the Sub-Adviser intends to keep the Portfolio fully invested. However, should the Portfolio's investment methodology fail to identify sufficient acceptable securities, or for any reason including the desire to take a temporary defensive position, the Portfolio may invest up to 100% of its assets in U.S. government securities. The Sub-Adviser may use futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity.


ING AMERICAN CENTURY SMALL - MID CAP VALUE-- In general, within the restrictions outlined in this SAI and in the Prospectuses, the Sub-Adviser has broad powers to decide how to invest the Portfolio's assets, including the power to hold them uninvested. Investments vary according to what is judged advantageous under changing economic conditions. It is the Sub-Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the Sub-Adviser's intention that the Portfolio generally will consist of equity stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Adviser may invest the assets of the Portfolio in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue the Portfolio's investment objective. Senior securities that are high-grade issues, in the opinion of the Sub-Adviser, also may be purchased for defensive purposes. Income is a secondary objective of the Portfolio, as a result, a portion of the Portfolio may consist of debt securities. So long as the sufficient number of acceptable securities are available, the Sub-Adviser intends to keep the Portfolio fully invested. However, under exceptional conditions, the Portfolio may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities. The Sub-Adviser may use futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity.

ING FUNDAMENTAL RESEARCH-- The Sub-Adviser applies quantitative research methods to generate investment ideas within each sector. An experienced fundamental research team then focuses on identifying the stocks it considers the best ideas within each sector. The Sub-Adviser then constructs the Portfolio by selecting from these ideas while considering sector weights and overall risk control. In managing the Portfolio, the Sub-Adviser will emphasize stocks of larger companies (although it may also invest in mid-sized companies). The Sub-Adviser utilizes an intensive, fundamentally driven research process to evaluate company growth, profitability and valuation characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each sector. In analyzing these characteristics, ING IM attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.


ING GOLDMAN SACHS(R) CAPITAL GROWTH-- The Portfolio is managed using a growth equity oriented approach. Equity securitiEs for this Fund are selected based on their prospects for above average growth. Goldman Sachs Asset Management, L.P. ("GSAM") will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. ING Goldman Sachs(R) Capital Growth will generally invesT in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

ING OPCAP BALANCED VALUE-- In selecting equity investments for the Portfolio, the Sub-Adviser currently uses a value investing style. In using a value approach, the Sub-Adviser seeks stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Portfolio will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock. Using value investing requires research as to the issuer's underlying financial condition and prospects. While there are a variety of measures that can be used to identify these securities, the Sub-Adviser looks primarily at the issuer's price/earnings ratio, which is the stock's price divided by its earnings per share. While there are a variety of measures that can be used to identify these securities, the Sub-Adviser looks primarily at the issuer's price-to-normalized earnings ratio as well as the price-to-tangible book value and price-to-cash flow ratios. While there are a variety of measures that can be used to identify these securities, the Sub-Adviser looks primarily at the issuer's price-to-normalized earnings ratio as well as the price-to-tangible book value and price-to-cash flow ratios. Normalized earnings are OpCap's quantification of what a company would earn using OpCap's preferred accounting calculations and assuming a normal business environment.

ING OPPENHEIMER GLOBAL--Foreign equity securities exposure (including emerging markets) may be up to 100% of the Portfolio's assets. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. See "Foreign Equity Securities." The expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities because the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher. The Portfolio may invest up to 5% of its net assets in debt securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds."


ING OPPENHEIMER STRATEGIC INCOME--The Portfolio may invest in different types of debt securities. A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Portfolio buys may be rated by nationally recognized statistical rating organizations or they may be unrated securities assigned an equivalent rating by the Sub-Adviser. The Portfolio's investments may be investment grade or below investment grade in credit quality and the Portfolio can invest without limit in below investment grade debt securities, commonly known as "junk bonds." These typically offer higher yields than investment grade bonds because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations are included in Appendix A to the Statement of Additional Information ("SAI").

The Portfolio may invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

ING PIMCO TOTAL RETURN-- The Portfolio's objective is to seek a high level of current income consistent with a prudent level of risk. In addition to those fixed income products specifically identified in the prospectus, ING PIMCO Total Return may invest in Eurodollar and Yankee dollar obligations, Brady bonds, forward commitments, when issued and delayed delivery securities, zero coupon bonds, and other products identified in this SAI.

ING VAN KAMPEN EQUITY AND INCOME - Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days prior written notice of any changes in this non-fundamental investment policy. In addition, the Portfolio normally invests at least 65% of its total assets in income-producing equity securities. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.


DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES-- Each Portfolio may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. Government agencies or instrumentalities in which a Portfolio may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Portfolios will invest in securities of U.S. government agencies or instrumentalities only if the Sub-Adviser is satisfied that the credit risk with respect to such instrumentality is minimal.


The Portfolios also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").


CUSTODIAL RECEIPTS-- ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity ,ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts are known by various names, including "Treasury Receipts," Treasury Investors Growth Receipts ("TIGRs"), and "Certificates of Accrual on Treasury Receipts ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

BANK OBLIGATIONS-- Each Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. ING Neuberger Berman Partners and ING Neuberger Berman Regency may invest up to 35% of its total assets in obligations issued or guaranteed by U.S. or foreign banks.

LOAN PARTICIPATIONS-- ING American Century Large Company Value, ING American Century Small - Mid Cap Value, ING American Century Select, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING JPMorgan Mid Cap Value, ING OpCap Balanced Value, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity and ING UBS U.S. Small Cap Growth may invest in loan participations, subject to the Portfolios' limitation on investments in illiquid investments. ING Davis Venture Value may invest up to 10% of the Portfolio's net assets in bank loans, including participations. ING Pioneer High Yield may invest in loan participations, subject to the Portfolios' limitation on investments in illiquid investments. A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan. No more than 5% of a Portfolio's net assets may be invested in loan participations with the same borrower. The issuing financial institution may have no obligation to a Portfolio other than to pay such Portfolio the proportionate amount of the principal and interest payments it receives.


Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, a Portfolio could experience a reduction in its income. The value of that loan participation might also decline. If the issuing financial institution fails to perform its obligation under the participation agreement, the Portfolio might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

Certain Portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (E.G., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

Each Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolios' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of portfolios or assets by a Portfolio.


Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on sub-adviser research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

WHEN-ISSUED, DELAYED DELIVERY TRANSACTIONS--Each Portfolio (except ING Neuberger Berman Partners, ING Neuberger Berman Regency and ING Templeton Foreign Equity) may purchase securities on a when-issued or delayed delivery basis. When a Portfolio commits to purchase a security on a when-issued or delayed delivery basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of a

Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is necessary to sell the when-issued or delayed delivery securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for when-issue" or delayed delivery securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation). ING Baron Small Cap Growth will limit its investment in when issued securities to 5% of the Portfolio's total assets.


SECURITIES LENDING-- Each Portfolio may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A Portfolio that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. A Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but a Portfolio may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by the Portfolios would be invested in high quality, short-term money market instruments. The Portfolios currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Portfolio represent not more than one-third of the value of its total assets.


EQUITY SECURITIES-- ING Oppenheimer Strategic Income Portfolio may invest limited amounts of its assets in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies. However, it does not anticipate investing significant amounts of its assets in these securities as part of its normal investment strategy. Those equity securities include preferred stocks, rights and warrants, and securities convertible into stock. Certain equity securities may be selected because they may provide dividend income.

PREFERRED SECURITIES-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. ING PIMCO Total Return will limit its investment in preferred securities to 5% of the Portfolio's total assets.

CONVERTIBLE SECURITIES-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may invest in convertible securities. Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, each Sub-Adviser will give primary emphasis to the attractiveness of the underlying common stock. ING Van Kampen Comstock will limit its investment in convertible securities that are below investment grade quality to 5%.


Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


CORPORATE ASSET-BACKED SECURITIES-- ING American Century Large Company Value, ING Columbia Small Cap Value II, ING Fundamental Research, ING Davis Venture Value, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured EquiTy, ING Lord Abbett U.S. Government Securities, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth and ING UBS U.S. Small Cap Growth may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.


Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security. Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.


CORPORATE REORGANIZATIONS-- ING American Century Large Company Value, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING JPMorgan Mid Cap Value, ING PIMCO Total Return,ING Salomon Brothers Aggressive Growth and ING UBS U.S. Small Cap Growth may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS-- Each of the Portfolios may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Sub-Adviser has determined to be of comparable creditworthiness. ING Oppenheimer Strategic Income will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit however on the amount of the Portfolio's net assets that may be subject to repurchase agreements having maturities of seven days or less. The securities that a Portfolio purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Portfolio will have the right to liquidate the securities. If, at the time a Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Portfolio only enters into repurchase agreements after its Sub-Adviser has determined that the seller is creditworthy, and the Sub-Adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin. ING Neuberger Berman Partners and ING Neuberger Berman Regency may enter into repurchase agreements subject to a 15% limit on illiquid securities.

REVERSE REPURCHASE AGREEMENTS--ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING PIMCO Total Return, ING UBS U.S. Large Cap Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio. [Transactions in reverse repurchase agreements by ING Lord Abbett U.S. Government Securities may not exceed 20% of fund assets.]
ING Neuberger Berman Partners and ING Neuberger Berman Regency may not purchase securities if outstanding borrowings, which include any investment in reverse repurchase agreements, exceed 5% of its total assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS--ING Columbia Small Cap Value II, ING Fundamental Research, ING Goldman Sachs(R) Structured Equity, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may engage in mortgage dollar roll transactions. A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.


A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolio's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

SEGREGATED ACCOUNTS-- When a Portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.


FLOATING AND VARIABLE RATE INSTRUMENTS-- ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING OpCap Balanced Value, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth and ING UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth may invest in floating rate and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. A Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Portfolio will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, a Portfolio might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

RESTRICTED SECURITIES-- Each Portfolio (except ING Goldman Sachs(R) Capital Growth and ING Lord Abbett U.S. Government Securities) may invest in restricted securities governed by Rule 144A under the Securities Act of 1933 and other restricted securities. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board of Directors (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Directors has delegated its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Directors' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected. ING Pioneer High Yield has no limit with regard to investments in restricted securities as outlined above.

REAL ESTATE INVESTMENT TRUSTS ("REITS")-- ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth, ING Van Kampen Comstock and ING Van Kampen Equity and Income may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986 (the "Code"). A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Portfolio.


Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.


UNSEASONED COMPANIES--ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Fleming International, ING JP Morgan Mid Cap Value, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record. ING Fundamental Research will invest in such companies only when they have been included in the S&P 500 Index. ING Pioneer High Yield may invest in unseasoned companies without limit.

FOREIGN EQUITY SECURITIES-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may invest in foreign equity securities (and foreign currencies) as described in the Prospectus. With respect to ING Goldman Sachs(R) Structured Equity, the equity securities of foreign issuers must be traded in the United States. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities. As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where a Sub-Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-Adviser anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received. For each of ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Davis Venture Value, ING Goldman Sachs(R) Capital Growth, ING MFS Capital Opportunities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING
T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity, ING Van Kampen Comstock and ING Van Kampen Equity and Income, each Portfolio may invest up to 20%, 35%, 20%, 25%, 10%, 20%, 10%, 35%, 20%, 20%, 20%, 20%, 25%,
30%, 25% and 25%, respectively, in foreign securities. ING JPMorgan International, ING Oppenheimer Global and ING Templeton Foreign Equity may invest up to 100% of their respective assets in foreign equity securities.

FOREIGN DEBT SECURITIES, BRADY BONDS-- ING American Century Large Company
Value, ING American Century Select, ING American Century Small-Mid Cap Value, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING JPMorgan International, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.


Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Portfolio's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES-- ING Columbia Small Cap Value II,
ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in principal exchange rate linked securities. Principal exchange rate linked securities ("PERLsSM") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER-- ING Columbia Small Cap Value II, ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in performance indexed paper. Performance indexed paper ("PIPsSM") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

AMERICAN DEPOSITARY RECEIPTS-- Each Portfolio (except ING PIMCO Total Return) may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depositary Receipts"). ADRs arecertificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments. ING Goldman Sachs(R) Structured Equity may also invest in Global Depositary Receipts (GDRs). ING Pioneer High Yield may invest in GDRs and European Depositary Receipts (EDRs).

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS")-- Each Portfolio (except ING Baron Asset, ING Baron Small Cap Growth, ING JPMorgan Mid Cap Value, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING OpCap Balanced Value, ING Pioneer High Yield, ING Salomon Brothers Large Cap Growth and ING Van Kampen Comstock) may invest in PFICs. Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Portfolios are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Portfolio's assets may be invested in such securities.


INVESTMENT IN OTHER INVESTMENT COMPANIES-- Each Portfolio (except ING OpCap Balanced Value) may invest in securities of other investment companies, subject to limitations under the 1940 Act. Among other things, these limitations currently restrict the Portfolios' aggregate investments in other investment companies to no more than 10% of a Portfolio's total assets. A Portfolio's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the Portfolios would continue to pay their own management fees and expenses with respect to all their investments, including the securities of other investment companies. The Portfolios may invest in the shares of other investment companies when, in the judgment of the Sub-Advisers, the potential benefits of the investment outweigh the payment of any management fees and expenses.


     EXCHANGE TRADED FUNDS ("ETFS")-- These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

     INDEX-RELATED SECURITIES ("EQUITY EQUIVALENTS") - The Portfolios are permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index.
     Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark
     Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100

     Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on The NASDAQ Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.


     Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Portfolio's assets across a broad range of equity securities.

     To the extent the Portfolio invests in securities of other investment companies, Portfolio shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of the Portfolio may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Portfolio's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

     The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Portfolio.


WARRANTS AND STOCK PURCHASE RIGHTS-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may acquire warrants. ING Oppenheimer Strategic Income Portfolio will not invest more than 5% of its total assets in rights and warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

ING Pioneer High Yield Portfolio may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

ZERO COUPON, DEFERRED INTEREST AND PIK BONDS-- Fixed income securities that ING American Century Large Company Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING OpCap Balanced Value, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). If Pioneer High Yield invests in certain pay-in-kind securities, zero-coupon securities, deferred interest securities, or, in general, in any other securities with original issue discount (or with market discount if the fund elects to include a discount in income currently), the Portfolio generally must accrue income on such investment for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. ING Lord Abbett U.S. Government Securities may invest in zero coupon bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

SHORT-TERM CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER-- Certain of the Portfolios, including ING American Century Large Company Value, ING American Century Select, ING Baron Asset, ING Columbia Small Cap Value II, ING Fundamental Research, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Oppenheimer Strategic Income, ING Pioneer High Yield, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in short-term corporate debt securities and commercial paper. ING Templeton Foreign Equity may invest in commercial paper. Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates. Commercial Paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

ING Neuberger Berman Partners and ING Neuberger Berman Regency may each invest up to 35% of its net assets in short-term corporate debt securities or commercial paper, provided that such securities or commercial paper has received the highest rating from S&P or Moody's or is deemed to be of comparable quality by Neuberger Berman.

COLLATERALIZED DEBT OBLIGATIONS-- Certain of the Portfolios, including ING Columbia Small Cap Value II, ING PIMCO Total Return and ING UBS U.S Small Cap Growth may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and

CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.


For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund's prospectus (E.G., interest rate risk and credit risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

RISK OF INVESTING IN LOWER RATED FIXED-INCOME SECURITIES-- Certain of the Portfolios, as set forth below, may invest in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA, Investors Service ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

A Portfolio may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality. No minimum rating standard is required by the Portfolios. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Sub-Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see the attached Appendix A.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, a Portfolio may receive a capital loss on its investment if the security was purchased at a premium and a Portfolio may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Portfolio.


While a Sub-Adviser may refer to ratings issued by established credit rating agencies, it is not the Portfolios' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Sub-Adviser's own independent and ongoing review of credit quality. To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Sub-Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above. For each of ING American Century Large Company Value, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING OpCap Balanced Value, ING Oppenheimer Global, ING PIMCO Total Return, ING Templeton Foreign Equity and ING Van Kampen Equity and Income, the Portfolios may invest up to 20%, 5%, 35%, 35%, 20%, [ %], 5%, 10%, 25%, 15%, 10%, 5% and
5%, respectively, in lower rated fixed-income securities. ING Oppenheimer Strategic Income Portfolio may invest, without limit, in lower rated fixed-income securities.

INITIAL PUBLIC OFFERINGS ("IPOS")

IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and, therefore, have a more limited effect on the Portfolios' performance.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

SHORT SALES-- ING PIMCO Total Return may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. To the extent that the Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid in accordance with procedures established by the Board of Trustees. The Portfolio does not intend to enter into short sales if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Portfolio's total assets. This percentage any be varied by action of the Directors. The Portfolio will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

SHORT SALES AGAINST THE BOX-- Each Portfolio (except ING Baron Asset, ING Goldman Sachs(R) Structured Equity, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING OpCap Balanced Value, ING Templeton Foreign Equity and ING Van Kampen Comstock) may make short sales "against the box," i.e., when a security identical to one owned by these Portfolios is borrowed and sold short. If a Portfolio enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

MORTGAGE-RELATED SECURITIES--ING American Century Large Company Value, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING OpCap Balanced Value, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity and ING Van Kampen Equity and Income may invest in mortgage-related securities. ING Lord Abbett U.S. Government may invest extensively in mortgage-related securities. ING Baron Asset, ING Baron Small Cap Growth and ING Fundamental Research will each limit its investment in mortgage-related securities to 5% of the Portfolio's total assets. A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.


     AGENCY-MORTGAGE-RELATED SECURITIES: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Federal

     National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

     FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

     FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

     The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.


     FHLMC issues certificates representing interests in mortgage loans. FHLMC guarantees, to each holder of a FHLMC Certificate, timely payment of the amounts representing a holder's proportionate share in: (i) interest payments, less servicing and guarantee fees; (ii) principal prepayments; and (iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received. FHLMC securities are not backed by the full faith and credit of the United States; however, they generally are considered to present minimal credit risks.


     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

     The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

     Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Portfolios to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolios may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Portfolios. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

     Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

     The Portfolios consider GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Portfolio's investment policies.

     PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Portfolios limit their

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     investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

     The Portfolios may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Portfolios will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

     Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

     Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities. Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

     ADDITIONAL RISK FACTORS: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.


     FORWARD ROLLS. ING Oppenheimer Strategic Income Portfolio may enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will

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     have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

     The Portfolio will only enter into "covered" rolls. To assure its future payment of the purchase price, the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

     These transactions have risks. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Portfolio sells may decline below the price at which the Portfolio is obligated to repurchase securities.

     STRIPPED MORTGAGE-BACKED SECURITIES-- ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING OpCap Balanced Value, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield and ING UBS U.S. Small Cap Growth may invest in stripped mortgage-backed securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.


HYBRID INSTRUMENTS-- ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Oppenheimer Global, ING PIMCO Total Return, ING T. Rowe Price Growth Equity, ING T. Rowe Price Diversified Mid Cap Growth, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in hybrid instruments. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the

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Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


SWAPS, CAPS, FLOORS AND COLLARS-- Among the transactions into which ING American Century Large Company Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING JPMorgan International, ING Lord Abbett U.S. Government Securities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Comstock and ING Van Kampen Equity and Income may enter are interest rate, currency, total return, credit default and index swaps and the purchase or sale of related caps, floors and collars. A Portfolio may also enter into options on swap agreements ("swap options"). A Portfolio may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. ING Oppenheimer Strategic Income Portfolio will not enter into swaps and "unfunded" credit default swaps with respect to more than 25% of its total net assets and will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Sub-Adviser. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

A Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.


Certain of the Portfolios may also enter into options on swap agreements ("swap options"). A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.


Whether a Portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit a Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.


EURODOLLAR INSTRUMENTS-- ING Columbia Small Cap Value II, ING JPMorgan International, ING MFS Capital Opportunities, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth and ING UBS U.S. Small Cap Growth may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.

MUNICIPAL BONDS-- ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING PIMCO Total Return, ING Pioneer High Yield and ING UBS U.S. Small Cap Growth may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The Municipal Bonds which the Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).


Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Portfolio would hold the longer-term security, which could experience substantially more volatility.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The Portfolio may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Portfolio also may purchase Municipal Bonds due to changes in the Sub-Adviser's evaluation of the issuer or cash needs resulting from redemption requests for Portfolio shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Portfolio's ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

The Portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Portfolio's Municipal Bonds in the same manner.


The mortgage derivatives that ING Pioneer High Yield may invest in include interests in collateralized mortgage obligations, real estate mortgage investment conduits and stripped mortgage-backed securities.


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INFLATION-INDEXED BONDS-- ING Columbia Small Cap Value II, ING Oppenheimer
Strategic Income, ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS-- ING Columbia Small Cap Value II, ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in event-linked bonds. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or

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readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.




OPTIONS ON SECURITIES-- Each Portfolio (except ING Baron Small Cap Growth) may purchase and write (sell) call and put options on securities. A Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its Portfolio. ING MFS Capital Opportunities may only sell calls on securities if such calls are "covered," as explained below. A Portfolio may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

A Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Portfolio wants to purchase at a later date. A Portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by a Portfolio is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if a Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). If a put option is sold by a Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Portfolio maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit a Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such

                                       40
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transactions permit a Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold.

A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

A Portfolio may sell options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then sell a call option against that security. The exercise price of the call a Portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

A Portfolio may also sell combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By entering into a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

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By selling a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by a Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

In certain instances, a Portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call"), or sell (in the case of a "put"), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and
(ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.


OPTIONS ON STOCK INDICES-- Each Portfolio (except ING Baron Asset, ING Baron Small Cap Growth, ING Lord Abbett U.S. Government Securities and ING OpCap Balanced Value) may purchase and sell call and put options on stock indices. A Portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the Portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although a Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.


In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the

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fixed exercise price of the option exceeds (in the case of a call) or is below
(in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

A Portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Sub-Adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its Portfolio. When a Portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or
(b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). A Portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A Portfolio will receive a premium from selling a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Portfolio has sold a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By selling a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

A Portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular

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industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


Each Portfolio (except ING Baron Asset and ING Baron Small Cap Growth) may engage in the following types of transactions:

FUTURES CONTRACTS-- Each Portfolio may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. ING Oppenheimer Strategic Income Portfolio may buy and sell futures contracts that relate to (i) broadly-based securities indices (these are referred to as "financial futures"), (ii) commodities (these are referred to as "commodity index futures"), (iii) debt securities (these are referred to as "interest rate futures"), (iv) foreign currencies (these are referred to as "forward contracts") and (v) an individual stock ("single stock futures"). ING Goldman Sachs(R) Structured Equity may enter into futures transactions only with respect to the S&P 500 Index. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a Portfolio's current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").


A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable--a process known as "marking to the market."

Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, a Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

OPTIONS ON FUTURES CONTRACTS-- Each Portfolio may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by a Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are sold or purchased by a Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over the counter or on an electronic trading facility.

A Portfolio may sell call options on futures contracts only if it also (a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). A Portfolio may sell put options on futures contracts only if it also
(A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by a Portfolio, the Portfolio will be required to sell the underlying futures contract which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has sold is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.


FORWARD CONTRACTS ON FOREIGN CURRENCY-- Each Portfolio (except ING Baron Asset, ING JPMorgan Mid Cap Value, ING Neuberger Berman Partners and ING Neuberger Berman Regency) may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. The Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Portfolio may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency. The Portfolios may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.


If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

A Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, a Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Sub-Adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Portfolio may sell the currency through a forward contract if the Sub-Adviser believes that its value will decline relative to the dollar.

A Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted.

A Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.


OPTIONS ON FOREIGN CURRENCIES-- Each Portfolio (except ING Baron Asset and ING JPMorgan Mid Cap Value) may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.


Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. The Portfolios may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S SECURITIES-- A Portfolio's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's securities. In the case of futures and options based on an index, the Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the Portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Portfolio has a position and the portfolio securities the Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio's portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a Portfolio's holdings. When a Portfolio sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Portfolio's overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that a Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Portfolio may not fully protect it against risk of loss and, in any event, the Portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Portfolio with two simultaneous premiums on the same security, but involve additional risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET-- Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN-- Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Portfolio or decreases in the prices of securities or other assets the Portfolio intends to acquire. Where a Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

TRADING AND POSITION LIMITS-- The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Sub-Advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolios.

RISKS OF OPTIONS ON FUTURES CONTRACTS-- The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES--Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Portfolio to respond to such events in a timely manner.

Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike many transactions entered into by a Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over the counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over the counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over the counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over the counter contracts, and the Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over the counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into an over the counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser.

Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over the counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over the counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS-- Each Portfolio will engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that over the counter options and assets used to cover sold over the counter options are illiquid and, therefore, together with other illiquid securities held by a Portfolio, cannot exceed 15% of a Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-Advisers may disagree with this position, each Sub-Adviser intends to limit the Portfolios' selling of over the counter options in accordance with the following procedure. Except as provided below, ING MFS Capital Opportunities intends to sell over the counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts a Portfolio has in place with such primary dealers provide that the Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Portfolio may also sell over the counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

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

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio's investment objective.


TEMPORARY DEFENSIVE POSITIONS-- During periods of unusual market conditions when a Sub-Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers' acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. ING Van Kampen Equity and Income also may invest in other investment companies that invest exclusively in money market instruments for temporary defensive purposes. ING JPMorgan International may, for temporary defensive purposes, engage in strategic transactions, which may include the use of derivatives.

ING T. Rowe Price Diversified Mid Cap Growth may invest up to 20% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalizations outside the range of companies in the Russell Midcap Growth Index or the S&P Mid Cap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods. ING Salomon Brothers Large Cap Growth may invest up to 20% of its net assets in money market instruments, repurchase agreements and/or cash in excess of that amount (up to 100% of its assets) during temporary defensive periods. ING Oppenheimer Strategic Income Portfolio may, for temporary defensive purposes, invest in debt obligations of domestic or foreign corporate issuers and certificates of deposit and bankers' acceptances of foreign banks having total assets in excess of $1billion.


PORTFOLIO TURNOVER-- Each Portfolio may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the Portfolio's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Portfolio's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

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                            MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the direction of the Company's Board of Directors ("Board") according to the applicable laws of the State of Maryland and the Company's Articles of Incorporation. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Company's activities, review contractual arrangements with companies that provide services to each Portfolio and review each Portfolio's performance. As of January 1, 2006, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John
G. Turner, Roger B. Vincent and Richard A. Wedemeyer. The Executive Officers of the Company are James W. Hennessy, Stanely D. Vyner, Michael J. Roland, Joseph
M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn I. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer and Maria Anderson.

Set forth in the table below is information about each Director of the Company.



                                                                                                     NUMBER OF
                                POSITION(S)                                                         FUNDS IN ING
                                 HELD WITH                                                          FUND COMPLEX        OTHER
                                    THE        TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS AND AGE         COMPANY   LENGTH OF TIME SERVED(1)   DURING THE PAST 5 YEARS     DIRECTOR(2)(3) HELD BY DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors

JOHN V. BOYER                   Director    November 1997 - Present   Executive Director, The      [   ]          None
7337 East Doubletree Ranch Rd.                                        Mark Twain House &
Scottsdale, Arizona 85258                                             Museum(4) (September 1989 -
Age: 52                                                               Present).

J. MICHAEL EARLEY(3)            Director    January 2005 - Present    President and Chief          [   ]          None
7337 East Doubletree Ranch Rd.                                        Executive Officer, Bankers
Scottsdale, Arizona 85258                                             Trust Company, N.A. (June
Age: 60                                                               1992 - Present).

R. BARBARA GITENSTEIN(3)        Director    January 2005 - Present    President, College of New    [   ]          None
7337 East Doubletree Ranch Rd.                                        Jersey (January 1999 -
Scottsdale, Arizona 85258                                             Present).
Age: 58

PATRICK W. KENNY                Director    March 2002 - Present      President and Chief          [   ]          Assured Guaranty
7337 East Doubletree Ranch Rd.                                        Executive Officer                           Ltd. (November
Scottsdale, Arizona 85258                                             International Insurance                     2003 - Present).
Age: 63                                                               Society (June 2001 -
                                                                      Present).

WALTER H. MAY(3)                Director    January 2005 - Present    Retired.                     [   ]          BestPrep Charity
                                                                                                                  (September 1991 -
                                                                                                                  Present).

                                                                                                     NUMBER OF
                                POSITION(S)                                                         FUNDS IN ING
                                 HELD WITH                                                          FUND COMPLEX        OTHER
                                    THE        TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS AND AGE         COMPANY   LENGTH OF TIME SERVED(1)   DURING THE PAST 5 YEARS     DIRECTOR(2)(3) HELD BY DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
7337 East Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON(3)                  Chairman    January 2005 - Present    Private Investor (June 1997  [   ]          JDA Software
7337 East Doubletree Ranch Rd.  and                                   - Present).  Formerly,                      Group, Inc.
Scottsdale, Arizona 85258       Director                              Director and Chief                          (January 1999 -
Age: 60                                                               Executive Officer, Rainbow                  Present); Swift
                                                                      Multimedia Group, Inc.                      Transportation
                                                                      (January 1999 - December                    Co. (March 2004 -
                                                                      2001).                                      Present).

DAVID W.C. PUTNAM(3)            Director    January 2005 - Present    President and Director,      [   ]          Progressive
7337 East Doubletree Ranch Rd.                                        F.L. Putnam Securities                      Capital
Scottsdale, Arizona 85258                                             Company, Inc. (July 1978 -                  Accumulation
Age: 66                                                               Present).                                   Trust (August
                                                                                                                  1998 - Present);
                                                                                                                  Principled Equity
                                                                                                                  Market Trust
                                                                                                                  (November 1996 -
                                                                                                                  Present); Mercy
                                                                                                                  Endowment
                                                                                                                  Foundation
                                                                                                                  (September 1995 -
                                                                                                                  Present); Asian
                                                                                                                  American Bank and
                                                                                                                  Trust Company
                                                                                                                  (June 1992 -
                                                                                                                  Present); and
                                                                                                                  Notre Dame Health
                                                                                                                  Care Center (July
                                                                                                                  1991 - Present).

ROGER B. VINCENT(3)             Director    January 2005 - Present    President, Springwell        [   ]          AmeriGas Propane,
7337 East Doubletree Ranch Rd.                                        Corporation (March 1989 -                   Inc. (January
Scottsdale, Arizona 85258                                             Present).                                   1998 - present).
Age: 60

RICHARD A. WEDEMEYER(3)         Director    January 2005 - Present    Retired.  Formerly, Vice     [   ]          Touchstone
7337 East Doubletree Ranch Rd.                                        President - Finance and                     Consulting Group
Scottsdale, Arizona 85258                                             Administration, Channel                     (June 1997 -
Age: 69                                                               Corporation - importer of                   Present); and Jim
                                                                      specialty aluminum alloys                   Henson Legacy
                                                                      in semi-fabricated form                     (April 1994 -
                                                                      (June 1996 - April 2002).                   Present).
                                                                      Formerly, Trustee, First
                                                                      Choice Funds (1997 - 2001).

Directors who are "Interested Persons"

THOMAS J. MCINERNEY(3) (5) (6)  Director    January 2005 - Present    Chief Executive Officer,     [   ]          Equitable Life
7337 East Doubletree Ranch Rd.                                        ING US Financial Services                   Insurance Co.,
Scottsdale, Arizona 85258                                             (January 2005 - Present);                   Golden American
Age: 49                                                               General Manager and Chief                   Life Insurance
                                                                      Executive Officer, US                       Co., Life
                                                                      Financial Services                          Insurance Company
                                                                      (December 2003 - December                   of Georgia,
                                                                      2004); Chief Executive                      Midwestern United
                                                                      Officer, ING US Financial                   Life Insurance
                                                                      Services (September 2001 -                  Co., ReliaStar
                                                                      December 2003); and General                 Life Insurance
                                                                      Manager and Chief Executive                 Co., Security
                                                                      Officer, US Worksite                        Life of Denver,
                                                                      Financial Services                          Security
                                                                      (December 2000 - September                  Connecticut Life
                                                                      2001).                                      Insurance Co.,
                                                                                                                  Southland Life

                                                                                                     NUMBER OF
                                POSITION(S)                                                         FUNDS IN ING
                                 HELD WITH                                                          FUND COMPLEX        OTHER
                                    THE        TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS AND AGE         COMPANY   LENGTH OF TIME SERVED(1)   DURING THE PAST 5 YEARS     DIRECTOR(2)(3) HELD BY DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Insurance Co.,
                                                                                                                  USG Annuity and
                                                                                                                  Life Company, and
                                                                                                                  United Life and
                                                                                                                  Annuity Insurance
                                                                                                                  Co. Inc;
                                                                                                                  Ameribest Life
                                                                                                                  Insurance Co.;
                                                                                                                  First Columbine
                                                                                                                  Life Insurance
                                                                                                                  Co.; and Metro
                                                                                                                  Atlanta Chamber
                                                                                                                  of Commerce
                                                                                                                  (January 2003 -
                                                                                                                  Present).

JOHN G. TURNER(3) (5)           Director    January 2005 - Present    Retired.  Formerly, Vice     [   ]          Hormel Foods
7337 East Doubletree Ranch Rd.                                        Chairman of ING Americas                    Corporation
Scottsdale, Arizona 85258                                             (September 2000 - January                   (March 2000 -
Age: 66                                                               2002); Chairman and Chief                   Present); Shopko
                                                                      Executive Officer of                        Stores, Inc.
                                                                      ReliaStar Financial Corp.                   (August 1999 -
                                                                      and ReliaStar Life                          Present); and
                                                                      Insurance Company (July                     Conseco, Inc.
                                                                      1993 - September 2000);                     (September 2003 -
                                                                      Director of ReliaStar Life                  Present).
                                                                      Insurance Company of New
                                                                      York (April 1975 - December
                                                                      2001); Director of Northern
                                                                      Life Insurance Company
                                                                      (March 1985 - April 2000);
                                                                      and Chairman and Trustee of
                                                                      the Northstar affiliated
                                                                      investment companies (May
                                                                      1993 - 2001).



(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Director who is not an "interested person" of the Company, as defined in the 1940 Act, ("Independent Directors"), shall retire from service as a Director at the first regularly scheduled quarterly meeting of the Board that is held after the Director reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Director for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.
(2)  As of December 31, 2005.
(3) For the purposes of this table, "ING Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust and ING Partners, Inc.

(4) Shaun Mathews, Senior Vice President of ILIAC, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Messrs. McInerney and Turner are deemed to be "interested persons," as defined in the 1940 Act, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ILIAC and the Distributor, ING Financial Advisers, LLC.
(6) Mr. McInerney is also a director of the following investment companies; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc., therefore, for the purposes of this table with reference to Mr. McInerney, "ING Fund Complex" includes these investment companies.

OFFICERS


                                   POSITION(S) HELD WITH     TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND AGE                 COMPANY                  TIME SERVED(1)           DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President, Chief Executive   May 2003 - Present             President and Chief Executive
7337 East Doubletree Ranch Rd.  Officer and Chief Operating                                 Officer, ING Investments,
Scottsdale, Arizona 85258       Officer                                                     LLC(2) (December 2000 -
Age: 56                                                                                     Present).  Formerly, Senior
                                                                                            Executive Vice President and
                                                                                            Chief Operating Officer, ING
                                                                                            Investments, LLC(2) (April
                                                                                            1995 - December 2000); and
                                                                                            Executive Vice President, ING
                                                                                            Investments, LLC(2) (May 1998
                                                                                            - June 2000).

MICHAEL J. ROLAND               Executive Vice President     January 2005 - Present         Executive Vice President
7337 East Doubletree Ranch Rd.                                                              (December 2001 - Present) and
Scottsdale, Arizona 85258                                                                   Chief Compliance Officer
Age: 47                                                                                     (October 2004 - Present), ING
                                                                                            Investments, LLC(2).
                                                                                            Formerly, Chief Financial
                                                                                            Officer and Treasurer, ING
                                                                                            Investments, LLC (2)
                                                                                            (December 2001 - March 2005);
                                                                                            Senior Vice President, ING
                                                                                            Investments, LLC(2) (June
                                                                                            1998 - December 2001).

STANLEY D. VYNER                Executive Vice President     January 2005 - Present         Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Investments, LLC(2)  (July
Scottsdale, Arizona 85258                                                                   2000 - Present) and Chief
Age: 55                                                                                     Investment Risk Officer
                                                                                            (January 2003 - Present).
                                                                                            Formerly, Chief Investment
                                                                                            Officer of the International
                                                                                            Portfolios, ING Investments,
                                                                                            LLC(2) (August 2000 - January
                                                                                            2003); and Chief Executive
                                                                                            Officer, ING Investments,
                                                                                            LLC(2) (August 1996 - August
                                                                                            2000).

JOSEPH M. O'DONNELL             Chief Compliance Officer     January 2005 - Present         Chief Compliance Officer of
7337 East Doubletree Ranch Rd.                                                              the ING Funds (November 2004
Scottsdale, Arizona 85258                                                                   - Present). Formerly, Vice
Age: 51                                                                                     President, Chief Legal
                                                                                            Counsel, Chief Compliance
                                                                                            Officer and Secretary of
                                                                                            Atlas Securities, Inc., Atlas
                                                                                            Advisers, Inc. and Atlas
                                                                                            Funds (October 2001 - October
                                                                                            2004); and Chief Operating
                                                                                            Officer and General Counsel
                                                                                            of Matthews International
                                                                                            Capital Management LLC and
                                                                                            Vice President and Secretary
                                                                                            of Matthews International
                                                                                            Funds (August 1999 - May
                                                                                            2001).

TODD MODIC                      Senior Vice President,        March 2005 - Present          Senior Vice President, ING
7337 East Doubletree Ranch Rd.  Chief/Principal Financial                                   Funds Services (3) (April
Scottsdale, Arizona 85258       Officer & Assistant                                         2005 - Present).  Formerly,
Age: 38                         Secretary                                                   Vice President ING Funds
                                                                                            Services, LLC(3) (September
                                                                                            2002 - March 2005); Director
                                                                                            of Financial Reporting, ING
                                                                                            Investments, LLC(2) (March
                                                                                            2001 - September 2002); and
                                                                                            Director of Financial
                                                                                            Reporting, Axient
                                                                                            Communications, Inc. (May
                                                                                            2000 - January 2001).

KIMBERLY A. ANDERSON            Senior Vice President        January 2005 - Present         Senior Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Investments, LLC(2) (October
Scottsdale, Arizona 85258                                                                   2003 - Present). Formerly,
Age:  41                                                                                    Vice President and Assistant
                                                                                            Secretary, ING Investments,
                                                                                            LLC(2) (October 2001 -
                                                                                            October 2003); and Assistant
                                                                                            Vice President, ING Funds
                                                                                            Services, LLC(3) (November
                                                                                            1999 - January 2001).

ROBERT S. NAKA                  Senior Vice President        January 2005 - Present         Senior Vice President and
7337 East Doubletree Ranch Rd.                                                              Assistant Secretary, ING
Scottsdale, Arizona 85258                                                                   Funds Services, LLC(3)
Age:  42                                                                                    (October 2001 - Present).
                                                                                            Formerly, Senior Vice
                                                                                            President, ING Funds
                                                                                            Services, LLC(3) (August 1999
                                                                                            - October 2001).

ROBYN L. ICHILOV                Vice President and Treasurer January 2005 - Present         Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(3) (October
Scottsdale, Arizona 85258                                                                   2001 - Present) and ING
Age:  38                                                                                    Investments, LLC(2) (August
                                                                                            1997 - Present).

                                   POSITION(S) HELD WITH     TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND AGE                 COMPANY                  TIME SERVED(1)           DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON               Vice President               January 2005 - Present         Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(3) (September
Scottsdale, Arizona 85258                                                                   2004 - Present).  Formerly,
Age: 47                                                                                     Assistant Vice President, ING
                                                                                            Funds Services, LLC(3)
                                                                                            (October 2001 - September
                                                                                            2004); and Manager of Fund
                                                                                            Accounting and Fund
                                                                                            Compliance, ING Investments,
                                                                                            LLC(2) (September 1999 -
                                                                                            October 2001).

LAUREN D. BENSINGER             Vice President               January 2005 - Present         Vice President and Chief
7337 East Doubletree Ranch Rd.                                                              Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                                   Distributor, LLC(4) (July
Age:  51                                                                                    1995 - Present); and Vice
                                                                                            President, ING Investments,
                                                                                            LLC(2) (February 1996 -
                                                                                            Present). Formerly, Chief
                                                                                            Compliance Officer, ING
                                                                                            Investments, LLC(2) (October
                                                                                            2001 - October 2004).

LAURIE M. TILLINGHAST           Vice President               May 2003 - Present             Vice President, ING Life
151 Farmington Avenue                                                                       Insurance and Annuity
Hartford, Connecticut 06156                                                                 Company, (December 2000 -
Age: 53                                                                                     Present); Formerly, Vice
                                                                                            President, Aetna Retirement
                                                                                            Services, Fund Strategy and
                                                                                            Management, (December 1995 -
                                                                                            December 2000); and, Director
                                                                                            and President, ING Partners,
                                                                                            Inc. (November 1997 - May
                                                                                            2003).

MARY GASTON                     Vice President               March 2005 - Present           Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(3) (April 2005
Scottsdale, Arizona 85258                                                                   - Present). Formerly,
Age: 39                                                                                     Assistant Vice President
                                                                                            Financial Reporting, ING
                                                                                            Investments, LLC (2) (April
                                                                                            2004 - April 2005); Manager,
                                                                                            Financial Reporting, ING
                                                                                            Investments, LLC (2) (August
                                                                                            2002 - April 2004); and
                                                                                            Controller, Z Seven Fund,
                                                                                            Inc. and Ziskin Asset
                                                                                            Management, Inc. (January
                                                                                            2000 - March 2002).

SUSAN P. KINENS                 Assistant Vice President      January 2005 - Present        Assistant Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                   (December 2002 - Present);
Age: 28                                                                                     and has held various other
                                                                                            positions with ING Funds
                                                                                            Services, LLC(3) for more
                                                                                            than the last five years.

KIMBERLY K. PALMER              Assistant Vice President      January 2005 - Present        Assistant Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                   (August 2004 - Present).
Age: 48                                                                                     Formerly, Manager,
                                                                                            Registration Statements, ING
                                                                                            Funds Services, LLC(3) (May
                                                                                            2003 - August 2004);
                                                                                            Associate Partner, AMVESCAP
                                                                                            PLC (October 2000 - May
                                                                                            2003); and Director of
                                                                                            Federal Filings and Blue Sky
                                                                                            Filings, INVESCO Funds Group,
                                                                                            Inc. (March 1994 - May 2003).

HUEY P. FALGOUT, JR.            Secretary                    August 2003 - Present          Chief Counsel, ING Americas,
7337 East Doubletree Ranch Rd.                                                              U.S. Legal Services
Scottsdale, Arizona 85258                                                                   (September 2003 - Present).
Age: 42                                                                                     Formerly, Counsel, ING
                                                                                            Americas, U.S. Legal Services
                                                                                            (November 2002 - September
                                                                                            2003); and Associate General
                                                                                            Counsel of AIG American
                                                                                            General (January 1999 -
                                                                                            November 2002).

THERESA K. KELETY               Assistant Secretary          August 2003 - Present          Counsel, ING Americas, U.S.
7337 East Doubletree Ranch Rd.                                                              Legal Services (April 2003 -
Scottsdale, Arizona 85258                                                                   Present). Formerly, Senior
Age: 42                                                                                     Associate with Shearman &
                                                                                            Sterling (February 2000 -
                                                                                            April 2003); and Associate
                                                                                            with Sutherland Asbill &
                                                                                            Brennan (1996 - February
                                                                                            2000).

ROBIN R. NESBITT                Assistant Secretary          August 2004 - Present          Supervisor, Board Operations,
7337 East Doubletree Ranch Rd.                                                              ING Funds Services, LLC (3)
Scottsdale, Arizona 85258                                                                   (August 2003 - Present).
Age:  32                                                                                    Formerly, Senior Legal
                                                                                            Analyst, ING Funds Services,
                                                                                            LLC (3) (August 2002 - August
                                                                                            2003); Associate,
                                                                                            PricewaterhouseCoopers
                                                                                            (January 2001 - August 2001);
                                                                                            and Paralegal, McManis,
                                                                                            Faulkner & Morgan (May 2000 -
                                                                                            December 2000).


(1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

BOARD


The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS


The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a Charter approved by the Board.

BOARD COMMITTEES

EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Directors and two (2) Directors who are "interested persons," as defined in the 1940 Act. The following Directors serve as members of the Executive Committee:
Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005.

AUDIT COMMITTEE. The Board has an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Directors: Messrs. Earley, Kenny, Vincent, and Putnam. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the Adviser's usage of the Company's brokerage and the Adviser's compliance with changing regulation regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Directors: Messrs. May, Boyer, Patton, and Wedemeyer and Dr. Gitenstein. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.


In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Director: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.


The Nominating and Governance Committee consists of four (4) Independent
Directors: Messrs. May, Kenny and Wedemeyer and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committee to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Directors and one Director who is an "interested person," as defined in the 1940 Act of the Fund: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairperson of the domestic equity funds Investment Review Committee. The Investment Review Committee for the domestic equity funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the international and fixed income funds currently consists of five (5) Independent Directors and one Director who is an "interested person" as defined in the 1940 Act of the Fund:
Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairperson of the international and fixed-income funds Investment Review Committee. The Investment Review Committee for the international and fixed income funds held six (6) meetings during the fiscal year ended December 31, 2005.

COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Directors: Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairperson of the Committee. The Compliance Committee held seven (7) meetings during the fiscal year ended December 31, 2005.

CONTRACTS COMMITTEE. The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Directors specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Directors. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee operates pursuant to a Charter approved by the Board. The Contracts Committee currently consists of five (5) Independent Directors: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairperson of the Committee. The Contracts Committee held six
(6) meetings during the fiscal year ended December 31, 2005.

COMPENSATION OF DIRECTORS

Each Portfolio pays each Director who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000 and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by the Fund is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios/funds managed by the investment adviser or its affiliates, Directed Services, Inc. and ING Investments, LLC, for which the Directors serve in common as Trustees/Directors.

The following table sets forth information provided by ILIAC, the Portfolios' adviser, regarding compensation of Directors by each Portfolio (except ING Baron Asset, ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Pioneer High Yield, ING Templeton Foreign Equity and ING UBS U.S. Small Cap Growth Portfolios) and other portfolios managed by ILIAC and its affiliates for the fiscal year ended December 31, 2005. For ING Baron Asset, ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Pioneer High Yield, ING Templeton Foreign Equity and ING UBS U.S. Small Cap Growth, the following table sets forth information provided by ILIAC regarding estimated future compensation of Directors by those Portfolios and other portfolios managed by ILIAC and its affiliates for the fiscal year ended December 31, 2006. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from a Portfolio or any other funds managed by ILIAC or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

                               COMPENSATION TABLE

The following table describes the compensation received by the Directors for the calendar year ended December 31, 2005.



                            AMERICAN
                            CENTURY                 AMERICAN
                             LARGE     AMERICAN   CENTURY SMALL                         COLUMBIA
       NAME OF PERSON,      COMPANY    CENTURY      - MID CAP     BARON   BARON SMALL   SMALL CAP   DAVIS VENTURE  FUNDAMENTAL
          POSITION           VALUE      SELECT        VALUE       ASSET   CAP GROWTH    VALUE II        VALUE       RESEARCH
    --------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty (1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E. Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director

                            GOLDMAN  GOLDMAN                           LORD ABBETT
                           SACHS(R)  SACHS(R)                JPMORGAN     U.S.
        NAME OF PERSON,     CAPITAL STRUCTURED   JPMORGAN     MID CAP  GOVERNMENT   MFS CAPITAL     NEUBERGER       NEUBERGER
          POSITION          GROWTH   EQUITY    INTERNATIONAL  VALUE    SECURITIES  OPPORTUNITIES  BERMAN PARTNERS BERMAN REGENCY
    ----------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty(1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E. Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director

                                                                                  SALOMON    SALOMON
         NAME OF             OPCAP               OPPENHEIMER PIMCO                BROTHERS   BROTHERS   T. ROWE PRICE
         PERSON,            BALANCED OPPENHEIMER  STRATEGIC  TOTAL  PIONEER HIGH AGGRESSIVE LARGE CAP  DIVERSIFIED MID T. ROWE PRICE
        POSITION             VALUE     GLOBAL      INCOME    RETURN    YIELD       GROWTH    GROWTH      CAP GROWTH    GROWTH EQUITY
    --------------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty(1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E.
    Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director

                                                                               PENSION OR
                                                                               RETIREMENT                   TOTAL COMPENSATION
                                                                                BENEFITS       ESTIMATED     FROM REGISTRANT
                          TEMPLETON  UBS U.S.  UBS U.S.            VAN KAMPEN ACCRUED AS PART   ANNUAL          AND FUND
      NAME OF PERSON,     FOREIGN   LARGE CAP SMALL CAP VAN KAMPEN EQUITY AND    OF FUND      BENEFITS UPON  COMPLEX PAID TO
         POSITION          EQUITY    EQUITY    GROWTH    COMSTOCK    INCOME      EXPENSES     RETIREMENT(3)  DIRECTORS(4)(5)
    ---------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty(1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E. Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director



     (1)  Retired as a Director on December 31, 2004.
     (2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of ILIAC, the investment adviser and the Distributor, ING Financial Advisers, LLC. Officers and Directors who are interested persons do not receive any compensation from the Portfolios.
     (3) The Board has adopted a retirement policy under which a Director who has served as an Independent Director for five years or more will be paid by the Company at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director for one year of service.
     (4) Represents compensation from 177 funds (total in complex as of December 31, 2005).

     (5) Director compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

OWNERSHIP OF PORTFOLIO SHARES


Set forth in the table below is information regarding each Director's ownership of equity securities of a Portfolio of the Company and the aggregate holdings of shares of equity securities of all Portfolios of the Fund for the calendar year ended December 31, 2005.



                                                                  AGGREGATE DOLLAR RANGE OF
                                 DOLLAR RANGE OF EQUITY            EQUITY SECURITIES IN ALL
                                   SECURITIES IN EACH    REGISTERED INVESTMENT COMPANIES OVERSEEN BY
          NAME OF DIRECTOR        PORTFOLIO OF THE FUND   DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
John V. Boyer
J. Michael Earley
R. Barbara Gitenstein
Patrick W. Kenny
Walter H. May
Jock Patton
David W. C. Putnam
Roger B. Vincent
Richard A. Wedemeyer
DIRECTORS WHO ARE "INTERESTED
PERSONS"
Thomas J. McInerney
John G. Turner


INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES


Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Company's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2005.



                             NAME OF OWNERS
                            AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
     NAME OF DIRECTOR          TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
--------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER                      N/A               N/A                N/A               $  0              N/A
J. MICHAEL EARLEY                  N/A               N/A                N/A               $  0              N/A
R. BARBARA GITENSTEIN              N/A               N/A                N/A               $  0              N/A
PATRICK W. KENNY                   N/A               N/A                N/A               $  0              N/A
WALTER H. MAY                      N/A               N/A                N/A               $  0              N/A
JOCK PATTON                        N/A               N/A                N/A               $  0              N/A
DAVID W. C. PUTNAM                 N/A               N/A                N/A               $  0              N/A
ROGER B. VINCENT                   N/A               N/A                N/A               $  0              N/A
RICHARD A. WEDEMEYER               N/A               N/A                N/A               $  0              N/A

                                 CODE OF ETHICS


The Board of the Portfolios, ILIAC (as Adviser) and the Distributor (as principal underwriter) have adopted a Code of Ethics or written supervisory procedures in accordance with Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to trading activity by a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information. Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             PROXY VOTING PROCEDURES

The Board has adopted procedures to govern the voting of proxies relating to the Company's portfolio securities. The procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, policies and guidelines for voting on a variety of issues to be used with respect to the Company. An independent proxy voting service has been retained to assist in the voting of Company proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Committee to oversee the implementation of the Company's proxy voting procedures. A copy of the proxy voting procedures of the Company, including those of the Adviser, is attached hereto as Appendix B. Information regarding how the Company votes proxies relating to portfolio securities for the one year period ending June 30th will be made available no later than August 31, of each year, through the Company's website at www.ingfunds.com or by accessing the SEC's website at http://www.sec.gov.


               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES


The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and makes it available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G., a Portfolio will post the quarter-ending June 30 holdings on August 1).

Each Portfolio also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month. Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view on ING's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, a Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio's disclosure of its portfolio holdings may include disclosure:


     - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions;
     - To financial printers for the purpose of preparing Portfolio regulatory filings;
     -  For the purpose of due diligence regarding a merger or acquisition;
     - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the

        Portfolio than is posted on the Portfolios' website;
     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Fund's Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' investment adviser, sub-adviser, principal underwriter or any affiliated person of a Portfolio, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Fund's Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the investment adviser, sub-adviser, principal underwriter and their affiliates. The Fund's Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Fund's Board regarding the implementation of the Policies.


The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:


                                                                            TIME LAG BETWEEN DATE OF
                                                                              INFORMATION AND DATE
PARTY                             PURPOSE                  FREQUENCY         INFORMATION RELEASED
----------------------------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting & Class       Daily               None
Services, Inc.               Action Services

Charles River Development    Compliance                 Daily               None

All of the arrangements in the table above are subject to the Policies adopted by the Fund's Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Fund's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Fund's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the

Portfolios, the investment adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Shares of the Portfolios maybe offered to by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. ING Life Insurance and Annuity Company, Reliastar Life Insurance and Annuity Company, Reliastar Life Insurance and Annuity Company of New York, ING USA Annuity and Life Insurance Company, ING Lifestyle Growth Portfolio and ING Partners, Inc. Seed Shares, may be deemed a control person of the Fund in that certain of their separate accounts hold more than 25% of the shares of each Portfolio of the Fund. Similarly, ING National Trust may be deemed a control person in that it holds more than 25% of the shares of certain Portfolios of the Fund as custodian for certain qualified retirement plans.

As of March 15, 2006, the following owned of record or, to the knowledge of the Fund, beneficially owned more than 5% or more of the outstanding shares of:



PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING AMERICAN
CENTURY LARGE
COMPANY VALUE
     Initial
     Service
     Adviser

ING AMERICAN
CENTURY SELECT
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING AMERICAN
CENTURY LARGE
COMPANY VALUE
     Initial
     Service
     Adviser

ING AMERICAN
CENTURY SELECT
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING AMERICAN
CENTURY SMALL -
MID CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING AMERICAN
CENTURY SMALL -
MID CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING BARON ASSET
     Initial
     Service
     Adviser

ING BARON SMALL
CAP GROWTH
     Initial
     Service
     Adviser

ING COLUMBIA SMALL
CAP VALUE II
     Initial
     Service
     Adviser

ING DAVIS VENTURE
VALUE
     Initial
     Service
     Adviser

ING FUNDAMENTAL
RESEARCH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
CAPITAL

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING BARON ASSET
     Initial
     Service
     Adviser

ING BARON SMALL
CAP GROWTH
     Initial
     Service
     Adviser

ING COLUMBIA SMALL
CAP VALUE II
     Initial
     Service
     Adviser

ING DAVIS VENTURE
VALUE
     Initial
     Service
     Adviser

ING FUNDAMENTAL
RESEARCH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
CAPITAL

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
GROWTH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
STRUCTURED EQUITY
     Initial
     Service
     Adviser

ING JPMORGAN
INTERNATIONAL
     Initial
     Service
     Adviser

ING JPMORGAN MID
CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
GROWTH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
STRUCTURED EQUITY
     Initial
     Service
     Adviser

ING JPMORGAN
INTERNATIONAL
     Initial
     Service
     Adviser

ING JPMORGAN MID
CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING LORD ABBETT
U.S. GOVERNMENT
SECURITIES
     Initial
     Service
     Adviser

ING MFS CAPITAL
OPP.
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN PARTNERS
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN REGENCY
     Initial
     Service
     Adviser

ING OPCAP BALANCED
VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING LORD ABBETT
U.S. GOVERNMENT
SECURITIES
     Initial
     Service
     Adviser

ING MFS CAPITAL
OPP.
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN PARTNERS
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN REGENCY
     Initial
     Service
     Adviser

ING OPCAP BALANCED
VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER
GLOBAL
     Initial
     Service
     Adviser

ING OPPENHEIMER
STRATEGIC INCOME
     Initial
     Service
     Adviser

ING PIMCO TOTAL
RETURN
     Initial
     Service
     Adviser

ING PIONEER HIGH
YIELD
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS
AGGRESSIVE GROWTH
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS LARGE CAP
GROWTH

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING OPPENHEIMER
GLOBAL
     Initial
     Service
     Adviser

ING OPPENHEIMER
STRATEGIC INCOME
     Initial
     Service
     Adviser

ING PIMCO TOTAL
RETURN
     Initial
     Service
     Adviser

ING PIONEER HIGH
YIELD
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS
AGGRESSIVE GROWTH
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS LARGE CAP
GROWTH

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
     Initial
     Service
     Adviser

ING T. ROWE PRICE
DIVERSIFIED MID
CAP GROWTH
     Initial
     Service
     Adviser

ING T. ROWE PRICE
GROWTH EQUITY
     Initial
     Service
     Adviser

ING TEMPLETON
FOREIGN EQUITY
     Initial
     Service
     Adviser

ING UBS LARGE CAP
EQUITY
     Initial
     Service
     Adviser

ING UBS U.S. SMALL
CAP GROWTH
     Initial

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
     Initial
     Service
     Adviser

ING T. ROWE PRICE
DIVERSIFIED MID
CAP GROWTH
     Initial
     Service
     Adviser

ING T. ROWE PRICE
GROWTH EQUITY
     Initial
     Service
     Adviser

ING TEMPLETON
FOREIGN EQUITY
     Initial
     Service
     Adviser

ING UBS LARGE CAP
EQUITY
     Initial
     Service
     Adviser

ING UBS U.S. SMALL
CAP GROWTH
     Initial

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
     Service
     Adviser

ING VAN KAMPEN
COMSTOCK
     Initial
     Service
     Adviser

ING VAN KAMPEN
EQUITY AND INCOME
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
     Service
     Adviser

ING VAN KAMPEN
COMSTOCK
     Initial
     Service
     Adviser

ING VAN KAMPEN
EQUITY AND INCOME
     Initial
     Service
     Adviser


The Fund has no knowledge of any other owners of record of 5% or more than the outstanding shares of a Portfolio. Shareholders owning more than 25% or more of the outstanding shares of a Portfolio may take actions without the approval of other investors in the Fund. See "Voting Rights" below.

The Adviser is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). The Adviser's principal office and offices of its affiliated companies referred to herein are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The Directors and Officers of the Fund as a group owned less than 1% of the outstanding shares of any Portfolio of the Fund as of March 15, 2006.

                                     ADVISER

ILIAC serves as the adviser to the Portfolios pursuant to an investment advisory agreement ("Investment Advisory Agreement") between ILIAC and the Company. ILIAC's principal address is 151 Farmington Avenue, Hartford, CT 06156. ILIAC is a Connecticut Corporation that is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ILIAC is registered with the SEC as an investment adviser.

Under the Investment Advisory Agreement and subject to the authority of the Board, ILIAC has the overall responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by each Portfolio, and place trades on behalf of each Portfolio, or delegate such responsibility to one or more Sub-Advisers; (ii) supervise all aspects of the operations of the Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or sub-custodians of each Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each Sub-Adviser for the Portfolios and the Sub-Advisers' compliance programs to ensure that the Portfolio's assets are invested in compliance with the Sub-advisory Agreement and the Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Portfolio, as filed with the SEC under the 1933 Act and the 1940 Act; (v) allocate Portfolio assets among the Sub-Advisers; (vi) review all data and financial reports prepared by each Sub-Adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with each Sub-Adviser to share information it obtains with each Sub-Adviser concerning the effect of developments and data on the investment program maintained by the Sub-Adviser; (viii) oversee all matters relating to the offer and sale of the Portfolios' shares, the Fund's corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolios for services to the Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolios' operations; and (ix) take other actions that appear to ILIAC and the Board to be necessary.


The Investment Advisory Agreement provides that ILIAC shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Fund who are employees of ILIAC or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Fund or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors,
(ii) a majority vote of the outstanding voting securities of that Portfolio, or
(iii) ILIAC. The Investment Advisory Agreement terminates automatically in the event of assignment.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS


In considering the Investment Advisory Agreement and each Sub-Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant. For information regarding the basis for the Board's approval of the investment advisory and sub-advisory contracts for each Portfolio except ING Columbia Small Cap Value II and ING UBS U.S. Small Cap Growth, please refer to the annual shareholder report dated December 31, 2005.

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to approving ING Columbia Small Cap Value II and ING UBS U.S. Small Cap Growth's current Investment Management Agreement and each Sub-Advisory Agreement.

[15c info to come for Columbia and UBS]

ADVISORY FEES

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays ILIAC, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:

PORTFOLIO                                              ANNUAL ADVISORY FEE
------------------------------------------------------------------------------------------------------------------------
ING American Century Large Company Value               0.80% of  the Portfolio's average daily net assets
ING American Century Select (1)                        0.64% of the Portfolio's  average daily net assets
ING American Century Small - Mid Cap Value             1.00% of the Portfolio's  average daily net assets
ING Baron Asset                                        0.95% of the Portfolio's  average daily net assets
ING Baron Small Cap Growth                             0.85% of the Portfolio's  average daily net assets
ING Columbia Small Cap Value II                        [0.75% of the Portfolio's  average daily net assets]
ING Davis Venture Value                                0.80% of the Portfolio's  average daily net assets
ING Fundamental Research                               0.60% of the Portfolio's  average daily net assets
ING Goldman Sachs(R)Capital Growth                     [0.80% of the Portfolio's  average daily net assets]
ING Goldman Sachs(R)Structured Equity                  0.70% of the Portfolio's  average daily net assets
ING JPMorgan International                             0.80% of the Portfolio's  average daily net assets
ING JPMorgan Mid Cap Value                             0.75% of the Portfolio's  average daily net assets
ING Lord Abbett U.S. Government Securities             0.47% on the first $250 million the Portfolio's average daily net assets; and
                                                       0.45% of the  Portfolio's  average  daily net assets in excess of  $250 million
ING MFS Capital Opportunities                          0.65% of the Portfolio's average daily net assets
ING Neuberger Berman Partners                          0.60% of the Portfolio's average daily net assets
ING Neuberger Berman Regency                           0.75% of the Portfolio's average daily net assets
ING OpCap Balanced Value                               0.80% of the Portfolio's average daily net assets
ING Oppenheimer Global                                 0.60% of the Portfolio's average daily net assets
ING Oppenheimer Strategic Income                       0.50% of the first  $6.5  billion of the  Portfolio's  average daily net assets;
                                                       0.475% of the next $5 billion of the Portfolio's average daily net assets;
                                                       0.45% of the next $5 billion of the Portfolio's average daily net assets; and
                                                       0.43% of the Portfolio's average daily net assets in excess of
                                                       $7.5 billion.
ING PIMCO Total Return                                 0.50% of the Portfolio's average daily net assets
ING Pioneer High Yield                                 0.60% on the first $5 billion of the Portfolio's average
                                                       daily net assets;
                                                       0.50% on the next $2 billion of the Portfolio's average daily net assets;
                                                       0.40% on the next $2 billion of the Portfolio's average daily net assets; and
                                                       0.30% of the Portfolio's average daily net assets in
                                                       excess of $9 billion
ING Salomon Brothers Aggressive Growth                 0.70% on the first  $500  million of the  Portfolio's  average daily net assets; and
                                                       0.65% of the  Portfolio's  average  daily net assets in excess of $500 million
ING Salomon Brothers Large Cap Growth(1)               0.64% of  the Portfolio's average daily net assets
ING T. Rowe Price Diversified Mid Cap Growth(1)        0.64% of the Portfolio's average daily net assets
ING T. Rowe Price Growth Equity                        0.60% of the Portfolio's average daily net assets
ING Templeton Foreign Equity                           0.80% on the first $500 million of the Portfolio's average daily net assets; and
                                                       0.75% of the Portfolio's average daily net assets in excess of $500 million
ING UBS U.S. Large Cap Equity                          0.70% of the first $500  million of average  daily net assets;
                                                       and
                                                       0.65% of the  Portfolio's  average  daily net assets in excess of $500 million
ING UBS U.S. Small Cap Growth                          0.90% of the Portfolio's average daily net assets

ING Van Kampen Comstock                                0.60% of  the Portfolio's average daily net assets
ING Van Kampen Equity and Income(1)                    0.55% of  the Portfolio's average daily net assets



TOTAL ADVISORY FEES PAID

The following chart sets forth the total amounts the Portfolios paid to ILIAC for the fiscal years ended December 31, 2005, 2004, and 2003:



PORTFOLIO                                                 2005                2004               2003
---------------------------------------------------------------------------------------------------------
ING American Century Large Company Value                                 $     600,989      $     471,319
ING American Century Select                                              $     466,751      $     396,225
ING American Century Small - Mid Cap Value                               $     446,097      $     131,387
ING Baron Asset                                            N/A*                    N/A*               N/A*
ING Baron Small Cap Growth                                               $     829,684      $     274,377
ING Columbia Small Cap Value II                            N/A*                    N/A*               N/A*
ING Davis Venture Value (1)                                              $     586,884      $     405,803
ING Fundamental Research                                                 $     269,770      $     221,833
ING Goldman Sachs(R)Capital Growth                                       $     784,733      $     742,100
ING Goldman Sachs(R)Structured Equity                                    $     701,464      $     415,240
ING JPMorgan International                                               $   3,309,152      $   2,330,100
ING JPMorgan Mid Cap Value                                               $     493,709      $     112,921
ING Lord Abbett U.S. Government Securities                 N/A*                    N/A*               N/A*
ING MFS Capital Opportunities                                            $   1,546,319      $   1,460,713
ING Neuberger Berman Partners                              N/A*                    N/A*               N/A*
ING Neuberger Berman Regency                               N/A*                    N/A*               N/A*
ING OpCap Balanced Value                                                 $   1,260,349      $     948,421
ING Oppenheimer Global                                                   $     512,015      $      68,322
ING Oppenheimer Strategic Income                                         $      60,390                N/A*
ING PIMCO Total Return                                                   $     694,763      $     372,892
ING Pioneer High Yield                                     N/A*                    N/A*               N/A*
ING Salomon Brothers Aggressive Growth                                   $   4,950,076      $   3,698,056
ING Salomon Brothers Large Cap Growth                                    $     291,651      $     191,249
ING T. Rowe Price Diversified Mid Cap Growth                             $   1,493,794      $   1,010,653
ING T. Rowe Price Growth Equity                                          $   5,140,231      $   3,358,923
ING Templeton Foreign Equity                               N/A*                    N/A*               N/A*
ING UBS U.S. Large Cap Equity                                            $   1,823,652      $   1,752,445
ING UBS U.S. Small Cap Growth                              N/A*                    N/A*               N/A*
ING Van Kampen Comstock                                                  $   1,543,833      $     575,599
ING Van Kampen Equity and Income                                         $     401,197      $     155,375


*The Portfolios had not commenced investment operations during the above periods.

(1)  Prior to October 31, 2005, SaBAM sub-advised the Portfolio.

                                  SUB-ADVISERS

ILIAC has engaged the services of certain sub-advisers to provide Sub-Advisory services to the Portfolios. ILIAC and each Sub-Adviser have entered into Sub-Advisory Agreements which were approved by the Directors.

Each Sub-Advisory Agreement remains in effect for an initial two-year period and from year-to-year therefore if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund, ILIAC or any Sub-Adviser, in person, at a meeting called for that purpose. Each Sub-Advisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the respective Portfolio, (iii) ILIAC, or (iv) the relevant Sub-Adviser. Each Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with ILIAC. Under each Sub-Advisory Agreement, the Sub-Adviser supervises the investment and reinvestment of cash and securities comprising the assets of the relevant Portfolio. Each Sub-Advisory Agreement also directs the Sub-Adviser to
(a) determine the securities to be purchased or sold by the Portfolios, and (b) take any actions necessary to carry out its investment sub-advisory responsibilities. Each Sub-Adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.


The Fund and the Adviser have received an exemptive order from the SEC that permits the Adviser, with the approval of the Board of Directors of the Fund, to replace a Sub-Adviser for a Portfolio, as well as change the terms of a sub-advisory agreement, without submitting the investment sub-advisory agreement to a vote of the Portfolio's shareholders. The Fund will notify shareholders in the event of any change in the identity of the Sub-Adviser of a Portfolio and will change the name of the Portfolio when applicable.


The Adviser retains overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and each Portfolio's respective investment objectives. In addition, ILIAC will consult with and assist each Sub-Adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by such Sub-Adviser to the Fund's Board of Directors. For services rendered, the Adviser pays each Sub-Adviser a monthly fee as follows.

SUB-ADVISORY FEES



ING American Century Large Company Value                     0.40%  on  the  first  $500  million  of  the  Portfolio's average daily net assets;
                                                             0.35% on the next $500 million of the Portfolio's  average daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of  $1 billion(1)

ING American Century Select                                  0.40%  on  the  first  $500  million  of  the  Portfolio's average daily net assets;
                                                             0.35% on the next $500 million of the Portfolio's  average daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of $1 billion(1)

ING American Century Small - Mid Cap Value                   [0.65% on first $50  million  of the  Portfolio's  average daily net assets;
                                                             0.60%  on next  $50  million  of the  Portfolio's  average daily net assets;
                                                             0.55% on next  $100  million  of the  Portfolio's  average daily net assets;
                                                             0.50%  on next  $50  million  of the  Portfolio's  average daily net assets;
                                                             0.45% on next  $100  million  of the  Portfolio's  average daily net assets;
                                                             0.40% on assets thereafter]

ING Baron Asset                                              0.60% on all assets of the  Portfolio's  average daily net assets

ING Baron Small Cap Growth                                   0.60% on all assets of the  Portfolio's  average daily net assets

ING Columbia Small Cap Value II                              [0.60% on first $500 million of the Portfolio's average
                                                             daily net assets
                                                             0.55% on assets thereafter]

ING Davis Venture Value                                      0.43% on first  $150  million of the  Portfolio's  average daily net assets;
                                                             0.40% on next  $350  million  of the  Portfolio's  average daily net assets; and
                                                             0.35% on assets thereafter

ING Fundamental Research                                     0.27% on all assets of the  Portfolio's  average daily net assets

ING Goldman Sachs(R)Capital Growth                           0.40%  on the  first  $350  million  of  the  Portfolio's
                                                             average daily net assets; and
                                                             0.35% thereafter

ING Goldman Sachs(R)Structured Equity                        0.35%  on  the  first  $150  million  of  the  Portfolio's average daily net assets; and
                                                             .30% thereafter

ING JPMorgan International                                   0.60% on the first $100 million of the Portfolio's
                                                             average daily net assets;
                                                             0.40% on the next $200 million of the Portfolio's average
                                                             daily net assets;
                                                             0.35% on the next $200 million of the Portfolio's  average daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of  $500 million

ING JPMorgan Mid Cap Value                                   0.55% on the first $50 million of the Portfolio's  average daily net assets;
                                                             0.50% on the next $50 million of the  Portfolio's  average daily net assets; and
                                                             0.45% of the  Portfolio's  average  daily  net  assets  in excess of  $100 million

ING Lord Abbett U.S. Government Securities                   0.25% on first $50 million of the Portfolio's average
                                                             daily net assets;
                                                             0.225 on next $50 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.20% above $100 million of the Portfolio's average daily
                                                             net assets in excess of

ING MFS Capital Opportunities                                0.35% on the first $500 million of aggregate average
                                                             daily net assets under management;
                                                             0.30% on the next $1 billion of the Portfolio's average
                                                             daily net assets; and
                                                             0.25% of the Portfolio's average daily net assets in
                                                             excess of  $1.5 billion(2)

ING Neuberger Berman Partners                                0.35% on first $1 billion of the Portfolio's average
                                                             daily net assets;
                                                             0.30% on next $500 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.25% of the Portfolio's average daily net assets in
                                                             excess of  $1.5 billion

ING Neuberger Berman Regency                                 0.45% on first $250 million of the Portfolio's average
                                                             daily net assets;
                                                             0.40% on next $750 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.35% of the Portfolio's average daily net assets in
                                                             excess of $1billion

ING OpCap Balanced Value                                     0.40% on the first $100 million of the Portfolio's
                                                             average daily net assets; and
                                                             0.30% thereafter

ING Oppenheimer Global                                       0.23% of the Portfolio's average daily net assets (3)

ING Oppenheimer Strategic Income                             0.23% of the Portfolio's average daily net assets (3)

ING PIMCO Total Return                                       0.25% of the Portfolio's average daily net assets

ING Pioneer High Yield                                       0.35% on first $250 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.30% of the Portfolio's average daily net assets in
                                                             excess of $250 million

ING Salomon Brothers Aggressive Growth                       0.35% on assets below $500 million of the Portfolio's
                                                             average daily net assets;
                                                             0.30% from $500 million to $2 billion in assets of the
                                                             Portfolio's average daily net assets; and
                                                             0.25% of the  Portfolio's  average  daily  net  assets  in excess of $2 billion(4)

ING Salomon Brothers Large Cap Growth                        0.35% on assets below $500 million of the Portfolio's
                                                             average daily net assets;
                                                             0.30% from $500 million to $2 billion of the Portfolio's
                                                             average daily net assets; and
                                                             0.25% of the  Portfolio's  average  daily  net  assets  in excess of $2 billion(4)

ING T. Rowe Price Diversified Mid Cap Growth                 0.50% on the first $250 million of the Portfolio's
                                                             average daily net assets;
                                                             0.45% on the next $500 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.40% thereafter(5)

ING T. Rowe Price Growth Equity                              0.40% on the first $250 million of the Portfolio's
                                                             average daily net assets;
                                                             0.375% on the next $250 million of the Portfolio's
                                                             average daily net assets; and
                                                             0.35% of the  Portfolio's  average  daily  net  assets  in excess of $500 million(5)

ING Templeton Foreign Equity                                 0.625% on first $50 million of the Portfolio's average
                                                             daily net assets;
                                                             0.465% on next $150 million of the Portfolio's average
                                                             daily net assets;
                                                             0.375% above $300 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.35% of the Portfolio's average daily net assets in
                                                             excess of $500 million(6)

ING UBS U.S. Large Cap Equity                                0.30% on the first $100 million of the Portfolio's
                                                             average daily net assets;
                                                             0.27% on the next $100 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.25% of the  Portfolio's  average  daily  net  assets  in excess of $200 million

ING UBS U.S. Small Cap Growth                                0.60% on first $150 million of the Portfolio's average
                                                             daily net assets;
                                                             0.55% on next $150 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.50% of the Portfolio's average daily net assets in
                                                             excess of $300 million

ING Van Kampen Comstock                                      0.35% on the first $2 billion of the Portfolio's average
                                                             daily net assets;
                                                             0.32% on the next $1 billion of the Portfolio's average
                                                             daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of $3 billion(7)

ING Van Kampen Equity and Income                             0.30% on the first $250 million of the Portfolio's
                                                             average daily net assets;
                                                             0.25% on the next $300 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.20% of the  Portfolio's  average  daily  net  assets  in excess of $550 million


(1) Based on aggregate assets of ING American Century Large Company Value and ING American Century Select. The fee on the first $500 million will be reduced to 0.35% if cumulative U.S. large cap assets (includes ING American Century Large Company Value and ING American Century Select) under management sub-advised by American Century exceed $650 million.

(2) For purposes of applying the fee schedule, assets of all ING affiliated portfolios that are sub-advised by Massachusetts Financial Services Company are considered when calculating aggregate average daily net assets under management.
(3) If the combined aggregate asset levels fail to exceed $1 billion for all combined Portfolios sub-advised by Oppenheimer, such fees will revert to 0.30% on all assets.
(4) Based on aggregate assets of ING Salomon Brothers Aggressive Growth and ING Salomon Brothers Large Cap Growth.
(5)  The Portfolio will be combined with three other portfolios sub-advised by
     T. Rowe Price in ING Partners, Inc. and ING Investors Trust in calculating the discount offered by T. Rowe Price as a group fee waiver. For aggregate assets between $750 million and $1.5 billion there will be a 5% discount, for aggregate assets between $1.5 billion and $3.0 billion there will be a 7.5% discount and for aggregate assets greater than $3.0 billion, there will be a 10% discount.
(6) Based on the aggregated assets of ING Templeton Foreign Equity and ING Templeton Global Growth Portfolio, a series of ING Investors Trust.
(7) Based on the aggregated assets of ING Van Kampen Comstock and ING Van Kampen Equity Growth Portfolio, a series of ING Investors Trust.

TOTAL SUB-ADVISORY FEES PAID

The following chart sets forth the total amounts ILIAC paid to each Sub-Adviser for the fiscal years ended December 31, 2005, 2004, and 2003:



                SUB-ADVISER NAME                      2005              2004          2003
-----------------------------------------------------------------------------------------------
American Century                                                   $   393,321    $      96,785
BAMCO                                                              $   585,660    $     193,678
CMA                                                       *                   *                *
Davis                                                                         *                *
DSI(1)                                                             $    10,710    $     110,916
Fred Alger Management, Inc.(2)                                     $   725,326    $     704,877
Goldman Sachs                                                      $   766,179    $     600,496
ING IM(3)                                                          $   111,500                 *
JPMIM                                                              $   352,221    $      82,809
JP Morgan                                                          $ 1,794,491    $   1,362,424
Lord Abbett                                                                   *                *
MFS(4)                                                             $   959,850    $   1,387,844
Neuberger Berman                                                              *                *
OpCap                                                              $   572,631    $     455,658
PIMCO                                                              $   347,381    $     186,447
Pioneer                                                                       *                *
SaBAM(5)                                                           $ 2,998,892    $   2,280,964
T. Rowe                                                            $ 3,311,256    $   2,109,528
Templeton                                                                     *                *
UBS Global AM(6)                                                   $   524,835                 *
UBS Global US(7)                                                   $    36,504    $      86,317
Van Kampen MSIM                                                    $  116,6158    $     402,617


* The Portfolios had not commenced investment operations during the above periods.

(1) DSI sub-advised ING Fundamental Research through January 23, 2004. DSI was replaced by ING IM.
(2) Fred Alger Management, Inc. sub-advised ING Alger Aggressive Growth, ING Alger Capital Appreciation and ING Alger Growth through November 7, 2004.
(3) ING IM began sub-advising ING Fundamental Research beginning January 23, 2004. (4)MFS sub-advised ING MFS Global Growth through November 7, 2004.
(5) SaBAM sub-advised ING Salomon Brothers Investors Value through November 7, 2004. SaBAM sub-advised ING Davis Venture Value through October 31, 2005.

Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates, as well as SaBAM, are not affiliated with Citigroup.

(6) UBS Global AM serves as sub-adviser to the ING UBS U.S. Large Cap Equity, formerly known as the ING MFS Research Equity, which was managed by MFS until April 30, 2004.
(7) UBS Global Asset Management (US) Inc. sub-advised ING UBS U.S. Allocation through November 7, 2004.

                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                        OTHER ACCOUNTS
                       --------------------------------------------------------------------------------------
PORTFOLIO              NUMBER OF                        NUMBER OF     TOTAL       NUMBER OF
MANAGER                ACCOUNTS      TOTAL ASSETS       ACCOUNTS      ASSETS      ACCOUNTS     TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
Mark Mallon

Charles A. Ritter

Brendan Healy


* None of these accounts has an advisory fee based on the performance of the account.


POTENTIAL CONFLICTS OF INTEREST


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.


Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.


For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


BASE SALARY - Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS - A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.


With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the ING American Century Large Company Value Portfolio.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.


RESTRICTED STOCK PLANS - Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS - Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio maanger as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.



                                                DOLLAR RANGE OF
PORTFOLIO MANAGER                               PORTFOLIO SHARES OWNED
-----------------                               ----------------------
Mark Mallon
Charles A. Ritter
Brendan Healy


ING AMERICAN CENTURY SELECT PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2005.



                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                        OTHER ACCOUNTS
                       --------------------------------------------------------------------------------------
PORTFOLIO              NUMBER OF                        NUMBER OF     TOTAL       NUMBER OF
MANAGER                ACCOUNTS      TOTAL ASSETS       ACCOUNTS      ASSETS      ACCOUNTS     TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
John R. Sykora

Keith Lee


* None of these accounts has an advisory fee based on the performance of the account.


POTENTIAL CONFLICTS OF INTEREST


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY - Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS - A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.


With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the ING American Century Select Portfolio.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.


RESTRICTED STOCK PLANS - Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS - Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each team member as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.



                                        DOLLAR RANGE OF
PORTFOLIO MANAGER                   PORTFOLIO SHARES OWNED
-----------------                   ----------------------
John R. Sykora
Keith Lee



ING AMERICAN CENTURY SMALL - MID CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2005.



                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                        OTHER ACCOUNTS
                       --------------------------------------------------------------------------------------
PORTFOLIO              NUMBER OF                        NUMBER OF     TOTAL       NUMBER OF
MANAGER                ACCOUNTS      TOTAL ASSETS       ACCOUNTS      ASSETS      ACCOUNTS     TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
Benjamin Z. Giele

Kevin Laub

Phillip N. Davidson

Scott A. Moore

Michael Liss


* None of these accounts has an advisory fee based on the performance of the account.


POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


BASE SALARY - Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS - A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the ING American Century Small - Mid Cap Value Portfolio.


A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.


RESTRICTED STOCK PLANS - Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS - Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each team member as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.



                                        DOLLAR RANGE OF
PORTFOLIO MANAGER                    PORTFOLIO SHARES OWNED
----------------                     ----------------------
Benjamin Z. Giele
Kevin Laub
Phillip N. Davidson
Scott A. Moore
Michael Liss



ING BARON ASSET PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                COMPANIES                        VEHICLES                          OTHER ACCOUNTS
                ----------------------------------------------------------------------------------------
                                                                                            TOTAL ASSETS
  PORTFOLIO      NUMBER OF     TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF     (IN
  MANAGER        ACCOUNTS     (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   MILLIONS)(1)
--------------------------------------------------------------------------------------------------------
Ronald Baron

Andrew Peck



[(1) For 2 of the accounts with total assets of $58 million, the advisory fee is based on performance, although on account ($45 million) is a fund of funds.]

POTENTIAL CONFLICTS OF INTEREST

BAMCO believes that it has polices and procedures in place that address ING Baron Small Cap Growth's potential conflicts of interest. Such policy and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to brokers-dealers), disclosure of confidential information, and employee trading.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Mr. Baron's compensation is fixed, based on a three-year contract that expires February 28, 2006. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                                FUND SHARES OWNED
-----------------                                -----------------
Ronald Baron
Andrew Peck


ING BARON SMALL CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                          OTHER ACCOUNTS
                 ----------------------------------------------------------------------------------------
                                                                                             TOTAL ASSETS
  PORTFOLIO       NUMBER OF      TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF     (IN
  MANAGER         ACCOUNTS      (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   MILLIONS)(1)
---------------------------------------------------------------------------------------------------------
Ronald Baron



[(1) For 2 of the accounts with total assets of $58 million, the advisory fee is based on performance, although on account ($45 million) is a fund of funds.]

POTENTIAL CONFLICTS OF INTEREST


BAMCO believes that it has polices and procedures in place that address ING Baron Small Cap Growth's potential conflicts of interest. Such policy and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to brokers-dealers), disclosure of confidential information, and employee trading.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Mr. Baron's compensation is fixed, based on a three-year contract that expires February 28, 2006. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2004, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                      DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Ronald Baron



ING COLUMBIA SMALL CAP VALUE II  PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 --------------------------------------------------------------------------------------------
  PORTFOLIO       NUMBER OF      TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF   TOTAL ASSETS
  MANAGER         ACCOUNTS      (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   (IN MILLIONS)(1)
-------------------------------------------------------------------------------------------------------------
Jarl Ginsberg

Christian
Stadlinger



POTENTIAL CONFLICTS OF INTEREST

[INFO TO COME]

COMPENSATION STRUCTURE OF PORTFOLIO MANGERS

[INFO TO COME]

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                                FUND SHARES OWNED
-----------------                                -----------------
Jarl Ginsberg
Christian Stadlinger



ING DAVIS VENTURE VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
  PORTFOLIO       NUMBER OF     TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF  TOTAL ASSETS
  MANAGER         ACCOUNTS     (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS  (IN MILLIONS)(1)
-----------------------------------------------------------------------------------------------------------
Christopher C.
Davis

Kenneth C. Feinberg



POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment weightings that are used in connection with the management of the portfolios.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions for the portfolios, Davis determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

Finally, substantial investment of Davis or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis does not receive an incentive based fee on any account.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Kenneth Feinberg's compensation for services provided to Davis consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis's profits, (iii) awards of equity ("Units") in Davis including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis' compensation for services provided to Davis consists of a base salary. Davis's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Christopher C. Davis
Kenneth C. Feinberg


ING FUNDAMENTAL RESEARCH PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ----------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                          NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS       TOTAL ASSETS   ACCOUNTS       TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS
---------------------------------------------------------------------------------------------------------
Christopher F.
Corapi



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.



COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


Compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep N.V.

Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (S&P 500 INDEX) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Christopher F. Corapi


ING GOLDMAN SACHS CAPITAL GROWTH PORTFOLIO


OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO          OF                            NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS(1)  TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Steven M. Barry

Gregory H. Ekizian

David G. Shell



[ (1) Of these 623 Other Accounts, 14 with total assets of $1,960,000,000 have an advisory fee based on performance.]

POTENTIAL CONFLICTS OF INTEREST


GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


BASE SALARY AND PERFORMANCE BONUS. GSAM and the GSAM Growth team's ("Growth Team") compensation packages for its portfolio managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures their performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in their strategies or short term contributions from a portfolio manager in any given year.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles;

and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for this Portfolio is the S&P 500 Index.


The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team.

GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.


Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs & Co.'s overall financial performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Steven M. Barry
Gregory H. Ekizian
David G. Shell


Due to Goldman Sachs internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.


ING GOLDMAN SACHS STRUCTURED EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                              OTHER ACCOUNTS(1)
                 ----------------------------------------------------------------------------------------------
                  NUMBER                          NUMBER                           NUMBER
  PORTFOLIO       OF            TOTAL ASSETS (IN  OF            TOTAL ASSETS (IN   OF          TOTAL ASSETS (IN
  MANAGER         ACCOUNTS      BILLIONS)         ACCOUNTS      BILLIONS)          ACCOUNTS    BILLIONS)
---------------------------------------------------------------------------------------------------------------
Melissa Brown
Robert  Jones

[(1) Of the accounts included in "Other Pooled Investment Vehicles", 1 with
total assets of $          has an advisory fee based on performance. Of the
accounts included in "Other Accounts",          with total assets of $

have an advisory fee based on performance.]

POTENTIAL CONFLICTS OF INTEREST


GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

BASE SALARY AND PERFORMANCE BONUS. GSAM provides generous compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional's individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual's compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

The portfolio management team's performance measures are aligned with GSAM's goals to: (1) Exceed benchmark over one-year and three-year periods; (2) Manage portfolios within a defined range around a targeted tracking error;
(3) Perform consistently with objectives and client commitments; (4) Achieve top tier rankings and ratings; and (5) Manage all similarly mandated accounts in a consistent manner.

Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) Overall portfolio performance and consistency of performance over time; (2) Consistency of performance across accounts with similar profiles; (3) Compliance with risk budgets; and (4) Communication with other portfolio managers within the research process.

In addition, detailed portfolio attribution is critical to the measurement process.

The benchmark for this Fund is the S&P 500 Index.

OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.


Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs & Co.'s overall financial performance.



PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Melissa Brown
Robert Jones


Due to Goldman Sachs internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.


ING JPMORGAN INTERNATIONAL PORTFOLIO,

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                              OTHER ACCOUNTS
                 --------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS*      ACCOUNTS     TOTAL ASSETS*       ACCOUNTS     TOTAL ASSETS*
-------------------------------------------------------------------------------------------------------------
James Fisher(1)

Howard Williams



[(1) Managed 1 account with $95 million in assets of which the advisory fee was based on the performance of the account. * Market values as of 3-17-2005. ]

POTENTIAL CONFLICTS OF INTEREST


The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
James Fisher
Howard Williams


ING JPMORGAN MID CAP VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Jonathan K. Simon

Lawrence E. Playford



[None of the accounts managed are subject to performance fees.]

POTENTIAL CONFLICTS OF INTEREST


The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Jonathan K. Simon
Lawrence E. Playford



ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                            OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
  PORTFOLIO       NUMBER OF      TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF   TOTAL ASSETS
  MANAGER         ACCOUNTS      (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------
Robert I. Gerber

Walter H. Prahl

Robert A. Lee



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Conflicts of interest may arise in connection with the investment manager's management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interests, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbott does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment manager's management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, the portfolios' size and cash flows, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit.

Lord Abbett does not manage hedge portfolios. Lord Abbett may designate s bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides fox a deferred payout over a five wear period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes, this incentive focuses investment 'managers on the impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Robert I. Gerber
Walter H. Prahl
Robert A. Lee


ING MFS CAPITAL OPPORTUNITIES PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS       ACCOUNTS    TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Jeffrey C.
Constantino

Gregory W. Locraft



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Portfolio's portfolio as well as for accounts with similar investment objectives of MFS or subsidiary of the MFS. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio--for instance, those that pay a higher advisory fee and/or have a performance fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Portfolio manager total cash compensation is a combination of base salary and performance bonus:

     - BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     - PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60 %) and less weight given to the latter.

          1. The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

          2. The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.


PORTFOLIO MANAGER OWNERSHIP OF SECURITES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Jeffrey C. Constantino
Gregory W. Locraft

ING NEUBERGER BERMAN PARTNERS PORTFOLIO AND ING NEUBERGER BERMAN REGENCY
PORTFOLIO

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                            OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
S. Basu Mullick



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolio. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Neuberger Berman has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

A portion of the compensation paid to each portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Our portfolio managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. We believe that our portfolio managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

In addition, there are additional stock and option award programs available.

We believe the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

PORTFOLIO MANAGER OWNERSHIP OF SSECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
S. Basu Mullick


ING OPCAP BALANCED VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Colin Glinsman



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


Oppenheimer Capital's Trade Allocation Policy is designed to ensure fair and equitable allocation of investment opportunities among accounts over time and to ensure compliance with applicable regulatory requirements. Accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager.

Pre-order indications received by the trading desk involving the same investment opportunity will be aggregated, as appropriate, consistent with Oppenheimer's obligation to seek best execution for its clients and to reduce brokerage commissions or other costs. Specifically, clients who participate in a blocked transaction will receive the average share per price for all of the transactions in the blocked order. Securities purchased or sold in a blocked transactions are allocated pro rata, when possible, to the participating client accounts in proportion to the size of the order placed for the account.

Oppenheimer Capital will, at all times, seek to execute securities transactions for clients in such a manner that the client's total costs or proceeds in each transaction are most favorable under the circumstances. Oppenheimer has adopted a standard commission range and written procedures for determining and selecting executing broker-dealers. The criteria and information used in selecting brokers is based on firm allocations decided by a quarterly qualitative evaluation of the full service provided by the broker-dealer including such factors as: research, execution capability, capital commitment capability, initiation of trades, and securities syndication. The overriding objective in the selection of these broker-dealers is their ability to secure the best possible execution of orders. Best possible execution is a combination of the most favorable net price and prompt reliable execution.

At the beginning of each calendar quarter, portfolio managers and research analysts vote for their favored broker-dealers from an equitable distribution of available votes. Broker-dealers are then ranked according to the total votes they receive, and are targeted to receive a relative allocation of Oppenheimer's total transactions. Factors which influence preference among investment professionals include, but are not limited to: the broker-dealer's research, access to their analysts and access to company management. Portfolio managers and traders also assess the overall execution capabilities of broker-dealers, including, but not limited to: block orders, confidentiality and delivery and settlement capabilities.

Results of the quarterly broker review are reviewed by the Chief Investment Officer and the Head of Research, communicated to trading and maintained on file. In addition to leveraging off of the trading desk's general experience and expertise, Trading uses a variety of techniques designed to assist them in seeking best execution when trading on behalf of client accounts. Such techniques include utilizing various information and programs on Bloomberg and ILX (i.e. volume weighted average price (VWAP). In addition, Trading utilizes services such as Autex to assist in assessing the market place and broker capabilities and alternate trading services such as various ECN's (POSIT and Instinet).

With regard to testing whether Oppenheimer Capital's practices and procedures are effective in seeking best execution, Oppenheimer Capital may compare trade results with conventional market sources, trading and pricing execution services and client sponsored reviews such as those performed by an outside vendor, Abel Noser.

Although we believe that best execution can be achieved at the time of a trade through commission rebate brokers, there may be transactions for an account with such an arrangement where the account's trades may be placed separately from non-directed trades that may result in the directed account receiving a different price form the non-directed accounts. The account that is trading with a commission rebate broker may also end up paying a higher commission rate than the available commission rate for the non-directed advisory client accounts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


The portfolio manager's compensation consists of the following elements:

Base Salary - Each portfolio manager is paid a base salary which is set at a level determined by Oppenheimer Capital. In setting the base salary, the intention is to be competitive in light of the particular portfolio manager's experience and responsibilities. Management of Oppenheimer evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus or profit sharing opportunity - For portfolio managers who share in a bonus pool, bonuses are designed to reward investment professionals for sustained high performance by linking pay to two core elements: quantitatively measured investment results and firm profitability. At the start of the year, each participant receives an allocated target percentage of the pool. The initial target allocation is a measure of past performance, current job accountability and expectations and competitive market practice. At year end, Oppenheimer's CEO and CIO determine the size of the pool based on overall investment results, firm profitability, asset flows and external market compensation levels. For portfolio managers who participate as profit sharers, these professionals are assigned an amount that is primarily determined by the profitability of Oppenheimer. Individual investment performance can increase or decrease this payment by as much as 10%.

Equity incentive units - Portfolio managers participate in the Allianz Equity Incentive Plan. This plan identifies a substantial pool of funds for the benefit of participating Oppenheimer employees, each of whom receives shares in the pool. The value of the pool is determined by the cumulative revenue growth of Oppenheimer over rolling three-year periods. Shares in the pool vest three years after they are awarded provided the employee remains with Oppenheimer.

Participation in group retirement plans - Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the Non-Qualified Deferred Compensation Plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Colin Glinsman


ING OPPENHEIMER GLOBAL PORTFOLIO


OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS*      ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Rajeev Bhaman



[* Total assets in accounts with performance based advisory fees are $189.2 million.]



POTENTIAL CONFLICTS OF INTEREST

As indicated above, the Portfolio Manager also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts sub-advised by Oppenheimer have the same sub-advisory fee. If the sub-advisory fee structure of another fund is more advantageous to Oppenheimer than the fee structure of the Portfolio, Oppenheimer could have an incentive to favor the other fund. However, Oppenheimer's compliance procedures and Code of Ethics recognize Oppenheimer's fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The Portfolio's Portfolio Manager is employed and compensated by Oppenheimer, not the Portfolio. Under Oppenheimer's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio manager's and analysts' interests with the success of the funds and accounts and their investors. Oppenheimer's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004 each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer's holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer's deferred compensation plan.


The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Portfolio, described above. That fund's compensation structure is based on the fund's performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Rajeev Bhaman


ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz



[No account has a performance based advisory fee.]

POTENTIAL CONFLICTS OF INTEREST


As indicated above, each of the Portfolio Managers also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts sub-advised by Oppenheimer have the same sub-advisory fee. If the sub-advisory fee structure of another fund is more advantageous to Oppenheimer than the fee structure of the Portfolio, Oppenheimer could have an incentive to favor the other fund. However, Oppenheimer's compliance procedures and Code of Ethics recognize Oppenheimer's fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Portfolio's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The Portfolio's Portfolio Managers are employed and compensated by Oppenheimer, not the Portfolio. Under Oppenheimer's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. Oppenheimer's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004 each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer's holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Portfolio, described above. That fund's compensation structure is based on the fund's performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Arthur P. Steinmetz


ING PIMCO TOTAL RETURN PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                             OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Pasi Hamalainen



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.


PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.


SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.


     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolio) and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;
     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     -    Contributions to asset retention, gathering and client satisfaction;
     -    Contributions to mentoring, coaching and/or supervising; and
     -    Personal growth and skills added.


A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.


RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.


PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.


Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Pasi Hamalainen

ING PIONEER HIGH YIELD PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Margaret D. Patel

Kenneth J. Taubes



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Portfolio as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation Structure of Portfolio Managers" below.

          - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.

          - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

          - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

          - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

          - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

          - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).

          - Qualitative Performance. The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.

          - Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Margaret D. Patel
Kenneth J. Taubes


ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                            OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Richie Freeman



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Material conflicts of interest may arise when a Portfolio's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Richie Freeman


ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Alan Blake



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


Material conflicts of interest may arise when a Portfolio's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

     CAM has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

     The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-CAM investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared or, if none, the benchmark set forth in the fund's annual report). Longer-term (5- year) performance will be more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

     Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Alan Blake


ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Donald J. Peters



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Donald J. Peters


ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Robert W. Smith



[* None of these accounts has an advisory fee based on the performance of the account.]


POTENTIAL CONFLICTS OF INTEREST


We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
Robert W. Smith



ING TEMPLETON FOREIGN EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                      COMPANIES                  VEHICLES                        OTHER ACCOUNTS
                      ------------------------------------------------------------------------------
                       NUMBER
     PORTFOLIO           OF                      NUMBER OF                   NUMBER OF
     MANAGER          ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
Gary P. Motyl

Guang Yang

Cindy Sweeting



[* None of these accounts has an advisory fee based on the performance of the account.]



POTENTIAL CONFLICTS OF INTEREST

The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

The separate management of the trade execution and valuation functions from the Portfolio management process also helps to reduce potential conflicts of interests. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the Manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these and other types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

BASE SALARY - Each portfolio manager is paid a base salary.

ANNUAL BONUS - Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

   - Investment Performance: Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

   - Research: Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

   - Non-investment performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

   - Responsibilities: The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION - Portfolio managers may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                          DOLLAR RANGE OF
PORTFOLIO MANAGER                         FUND SHARES OWNED
-----------------                         -----------------
Gary P. Motyl
Guang Yang
Cindy Sweeting


ING UBS U.S. LARGE CAP EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                      COMPANIES                     VEHICLES                             OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO             OF      TOTAL ASSETS IN    NUMBER OF   TOTAL ASSETS IN   NUMBER OF   TOTAL ASSETS IN
   MANAGER            ACCOUNTS       MILLIONS        ACCOUNTS      MILLIONS        ACCOUNTS      MILLIONS
-------------------------------------------------------------------------------------------------------------
John Leonard

Thomas M. Cole

Thomas Digenan

Scott Hazen


* Approximately, also includes wrap model as one account.


POTENTIAL CONFLICTS OF INTEREST


The Portfolio Management Team manages accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The number of model portfolios under management may change from time to time. The team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The portfolio managers receive a base salary and incentive compensation based on their personal performance.

Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.
     - Annual bonus, tied to individual contributions and investment performance.
     - UBS equity awards, promoting company-wide success and employee retention.
     - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.


BASE SALARY - is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

ANNUAL BONUSES - are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global AM strongly believes that tying pre-tax bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS Global AM's clients. A portion of each portfolio manager's bonus is based on the performance of each fund the portfolio manager manages as compared to the fund's broad-based index over a three-year rolling period.

ANALYST INCENTIVES - Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors, which are used by the portfolio management teams to construct client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

UBS AG EQUITY - Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.


Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.


PARTNERSHIP INCENTIVE PROGRAM (PIP) - Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
John C. Leonard
Thomas M. Cole
Thomas Digenan
Scott Hazen



ING UBS U.S. SMALL CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                      COMPANIES                     VEHICLES                            OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO             OF      TOTAL ASSETS IN    NUMBER OF   TOTAL ASSETS IN   NUMBER OF   TOTAL ASSETS IN
   MANAGER            ACCOUNTS       MILLIONS        ACCOUNTS       MILLIONS       ACCOUNTS      MILLIONS
-------------------------------------------------------------------------------------------------------------
Paul Graham

David Wabnik



* Approximately, also includes wrap model as one account.

POTENTIAL CONFLICTS OF INTEREST

The Portfolio Management Team manages accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The number of model portfolios under management may change from time to time. The team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The portfolio managers receive a base salary and incentive compensation based on their personal performance.

Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.
     - Annual bonus, tied to individual contributions and investment performance.
     - UBS equity awards, promoting company-wide success and employee retention.
     - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

BASE SALARY - is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

ANNUAL BONUSES - are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results.

UBS Global AM strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global AM's clients. A portfolio of each portfolio manager's bonus is based on the performance of each fund the portfolio manager manages as compared to the fund's broad-based index over a three-year rolling period.

ANALYST INCENTIVES - Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors, which are used by the portfolio management teams to construct client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

UBS AG EQUITY - Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

PARTNERSHIP INCENTIVE PROGRAM (PIP) - Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
Paul Graham
David Wabnik


ING VAN KAMPEN COMSTOCK PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                      COMPANIES                  VEHICLES                       OTHER ACCOUNTS
                      ------------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO          OF                      NUMBER OF                  NUMBER OF
      MANAGER         ACCOUNTS   TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
B. Robert Baker

Jason S. Leder

Kevin C. Holt

[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


BASE SALARY - Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION - In addition to base compensation, portfolio managers may receive discretionary compensation.


Discretionary compensation can include:

     -    CASH BONUS;
     - MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
     - INVESTMENT MANAGEMENT DEFERRED COMPENSATION PLAN (IMDCP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
     - SELECT EMPLOYEES' CAPITAL ACCUMULATION PROGRAM (SECAP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and
     - VOLUNTARY EQUITY INCENTIVE COMPENSATION PROGRAM (VEICP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
     -    Contribution to the business objectives of the Investment Adviser.
     -    The dollar amount of assets managed by the portfolio manager.
     -    Market compensation survey research by independent third parties.
     -    Other qualitative factors, such as contributions to client objectives.
     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
B. Robert Baker
Jason S. Leder
Kevin C. Holt


ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                      COMPANIES                  VEHICLES                       OTHER ACCOUNTS
                      ------------------------------------------------------------------------------
                       NUMBER
     PORTFOLIO           OF                      NUMBER OF                  NUMBER OF
     MANAGER          ACCOUNTS   TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
James A. Gilligan

James O. Roeder

Thomas Bastian

Sergio Marcheli

Vincent E. Vizachero



[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST


Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


BASE SALARY COMPENSATION - Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION - In addition to base compensation, portfolio managers may receive discretionary compensation.


Discretionary compensation can include:

     -    CASH BONUS;
     - MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
     - INVESTMENT MANAGEMENT DEFERRED COMPENSATION PLAN (IMDCP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
     - SELECT EMPLOYEES' CAPITAL ACCUMULATION PROGRAM (SECAP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and
     - VOLUNTARY EQUITY INCENTIVE COMPENSATION PROGRAM (VEICP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. The majority of a portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.
     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
     -    Contribution to the business objectives of the Investment Adviser.
     -    The dollar amount of assets managed by the portfolio manager.

     -    Market compensation survey research by independent third parties.
     -    Other qualitative factors, such as contributions to client objectives.
     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
James A. Gilligan
James O. Roeder
Thomas Bastian
Sergio Marcheli
Vincent E. Vizachero



                          EXPENSE LIMITATION AGREEMENTS

ILIAC HAS ENTERED INTO EXPENSE LIMITATION AGREEMENTS WITH THE PORTFOLIOS LISTED BELOW PURSUANT TO WHICH ILIAC HAS AGREED TO WAIVE OR LIMIT ITS FEES. IN CONNECTION WITH THESE AGREEMENTS AND CERTAIN U.S. TAX REQUIREMENTS, ILIAC WILL ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL ORDINARY OPERATING EXPENSES OF THESE PORTFOLIOS (WHICH EXCLUDES INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER INVESTMENT-RELATED COSTS, EXTRAORDINARY EXPENSES SUCH AS LITIGATION, OTHER EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS, AND EXPENSES OF ANY COUNSEL OR OTHER PERSONS OR SERVICES RETAINED BY THE PORTFOLIOS' DIRECTORS WHO ARE NOT "INTERESTED PERSONS" (AS DEFINED IN THE 1940 ACT) OF THE ILIAC OR ANY SUB-ADVISER DO NOT EXCEED THE LIMITS SET FORTH BELOW OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, SUBJECT TO POSSIBLE RECOUPMENT BY ILIAC WITHIN THREE YEARS:



     PORTFOLIO                                         ADVISER CLASS     SERVICE CLASS    INITIAL CLASS
     ----------                                        -------------     -------------    -------------
     ING Baron Asset                                            1.55%             1.30%            1.05%
     ING Lord Abbett U.S. Government Securities                 1.22%             0.97%            0.72%
     ING Neuberger Berman Partners                              1.17%             0.92%            0.67%
     ING Neuberger Berman Regency                               1.38%             1.13%            0.88%
     ING Pioneer High Yield                                     1.25%             0.75%            1.00%
     ING Templeton Foreign Equity                               1.48%             0.98%            1.23%



EACH PORTFOLIO SET FORTH ABOVE MAY AT A LATER DATE REIMBURSE ILIAC FOR MANAGEMENT FEES WAIVED AND OTHER EXPENSES ASSUMED BY ILIAC DURING THE PREVIOUS THIRTY-SIX (36) MONTHS, BUT ONLY IF, AFTER SUCH REIMBURSEMENT, THE PORTFOLIO'S EXPENSE RATIO DOES NOT EXCEED THE PERCENTAGE DESCRIBED ABOVE. ILIAC WILL ONLY BE REIMBURSED FOR FEES WAIVED OR EXPENSES ASSUMED AFTER THE EFFECTIVE DATE OF THE EXPENSE LIMITATION AGREEMENTS.

THE EXPENSE LIMITATION AGREEMENT PROVIDES THAT THE EXPENSE LIMITATION SHALL CONTINUE UNTIL MAY 1, 2007. THE EXPENSE LIMITATIONS ARE CONTRACTUAL AND, AFTER THE INITIAL TERM, SHALL RENEW AUTOMATICALLY FOR ONE-YEAR TERMS UNLESS ILIAC PROVIDES WRITTEN NOTICE OF TERMINATION OF THE AGREEMENT TO THE INDEPENDENT CHAIRPERSON OF THE BOARD WITHIN NINETY (90) DAYS' OF THE END OF THE THEN-CURRENT TERM FOR THAT PORTFOLIO OR UPON TERMINATION OF THE INVESTMENT MANAGEMENT AGREEMENT. EACH EXPENSE LIMITATION AGREEMENT MAY ALSO BE TERMINATED BY THE COMPANY, WITHOUT PAYMENT OF ANY PENALTY, UPON WRITTEN NOTICE TO ILIAC AT ITS PRINCIPAL PLACE OF BUSINESS WITHIN NINETY (90) DAYS' OF THE END OF THE THEN-CURRENT TERM FOR A PORTFOLIO.

                                  ADMINISTRATOR

Pursuant to an Administrative Services Agreement between the Fund and ING Fund Services LLC ("IFS"), IFS has agreed to provide all administrative services in support of the Portfolios and is responsible for the supervision of the Fund's other service providers. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, IFS receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio according to the schedule set forth below. For the fiscal year ended December 31, 2005, each Portfolio paid fees to IFS for administrative services in the amount set forth below.



                                                                  FEE
                                                                 (AS A
                                                              PERCENTAGE OF
                                                               AVERAGE NET       FEE RECEIVED BY IFS
                           PORTFOLIO                             ASSETS)             (IN DOLLARS)
     -----------------------------------------------------   ----------------    -------------------
     ING American Century Large Company Value                      .20%
     ING American Century Select                                   .02%
     ING American Century Small - Mid Cap Value(1)                [.25%]
     ING Baron Asset(2)                                            .10%
     ING Baron Small Cap Growth(1)                                [.23%]
     ING Columbia Small Cap Value II(3)                            .10%
     ING Davis Venture Value                                       .10%
     ING Fundamental Research                                      .20%
     ING Goldman Sachs(R)Capital Growth                           [.10%]
     ING Goldman Sachs(R)Structured Equity                          20%
     ING JPMorgan International                                    .20%
     ING JPMorgan Mid Cap Value                                    .35%
     ING Lord Abbett U.S. Government Securities(2)                 .10%
     ING MFS Capital Opportunities                                 .25%
     ING Neuberger Berman Partners(2)                              .10%
     ING Neuberger Berman Regency(2)                               .10%
     ING OpCap Balanced Value                                      .20%
     ING Oppenheimer Global                                        .06%
     ING Oppenheimer Strategic Income                              .04%
     ING PIMCO Total Return                                       [.25%]
     ING Pioneer High Yield(2)                                     .10%
     ING Salomon Brothers Aggressive Growth                        .13%
     ING Salomon Brothers Large Cap Growth                         .20%
     ING T. Rowe Price Diversified Mid Cap Growth                  .02%
     ING T. Rowe Price Growth Equity                               .15%
     ING Templeton Foreign Equity(2)                               .10%
     ING UBS U.S. Large Cap Equity                                 .15%
     ING UBS U.S. Small Cap Growth(3)                              .10%
     ING Van Kampen Comstock(1)                                    .35%
     ING Van Kampen Equity and Income                              .02%



     (1) Effective May 1, 2005, the Administrator of the Fund, has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small - Mid Cap Value, the Baron Small Cap Growth and the Van Kampen Comstock Portfolios through May 1, 2006 so that the total operating expenses for the Portfolios' Class I, Class S and Class ADV shares shall not exceed 1.30%, 1.55% and 1.80%, respectively for ING American Century Small - Mid Cap Value, 1.20%, 1.45% and 1.70%, respectively for ING Baron Small Cap Growth and 0.88%, 1.13% and 1.38%, respectively, for ING Van Kampen Comstock. Without this waiver, the total operating expenses for Class I, Class S and Class ADV would be 1.40%, 1.65% and 1.90%, respectively for ING American Century Small - Mid Cap Value, 1.25%,

          1.50% and 1.75%, respectively for ING Baron Small Cap Growth and 0.95%, 1.20% and 1.45% for ING Van Kampen Comstock.
     (2)  Commenced operations on [January 3, 2006].
     (3)  As of the date of this SAI, had not commenced operations.

CUSTODIAN AND TRANSFER AGENT. Bank of New York Company, Inc. ("BONY"), One Wall Street, New York, New York 10286, serves as Custodian. BONY takes no part in the decisions relating to the purchase or sale of a Portfolio's portfolio securities. DST Systems, Incorporated, P.O. Box 219368, Kansas City, Missouri 64141-9368 serves as the Transfer Agent for the Portfolio's.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. KPMG LLP serves as the independent registered public accounting firm to the Fund. KPMG LLP provides audit services and assistance in connection with SEC filings.

                              PRINCIPAL UNDERWRITER


The Fund has entered into an Underwriting Agreement ("Underwriting Agreement") pursuant to which ING Financial Advisers, LLC ("Distributor"), 151 Farmington Avenue, Hartford, Connecticut 06156, a subsidiary of ING, as agent, serves as principal underwriter for the continuous offering of shares of the Portfolios. The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of the Distributor, or the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. The Underwriting Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or the Distributor or by vote of holders of a majority of a Portfolio's shares without the payment of any penalty. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Fund shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders. The Distributor does not receive compensation for providing services under the Underwriting Agreement.


                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the direction of the Directors, ILIAC and the Sub-Advisers have responsibility for making the Portfolios' investment decisions, for effecting the execution of trades for the Portfolios and for negotiating any brokerage commissions thereof. It is the policy of ILIAC and the Sub-Advisers to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, ILIAC and the Sub-Advisers may place a Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser or Sub-Advisers, will lead to the best overall quality of execution for the Portfolio. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Adviser.

ILIAC and the Sub-Advisers may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolios. These services may benefit the Adviser and/or advisory clients other than the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for ING PIMCO Total Return. ILIAC and the Sub-Advisers may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. ILIAC's and the Sub-Advisers' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When either ILIAC or the Sub-Advisers believe that more than one broker can provide best execution, preference may be given to brokers who provide additional services to ILIAC or the Sub-Advisers.


Consistent with securities laws and regulations, ILIAC and the Sub-Advisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non-commission payments. ILIAC's and the Sub-Advisers' judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ILIAC's and the Sub-Advisers' opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Portfolios may effect brokerage transactions in portfolio securities through affiliates of ILIAC and/or the Sub-Advisers. When a Portfolio enters into a transaction with any such person, the transaction will comply with Rule 17e-1 under the 1940 Act and the policies and procedures adopted by the Board of Directors pursuant to Rule 17e-1. Certain officers of ILIAC and the Sub-Advisers also manage their own securities portfolios and those of their affiliates. Further, ILIAC also acts as an investment adviser to other client accounts, and the Sub-Advisers also act as investment adviser to other investment companies registered under the 1940 Act and other client accounts.

PIMCO may purchase new issues of securities for ING PIMCO Total Return in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to ING PIMCO Total Return or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit ING PIMCO Total Return, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

To the extent ILIAC or the Sub-Advisers desire to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated and allocated in a fair and equitable manner, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

The Board of Directors has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain noninvestment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised by ILIAC or by one of the Sub-Advisers.

The Board of Directors also have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of Sub-Adviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a Sub-Adviser affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Adviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio(s) could purchase.


The Board of Directors, ILIAC (as Adviser), the Distributor (as principal underwriter) and each Sub-Adviser also have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information. Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

For the fiscal years ended December 31, 2005, 2004, and 2003, each of the Portfolios listed below paid brokerage commissions as follows:



                     PORTFOLIO                       2005         2004         2003
                     ---------                       ----         ----         ----
ING American Century Large Company Value                      $   107,604   $   98,742
ING American Century Select                                   $   250,994   $  298,882
ING American Century Small - Mid Cap Value                    $    97,267   $   39,447
ING Baron Asset                                                       N/A*         N/A*
ING Baron Small Cap Growth                                    $   179,957   $   93,428
ING Columbia Small Cap Value II                      N/A*             N/A*         N/A*
ING Davis Venture Value                                       $    95,033   $  100,418
ING Fundamental Research                                      $    40,090   $    9,872
ING Goldman Sachs(R)Capital Growth                            $    95,868   $   56,855
ING Goldman Sachs(R)Structured Equity                         $     9,755   $    2,969
ING JPMorgan International                                    $   237,620   $  168,896
ING JPMorgan Mid Cap Value                                    $    83,521   $   24,188
ING Lord Abbett U.S. Government Securities                            N/A*         N/A*
ING MFS Capital Opportunities                                 $   596,831   $  525,737
ING Neuberger Berman Partners                                         N/A*         N/A*
ING Neuberger Berman Regency                                          N/A*         N/A*
ING OpCap Balanced Value                                      $   258,073   $  283,482
ING Oppenheimer Global                                        $   127,417   $   51,284
ING Oppenheimer Strategic Income                                      N/A*         N/A*
ING PIMCO Total Return                                        $     1,256   $    1,323
ING Pioneer High Yield                                                N/A*         N/A*

ING Salomon Brothers Aggressive Growth                        $   301,114   $   24,938
ING Salomon Brothers Large Cap Growth                         $   205,401   $  166,995
ING T. Rowe Price Diversified Mid Cap Growth                  $ 1,042,861   $  956,131
ING T. Rowe Price Growth Equity                               $   884,322   $  646,483
ING Templeton Foreign Equity                                          N/A*         N/A*
ING UBS U.S. Large Cap Equity                                 $   482,819   $  990,995
ING UBS U.S. Small Cap Growth                        N/A*             N/A*         N/A*
ING Van Kampen Comstock                                       $   301,845   $  239,023
ING Van Kampen Equity and Income                              $    59,905   $    4,365


* The Portfolios had not commenced investment operations during the above periods.


For the fiscal years ended December 31, 2005, December 31, 2004 and December 31, 2003, the amount of affiliated brokerage commissions paid by the Portfolios was as follows:



                                                             2005
-------------------------------------------------------------------------------------------------------
                                                 TOTAL AMOUNT
                                TOTAL AMOUNT    OF COMMISSIONS   % OF TOTAL AMOUNT
                               OF COMMISSIONS       PAID TO        OF COMMISSIONS
        PORTFOLIO                   PAID          AFFILIATES     PAID TO AFFILIATES   AFFILIATED BROKER
        ---------                   ----          ----------     ------------------   -----------------


                                                             2004
-------------------------------------------------------------------------------------------------------
                                                 TOTAL AMOUNT
                                TOTAL AMOUNT    OF COMMISSIONS   % OF TOTAL AMOUNT
                               OF COMMISSIONS       PAID TO        OF COMMISSIONS
        PORTFOLIO                   PAID          AFFILIATES     PAID TO AFFILIATES   AFFILIATED BROKER
        ---------                   ----          ----------     ------------------   -----------------
ING American Century Large
Company Value                     $   107,604        $   7,175                 6.67%  CITIGROUP, INC.

ING American Century Small
- Mid Cap Value                   $    97,267        $     155                 0.16%  J.P. MORGAN CHASE & CO.

ING Goldman Sachs(R)Capital
Growth                            $    95,869        $   8,919                 9.30%  CITIGROUP, INC.

ING Davis Venture Value
(Formerly, ING Salomon
Brothers Fundamental Value)       $    95,033        $   2,140                 2.25%  CITIGROUP, INC.

ING Salomon Brothers Large
Cap Growth                        $   205,400        $   2,635                 1.28%  CITIGROUP, INC.

ING T. Rowe Price
Diversified Mid Cap Growth        $ 1,042,861        $ 434,421                41.66%  FRED ALGER & CO., INC.

ING Van Kampen Comstock           $   301,845        $   6,034                 2.00%  MORGAN STANLEY & CO., INC.

ING Van Kampen Equity and
Income                            $    59,905        $   3,237                 5.40%  MORGAN STANLEY & CO., INC.

                                                             2003
-------------------------------------------------------------------------------------------------------
                                                 TOTAL AMOUNT
                                TOTAL AMOUNT    OF COMMISSIONS   % OF TOTAL AMOUNT
                               OF COMMISSIONS       PAID TO        OF COMMISSIONS
        PORTFOLIO                   PAID          AFFILIATES     PAID TO AFFILIATES   AFFILIATED BROKER
        ---------                   ----          ----------     ------------------   -----------------
ING T. Rowe Price
Diversified Mid Cap Growth        $   956,131        $ 452,261                47.30%  Fred Alger & Co., Inc.

ING Salomon Brothers
Large Cap Growth                  $   166,995        $  80,108                47.97%  Fred Alger & Co., Inc.

ING American Century
Select                            $   298,882        $ 221,794                74.21%  Fred Alger & Co., Inc.

ING American Century
Small - Mid Cap Value             $    39,447        $     127                 0.32%  J.P. Morgan Chase & Company

ING Baron Small Cap
Growth                            $    93,428        $  57,492                61.54%  Baron Capital, Inc.

ING Goldman Sachs
Structured Equity                 $     2,969        $     758                25.53%  Goldman Sachs

ING American Century
Large Company Value               $    98,742        $   9,071                 9.19%  Citigroup, Inc.

ING Davis Venture Value'
(Formerly, ING Salomon
Brothers Fundamental Value)       $   100,418        $   5,210                 5.19%  Citigroup, Inc.

ING Van Kampen Comstock           $   239,023        $   4,342                 1.82%  Citigroup, Inc.



During the fiscal year ended December 31, 2005, of the total commissions paid, the Funds received $_____ by firms which provided research, statistical or other services to the Adviser. The Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

JP Morgan Chase is an affiliate of American Century Investment Management, Inc., the sub-adviser to the American Century Small- Mid Cap Value, ING American Century Select and ING American Century Large Company Value Portfolios. Baron Capital, Inc. is an affiliate of BAMCO, Inc., sub-adviser to the Baron Small Cap Growth Portfolio. Citigroup, Inc. is an affiliate of Goldman Sachs Asset Management, L.P., the sub-adviser of the Goldman Sachs Capital Growth Portfolio and the Goldman Sachs Structured Equity Portfolio. Salomon Smith Barney is an affiliate of Salomon Brothers Asset Management Inc, the sub-adviser to the Salomon Brothers Aggressive Growth, Salomon Brothers Fundamental Value and American Century Large Company Value Portfolios. Morgan Stanley is an affiliate of Morgan Stanley Investment Management Inc. d/b/a Van Kampen, the sub-adviser to the Van Kampen Comstock Portfolio.

As of December 31, 2005, the following Portfolios held securities of the Fund's regular brokers or dealers (as defined in the 1940 Act) or their parents as follows:

                                            VALUE OF
PORTFOLIO            HOLDING                HOLDING          NAME OF REGULAR BROKER-DEALER
---------            -------                -------          -----------------------------




The Fund may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Fund under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward the reduction of the Portfolio's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

PORTFOLIO TURNOVER

        A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.


                              DESCRIPTION OF SHARES


The Articles of Incorporation authorize the Fund to issue 11,600,000,000 shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares. The Directors have classified shares of each of the Portfolios into three classes: Initial Shares, Service Shares and Adviser Shares.


Each Initial Share, Service Share and Adviser Share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares. Expenses assessed to the Adviser Class are borne exclusively by the Adviser Class pursuant to a 12b-1 Plan adopted for that class, and expenses assessed pursuant to Shareholder Servicing Plans are borne both by the Service and Adviser Classes, respectively. Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board of Directors, including a majority of the non-interested directors. The Adviser Class shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Initial Class shares of a Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more. Initial Class shares of a Fund are offered without a sales charge, a shareholder servicing fee or a distribution fee.


Service Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Service Class shares of a Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Service Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio's Service Class held by customers of such Service Organizations.


Adviser Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Adviser Class shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for the Adviser Class in the amount of 0.25% (on an annualized basis) of the respective Portfolio's Adviser Class. The 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. The Fund also may pay securities dealers, brokers, financial institutions or other industry professionals (individually a "Service Organization" and collectively "Service Organizations") for providing distribution assistance pursuant to a Distribution Services Agreement under the 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Adviser Class Shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Adviser Class Shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Adviser Class Shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Adviser Class Shares ("Distribution Services"), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Adviser Class Shares.


Ms. Tillinghast, Vice President of the Fund, may be considered to have an indirect interest in the operation of the 12b-1 Plan by virtue of her position as an officer of ILIAC, the parent company of the Distributor.


Adviser Class shares of a Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Adviser Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio's Adviser Class held by customers of such Service Organizations.


The tables below disclose the shareholder servicing and 12b-1 fees paid by each of the Portfolios for the year ended December 31, 2005:

PORTFOLIO                                                                  FEE PAID OUT (IN DOLLARS)
------------------------------------------------------------------------------------------------------------------
                                                                  SHAREHOLDER SERVICING             12b-1
------------------------------------------------------------------------------------------------------------------
ING American Century Large Company Value
     Initial
     Service Class
     Adviser Class

ING American Century Select
     Initial
     Service Class
     Adviser Class

ING American Century Small - Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING Baron Asset
     Initial
     Service Class
     Adviser Class

ING Baron Small Cap Growth
     Initial
     Service Class
     Adviser Class

ING Columbia Small Cap Value II(1)
     Initial
     Service Class
     Adviser Class

ING Davis Venture Value
     Initial
     Service Class
     Adviser Class

ING Fundamental Research
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Capital Growth
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Structured Equity
     Initial
     Service Class
     Adviser Class

ING JPMorgan International
     Initial
     Service Class
     Adviser Class

ING JPMorgan Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING Lord Abbett U.S. Government Securities
     Initial
     Service Class
     Adviser Class

PORTFOLIO                                                                  FEE PAID OUT (IN DOLLARS)
------------------------------------------------------------------------------------------------------------------
                                                                  SHAREHOLDER SERVICING             12b-1
------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities
     Initial
     Service Class
     Adviser Class

ING Neuberger Berman Partners
     Initial
     Service Class
     Adviser Class

ING Neuberger Berman Regency
     Initial
     Service Class
     Adviser Class

ING OpCap Balanced Value
     Initial
     Service Class
     Adviser Class

ING Oppenheimer Global
     Initial
     Service Class
     Adviser Class

ING Oppenheimer Strategic Income(2)
     Initial
     Service Class
     Adviser Class

ING PIMCO Total Return
     Initial
     Service Class
     Adviser Class

ING Pioneer High Yield
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Aggressive Growth
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Large Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Diversified Mid Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Growth Equity
     Initial
     Service Class
     Adviser Class

ING Templeton Foreign Equity
     Initial
     Service Class
     Adviser Class

PORTFOLIO                                                                  FEE PAID OUT (IN DOLLARS)
------------------------------------------------------------------------------------------------------------------
                                                                  SHAREHOLDER SERVICING             12b-1
------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Large Cap Equity
     Initial
     Service Class
     Adviser Class

ING UBS U.S. Small Cap Growth(1)
     Initial
     Service Class
     Adviser Class

ING Van Kampen Comstock
     Initial
     Service Class
     Adviser Class

ING Van Kampen Equity and Income
     Initial
     Service Class
     Adviser Class



(1)  Portfolio had not commenced operations as of the date of this SAI.
(2) The Distributor has contractually agreed to waive all or a portion of its Shareholder Services fees and/or reimburse Shareholder Services fees for the Portfolio's Adviser and Service Class Shares so that Total Net Operating Expenses do not exceed 0.75% through April 30, 2006.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal period ended December 31, 2005 were as follows:



DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING AMERICAN CENTURY LARGE COMPANY VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING AMERICAN CENTURY SELECT
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous

TOTAL

ING AMERICAN CENTURY SMALL - MID CAP VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING BARON ASSET(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING BARON SMALL CAP GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING COLUMBIA SMALL CAP VALUE II(2)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING DAVIS VENTURE VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING FUNDAMENTAL RESEARCH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING GOLDMAN SACHS CAPITAL GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS STRUCTURED EQUITY
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING JPMORGAN INTERNATIONAL
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING JPMORGAN MID CAP VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING LORD ABBETT U.S. GOVERNMENT SECURITIES(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING MFS CAPITAL OPPORTUNITIES
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING NEUBERGER BERMAN PARTNERS(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING NEUBERGER BERMAN REGENCY(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING OPCAP BALANCE VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING OPPENHEIMER GLOBAL
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING OPPENHEIMER STRATEGIC INCOME
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING PIMCO TOTAL RETURN
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING PIONEER HIGH YIELD(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING SALOMON BROTHERS LARGE CAP GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING T. ROWE PRICE GROWTH EQUITY
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING TEMPLETON FOREIGN EQUITY(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING UBS U.S. LARGE CAP EQUITY
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING UBS U.S. SMALL CAP GROWTH(2)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING VAN KAMPEN COMSTOCK
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING VAN KAMPEN EQUITY AND INCOME
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL



          (1) Portfolio commenced operations on [January 3, 2006].
          (2) Portfolio had not commenced operations as of the date of this SAI.


Shareholders of the Adviser Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange. Shareholders of Service Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares. Shareholders of Initial Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Initial Class shares of other Portfolios that offer Initial Class shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors of the Fund shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.


                             PERFORMANCE INFORMATION

        The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

        Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

where,
a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

        Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

               Because the Baron Asset, Columbia Small Cap Value II, Lord Abbett U.S. Government Securities, Neuberger Berman Partners, Neuberger Berman Regency, Pioneer High Yield, Templeton Foreign Equity and UBS U. S. Small Cap Growth Portfolios had not commenced operations as of December 31, 2005, performance returns are not available.

                                                           1        5        10        SINCE      DATE OF
                                                         YEAR     YEARS     YEARS    INCEPTION   INCEPTION
----------------------------------------------------------------------------------------------------------
ING American Century Large Company Value
     Initial
     Service Class
     Adviser Class

ING American Century Select
     Initial
     Service Class
     Adviser Class

ING American Century Small - Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING Baron Small Cap Growth
     Initial
     Service Class
     Adviser Class

ING Davis Venture Value
     Initial
     Service Class
     Adviser Class

ING Fundamental Research
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Capital Growth
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Structured Equity
     Initial
     Service Class
     Adviser Class

ING JPMorgan International
     Initial
     Service Class
     Adviser Class

ING JPMorgan Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING MFS Capital Opportunities
     Initial
     Service Class
     Adviser Class

ING OpCap Balanced Value
     Initial
     Service Class
     Adviser Class

ING Oppenheimer Global
     Initial
     Service Class
     Adviser Class

                                                           1        5        10        SINCE      DATE OF
                                                         YEAR     YEARS     YEARS    INCEPTION   INCEPTION
----------------------------------------------------------------------------------------------------------
ING Oppenheimer Strategic Income
     Initial
     Service Class
     Adviser Class

ING PIMCO Total Return
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Aggressive Growth
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Large Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Diversified Mid Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Growth Equity
     Initial
     Service Class
     Adviser Class

ING UBS U.S. Large Cap Equity
     Initial
     Service Class
     Adviser Class

ING Van Kampen Comstock
     Initial
     Service Class
     Adviser Class

ING Van Kampen Equity and Income
     Initial
     Service Class
     Adviser Class


                                 NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Shareholder Information
- Net Asset Value" in the Prospectuses. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use

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

the fair valuation recommendations suggested by such research service, and valuations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.


                                      TAXES


The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY-- Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS-- Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the

Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES-- A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS-- The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

                              FINANCIAL STATEMENTS


The financial statements and independent registered public accounting firm's report thereon for each Portfolio (except, ING Columbia Small Cap Value II and ING UBS U.S. Small Cap Growth) are included in the Fund's annual shareholder report as of and for the period ended December 31, 2005, and have been incorporated into this SAI.


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

                                   APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

                                   APPENDIX B

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003

                        REVISION DATE: SEPTEMBER 15, 2005

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.   Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment

         Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.   Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.  NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4. Referrals to a Fund's Valuation, Proxy and Brokerage Committee

                  A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.    Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.    Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.    Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.    Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.    Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.    Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

               1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

               In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

               2.   NON-VOTES: Votes in Which No Action is Taken

               The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

               Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

               Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

               3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

               If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

               4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.    Assessment of the Agent

               The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

               Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.    Conflicts of Interest

               The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

               In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

               For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

               The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

           NAME                                          TITLE OR AFFILIATION
Stanley D. Vyner               Chief Investment Risk Officer and Executive Vice President, ING
                               Investments, LLC

Todd Modic                     Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                               and Chief Financial Officer of the ING Funds

Maria Anderson                 Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                   Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                               Funds Services, LLC

Julius Drelick                 Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.        Counsel, ING Americas US Legal Services

Steve Wastek, Esq.             Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.    INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.     THE BOARD OF DIRECTORS

 VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

 STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

 DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

   (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

 VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

 REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

 RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

 AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

 AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

 SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

 CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

 SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

 SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

 SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

 POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

 FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

 GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

 PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

 UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

 SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

 WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS

 CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

 OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

 MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

 BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

 SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

 OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

 QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.    CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

 COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

 STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

 REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

 PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

 SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

 ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

 PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

 DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

 SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

 TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

 MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

 DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

 EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

 OBRA-RELATED COMPENSATION PROPOSALS:
   AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
   Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
   Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

   APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
   Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

 SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

 GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.   GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

 ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
   -  the opening of the shareholder meeting
   -  that the meeting has been convened under local regulatory requirements
   -  the presence of quorum
   -  the agenda for the shareholder meeting
   -  the election of the chair of the meeting
   -  the appointment of shareholders to co-sign the minutes of the meeting
   -  regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   -  the designation of two shareholders to approve and sign minutes of meeting
   -  the allowance of questions
   -  the publication of minutes
   -  the closing of the shareholder meeting

 DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

 INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

 DIRECTOR REMUNERATION
 Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote
          FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

 RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

 SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

 GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

 APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

 REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

 INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

 ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

 STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

 DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

 FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

 RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

 CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

 ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -  it is editorial in nature;
   -  shareholder rights are protected;
   -  there is negligible or positive impact on shareholder value;
   -  management provides adequate reasons for the amendments; or
   -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
   - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.

   - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

 OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING PARTNERS, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258

                                 1-800-262-3862

                  ING FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO*
                      ING FIDELITY(R) VIP GROWTH PORTFOLIO
                   ING FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
                      ING FIDELITY(R) VIP MID CAP PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2006

                         SERVICE CLASS AND ADVISER CLASS

This Statement of Additional Information ("SAI") relates to the Series listed above (each a "Feeder Portfolio and collectively, the "Feeder Portfolios") of ING Partners, Inc. ("Company"). A prospectus for the Portfolios dated March 1, 2006 ("Prospectus"), that provides the basic information you should know before investing in the Feeder Portfolios, may be obtained without charge from the Feeder Portfolios or the Feeder Portfolios principal underwriter, ING Financial Advisers, LLC, the address written above. This SAI is not a prospectus but is incorporated herein by reference and should be read in conjunction with the Prospectus for the Portfolios dated May 1, 2006, which has been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in the SAI are used as defined terms in the Prospectus. Copies of the Prospectus and annual or semi-annual shareholder reports may be obtained without charge by contacting the Company at the address or phone number written above.

The information in this SAI expands on the information combined in the Prospectus and any supplements thereto. The Feeder Portfolios' financial statements and the independent registered public accounting firm's report thereon included in the annual shareholder report dated December 1, 2005, are incorporated herein by reference.

Shares of the Feeder Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Shares of the Feeder Portfolios are not currently offered directly to Qualified Plans or custodial accounts.


* Fidelity and Contrafund are registered trademarks of Fidelity Management & Research Corp.

                                TABLE OF CONTENTS


                                                                               PAGE
                                                                               ----
INTRODUCTION                                                                     1
HISTORY OF THE COMPANY                                                           1
MASTER/FEEDER STRUCTURE                                                          1
INVESTMENT RESTRICTIONS                                                          2
FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS                     3
NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS                     3
INVESTMENT RESTRICTIONS OF THE MASTER FUNDS                                     10
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                             10
MANAGEMENT OF THE COMPANY                                                       24
BOARD                                                                           30
COMPENSATION OF DIRECTORS                                                       31
COMPENSATION TABLE                                                              32
OWNERSHIP OF PORTFOLIO SHARES                                                   33
CODE OF ETHICS                                                                  34
PROXY VOTING PROCEDURES                                                         34
DISCLOSURE OF THE FEEDER PORTFOLIOS' PORTFOLIO SECURITIES                       34
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                      37
ADVISER TO THE FEEDER PORTFOLIOS                                                37
PRINCIPAL UNDERWRITER                                                           42
BROKERAGE ALLOCATION AND PORTFOLIO TURNOVER                                     43
DESCRIPTION OF SHARES                                                           43
VOTING RIGHTS                                                                   47
NET ASSET VALUE                                                                 48
TAX STATUS                                                                      50
OTHER INFORMATION                                                               52
FINANCIAL STATEMENTS                                                            54
APPENDIX A - PROXY VOTING PROCEDURE AND GUIDELINES                             A-1

                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectus for the Feeder Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in the SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Feeder Portfolios' securities and some investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectus. Terms not defined herein have the meanings given to them in the Feeder Portfolios' Prospectus.

                             HISTORY OF THE COMPANY

The Company is a Maryland Corporation and commenced operations on November 28, 1997. The Company changed its name from Portfolio Partners, Inc. to ING Partners, Inc. effective May 1, 2002.

The Company is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Company currently has authorized [39] portfolios. This SAI pertains only to the following four Portfolios: ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Growth Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio. The investmEnt objective of each Portfolio is non-fundamental and, therefore, can be changed by the Board of Directors of the Company ("Board") without the approval of shareholders.


                             MASTER/FEEDER STRUCTURE


Each Feeder Portfolio invests all of its assets in a series of Fidelity Variable Insurance Products, Fidelity Variable Insurance Products II, and Fidelity Variable Insurance Products III, respectively ("Master Series") (each series a "Master Fund" and collectively, the "Master Funds") in a master/feeder structure. The Feeder Portfolios do not buy investment securities directly. Instead, each Feeder Portfolio invests in a Master Fund, which in turn purchases investment securities. Each Feeder Portfolio's Master Fund is listed below:

FEEDER PORTFOLIO
ING Fidelity(R) VIP Contrafund(R) Portfolio
ING Fidelity(R) VIP Growth Portfolio
ING Fidelity(R) VIP Equity-Income Portfolio
ING Fidelity(R) VIP Mid Cap Portfolio

MASTER FUND
VIP Contrafund(R) Portfolio (Service Class 2 Shares)
VIP Growth Portfolio (Service Class 2 Shares)
VIP Equity-Income Portfolio (Service Class 2 Shares)
VIP Mid Cap Portfolio (Service Class 2 Shares)

The investment adviser for the Master Funds is Fidelity Management & Research Company ("FMR"). FMR is a wholly-owned subsidiary of FMR Corp. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.


The Board believes that, as other investors invest their assets in a Feeder Portfolio and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.


In addition, as described below, under the terms of the Investment Management Agreement and the Administration Agreement, if a Feeder Portfolio divests itself of its interests in a Master Fund and the Master Fund's Board asks ING Life Insurance and Annuity Company ("ILIAC") as the Feeder Portfolios' investment adviser, to manage the Feeder Portfolios, each Feeder Portfolio would pay an advisory fee to ILIAC, rather than FMR, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to FMR, and also an administration fee of 0.15%, 0.14%, 0.14% and 0.17%, respectively, to ING Funds Services, LLC. A Portfolio's expenses may be higher if the Company were to withdraw a Portfolio's assets from a Master Fund.

Under the master/feeder structure, the Company retains the right to withdraw a Feeder Portfolio's assets from the Master Company. The Company also reserves the right to suspend or terminate purchases of shares of a Master Fund by the Company and a Portfolio if such action is required by law, or if the Company's Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Portfolio and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Company were to withdraw a Feeder Portfolio's assets, the Company's Board would then consider whether to invest the Feeder Portfolio's assets in another pooled investment entity, ask ILIAC to manage either directly or with a sub-adviser under the advisory agreement between the Company and ILIAC, or take other appropriate action.


Investment of each Feeder Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

The board of trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.


THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Feeder Portfolio's outstanding voting securities, defined in the Investment Company Act of 1940, as amended (" 1940 Act") as the lesser of: (1) 67% or more of that Feeder Portfolio's voting securities present at a meeting if the holders of more than 50% of that Feeder Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Feeder Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Feeder Portfolios are considered by the Company not to be fundamental and accordingly may be changed without shareholder approval.

ING FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO, ING FIDELITY(R) VIP GROWTH PORTFOLIO, ING FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, AND ING FIDELITY(R) VIP MID CAP PORTFOLIO MAY NOT:


     (1) Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Feeder Portfolio to: (i) enter into commitments to purchase securities in accordance with a Feeder Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     (2) Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (3) Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Feeder Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Feeder Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     (4) Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Feeder Portfolio as a result of the ownership of securities;

     (5) Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (6) Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     (7) Deviate from being a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

     (8) "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Feeder Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Feeder Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Feeder Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Feeder Portfolio's holdings of illiquid securities exceed 15% because of changes in the value of a Feeder Portfolio's investments, a Feeder Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolio. Otherwise, a Feeder Portfolio may continue to hold a security even though it causes the Feeder Portfolio to exceed a percentage limitation because of fluctuation in the value of the Feeder Portfolio's assets.


NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS

Each Feeder Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:


   Notwithstanding any other investment policy of the Feeder Portfolio, the Feeder Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Feeder Portfolio.


Each Feeder Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Feeder Portfolios, are considered by the Company not to be fundamental and accordingly may be changed without shareholder approval.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER FUNDS

The Master Funds have adopted the following fundamental investment restrictions that may not be changed without approval by a majority of each Master Fund's outstanding voting securities. Such majority is defined in the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than

50% of the outstanding voting securities. However, except for the fundamental investment limitations listed below, the investment policies and limitations of the Master Funds described in this SAI are not fundamental and may be changed without shareholder approval. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately, and is caused by, an acquisition by a Master Fund.

If a change in a Master Fund's fundamental investment restrictions is submitted to the holders of the Company's outstanding voting securities, the matter will be deemed to be acted upon with respect to a Master Fund if a majority of the outstanding voting securities of the Master Fund votes for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder's of a majority of the outstanding voting securities of any other Master Fund affected by the matter and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Company.

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

The following are Fidelity(R) VIP Contrafund(R) Portfolio's fundamental restrictions. The Fidelity(R) VIP Contrafund(R) Portfolio may not:


(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


The following are Fidelity(R) VIP Contrafund(R) Portfolio's non-fundamental investment policies:


(a) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(b) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(c) The fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(d) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(e) The fund does not currently intend to lend assets other than securities to other parties, except by: (i) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


(f) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).


With respect to limitation (d), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.


For VIP Contrafund(R) Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions of the Master Funds" on page 19.

FIDELITY(R) VIP GROWTH PORTFOLIO

The following are Fidelity(R) VIP Growth Portfolio's fundamental investment restrictions. The Fidelity(R) VIP Growth Portfolio may not:


(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;




(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;




(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


The following are the Fidelity(R) VIP Growth Portfolio's non-fundamental investment policies:


(a) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(b) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(c) The fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(d) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.




(e) The fund does not currently intend to lend assets other than securities to other parties, except by: (i) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


(f) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(g) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).


With respect to limitation (d), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the VIP Growth Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions of the Master Funds" on page 19.


FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO

The following are the Fidelity(R) VIP Equity-Income Portfolio's fundamental investment restrictions. The Fidelity(R) VIP Equity-Income Portfolio may not:


(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;




(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


The following are the Fidelity(R) VIP Equity-Income Portfolio's non-fundamental investment policies:


(a) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(b) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

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(c) The fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(d) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(e) THE fund does not currently intend to lend assets other than securities to other parties, except by: (i) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


(f) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(g) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).


With respect to limitation (d), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the VIP Equity-Income Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions of the Master Funds" on page 19.


FIDELITY(R) VIP MID CAP PORTFOLIO

The following are the Fidelity(R) VIP Mid Cap Portfolio's fundamental investment restrictions. The Fidelity(R) VIP Mid Cap Portfolio may not:


(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;




(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(9) The fund may, nothwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


The following are the Fidelity(R) VIP Mid Cap Portfolio's non-fundamental investment policies:


(a) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(b) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(c) The fund may borrow money only (i) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(d) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(e) The fund does not currently intend to lend assets other than securities to other parties, except by: (i) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)


(f) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


(g) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (d), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the VIP Mid Cap Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions of the Master Funds" on page 19.


For purposes of normally investing at least 80% of the fund's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap(R) Index and the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") no less frequently than once a month.

GENERAL. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Feeder Portfolio's or its Master Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Feeder Portfolio's or its Master Fund's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Feeder Portfolio's or its Master Funds investment policies and limitations. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.


To the extent required by the Securities and Exchange Commission ("SEC") regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Feeder Portfolio's policy to invest at least 80% of its net assets plus borrowings (measured at the time of purchase) in the particular type of investment suggested by its name.

With respect to the fundamental policy on "concentration", industry classifications of domestic issuers for all Feeder Portfolios are determined in accordance with the current Directory of Companies Filing Annual Reports with the SEC. Industry classifications of foreign issuers for the Feeder Portfolios or Master Funds are based on data provided by Bloomberg L.P. and other industry data sources.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


INVESTMENT STRATEGIES AND RISKS


MASTER FUNDS


The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.


FEEDER PORTFOLIOS


The following supplements the discussion in the Feeder Portfolios' Prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each Feeder Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, it holds only beneficial interests or shares of the Master Fund. Each Master Fund invests directly in individual securities of other issuers. These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Portfolios. The statement of additional information for the Master Funds is delivered together with this SAI.

AFFILIATED BANK TRANSACTIONS

A Master Fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the Master Fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees of the Master Funds has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES

Asset-backed securities represent interests in pools of mortgages, loans, receivables, and other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.


Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.


BORROWING

Each Master Fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a Master Fund or a Feeder Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Master Fund or a Feeder Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT

A Master Fund can hold uninvested cash or it can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL FUNDS

Central Funds are money market or short -term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money markets funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital.

COMMON STOCK

Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Master Fund is called for redemption or conversion, the Company could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.


Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


DEBT SECURITIES


Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.


FOREIGN CURRENCY TRANSACTIONS


A Master Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Master Fund. A Master Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a Master Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a Master Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A Master Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Master Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Master Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Master Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Master Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Master Fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a Master Fund's investment exposure to changes in currency exchange rates and could result in losses to a Master Fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a Master Fund by selling that currency in exchange for dollars, a Master Fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a Master Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a Master Fund 's exposure to a foreign currency and that currency's value declines, a Master Fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a Master Fund or that it will hedge at appropriate times.


FOREIGN MARKETS


Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts ("ADRs") as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.


ILLIQUID SECURITIES


Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a Master Fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a Master Fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a Master Fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).


INDEXED SECURITIES


Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.


INTERFUND BORROWING AND LENDING PROGRAM


Pursuant to an exemptive order issued by the SEC, a Master Fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Master Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Master Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.


INVESTMENT-GRADE DEBT SECURITIES


Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a Master Fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, Standard & Poor's ("S&P"), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization ("NRSRO") by the SEC, or is unrated but considered to be of equivalent quality by FMR.


LOAN AND OTHER DIRECT DEBT INSTRUMENTS


Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Master Fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each Master Fund limits the amounts of total assets that it will invest in any one issuer or in issuers within the same industry (see each Master Fund's investment limitations). For purposes of these limitations, a Master Fund generally will treat the borrower as the "issuer" of indebtedness held by the Master Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Master Fund and the borrower, if the participation does not shift to the Master Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a Master Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Master Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


LOWER QUALITY DEBT SECURITIES


Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Master Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interests of the Master Fund's shareholders.


MORTGAGE-BACKED SECURITIES


Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in return of principal to the investors, causing it to be invested subsequently at a lower interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a Master Fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.


PREFERRED SECURITIES


Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.


REAL ESTATE INVESTMENT TRUSTS ("REITs")


Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.


REPURCHASE AGREEMENTS


Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Master Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, under certain circumstances, by an FMR affiliate.


RESTRICTED SECURITIES


Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.


REVERSE REPURCHASE AGREEMENTS


In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Master Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, under certain circumstances, by an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.


SECURITIES LENDING


A Master Fund may lend securities to parties such as broker-dealers or other institutions.

Securities lending allows a Master Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Master Fund with collateral in an amount at least equal to the value of the securities loaned. The Master Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Master Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Master Fund is not able to recover the securities loaned, a Master Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.


Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

SECURITIES OF OTHER INVESTMENT COMPANIES


Each Master Fund and Feeder Portfolio may invest in securities of other investment companies, subject to limitations under the 1940 Act. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the Master Funds or the Feeder Portfolios would continue to pay their own management fees and expenses with respect to all their investments, including the securities of other investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share
(NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.


SHORT SALES "AGAINST THE BOX"


Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.


SHORT SALES


Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a Master Fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Master Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A Master Fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A Master Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.


TEMPORARY DEFENSIVE POLICIES


Each Master Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary defensive purposes.


WARRANTS


Warrants give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Master Fund or Feeder Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Master Fund or Feeder Portfolio will lose its entire investment in such warrant.


ZERO COUPON BONDS


Zero coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.


FUTURES, OPTIONS, AND SWAPS


The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.


COMBINED POSITIONS


Involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


CORRELATION OF PRICE CHANGES


Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


FUTURES CONTRACTS


In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


FUTURES MARGIN PAYMENTS


The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.


LIMITATIONS ON FUTURES, OPTIONS AND SWAP TRANSACTIONS


Each trust, on behalf of each Master Fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each Master Fund is not subject to registration or regulation as a CPO.

Each Master Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the Master Funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.


LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS


There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.


OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES


Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.


OTC OPTIONS


Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS


By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.


WRITING PUT AND CALL OPTIONS


The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


SWAP AGREEMENTS


Can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.


LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS OF THE MASTER FUNDS


VIP Contrafund(R) Portfolio, VIP Growth Portfolio, VIP Equity-Income Portfolio, and VIP Mid Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Master Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the Master Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the Master Funds' investments in futures contracts and options, and the Master Funds' and the Feeder Portfolio's policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

                            MANAGEMENT OF THE COMPANY

DIRECTORS

The business and affairs of the Company are managed under the direction of the Company's Board. According to the applicable laws of the State of Maryland and the Company's Articles of Incorporation. The Board governs each Feeder Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Company's activities, review contractual arrangements with companies that provide services to each Feeder Portfolio and review each Feeder Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent and Richard A. Wedemeyer. The Executive Officers of the Company are James W. Hennessy, Stanely D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn I. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer and Maria Anderson.

The Directors and executive officers of the Company and their principal occupations for the past five years are listed below:



                                                                                         NUMBER OF
                                                                                         FUNDS IN
                                           TERM OF                                       FUND
                               POSITION(S) OFFICE AND                                    COMPLEX
                               HELD WITH   LENGTH OF                                     OVERSEEN
                               THE         TIME       PRINCIPAL OCCUPATION(S) -          BY          OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS AND AGE          COMPANY     SERVED(1)  DURING THE PAST 5 YEARS            DIRECTOR(2) DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

JOHN V. BOYER                  Director    November   Executive Director, The Mark Twain [  ]        None
7337 East Doubletree Ranch Rd.             1997 -     House & Museum(3) (September 1989
Scottsdale, Arizona 85258                  Present    - Present).
Age: 52

J. MICHAEL EARLEY              Director    January    President and Chief Executive      [  ]        None
7337 East Doubletree Ranch Rd.             2005 -     Officer, Bankers Trust Company,
Scottsdale, Arizona 85258                  Present    N.A. (June 1992 - Present).
Age: 60

R. BARBARA GITENSTEIN          Director    January    President, College of New Jersey   [  ]        None
7337 East Doubletree Ranch Rd.             2005 -     (January 1999 - Present).
Scottsdale, Arizona 85258                  Present
Age: 58

PATRICK W. KENNY               Director    March 2002 President and Chief Executive      [  ]        Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.             - Present  Officer International Insurance                (November 2003 - Present).
Scottsdale, Arizona 85258                             Society (June 2001 - Present).
Age: 63

WALTER H. MAY                  Director    January    Retired.                           [  ]        BestPrep Charity (September
7337 East Doubletree Ranch Rd.             2005 -                                                    1991 - Present).
Scottsdale, Arizona 85258                  Present
Age: 69

JOCK PATTON                    Chairman    January    Private Investor (June 1997 -      [  ]        JDA Software Group, Inc.
7337 East Doubletree Ranch Rd. and         2005 -     Present). Formerly, Director and               (January 1999 - Present);
Scottsdale, Arizona 85258      Director    Present    Chief Executive Officer, Rainbow               Swift Transportation Co.
Age: 60                                               Multimedia Group, Inc. (January                (March 2004 - Present).
                                                      1999 - December 2001).

DAVID W.C. PUTNAM              Director    January    President and Director, F.L.       [  ]        Progressive Capital
7337 East Doubletree Ranch Rd.             2005 -     Putnam Securities Company, Inc.                Accumulation Trust (August
Scottsdale, Arizona 85258                  Present    (June 1978 - Present).                         1998 - Present); Principled
Age: 66                                                                                              Equity Market Trust (November
                                                                                                     1996 - Present); Mercy
                                                                                                     Endowment Foundation
                                                                                                     (September 1995 - Present);
                                                                                                     Asian American Bank and Trust
                                                                                                     Company (June 1992 - Present);
                                                                                                     and Notre Dame Health Care
                                                                                                     Center (July 1991 - Present).

ROGER B. VINCENT               Director    January    President, Springwell Corporation, [  ]        AmeriGas Propane, Inc.
7337 East Doubletree Ranch Rd.             2005 -     a privately-held corporate finance             (January 1998 - present).
Scottsdale, Arizona 85258                  Present    advisory firm (March 1989 -
Age: 60                                               Present).

RICHARD A. WEDEMEYER           Director    January    Retired. Formerly, Vice President  [  ]        Touchstone Consulting Group
7337 East Doubletree Ranch Rd.             2005 -     - Finance and Administration,                  (June 1997 - Present); Jim
Scottsdale, Arizona 85258                  Present    Channel Corporation - importer of              Henson Legacy (April 1994 -
Age: 69                                               specialty aluminum alloys in                   Present).
                                                      sem-fabricated form (June 1996 -
                                                      April 2002). Formerly, Trustee,
                                                      First Choice Funds (1997 - 2001).

DIRECTORS WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY(4)(5)      Director    January    Chief Executive Officer, ING US    [  ]        Equitable Life Insurance Co.,
7337 East Doubletree Ranch Rd.             2005 -     Financial Services (January 2005 -             Golden American Life Insurance
Scottsdale, Arizona 85258                  Present    Present); General Manager and                  Co., Life Insurance Company of
Age: 49                                               Chief Executive Officer, US                    Georgia, Midwestern United
                                                      Financial Services (December 2003              Life Insurance Co., ReliaStar
                                                      - December 2004); Chief Executive              Life Insurance Co., Security
                                                      Officer, ING US Financial Services             Life of Denver, Security
                                                      (September 2001 - December 2003);              Connecticut Life Insurance
                                                      and General Manager and Chief                  Co., Southland Life Insurance
                                                      Executive Officer, US Worksite                 Co., USG Annuity and Life
                                                      Financial Services (December 2000              Company, and United Life and
                                                      - September 2001).                             Annuity Insurance Co. Inc;
                                                                                                     Ameribest Life Insurance Co.;
                                                                                                     First Columbine Life Insurance
                                                                                                     Co.; and Metro Atlanta Chamber
                                                                                                     of Commerce (January 2003 -
                                                                                                     Present).

JOHN G. TURNER(4)              Director    January    Retired. Formerly Vice Chairman of [  ]        Hormel Foods Corporation
7337 East Doubletree Ranch Rd.             2005 -     ING Americas (September 2000 -                 (March 2000 - Present); ShopKo
Scottsdale, Arizona 85258                  Present    January 2002); Chairman and Chief              Stores, Inc.; (August 1999 -
Age: 66                                               Executive Officer of ReliaStar                 Present); and Conseco, Inc.
                                                      Financial Corp. and ReliaStar Life             (September 2003 - Present).
                                                      Insurance Company (July 1993 -
                                                      September 2000); Director of
                                                      ReliaStar Life Insurance Company
                                                      of New York (April 1975 - December
                                                      2001); Director of Northern Life
                                                      Insurance Company (March 1985 -
                                                      April 2000); and Chairman and
                                                      Trustee of the Northstar
                                                      affiliated investment companies
                                                      (May 1993 - 2001).


     (1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Director who is not an "interested person" of the Fund, as defined in the 1940 Act, ("Independent Directors"), shall retire from service as a Director at the first regularly scheduled quarterly meeting of the Board that is held after the Director reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Director for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

     (2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund and ING Partners, Inc..
     (3) Shaun Mathews, Senior Vice President of ILIAC, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.
     (4) Messrs. McInerney and Turner are deemed to be "interested persons," as defined by the Investment Company Act of 1940, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ILIAC and the Distributor, ING Financial Advisers, LLC.
     (5) Mr. McInerney is also a director of the following investment companies; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc., therefore, for the purposes of this table with reference to Mr. McInerney, "Fund Complex" includes these investment companies.

OFFICERS


                                                          TERM OF OFFICE AND
                                                            LENGTH OF TIME                  PRINCIPAL OCCUPATION(S) -
    NAME, ADDRESS AND AGE      POSITION(S) HELD WITH FUND     SERVED(1)                      DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY              President, Chief Executive May 2003 - Present President and Chief Executive Officer, ING Investments,
7337 East Doubletree Ranch Rd. Officer and Chief                             LLC(2) (December 2000 - Present). Formerly, Senior
Scottsdale, Arizona 85258      Operating Officer                             Executive Vice President and Chief Operating Officer,
Age: 56                                                                      ING Investments, LLC(2) (April 1995 - December 2000);
                                                                             and Executive Vice President, ING Investments, LLC(2)
                                                                             (May 1998 - June 2000).

MICHAEL J. ROLAND              Executive Vice President   January 2005 -     Executive Vice President (December 2001 - Present) and
7337 East Doubletree Ranch Rd.                            Present            Chief Compliance Officer (October 2004 - Present) ING
Scottsdale, Arizona 85258                                                    Investments, LLC(2). Formerly, Chief Financial Officer
Age: 47                                                                      and Treasurer, ING Investments, LLC (2) (December 2001
                                                                             - March 2005); Senior Vice President, ING Investments,
                                                                             LLC(2) (June 1998 - December 2001).

STANLEY D. VYNER               Executive Vice President   January 2005 -     Executive Vice President, ING Investments, LLC(2) (July
7337 East Doubletree Ranch Rd.                            Present            2000 - Present) and Chief Investment Risk Officer
Scottsdale, Arizona 85258                                                    (January 2003 - Present). Formerly, Chief Investment
Age: 55                                                                      Officer of the International Portfolios, ING
                                                                             Investments, LLC(2) (August 2000 - January 2003); and
                                                                             Chief Executive Officer, ING Investments, LLC(2)
                                                                             (August 1996 - August 2000).

JOSEPH M. O'DONNELL            Chief Compliance Officer   January 2005 -     Chief Compliance Officer of the ING Funds (November
7337 East Doubletree Ranch Rd.                            Present            2004 - Present). Formerly, Vice President, Chief Legal
Scottsdale, Arizona 85258                                                    Counsel, Chief Compliance Officer and Secretary of
Age: 51                                                                      Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas
                                                                             Funds (October 2001 - October 2004); and Chief
                                                                             Operating Officer and General Counsel of Matthews
                                                                             International Capital Management LLC and Vice President
                                                                             and Secretary of Matthews International Funds (August
                                                                             1999 - May 2001).

TODD MODIC                     Senior Vice President      March 2005 -       Senior Vice President, ING Funds Services (3) (April
7337 East Doubletree Ranch Rd. Chief/Principal Financial  Present            2005 - Present). Formerly, Vice President ING Funds
Scottsdale, Arizona 85258      Officer & Assistant                           Services, LLC(3) (September 2002 - March 2005);
Age: 38                        Secretary                                     Director of Financial Reporting, ING Investments,
                                                                             LLC(2) (March 2001 - September 2002); and Director of
                                                                             Financial Reporting, Axient Communications, Inc. (May
                                                                             2000 - January 2001).

KIMBERLY A. ANDERSON           Senior Vice President      January 2005 -     Senior Vice President, ING Investments, LLC(2) (October
7337 East Doubletree Ranch Rd.                            Present            2003 - Present). Formerly, Vice President and Assistant
Scottsdale, Arizona 85258                                                    Secretary, ING Investments, LLC(2) (January 2001 -
Age: 41                                                                      October 2003); and Assistant Vice President, ING Funds
                                                                             Services, LLC(3) (November 1999 - January 2001).

ROBERT S. NAKA                 Senior Vice President      January 2005 -     Senior Vice President and Assistant Secretary, ING
7337 East Doubletree Ranch Rd.                            Present            Funds Services, LLC(3) (October 2001 - Present).
Scottsdale, Arizona 85258                                                    Formerly, Senior Vice President, ING Funds Services,
Age: 42                                                                      LLC(3) (August 1999 - October 2001).

ROBYN L. ICHILOV               Vice President and         January 2005 -     Vice President, ING Funds Services, LLC(3) (October
7337 East Doubletree Ranch Rd. Treasurer                  Present            2001 - Present) and ING Investments, LLC(2) (August
Scottsdale, Arizona 85258                                                    1997 - Present).
Age: 38

MARIA M. ANDERSON              Vice President             January 2005 -     Vice President, ING Funds Services, LLC(3) (September
7337 East Doubletree Ranch Rd.                            Present            2004 - Present). Formerly, Assistant Vice President,
Scottsdale, Arizona 85258                                                    ING Funds Services, LLC(3) (October 2001 - September
Age: 47                                                                      2004); and Manager of Fund Accounting and Fund
                                                                             Compliance, ING Investments, LLC(2) (September 1999 -
                                                                             October 2001).

LAUREN D. BENSINGER            Vice President             January 2005 -     Vice President and Chief Compliance Officer, ING Funds
7337 East Doubletree Ranch Rd.                            Present            Distributor, LLC(4) (July 1995 - Present); and Vice
Scottsdale, Arizona 85258                                                    President, ING Investments, LLC(2) (February 1996 -
Age: 51                                                                      Present). Formerly, Chief Compliance Officer, ING
                                                                             Investments, LLC(2) (October 2001 - October 2004).

LAURIE M. TILLINGHAST          Vice President             May 2003 - Present Vice President, ING Life Insurance and Annuity Company,
151 Farmington Avenue                                                        (December 200 - Present); Formerly, Vice President,
Hartford, Connecticut 06156                                                  Aetna Retirement Services, Fund Strategy and
Age: 53                                                                      Management, (December 1995 - December 200); and
                                                                             Director and President, ING Partners, Inc. (November
                                                                             1997 - May 2003).

MARY A. GASTON                 Vice President             March 2005 -       Vice President, ING Funds Services, LLC(3) (April 2005
7337 East Doubletree Ranch Rd.                            Present            - Present). Formerly, Assistant Vice President
Scottsdale, Arizona 85258                                                    Financial Reporting, ING Investments, LLC (2) (April
Age: 39                                                                      2004 - April 2005); Manager, Financial Reporting, ING
                                                                             Investments, LLC (2) (August 2002 - April 2004); and
                                                                             Controller, Z Seven Fund, Inc. and Ziskin Asset
                                                                             Management, Inc. (January 2000 - March 2002).

SUSAN P. KINENS                Assistant Vice President   January 2005 -     Assistant Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                            Present            (December 2002 - Present); and has held various other
Scottsdale, Arizona 85258                                                    positions with ING Funds Services, LLC(3) for more than
Age: 28                                                                      the last five years.

KIMBERLY K. PALMER             Assistant Vice President   January 2005 -     Assistant Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                            Present            (August 2004 - Present). Formerly, Manager,
Scottsdale, Arizona 85258                                                    Registration Statements, ING Funds Services, LLC(3)
Age: 48                                                                      (May 2003 - August 2004); Associate Partner, AMVESCAP
                                                                             PLC (October 2000 - May 2003); and Director of Federal
                                                                             Filings and Blue Sky Filings, INVESCO Funds Group, Inc.
                                                                             (March 1994 - May 2003).

HUEY P. FALGOUT, JR.           Secretary                  August 2003 -      Chief Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                            Present            (September 2003 - Present). Formerly, Counsel, ING
Scottsdale, Arizona 85258                                                    Americas, U.S. Legal Services (November 2002 -
Age: 42                                                                      September 2003); and Associate General Counsel of AIG
                                                                             American General (January 1999 - November 2002).

THERESA K. KELETY              Assistant Secretary        August 2003 -      Counsel, ING Americas, U.S. Legal Services (April 2003
7337 East Doubletree Ranch Rd.                            Present            - Present). Formerly, Senior Associate with Shearman &
Scottsdale, Arizona 85258                                                    Sterling (February 2000 - April 2003); and Associate
Age: 42                                                                      with Sutherland Asbill & Brennan (1996 - February
                                                                             2000).

ROBIN R. NESBITT               Assistant Secretary        August 2004 -      Supervisor, Board Operations, ING Funds Services, LLC
7337 East Doubletree Ranch Rd.                            Present            (3) (August 2003 - Present). Formerly, Senior Legal
Scottsdale, Arizona 85258                                                    Analyst, ING Funds Services, LLC (3) (August 2002 -
Age: 32                                                                      August 2003); Associate, PricewaterhouseCoopers
                                                                             (January 2001 - August 2001); and Paralegal, McManis,
                                                                             Faulkner & Morgan (May 2000 - December 2000).


     (1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.
     (2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
     (3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
     (4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

BOARD

The Board governs each Feeder Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Feeder Portfolios' activities, review contractual arrangements with companies that provide services to each Feeder Portfolio, and review each Feeder Portfolio's performance.


FREQUENCY OF BOARD MEETINGS


The Board currently conducts regular meetings seven (7) times a year. The Audit Committee and Valuation, Proxy and Brokerage Committee also meet regularly four
(4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

BOARD COMMITTEES

EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Directors and two (2) Directors who are "interested persons," as defined in the 1940 Act. The following Directors serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held ____ meetings during the fiscal year ended December 31, 2005.

AUDIT COMMITTEE. The Board has an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Directors: Messrs. Earley, Kenny, Vincent, and Putnam. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held ____) meetings during the fiscal year ended December 31, 2005.

VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee (formerly the Valuation,Proxy and BrokerageCommittee)whose functions include, among others, reviewing the determination of the value of securities held by the Feeder Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the adviser's usage of the Company's brokerage and the Adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Directors: Messrs. May, Boyer, Patton, and Wedemeyer and Dr. Gitenstein. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held ___ meetings during the fiscal year ended December 31, 2005.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.


In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Director: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.


The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Feeder Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Feeder Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent
Directors: Messrs. May, Kenny and Wedemeyer and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held ___ meetings during the fiscal year ended December 31, 2005.

INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Directors and one Director who is an "interested person," (as defined in the 1940 Act) of the Company: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairperson of the domestic equity funds Investment Review Committee. The Investment Review Committee for the domestic equity funds held ___ meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the international and fixed-income funds currently consists of five (5) Independent Directors and one Director who is an "interested person" (as defined in the 1940 Act) of the
Company: Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairperson of the international and fixed income funds Investment Review Committee. The Investment Review Committee for the international and fixed income funds held ___ meetings during the fiscal year ended December 31, 2005.

COMPLIANCE COMMITTEE. The Board established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Feeder Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Directors:
Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairperson of the Committee. The Compliance Committee held ___ meetings during the fiscal year ended December 31, 2005.

CONTRACTS COMMITTEE. The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Feeder Portfolios. The responsibilities of the Contracts Committee include, among other things: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Directors specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Directors. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee operates pursuant to a Charter approved by the Board. The Contracts Committee currently consists of five (5) Independent Directors: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairperson of the Committee. The Contracts Committee held ___ meetings during the fiscal year ended December 31, 2005.

COMPENSATION OF DIRECTORS

Each Portfolio pays each Director who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000 and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by the Company is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios/funds managed by the investment adviser or its affiliates, Directed Services, Inc. and ILIAC, for which the Directors serve in common as Trustees/Directors.

The following table sets forth information provided by ILIAC, the Feeder Portfolios' adviser, regarding compensation of Directors by each Feeder Portfolio and other portfolios managed by ILIAC and its affiliates for the fiscal year ended December 31, 2005. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from a Feeder Portfolio or any other portfolios managed by ILIAC or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

                               COMPENSATION TABLE

The following table describes the compensation received by the Directors for the calendar year ended December 31, 2005.



                                             ING                               PENSION OR    ESTIMATED       TOTAL
                                         FIDELITY(R)     ING         ING       RETIREMENT      ANNUAL    COMPENSATION
                         ING FIDELITY(R)     VIP     FIDELITY(R) FIDELITY(R)    BENEFITS      BENEFITS  FROM REGISTRANT
                               VIP         EQUITY-       VIP       VIP MID   ACCRUED AS PART    UPON       AND FUND
                          CONTRAFUND(R)    INCOME      GROWTH        CAP         OF FUND     RETIREMENT COMPLEX PAID TO
NAME OF PERSON, POSITION    PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     EXPENSES        (1)     DIRECTORS(2)(3)
-----------------------------------------------------------------------------------------------------------------------
John V. Boyer
Director

Patrick W. Kenny
Director

Walter H. May
Director

Thomas J. McInerney(4)
Director

Jock Patton
Director

David W.C. Putnam
Director

John G. Turner(4)
Director

Richard A. Wedemeyer
Director

Barbara Gitenstein
Director

J. Michael Earley
Director

Roger Vincent
Director



1) The Board has adopted a retirement policy under which a Director who has served as an Independent Director for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director for one year of service.
2)   Represents compensation from __ funds (total in complex as of December 31,
     2005).

3) Director compensation includes compensation paid by Funds that are not discussed in the Prospectus or SAI.

4) "Interested person" as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of ILIAC, the investment adviser and ING Financial Advisers, LLC, the Distributor. Officers and Directors who are interested persons do not receive any compensation from the Company.

OWNERSHIP OF PORTFOLIO SHARES

Set forth in the table below is information regarding each Director's ownership of equity securities of a Feeder Portfolio and the aggregate holdings of shares of equity securities of all Portfolios of the Company for the calendar year ended December 31, 2005.



                                                                             AGGREGATE DOLLAR RANGE OF
                                                                              EQUITY SECURITIES IN ALL
                                           DOLLAR RANGE OF EQUITY         REGISTERED INVESTMENT COMPANIES
                                             SECURITIES IN EACH          OVERSEEN BY DIRECTOR IN FAMILY OF
     NAME OF DIRECTOR                            PORTFOLIO                      INVESTMENT COMPANIES
     ----------------                            ---------                      --------------------
INDEPENDENT DIRECTORS

John V. Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick W. Kenny

Walter H. May

Jock Patton

David W. C. Putnam

Roger B. Vincent

Richard A. Wedemeyer

DIRECTORS WHO ARE "INTERESTED PERSONS"

Thomas J. McInerney

John G. Turner



INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Company's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Feeder Portfolios (not including registered investment companies) as of December 31, 2005.



                             NAME OF OWNERS
                            AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
     NAME OF DIRECTOR          TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
--------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER                      N/A               N/A                N/A               $  0              N/A

J. MICHAEL EARLEY                  N/A               N/A                N/A               $  0              N/A

R. BARBARA GITENSTEIN              N/A               N/A                N/A               $  0              N/A

PATRICK W. KENNY                   N/A               N/A                N/A               $  0              N/A

WALTER H. MAY                      N/A               N/A                N/A               $  0              N/A

JOCK PATTON                        N/A               N/A                N/A               $  0              N/A

DAVID W. C. PUTNAM                 N/A               N/A                N/A               $  0              N/A

ROGER B. VINCENT                   N/A               N/A                N/A               $  0              N/A

RICHARD A. WEDEMEYER               N/A               N/A                N/A               $  0              N/A

                                 CODE OF ETHICS


The Board of the Feeder Portfolios, ILIAC (as adviser) and the Distributor (as principal underwriter) have adopted a Code of Ethics or written supervisory procedures (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Feeder Portfolio. The Codes allow trades to be made in securities that may be held by a Feeder Portfolio, however, they prohibit a person from taking advantage of Feeder Portfolio trades or from acting on inside information. Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

FMR, FMRC, FMR U.K., FMR Far East, FIJ, FIIA, FIIA (U.K.)L, Fidelity Distributors Corporation (FDC), and the Master Funds have also adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restricts certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the Master Funds.

                             PROXY VOTING PROCEDURES

When a portfolio is a feeder in a master/feeder structure, proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures. The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure. The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Feeder Portfolios' portfolio securities. The proxy voting procedures and guidelines delegate to ILIAC the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. The voting procedures require ILIAC to vote proxies in accordance with the Portfolio's proxy voting guidelines. In addition, the Board established Valuation, Proxy and Brokerage Committee (formerly, the Valuation and Proxy Voting Committee) to oversee the implementation of the Feeder Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Feeder Portfolios, including procedures of ILIAC, is attached hereto as Appendix A-2. Information regarding how the Feeder Portfolios vote proxies, if any, relating to portfolio securities for the one year period ending June 30th will be made available no later than August 31st, of each year, through the Company's website at www.ingfunds.com or by accessing the SEC's website at www.sec.gov.

            DISCLOSURE OF THE FEEDER PORTFOLIOS' PORTFOLIO SECURITIES

The Feeder Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Feeder Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Feeder Portfolio posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and makes it available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G., a Portfolio will post the quarter-ending June 30 holdings on August 1).

Each Feeder Portfolio also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Feeder Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING's website, the Feeder Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Feeder Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, a Feeder Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Feeder Portfolio has a legitimate business purpose for doing so. Specifically, a Feeder Portfolio's disclosure of its portfolio holdings may include disclosure:


   - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions;

   - To financial printers for the purpose of preparing Feeder Portfolio regulatory filings;

   -  For the purpose of due diligence regarding a merger or acquisition;

   - To a new adviser or sub-adviser prior to the commencement of its management of a Feeder Portfolio;
   - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Feeder Portfolio than is posted on the Feeder Portfolios' website;

   - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;

   - To service providers, such as proxy-voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Feeder Portfolio; or

   - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.


The Fund's Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Feeder Portfolios' portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Feeder Portfolios' shareholders, on the one hand, and those of the Feeder Portfolios' investment adviser, sub-adviser, principal underwriter or any affiliated person of a Feeder Portfolio, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Feeder Portfolios' administrator to implement the Company's Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Feeder Portfolios' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of Feeder portfolio holdings creates a conflict between the interests of shareholders and the interests of the investment adviser, sub-adviser, principal underwriter and their affiliates. The Company's Board has authorized the senior officers of the Feeder Portfolios' administrator to authorize the release of the Feeder Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Feeder Portfolios' administrator reports quarterly to the Company's Board regarding the implementation of the Policies.

The Feeder Portfolios have the following ongoing arrangements with certain third parties to provide the Feeder Portfolios' portfolio holdings:


                                                                             TIME LAG BETWEEN DATE OF
                                                                               INFORMATION AND DATE
PARTY                                   PURPOSE               FREQUENCY        INFORMATION RELEASED
-----------------------------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting & Class Action     Daily            None
Services, Inc.               Services

Charles River Development    Compliance                      Daily            None


All of the arrangements in the table above are subject to the Policies adopted by the Company's Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Company's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Feeder Portfolios will be disclosed to the Company's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Feeder Portfolios, the investment adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Shares of the Feeder Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates.


ILIAC may be deemed a control person of the [Company] in that certain of their separate accounts hold more than 25% of the shares of certain Feeder Portfolios of the Company. As of ____, 2006, the following owned of record or, to the knowledge of the Company, beneficially owned more than 5% or more of the outstanding shares of:



              PORTFOLIO CLASS OF SHARES                             OWNER NAME AND ADDRESS
     ---------------------------------------------------------------------------------------------------
                                                                 [ING LIFE INSURANCE & ANNUITY
                                                      COMPANY 151 FARMINGTON AVENUE, HARTFORD, CT 06156]
     ING FIDELITY(R) VIP CONTRAFUND(R)
          Initial
          Service
          Adviser

     ING FIDELITY(R) VIP EQUITY-INCOME
          Initial
          Service
          Adviser

     ING FIDELITY(R) VIP GROWTH
          Initial
          Service
          Adviser

     ING FIDELITY(R) VIP MID CAP
          Initial
          Service
          Adviser



To the knowledge of management, the Directors and Officers of the Company as a group owned less than 1% of the outstanding shares of any Feeder Portfolio of the Company as of ____, 2006.

                        ADVISER TO THE FEEDER PORTFOLIOS

ILIAC serves as the adviser to the Feeder Portfolios pursuant to an investment advisory agreement ("Investment Advisory Agreement") between ILIAC and the Company. ILIAC's principal address is 151 Farmington Avenue, Hartford, CT 06156. ILIAC, a Connecticut corporation, is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ILIAC is registered with the SEC as an investment adviser. Under the Investment Advisory Agreement and subject to the direction of the Board, has the overall responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by each Feeder Portfolio, and place trades on behalf of each Feeder Portfolio, or delegate such responsibility to one or more sub-advisers; (ii) supervise all aspects of the operations of the Feeder Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or sub-custodians of each Feeder Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each sub-adviser for the Feeder Portfolios and the sub-advisers' compliance programs to ensure that the Feeder Portfolio's assets are invested in compliance with the Sub-Advisory Agreement and the Feeder Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Feeder Portfolio, as filed with the SEC under the 1933 Act and the 1940 Act; (v) allocate Feeder Portfolio assets among the sub-advisers; (vi) review all data and financial reports prepared by each sub-adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with each sub-adviser to share information it obtains with each sub-adviser concerning the effect of developments and data on the investment program maintained by the sub-adviser;

(viii) oversee all matters relating to the offer and sale of the Feeder Portfolios' shares, the Company's corporate governance, reports to the Board, contracts with all third parties on behalf of the Feeder Portfolios for services to the Feeder Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Feeder Portfolios' operations; and (ix) take other actions that appear to ILIAC and the Board to be necessary.

The Investment Advisory Agreement provides that ILIAC shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Feeder Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Company who are employees of ILIAC or an affiliated entity and any salaries and employment benefits payable to those persons.

The Company and ILIAC have received an exemptive order from the SEC that allows ILIAC to enter into new investment sub-advisory contracts and to make material changes to sub-advisory contracts with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Directors (including a majority of Disinterested Directors) of the Company must approve any new or amended sub-advisory contracts with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ILIAC remains responsible for providing general management services to each of the Feeder Portfolios, including overall supervisory responsibility for the general management and investment of each Feeder Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Feeder Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Feeder Portfolio's assets; (iii) when appropriate, allocate and reallocate a Feeder Portfolio's assets among multiple sub-advisers;
(iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Feeder Portfolio's investment objectives, policies and restrictions.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Company or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Feeder Portfolio without penalty at any time on sixty days' written notice by
(i) the Directors, (ii) a majority vote of the outstanding voting securities of that Feeder Portfolio, or (iii) ILIAC. The Investment Advisory Agreement terminates automatically in the event of assignment.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

In considering the Investment Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant. For information regarding the basis for the Board's approval of the Investment Advisory Agreement for each Feeder Portfolio, please refer to the annual shareholder report dated December 31, 2005.

FEEDER PORTFOLIOS ADVISORY FEES


Under the terms of the Investment Advisory Agreement, during periods in which the Feeder Portfolios invest directly in investment securities, each Feeder Portfolio pays ILIAC a monthly fee in arrears equal to the following as a percentage of the Feeder Portfolio's average daily net assets during the month, as set out below.


FEEDER PORTFOLIO                              ANNUAL ADVISORY FEE
ING Fidelity(R) VIP Contrafund(R) Portfolio   If the Portfolio has not invested all or substantially all of its assets in another Investment Company: 0.58%
                                              If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

ING Fidelity(R) VIP Growth Portfolio          If the Portfolio has not invested all or substantially all of its assets in another Investment Company: 0.58%

                                              If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

ING Fidelity(R) VIP Equity-Income Portfolio   If the Portfolio has not invested all or substantially all of its assets in another Investment Company: 0.48%
                                              If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

ING Fidelity(R) VIP Mid Cap Portfolio         If the Portfolio has not invested all or substantially all of its assets in another Investment Company: 0.58%
                                              If the Portfolio invests all or substantially all of its assets in another investment company: 0.00%

Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.


ADVISER TO THE MASTER FUNDS - FMR serves as manager to each Master Fund and to other mutual funds, including those in the Fidelity Variable Insurance Products family of funds.

Each Master Fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.


Under the terms of its management contract with each Master Fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the Master Fund in accordance with its investment objective, policies and limitations. FMR also provides each Master Fund with all necessary office facilities and personnel for servicing the Master Fund's investments, compensates all officers of each Master Fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each Master Fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each Master Fund. These services include providing facilities for maintaining each Master Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each Master Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each Master Fund's records and the registration of each Master Fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each Master Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.


MASTER FUNDS EXPENSES - In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending each Master Fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each Master Fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each Master Fund's management contract further provides that the Master Fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Master Fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each Master Fund include interest, taxes, brokerage commissions, the Master Fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each Master Fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the Master Fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each Master Fund also pays the costs related to the solicitation of Master Fund proxies from variable product owners. As a shareholder in its corresponding Master Fund, each Feeder Portfolio indirectly pays a proportional share of the management-related expenses.

MASTER FUNDS ADVISORY FEES- For the services of FMR under the management contract, each Master Fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the Master Funds.

                  GROUP FEE RATE SCHEDULE                          EFFECTIVE ANNUAL FEE RATES
        AVERAGE GROUP                   ANNUALIZED           GROUP NET              EFFECTIVE ANNUAL FEE
            ASSETS                         RATE               ASSETS                        RATE
            ------                         ----               ------                        ----
0 - $3 billion                             .5200%             $   1 billion                 .5200%
3 - 6                                      .4900                 50                         .3823
6 - 9                                      .4600                100                         .3512
9 - 12                                     .4300                150                         .3371
12 - 15                                    .4000                200                         .3284
15 - 18                                    .3850                250                         .3219
18 - 21                                    .3700                300                         .3163
21 - 24                                    .3600                350                         .3113
24 - 30                                    .3500                400                         .3067
30 - 36                                    .3450                450                         .3024
36 - 42                                    .3400                500                         .2982
42 - 48                                    .3350                550                         .2942
48 - 66                                    .3250                600                         .2904
66 - 84                                    .3200                650                         .2870
84 - 102                                   .3150                700                         .2838
102 - 138                                  .3100                750                         .2809
138 - 174                                  .3050                800                         .2782
174 - 210                                  .3000                850                         .2756
210 - 246                                  .2950                900                         .2732
246 - 282                                  .2900                950                         .2710
282 - 318                                  .2850              1,000                         .2689
318 - 354                                  .2800              1,050                         .2669
354 - 390                                  .2750              1,100                         .2649
390 - 426                                  .2700              1,150                         .2631
426 - 462                                  .2650              1,200                         .2614
462 - 498                                  .2600              1,250                         .2597
498 - 534                                  .2550              1,300                         .2581
534 - 587                                  .2500              1,350                         .2566
587 - 646                                  .2463              1,400                         .2551
646 - 711                                  .2426
711 - 782                                  .2389
782 - 860                                  .2352
860 - 946                                  .2315
946 - 1,041                                .2278
1,041 - 1,145                              .2241
1,145 - 1,260                              .2204
Over 1,260                                 .2167


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for December 2005 - was 0.2747%, which is the weighted average of the respective fee rates for each level of group net assets up to $___ billion.

The individual fund fee rate for each Master Fund is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2005, each Master Fund's annual management fee rate would be calculated as follows:

MASTER FUND                            GROUP FEE RATE          INDIVIDUAL FUND FEE RATE        MANAGEMENT FEE RATE
-----------                            --------------          ------------------------        -------------------
VIP Contrafund(R) Portfolio               0.2724%          +             0.30%              =           0.5724%
VIP Growth Portfolio                      0.2724%          +             0.30%              =           0.5724%
VIP Equity-Income Portfolio               0.2724%          +             0.20%              =           0.4724%
VIP Mid Cap Portfolio                     0.2724%          +             0.30%              =           0.5724%

One-twelfth of the management fee rate is applied to each Master Fund's average net assets for the month, giving a dollar amount which is the fee for that month.

For more information regarding FMR, the investment adviser to the Master Funds, see the Master Funds' statement of additional information which is delivered together with this SAI.


                         SUB-ADVISER TO THE MASTER FUNDS

On behalf of each Master Fund, FMR has entered into a sub-advisory agreement with FMR Co. Inc. ("FMRC") pursuant to which FMRC has day-to-day responsibility for choosing investments for each Master Fund.

Under the terms of the sub-advisory agreements for each Master Fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each Master Fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

With respect to VIP Contrafund(R) Portfolio and VIP Mid Cap Portfolio, FMR has entered into a master international research agreement with Fidelity International Investment Advisors ("FIIA"). FIIA, in turn, has entered into sub-research agreements with Fidelity International Investment Advisors (U.K.) Limited ("FIIA (U.K.)L") and Fidelity Investments Japan Limited ("FIJ"). Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.


Under the terms of the master international research agreement, FMR pays FIIA an amount based on a Master Fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA (U.K.) L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a Master Fund.


SUB-ADVISERS TO VIP CONTRAFUND(R) PORTFOLIO AND VIP MID CAP PORTFOLIO - FMR U.K., FMR FAR EAST, AND FIJ.

With respect to VIP Contrafund(R) Portfolio and VIP Mid Cap Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the Master Funds (discretionary services).


Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
 - FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
 - FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

On behalf of VIP Contrafund(R) Portfolio and VIP Mid Cap Portfolio, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
 - FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

 - FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

For more information regarding the sub-advisers of the Master Funds and for information regarding the Master Funds' Portfolio Manager's compensation, other accounts managed by the Master Funds' Portfolio Managers and each Master Funds' Portfolio Manager's ownership of securities in the Portfolios, see the Master Funds' statement of additional information which is delivered together with this SAI.


                                  ADMINISTRATOR

Pursuant to an Administrative Services Agreement between the Company and ING Funds Services, LLC, ING Funds Services, LLC has agreed to provide all administrative services in support of the Feeder Portfolios and is responsible for the supervision of the Fund's other service providers. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, ING Funds Services, LLC receives a monthly fee from each Feeder Portfolio at an annual rate of 0.05% based on the average daily net assets of each Feeder Portfolio. If a Feeder Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Feeder Portfolio. Pursuant to its administration agreement with the Fund, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.14%, 0.14% and 0.17%, respectively, of average daily net assets for ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Growth Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio, if the respective Portfolio does not invest substantially all of its assets in another investment company.


Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.


                                    CUSTODIAN

The Bank of New York Company, Inc. ("BONY"), One Wall Street, New York, New York, serves as custodian of the assets of the Feeder Portfolios. BONY does not participate in determining the investment policies of a Feeder Portfolio or in deciding which securities are purchased or sold by a Feeder Portfolio.

                                 TRANSFER AGENT

DSI Systems, Inc., 330 West 9th Street, Kansas City, Missouri, serves as transfer agent to the Feeder Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm to the Feeder Portfolios. KPMG LLP provides audit services, assistance and consultation in connection with SEC filings.


                              PRINCIPAL UNDERWRITER


The Company has entered into an Underwriting Agreement ("Agreement") pursuant to which ING Financial Advisers, LLC ("Distributor"), 151 Farmington Avenue, Hartford, Connecticut 06156, a subsidiary of ING, serves as principal underwriter for the continuous offering of shares of the Feeder Portfolios. The Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Feeder Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of the Distributor, or the Company, appearing in person at a meeting called for the purpose of approving such Agreement. The Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or the Distributor or by vote of holders of a majority of a Feeder Portfolio's shares without the payment of any penalty. The Underwriter has agreed to use its best efforts to solicit orders for the purchase of shares of all the Feeder Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Company shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders. The Distributor does not receive compensation for providing services under the Agreement.

BROKERAGE AND RESEARCH SERVICES


For information regarding portfolio brokerage of each Master Fund, see the Master Funds' statement of additional information which is delivered together with this SAI.


PORTFOLIO TURNOVER


The portfolio turnover of each Master Fund is described in the Master Funds' statement of additional information which is delivered together with this SAI.

                              DESCRIPTION OF SHARES


The Articles of Incorporation authorize the Company to issue eleven billion, six-hundred million (11.6 billion) shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares. The Directors have classified shares of each of the Feeder Portfolios into three classes: Initial Shares, Service Shares and Adviser Shares. The Initial Shares of the Feeder Portfolios are not being offered at this time. The following describes Service Shares and the Adviser Shares classes of the Feeder Portfolios.


Each Service Share and Adviser Share represents interests in the same portfolio of investments of the particular Feeder Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Feeder Portfolio, and any different shareholder services relating to a class of shares. Expenses assessed to the Adviser Class are borne exclusively by the Adviser Class pursuant to a 12b-1 Plan adopted for that class, and expenses assessed pursuant to Shareholder Servicing Plans are borne both by the Service and Adviser Classes, respectively. Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board, including a majority of the non-interested directors. The Adviser Class shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Service Class shares of a Feeder Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Service Class shares of a Feeder Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Service Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Feeder Portfolio 's Service Class held by customers of such Service Organizations.

Adviser Class shares of a Feeder Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Adviser Class shares of a Feeder Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for the Adviser Class in the amount of 0.25% (on an annualized basis) of the respective Feeder Portfolio's Adviser Class. The 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. The Fund also may pay securities dealers, brokers, financial institutions or other industry professionals (individually a "Service Organization" and collectively "Service Organizations") for providing distribution assistance pursuant to a Distribution Services Agreement under the 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Adviser Class Shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Adviser Class Shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Adviser Class Shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Adviser Class Shares ("Distribution Services"), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Adviser Class Shares.


Ms. Tillinghast, Vice President of the Company, may be considered to have an indirect interest in the operation of the 12b-1 Plan by virtue of her position as an officer of ILIAC, the parent company of the Distributor.


Adviser Class shares of a Feeder Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Adviser Class which shall not initially exceed .25% (on an annual basis) of the average daily net asset value of the respective Feeder Portfolio's Adviser Class held by customers of such Service Organizations.


[As of December 31, 2005, ING Fidelity(R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Growth Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio, and ING Fidelity(R) VIP Mid Cap Portfolio payments were not made under the Plan.]


Shareholders of the Adviser Class shares of each Feeder Portfolio are generally entitled to exchange those shares at net asset value for Adviser Class shares of other Feeder Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange. Shareholders of Service Class shares of each Feeder Portfolio are generally entitled to exchange those shares at net asset value for Service Class shares of other Feeder Portfolios that offer Service Class shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Feeder Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.


                    SHAREHOLDER SERVICING AND RULE 12B-1 PLAN

The Company has adopted a Shareholder Servicing Plan ("Service Plan") for the Service Class and Adviser Class shares of each Feeder Portfolio. The Service Plan allows the Feeder Portfolios to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to Service Class or Adviser Class shares and their shareholders including variable contract owners or plan participants with interest in the Feeder Portfolios. Under the Service Plan, a Feeder Portfolio makes payments at an annual rate of 0.25% of the Feeder Portfolio's average daily net assets attributable to its Service Class and Adviser Class shares, respectively.

The Company has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Rule 12b-1 Plan") for the Adviser Class shares of each Feeder Portfolio. The Rule 12b-1 Plan provides for a distribution fee,
payable to ING Financial Advisers, LLC ("[             ]")as the Company's
Distributor. [             ] may pay, on behalf of each Feeder Portfolio, out of
its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, a Feeder Portfolio makes payments at an annual rate of 0.25% of the Feeder Portfolio's average daily net assets attributable to its Adviser Class shares. Because Rule 12b-1 Plan and Service Plan fees are paid out of the Feeder Portfolio's assets (including the assets of the Master Fund) on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 of each Master Fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Service and Adviser Class Shares of each Feeder Portfolio pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

                       RULE 12B-1 PLANS OF THE PORTFOLIOS

The Company has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of each Feeder Portfolio. ING Financial
Advisers, LLC ("[          ]")serves as the Feeder Portfolios' Distributor and
Principal Underwriter. ING Financial Advisers, LLC's principal executive offices
are located at [            ]. [          ] is not obligated to sell a specific
amount of a Feeder Portfolio's shares. [             ] [is an affiliate of ING
Investments, LLC, the Investment Manager of the Feeder Portfolios].

The Plan provides that the Feeder Portfolios shall pay a distribution fee (the
"Distribution Fee"), for distribution services including payments to [    ] at
annual rates not to exceed [0.50%] of the average daily net assets of such Feeder Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Feeder Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are directly linked to its expenses). The Feeder Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The Plan permits the Feeder Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed [0.50%] of the average daily net assets of such Feeder Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Feeder Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the Feeder Portfolios' investment objectives and policies and other information about the Feeder Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Feeder Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Feeder Portfolios' accounts; and (h) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Feeder Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Feeder Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Feeder Portfolios without the approval of a majority of the outstanding shares of each of the Feeder Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the Feeder Portfolios. These anticipated benefits include increased promotion and distribution of the Feeder Portfolios' shares, an enhancement in the Feeder Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Feeder Portfolios.

Payments made as of the fiscal year ended December 31, 2005 under the Plan, are as follows:



       FEEDER PORTFOLIOS                                                 DISTRIBUTION FEES (12b-1 PLAN)
       ING FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
       Advertising                                                       $ [   ]
       Printing                                                            [   ]
       Salaries & Commissions                                              [   ]
       Broker Servicing                                                    [   ]
       Miscellaneous                                                       [   ]

       Total                                                             $ [   ]

       ING FIDELITY(R) VIP GROWTH PORTFOLIO
       Advertising                                                       $ [   ]
       Printing                                                            [   ]
       Salaries & Commissions                                              [   ]
       Broker Servicing                                                    [   ]
       Miscellaneous                                                       [   ]
       Total                                                             $ [   ]

       ING FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
       Advertising                                                       $ [   ]
       Printing                                                            [   ]
       Salaries & Commissions                                              [   ]
       Broker Servicing                                                    [   ]
       Miscellaneous                                                       [   ]
       Total                                                             $ [   ]

       ING FIDELITY(R) VIP MID CAP PORTFOLIO
       Advertising                                                       $ [   ]
       Printing                                                            [   ]
       Salaries & Commissions                                              [   ]
       Broker Servicing                                                    [   ]
       Miscellaneous                                                       [   ]
       Total                                                             $ [   ]



                      RULE 12b-1 PLANS OF THE MASTER FUNDS

Each Master Fund has entered into a distribution agreement with Fidelity Distributors Corporation ("FDC"), an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Master Funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.


The Trustees of the Master Funds have approved Distribution and Service Plans on behalf of Service Class 2 shares of each Master Fund (" Plans") pursuant to Rule 12b-1 under the 1940 Act ("Rule"). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Service Class 2 shares and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the Master Funds of distribution expenses.

Under each Plan, if the payment of management fees by the Master Fund to FMR is deemed to be indirect financing by the Master Fund of the distribution of its shares, such payment is authorized by each Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class 2 shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Service Class 2 of the Master Fund and variable product owners. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Service Class 2 shares, additional sales of Service Class 2 shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class 2 Plan does not provide for specific payments by Service Class 2 of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each Master Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

For additional information regarding the Master Fund Plans, see the Master Funds' prospectus and statement of additional information which are delivered along with this SAI.


                          FUND PARTICIPATION AGREEMENT

The Company, on behalf of the Feeder Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Feeder Portfolios and the insurance company separate accounts that will offer the Feeder Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts. The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Master Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a "Mixed and Shared Funding Order" from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

Under the terms of the Fund Participation Agreements, the Master Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Feeder Portfolios if such action is required by law, or if the Board of Trustees of the Master Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Master Series and its shareholders or in response to the order of an appropriate regulatory authority. In addition, the Fund reserves the right to terminate purchases of shares of the Master Funds by the Company and the Feeder Portfolios if such action is required bylaw, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate regulatory authority.


                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Feeder Portfolios are the insurance companies for their separate accounts using the Feeder Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.


The Directors of the Company shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Company, in which event the holders of the remaining shares will be unable to elect any person as a Director.


Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Feeder Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.


The Company, on behalf of each Feeder Portfolio, is a shareholder of each corresponding Master Fund. In the event that a Master Fund solicits the vote or consent of its shareholders, the Company will hold a meeting of shareholders of the corresponding Feeder Portfolio and will cast all of its votes in the Master Fund in the same proportion as the votes cast by the Feeder Portfolio's shareholders. Shares for which no voting instructions are received will be voted in the same proportion as those shares for which instructions are received.


                                 NET ASSET VALUE


DETERMINATION OF NET ASSET VALUE OF THE FEEDER PORTFOLIOS

The net asset value ("NAV") per share for each class of each Feeder Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Feeder Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends, all national holidays and Good Friday. Feeder Portfolio shares will not be priced on those days. The NAV per share of each class of each Feeder Portfolio is calculated by taking the total value of a Feeder Portfolio's securities (consisting solely of shares of the Master Fund) attributable to that class, plus any cash or other cost (including dividends and interest accrued but not collected) attributable to that class, subtracting all liabilities (including accrued expenses) attributable to that class, and dividing the total by the number of shares of that class that are outstanding. The NAV of the Feeder Portfolios is determined based upon the NAV of the Master Funds.

DETERMINATION OF NET ASSET VALUE OF THE MASTER FUNDS

Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the Master Funds' statement of additional information which is delivered together with the SAI.

                            [PERFORMANCE INFORMATION

The Company may, from time to time, include the yield of the Feeder Portfolios, and the total return of the Feeder Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Feeder Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Feeder Portfolio offers its shares.

Quotations of yield for the Feeder Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2 [((a-b)/cd + 1)^6 - 1] where,
     a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Feeder Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Feeder Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of a Feeder Portfolio), calculated pursuant to the following formula: P (1 + T)^(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Feeder Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following is the average annual total return for the periods indicated ended December 31, 2005 for each Feeder Portfolio of the Company:



                                                      1 YEAR(1)     5 YEARS(1)      SINCE INCEPTION OF PORTFOLIOS (1)
---------------------------------------------------------------------------------------------------------------------
ING Fidelity(R) VIP Contrafund(R) Portfolio
ING Fidelity(R) VIP Growth Portfolio
ING Fidelity(R) VIP Equity-Income Portfolio
ING Fidelity(R) VIP Mid Cap Portfolio



Each Feeder Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Feeder Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Feeder Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Feeder Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that a Feeder's Portfolio's returns tended to be 10% higher than the market return during periods in which market returns were positive. The converse is also true: a Beta of 0.90 indicates that the Portfolio's returns tended to be 10% lower than the market return during periods in which market returns were negative.

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: [(i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the MSCI World Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 1000 Growth, the Russell 1000 Value, the Russell 2000 Index, the Russell 3000 Index, the Wilshire Real Estate Securities Index], or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including
(i) the ranking of any Feeder Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Feeder Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Investment Adviser, the investment adviser of the Master Funds, or affiliates of the Trust, the Investment Adviser, including (i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Feeder Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Investment Manager to the Trust, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Feeder Portfolio's investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Feeder Portfolio will not take into account charges and deductions against any Separate Accounts to which a Feeder Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Feeder Portfolio reflects only the performance of a hypothetical investment in a Feeder Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of a Feeder Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.]

                                   TAX STATUS


Shares of the Feeder Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Feeder Portfolios' Manager and its affiliates. Shares will generally not be offered to other investors.

Each Feeder Portfolio that has commenced operations has qualified (any Feeder Portfolio of the Fund that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Feeder Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Feeder Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to anyone issuer, do not exceed 5% of the value of the Feeder Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Feeder Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of anyone issuer. If each Feeder Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Feeder Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Each Feeder Portfolio intends to do so through its investment in the applicable Master Fund. Specifically, each Feeder Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by anyone investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Feeder Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817 (h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held. All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Feeder Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

If a Feeder Portfolio or Master Fund fails to qualify to be taxed as a regulated investment company, the Feeder Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Feeder Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Feeder Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Feeder Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Feeder Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Feeder Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Feeder Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Feeder Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments - Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in such Master Funds is reduced by these foreign taxes. Owners of Variable Contracts investing in such Feeder Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Feeder Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Feeder Portfolio making such investments. Owners of Variable Contracts investing in such Feeder Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Feeder Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Feeder Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION


CAPITALIZATION

The Company was incorporated in 1997 in Maryland and commenced operations on November 28, 1997. The Company is an open-end management investment company and currently consists of [39] investment portfolios. The capitalization of the Company consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Company's shareholders. When issued in accordance with the terms of the Articles of Incorporation, shares are fully paid, redeemable, freely transferable, and non-assessable by the Company. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.

PURCHASE OF SHARES

Shares of a Feeder Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Feeder Portfolios serving as investment mediums for variable contracts. Shares of the Feeder Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Company currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Company's shares to separate accounts of unaffiliated insurers; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Company might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Company are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Company. This might force the Company to sell securities at disadvantageous prices.


If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio's shares.


Shares of each Feeder Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Company.

REDEMPTION OF SHARES

Shares of any Feeder Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Feeder Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Company or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Feeder Portfolio to make payment wholly or partly in cash, the Feeder Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Feeder Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio's shares.


EXCHANGES

Shares of each Feeder Portfolio may be exchanged for shares of another Feeder Portfolio of the same class. Exchanges are treated as a redemption of shares of one Feeder Portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective net asset values per share of each Feeder Portfolio on the date of the exchange. The Company reserves the right to modify or discontinue its exchange privilege at any time without notice.

Variable contract owners do not deal directly with the Company with respect to the purchase, redemption, or exchange of shares of a Feeder Portfolio, and should refer to the prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Feeder Portfolio.

The Company reserves the right to discontinue offering shares of one or more Feeder Portfolios at any time. In the event that a Feeder Portfolio ceases offering its shares, any investments allocated by an insurance company to such Feeder Portfolio may be invested in one or more portfolios in the ING Funds.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectus do not contain all the information included in the Company's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.


The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


REPORTS TO SHAREHOLDERS

The fiscal year of the Company ends on December 31. Each Feeder Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL STATEMENTS


The financial statements and independent registered public accounting firm's report thereon for the Feeder Portfolios are included in the Company's annual shareholder report as of and for the period ended December 31, 2005, and have been incorporated by reference into this SAI.

                                   APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

                                   APPENDIX B

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003

                        REVISION DATE: SEPTEMBER 15, 2005

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.   Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment

         Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.   Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.  NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4. Referrals to a Fund's Valuation, Proxy and Brokerage Committee

                  A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.    Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.    Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.    Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.    Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.    Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.    Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

               1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

               In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

               2.   NON-VOTES: Votes in Which No Action is Taken

               The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

               Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

               Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

               3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

               If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

               4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.    Assessment of the Agent

               The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

               Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.    Conflicts of Interest

               The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

               In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

               For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

               The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

           NAME                                          TITLE OR AFFILIATION
Stanley D. Vyner               Chief Investment Risk Officer and Executive Vice President, ING
                               Investments, LLC

Todd Modic                     Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                               and Chief Financial Officer of the ING Funds

Maria Anderson                 Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                   Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                               Funds Services, LLC

Julius Drelick                 Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.        Counsel, ING Americas US Legal Services

Steve Wastek, Esq.             Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.    INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.     THE BOARD OF DIRECTORS

 VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

 STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

 DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

   (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

 VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

 REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

 RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

 AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

 AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

 SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

 CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

 SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

 SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

 SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

 POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

 FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

 GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

 PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

 UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

 SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

 WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS

 CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

 OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

 MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

 BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

 SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

 OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

 QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.    CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

 COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

 STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

 REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

 PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

 SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

 ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

 PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

 DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

 SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

 TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

 MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

 DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

 EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

 OBRA-RELATED COMPENSATION PROPOSALS:
   AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
   Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
   Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

   APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
   Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

 SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

 GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.   GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

 ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
   -  the opening of the shareholder meeting
   -  that the meeting has been convened under local regulatory requirements
   -  the presence of quorum
   -  the agenda for the shareholder meeting
   -  the election of the chair of the meeting
   -  the appointment of shareholders to co-sign the minutes of the meeting
   -  regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   -  the designation of two shareholders to approve and sign minutes of meeting
   -  the allowance of questions
   -  the publication of minutes
   -  the closing of the shareholder meeting

 DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

 INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

 DIRECTOR REMUNERATION
 Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote
          FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

 RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

 SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

 GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

 APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

 REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

 INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

 ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

 STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

 DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

 FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

 RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

 CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

 ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -  it is editorial in nature;
   -  shareholder rights are protected;
   -  there is negligible or positive impact on shareholder value;
   -  management provides adequate reasons for the amendments; or
   -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
   - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.

   - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

 OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING PARTNERS, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                 (800) 992-0180
                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2006


                          ING SOLUTION INCOME PORTFOLIO
                           ING SOLUTION 2015 PORTFOLIO
                           ING SOLUTION 2025 PORTFOLIO
                           ING SOLUTION 2035 PORTFOLIO
                           ING SOLUTION 2045 PORTFOLIO


             Adviser Class, Initial Class, Service Class and Class T

This Statement of Additional Information ("SAI") related to the series listed above (each, a "Portfolio" and collectively, the "Solution Portfolios") of ING Partners, Inc. ("Company"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios dated May 1, 2006, that provide the basic information you should know before investing in the Solution Portfolios, may be obtained without charge from the Solution Portfolios or the Portfolios' principal underwriter, ING Financial Adviser, LLC, at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses each dated May 1, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in the SAI expands on the information contained in the Prospectuses and any supplements thereto. The Solution Portfolios' financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, a re incorporated herein by reference. Copies of the Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Company at the address or phone number above.

Shares of the Solution Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Solution Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Solution Portfolios as well as to the general accounts of any insurance company whose separate accounts hold shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Contracts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

                                TABLE OF CONTENTS


                                                                                                        PAGE
                                                                                                        ----
FUND HISTORY                                                                                               2
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS                                                      2
DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES                                    3
MANAGEMENT OF THE FUND                                                                                    59
BOARD                                                                                                     66
COMPENSATION OF DIRECTORS                                                                                 68
CODE OF ETHICS                                                                                            75
DISCLOSURE OF THE PORTFOLIO'S PORTFOLIO SECURITIES                                                        75
PROXY VOTING PROCEDURES                                                                                   77
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                                                77
INVESTMENT ADVISORY AND OTHER SERVICES                                                                    77
PRINCIPAL UNDERWRITER                                                                                     82
BROKERAGE ALLOCATION AND TRADING POLICIES                                                                 82
DESCRIPTION OF SHARES                                                                                     84
VOTING RIGHTS                                                                                             88
COMBINATION WITH ING SOLUTION INCOME PORTFOLIO                                                            88
NET ASSET VALUE                                                                                           88
TAX STATUS                                                                                                91
FINANCIAL STATEMENTS                                                                                      93
APPENDIX A                                                                                               A-1
EXHIBIT B                                                                                                B-1

                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser ("ADV") Class, Initial ("Class I"), Service ("Class S"), and Class T shares of the Solution Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in the SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Solution Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio or Underlying Fund may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser or a sub-adviser reasonably believes is compatible with the investment objectives and policies of that Portfolio or Underlying Fund. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.

                             HISTORY OF THE COMPANY

The Company is a Maryland corporation and commenced operations on November 28, 1997. The Fund changed its name from Portfolio Partners, Inc. to ING Partners, Inc. effective May 1, 2002.

The Company is an open-end, diversified management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Fund currently has authorized 39 Portfolios; however, not all of the portfolios are offered in this SAI. The following Portfolios are described in this SAI: ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and the ING Solution 2045 Portfolio.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities as defined by the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio's outstanding voting securities are present in person or by proxy; or
(ii) more than 50% of that Portfolio's outstanding voting securities.

AS A MATTER OF FUNDAMENTAL POLICY, NO PORTFOLIO WILL:


1. With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

2. "Concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities).

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans.

5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law.

6. Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

7. Issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities.

8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

The Portfolios normally invest all of their assets in shares of other ING Funds ("Underlying Funds"), as described in the Prospectus. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities. However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

INVESTMENT POLICIES AND PRACTICES


U.S. GOVERNMENT SECURITIES-- The Underlying Funds may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. Government agencies or instrumentalities in which an Underlying Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Underlying Funds will invest in securities of U.S. government agencies or instrumentalities only if the Underlying Fund's sub-adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Underlying Funds also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").


Municipal Securities - Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Municipal Lease Obligations - Certain Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities. An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Underlying Fund's investment adviser or sub-adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Underlying Fund's sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES - Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates. Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS - Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

LOAN PARTICIPATIONS-- Certain of the Underlying Funds may invest in loan participations, subject to the Underlying Fund's limitation on investments in illiquid investments. A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan. No more than 5% of an Underlying Fund's net assets may be invested in loan participations with the same borrower. The issuing financial institution may have no obligation to an Underlying Fund other than to pay such Underlying Fund the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income. The value of that loan participation might also decline. If the issuing financial institution fails to perform its obligation under the participation agreement, the Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

Certain Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which an Underlying Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank's general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (E.G., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund's share price and yield could be adversely affected. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Certain Underlying Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Each Underlying Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, an Underlying Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Underlying Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between an Underlying Fund and the corporate borrower, if the participation does not shift to the Underlying Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Underlying Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Underlying Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict an Underlying Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Underlying Fund's sub-adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Underlying Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Underlying Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of portfolios or assets by an Underlying Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Underlying Funds. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Underlying Funds rely on research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Funds.


DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES - Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the Underlying Fund's sub-adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund's investment restriction relating to the lending of funds or assets.


TO BE ANNOUNCED ("TBA") SALE COMMITMENTS - TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

"WHEN-ISSUED" SECURITIES-- The Underlying Funds may purchase securities on a "when-issued" or on a "forward delivery" basis. When an Underlying Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of an Underlying Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, an Underlying Fund will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk.

However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, an Underlying Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if an Underlying Fund determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for "when-issued" or "forward delivery" securities, an Underlying Fund will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than an Underlying Fund's payment obligation).

SECURITIES LENDING-- Each Underlying Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. An Underlying Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. An Underlying Fund will not have the right to vote any securities having voting rights during the existence of the loan, but an Underlying Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by an Underlying Fund would be invested in high quality, short-term money market instruments. The Underlying Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by an Underlying Fund represent not more than one-third of the value of its total assets.

COMMON STOCK AND OTHER EQUITY SECURITIES - Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.


The Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the Underlying Fund's sub-adviser will generally invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.


PREFERRED SECURITIES-- The Underlying Funds may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.


CONVERTIBLE SECURITIES-- Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, each Underlying Fund's sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.


The Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

CORPORATE DEBT SECURITIES - Certain of the Underling Funds may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


Moody's Investors Service ("Moody's") or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund's sub-adviser of the Underlying Fund.


CORPORATE ASSET-BACKED SECURITIES-- Certain of the Underlying Funds may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security. Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.


HIGH YIELD BONDS - "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.


     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which an Underlying Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.


CORPORATE REORGANIZATIONS-- Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of an Underlying Fund's sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS-- The Underlying Funds may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which the Underlying Fund's sub-adviser has determined to be of comparable creditworthiness. The securities that an Underlying Fund purchases and holds through its agent are U.S. government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to an Underlying Fund, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Underlying Fund together with the repurchase price on repurchase. In either case, the income to an Underlying Fund is unrelated to the interest rate on the U.S. government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, an Underlying Fund will have the right to liquidate the securities. If, at the time an Underlying Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Underlying Fund 's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Underlying Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, an Underlying Fund only enters into repurchase agreements after its sub-adviser has determined that the seller is creditworthy, and the sub-adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the

Underlying Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.


REVERSE REPURCHASE AGREEMENTS-- Certain of the Underlying Funds may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Underlying Fund will sell portfolio securities to dealers in U.S. government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Underlying Fund relinquishes may decline below the price the Underlying Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Underlying Fund's outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent an Underlying Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Underlying Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Underlying Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Underlying Fund.

MORTGAGE DOLLAR ROLL TRANSACTIONS-- Certain of the Underlying Funds may engage in mortgage dollar roll transactions. A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction an Underlying Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Fund's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to an Underlying Fund's overall limitations on investments in illiquid securities.

SEGREGATED ACCOUNTS-- When an Underlying Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Underlying Fund's obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.


FLOATING AND VARIABLE RATE INSTRUMENTS-- Certain of the Underlying Funds may invest in floating rate and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. An Underlying Fund's sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Underlying Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, an Underlying Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

ILLIQUID SECURITIES - Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when an Underlying Fund's sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund's decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Underlying Fund's Board of Directors/Trustees.

RESTRICTED SECURITIES-- Certain of the Underlying Funds also may purchase securities that are not registered under the Securities Act of 1933, as amended ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). An Underlying Fund's Board of Directors/Trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund's limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


BORROWING - Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund's shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund's borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Underlying Fund's obligations under the when-issued or delayed delivery arrangement.

LENDING OF PORTFOLIO SECURITIES- In order to generate additional income, certain Underlying Funds may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Underlying Funds and are collateralized by cash, securities or letters of credit. The Underlying Funds might experience a loss if its financial institution defaults on the loan.

The borrower at all times during the loan must maintain with the Underlying Funds cash or cash equivalent collateral or provide to the Underlying Funds an irrevocable letter of credit equal in value to at least6 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Underlying Funds any interest paid on such securities, and the Underlying Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Underlying Funds or the borrower at any time. The Underlying Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

PORTFOLIO HEDGING- Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with "derivatives." Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or commodity. Hedging transactions involve certain risks. There can be no assurances that an Underlying Fund will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful. Although an Underlying Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Fund than if it did not hedge. If the Underlying Fund does not correctly predict a hedge, it may lose money. In addition, each Underlying Fund pays commissions and other costs in connection with hedging transactions.

         RISKS ASSOCIATED WITH HEDGING TRANSACTIONS.


         Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Underlying Fund's sub-adviser's view as to certain market movements is incorrect, the risk that the use of hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the using governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental action can result in losses to the Underlying Funds if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.


In addition, the Underlying Funds pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Underlying Fund's net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

         RISKS OF HEDGING TRANSACTIONS OUTSIDE THE UNITED STATES

         When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and
(5) lower trading volume and liquidity.

         One form of hedging that may be utilized by certain of the Underlying Funds is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities typically offered to investors, such as the Underlying Funds, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Underlying Fund's other assets. Although the Underlying Funds will enter into such contracts with the intention of acquiring securities, the Underlying Funds may dispose of a commitment prior to the settlement if the Investment Adviser deems it appropriate to do so. The Underlying Funds may realize short-term profits or losses upon the sale of forward commitments.

REAL ESTATE INVESTMENT TRUSTS ("REITs")-- Certain of the Underlying Funds may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986 ("Code"). An Underlying Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by an Underlying Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

INITIAL PUBLIC OFFERINGS ("IPOs") - IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.


The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Underlying Fund's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.


The effect of an IPO investment can have a magnified impact on the Underlying Funds' performance when the Underlying Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Underlying Funds' returns particularly when the Underlying Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds' assets as it increases in size and therefore have a more limited effect on the Underlying Funds' performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase. The number or quality of IPOs available for purchase by the Underlying Funds may vary, or entirely disappear. In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

SMALL COMPANIES - Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund's manager or an affiliate or client of an Underlying Fund's manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

UNSEASONED COMPANIES - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

PRIVATE FUNDS - Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund's ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

STRATEGIC TRANSACTIONS - Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Underlying Fund's sub-adviser's ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

SPECIAL SITUATIONS - A special situation arises when, in the opinion of an Underlying Fund's sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.


FOREIGN EQUITY SECURITIES - Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund's investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio

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security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS - Certain Underlying Funds may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

FOREIGN CURRENCY TRANSACTIONS - Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS - Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


Second, when an Underlying Fund's sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible

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since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

FOREIGN DEBT SECURITIES, BRADY BONDS-- Certain of the Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

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Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Underlying Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Underlying Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Underlying Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Underlying Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES-- Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER-- Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


AMERICAN DEPOSITARY RECEIPTS-- Certain of the Underlying Funds may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depository Receipts"). ADRs, which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. An Underlying Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. An Underlying Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Underlying Fund's custodian in five days. An Underlying Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.


PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICs")-- Certain of the Underlying Funds may invest in PFICs. Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund's assets may be invested in such securities.

OTHER INVESTMENT COMPANIES - An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.

EXCHANGE-TRADED FUNDS ("ETFs") - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Underlying Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when an Underlying Fund invests in ETF's, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF's fees and expenses.

HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs") - HOLDRs are trust-issued receipts that represent an Underlying Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

INDEX-RELATED SECURITIES ("EQUITY EQUIVALENTS") - Certain of the Underlying Funds are permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on The Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Underlying Fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Underlying Fund's assets across a broad range of equity securities.

To the extent the Underlying Fund invests in securities of other investment companies, Underlying Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of the Underlying Fund may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Underlying Fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Underlying Fund.

SENIOR LOANS- Certain Underlying Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes "Senior Loans". Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of an Underlying Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

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CREDIT RISK. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

COLLATERAL. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

LIMITED SECONDARY MARKET. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Portfolio's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

HYBRID LOANS. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

SUBORDINATED AND UNSECURED LOANS. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

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WARRANTS-- Certain of the Underlying Funds may acquire warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

FOREIGN CURRENCY WARRANTS - Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

ZERO COUPON, DEFERRED INTEREST AND PIK BONDS-- Fixed income securities that the Underlying Funds may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the

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issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund's distribution obligations.

SHORT-TERM CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER-- Certain of the Underlying Funds may invest in short-term corporate debt securities and commercial paper. Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates. Commercial Paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

COLLATERALIZED DEBT OBLIGATIONS-- Certain of the Underlying Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Underlying Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Fund's prospectus (E.G., interest rate risk and credit risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRUCTURED SECURITIES - Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

LOWER RATED FIXED-INCOME SECURITIES-- Certain of the Underlying Funds may invest in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA, Investors Service ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.


Certain of the Underlying Funds may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality. No minimum rating standard is required by the Underlying Funds. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Underlying Fund's sub-adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see the attached Appendix A.


In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although an Underlying Fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, an Underlying Fund may receive a capital loss on its investment if the security was purchased at a premium and an Underlying Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Underlying Fund.


While an Underlying Fund's sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Underlying Funds' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Underlying Fund's sub-adviser's own independent and ongoing review of credit quality. To the extent an Underlying Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Underlying Fund's sub-adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above.

SHORT SALES - A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the Underlying Fund's sub-adviser believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.


SHORT SALES AGAINST THE BOX - A short sale "against the box" is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund.

MORTGAGE-RELATED SECURITIES-- Certain of the Underlying Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

COMMERCIAL MORTGAGE-BACKED SECURITIES - Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

AGENCY-MORTGAGE-RELATED SECURITIES: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association (GNMA), the Federal National Mortgage Securities ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMs"): ARMs are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow an Underlying Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an Underlying Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to an Underlying Fund. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

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COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Underlying Funds consider GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. government securities for purposes of each Underlying Fund's investment policies.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. Each Underlying Fund limits its investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Underlying Funds may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Underlying Funds will not invest in residual REMICs. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities. Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

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SUBORDINATED MORTGAGE SECURITIES: Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (I.E., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to an Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. An Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.


An Underlying Fund's sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. An Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Underlying Fund's sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Underlying Fund's sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.


Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ADDITIONAL RISK FACTORS: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by an Underlying Fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

STRIPPED MORTGAGE-BACKED SECURITIES-- Certain Underlying Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to an Underlying Fund's limitations on investment in illiquid securities.

FOREIGN-RELATED MORTGAGE SECURITIES - Certain of the Underlying Funds may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from

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the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

ASSET-BACKED SECURITIES - Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a passthrough trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

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HYBRID INSTRUMENTS-- Certain of the Underlying Funds may invest in hybrid instruments. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure

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the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund. Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that an Underlying Fund's investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

SWAPS, CAPS, FLOORS AND COLLARS-- Among the transactions into which certain of the Underlying Funds may enter are interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors and collars. An Underlying Fund may also enter into options on swap agreements ("swap options"). An Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date. An Underlying Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


Certain of the Underlying Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, an Underlying Fund's sub-adviser and the Underlying Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Underlying Fund's sub-adviser. If there is a default by the counterparty, an Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, the Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Certain of the Underlying Funds may also enter into options on swap agreements ("swap options"). A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.


Whether an Underlying Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Underlying Fund's sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Underlying Fund s by the Internal Revenue Code may limit an Underlying Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Underlying Fund writes a swap option, upon exercise of the option the Underlying Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS - Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

MUNICIPAL BONDS-- Certain of the Underlying Funds may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The Municipal Bonds which an Underlying Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, an Underlying Fund would hold the longer-term security, which could experience substantially more volatility.


Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. An Underlying Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. An Underlying Fund also may purchase Municipal Bonds due to changes in the Underlying Fund's sub-adviser's evaluation of the issuer or cash needs resulting from redemption requests for portfolio shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect an Underlying Fund's ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.


Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

An Underlying Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of an Underlying Fund's Municipal Bonds in the same manner.

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INFLATION-INDEXED BONDS-- Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. An Underlying Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS-- Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the

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trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Underlying Fund.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS - Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.


PARTICIPATION ON CREDITORS COMMITTEES - Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the Underlying Fund's sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund's rights as a creditor or to protect the value of securities held by the Underlying Fund.


INSURANCE COMPANY FIXED CONTRACTS - The Solution Portfolios may invest in interest-paying contracts issued by insurance companies such as funding agreements, annuity contracts, and/or guaranteed investment contracts (collectively, "fixed contracts"). A fixed contract is backed and guaranteed by the general account of the issuing insurance company, and generally guarantees the preservation of principal and crediting of interest income at fixed rates. Under some fixed contracts, the issuing insurer may, in its discretion, pay a rate of interest that is higher than the minimum amount guaranteed in the contract. A Portfolio will not acquire a fixed contract that is subject to a market value adjustment or other charge upon surrender.

Insurance company fixed contracts may not be transferable, but generally permit an investor to obtain the surrender value of the contract by surrendering the contract to the issuing insurer. Generally, the guaranteed minimum interest rate payable under a fixed contract does not change with changes in prevailing interest rates, and the purchaser locks in the guaranteed minimum rate in the contract. Accordingly, an investor can benefit if prevailing rates go down, but if prevailing rates go up, unless the insurer increases any discretionary interest it pays, the investor would be locked in to a below-market rate for the duration of the fixed contract. The surrender value of fixed contracts that may be acquired by a Portfolio does not change with changes in prevailing interest rates. Accordingly, a fixed contract is not expected to be as volatile as a marketable bond. Fixed contracts may not be liquid. Purchasers of fixed contracts bear the credit risk of the issuing insurer's ability to pay interest and to return principal.

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The Solution Portfolios may invest in fixed contracts issued by ILIAC or other insurance companies affiliated with ING, subject to receipt of an order of exemption from the SEC. There can be no assurance that the SEC will grant this exemption. If the exemption is granted, it is expected that a Portfolio could acquire a fixed contract from ILIAC or an insurer that is affiliated with ILIAC only if the guaranteed interest rate on the fixed contract is at least as favorable as the guaranteed rate on all other fixed contracts with similar issue dates, similar services, similar withdrawal and transfer provisions, as other fixed contracts issued by ILIAC or an affiliated ING insurance company. An ING fixed contract must be supported by underlying investments of similar quality and duration as other fixed contracts issued by the insurer. In addition, a Portfolio may acquire an ING fixed contract only if it is not subject to any sales load and if the Portfolio could withdraw its assets at any time without the imposition of a sales charge or market value adjustment. ILIAC serves as the investment adviser to the Portfolios, and is therefore subject to competing interests that have the potential to influence its decision making in connection with the selection of a fixed contract or its terms, and investors bear the risk that a portfolio may be better off with a different investment.


CREDIT-LINKED NOTES - Certain of the Underlying Funds may invest in credit-linked notes ("CLN"). One party with a credit option, or risk, linked to a second party, generally issues a CLN The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.


TRUST-PREFERRED SECURITIES - Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

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In identifying the risks associated with trust-preferred securities, the
Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

OPTIONS ON SECURITIES-- Certain Underlying Funds may purchase and write (sell) call and put options on securities. An Underlying Fund may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio. An Underlying Fund may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

An Underlying Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Underlying Fund wants to purchase at a later date. An Underlying Fund may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by an Underlying Fund is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if an Underlying Fund holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or
(b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). If a put option is sold by an Underlying Fund, the Underlying Fund will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Underlying Fund maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit an Underlying Fund to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Underlying Fund to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such transactions permit an Underlying Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of an Underlying Fund, provided that another option on such security is not sold.

An Underlying Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Underlying Fund is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Underlying Fund is more than the premium paid for the original purchase. Conversely, an Underlying Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Underlying Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Underlying Fund.

An Underlying Fund may sell options in connection with buy-and-write transactions; that is, the Underlying Fund may purchase a security and then sell a call option against that security. The exercise

                                       45
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price of the call an Underlying Fund determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an Underlying Fund's maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Underlying Fund's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Underlying Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, an Underlying Fund may elect to close the position or retain the option until it is exercised, at which time the Underlying Fund will be required to take delivery of the security at the exercise price; the Underlying Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by an Underlying Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

An Underlying Fund may also sell combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By entering into a straddle, an Underlying Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Underlying Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By selling a call option, an Underlying Fund limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, an Underlying Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by an Underlying Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

An Underlying Fund may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit an Underlying Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

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An Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Underlying Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Fund.

In certain instances, an Underlying Fund may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call"), or sell (in the case of a "put"), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Underlying Fund than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Underlying Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

OPTIONS ON STOCK INDICES-- Certain of the Underlying Funds may purchase and sell call and put options on stock indices. An Underlying Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Underlying Fund against declines in the value of securities they own or increases in the value of securities to be acquired, although an Underlying Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. An Underlying Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."


An Underlying Fund may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Underlying Fund's sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its portfolio. When an Underlying Fund covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Underlying Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. An Underlying Fund may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). An Underlying Fund may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount

                                       47
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as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.


An Underlying Fund will receive a premium from selling a put or call option, which increases the Underlying Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which an Underlying Fund has sold a call option falls or remains the same, the Underlying Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Underlying Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Underlying Fund's stock investments. By selling a put option, the Underlying Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Underlying Fund correlate with changes in the value of the index, selling covered put options on indices will increase the Underlying Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

An Underlying Fund may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Underlying Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Underlying Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Underlying Fund's security holdings.

The purchase of call options on stock indices may be used by an Underlying Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Underlying Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Underlying Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Underlying Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Underlying Fund owns.

The index underlying a stock index option may be a "broad-based" index, such as the S&P 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the S&P 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

FUTURES CONTRACTS-- Certain of the Underlying Funds may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect an Underlying Fund's current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in

                                       48
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the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable--a process known as "marking to the market."

Purchases or sales of stock index futures contracts are used to attempt to protect the Underlying Fund's current or intended stock investments from broad fluctuations in stock prices. For example, an Underlying Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Underlying Fund's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When an Underlying Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Underlying Fund intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Underlying Fund will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When an Underlying Fund buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.


Investment in Gold and Other Precious Metals - Certain Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.


Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

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Gold Futures Contracts - A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.


OPTIONS ON FUTURES CONTRACTS-- Certain of the Underlying Funds may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by an Underlying Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are sold or purchased by an Underlying Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over the counter or on an electronic trading facility.

An Underlying Fund may sell call options on futures contracts only if it also
(a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). An Underlying Fund may sell put options on futures contracts only if it also (A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by an Underlying

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Fund, the Underlying Fund will be required to sell the underlying futures contract, which if the Underlying Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by an Underlying Fund is exercised, the Underlying Fund will be required to purchase the underlying futures contract which, if the Underlying Fund has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Underlying Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Underlying Fund's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Underlying Fund intends to purchase. If a put or call option the Underlying Fund has sold is exercised, the Underlying Fund will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Underlying Fund's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

An Underlying Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Underlying Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Underlying Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Underlying Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

FORWARD CONTRACTS ON FOREIGN CURRENCY-- Certain of the Underlying Funds may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to an Underlying Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Underlying Fund intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Underlying Fund seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, an Underlying Fund may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Underlying Fund intends to acquire. The Underlying Fund also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Underlying Fund may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency. The Underlying Funds may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, an Underlying Fund may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Underlying Fund will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the

Underlying Fund's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.


An Underlying Fund will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, an Underlying Fund may purchase a given foreign currency through a forward contract if, in the judgment of the Underlying Fund's sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Underlying Fund may sell the currency through a forward contract if the Underlying Fund's sub-adviser believes that its value will decline relative to the dollar.


An Underlying Fund will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Underlying Fund may sustain losses, which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Underlying Fund has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Underlying Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Underlying Fund's ability to utilize forward contracts in the manner set forth above may be restricted.


An Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Underlying Fund's sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. An Underlying Fund may also hold foreign currency in anticipation of purchasing foreign securities.


OPTIONS ON FOREIGN CURRENCIES-- Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where the Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. The Underlying Funds may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH AN UNDERLYING FUND'S SECURITIES-- An Underlying Fund's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Underlying Fund's securities. In the case of futures and options based on an index, the Underlying Fund will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Underlying Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if an Underlying Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, the Underlying Fund would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Underlying Fund has a position and the portfolio securities the Underlying Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, an Underlying Fund may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Underlying Fund will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a

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broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where an Underlying Fund enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Underlying Fund's portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Underlying Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Underlying Fund in connection with such transactions.

In selling a covered call option on a security, index or futures contract, an Underlying Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Underlying Fund sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Underlying Fund may not be fully covered. As a result, the Underlying Fund could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of an Underlying Fund's holdings. When an Underlying Fund sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Underlying Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Underlying Fund's portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Underlying Fund will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Underlying Fund may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Underlying Fund's overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that an Underlying Fund may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. An Underlying Fund will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Underlying Fund may not fully protect it against risk of loss and, in any event, the Underlying Fund could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

An Underlying Fund also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Underlying Fund to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, an Underlying Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Underlying Fund with two simultaneous premiums on the same security, but involve additional risk, since the Underlying Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET-- Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While an Underlying Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Underlying Fund, and the Underlying Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if an Underlying Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Underlying Fund's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN-- Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where an Underlying Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Underlying Fund or decreases in the prices of securities or other assets the Underlying Fund intends to acquire. Where an Underlying Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Underlying Fund to greater risk.


TRADING AND POSITION LIMITS-- The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Underlying Funds' sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Underlying Funds.


RISKS OF OPTIONS ON FUTURES CONTRACTS-- The amount of risk an Underlying Fund assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES--Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Underlying Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Underlying Fund to respond to such events in a timely manner.

Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike many transactions entered into by an Underlying Fund in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over the counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

In an over the counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over the counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of an Underlying Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over the counter contracts, and the Underlying Fund could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Underlying Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.


Further, over the counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Underlying Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Underlying Fund's ability to enter into desired hedging transactions. The Underlying Fund will enter into an over the counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Underlying Fund's sub-adviser.


Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over the counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the Underlying Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over the counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS - Each Underlying Fund will engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.


The staff of the SEC has taken the position that over the counter options and assets used to cover sold over the counter options are illiquid and, therefore, together with other illiquid securities held by an Underlying Fund, cannot exceed 15% of an Underlying Fund's assets (the "SEC illiquidity ceiling"). Although the Underlying Fund's sub-adviser may disagree with this position, each Underlying Fund's sub-adviser intends to limit the Underlying Funds' selling of over the counter options in accordance with the following procedure. Also, the contracts an Underlying Fund has in place with such primary dealers provide that the Underlying Fund has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Underlying Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Underlying Fund may also sell over the counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.


The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio's investment objective.

TEMPORARY DEFENSIVE INVESTMENTS - For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the prospectus and statement of additional information of an Underlying Fund will apply at the time of investment. An Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.


PORTFOLIO TURNOVER - Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the Underlying Fund's sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Underlying Fund investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                            MANAGEMENT OF THE COMPANY

Directors

The business and affairs of the Company are managed under the direction of the Company's Board of Directors ("Board") according to the applicable laws of the State of Maryland and the Company's Articles of Incorporation. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Company's activities, review contractual arrangements with companies that provide services to each Portfolio and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John
G. Turner, Roger B. Vincent and Richard A. Wedemeyer. The Executive Officers of the Company are James W. Hennessy, Stanely D. Vyner, Michael J. Roland, Joseph
M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn I. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer and Maria Anderson.

Set forth in the table below is information about each Director of the Company.



                                                                                        NUMBER OF
                                                                                        FUNDS IN
                          POSITION(S)                                                    FUND
                          HELD WITH    TERM OF OFFICE AND                               COMPLEX                OTHER
                             THE            LENGTH OF     PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    DIRECTORSHIPS/TRUSTEESHIPS
NAME, ADDRESS AND AGE      COMPANY      TIME SERVED(1)    DURING THE PAST 5 YEARS     DIRECTOR(2)          HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Independent Directors

JOHN V. BOYER            Director      November 1997 -     Executive Director, The        [  ]       None
7337 East Doubletree                   Present             Mark Twain House
Ranch Rd.                                                  Museum(3) (September 1989
Scottsdale, Arizona                                        - Present).
85258
Age: 51

J. MICHAEL EARLEY        Director      January 2005 -      President and Chief            [  ]       None
7337 East Doubletree                   Present             Executive Officer,
Ranch Rd.                                                  Bankers Trust Company,
Scottsdale, Arizona                                        N.A. (June 1992 -
85258                                                      Present).
Age: 59

R. BARBARA GITENSTEIN    Director      January 2005 -      President, College of          [  ]       New Jersey Resources
7337 East Doubletree                   Present             New Jersey (January 1999                  (September 2003 - present)
Ranch Rd.                                                  - Present).
Scottsdale, Arizona
85258
Age: 57

                                                                                        NUMBER OF
                                                                                        FUNDS IN
                          POSITION(S)                                                    FUND
                          HELD WITH    TERM OF OFFICE AND                               COMPLEX                OTHER
                             THE          LENGTH OF       PRINCIPAL OCCUPATION(S) -    OVERSEEN BY    DIRECTORSHIPS/TRUSTEESHIPS
NAME, ADDRESS AND AGE      COMPANY     TIME SERVED(1)     DURING THE PAST 5 YEARS      DIRECTOR(2)          HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
PATRICK W. KENNY         Director      March 2002 -        President and Chief            [  ]       Assured Guaranty Ltd.
7337 East Doubletree                   Present             Executive Officer                         (November 2003- Present).
Ranch Rd.                                                  International Insurance
Scottsdale, Arizona                                        Society (June 2001 -
85258                                                      Present)
Age: 62

WALTER H. MAY            Director      January 2005 -      Retired.                       [  ]       BestPrep Charity
7337 East Doubletree                   Present                                                       (September 1991 - Present).
Ranch Rd.
Scottsdale, Arizona
85258
Age: 67

JOCK PATTON              Chairman and  January 2005 -      Private Investor               [  ]       JDA Software Group, Inc.
7337 East Doubletree     Director      Present             (June 1997 - Present).                    (January 1999 - Present);
Ranch Rd.                                                  Formerly, Director and                    Swift Transportation Co.
Scottsdale, Arizona                                        Chief Executive Officer,                  (March 2004 - Present).
85258                                                      Rainbow Multimedia
Age: 58                                                    Group, Inc.
                                                           (January 1999 -
                                                           December 2001).

DAVID W.C. PUTNAM        Director      January 2005 -      President and Director,        [  ]       Progressive Capital
7337 East Doubletree                   Present             F.L. Putnam Securities                    Accumulation Trust
Ranch Rd.                                                  Company, Inc. and its                     (August 1998 - Present);
Scottsdale, Arizona                                        affiliates; President,                    Principled Equity Market Fund
85258                                                      Secretary and Trustee,                    (November 1996 - Present);
Age: 65                                                    The Principled Equity                     Mercy Endowment Foundation
                                                           Market Fund. Formerly,                    (1995 - Present); Director,
                                                           Trustee, Trust Realty                     F.L. Putnam Investment
                                                           Corp.; Anchor Investment                  Management Company
                                                           Trust; and Bow Ridge                      (December 2001 - present);
                                                           Mining Company.                           Asian American Bank and Trust
                                                                                                     Company (June 1992 - Present);
                                                                                                     and Notre Dame Health Care
                                                                                                     Center (1991 - Present); F.L.
                                                                                                     Putnam Securities
                                                                                                     Company, Inc. (June 1998 -
                                                                                                     Present); and an Honorary
                                                                                                     Trustee, Mercy Hospital (1973
                                                                                                     - Present).

ROGER B. VINCENT         Director      January 2005 -      President, Springwell          [  ]       Director, AmeriGas
7337 East Doubletree                   Present             Corporation (1989 -                       Propane, Inc. (1998 - present).
Ranch Rd.                                                  Present).
Scottsdale, Arizona
85258
Age: 59

RICHARD A. WEDEMEYER(    Director      January 2005 -      Retired. Formerly, Vice        [  ]       Director of Touchstone
7337 East Doubletree                   Present             President - Finance and                   Consulting Group; Jim Henson
Ranch Rd.                                                  Administration, Channel                   Legacy (1994 - Present).
Scottsdale, Arizona                                        Corporation (June 1996 -
85258                                                      April 2002). Trustee,
Age: 69                                                    First Choice Funds (1997
                                                           - 2001); and of each of
                                                           the funds managed by ING
                                                           Investment Management Co.

                                                                                       NUMBER OF
                                                                                       FUNDS IN
                          POSITION(S)                                                    FUND
                          HELD WITH    TERM OF OFFICE AND                               COMPLEX                OTHER
                             THE          LENGTH OF       PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    DIRECTORSHIPS/TRUSTEESHIPS
NAME, ADDRESS AND AGE      COMPANY     TIME SERVED(1)     DURING THE PAST 5 YEARS     DIRECTOR(2)          HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
                                                           LLC (1998 - 2001).

Directors who are
"Interested Persons"

THOMAS J.                Director      January 2005 -      Chief Executive Officer,       [  ]       Trustee, Equitable Life
MCINERNEY(4)(5)                        Present             ING U.S. Financial                        Insurance Co., Golden American
7337 East Doubletree                                       Services (September 2001                  Life Insurance Co., Life
Ranch Rd.                                                  - Present); Member, ING                   Insurance Company of Georgia,
Scottsdale, Arizona                                        Americas Executive                        Midwestern United Life
85258                                                      Committee (2001 -                         Insurance Co., ReliaStar Life
Age: 48                                                    Present); President,                      Insurance Co., Security Life
                                                           Chief Executive Officer                   of Denver, Security
                                                           and Director of Northern                  Connecticut Life Insurance
                                                           Life Insurance Company                    Co., Southland Life Insurance
                                                           (March 2001 -                             Co., USG Annuity and Life
                                                           October 2002), ING                        Company, and United Life and
                                                           Aeltus Holding                            Annuity Insurance Co. Inc;
                                                           Company, Inc. (2000 -                     Director, Ameribest Life
                                                           Present), ING Retail                      Insurance Co.; Director, First
                                                           Holding Company (1998 -                   Columbine Life Insurance Co.;
                                                           Present), and ING                         and Metro Atlanta Chamber of
                                                           Retirement                                Commerce.
                                                           Holdings, Inc. (1997 -
                                                           Present). Formerly,
                                                           President, ING Life
                                                           Insurance & Annuity
                                                           Company (September 1997
                                                           - November 2002),
                                                           General Manager and
                                                           Chief Executive Officer,
                                                           ING Worksite Division
                                                           (December 2000 -
                                                           October 2001).

JOHN G. TURNER(5)        Director      January 2005 -      Chairman, Hillcrest            [  ]       Director, Hormel Foods
7337 East Doubletree                   Present             Capital Partners                          Corporation; Shopko
Ranch Rd.                                                  (May 2002-Present);                       Stores, Inc.; M.A. Mortenson
Scottsdale, Arizona                                        Mr. Turner was formerly                   Company (March 2002 -
85258                                                      Vice Chairman of ING                      Present); and Conseco, Inc.
Age: 65                                                    Americas (2000 - 2002);                   (September 2003 - Present).
                                                           Chairman and Chief
                                                           Executive Officer of
                                                           ReliaStar Financial
                                                           Corp. and ReliaStar Life
                                                           Insurance Company (1993
                                                           - 2000); Chairman of
                                                           ReliaStar Life Insurance
                                                           Company of New York
                                                           (1995 - 2001); Chairman
                                                           of Northern Life
                                                           Insurance Company (1992
                                                           - 2001); Chairman and
                                                           Trustee of the Northstar
                                                           affiliated investment
                                                           companies (1993 - 2001).


(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Director who is not an "interested person" of the Fund, as defined in the of 1940 Act, ("Independent Directors"), shall retire from service as a Director at the first regularly scheduled quarterly meeting of the Board that is held after the Director reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Director for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; and ING Partners, Inc.
(3) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.
(4) Messrs. McInerney and Turner are deemed to be "interested persons," as defined by the Investment Company Act of 1940, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ING Life Insurance and Annuity Company and the Distributor, ING Financial Advisers, LLC.
(5) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc., therefore, for the purposes of this table with reference to Mr. McInerney, "Fund Complex" includes these investment companies.

OFFICERS


                                                           TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND  LENGTH OF TIME SERVED(1)   FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                President and Chief       May 2003 - Present         President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.   Executive Officer                                    Investments, LLC(2) (December 2000 -
Scottsdale, Arizona 85258                                                             Present). Formerly, Senior Executive Vice
Age: 54                                                                               President and Chief Operating Officer, ING
                                                                                      Investments, LLC(2) (April 1995 -
                                                                                      December 2000); and Executive Vice
                                                                                      President, ING Investments, LLC(2)  (May
                                                                                      1998 - June 2000).

MICHAEL J. ROLAND                Executive Vice            January 2005 - Present     Executive Vice President, (December 2001 -
7337 East Doubletree Ranch Rd.   President                                            Present) and Chief Compliance Officer
Scottsdale, Arizona 85258                                                             (October 2004 - Present), ING Investments,
Age: 44                                                                               LLC(2) . Formerly, Chief Financial
                                                                                      Officer and Treasurer (December 2001 -
                                                                                      March 2005) and Senior Vice President
                                                                                      (June 1998 - December 2001), ING
                                                                                      Investments, LLC(2) .

STANLEY D. VYNER                 Executive Vice President  January 2005 - Present     Executive Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                        LLC(2) (July 2000 - Present) and Chief
Scottsdale, Arizona 85258                                                             Investment Risk Officer (January 2003 -
Age: 54                                                                               Present). Formerly, Chief Investment
                                                                                      Officer of the International Portfolios,
                                                                                      ING Investments, LLC(2) (August 2000 -
                                                                                      January 2003); and Chief Executive
                                                                                      Officer, ING Investments, LLC(2) (August
                                                                                      1996 - August 2000).

JOSEPH M. O'DONNELL              Chief Compliance Officer  January 2005 - Present     Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.                                                        (November 2004 - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                             President, Chief Legal Counsel, Chief
Age: 50                                                                               Compliance Officer and Secretary of Atlas
                                                                                      Securities, Inc., Atlas Advisers, Inc. and
                                                                                      Atlas Funds (October 2001 - October 2004);
                                                                                      and Chief Operating Officer and General
                                                                                      Counsel of Matthews International Capital
                                                                                      Management LLC and Vice President and
                                                                                      Secretary of Matthews International Funds
                                                                                      (August 1999 - May 2001).

TODD MODIC                       Senior Vice President,     March 2005 - Present      Senior Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.   Chief/Principal                                      LLC(3) (April 2005 - Present). Formerly,
Scottsdale, Arizona 85258        Financial Officer &                                  Vice President, ING Funds Services, LLC
Age: 37                          Assistant Secretary                                  (3) (September 2002 - March 2005);
                                                                                      Director of Financial Reporting, ING
                                                                                      Investments, LLC(2) (March 2001 -
                                                                                      September 2002),  and Director of
                                                                                      Financial Reporting, Axient
                                                                                      Communications, Inc. (May 2000 - January
                                                                                      2001).

KIMBERLY A. ANDERSON             Senior Vice President     January 2005 - Present     Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                        LLC(2) (October 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                             Vice President and Assistant Secretary,
Age: 40                                                                               ING Investments, LLC(2) (October 2001 -
                                                                                      October 2003); and Assistant Vice
                                                                                      President, ING Funds Services, LLC(3)
                                                                                      (November 1999 - January 2001).

                                                           TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND  LENGTH OF TIME SERVED (1)  FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                   Senior Vice President     January 2005 - Present     Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                        Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                             (October 2001 - Present). Formerly,
Age: 41                                                                               Senior Vice President, ING Funds Services,
                                                                                      LLC(3) (August 1999 - October 2001).

ROBYN L. ICHILOV                 Vice President and        January 2005 - Present     Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.   Treasurer                                            (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                             Investments, LLC(2) (August 1997 -
Age: 37                                                                               Present).

MARIA M. ANDERSON                Vice President            January 2005 - Present     Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                        (September 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                             Assistant Vice President, ING Funds
Age: 45                                                                               Services, LLC(3) (October 2001 -
                                                                                      September 2004); and Manager of Fund
                                                                                      Accounting and Fund Compliance, ING
                                                                                      Investments, LLC(2) (September 1999 -
                                                                                      October 2001).

LAUREN D. BENSINGER              Vice President            January 2005 - Present     Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                        Officer, ING Funds Distributor, LLC(4)
Scottsdale, Arizona 85258                                                             (July 1995 - Present); and Vice President,
Age: 50                                                                               ING Investments, LLC(2) (February 1996 -
                                                                                      Present). Formerly, Chief Compliance
                                                                                      Officer, ING Investments, LLC(2) (October
                                                                                      2001 - October 2004).

LAURIE M. TILLINGHAST            Vice President            May 2003 - Present         Vice President, ING Life Insurance and
151 Farmington Avenue                                                                 Annuity Company (December 2000- Present),
Hartford, Connecticut 06156                                                           Formerly, Vice President, Aetna Retirement
Age: 51                                                                               Services, Fund Strategy and Management
                                                                                      (December 1995- December 2000) and, 1995
                                                                                      to 1998. Formerly, Director and President,
                                                                                      ING Partners, Inc. (November 1997 - May
                                                                                      2003).

MARY GASTON                      Vice President            March 2005 - Present       Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                        (April 2005 - Present). Formerly,
Scottsdale, Arizona 85258                                                             Assistant Vice President Financial
Age: 39                                                                               Reporting, ING Investments, LLC (2) (April
                                                                                      2004 - April 2005); Manager, Financial
                                                                                      Reporting, ING Investments, LLC (2)
                                                                                      (August 2002 - April 2004); and
                                                                                      Controller, Z Seven Fund, Inc. and Ziskin
                                                                                      Asset Management, Inc. (January 2000 -
                                                                                      March 2002).

SUSAN P. KINENS                  Assistant Vice             January 2005 - Present    Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.   President                                            Services, LLC(3) (December 2002 -
Scottsdale, Arizona 85258                                                             Present); and has held various other
Age: 28                                                                               positions with ING Funds Services, LLC(3)
                                                                                      for more than the last five years.

KIMBERLY K. PALMER               Assistant Vice President   January 2005 - Present    Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                        Services, LLC(3) (August 2004 - Present).
Scottsdale, Arizona 85258                                                             Formerly, Manager, Registration
Age: 48                                                                               Statements, ING Funds Services, LLC(3)
                                                                                      (May 2003 - August 2004); Associate
                                                                                      Partner, AMVESCAP PLC (October 2000 - May
                                                                                      2003); and Director of Federal Filings and
                                                                                      Blue Sky Filings,

                                                           TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND  LENGTH OF TIME SERVED (1)  FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESCO Funds Group, Inc. (March 1994 -
                                                                                      May 2003).

HUEY P. FALGOUT, JR.             Secretary                 August 2004 - Present      Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                        Services  (September 2003 - Present).
Scottsdale, Arizona 85258                                                             Formerly, Counsel, ING Americas, U.S.
Age: 41                                                                               Legal Services (November 2002 - September
                                                                                      2003); and Associate General Counsel of
                                                                                      AIG American General (January 1999 -
                                                                                      November 2002).

THERESA K. KELETY                Assistant Secretary       August 2004 - Present      Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                        (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                             Associate with Shearman & Sterling
Age: 41                                                                               (February 2000 - April 2003); and
                                                                                      Associate with Sutherland Asbill & Brennan
                                                                                      (1996 - February 2000).

ROBIN R. NESBITT                 Assistant Secretary       August 2004 - Present      Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                        Services, LLC (3) (August 2003 - Present).
Scottsdale, Arizona 85258                                                             Formerly, Senior Legal Analyst, ING Funds
Age: 31                                                                               Services, LLC (3) (August 2002 - August
                                                                                      2003); Associate, PricewaterhouseCoopers
                                                                                      (January 2001 - August 2001); and
                                                                                      Paralegal, McManis, Faulkner & Morgan (May
                                                                                      2000 - December 2000).


(1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

BOARD

The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS


The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a Charter approved by the Board.

BOARD COMMITTEES

EXECUTIVE COMMITTEE. The Board has established an Executive Committee to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Directors and two (2) Directors who are "interested persons," as defined in the 1940 Act. The following Directors serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005.

AUGUST COMMITTEE. The Board has an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Directors: Messrs. Earley, Kenny, Vincent, and Putnam. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the adviser's usage of the Fund's brokerage and the adviser's compliance with changing regulation regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Directors: Messrs. May, Boyer, Patton, and Wedemeyer and Dr. Gitenstein. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as director: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.


The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder meeting to elect Directors, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.


The Nominating and Governance Committee consists of four (4) Independent
Directors: Messrs. May, Kenny and Wedemeyer and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

INVESTMENT REVIEW COMMITTEE. The Board has established an Investment Review Committee to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Directors and one Director who is an "interested person," as defined in the 1940 Act of the Fund: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairperson of the domestic equity funds Investment Review Committee. The Investment Review Committee for the domestic equity funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the international and fixed income funds currently consists of five Independent Directors and one Director who is an "interested person" as defined in the 1940 Act of the Fund:
Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairperson of the international and fixed income funds Investment Review Committee. The Investment Review Committee for the international and fixed income funds held six (6) meetings during the fiscal year ended December 31, 2005.

COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Directors: Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairperson of the Committee. The Compliance Committee held seven (7) meetings during the fiscal year ended December 31, 2005.

CONTRACTS COMMITTEE. The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Directors specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Directors. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee operates pursuant to a Charter approved by the Board. The Contracts Committee currently consists of five (5) Independent Directors: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairperson of the Committee. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2005.


COMPENSATION OF DIRECTORS


Each Portfolio pays each Director who is not an interested person a PRO RATA share, as described below of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000 and $10,000(1), respectively) (additionally, as
Chairperson of the Investment Review and Contract Committees, Mr. Vincent received an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's the average net assets as a percentage of the average net assets of all the portfolios/funds managed by the Investment Adviser or its affiliates, Directed Services, Inc. and ING Investments, LLC, for which the Directors serve in common as Directors/Trustees.

The following table sets forth information provided by the Portfolios' investment adviser regarding compensation of Directors by each Portfolio and other portfolios/funds managed by ILIAC and its affiliates for the fiscal year ended December 31, 2005. Officers of the Company and

Directors who are interested persons of the Company do not receive any compensation from a Portfolio or any other portfolios/funds managed by the investment adviser or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

                              COMPENSATION TABLE(1)


The following table describes the compensation received by the Directors for the fiscal year ended December 31, 2005.



                                           AGGREGATE COMPENSATION
                                          FROM SOLUTION PORTFOLIOS                      PENSION OR                       TOTAL
                        -------------------------------------------------------------   RETIREMENT                    COMPENSATION
                                                        ING        ING        ING        BENEFITS      ESTIMATED     FROM REGISTRANT
                        ING SOLUTION   ING SOLUTION  SOLUTION   SOLUTION    SOLUTION    ACCRUED AS       ANNUAL         AND FUND
 NAME OF PERSON,           INCOME          2015        2025       2035        2045     PART OF FUND   BENEFITS UPON  COMPLEX PAID TO
    POSITION              PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO  PORTFOLIO     EXPENSES     RETIREMENT(1)  DIRECTORS(2)(3)
------------------------------------------------------------------------------------------------------------------------------------
John V. Boyer
Director

Paul S. Doherty(4)
Director

Patrick W. Kenny
Director

Walter H. May
Director

Thomas J. McInerney(4)
Director

Jock Patton
Director

David W.C. Putnam(4)
Director

John G. Turner
Director

Richard A. Wedemeyer
Director

Barbara Gitenstein
Director

J. Michael Earley
Director

Roger Vincent
Director



      (1) The ING Funds have adopted a retirement policy under which a Director who has served as an Independent Director for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director for one year of service.
      (2) Represents compensation from 177 funds (total in complex as of December 31, 2005).

      (3) Director compensation includes compensation paid by Funds that are not discussed in the Prospectus or SAI.
      (4) "Interested Person" as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the investment adviser, and the Distributor, ING Financial Advisers, LLC. Officers and Directors who are interested persons do not receive any compensation from the Fund.

OWNERSHIP OF PORTFOLIO SHARES


The following table describes each Director's ownership of equity securities of a Portfolio and the aggregate holdings of shares of equity securities of all Portfolios for the calendar year ended December 31, 2005.



                                                                                                                  AGGREGATE DOLLAR
                                                                                                                      RANGE OF
                                                                                                                EQUITY SECURITIES IN
                                                                                                                   ALL REGISTERED
                                                                                                                     INVESTMENT
                                                     DOLLAR RANGE OF EQUITY                                          COMPANIES
                                                  SECURITIES IN EACH PORTFOLIO                                      OVERSEEN BY
                   -------------------------------------------------------------------------------------------  DIRECTOR IN FAMILY
                     ING SOLUTION   ING SOLUTION 2015  ING SOLUTION 2025  ING SOLUTION 2035  ING SOLUTION 2045     OF INVESTMENT
NAME OF DIRECTOR   INCOME PORTFOLIO     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO           COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS

John V. Boyer

J. Michael Earley

R. Barbara
Gitenstein

Patrick W. Kenny

Walter H. May

Jock Patton

David W. C. Putnam

Roger B. Vincent

Richard A.
Wedemeyer

DIRECTORS WHO ARE
"INTERESTED
PERSONS"

Thomas J. McInerney

John G. Turner


INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES


Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Company's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Solution Portfolios (not including registered investment companies) as of December 31, 2005.

                                  NAME OF OWNERS
                                 AND RELATIONSHIP                                                 VALUE OF          PERCENTAGE OF
        NAME OF DIRECTOR            TO TRUSTEE             COMPANY          TITLE OF CLASS       SECURITIES             CLASS
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

John V. Boyer                          N/A                   N/A                 N/A                 N/A                 N/A

J. Michael Earley(2)                   N/A                   N/A                 N/A                 N/A                 N/A

R. Barbara Gitenstein(2)               N/A                   N/A                 N/A                 N/A                 N/A

Patrick W. Kenny                       N/A                   N/A                 N/A                 N/A                 N/A

Walter H. May(2)                       N/A                   N/A                 N/A                 N/A                 N/A

Jock Patton(3)                         N/A                   N/A                 N/A                 N/A                 N/A

David W. C. Putnam(2)                  N/A                   N/A                 N/A                 N/A                 N/A

Roger B. Vincent(2)                    N/A                   N/A                 N/A                 N/A                 N/A

Richard A. Wedemeyer(2)                N/A                   N/A                 N/A                 N/A                 N/A

DIRECTORS WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney(2)                 N/A                   N/A                 N/A                 N/A                 N/A

John G. Turner(2)                      N/A                   N/A                 N/A                 N/A                 N/A

                                 CODE OF ETHICS


The Solution Portfolio's , ILIAC (as Adviser) and the Distributor (as principal underwriter) have adopted a Code of Ethics or written supervisory procedures (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio ("Codes"). The Codes allow trades to be made in securites that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information. Information about these Codes may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the Codes may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             PROXY VOTING PROCEDURES

The Board has adopted procedures to govern the voting of proxies relating to the Company's portfolio securities. The procedures provide that the funds-of-funds, including the Solution Portfolios, will "echo" vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion as all other shareholders in the Underlying Fund voted their interests. The procedures delegate to ILIAC the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ILIAC, the Board has also approved ILIAC's proxy voting procedures, policies and guidelines for voting on a variety of issues to be used with respect to the Company. An independent proxy voting service has been retained to assist in the voting of Company proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Committee to oversee the implementation of the Company's proxy voting procedures. A copy of the proxy voting procedures of the Fund, including those of ILIAC, is attached hereto as Appendix B. Information regarding how the Company votes proxies relating to portfolio securities for the period ending June 30th will be made available no later than August 31, 2004 of each year through the Company's website at www.ingfunds.com or by accessing the SEC's website at http://www.sec.gov.

             DISCLOSURE OF THE SOLUTION PORTFOLIOS' PORTFOLIO SECURITIES

The Solution Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Solution Portfolios' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and makes it available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G., the Solution Portfolios will post the quarter-ending June 30 holdings on August 1). Each Portfolio also compiles a list composed of its ten largest holdings. ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Solution Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other products offered to Qualified Plans.

Other than in regulatory filings or on ING's website, a Portfolio may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio's disclosure of its portfolio holdings may include disclosure:

   - To the Solution Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions;
   - To financial printers for the purpose of preparing Portfolio regulatory filings;
   -  For the purpose of due diligence regarding a merger or acquisition;
   - To a new adviser or sub-adviser prior to the commencement of its management of the Solution Portfolios;
   - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio's website;
   - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Solution Portfolios;
   - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Solution Portfolios; or
   - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.


In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.


The Company's Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Solution Portfolios' portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' investment adviser, principal underwriter or any affiliated person of the Portfolios, their investment adviser, or their principal underwriter, on the other. Such Policies authorize the Solution Portfolios' administrator to implement the Fund's Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Solution Portfolios' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, principal underwriter and their affiliates. The Company's Board has authorized the senior officers of the Solution Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Solution Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

The Solution Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                                  TIME LAG BETWEEN
                                                                                DATE OF INFORMATION
                                                                                AND DATE INFORMATION
PARTY                                 PURPOSE               FREQUENCY                 RELEASED
----------------------------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting               Daily                   None
Services, Inc.               & Class Action
                             Services

Charles River Development    Compliance                 Daily                   None


All of the arrangements in the table above are subject to the Policies adopted by the Company's Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Solution Portfolios and their shareholders. The Company's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Solution Portfolios will be disclosed to the Company's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Solution Portfolios, ILIAC, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Shares of the Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and other investment companies. [ T

As of [____________]_, 2006, the following owned of record or, to the knowledge of the Company, beneficially owned 5% or more of the outstanding shares of the Solution Portfolios:

                                     ADVISER

ILIAC serves as the adviser to the Solution Portfolios pursuant to an investment advisory agreement between ILIAC and the Company ("Investment Advisory Agreement"). ILIAC's principal address is 151 Farmington Avenue, Hartford, CT 06156. ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING) ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ILIAC is registered with the SEC as an investment adviser.

Under the Investment Advisory Agreement and subject to the authority of the Board of Directors, ILIAC has the overall responsiblility for furnishing continuous investment supervision to the Solution Portfolios and is responsible for the management of the Portfolios. ILIAC is authorized to exercise full investment discretion and make all determinations with respect to the day-today investment of each Portfolio's assets and the purchase and sale of portfolio securities for each Portfolio. The Investment Advisory Agreement provides that ILIAC is not subject to liability to the Company for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

The Investment Advisory Agreement provides that ILIAC shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Solution

Portfolios, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Company who are employees of ILIAC or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Company or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of that Portfolio, or (iii) ILIAC. The Agreement terminates automatically in the event of assignment.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

In considering the Investment Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant. For information regarding the basis for the Board's approval of the investment advisory agreement for each Portfolio, please refer to the annual shareholder report dated December 31, 2005.

ADVISORY FEES

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays ILIAC, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:


     ING Solution Income Portfolio                            0.10%
     ING Solution 2015 Portfolio                              0.10%
     ING Solution 2025 Portfolio                              0.10%
     ING Solution 2035 Portfolio                              0.10%
     ING Solution 2045 Portfolio                              0.10%

Out of its advisory fee, ILIAC pays ING Investment Management Co. ("Consultant") a consulting fee equal to the percentages set out in the following percentages based on each Portfolio's average daily net assets:

     0.03% of the first $500 million
     0.025% of the next $500 million
     0.02% of the next $1 billion and
     0.01% over $2 billion.


TOTAL ADVISORY FEES PAID

The following chart sets forth the total amounts the Solution Portfolios paid to ILIAC for the fiscal year ended December 31, 2005.Because the Solution Portfolios had not commenced operations as of fiscal years ended December 31, 2004 and 2003, no fees were paid to ILIAC under the Investment Advisory Agreement for fiscal years ended December 31, 2004 and 2003.

PORTFOLIO                                        2005           2004           2003
-------------------------------------------------------------------------------------------
ING Solution Income Portfolio                                   N/A            N/A
ING Solution 2015 Portfolio                                     N/A            N/A
ING Solution 2025 Portfolio                                     N/A            N/A
ING Solution 2035 Portfolio                                     N/A            N/A
ING Solution 2045 Portfolio                                     N/A            N/A


                              INVESTMENT COMMITTEE


An Investment Committee of ILIAC reviews the allocation of each Portfolio's assets. The Investment Committee is responsible for the day-to-day management of the Solution Portfolios. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Investment Committee consists of the following persons: William A. Evans, Shaun P. Mathews, Jeffery Stout, Laurie M. Tillinghast and Stan Vyner.


WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Jeff has over 15 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures.

LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence for ING U.S. Financial Services, has over 26 years experience in the investment product and financial services business.


STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts overseen by each member of the investment committee as of December 31, 2005:

                       REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
INVESTMENT             COMPANIES                      VEHICLES                    OTHER ACCOUNTS
                       ------------------------------------------------------------------------------
                       NUMBER                                                     NUMBER
COMMITTEE              OF                             NUMBER OF      TOTAL        OF           TOTAL
MEMBER                 ACCOUNTS     TOTAL ASSETS      ACCOUNTS       ASSETS       ACCOUNTS     ASSETS
-----------------------------------------------------------------------------------------------------
William A. Evans
Shaun P. Matthews
Jeffrey S. Stout
Laurie M. Tillinghast
Stanley D. Vyner


* None of these accounts has an advisory fee based on the performance of the account.

POTENTIAL CONFLICT OF INTEREST

Potential conflicts of interest may arise in the Investment Committee Members' management of the Portfolios. The Investment Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ILIAC, while others do not. Therefore, the Investment Committee may have an incentive to allocate Portfolio assets in a manner that benefits ILIAC's or an affiliate's interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio's interests. In addition, the Investment Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions. Furthermore, as described in the Prospectus, the Investment Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ILIAC or an affiliated insurer.

COMPENSATION STRUCTURE OF INVESTMENT COMMITTEE MEMBER


An Investment Committee Member's compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual's performance rating, the performance of the ING entity that employs the Member, and the performance of ING Groep N.V. and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep N.V. The Investment Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the Portfolios and the performance of the Portfolios may be a factor in a Member's job performance rating.


Based on job function, internal comparators and external market data, Investment Committee Members participate in the ING Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Investment Committee Members earning $125,000 or more in base salary compensation may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Investment Committee Members participate in ING's Pension and Retirement Plans, which are available generally to all salaried employees.

INVESTMENT COMMITTEE MEMBER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of each Portfolio owned by each investment committee member as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
INVESTMENT COMMITTEE MEMBER                          PORTFOLIO SHARES OWNED
---------------------------                          ----------------------
William A. Evans
Shaun P. Mathews
Jeffery Stout
Laurie M. Tillinghast
Stan Vyner



                                  ADMINISTRATOR

THE ADMINISTRATIVE SERVICES AGREEMENT-- Pursuant to an Administrative Services Agreement between the Company and ING Fund Services, LLC ("IFS"), IFS has agreed to provide all administrative services in support of the Solution Portfolios and is responsible for the supervision of the Company's other service providers. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, IFS receives a monthly fee from each Portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

The following chart sets forth the total amounts the Solution Portfolios paid to IFS for the fiscal year ended December 31, 2005.Because the Solution Portfolios had not commenced operations as of fiscal years ended December 31, 2004 and 2003, no fees were paid to IFS under the Administrative Services Agreement for fiscal years ended December 31, 2004 and 2003.



PORTFOLIO                                        2005                   2004                   2003
-----------------------------------------------------------------------------------------------------------
ING Solution Income Portfolio                                           N/A                    N/A
ING Solution 2015 Portfolio                                             N/A                    N/A
ING Solution 2025 Portfolio                                             N/A                    N/A
ING Solution 2035 Portfolio                                             N/A                    N/A
ING Solution 2045 Portfolio                                             N/A                    N/A



                                    CUSTODIAN

The Bank of New York Company, Inc. ("BONY"), One Wall Street, New York, New York, 10286 serves as custodian of the assets of the Fund. BONY takes no part in the decisions relating to the purchase or sale of a Portfolio's portfolio securities.

                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri, 64141 serves as transfer agent to the Company.

                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm to the Company. KPMG LLP provides audit services and assistance in connection with SEC filings.

                                  LEGAL COUNSEL

 Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Solution Portfolios in connection with the offering of their shares.

                              PRINCIPAL UNDERWRITER

The Company has entered into an underwriting agreement ("Underwriting Agreement") pursuant to which ING Financial Advisers, LLC ("Distributor"), 151 Farmington Avenue, Hartford, Connecticut 06156, a subsidiary of ING, as agent, serves as principal underwriter for the continuous offering of shares of the Solution Portfolios. The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of the Distributor, or the Company, appearing in person at a meeting called for the purpose of approving such Underwriting Agreement. The Underwriting Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or the Distributor or by vote of holders of a majority of a Portfolio's shares without the payment of any penalty. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Solution Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Company shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders. The Distributor does not receive compensation for providing services under the Agreement.


                     BROKERAGE ALLOCATION AND TRADING POLICIES(1)


Subject to the direction of the Boards, the Adviser has responsibility for making the Portfolios' investment decisions, for effecting the execution of trades for the Portfolios and for negotiating any brokerage commissions thereof. It is the policy of the Adviser to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the

(1) For purposes of this section, the discussion relating to investment decisions made by the Adviser with respect to a Portfolio also includes investment decisions made by a sub-adviser with respect to an Underlying Fund. For convenience, only the terms Adviser and Portfolio are used.

relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, the Adviser may place a Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser, will lead to the best overall quality of execution for the Portfolio. The Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers willreturn to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser. The Adviser may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolios. These services may benefit the Adviser and/or advisory clients other than the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. The Adviser may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. The Adviser's policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When the Adviser believes that more than one broker can provide best execution, preference may be given to brokers who provide additional services to the Adviser.


Consistent with securities laws and regulations, the Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non-commission payments. The Adviser's judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Adviser's opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Portfolios may effect brokerage transactions in portfolio securities through affiliates of the Adviser. When a Portfolio enters into a transaction with any such person, the transaction will comply with Rule 17e-1 under the 1940 Act and the policies and procedures adopted by the Board pursuant to Rule 17e-1. Certain officers of the Adviser also manage their own securities portfolios and those of their affiliates. Further, the Adviser also acts as an investment adviser to other client accounts, and other investment companies registered under the 1940 Act and other client accounts.

To the extent the Adviser desires to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated and allocated in a fair and equitable manner, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.


The Board has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain non-investment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised the Adviser.

The Board has also approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of the Adviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting an affiliate of the Adviser affiliate in connection with such underwritings. In addition, for underwritings where an affiliate of the Adviser participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio(s) could purchase.

[For the fiscal year ended December 31, 2005, no commissions with respect to portfolio transactions were paid to certain brokers because of research services.]

[For the fiscal year ended December 31, 2005, the Solution Portfolios did not pay any brokerage commissions.]

[For the fiscal year ended December 31, 2005, the Solution Portfolios did not pay any affiliated brokerage commissions.]


                              DESCRIPTION OF SHARES


The Fund is organized as a Maryland corporation. The Articles of Incorporation authorize the Fund to issue ten billion seven hundred million (10,700,000) shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares. The Directors have classified shares of each of the Portfolios into four classes: Adviser Class shares, Initial Class shares, Service Class shares, and Class T shares.

Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, Class T shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. The Distributor has agreed to waive a portion of the distribution fee for Class T shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Company will notify shareholders if it intends to pay the Distributor more than 0.45% (not to exceed 0.50% under the current 12b-1 Plan) in the future.


Each Initial Share, Service Share and Adviser Share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares. Expenses assessed to the Adviser Class are borne exclusively by the Adviser Class pursuant to a 12b-1 Plan adopted for that class, and expenses assessed pursuant to Shareholder Servicing Plans are borne both by the Service and Adviser Classes, respectively. Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board of Directors, including a majority of the non-interested directors. The Adviser Class shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Initial Class shares of a Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more. Initial Class shares of a Fund are offered without a sales charge, a shareholder servicing fee or a distribution fee.


Service Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Service Class shares of a Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Service Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio's Service Class held by customers of such Service Organizations.


Adviser Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Adviser Class shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for the Adviser Class in the amount of 0.25% (on an annualized basis) of the respective Portfolio's Adviser Class.


Class T shares of a Portfolio are intended for 401(k) plans through ING's U.S. retirement markets business. Class T shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for Class T shares in the amount of 0.50% (on an annualized basis) of the respective Portfolio's Class T shares.


The 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. The Fund also may pay securities dealers, brokers, financial institutions or other industry professionals (individually a "Service Organization" and collectively "Service Organizations") for providing distribution assistance pursuant to a Distribution Services Agreement under the 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Adviser Class Shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Adviser Class Shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Adviser Class Shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Adviser Class Shares ("Distribution Services"), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Adviser Class Shares.


Ms. Tillinghast, Vice President of the Fund, may be considered to have an indirect interest in the operation of the 12b-1 Plan by virtue of her position as an officer of ILIAC, the parent company of the Distributor.


Adviser Class shares of a Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Adviser Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio's Adviser Class held by customers of such Service Organizations.

Shareholders of the Adviser Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Adviser Class shares of other portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange. Shareholders of Service Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Service Class shares of other portfolios that offer Service Class shares. Shareholders of Initial Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Initial Class shares of other portfolios that offer Initial Class shares.


The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.


The tables below reflect the shareholder servicing and 12b-1 fees paid by each Portfolio for the fiscal year ended December 31, 2005



PORTFOLIO                                                     FEE PAID OUT (IN DOLLARS)
---------                                                     -------------------------
                                                              Shareholder Servicing          12b-1

ING Solution Income

         Adviser Class
         Service Class
         Class T

ING Solution 2015

         Adviser Class
         Service Class
         Class T

ING Solution 2025

         Adviser Class
         Service Class
         Class T

ING Solution 2035

         Adviser Class
         Service Class
         Class T

ING Solution 2045

         Adviser Class
         Service Class
         Class T

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Solution Portfolios for the fiscal year ended December 31, 2005 were as follows:



DISTRIBUTION EXPENSES                                          ADVISER CLASS   INITIAL CLASS   SERVICE CLASS
------------------------------------------------------------------------------------------------------------
ING SOLUTION INCOME PORTFOLIO
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING SOLUTION 2015 PORTFOLIO
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING SOLUTION 2025 PORTFOLIO
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING SOLUTION 2035 PORTFOLIO
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING SOLUTION 2035 PORTFOLIO
Advertising
Printing

DISTRIBUTION EXPENSES                                          ADVISER CLASS   INITIAL CLASS   SERVICE CLASS
------------------------------------------------------------------------------------------------------------
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL


                                  VOTING RIGHTS


Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Solution Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.


Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

                    COMBINATION WITH ING SOLUTION INCOME PORTFOLIO


When ING Solution 2015, ING Solution 2025, ING Solution 2035 and ING Solution 2045 each reaches its Target Date, it may be combined with ING Solution Income Portfolio, without a vote of shareholders, if the Company's Board determines that combining such Portfolio with the ING Solution Income Portfolio would be in the best interest of the Portfolios and their shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Portfolio's Target Date), the Portfolio will notify shareholders of such Portfolio of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Portfolio will become shareholders of ING Solution Income Portfolio.


                                 NET ASSET VALUE


As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock

Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio's shares could be indirectly affected. As a general matter, the Solution Portfolios invest in the Underlying Funds which in turn invest directly in securities. The Solution Portfolios generally rely on the NAVs provided by the Underlying Funds in computing the Portfolios' NAV. However, the following is information regarding the calculation of NAV for the Underlying Funds and the Solution Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price an Underlying Fund would receive if it sold the instrument. See "Shareholder Information - Net Asset Value" in the Prospectuses. The long-term debt obligations held in an Underlying Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.


Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.


If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets on the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Solution Portfolios are not obligated to use the fair valuations recommended by such research service, and valuations recommended by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.


Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

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                                   TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY-- Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company ("RIC"), a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ( "Income Requirement").

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS-- Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the RIC to its pro rata portion of the RIC's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").


If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.


The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's prospectus and statement of additional information and you should consult your own tax adviser as to the possible application of the "investor control" doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will institute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

EXCISE TAX ON RICs-- A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a RIC shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS-- The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

                              FINANCIAL STATEMENTS


The fiscal year of the Company ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Company's independent registered public accounting firm will be sent to shareholders each year. When available, annual and semi-annual shareholder reports may be obtained without charge by contacting the Company at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, or calling the Fund at (800) 992-0180.

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                                   APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

                                   APPENDIX B

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003

                        REVISION DATE: SEPTEMBER 15, 2005

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.   Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment

         Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.   Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.  NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4. Referrals to a Fund's Valuation, Proxy and Brokerage Committee

                  A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.    Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.    Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.    Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.    Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.    Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.    Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

               1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

               In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

               2.   NON-VOTES: Votes in Which No Action is Taken

               The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

               Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

               Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

               3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

               If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

               4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.    Assessment of the Agent

               The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

               Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.    Conflicts of Interest

               The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

               In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

               For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

               The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

           NAME                                          TITLE OR AFFILIATION
Stanley D. Vyner               Chief Investment Risk Officer and Executive Vice President, ING
                               Investments, LLC

Todd Modic                     Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                               and Chief Financial Officer of the ING Funds

Maria Anderson                 Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                   Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                               Funds Services, LLC

Julius Drelick                 Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.        Counsel, ING Americas US Legal Services

Steve Wastek, Esq.             Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.    INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.     THE BOARD OF DIRECTORS

 VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

 STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

 DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

   (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

 VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

 REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

 RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

 AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

 AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

 SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

 CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

 SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

 SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

 SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

 POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

 FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

 GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

 PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

 UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

 SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

 WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS

 CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

 OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

 MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

 BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

 SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

 OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

 QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.    CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

 COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

 STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

 REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

 PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

 SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

 ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

 PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

 DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

 SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

 TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

 MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

 DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

 EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

 OBRA-RELATED COMPENSATION PROPOSALS:
   AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
   Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
   Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

   APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
   Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

 SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

 GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.   GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

 ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
   -  the opening of the shareholder meeting
   -  that the meeting has been convened under local regulatory requirements
   -  the presence of quorum
   -  the agenda for the shareholder meeting
   -  the election of the chair of the meeting
   -  the appointment of shareholders to co-sign the minutes of the meeting
   -  regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   -  the designation of two shareholders to approve and sign minutes of meeting
   -  the allowance of questions
   -  the publication of minutes
   -  the closing of the shareholder meeting

 DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

 INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

 DIRECTOR REMUNERATION
 Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote
          FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

 RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

 SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

 GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

 APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

 REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

 INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

 ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

 STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

 DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

 FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

 RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

 CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

 ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -  it is editorial in nature;
   -  shareholder rights are protected;
   -  there is negligible or positive impact on shareholder value;
   -  management provides adequate reasons for the amendments; or
   -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
   - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.

   - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

 OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)    (1)    Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

       (2) Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

       (3) Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

       (4) Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (5) Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

       (6) Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

       (7) Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

       (8) Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (9) Articles Supplementary to Articles of Incorporation effective August 20, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (10) Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

       (11) Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

       (12) Articles Supplementary to Articles of Incorporation effective June 10, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

       (13) Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (14) Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (15) Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (16) Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

       (17) Articles of Amendment effective [April 28, 2006] to Articles of Incorporation - to be filed by subsequent Amendment.

(b) By-laws - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(c) Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(d)    (1)    Investment Advisory Agreement between ING Partners, Inc. and ING
              Life Insurance and Annuity Company - Filed as an Exhibit to
              Post-Effective Amendment No. 11 to Registrant's Form N-1A
              Registration Statement on April 30, 2003 and incorporated herein by reference.

              (i) Amendment to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

              (ii) Form of Amendment to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

              (iii) Amendment, dated November 1, 2004, of Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iv) Amendment, dated December 1, 2004, to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

       (2) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective November 15, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective June 20, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Termination Letter dated August 20, 2004 - MFS Institutional Services - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (3) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. ("ING IM") (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

       (4) Termination Letter dated August 20, 2004 to terminate Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as "Aetna Life Insurance and Annuity Company") and Fred Alger Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (5) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity) and UBS Global Asset Management, Inc. (US) (formerly known as Brinson Advisors, Inc.) (regarding ING UBS U.S. Allocation Portfolio) effective December 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US)(regarding ING UBS U.S. Allocation Portfolio) effective July 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding ING UBS U.S. Allocation Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

       (6) Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas)(regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

       (7) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and OpCap Advisors effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment, dated June 3, 2003, to Investment Sub-Advisory Agreement dated June 3, 2003 between ILIAC and OpCap

                     Advisors - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

       (8) Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and Goldman Sachs Asset Management effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Assumption Agreement between ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective March 28, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (iii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective June 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

       (9) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management Inc effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset

                     Management Inc effective July 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

              (iv) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (v) Termination Letter dated February 28, 2005 - Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (10) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. effective December 14, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

              (i) Letter Agreement for Fee Waiver between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. dated December 5, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (iv) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (11) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc effective March 29, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. effective June 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (12) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective May 12, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

              (iii) Amendment No. 3 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (13) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. effective March 26, 2002
              - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. effective June 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Assumption Agreement, dated November 18, 2003, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (14) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC effective March 12, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

       (15) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June

                     23, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (16) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J.P. Morgan Fleming Asset Management, LTD effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

              (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J.P. Morgan Fleming Asset Management, LTD effective June 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JP Morgan Fleming Asset Management, LTD effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

              (iii) Amendment, dated August 13, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JP Morgan Fleming Asset Management, LTD
                     - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (17) Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc.
              - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (18)   Form of Sub-Advisory Agreement dated December 7, 2005 between
              ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC
              - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (19)   Form of Sub-Advisory Agreement dated December 7, 2005 between
              ING Life Insurance and Annuity Company and Neuberger Berman Management Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (20)   Form of Sub-Advisory Agreement dated December 7, 2005 between
              ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (21) Form of Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (22) Sub-Advisory Agreement dated [April 28, 2006] between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC - to be filed by subsequent Amendment

       (23) Expense Limitation Agreement, effective February 1, 2005 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (i) Schedule A to Expense Limitation Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

                     (a) Amended Schedule A to Expense Limitation Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (ii) Fee waiver, dated January 21, 2003, to Expense Limitation Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iii) Fee waiver, dated February 11, 2004, to Expense Limitation Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iv) Fee waiver, dated March 30, 2005, to Expense Limitation Agreement between ING Partners, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (24) Form of Expense Limitation Agreement, effective December 7, 2005 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(e)    (1)    Underwriting Agreement between the ING Partners, Inc. and ING
              Financial Advisers, LLC effective May 1, 2003 - Filed as an
              Exhibit to Post-Effective Amendment No. 11 to Registrant's Form
              N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (i) Amendment to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (ii) Amendment, dated May 1, 2003, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC
                     - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iii) Amendment, dated November 1, 2004, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iv) Amendment, dated November 17, 2004, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (v)    Amendment, effective December 7, 2005, to the
                     Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (2) Distribution Services Agreement dated November 15, 2002 between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to

              Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and USA Annuity and Life Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

              (ii) Form of, Amendment to Distribution Services Agreement, between ING Partners, Inc. and ING USA Annuity and Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (iii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (3) Distribution Services Agreement dated February 12, 2002 between ING Partners, Inc. and Aetna Investment Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company of America dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

              (ii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (iii) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company of America dated December 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (4) Distribution Services Agreement dated March 7, 2002 between ING Partners, Inc. and Aetna Investment Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company of America dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

              (ii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (5) Distribution Services Agreement dated March 7, 2002 between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

              (ii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (iii) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York dated December 5, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(f)    N/A

(g)    (1)    Custodian Agreement dated March 13, 2003 between ING Partners,
              Inc. and The Bank of New York - Filed as an Exhibit to
              Post-Effective Amendment No. 21 to Registrant's Form N-1A
              Registration Statement on April 28, 2005 and incorporated herein by reference.

              (i) Amendment effective April 29, 2005 to Custodian Agreement between ING Partners, Inc. and The Bank of New York- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (ii) Amendment effective November 30, 2005 to the Custody Agreement, Foreign Custody Manager Agreement, Fund Accounting Agreement, Custody & Fund Accounting Fee Schedule and Global Securities Fee Schedule each dated January 3, 2003 and the Cash Reserve Agreement dated March 31, 2003 between ING Partners, Inc. and The Bank of New York- Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(h)    (1)    Administrative Services Agreement between ING Partners, Inc. and
              ING Funds Services, LLC effective November 19, 2003 - Filed as an
              Exhibit to Post-Effective Amendment No. 12 to Registrant's Form
              N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

              (i) Amendment, dated September 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (ii) Amendment, dated November 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iii) Amended Schedule A to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (iv) Amended Schedule B to the Administrative Services Agreement- Filed as an Exhibit to Post-Effective Amendment No. 21 to

                     Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (v) Amended Schedule A to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

              (vi) Amended Schedule B to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (2) Termination Letter dated September 28, 2004 to the Sub-Administration Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Investors Bank & Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (3) License Agreement between Aetna and T. Rowe Price Associates, Inc.- Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

       (4) Agency Agreement by and among ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (i) Termination Letter, dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (ii) Acceptance Letter between ING Partners, Inc. and DST Systems, Inc.-Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iii) Amended and Restated Exhibit A with respect to the Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (5) Termination letter dated September 28, 2004 to the Securities Lending Agency Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Investors Bank and Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (6) Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

              (i) Amendment, dated November 30, 2005, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (7) Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

       (8) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING Insurance Company of America (formerly Aetna Insurance Company of America) effective December 5, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iv) Form of, Amendment to the Fund Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America. - Filed as an Exhibit to Post-Effective Amendment No.

                     23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (9) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company effective September 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (iv)   Form of Amendment to Fund Participation Agreement among
                     ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (6) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (10) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), effective November 28,

              2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC, effective March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iv) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (v) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (vi) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (11) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (iii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iv) Amendment, effective May 1, 2003, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company- Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (vi) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (12) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company of New York, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial

                     Advisers, LLC, and Reliastar Life Insurance Company of New York, effective March 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

              (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, of New York effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Amendment to Participation Agreement, dated November 1, 2004, among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

              (iv) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (13) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form

                     N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iii) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

              (iv) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (14) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Form of Amendment among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company dated November 1, 2004
                     - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iii) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (15) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Service Class Shares, dated December 6, 2001-Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares, effective March 13, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Amendment, dated May 1, 2003, to Shareholding Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Service Class Shares, dated
                     December 7, 2005 - Filed as an Exhibit to
                     Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (16) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Adviser Class Shares, dated December 6, 2001-Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Class Shares, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Shares- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (17) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Service Class Shares, dated December 6, 2001- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

              (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (v) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated
                     December 7, 2005 - Filed as an Exhibit to
                     Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (18) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Adviser Class Shares, dated December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares, dated March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A

                     Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

             (iv)   Form of Amendment to Shareholder Servicing Agreement
                     between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated
                     December 7, 2005 - Filed as an Exhibit to
                     Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (19) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Service Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated
                     December 7, 2005 - Filed as an Exhibit to
                     Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (20) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Adviser Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

              (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (v) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated
                     December 7, 2005 - Filed as an Exhibit to
                     Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (21) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Service Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A

                     Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (22) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Adviser Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (23) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Service Class Shares, effective January 1, 2002
              - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

              (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment
                     No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (24) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Adviser Class Shares, effective January 1, 2002
              - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

              (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

              (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

              (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment
                     No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (25) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (26) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (27) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance And Annuity Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (28) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (29) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (30) Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001
              - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (31) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (32) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (33) Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (34) Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)    (1)    Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Fidelity VIP Contrafund Portfolio, ING Fidelity VIP Growth Portfolio, ING Fidelity VIP Equity Income Portfolio and ING

Fidelity VIP Mid Cap Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

       (2) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Oppenheimer Strategic Income Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (3) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Income Portfolio, ING Income 2015 Portfolio, ING Income 2025 Portfolio, ING Income 2035 Portfolio, and ING Income 2045 Portfolio (Adviser, Service and Initial Class)- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

       (4) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio (Class T) - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

       (5) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Baron Asset Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, and ING Templeton Foreign Equity Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (6) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Columbia Small Cap Value II Portfolio and ING UBS U.S. Small Cap Growth Portfolio - to be filed by subsequent Amendment.

(j)    (1)    Consent of KPMG LLP - to be filed by subsequent Amendment.

(k)           N/A

(l) Agreement re: Initial Contribution to Working Capital - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(m)    (1)    Plan of Distribution pursuant to Rule 12b-1 renewed November
              19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29,
              2004 and incorporated herein by reference.

       (2) Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (3) Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)    (1)    Form of, Second Amended and Restated Plan Pursuant to Rule 18f-3
              for Operation of a Multi-Class System - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A
              Registration Statement on August 12, 2005 and incorporated herein by reference.

       (2) Amended Schedule A to the Second Amended and Restated Plan Pursuant to Rule 18f-3 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(o)           N/A

(p)    (1)    Codes of Ethics for DSI International Management, Inc., Goldman
              Sachs Asset Management, OpCap Advisors, Salomon Brothers Asset
              Management, Inc. and T. Rowe Price Associates, Inc - Filed as an
              Exhibit to Post-Effective Amendment No. 6 to Registrant's Form
              N-1A Registration Statement on August 31, 2001 and incorporated herein by reference.

       (2) Codes of Ethics for Massachusetts Financial Services Company, American Century Investment Management, Inc., BAMCO, Inc., Pacific Investment Management Company, LLC, and Morgan Stanley Investment Management Inc. d/b/a Van Kampen - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

       (3) Codes of Ethics for Goldman Sachs Asset Management and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

       (4) Codes of Ethics for UBS Global Asset Management (US) Inc., J.P. Morgan Fleming Asset Management (London) Limited, ING and ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

       (5) Sarbanes-Oxley Act Code of Ethics for Senior Officers - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

       (6) Code of Ethics for PIMCO and UBS Global Asset Management (Americas) Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

       (7) Code of Ethics for ING Partners, Inc., ILIAC, ING Financial Advisers, LLC and American Century - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

       (8) Code of Ethics for FMR - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

       (9) Code of Ethics for OppenheimerFunds, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

       (10) Code of Ethics for ING Investment Management Co. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

       (11) Code of Ethics for Lord, Abbett & Co. LLC, Lord Abbett Distributor LLC and Lord Abbett Family of Funds - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (12) Amended and Restated Code of Ethics for Neuberger Berman Management Inc. and Neuberger Berman, LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (13) Code of Ethics for Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (14) Code of Ethics for Franklin Templeton Investments - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

       (15) Code of Ethics for Columbia Management Advisors, LLC - to be filed by subsequent Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       ING Partners, Inc. is a Maryland corporation for which separate financial statements are filed. As of October 29, 2004, ING Life Insurance and Annuity Company, ING Portfolio Partners, ING Insurance Company of America, Reliastar Life Insurance Company, Reliastar Life Insurance Company of New York,

       Reliastar Life Insurance Co Variable Life, Security Life of Denver Insurance Company, ING USA Annuity and Life Insurance Company, and ING National Trust, owned all of the Fund's outstanding voting securities, through direct ownership, through a separate account or as custodian for qualified retirement plans. Each of these companies is an indirect wholly-owned subsidiary of ING Groep, N.V.

       A list of all persons directly or indirectly under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516) of ING USA Annuity and Life Insurance Company, as filed on April 9, 2004.

ITEM 25. INDEMNIFICATION

       Article Ninth, Section (d) of the Registrant's Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant's officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

       Section XI.B of the Administrative Services Agreement, filed herein as exhibit (h1), provides for indemnification of the Administrator.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

       Any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each sub-adviser of ING Partners, Inc. and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in each investment adviser's Form ADV as currently on file with the SEC, the text of which is hereby incorporated by reference.

                  INVESTMENT ADVISER                          FILE NO.
                  ------------------                          --------
     ING Life Insurance and Annuity Company                  801-12643
     Massachusetts Financial Services Company                801-17352
     T. Rowe Price Associates, Inc.                          801-856
     OpCap Advisors, LLC                                     801-27180
     Goldman Sachs Asset Management, L.P.                    801-16048
     Salomon Brothers Asset Management Inc.                  801-32046
     American Century Investment Management, Inc.            801-8174
     BAMCO, Inc.                                             801-29080
     J.P. Morgan Investment Management Inc.                  801-21011
     Pacific Investment Management Company, LLC              801-48187
     Van Kampen                                              801-15757
     J.P. Morgan Fleming Asset Management (London) Ltd.      801-46669
     UBS Global Asset Management (Americas) Inc.             801-34910
     UBS Global Asset Management (US) Inc.                   801-13219
     Fidelity Management & Research Company                  801-7884
     OppenheimerFunds, Inc.                                  801-8253
     ING Investment Management Co.                           801-9046
     Lord, Abbett.& Co. LLC                                  801-6997
     Neuberger Berman Management Inc.                        801-8258
     Pioneer Investment Management, Inc.                     801-8225
     Templeton Investment Counsel, LLC                       801-15125
     Columbia Management Advisors, LLC                       [       ]

ITEM 27. PRINCIPAL UNDERWRITER

       (a) ING Financial Advisers, LLC ("ING Financial"), acts as the principal underwriter for the Registrant. Additionally, ING Financial is the principal underwriter for Variable Annuity Account B of ING Life Insurance and Annuity Company (ING), Variable Annuity Account C of ING, Variable Annuity Account G of ING, Variable Life Account B of ING and Variable Life Account C of ING (separate accounts of ING registered as unit investment trusts under the 1940 Act). ING Financial is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

       (b) Information as to the directors and officers of the Principal Underwriter together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Principal Underwriter in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 34815) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

       (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, ING Insurance and Annuity Company, maintain physical possession of each account, book or other documents at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at its principal place of business located at 151 Farmington Avenue Hartford, Connecticut 06156.

       Shareholder records of direct shareholders are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.

       All accounts, books and other documents required to be maintained by
       Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Life Insurance and Annuity Company (c) ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), (d) the Transfer Agent and Custodian, and (e)-(u) the Sub-Advisers and (v) the Custodian. The address of each is as follows:

(a)    ING Partners, Inc.
       7337 East Doubletree Ranch Road
       Scottsdale, Arizona 85258

(b)    ING Life Insurance and Annuity Company
       151 Farmington Avenue
       Hartford, Connecticut 06156

(c)    ING Financial Advisers, LLC
       151 Farmington Avenue
       Hartford, Connecticut 06156

(d)    DST Systems, Inc.
       330 W. 9th Street
       Kansas City, Missouri

(e)    ING Investment Management Co. (ING IM)
       (formerly ING Aeltus Investment Management, Inc.)
       230 Park Avenue
       New York, New York 10169

(f)    Fred Alger Management, Inc.
       111 Fifth Avenue
       New York, New York 10003

(g)    American Century Investment Management
       4500 Main Street
       Kansas City, Missouri 64111

(h)    BAMCO, Inc. (BAMCO)
       767 Fifth Avenue
       New York, New York 10153

(i)    Goldman Sachs Asset Management, L.P. (GSAM)
       32 Old Slip
       New York, New York 1005

(j)    J.P. Morgan Fleming Asset Management (London) Ltd.,
       (JPMorgan Fleming for ING JPMorgan Fleming International Portfolio) 20 Finsbury Street
       London, EC2Y 9AQ, United Kingdom

(k)    J.P. Morgan Investment Management Inc. (JPMIM)
       (for ING JPMorgan Mid Cap Value Portfolio)
       522 Fifth Avenue
       New York, New York 10036

(l)    Massachusetts Financial Services Company (MFS)
       500 Boylston Street
       Boston, Massachusetts 02116

(m)    OpCap Advisors, LLC (OpCap)
       1345 Avenue of the Americas
       New York, New York 10105-4800

(n)    Pacific Investment Management LLC (PIMCO)
       840 Newport Center Drive
       Newport Beach, California

(o)    Salomon Brothers Asset Management Inc. (SaBAM)
       399 Park Avenue
       New York, New York 10022

(p)    T. Rowe Price Associates, Inc. (T. Rowe)
       100 East Pratt Street
       Baltimore, Maryland 21202

(q)    UBS Global Asset Management (US) Inc. (UBS Global AM US)
       (for ING UBS U.S. Allocation Portfolio)
       51 W. 52nd Street
       New York, New York 10019-6114

(r) UBS Global Asset Management (Americas) Inc. (UBS Global AM) (for ING UBS U.S. Large Cap Equity Portfolio)
       One North Wacker Drive

       Chicago, Illinois 60606

(s)    Morgan Stanley Investment Management, inc. (MSIM, Inc.)
       1221 Avenue of the Americas
       New York, New York 10020

(t)    Fidelity Management & Research (FMR)
       82 Devonshire Street
       Boston, Massachusetts 02109

(u)    OppenheimerFunds, Inc. (Oppenheimer)
       Two World Financial Center
       225 Liberty Street, 11th Floor
       New York, New York 10281-1008

(v)    Bank of New York Company, Inc.
       One Wall Street
       New York, New York 10286

(w)    Lord Abbett & Co. LLC
       90 Hudson Street
       Jersey City, New Jersey 07302

(x)    Neuberger Berman Management Inc.
       605 Third Avenue, 2nd Floor
       New York, New York 10158

(y)    Pioneer Investment Management, Inc.
       60 State Street
       Boston, Massachusetts 02109

(z)    Templeton Investment Counsel, LLC
       500 East Broward Blvd.
       Fort Lauderdale, Florida 33394

(AA)   Columbia Management Advisors, LLC ("CMA")
       100 Federal Street
       Boston, MA 02110

ITEM 29. MANAGEMENT SERVICES

N/A

ITEM 30. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Scottsdale and the State of Arizona on the 26th day of January, 2006.

                                                              ING PARTNERS, INC.

                                                     By: /s/ Huey P. Falgout Jr.
                                                     ---------------------------
                                                            Huey P. Falgout, Jr.
                                                                       Secretary

       Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                             TITLE                      DATE
            ---------                             -----                      ----


--------------------------------         Director                      January 26, 2006
        John G. Turner*


--------------------------------         President, Chief              January 26, 2006
      James M. Hennessy*                 Executive Officer and
                                         Chief Operating Officer


---------------------------------        Senior Vice President         January 26, 2006
      Todd Modic*                        Chief/Principal Financial
                                         Officer and Assistant
                                         Secretary


--------------------------------         Director                      January 26, 2006
      John V. Boyer*


--------------------------------         Director                      January 26, 2006
     Patricia W. Chadwick+


--------------------------------         Director                      January 26, 2006
     J. Michael Earley*


--------------------------------         Director                      January 26, 2006
    R. Barbara Gitenstein*


--------------------------------         Director                      January 26, 2006
       Patrick W. Kenny*


--------------------------------         Director                      January 26, 2006
      Walter H. May, Jr.*


--------------------------------         Director                      January 26, 2006
     Thomas J. McInerney*


--------------------------------         Director and Chairman         January 26, 2006
        Jock Patton*


--------------------------------         Director                      January 26, 2006
     Sheryl K. Pressler+


--------------------------------         Director                      January 26, 2006
      David W.C. Putnam*


--------------------------------         Director                      January 26, 2006
       Roger B. Vincent*


--------------------------------         Director                      January 26, 2006
     Richard A. Wedemeyer*


*+By: /s/ Huey P. Falgout, Jr.
 ---------------------------------
       Huey P. Falgout, Jr.
       Attorney-in-Fact**+

** Powers of Attorney for James M. Hennessy, Todd Modic, and each Director were previously filed as attachments to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

+ Powers of Attorney for Patricia W. Chadwick, Director and Sheryl K. Pressler, Director - filed herein.

                            POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                             1933 ACT SEC FILING #          1940 ACT SEC FILING #
ING Investors Trust                    33-23512                       811-5629
ING Partners, Inc.                     333-32575                      811-08319
ING Equity Trust                       333-56881                      811-8817
ING Funds Trust                        333-59745                      811-08895
ING Investment Funds, Inc.             002-34552                      811-1939
ING Mayflower Trust                    33-67852                       811-7978
ING Mutual Funds                       33-56094                       811-7428
ING Variable Insurance Trust           333-83071                      811-9477
ING Variable Products Trust            33-73140                       811-8220
ING VP Emerging Markets Fund, Inc.     33-73520                       811-8250
ING VP Natural Resources Trust         33-26116                       811-5710
USLICO Series Fund                     33-20957                       811-05451
ING Prime Rate Trust                   333-68239 (5 mil)              811-5410
                                       333-61831 (25 mil)             811-5410
ING Senior Income Fund                 333-54910                      811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 19, 2006.



/s/ Patricia W. Chadwick
--------------------------------------
Patricia W. Chadwick, Director/Trustee

                            POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                             1933 ACT SEC FILING #          1940 ACT SEC FILING #
ING Investors Trust                    33-23512                       811-5629
ING Partners, Inc.                     333-32575                      811-08319
ING Equity Trust                       333-56881                      811-8817
ING Funds Trust                        333-59745                      811-08895
ING Investment Funds, Inc.             002-34552                      811-1939
ING Mayflower Trust                    33-67852                       811-7978
ING Mutual Funds                       33-56094                       811-7428
ING Variable Insurance Trust           333-83071                      811-9477
ING Variable Products Trust            33-73140                       811-8220
ING VP Emerging Markets Fund, Inc.     33-73520                       811-8250
ING VP Natural Resources Trust         33-26116                       811-5710
USLICO Series Fund                     33-20957                       811-05451
ING Prime Rate Trust                   333-68239 (5 mil)              811-5410
                                       333-61831 (25 mil)             811-5410
ING Senior Income Fund                 333-54910                      811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 19, 2006.



/s/ Sheryl K. Pressler
------------------------------------
Sheryl K. Pressler, Director/Trustee

                               EXHIBIT INDEX LIST

                               ING PARTNERS, INC.

   EXHIBIT NUMBER                                   EXHIBIT DESCRIPTION
------------------------------------------------------------------------------------------------------
None